As filed with the SEC on September 6, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Report(s) to Stockholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

570 Carillon Parkway

St. Petersburg, FL 33716

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Shareholder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As 2012 began, the crisis in Europe was occupying center stage. Fear of a large European bank failure causing a global banking crisis had previously driven global asset prices down. The European Central Bank responded by lending troubled European banks over one trillion euros and the Federal Reserve made unlimited dollars available to the European Central Bank. The combined effect was to relieve pressure on the European banks. In turn, the banks used some of this money to buy sovereign bonds which further reduced market pressure. Relieved investors jumped back into risk assets and equity markets across the globe rallied strongly throughout the first quarter of the year. At the same time, the U.S. economy and corporate earnings picked up steam. Equity and bond markets followed suit.

However, the underlying economic imbalances were not addressed and as summer arrived, an economic contraction began appearing in many countries across the globe. As a result, the global equity and corporate bond markets gave up part of their gains as investors sought safety. For the six months ending June 30, 2012, the Dow Jones Industrial Average Index returned 6.83%, the Standard & Poor’s 500® Index returned 9.49%, and the Barclays U.S. Aggregate Bond Index returned 2.37%. It is always important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Series Trust	Transamerica Series Trust

Transamerica AEGON Active Asset Allocation – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica AEGON Active Asset Allocation - Conservative VP
Initial Class	$1,000.00	$1,029.20	$3.18	$1,021.73	$3.17	0.63%
Service Class	1,000.00	1,029.30	4.44	1,020.49	4.42	0.88

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	81.3%
Value - Large Cap	5.5
Securities Lending Collateral	5.1
Growth - Large Cap	5.0
Emerging Market - Equity	2.6
Region Fund - Asian Pacific	2.5
Growth - Small Cap	1.2
Region Fund - European	1.2
Repurchase Agreement	1.1
Other Assets and Liabilities - Net	(5.5)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.3%
Capital Markets - 81.3%
Vanguard Extended Market ETF	16,182	$913
Vanguard Intermediate-Term Bond ETF	389,730	34,616
Vanguard Intermediate-Term Corporate Bond ETF	76,400	6,499
Vanguard Long-Term Bond ETF	104,296	9,903
Vanguard MSCI EAFE ETF	110,019	3,473
Vanguard S&P 500 ETF	99,417	6,192
Vanguard Short-Term Bond ETF	384,777	31,217
Vanguard Short-Term Government Bond ETF	40,380	2,460
Vanguard Total Bond Market ETF	604,875	51,040
Vanguard Total Stock Market ETF ^	105,416	7,347
Emerging Market - Equity - 2.6%
Vanguard MSCI Emerging Markets ETF	123,280	4,925
Growth - Large Cap - 5.0%
Vanguard Growth ETF	138,828	9,442
Growth - Small Cap - 1.2%
Vanguard Small-Capital ETF ^	29,067	2,210
Region Fund - Asian Pacific - 2.5%
Vanguard MSCI Pacific ETF	95,938	4,808
Region Fund - European - 1.2%
Vanguard MSCI European ETF ^	54,049	2,315
Value - Large Cap - 5.5%
Vanguard Value ETF	184,236	10,306

Total Investment Companies (cost $186,500)		187,666

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	9,649,995	9,650
Total Securities Lending Collateral (cost $9,650)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $2,055 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $2,100.	$2,055	$2,055
Total Repurchase Agreement (cost $2,055)

Total Investment Securities (cost $198,205) P		199,371
Other Assets and Liabilities - Net		(10,449)

Net Assets		$188,922

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $9,442.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $198,205. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,495 and $329, respectively. Net unrealized appreciation for tax purposes is $1,166.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$187,666	$—	$—	$187,666
Repurchase Agreement	—	2,055	—	2,055
Securities Lending Collateral	9,650	—	—	9,650

Total	$197,316	$2,055	$—	$199,371

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $196,150)	$197,316
(including securities loaned of $9,442)
Repurchase agreement, at value (cost: $2,055)	2,055
Cash	7
Receivables:
Investment securities sold	938
Shares sold	732
Securities lending income (net)	3
Dividends	19
Prepaid expenses	2

	201,072

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,248
Shares redeemed	15
Management and advisory fees	132
Distribution and service fees	34
Transfer agent fees	—	(A)
Administration fees	4
Audit and tax fees	14
Printing and shareholder reports fees	8
Other	45
Collateral for securities on loan	9,650

	12,150

Net assets	$188,922

Net assets consist of:
Capital stock ($.01 par value)	$185
Additional paid-in capital	185,583
Undistributed (accumulated) net investment income (loss)	1,733
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	255
Net unrealized appreciation (depreciation) on investments in investment companies	1,166

Net assets	$188,922

Net assets by class:
Initial Class	$7,554
Service Class	181,368
Shares outstanding:
Initial Class	740
Service Class	17,805
Net asset value and offering price per share:
Initial Class	$10.21
Service Class	10.19

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$1,603
Interest income	—	(A)
Securities lending income (net)	26

	1,629

Expenses:
Management and advisory	405
Distribution and service:
Service Class	180
Printing and shareholder reports	6
Custody	25
Administration	16
Legal	5
Audit and tax	5
Trustees	2
Transfer agent	—	(A)
Other	2

Total expenses	646

Recaptured expenses	11

Net expenses	657

Net investment income	972

Net realized gain (loss) from:
Investments in investment companies	2,091

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	789

Net realized and change in unrealized gain on investments in investment companies	2,880

Net increase in net assets resulting from operations	$3,852

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$972	$761
Net realized gain from investments in investment companies	2,091	254
Change in net unrealized appreciation (depreciation) on investments in investment companies	789	(275)

Net increase in net assets resulting from operations	3,852	740

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,548	3,312
Service Class	71,140	59,174

	74,688	62,486

Issued from portfolio acquisition
Initial Class	—	2,266
Service Class	—	61,575

	—	63,841

Cost of shares redeemed:
Initial Class	(1,319)	(490)
Service Class	(3,422)	(11,454)

	(4,741)	(11,944)

Net increase in net assets resulting from capital shares transactions	69,947	114,383

Net increase in net assets	73,799	115,123

Net assets:
Beginning of period/year	115,123	—

End of period/year	$188,922	$115,123

Undistributed net investment income	$1,733	$761

Share activity:
Shares issued:
Initial Class	353	337
Service Class	7,036	6,024

	7,389	6,361

Shares issued on portfolio acquisition:
Initial Class	—	230
Service Class	—	6,258

	—	6,488

Shares redeemed:
Initial Class	(130)	(50)
Service Class	(337)	(1,176)

	(467)	(1,226)

Net increase (decrease) in shares outstanding:
Initial Class	223	517
Service Class	6,699	11,106

	6,922	11,623

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class				Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)		Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.92		$10.00		$9.90		$10.00
Investment operations
Net investment income(B),(C)	0.08		0.23		0.06		0.28
Net realized and unrealized gain (loss)	0.21		(0.31)		0.23		(0.38)

Total operations	0.29		(0.08)		0.29		(0.10)

Net asset value
End of period/year	$10.21		$9.92		$10.19		$9.90

Total return(D)	2.92	%(E)	(0.80	)%(E)	2.93	%(E)	(1.00	)%(E)

Net assets end of period/year (000’s)	$7,554		$5,132		$181,368		$109,991
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recapture	0.63	%(G)	0.80	%(G)	0.88	%(G)	1.05	%(G)
Before reimbursement/recapture	0.62	%(G)	0.86	%(G)	0.87	%(G)	1.11	%(G)
Net investment income, to average net assets(C)	1.54	%(G)	3.45	%(G)	1.27	%(G)	4.22	%(G)
Portfolio turnover rate(H)	48	%(E)	131	%(E)	48	%(E)	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Active Asset Allocation - Conservative VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Initial Class	$373	0.20%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.80% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $11. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal portfolio administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Portfolios and Transamerica Institutional Asset Allocation Portfolios, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$143,589
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	72,783
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. REORGANIZATION

On December 9, 2011, Transamerica AEGON Active Asset Allocation - Conservative VP acquired all of the net assets of Transamerica Global Conservative VP (formerly, Transamerica Foxhall Global Conservative VP) pursuant to a Plan of Reorganization. Transamerica AEGON Active Asset Allocation - Conservative VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 6,488 shares of Transamerica AEGON Active Asset Allocation - Conservative VP for 6,827 shares of Transamerica Global Conservative VP outstanding on December 9, 2011. Transamerica Global Conservative VP’s net assets at that date, $63,841, including $652 unrealized appreciation were combined with those of Transamerica AEGON Active Asset Allocation - Conservative VP. The aggregate net assets of Transamerica AEGON Active Asset Allocation - Conservative VP immediately before the acquisition were $41,819; the combined net assets of Transamerica AEGON Active Asset Allocation - Conservative VP immediately after the acquisition were $105,660. In the acquisition, Transamerica AEGON Active Asset Allocation - Conservative VP retained certain capital loss carryforwards from Transamerica Global Conservative VP in the amount of $2,130. Shares issued with the acquisition were as follows:

Transamerica Global Conservative VP
Class	Shares	Amount

Initial	230	$2,266

Service	6,258	61,575

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. (continued)

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica AEGON Active Asset Allocation - Conservative VP shares issuable/ Transamerica Global Conservative VP):

Transamerica Global Conservative VP
Class	Exchange Ratio

Initial	0.95

Service	0.95

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON Active Asset Allocation - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica AEGON Active Asset Allocation - Moderate VP
Initial Class	$1,000.00	$1,036.00	$3.39	$1,021.53	$3.37	0.67%
Service Class	1,000.00	1,035.10	4.66	1,020.29	4.62	0.92

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	71.4%
Securities Lending Collateral	9.0
Value - Large Cap	8.1
Growth - Large Cap	7.6
Emerging Market - Equity	3.9
Region Fund - Asian Pacific	3.8
Repurchase Agreement	2.5
Growth - Small Cap	1.9
Region Fund - European	1.9
Other Assets and Liabilities - Net	(10.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 98.6%
Capital Markets - 71.4%
Vanguard Extended Market ETF	21,704	$1,225
Vanguard Intermediate-Term Bond ETF	241,027	21,407
Vanguard Intermediate-Term Corporate Bond ETF	50,295	4,279
Vanguard Long-Term Bond ETF	64,358	6,111
Vanguard MSCI EAFE ETF	134,988	4,262
Vanguard S&P 500 ETF	114,674	7,142
Vanguard Short-Term Bond ETF	237,090	19,235
Vanguard Short-Term Government Bond ETF	19,124	1,165
Vanguard Total Bond Market ETF	373,874	31,546
Vanguard Total Stock Market ETF ^	123,889	8,635
Emerging Market - Equity - 3.9%
Vanguard MSCI Emerging Markets ETF	142,721	5,702
Growth - Large Cap - 7.6%
Vanguard Growth ETF	164,198	11,167
Growth - Small Cap - 1.9%
Vanguard Small-Capital ETF ^	35,980	2,736
Region Fund - Asian Pacific - 3.8%
Vanguard MSCI Pacific ETF	111,867	5,607
Region Fund - European - 1.9%
Vanguard MSCI European ETF ^	63,615	2,725
Value - Large Cap - 8.1%
Vanguard Value ETF	212,409	11,881

Total Investment Companies (cost $144,656)		144,825

SECURITIES LENDING COLLATERAL - 9.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	13,186,519	13,187
Total Securities Lending Collateral (cost $13,187)

	Principal (000’s)	Value (000’s)

REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $3,703 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $3,780.	$3,703	$3,703
Total Repurchase Agreement (cost $3,703)

Total Investment Securities (cost $161,546) P		161,715
Other Assets and Liabilities - Net		(14,820)

Net Assets		$146,895

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $12,901.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $161,546. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $725 and $556, respectively. Net unrealized appreciation for tax purposes is $169.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$144,825	$—	$—	$144,825
Repurchase Agreement	—	3,703	—	3,703
Securities Lending Collateral	13,187	—	—	13,187

Total	$158,012	$3,703	$—	$161,715

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $157,843)	$158,012
(including securities loaned of $12,901)
Repurchase agreement, at value (cost: $3,703)	3,703
Receivables:
Investment securities sold	169
Shares sold	888
Securities lending income (net)	4
Dividends	13
Prepaid expenses	1

	162,790

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,591
Shares redeemed	2
Management and advisory fees	73
Distribution and service fees	26
Transfer agent fees	—	(A)
Administration fees	2
Audit and tax fees	10
Printing and shareholder reports fees	2
Other	2
Collateral for securities on loan	13,187

	15,895

Net assets	$146,895

Net assets consist of:
Capital stock ($.01 par value)	$146
Additional paid-in capital	145,393
Undistributed (accumulated) net investment income (loss)	734
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	453
Net unrealized appreciation (depreciation) on investments in investment companies	169

Net assets	$146,895

Net assets by class:
Initial Class	$1,300
Service Class	145,595
Shares outstanding:
Initial Class	129
Service Class	14,507
Net asset value and offering price per share:
Initial Class	$10.06
Service Class	10.04

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$829
Interest income	—	(A)
Securities lending income (net)	16

	845

Expenses:
Management and advisory	220
Distribution and service:
Service Class	100
Printing and shareholder reports	2
Custody	14
Administration	9
Legal	2
Audit and tax	7
Trustees	1
Transfer agent	—	(A)

Total expenses	355

Recaptured expenses	17

Net expenses	372

Net investment income	473

Net realized gain (loss) from:
Investments in investment companies	547

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	178

Net realized and change in unrealized gain on investments in investment companies	725

Net increase in net assets resulting from operations	$1,198

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$473	$261
Net realized gain (loss) from investments in investment companies	547	(94)
Change in net unrealized appreciation (depreciation) on investments in investment companies	178	(9)

Net increase in net assets resulting from operations	1,198	158

Capital share transactions:
Proceeds from shares sold:
Initial Class	734	1,059
Service Class	119,554	30,878

	120,288	31,937

Cost of shares redeemed:
Initial Class	(452)	(86)
Service Class	(5,046)	(1,102)

	(5,498)	(1,188)

Net increase in net assets resulting from capital shares transactions	114,790	30,749

Net increase in net assets	115,988	30,907

Net assets:
Beginning of period/year	30,907	—

End of period/year	$146,895	$30,907

Undistributed net investment income	$734	$261

Share activity:
Shares issued:
Initial Class	73	110
Service Class	11,931	3,201

	12,004	3,311

Shares redeemed:
Initial Class	(45)	(9)
Service Class	(510)	(115)

	(555)	(124)

Net increase (decrease) in shares outstanding:
Initial Class	28	101
Service Class	11,421	3,086

	11,449	3,187

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class				Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)		Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.71		$10.00		$9.70		$10.00
Investment operations
Net investment income(B),(C)	0.06		0.22		0.06		0.23
Net realized and unrealized gain (loss)	0.29		(0.51)		0.28		(0.53)

Total operations	0.35		(0.29)		0.34		(0.30)

Net asset value
End of period/year	$10.06		$9.71		$10.04		$9.70

Total return(D)	3.60	%(E)	(2.90	)%(E)	3.51	%(E)	(3.00	)%(E)

Net assets end of period/year (000’s)	$1,300		$979		$145,595		$29,928
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recapture	0.67	%(G)	0.80	%(G)	0.92	%(G)	1.05	%(G)
Before reimbursement/recapture	0.63	%(G)	1.03	%(G)	0.88	%(G)	1.28	%(G)
Net investment income, to average net assets(C)	1.28	%(G)	3.49	%(G)	1.16	%(G)	3.57	%(G)
Portfolio turnover rate(H)	34	%(E)	72	%(E)	34	%(E)	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Active Asset Allocation - Moderate VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.80% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $17. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal portfolio administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Portfolios and Transamerica Institutional Asset Allocation Portfolios, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$142,221
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	28,492
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON Active Asset Allocation - Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica AEGON Active Asset Allocation - Moderate Growth VP
Initial Class	$1,000.00	$1,047.30	$3.46	$1,021.48	$3.42	0.68%
Service Class	1,000.00	1,046.30	4.73	1,020.24	4.67	0.93

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	59.6%
Value - Large Cap	11.9
Growth - Large Cap	11.3
Emerging Market - Equity	5.7
Region Fund - Asian Pacific	5.7
Securities Lending Collateral	5.2
Growth - Small Cap	2.9
Region Fund- European	2.8
Repurchase Agreement	0.4
Other Assets and Liabilities - Net	(5.5)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.9%
Capital Markets - 59.6%
Vanguard Extended Market ETF	41,049	$2,316
Vanguard Intermediate-Term Bond ETF	180,771	16,056
Vanguard Intermediate-Term Corporate Bond ETF	39,352	3,348
Vanguard Long-Term Bond ETF	47,997	4,557
Vanguard MSCI EAFE ETF	234,020	7,388
Vanguard S&P 500 ETF	190,746	11,880
Vanguard Short-Term Bond ETF	175,943	14,274
Vanguard Short-Term Government Bond ETF	12,085	736
Vanguard Total Bond Market ETF	280,770	23,691
Vanguard Total Stock Market ETF	207,879	14,489
Emerging Market - Equity - 5.7%
Vanguard MSCI Emerging Markets ETF	238,354	9,522
Growth - Large Cap - 11.3%
Vanguard Growth ETF	276,389	18,797
Growth - Small Cap - 2.9%
Vanguard Small-Capital ETF ^	62,403	4,745
Region Fund - Asian Pacific - 5.7%
Vanguard MSCI Pacific ETF	187,813	9,413
Region Fund - European - 2.8%
Vanguard MSCI European ETF ^	107,964	4,624
Value - Large Cap - 11.9%
Vanguard Value ETF	353,674	19,785

Total Investment Companies (cost $162,211)		165,621

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	8,562,810	8,563
Total Securities Lending Collateral (cost $8,563)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $725 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $742.	$725	$725
Total Repurchase Agreement (cost $725)

Total Investment Securities (cost $171,499) P		174,909
Other Assets and Liabilities - Net		(9,062)

Net Assets		$165,847

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $8,378.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $171,499. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,027 and $617, respectively. Net unrealized appreciation for tax purposes is $3,410.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$165,621	$—	$—	$165,621
Repurchase Agreement	—	725	—	725
Securities Lending Collateral	8,563	—	—	8,563

Total	$174,184	$725	$—	$174,909

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $170,774)	$174,184
(including securities loaned of $8,378)
Repurchase agreement, at value (cost: $725)	725
Receivables:
Investment securities sold	1,366
Shares sold	71
Securities lending income (net)	7
Dividends	10
Prepaid expenses	2

	176,365

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,578
Shares redeemed	10
Management and advisory fees	190
Distribution and service fees	26
Transfer agent fees	—	(A)
Administration fees	3
Audit and tax fees	18
Printing and shareholder reports fees	22
Other	108
Collateral for securities on loan	8,563

	10,518

Net assets	$165,847

Net assets consist of:
Capital stock ($.01 par value)	$171
Additional paid-in capital	172,373
Undistributed (accumulated) net investment income (loss)	1,807
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(11,914)
Net unrealized appreciation (depreciation) on investments in investment companies	3,410

Net assets	$165,847

Net assets by class:
Initial Class	$29,062
Service Class	136,785
Shares outstanding:
Initial Class	2,984
Service Class	14,080
Net asset value and offering price per share:
Initial Class	$9.74
Service Class	9.72

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$1,197
Interest income	—	(A)
Securities lending income (net)	46

	1,243

Expenses:
Management and advisory	391
Distribution and service:
Service Class	145
Printing and shareholder reports	13
Custody	28
Administration	16
Legal	6
Audit and tax	2
Trustees	2
Transfer agent	1
Other	2

Total expenses	606

Recaptured expenses	34

Net expenses	640

Net investment income	603

Net realized gain (loss) from:
Investments in investment companies	3,192

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	1,954

Net realized and change in unrealized gain on investments in investment companies	5,146

Net increase in net assets resulting from operations	$5,749

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$603	$1,201
Net realized gain (loss) from investments in investment companies	3,192	(3,855)
Change in net unrealized appreciation on investments in investment companies	1,954	1,201

Net increase (decrease) in net assets resulting from operations	5,749	(1,453)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,220	1,399
Service Class	47,731	19,805

	48,951	21,204

Issued from portfolio acquisition
Initial Class	—	29,079
Service Class	—	80,853

	—	109,932

Cost of shares redeemed:
Initial Class	(3,035)	(694)
Service Class	(11,448)	(3,359)

	(14,483)	(4,053)

Net increase in net assets resulting from capital shares transactions	34,468	127,083

Net increase in net assets	40,217	125,630

Net assets:
Beginning of period/year	125,630	—

End of period/year	$165,847	$125,630

Undistributed net investment income	$1,807	$1,204

Share activity:
Shares issued:
Initial Class	126	150
Service Class	4,904	2,107

	5,030	2,257

Shares issued on portfolio acquisition:
Initial Class	—	3,093
Service Class	—	8,611

	—	11,704

Shares redeemed:
Initial Class	(310)	(75)
Service Class	(1,181)	(361)

	(1,491)	(436)

Net increase (decrease) in shares outstanding:
Initial Class	(184)	3,168
Service Class	3,723	10,357

	3,539	13,525

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class				Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)		Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.30		$10.00		$9.29		$10.00
Investment operations
Net investment income(B),(C)	0.05		0.82		0.04		0.54
Net realized and unrealized gain (loss)	0.39		(1.52)		0.39		(1.25)

Total operations	0.44		(0.70)		0.43		(0.71)

Net asset value
End of period/year	$9.74		$9.30		$9.72		$9.29

Total return(D)	4.73	%(E)	(7.00	)%(E)	4.63	%(E)	(7.10	)%(E)

Net assets end of period/year (000’s)	$29,062		$29,459		$136,785		$96,171
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	0.68	%(G)	0.80	%(G)	0.93	%(G)	1.05	%(G)
Before reimbursement/recaptured expense	0.63	%(G)	1.07	%(G)	0.88	%(G)	1.32	%(G)
Net investment income, to average net assets(C)	0.98	%(G)	13.27	%(G)	0.79	%(G)	8.81	%(G)
Portfolio turnover rate(H)	53	%(E)	270	%(E)	53	%(E)	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Active Asset Allocation - Moderate Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Initial Class	$122	0.07%
Service Class	122	0.07

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.80% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $34. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal portfolio administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Portfolios and Transamerica Institutional Asset Allocation Portfolios, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$114,142
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	78,731
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. REORGANIZATION

On December 9, 2011, Transamerica AEGON Active Asset Allocation - Moderate Growth VP acquired all of the net assets of Transamerica Global Growth VP (formerly, Transamerica Foxhall Global Growth VP) and Transamerica Emerging Markets/Pacific Rim VP (formerly, Transamerica Foxhall Emerging Markets/Pacific Rim VP) pursuant to a Plan of Reorganization. Transamerica AEGON Active Asset Allocation - Moderate Growth VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 11,704 shares of Transamerica AEGON Active Asset Allocation - Moderate Growth VP for 5,074 shares of Transamerica Global Growth VP and for 6,071 shares of Transamerica Emerging Markets/Pacific Rim VP outstanding on December 9, 2011. Transamerica Global Growth VP’s net assets at that date, $51,906, including $1,166 unrealized appreciation, were combined with those of Transamerica AEGON Active Asset Allocation - Moderate Growth VP. Transamerica Emerging Markets/Pacific Rim VP’s net assets at that date, $58,026, including $911 unrealized depreciation, were combined with those of Transamerica AEGON Active Asset Allocation - Moderate Growth VP. The aggregate net assets of Transamerica AEGON Active Asset Allocation - Moderate Growth VP immediately before the acquisition were $17,990; the combined net assets of Transamerica AEGON Active Asset Allocation - Moderate Growth VP immediately after the acquisition were $127,922. In the acquisition, Transamerica AEGON Active Asset Allocation - Moderate Growth VP retained certain capital loss carryforwards from Transamerica Global Growth VP and Transamerica Emerging Markets/Pacific Rim VP in the amount of $11,251. Shares issued with the acquisition were as follows:

Transamerica Global Growth VP
Class	Shares	Amount

Initial	1,636	$15,381

Service	3,890	36,525

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. (continued)

Transamerica Emerging Markets/Pacific Rim VP
Class	Shares	Amount

Initial	1,457	$13,698

Service	4,721	44,328

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica AEGON Active Asset Allocation - Moderate Growth VP shares issuable/ Transamerica Global Growth VP):

Transamerica Global Growth VP
Class	Exchange Ratio

Initial	1.09

Service	1.09

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica AEGON Active Asset Allocation - Moderate Growth VP shares issuable/ Transamerica Emerging Markets/Pacific Rim VP):

Transamerica Emerging Markets/Pacific Rim VP
Class	Exchange Ratio

Initial	1.02

Service	1.02

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON Active Asset Allocation - Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the period since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica AEGON High Yield Bond VP
Initial Class	$1,000.00	$1,086.40	$3.68	$1,021.33	$3.57	0.71%
Service Class	1,000.00	1,085.30	4.98	1,020.09	4.82	0.96

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	90.7%
Securities Lending Collateral	25.5
Repurchase Agreement	5.3
Preferred Stocks	2.3
Preferred Corporate Debt Security	0.5
Loan Assignments	0.5
Common Stocks	0.0	(A)
Warrants	0.0	(A)
Other Assets and Liabilities - Net	(24.8)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITY - 0.5%
Capital Markets - 0.5%
Goldman Sachs Capital II
4.00%, 06/01/2043 *	$1,919	$1,299
Total Preferred Corporate Debt Security (cost $1,291)

CORPORATE DEBT SECURITIES - 90.7%
Aerospace & Defense - 1.0%
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	140	153
7.75%, 03/15/2020 - 144A	400	445
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	330	360
7.50%, 10/01/2017	735	800
Triumph Group, Inc.
8.63%, 07/15/2018 ^	630	699
Airlines - 1.0%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	825	834
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class B
6.38%, 01/02/2016	470	470
Series 2010-2, Class B
6.75%, 11/23/2015	494	489
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	561	589
Auto Components - 0.2%
Lear Corp.
7.88%, 03/15/2018	365	403
8.13%, 03/15/2020 ^	140	157
Automobiles - 1.3%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 ^	1,600	1,644
8.25%, 06/15/2021 ^	430	442
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 ǝ	805	¿
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A	200	206
8.13%, 05/15/2021 - 144A	745	769
Beverages - 2.0%
Constellation Brands, Inc.
6.00%, 05/01/2022 ^	1,200	1,290
7.25%, 09/01/2016	900	1,019
7.25%, 05/15/2017 ^	850	972
Cott Beverages, Inc.
8.13%, 09/01/2018	415	453
8.38%, 11/15/2017 ^	1,050	1,142
Building Products - 2.7%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 ^	1,702	1,519
Euramax International, Inc.
9.50%, 04/01/2016	1,295	1,143
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	3,332	3,266
13.13%, 07/15/2014	510	516
Chemicals - 1.3%
Huntsman International LLC
8.63%, 03/15/2020 - 03/15/2021^	1,200	1,349

	Principal (000’s)	Value (000’s)
Chemicals (continued)
NOVA Chemicals Corp.
3.86%, 11/15/2013 *	$50	$50
8.38%, 11/01/2016	1,090	1,214
8.63%, 11/01/2019	410	464
Commercial Banks - 2.0%
CIT Group, Inc.
5.00%, 05/15/2017 ^	165	170
5.25%, 03/15/2018 ^	185	191
5.50%, 02/15/2019 - 144A	702	721
7.00%, 05/02/2016 - 05/02/2017 - 144A^	3,599	3,607
Commercial Services & Supplies - 3.0%
Ceridian Corp.
8.88%, 07/15/2019 - 144A	973	1,005
11.25%, 11/15/2015 ^	313	300
12.25%, 11/15/2015 Ώ	2,150	2,086
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	1,169	976
GCB Quebecor World (Escrow Shares)
6.13%, 11/15/2013 ǝ	690	¿
International Lease Finance Corp.
8.63%, 09/15/2015	2,000	2,209
KAR Auction Services, Inc.
4.47%, 05/01/2014 *	599	598
Computers & Peripherals - 0.7%
Seagate HDD Cayman
6.88%, 05/01/2020	940	1,011
7.75%, 12/15/2018	640	708
Consumer Finance - 2.1%
Ally Financial, Inc.
6.75%, 12/01/2014 ^	900	947
8.00%, 03/15/2020	650	748
Springleaf Finance Corp.
6.90%, 12/15/2017 ^	4,170	3,328
Containers & Packaging - 1.6%
Graphic Packaging International, Inc.
7.88%, 10/01/2018	900	990
9.50%, 06/15/2017	200	220
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A^	1,100	1,154
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	570	636
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	875	884
Diversified Consumer Services - 0.5%
Service Corp., International
7.00%, 06/15/2017 ^	1,160	1,291
Diversified Financial Services - 2.7%
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž ^	1,165	1,214
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	475	504
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž	819	898
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,300	1,261
9.88%, 08/15/2018 ^	845	796
Nuveen Investments, Inc.
10.50%, 11/15/2015	1,332	1,352

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
9.50%, 06/15/2019 - 144A ^	$280	$291
Diversified Telecommunication Services - 5.9%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 ^	1,745	1,780
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75%, 12/01/2016 - 144A	25	25
Frontier Communications Corp.
8.25%, 04/15/2017 ^	465	500
9.00%, 08/15/2031	2,460	2,348
Hughes Satellite Systems Corp.
6.50%, 06/15/2019 ^	695	738
7.63%, 06/15/2021 ^	601	654
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	650	683
Level 3 Financing, Inc.
8.13%, 07/01/2019 ^	1,735	1,781
8.63%, 07/15/2020 ^	250	263
PAETEC Holding Corp.
8.88%, 06/30/2017	215	232
Sprint Capital Corp.
8.75%, 03/15/2032	2,767	2,517
Windstream Corp.
7.50%, 04/01/2023	2,290	2,347
7.75%, 10/15/2020 ^	250	265
Electric Utilities - 3.6%
Elwood Energy LLC
8.16%, 07/05/2026	1,747	1,747
Homer City Funding LLC
8.14%, 10/01/2019	305	293
8.73%, 10/01/2026	2,655	2,556
Intergen NV
9.00%, 06/30/2017 - 144A^	1,400	1,372
LSP Energy, LP / LSP Batesville Funding Corp.
8.16%, 07/15/2025 ǝ	1,250	1,038
Red Oak Power LLC - Series B
9.20%, 11/30/2029	1,405	1,503
Electronic Equipment & Instruments - 0.6%
NXP BV / NXP Funding LLC
9.75%, 08/01/2018 - 144A	1,150	1,311
Energy Equipment & Services - 0.8%
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	1,752	1,857
Food & Staples Retailing - 0.9%
Rite Aid Corp.
7.50%, 03/01/2017 ^	1,500	1,530
7.70%, 02/15/2027	81	67
9.50%, 06/15/2017 ^	355	363
10.38%, 07/15/2016	125	132
Food Products - 1.1%
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A ^	880	918
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	168	174
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A ^	670	707
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	905	851
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	133	130

	Principal (000’s)	Value (000’s)
Health Care Equipment & Supplies - 0.9%
Accellent, Inc.
8.38%, 02/01/2017	$675	$683
10.00%, 11/01/2017	385	323
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018 - 144A ^	1,055	1,109
Health Care Providers & Services - 5.9%
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019 ^	2,455	2,614
8.88%, 07/15/2015 ^	1,316	1,351
DaVita, Inc.
6.38%, 11/01/2018 ^	1,525	1,575
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A ^	730	761
5.88%, 01/31/2022 - 144A	200	208
GCB U.S. Oncology, Inc. (Escrow Shares)
0.00%, 08/15/2017	1,650	25
HCA Holdings, Inc.
7.75%, 05/15/2021 ^	860	922
HCA, Inc.
6.38%, 01/15/2015 ^	600	638
6.50%, 02/15/2020	570	618
7.50%, 02/15/2022 ^	1,200	1,308
7.88%, 02/15/2020	900	999
HealthSouth Corp.
7.75%, 09/15/2022 ^	1,645	1,764
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 ^	1,095	1,163
Hotels, Restaurants & Leisure - 6.0%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A	405	433
7.50%, 04/15/2021 ^	1,350	1,445
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	2,200	1,504
11.25%, 06/01/2017 ^	285	311
12.75%, 04/15/2018	1,910	1,499
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 ^ Ώ	560	617
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,860	2,083
MGM Resorts International
10.00%, 11/01/2016 ^	505	559
11.13%, 11/15/2017 ^	760	853
11.38%, 03/01/2018	2,395	2,821
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	125	130
7.25%, 06/15/2016 ^	350	378
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	600	615
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	935	1,036
Household Durables - 4.4%
Beazer Homes USA, Inc.
9.13%, 06/15/2018	1,993	1,759
12.00%, 10/15/2017	2,124	2,286
Jarden Corp.
7.50%, 01/15/2020 ^	840	918

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Household Durables (continued)
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016	$1,475	$1,405
KB Home
9.10%, 09/15/2017 ^	1,455	1,520
Meritage Homes Corp.
7.00%, 04/01/2022 - 144A ^	396	408
7.15%, 04/15/2020	1,026	1,067
Standard Pacific Corp.
8.38%, 05/15/2018 - 01/15/2021	1,050	1,141
Household Products - 1.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021 - 144A	100	104
7.13%, 04/15/2019 - 144A	1,820	1,907
9.00%, 04/15/2019 - 144A ^	1,085	1,082
9.88%, 08/15/2019 - 144A ^	750	778
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp.
7.25%, 10/15/2017 - 144A^	575	618
7.88%, 07/31/2020 - 01/15/2023 - 144A^	1,325	1,455
Dynegy Holdings LLC
7.50%, 06/01/2015 џ ‡	1,495	1,002
7.75%, 06/01/2019 џ ‡	3,520	2,359
Edison Mission Energy
7.20%, 05/15/2019	1,075	599
NRG Energy, Inc.
7.63%, 01/15/2018	1,175	1,216
7.63%, 05/15/2019 ^	590	597
7.88%, 05/15/2021 ^	725	732
8.25%, 09/01/2020 ^	300	311
8.50%, 06/15/2019 ^	250	261
Insurance - 1.4%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	1,075	618
Lincoln National Corp.
7.00%, 05/17/2066 * ^	2,875	2,746
IT Services - 1.1%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	850	912
7.63%, 11/15/2020 ^	1,632	1,738
Machinery - 0.6%
Dynacast International LLC
9.25%, 07/15/2019 - 144A	510	529
Navistar International Corp.
8.25%, 11/01/2021	1,038	995
Media - 9.0%
Cablevision Systems Corp.
7.75%, 04/15/2018	976	1,039
8.00%, 04/15/2020 ^	769	831
8.63%, 09/15/2017 ^	1,018	1,135
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021 ^	550	586
7.25%, 10/30/2017 ^	685	747
7.38%, 06/01/2020 ^	500	549
7.88%, 04/30/2018 ^	1,390	1,512
Cequel Communications Holdings I LLC / Cequel Capital Corp.
8.63%, 11/15/2017 - 144A ^	1,160	1,250

	Principal (000’s)	Value (000’s)
Media (continued)
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A ^	$1,205	$1,178
7.63%, 03/15/2020 - 144A	150	144
9.25%, 12/15/2017	150	163
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	1,825	1,988
DISH DBS Corp.
4.63%, 07/15/2017 - 144A	1,330	1,332
5.88%, 07/15/2022 - 144A ^	1,000	1,010
7.75%, 05/31/2015 ^	1,305	1,449
7.88%, 09/01/2019 ^	800	922
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A^	520	536
7.88%, 11/01/2020 - 144A	695	744
8.50%, 05/15/2021 - 144A^	1,385	1,395
WMG Acquisition Corp.
9.50%, 06/15/2016 ^	2,340	2,550
Metals & Mining - 1.2%
AK Steel Corp.
8.38%, 04/01/2022 ^	1,290	1,096
FMG Resources August 2006 Pty, Ltd.
8.25%, 11/01/2019 - 144A	865	917
U.S. Steel Corp.
6.65%, 06/01/2037 ^	1,088	849
Multiline Retail - 1.1%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	1,188	1,003
JC Penney Corp., Inc.
7.13%, 11/15/2023 ^	775	720
7.40%, 04/01/2037 ^	660	553
7.95%, 04/01/2017 ^	300	300
Multi-Utilities - 0.4%
Puget Energy, Inc.
5.63%, 07/15/2022 - 144A	985	1,012
Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.
7.00%, 06/15/2019 ^	200	169
7.25%, 06/15/2021 ^	465	389
8.75%, 08/01/2016 ^	300	287
Chesapeake Energy Corp.
6.13%, 02/15/2021 ^	140	135
6.50%, 08/15/2017 ^	200	199
6.63%, 08/15/2020 ^	727	720
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A ^	925	786
CONSOL Energy, Inc.
6.38%, 03/01/2021 ^	240	226
8.00%, 04/01/2017 ^	225	233
8.25%, 04/01/2020 ^	570	599
Continental Resources, Inc.
7.13%, 04/01/2021	350	390
8.25%, 10/01/2019 ^	740	827
El Paso LLC
7.25%, 06/01/2018	2,041	2,354
Energy Transfer Equity, LP
7.50%, 10/15/2020	2,370	2,601
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	1,125	1,184
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021	900	941
8.63%, 04/15/2020 ^	770	830

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.
5.63%, 07/01/2024	$260	$266
6.88%, 02/01/2020 ^	475	506
Pioneer Natural Resources Co.
6.88%, 05/01/2018	585	688
Plains Exploration & Production Co.
6.13%, 06/15/2019 ^	860	864
6.75%, 02/01/2022	325	332
SM Energy Co.
6.50%, 11/15/2021	810	824
6.50%, 01/01/2023 - 144A	300	302
Paper & Forest Products - 0.5%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	175	147
Westvaco Corp.
7.95%, 02/15/2031	125	143
8.20%, 01/15/2030	750	890
Pharmaceuticals - 1.2%
Mylan, Inc.
7.63%, 07/15/2017 - 144A	468	515
7.88%, 07/15/2020 - 144A	565	634
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A^	900	881
6.88%, 12/01/2018 - 144A	550	569
7.00%, 10/01/2020 - 144A^	300	303
Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 ^	1,150	1,242
6.00%, 10/01/2021	500	549
9.00%, 05/15/2017	340	377
Weyerhaeuser Co.
7.38%, 03/15/2032	1,520	1,697
Real Estate Management & Development - 0.4%
Realogy Corp.
11.50%, 04/15/2017 ^	960	910
Road & Rail - 1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019 ^	275	295
9.75%, 03/15/2020	995	1,105
Hertz Corp.
6.75%, 04/15/2019 ^	350	364
7.50%, 10/15/2018 ^	920	987
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	1,200	1,284
10.13%, 03/15/2018 - 144A	788	861
Software - 1.3%
First Data Corp.
12.63%, 01/15/2021 ^	3,125	3,129
Specialty Retail - 0.4%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	272	228
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	155	157
9.63%, 06/01/2015 Ώ	600	511
Textiles, Apparel & Luxury Goods - 1.1%
Jones Group, Inc.
6.13%, 11/15/2034 ^	1,300	962
Levi Strauss & Co.
6.88%, 05/01/2022 - 144A^	1,274	1,307

	Principal (000’s)	Value (000’s)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.
7.38%, 05/15/2020 ^	$360	$399
Trading Companies & Distributors - 0.5%
UR Merger Sub Corp.
7.38%, 05/15/2020 - 144A	580	606
8.25%, 02/01/2021	536	571
Wireless Telecommunication Services - 2.0%
Cricket Communications, Inc.
7.75%, 05/15/2016 - 10/15/2020^	1,600	1,598
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	2,545	2,609
9.00%, 11/15/2018 - 144A	570	637

Total Corporate Debt Securities (cost $210,718)		215,672

LOAN ASSIGNMENTS - 0.5%
Communications Equipment - 0.2%
Sorenson Communications, Inc.
6.00%, 08/16/2013 * § Δ	400	384
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.
8.50%, 12/01/2017 * § Δ	712	705

Total Loan Assignments (cost $1,086)		1,089

	Shares	Value (000’s)
PREFERRED STOCKS - 2.3%
Consumer Finance - 1.1%
Ally Financial, Inc., 7.00% - 144A	1,077	960
Ally Financial, Inc., 8.50% * ^	61,000	1,399
Diversified Financial Services - 0.5%
GMAC Capital Trust I, 8.13% * ^	50,500	1,215
Insurance - 0.7%
Hartford Financial Services Group, Inc., 7.88% *	64,900	1,755

Total Preferred Stocks (cost $4,836)		5,329

COMMON STOCKS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡	3,292	65
Motors Liquidation Co. GUC Trust ‡	826	10
Commercial Services & Supplies - 0.0% ¥
Quad/Graphics, Inc. ^	89	1

Total Common Stocks (cost $121)		76

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	58	1
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	58	¿

Total Warrants (cost $¿)		1

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	60,777,728	60,778
Total Securities Lending Collateral (cost $60,778)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $12,692 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $12,947.	$12,691	$12,691
Total Repurchase Agreement (cost $12,691)

Total Investment Securities (cost $291,521) P		296,935
Other Assets and Liabilities - Net		(59,010)

Net Assets		$237,925

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 06/29/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $59,045.
¿	Amount is less than 1.
ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,038, or 0.44% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
џ	In default.
§	Illiquid. These securities had an aggregate market value of $1,089, or 0.46%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $291,521. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,377 and $3,963, respectively. Net unrealized appreciation for tax purposes is $5,414.
r	Restricted Security. At 06/30/2012, the portfolio owned the respective securities which were restricted to public resale as follows:

Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Chesapeake Energy Corp.	05/31/2012	$701	$705	0.30%
Sorenson Communications, Inc.	06/25/2012	385	384	0.16

		$1,086	$1,089	0.46%

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $44,931, or 18.88% of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 06/30/2012
Common Stocks	$76	$—		$—	$76
Corporate Debt Securities	—	215,672		¿	215,672
Loan Assignments	—	1,089		—	1,089
Preferred Corporate Debt Security	—	1,299		—	1,299
Preferred Stocks	5,329	—		—	5,329
Repurchase Agreement	—	12,691		—	12,691
Securities Lending Collateral	60,778	—		—	60,778
Warrants	1	—		—	1

Total	$66,184	$230,751	$	¿	$296,936

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands)(continued):

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012
Corporate Debt Securities	$	¿	$—	$—	$—	$—	$—	$—	$—	$	¿	—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₪	Total aggregate market value of Level 3 is less than 0.01% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $278,830) (including securities loaned of $59,045)	$284,244
Repurchase agreement, at value (cost: $12,691)	12,691
Cash	8
Receivables:
Investment securities sold	632
Shares sold	81
Interest	4,076
Securities lending income (net)	26
Dividends	35
Other	1
Prepaid expenses	2

	301,796

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,728
Shares redeemed	183
Management and advisory fees	117
Distribution and service fees	15
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	5
Printing and shareholder reports fees	29
Audit and tax fees	9
Other	6
Collateral for securities on loan	60,778

	63,871

Net assets	$237,925

Net assets consist of:
Capital stock ($.01 par value)	$294
Additional paid-in capital	243,606
Undistributed net investment income	23,292
Accumulated net realized loss from investment securities	(34,681)
Net unrealized appreciation (depreciation) on:
Investment securities	5,414

Net assets	$237,925

Net assets by class:
Initial Class	$158,398
Service Class	79,527
Shares outstanding:
Initial Class	19,673
Service Class	9,772
Net asset value and offering price per share:
Initial Class	$8.05
Service Class	8.14

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$198
Interest income	8,681
Securities lending income (net)	157

9,036

Expenses:
Management and advisory	744
Distribution and service:
Service Class	93
Printing and shareholder reports	17
Custody	25
Administration	25
Legal	6
Audit and tax	7
Trustees	3
Transfer agent	1
Other	3

Total expenses	924

Net investment income	8,112

Net realized gain (loss) on transactions from:
Investment securities	3,090

Net increase in unrealized appreciation (depreciation) on:
Investment securities	7,535

Net realized and change in unrealized gain	10,625

Net increase in net assets resulting from operations	$18,737

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$8,112	$15,179
Net realized gain from investment securities	3,090	5,394
Change in net unrealized appreciation (depreciation) on investment securities	7,535	(10,702)

Net increase in net assets resulting from operations	18,737	9,871

Distributions to shareholders:
From net investment income:
Initial Class	—	(10,091)
Service Class	—	(3,943)

Total distributions to shareholders:	—	(14,034)

Capital share transactions:
Proceeds from shares sold:
Initial Class	22,294	61,161
Service Class	30,036	55,505

	52,330	116,666

Dividends and distributions reinvested:
Initial Class	—	10,091
Service Class	—	3,943

	—	14,034

Cost of shares redeemed:
Initial Class	(26,930)	(83,140)
Service Class	(22,466)	(39,873)

	(49,396)	(123,013)

Net increase in net assets from capital shares transactions	2,934	7,687

Net increase in net assets	21,671	3,524

Net assets:
Beginning of period/year	216,254	212,730

End of period/year	$237,925	$216,254

Undistributed net investment income	$23,292	$15,180

Share activity:
Shares issued:
Initial Class	2,856	8,085
Service Class	3,790	7,146

	6,646	15,231

Shares issued-reinvested from distributions:
Initial Class	—	1,429
Service Class	—	552

	—	1,981

Shares redeemed:
Initial Class	(3,438)	(10,717)
Service Class	(2,833)	(5,099)

	(6,271)	(15,816)

Net increase (decrease) in shares outstanding:
Initial Class	(582)	(1,203)
Service Class	957	2,599

	375	1,396

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
Period ended	Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$7.41	$7.67	$7.95	$5.87	$8.74	$9.48
Investment operations
Net investment income(A)	0.27	0.55	0.59	0.66	0.67	0.68
Net realized and unrealized gain (loss)	0.37	(0.21)	0.33	2.04	(2.68)	(0.52)

Total operations	0.64	0.34	0.92	2.70	(2.01)	0.16

Distributions
From net investment income	—	(0.60)	(1.20)	(0.62)	(0.72)	(0.90)
From net realized gains	—	—	—	—	(0.14)	—	(B)

Total distributions	—	(0.60)	(1.20)	(0.62)	(0.86)	(0.90)

Net asset value
End of period/year	$8.05	$7.41	$7.67	$7.95	$5.87	$8.74

Total return(C)	8.64	%(D)	4.77%	12.58%	47.05%	(25.20)%	1.85%

Net assets end of period/year (000’s)	$158,398	$150,132	$164,509	$187,509	$244,866	$308,893
Ratio and supplemental data
Expenses to average net assets	0.71	%(E)	0.72%	0.73%	0.80%	0.79%	0.81%
Net investment income, to average net assets	7.05	%(E)	7.12%	7.50%	9.38%	8.73%	7.25%
Portfolio turnover rate	34	%(D)	88%	140%	85%	59%	70%

For a share outstanding throughout each period	Service Class
Period ended	Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$7.50	$7.76	$8.04	$5.94	$8.83	$9.56
Investment operations
Net investment income(A)	0.27	0.54	0.57	0.64	0.66	0.66
Net realized and unrealized gain (loss)	0.37	(0.22)	0.34	2.07	(2.72)	(0.51)

Total operations	0.64	0.32	0.91	2.71	(2.06)	0.15

Distributions
From net investment income	—	(0.58)	(1.19)	(0.61)	(0.69)	(0.88)
From net realized gains	—	—	—	—	(0.14)	—	(B)

Total distributions	—	(0.58)	(1.19)	(0.61)	(0.83)	(0.88)

Net asset value
End of period/year	$8.14	$7.50	$7.76	$8.04	$5.94	$8.83

Total return(C)	8.53	%(D)	4.54%	12.31%	46.67%	(25.46)%	1.73%

Net assets end of period/year (000’s)	$79,527	$66,122	$48,221	$26,405	$5,617	$10,028
Ratio and supplemental data
Expenses to average net assets	0.96	%(E)	0.97%	0.98%	1.05%	1.04%	1.06%
Net investment income, to average net assets	6.81	%(E)	6.89%	7.20%	8.75%	8.26%	7.01%
Portfolio turnover rate	34	%(D)	88%	140%	85%	59%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON High Yield Bond VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments on the Statement of Assets and Liabilities.

The PIKs at June 30, 2012 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the funds have direct recourse against the corporate borrowers, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2012.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.64%
Over $750 million	0.60%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.85% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$91,629
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	74,675
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON High Yield Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s performance for longer periods included the management of the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica AEGON Money Market VP
Initial Class	$1,000.00	$1,000.00	$1.34	$1,023.52	$1.36	0.27%
Service Class	1,000.00	1,000.00	1.34	1,023.52	1.36	0.27

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Commercial Paper	73.9%
Repurchase Agreements	18.4
Certificates of Deposit	6.8
Short-Term U.S. Government Obligation	0.6
Other Assets and Liabilities - Net	0.3

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲ - 73.9%
Beverages - 2.4%
Coca-Cola Co.
0.19%, 09/06/2012 - 144A	$8,700	$8,697
0.20%, 07/18/2012 - 144A	6,400	6,399
Commercial Banks - 28.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.17%, 07/05/2012	4,000	4,000
0.33%, 07/26/2012	3,100	3,099
Barclays US Funding Corp.
0.14%, 07/05/2012	16,200	16,199
Commonwealth Bank of Australia
0.23%, 08/24/2012 - 144A	9,500	9,497
0.25%, 09/05/2012 - 144A	2,050	2,049
Credit Suisse
0.35%, 09/24/2012	10,000	9,992
Deutsche Bank Financial LLC
0.18%, 07/03/2012	10,000	10,000
DNB Bank ASA
0.30%, 08/21/2012 - 144A	10,900	10,895
Mizuho Funding LLC
0.21%, 07/05/2012 - 144A	1,280	1,280
0.35%, 07/23/2012 - 144A	13,700	13,697
Skandinaviska Enskilda Banken AB
0.30%, 07/16/2012 - 144A	10,000	9,999
0.41%, 08/30/2012 - 144A	4,000	3,997
0.44%, 07/11/2012 - 144A	12,250	12,249
Standard Chartered Bank
0.42%, 09/14/2012 - 144A	9,000	8,992
0.45%, 11/13/2012 - 144A	7,900	7,887
0.47%, 11/21/2012 - 144A	7,500	7,486
Sumitomo Mitsui Banking Corp.
0.35%, 07/16/2012 - 07/25/2012 - 144A	26,700	26,694
Westpac Securities NZ, Ltd.
0.25%, 08/15/2012 - 144A	6,000	5,998
0.41%, 10/01/2012 - 144A	13,000	12,987
Consumer Finance - 4.5%
PACCAR Financial Corp.
0.18%, 09/06/2012	6,000	5,998
Toyota Motor Credit Corp.
0.28%, 07/06/2012	7,000	7,000
0.29%, 10/10/2012	5,000	4,996
0.30%, 10/26/2012	10,000	9,990
Diversified Financial Services - 38.4%
Alpine Securitization Corp.
0.16%, 07/03/2012 - 144A	2,600	2,600
0.30%, 08/27/2012 - 144A	1,000	1,000
0.32%, 09/06/2012 - 144A	7,500	7,495
0.33%, 09/18/2012 - 144A	8,900	8,893
General Electric Capital Corp.
0.28%, 07/16/2012	9,600	9,599
0.34%, 12/17/2012	4,000	3,994
ING US Funding LLC
0.27%, 08/10/2012	2,100	2,099
0.38%, 07/02/2012 - 07/23/2012	18,700	18,699
Jupiter Securitization Co. LLC
0.18%, 07/16/2012 - 08/02/2012 - 144A	14,200	14,198
Mont Blanc Capital Corp.
0.25%, 07/24/2012 - 144A	5,000	4,999
0.41%, 08/09/2012 - 144A	15,000	14,993

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Nieuw Amsterdam Receivables Corp.
0.20%, 07/20/2012 - 144A	$15,000	$14,999
0.26%, 07/05/2012 - 07/12/2012 - 144A	7,900	7,900
Nordea North America, Inc.
0.25%, 08/10/2012	9,000	8,997
0.33%, 09/04/2012	17,000	16,991
Sheffield Receivables Corp.
0.28%, 07/24/2012 - 144A	9,800	9,798
Solitaire Funding LLC
0.28%, 08/06/2012 - 144A	10,000	9,997
0.37%, 08/01/2012 - 144A	8,300	8,297
Straight-A Funding LLC
0.15%, 07/27/2012 - 144A	12,774	12,773
0.16%, 08/24/2012 - 08/27/2012 - 144A	25,700	25,694
Surrey Funding Corp.
0.23%, 07/24/2012 - 144A	13,300	13,298
Victory Receivables Corp.
0.22%, 08/01/2012 - 144A	10,000	9,998
0.23%, 08/27/2012 - 144A	9,700	9,696

Total Commercial Paper (cost $457,084)		457,084

CERTIFICATES OF DEPOSIT ▲ - 6.8%
Commercial Banks - 6.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.35%, 08/03/2012	20,000	20,000
Svenska Handelsbanken AB
0.26%, 07/18/2012	11,800	11,800
0.29%, 09/13/2012	10,000	10,004

Total Certificates of Deposit (cost $41,804)		41,804

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury Bill
0.11%, 11/08/2012 ▲	4,000	3,998
Total Short-Term U.S. Government Obligation (cost $3,998)

REPURCHASE AGREEMENTS - 18.4%
Goldman Sachs 0.16% ▲, dated 06/29/2012, to be repurchased at $35,100 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 2.06% - 4.00%, due 07/01/2041 - 06/01/2042 with a total value of $35,802.	35,100	35,100
JPMorgan Securities, Inc. 0.18% ▲, dated 06/29/2012, to be repurchased at $78,801 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 11/01/2031 - 02/01/2042, with a total value of $78,805.	78,800	78,800
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $87 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $93.	87	87

Total Repurchase Agreements (cost $113,987)		113,987

Total Investment Securities (cost $616,873) P		616,873
Other Assets and Liabilities - Net		1,978

Net Assets		$618,851

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $616,873.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $325,431, or 52.59% of the portfolio’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Certificates of Deposit	$—	$41,804	$—	$41,804
Commercial Paper	—	457,084	—	457,084
Repurchase Agreements	—	113,987	—	113,987
Short-Term U.S. Government Obligation	—	3,998	—	3,998

Total	$—	$616,873	$—	$616,873

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $502,886)	$502,886
Repurchase agreements, at value (cost: $113,987)	113,987
Receivables:
Shares sold	2,674
Interest	33
Prepaid expenses	8

	619,588

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	508
Management and advisory fees	90
Distribution and service fees	—	(A)
Trustees fees	3
Transfer agent fees	1
Administration fees	12
Printing and shareholder reports fees	90
Audit and tax fees	9
Other	24

	737

Net assets	$618,851

Net assets consist of:
Capital stock ($.01 par value)	$6,189
Additional paid-in capital	612,663
Accumulated net investment loss	(1)

Net assets	$618,851

Net assets by class:
Initial Class	$307,451
Service Class	311,400
Shares outstanding:
Initial Class	307,451
Service Class	311,400
Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

(A)	Rounds to less than $1.

Investment income:
Interest income	$848

Expenses:
Management and advisory	1,087
Distribution and service:
Service Class	383
Printing and shareholder reports	72
Custody	47
Administration	67
Legal	17
Audit and tax	7
Trustees	10
Transfer agent	2
Other	14

Total expenses	1,706

Less waiver/reimbursement	(495)

Less class expense reimbursed:
Service Class	(383)

Net expenses	828

Net investment income	20

Net increase in net assets resulting from operations	$20

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$20	$29

Net increase in net assets resulting from operations	20	29

Distributions to shareholders:
From net investment income:
Initial Class	(8)	(19)
Service Class	(8)	(15)

Total distributions to shareholders:	(16)	(34)

Capital share transactions:
Proceeds from shares sold:
Initial Class	47,312	209,146
Service Class	137,139	376,321

	184,451	585,467

Dividends and distributions reinvested:
Initial Class	8	19
Service Class	8	15

	16	34

Cost of shares redeemed:
Initial Class	(96,689)	(246,113)
Service Class	(165,614)	(283,550)

	(262,303)	(529,663)

Net increase (decrease) in net assets from capital shares transactions	(77,836)	55,838

Net increase (decrease) in net assets	(77,832)	55,833

Net assets:
Beginning of period/year	696,683	640,850

End of period/year	$618,851	$696,683

Accumulated net investment loss	$(1)	$(5)

Share activity:
Shares issued:
Initial Class	47,312	209,146
Service Class	137,139	376,320

	184,451	585,466

Shares issued-reinvested from distributions:
Initial Class	8	19
Service Class	8	15

	16	34

Shares redeemed:
Initial Class	(96,689)	(246,113)
Service Class	(165,614)	(283,550)

	(262,303)	(529,663)

Net increase (decrease) in shares outstanding:
Initial Class	(49,369)	(36,948)
Service Class	(28,467)	92,785

	(77,836)	55,837

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011		2010		2009		2008	2007
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	—	(B)	0.02	0.05

Total operations	—	(B)	—	(B)	—	(B)	—	(B)	0.02	0.05

Distributions
From net investment income	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)

Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)

Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return(C)	—	%(D),(E)	—	%(E)	—	%(E)	0.13%		2.37%	4.91%

Net assets end of period/year (000’s)	$307,451		$356,818		$393,768		$493,531		$806,629	$495,893
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.27	%(F)(H)	0.21	%(H)	0.23	%(H)	0.36	%(G)(H)	0.41%	0.40%
Before reimbursement/fee waiver	0.43	%(F)	0.43%		0.40%		0.43	%(G)	0.41%	0.40%
Net investment income, to average net assets	0.01	%(F)	—	%(E)	0.01%		0.15%		2.31%	4.88%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011		2010		2009		2008	2007
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	—	(B)	0.02	0.05

Total operations	—	(B)	—	(B)	—	(B)	—	(B)	0.02	0.05

Distributions
From net investment income	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)

Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)

Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return(C)	—	%(D),(E)	—	%(E)	—	%(E)	0.04%		2.28%	4.65%

Net assets end of period/year (000’s)	$311,400		$339,865		$247,082		$250,760		$297,764	$94,703
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.27	%(F)(H)	0.21	%(H)	0.23	%(H)	0.46	%(G),(H)	0.66%	0.65%
Before reimbursement/fee waiver	0.68	%(F)	0.68%		0.65%		0.68	%(G)	0.66%	0.65%
Net investment income, to average net assets	0.01	%(F)	—	%(E)	0.01%		0.04%		1.95%	4.62%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01) or $0.01.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Rounds to less than (0.01)% or 0.01%.
(F)	Annualized.
(G)	Ratios are inclusive of Treasury expense. The impact of this expense was 0.03% on the Initial Class and 0.02% on the Service Class.
(H)	Transamerica Asset Management, Inc. or any of it’s affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Money Market VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend dates and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.35% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.57% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts recaptured by the adviser.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica AEGON Money Market VP in order to avoid a negative yield. At any point within the succeeding 36 months in which the Transamerica AEGON Money Market VP, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica AEGON Money Market VP to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the class expense reimbursed and waiver/reimbursement. As of the period ended June 30, 2012 and the years ended December 31, 2011 and December 31, 2010, the amounts waived were as follows:

Portfolio/Class	Amount Waived at 06/30/12 ($)	Amount Waived at 06/30/2012 (Basis Points)	2011 Amount Waived ($)	2011 Amount Waived (Basis Points)	2010 Amount Waived ($)	2010 Amount Waived (Basis Points)
Portfolio	$495	16	$1,448	22	$1,239	17
Initial	—	—	—	—	—	—
Service	383	25	721	25	649	25

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 -2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON Money Market VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Lipper, for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and above the median for the past 10-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica AEGON U.S. Government Securities VP
Initial Class	$1,000.00	$1,027.40	$3.07	$1,021.83	$3.07	0.61%
Service Class	1,000.00	1,025.40	4.33	1,020.59	4.32	0.86

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	39.3%
U.S. Government Obligations	35.5
Commercial Paper	17.1
Corporate Debt Securities	15.9
Securities Lending Collateral	5.7
Asset-Backed Securities	2.7
Mortgage-Backed Securities	1.7
Preferred Corporate Debt Securities	0.8
Repurchase Agreement	0.8
Other Assets and Liabilities - Net	(19.5)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 35.5%
U.S. Treasury Bond
3.13%, 11/15/2041 - 02/15/2042	$13,900	$14,934
3.75%, 08/15/2041	28,485	34,351
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	28,774	39,930
U.S. Treasury Note
0.25%, 02/28/2014 - 05/15/2015	42,000	41,903
0.38%, 04/15/2015	4,000	3,997
0.50%, 10/15/2014	45,000	45,158
0.63%, 05/31/2017 ^	5,000	4,977
0.88%, 11/30/2016 - 01/31/2017	32,650	32,966
0.88%, 02/28/2017 - 04/30/2017 ^	28,000	28,234
1.00%, 09/30/2016 - 03/31/2017	13,006	13,201
1.38%, 09/30/2018	63,000	64,496
1.75%, 05/15/2022 ^	28,530	28,762
2.00%, 02/15/2022	4,000	4,135

Total U.S. Government Obligations (cost $340,467)		357,044

U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.3%
Fannie Mae
1.95%, 10/09/2019 ▲	12,575	10,193
1.98%, 06/25/2021	4,781	4,897
3.22%, 02/01/2015	11,550	12,123
3.79%, 07/01/2013	1,280	1,302
4.50%, 03/25/2021	759	768
5.00%, 06/25/2019 - 04/25/2034	4,410	4,657
Fannie Mae, TBA
3.50%	138,000	145,050
Freddie Mac
1.00%, 07/30/2014	10,000	10,123
3.00%, 11/29/2019 ▲	11,270	9,066
4.00%, 08/15/2028 - 02/15/2029	8,754	9,110
4.13%, 12/21/2012 - 09/27/2013	14,000	14,518
5.00%, 08/15/2012 - 11/15/2032	3,362	3,523
Ginnie Mae
3.28%, 02/16/2035	6,656	6,873
3.95%, 07/15/2025	7,785	8,459
4.00%, 08/20/2037	5,590	5,841
4.58%, 06/20/2062	10,000	11,172
4.60%, 10/20/2061	9,753	10,863
4.65%, 08/20/2061	21,417	23,878
4.66%, 09/20/2061 - 10/20/2061	17,389	19,397
4.67%, 10/20/2061	17,351	19,387
4.68%, 10/20/2061	13,868	15,491
4.70%, 07/20/2061 - 12/20/2061	16,371	18,295
4.85%, 04/20/2061	5,232	5,858
4.86%, 03/20/2061	10,464	11,681
Overseas Private Investment Corp.
3.74%, 04/15/2015	5,088	5,187
5.14%, 12/15/2023	7,307	8,562

Total U.S. Government Agency Obligations (cost $386,340)		396,274

MORTGAGE-BACKED SECURITIES - 1.7%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	7,000	7,184

	Principal (000’s)		Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2009-RR6, Class 2A1
4.61%, 08/26/2035 - 144A *		$2,224	$1,983
Citigroup Mortgage Loan Trust, Inc.
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A		1,706	1,740
Impac CMB Trust
Series 2007-A, Class A
0.50%, 05/25/2037 *		3,874	3,318
Jefferies & Co., Inc.
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		1,734	1,787
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A		868	870

Total Mortgage-Backed Securities (cost $16,465)			16,882

ASSET-BACKED SECURITIES - 2.7%
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.85%, 10/25/2021 - 144A *		10,000	9,975
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.48%, 03/20/2036 *		5,003	4,304
Series 2007-1, Class A4
0.60%, 03/20/2036 *		2,938	2,423
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.47%, 04/25/2019 *		10,000	10,086

Total Asset-Backed Securities (cost $26,771)			26,788

PREFERRED CORPORATE DEBT SECURITIES - 0.8%
Commercial Banks - 0.5%
Fleet Capital Trust II
7.92%, 12/11/2026		4,500	4,601
State Street Capital Trust III
5.46%, 08/20/2012 *Ž^		735	737
Diversified Financial Services - 0.3%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *		3,100	3,100

Total Preferred Corporate Debt Securities (cost $7,858)			8,438

CORPORATE DEBT SECURITIES - 15.9%
Airlines - 0.5%
AirTran Airways Pass-Through Trust
Series 1999-1
10.41%, 04/01/2017 - 144A		4,079	4,752
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL	5,000	2,752
Capital Markets - 0.7%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A		$3,150	3,134
Raymond James Financial, Inc.
8.60%, 08/15/2019 ^		3,000	3,695
Commercial Banks - 0.8%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A ^		2,240	2,643
CoBank ACB
7.88%, 04/16/2018 - 144A		2,500	3,049
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A *Ž^		2,200	2,768

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Services & Supplies - 0.3%
Exelis, Inc.
5.55%, 10/01/2021 - 144A	$3,000	$3,219
Consumer Finance - 2.2%
Ally Financial, Inc.
2.20%, 12/19/2012	22,000	22,202
Diversified Financial Services - 6.7%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	5,000	5,101
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	4,000	3,876
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022	8,485	9,075
3.58%, 02/06/2022	8,242	8,864
Private Export Funding Corp.
2.45%, 07/15/2024	5,500	5,445
2.80%, 05/15/2022	15,000	15,913
3.05%, 10/15/2014 ^	2,038	2,151
4.55%, 05/15/2015 ^	7,000	7,800
Stone Street Trust
5.90%, 12/15/2015 - 144A	5,000	5,116
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	3,750	4,348
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.
5.80%, 03/15/2022 ^	4,170	4,151
Energy Equipment & Services - 0.3%
Transocean, Inc.
5.05%, 12/15/2016 ^	3,000	3,254
Gas Utilities - 0.2%
Southern Union Co.
7.60%, 02/01/2024	2,000	2,431
Insurance - 0.1%
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A ^	1,000	1,270
Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A ^	2,475	2,419
7.63%, 03/15/2020 - 144A	350	335
Metals & Mining - 0.8%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A ^	3,552	4,707
Xstrata Finance Canada, Ltd.
4.95%, 11/15/2021 - 144A ^	3,000	3,100
Oil, Gas & Consumable Fuels - 1.1%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000	3,218
Petrobras International Finance Co.
5.38%, 01/27/2021 ^	4,000	4,311
Petrohawk Energy Corp.
7.25%, 08/15/2018	3,000	3,374
Real Estate Investment Trusts - 0.4%
Kilroy Realty, LP
5.00%, 11/03/2015 ^	4,000	4,257
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A ^	2,340	2,615
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non
4.14%, 11/15/2015 - 144A	4,781	4,947

Total Corporate Debt Securities (cost $155,357)		160,292

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲ - 17.1%
Diversified Financial Services - 17.1%
Straight-A Funding LLC
0.16%, 08/21/2012 - 144A	$24,775	$24,769
0.18%, 07/17/2012 - 09/10/2012 - 144A	100,018	99,999
0.23%, 08/02/2012 - 09/10/2012 - 144A	47,886	47,876

Total Commercial Paper (cost $172,644)		172,644

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	57,234,729	57,235
Total Securities Lending Collateral (cost $57,235)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $7,874 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $8,034.	$7,874	7,874
Total Repurchase Agreement (cost $7,874)

Total Investment Securities (cost $1,171,011) P		1,203,471
Other Assets and Liabilities - Net		(196,295)

Net Assets		$1,007,176

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $56,070.
▲	Rate shown reflects the yield at 06/29/2012.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
P	Aggregate cost for federal income tax purposes is $1,171,011. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,199 and $739, respectively. Net unrealized appreciation for tax purposes is $32,460.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $259,900, or 25.80% of the portfolio’s net assets.
TBA	To Be Announced

CURRENCY ABBREVIATION:

BRL	Brazilian Real

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$26,788	$—	$26,788
Commercial Paper	—	172,644	—	172,644
Corporate Debt Securities	—	160,292	—	160,292
Mortgage-Backed Securities	—	16,882	—	16,882
Preferred Corporate Debt Securities	—	8,438	—	8,438
Repurchase Agreement	—	7,874	—	7,874
Securities Lending Collateral	57,235	—	—	57,235
U.S. Government Agency Obligations	—	396,274	—	396,274
U.S. Government Obligations	—	357,044	—	357,044

Total	$57,235	$1,146,236	$—	$1,203,471

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,163,137)
(including securities loaned of $56,070)	$1,195,597
Repurchase agreement, at value (cost: $7,874)	7,874
Cash	11,081
Receivables:
Investment securities sold	6,348
Shares sold	2,107
Interest	3,960
Securities lending income (net)	13
Prepaid expenses	12

1,226,992

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	161,123
Shares redeemed	769
Management and advisory fees	430
Distribution and service fees	119
Trustees fees	3
Transfer agent fees	1
Administration fees	19
Printing and shareholder reports fees	81
Audit and tax fees	9
Other	27
Collateral for securities on loan	57,235

219,816

Net assets	$1,007,176

Net assets consist of:
Capital stock ($.01 par value)	$739
Additional paid-in capital	919,267
Undistributed net investment income	23,634
Undistributed net realized gain from investment securities and foreign currency transactions	31,076
Net unrealized appreciation (depreciation) on:
Investment securities	32,460

Net assets	$1,007,176

Net assets by class:
Initial Class	$402,594
Service Class	604,582
Shares outstanding:
Initial Class	29,853
Service Class	44,087
Net asset value and offering price per share:
Initial Class	$13.49
Service Class	13.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Interest income	$11,163
Securities lending income (net)	110

11,273

Expenses:
Management and advisory	2,450
Distribution and service:
Service Class	700
Printing and shareholder reports	67
Custody	53
Administration	97
Legal	24
Audit and tax	7
Trustees	14
Transfer agent	3
Other	13

Total expenses	3,428

Net investment income	7,845

Net realized gain (loss) on transactions from:
Investment securities	6,573
Foreign currency transactions	(12)

6,561

Net increase in unrealized appreciation (depreciation) on:
Investment securities	8,365
Translation of assets and liabilities denominated in foreign currencies	1

Change in unrealized appreciation (depreciation)	8,366

Net realized and change in unrealized gain	14,927

Net increase in net assets resulting from operations	$22,772

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$7,845	$15,445
Net realized gain from investment securities and foreign currency transactions	6,561	26,393
Change in net unrealized appreciation on investment securities and foreign currency translation	8,366	3,490

Net increase in net assets resulting from operations	22,772	45,328

Distributions to shareholders:
From net investment income:
Initial Class	—	(6,028)
Service Class	—	(11,939)

	—	(17,967)

From net realized gains:
Initial Class	—	(3,723)
Service Class	—	(8,114)

	—	(11,837)

Total distributions to shareholders	—	(29,804)

Capital share transactions:
Proceeds from shares sold:
Initial Class	121,200	219,505
Service Class	213,261	514,155

	334,461	733,660

Dividends and distributions reinvested:
Initial Class	—	9,751
Service Class	—	20,053

	—	29,804

Cost of shares redeemed:
Initial Class	(59,135)	(95,212)
Service Class	(255,021)	(317,615)

	(314,156)	(412,827)

Net increase in net assets from capital shares transactions	20,305	350,637

Net increase in net assets	43,077	366,161

Net assets:
Beginning of period/year	964,099	597,938

End of period/year	$1,007,176	$964,099

Undistributed net investment income	$23,634	$15,789

Share activity:
Shares issued:
Initial Class	9,039	17,000
Service Class	15,709	38,461

	24,748	55,461

Shares issued-reinvested from distributions:
Initial Class	—	758
Service Class	—	1,531

	—	2,289

Shares redeemed:
Initial Class	(4,468)	(7,384)
Service Class	(18,904)	(24,138)

	(23,372)	(31,522)

Net increase (decrease) in shares outstanding:
Initial Class	4,571	10,374
Service Class	(3,195)	15,854

	1,376	26,228

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

Financial Highlights

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.13		$12.75	$12.89	$12.64	$12.00	$11.86
Investment operations
Net investment income(A)	0.13		0.32	0.35	0.39	0.44	0.54
Net realized and unrealized gain	0.23		0.65	0.22	0.17	0.47	0.16

Total operations	0.36		0.97	0.57	0.56	0.91	0.70

Distributions
From net investment income	—		(0.37)	(0.41)	(0.31)	(0.27)	(0.56)
From net realized gains	—		(0.22)	(0.30)	—	—	—

Total distributions	—		(0.59)	(0.71)	(0.31)	(0.27)	(0.56)

Net asset value
End of period/year	$13.49		$13.13	$12.75	$12.89	$12.64	$12.00

Total return(B)	2.74	%(C)	7.69%	4.40%	4.47%	7.66%	6.05%

Net assets end of period/year (000’s)	$402,594		$331,980	$190,139	$202,820	$247,964	$149,664
Ratio and supplemental data
Expenses to average net assets	0.61	%(D)	0.62%	0.61%	0.61%	0.60%	0.62%
Net investment income, to average net assets	1.92	%(D)	2.46%	2.69%	3.09%	3.60%	4.56%
Portfolio turnover rate	56	%(C)	184%	110%	157%	200%	170%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.37		$12.98	$13.10	$12.86	$12.23	$12.09
Investment operations
Net investment income(A)	0.11		0.28	0.32	0.37	0.39	0.52
Net realized and unrealized gain	0.23		0.66	0.23	0.16	0.51	0.16

Total operations	0.34		0.94	0.55	0.53	0.90	0.68

Distributions
From net investment income	—		(0.33)	(0.37)	(0.29)	(0.27)	(0.54)
From net realized gains	—		(0.22)	(0.30)	—	—	—

Total distributions	—		(0.55)	(0.67)	(0.29)	(0.27)	(0.54)

Net asset value
End of period/year	$13.71		$13.37	$12.98	$13.10	$12.86	$12.23

Total return(B)	2.54	%(C)	7.37%	4.22%	4.20%	7.42%	5.78%

Net assets end of period/year (000’s)	$604,582		$632,119	$407,799	$468,117	$620,178	$26,213
Ratio and supplemental data
Expenses to average net assets	0.86	%(D)	0.87%	0.86%	0.86%	0.85%	0.87%
Net investment income, to average net assets	1.67	%(D)	2.17%	2.43%	2.84%	3.14%	4.29%
Portfolio turnover rate	56	%(C)	184%	110%	157%	200%	170%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON U.S. Government Securities VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

The Portfolio had TBA’s outstanding as of June 30, 2012, which are included in investment securities sold and investment securities purchased on the Statement of Assets and Liabilities.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedules of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$36,385	3.61%

Transamerica Asset Allocation-Moderate VP	101,841	10.11

Transamerica Asset Allocation-Moderate Growth VP	61,058	6.06

Transamerica International Moderate Growth VP	41,792	4.15

Total	$241,076	23.93%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.55% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.63% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$66,613
U.S. Government	430,154

Proceeds from maturities and sales of securities:
Long-term	67,102
U.S. Government	419,349

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 -2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON U.S. Government Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 5- and 10-year periods and above its benchmark for the past 3-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AEGON U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica AllianceBernstein Dynamic Allocation VP
Initial Class	$1,000.00	$1,022.00	$4.42	$1,020.49	$4.42	0.88%
Service Class	1,000.00	1,019.60	5.67	1,019.24	5.67	1.13

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	27.7%
Repurchase Agreement	23.2
U.S. Government Obligations	18.9
U.S. Government Agency Obligations	17.8
Corporate Debt Securities	10.3
Securities Lending Collateral	8.9
Foreign Government Obligations	1.0
Mortgage-Backed Securities	1.0
Municipal Government Obligation	0.0	(A)

Asset Type (continued)	% of Net Assets
Preferred Stocks	0.0	%(A)
Preferred Corporate Debt Security	0.0	(A)
Right	0.0	(A)
Other Assets and Liabilities - Net (B)	(8.8)

Total	100.0%

(A)	Amount rounds to less than 0.1%.
(B)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 18.9%
U.S. Treasury Bond
3.13%, 11/15/2041	$680	$731
3.75%, 08/15/2041	945	1,140
4.38%, 05/15/2040	5,080	6,771
5.38%, 02/15/2031	2,800	4,079
U.S. Treasury Note
0.13%, 09/30/2013	2,305	2,301
0.25%, 11/30/2013	5,600	5,596
0.75%, 08/15/2013	1,530	1,538
0.88%, 11/30/2016	3,352	3,385
1.00%, 07/15/2013 - 09/30/2016	9,192	9,282
1.50%, 08/31/2018	890	918
1.75%, 07/31/2015	5,636	5,859
2.00%, 11/15/2021 - 02/15/2022	3,055	3,160
2.13%, 12/31/2015 ^	3,570	3,768
2.63%, 11/15/2020	1,079	1,186
2.75%, 02/15/2019	1,113	1,235
3.13%, 10/31/2016	3,775	4,173
3.50%, 05/15/2020	1,687	1,971
3.63%, 02/15/2021	1,200	1,417

Total U.S. Government Obligations (cost $55,007)		58,510

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8%
Fannie Mae
1.13%, 07/30/2012	3,402	3,404
1.25%, 01/30/2017 ^	740	752
3.50%, 11/01/2025 - 03/01/2041	2,243	2,374
4.00%, 03/01/2024 - 02/01/2041	4,467	4,760
4.50%, 04/01/2025 - 08/01/2040	4,301	4,621
5.00%, 01/01/2013 - 08/01/2040	2,370	2,578
5.38%, 06/12/2017	855	1,036
5.50%, 12/01/2023 - 12/01/2039	4,177	4,573
6.00%, 03/01/2038 - 02/01/2040	2,542	2,801
6.50%, 11/01/2036 - 11/01/2038	1,087	1,227
6.63%, 11/15/2030	414	628
Freddie Mac
0.63%, 12/29/2014	750	753
0.75%, 03/28/2013	2,120	2,128
2.38%, 01/13/2022	745	765
4.00%, 11/01/2025 - 02/01/2041	1,491	1,584
4.50%, 05/01/2023 - 04/01/2041	4,013	4,293
4.75%, 11/17/2015	1,000	1,141
5.00%, 12/01/2038 - 04/01/2040	3,843	4,142
5.50%, 04/01/2038 - 10/01/2038	2,181	2,373
6.00%, 11/01/2037	206	226
6.75%, 03/15/2031	245	376
Ginnie Mae
4.00%, 12/15/2040 - 11/20/2041	1,620	1,774
4.50%, 06/15/2039 - 07/20/2041	3,499	3,846
5.00%, 08/15/2039 - 09/20/2041	2,201	2,434
5.50%, 04/15/2040	225	250
6.00%, 06/15/2037	252	283

Total U.S. Government Agency Obligations (cost $53,872)		55,122

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
European Investment Bank
1.75%, 09/14/2012 ^	95	95

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
European Investment Bank (continued)
2.88%, 09/15/2020	$220	$228
4.88%, 02/15/2036	285	331
5.13%, 05/30/2017	85	99
Export Development Canada
3.50%, 05/16/2013	155	159
Inter-American Development Bank
3.88%, 02/14/2020	635	743
International Bank for Reconstruction & Development
4.75%, 02/15/2035	245	314
Republic of Brazil
8.88%, 10/14/2019 ^	247	350
Republic of Israel
5.13%, 03/26/2019	310	352
United Mexican States
5.95%, 03/19/2019	290	354

Total Foreign Government Obligations (cost $2,901)		3,025

MORTGAGE-BACKED SECURITIES - 1.0%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.53%, 04/15/2040 *	185	197
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	200
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.55%, 04/10/2038 *	780	868
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	201
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	203
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	207
Series 2007-C1, Class A4
5.72%, 02/15/2051	130	147
Series 2007-LD11, Class A4
6.01%, 06/15/2049 *	105	115
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.07%, 06/15/2038 *	500	572
Series 2006-C6, Class A4
5.37%, 09/15/2039	334	379

Total Mortgage-Backed Securities (cost $2,998)		3,089

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ¥
State of California
7.60%, 11/01/2040	115	148
Total Municipal Government Obligation (cost $119)

PREFERRED CORPORATE DEBT SECURITY - 0.0% ¥
Commercial Banks - 0.0% ¥
Mellon Capital IV
4.00%, 08/02/2012 * Ž	115	94
Total Preferred Corporate Debt Security (cost $115)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
CORPORATE DEBT SECURITIES - 10.3%
Aerospace & Defense - 0.1%
Boeing Co.
6.00%, 03/15/2019	$180	$225
Goodrich Corp.
3.60%, 02/01/2021	60	65
United Technologies Corp.
4.88%, 05/01/2015	85	94
Air Freight & Logistics - 0.0% ¥
United Parcel Service, Inc.
4.50%, 01/15/2013	50	51
Beverages - 0.2%
Anheuser-Busch Cos. LLC
4.95%, 01/15/2014	90	95
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021 ^	110	125
5.38%, 01/15/2020	50	60
Bottling Group LLC
6.95%, 03/15/2014	85	94
Coca-Cola Co.
4.88%, 03/15/2019	50	59
Diageo Capital PLC
7.38%, 01/15/2014	85	94
PepsiCo, Inc.
3.00%, 08/25/2021	180	186
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85	100
5.75%, 03/15/2040	140	156
Capital Markets - 0.7%
BP Capital Markets PLC
3.88%, 03/10/2015	95	102
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	94
5.85%, 08/16/2016 ^	95	107
Deutsche Bank AG
6.00%, 09/01/2017	90	103
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58	60
5.35%, 01/15/2016	95	100
6.00%, 06/15/2020	50	53
6.13%, 02/15/2033 ^	95	98
7.50%, 02/15/2019	435	495
Jefferies Group, Inc.
6.88%, 04/15/2021	90	91
8.50%, 07/15/2019	20	22
Morgan Stanley
5.50%, 07/24/2020	200	196
Morgan Stanley Series MTN
6.63%, 04/01/2018	420	439
UBS AG
5.88%, 07/15/2016 ^	100	105
Chemicals - 0.1%
Dow Chemical Co.
4.25%, 11/15/2020	80	87
8.55%, 05/15/2019	80	106
E.I. du Pont de Nemours & Co.
4.25%, 04/01/2021 ^	200	229

	Principal	Value
	(000’s)	(000’s)
Chemicals (continued)
E.I. du Pont de Nemours & Co. (continued)
5.88%, 01/15/2014	$14	$15
Lubrizol Corp.
8.88%, 02/01/2019	15	20
Commercial Banks - 0.8%
Barclays Bank PLC
5.14%, 10/14/2020 ^	110	104
5.45%, 09/12/2012	100	101
BNP Paribas SA
5.00%, 01/15/2021	85	87
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	150	154
Deutsche Bank Financial LLC
5.38%, 03/02/2015 ^	50	52
HSBC Bank USA NA
4.63%, 04/01/2014	100	104
4.88%, 08/24/2020	250	257
KFW
4.50%, 07/16/2018	310	364
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300	346
PNC Funding Corp.
5.13%, 02/08/2020	105	121
5.63%, 02/01/2017	95	106
Royal Bank of Scotland PLC
6.13%, 01/11/2021 ^	135	150
U.S. Bancorp
4.20%, 05/15/2014 ^	50	53
Wachovia Corp.
5.25%, 08/01/2014	59	63
5.50%, 05/01/2013	90	94
Wells Fargo & Co.
3.68%, 06/15/2016 *	99	105
5.63%, 12/11/2017	85	99
Westpac Banking Corp.
4.88%, 11/19/2019	50	54
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
3.80%, 05/15/2018	115	123
Waste Management, Inc.
7.10%, 08/01/2026	70	92
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62	65
5.90%, 02/15/2039	160	206
Harris Corp.
6.38%, 06/15/2019	70	82
Motorola Solutions, Inc.
7.50%, 05/15/2025	15	19
Computers & Peripherals - 0.0% ¥
Hewlett-Packard Co.
4.30%, 06/01/2021	80	82
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165	197
Consumer Finance - 0.2%
American Express Co.
5.50%, 09/12/2016	90	103
8.13%, 05/20/2019	75	100

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Consumer Finance (continued)
Capital One Financial Corp.
4.75%, 07/15/2021	$80	$87
6.75%, 09/15/2017	85	101
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	59	64
John Deere Capital Corp.
5.25%, 10/01/2012	90	91
SLM Corp.
5.13%, 08/27/2012	170	170
5.38%, 05/15/2014	50	52
Diversified Financial Services - 1.4%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020 ^	155	159
AON Corp.
5.00%, 09/30/2020	75	83
Bank of America Corp.
4.88%, 01/15/2013	95	97
5.38%, 09/11/2012	90	91
5.63%, 07/01/2020	205	219
7.63%, 06/01/2019	445	523
Bank of America Corp. Series MTNL
5.65%, 05/01/2018	90	96
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90	97
5.70%, 11/15/2014	175	189
Citigroup, Inc.
5.50%, 04/11/2013	90	93
5.85%, 08/02/2016	100	109
6.50%, 08/19/2013	90	94
8.50%, 05/22/2019	405	500
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58	69
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	460	457
General Electric Capital Corp.
2.95%, 05/09/2016	120	124
4.80%, 05/01/2013 ^	190	196
5.63%, 09/15/2017 - 05/01/2018	345	396
JPMorgan Chase & Co.
4.40%, 07/22/2020	540	571
4.63%, 05/10/2021	53	57
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155	161
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	45	55
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.45%, 05/15/2021	361	408
5.35%, 09/01/2040	95	109
5.80%, 02/15/2019	135	165
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100	105
6.00%, 07/08/2019	75	89
Telecom Italia Capital SA
5.25%, 10/01/2015	95	94
7.18%, 06/18/2019	60	60
Telefonica Emisiones SAU
5.13%, 04/27/2020	75	65
6.42%, 06/20/2016	75	72

	Principal	Value
	(000’s)	(000’s)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.60%, 04/01/2021	$220	$252
5.25%, 04/15/2013	148	153
Electric Utilities - 0.6%
AEP Texas Central Co.
6.65%, 02/15/2033	85	108
Carolina Power & Light Co.
6.50%, 07/15/2012	90	90
Commonwealth Edison Co.
5.80%, 03/15/2018	50	60
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145	156
Duke Energy Ohio, Inc.
5.70%, 09/15/2012	95	96
Enersis SA
7.40%, 12/01/2016	50	59
Entergy Texas, Inc.
7.13%, 02/01/2019	100	122
FirstEnergy Corp. Series C
7.38%, 11/15/2031	45	56
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	104
Georgia Power Co. Series 2008-B
5.40%, 06/01/2018	50	59
NiSource Finance Corp.
6.80%, 01/15/2019	170	204
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	100	120
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90	96
PPL Energy Supply LLC
4.60%, 12/15/2021	145	149
Progress Energy, Inc.
4.40%, 01/15/2021 ^	165	183
TECO Finance, Inc.
5.15%, 03/15/2020	75	86
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95	99
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60	63
5.60%, 10/15/2014	30	33
Nabors Industries, Inc.
9.25%, 01/15/2019 ^	115	149
Noble Holding International, Ltd.
4.90%, 08/01/2020	55	60
Spectra Energy Capital LLC
6.20%, 04/15/2018	70	84
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020 ^	130	143
6.50%, 08/15/2018	50	62
Transocean, Inc.
6.80%, 03/15/2038	100	112
Weatherford International, Ltd.
9.63%, 03/01/2019	125	163
Food & Staples Retailing - 0.2%
Ahold Finance USA LLC
6.88%, 05/01/2029	55	68
CVS Caremark Corp.
4.75%, 05/18/2020	90	102

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Food & Staples Retailing (continued)
Delhaize Group SA
5.88%, 02/01/2014	$15	$16
6.50%, 06/15/2017	100	111
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105	107
2.88%, 04/01/2015	95	101
4.25%, 04/15/2021 ^	110	127
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55	57
5.10%, 07/15/2015	35	37
ConAgra Foods, Inc.
5.88%, 04/15/2014	105	113
Kraft Foods, Inc.
4.13%, 02/09/2016	95	103
5.38%, 02/10/2020	150	179
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15	17
CIGNA Corp.
4.50%, 03/15/2021	75	81
Humana, Inc.
6.45%, 06/01/2016	50	57
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30	36
WellPoint, Inc.
7.00%, 02/15/2019	80	100
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. Series J
5.63%, 02/15/2013	15	15
McDonald’s Corp.
5.00%, 02/01/2019	85	101
Yum! Brands, Inc.
3.88%, 11/01/2020	60	64
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115	129
Procter & Gamble Co.
4.70%, 02/15/2019	85	101
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90	100
Exelon Generation Co., LLC
4.00%, 10/01/2020	145	146
Industrial Conglomerates - 0.0% ¥
General Electric Co.
5.25%, 12/06/2017	120	140
Insurance - 0.6%
Allstate Corp.
7.45%, 05/16/2019	60	77
American International Group, Inc.
5.05%, 10/01/2015	100	106
5.60%, 10/18/2016	75	82
6.40%, 12/15/2020	70	79
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	205	241
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95	101
3.75%, 08/15/2021 ^	200	213

	Principal (000’s)	Value (000’s)
Insurance (continued)
Genworth Financial, Inc.
6.52%, 05/22/2018	$45	$43
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25	26
5.50%, 03/30/2020	15	16
6.30%, 03/15/2018	105	115
Lincoln National Corp.
8.75%, 07/01/2019	135	170
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55	60
5.75%, 09/15/2015	50	55
MetLife, Inc.
7.72%, 02/15/2019	145	184
Principal Financial Group, Inc.
7.88%, 05/15/2014	30	33
Prudential Financial, Inc.
3.00%, 05/12/2016	60	62
5.38%, 06/21/2020 ^	90	100
XLIT, Ltd.
5.75%, 10/01/2021	80	89
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018 ^	75	80
HP Enterprise Services LLC
7.45%, 10/15/2029	75	93
International Business Machines Corp.
4.00%, 06/20/2042	92	96
5.60%, 11/30/2039	5	7
5.70%, 09/14/2017	100	120
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	55	61
7.38%, 03/01/2097	55	78
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50	61
Media - 0.6%
CBS Corp.
5.75%, 04/15/2020	55	64
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225	327
Comcast Corp.
6.50%, 01/15/2017	85	101
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	90	96
4.75%, 10/01/2014	95	102
NBCUniversal Media LLC
5.15%, 04/30/2020	50	57
News America, Inc.
5.65%, 08/15/2020	85	98
6.55%, 03/15/2033	75	85
8.00%, 10/17/2016	100	123
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39	49
Time Warner Cable, Inc.
5.00%, 02/01/2020	145	162
5.85%, 05/01/2017	100	118
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75	102

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
Time Warner, Inc.
4.70%, 01/15/2021	$115	$128
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	91
Viacom, Inc.
3.50%, 04/01/2017	60	65
6.25%, 04/30/2016	60	70
Walt Disney Co.
5.50%, 03/15/2019	85	103
WPP Finance 2010
4.75%, 11/21/2021	16	17
Metals & Mining - 0.3%
Alcoa, Inc.
5.72%, 02/23/2019 ^	100	106
ArcelorMittal
6.13%, 06/01/2018 ^	155	157
9.85%, 06/01/2019	100	119
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90	108
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80	88
Teck Resources, Ltd.
6.00%, 08/15/2040	115	121
Vale Overseas, Ltd.
6.25%, 01/23/2017	95	108
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017 ^	50	60
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150	158
Nordstrom, Inc.
6.25%, 01/15/2018	30	36
Target Corp.
7.00%, 01/15/2038	100	140
Multi-Utilities - 0.2%
Ameren Illinois Co.
9.75%, 11/15/2018	103	139
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035	90	107
Dominion Resources, Inc.
7.50%, 06/30/2066 *	95	101
MidAmerican Energy Holdings Co.
5.88%, 10/01/2012	135	137
Office Electronics - 0.0% ¥
Xerox Corp.
4.50%, 05/15/2021	80	84
5.63%, 12/15/2019	25	28
8.25%, 05/15/2014	30	33
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120	136
6.38%, 09/15/2017	59	69
Apache Corp.
5.25%, 04/15/2013	60	62
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 ^	120	143
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	103
Energy Transfer Partners, LP
6.13%, 02/15/2017	100	112

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP (continued)
6.70%, 07/01/2018	$90	$103
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	50	57
Hess Corp.
6.00%, 01/15/2040	50	55
8.13%, 02/15/2019	40	51
Husky Energy, Inc.
7.25%, 12/15/2019	50	62
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125	138
5.95%, 02/15/2018	50	58
Marathon Petroleum Corp.
3.50%, 03/01/2016	19	20
5.13%, 03/01/2021	33	37
Noble Energy, Inc.
8.25%, 03/01/2019	75	96
ONEOK Partners, LP
3.25%, 02/01/2016	60	63
Petrobras International Finance Co.
5.75%, 01/20/2020	50	55
6.13%, 10/06/2016	75	84
Petro-Canada
6.05%, 05/15/2018	90	107
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70	92
SeaRiver Maritime Financial Holdings, Inc.
5.08%, 09/01/2012 ▲	105	104
Shell International Finance BV
1.88%, 03/25/2013	95	96
4.38%, 03/25/2020	55	64
Valero Energy Corp.
6.13%, 02/01/2020	90	104
Williams Cos., Inc.
7.88%, 09/01/2021	19	24
Williams Partners, LP
5.25%, 03/15/2020	90	101
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90	115
9.38%, 05/15/2019	85	114
Pharmaceuticals - 0.4%
Abbott Laboratories
4.13%, 05/27/2020	305	346
AstraZeneca PLC
6.45%, 09/15/2037	100	135
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50	60
Johnson & Johnson
3.55%, 05/15/2021	200	225
Merck & Co., Inc.
4.75%, 03/01/2015	90	99
Novartis Capital Corp.
2.90%, 04/24/2015	95	101
Pfizer, Inc.
5.35%, 03/15/2015	85	95
6.20%, 03/15/2019 ^	100	125
Wyeth LLC
5.50%, 02/15/2016	90	104

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts - 0.2%
American Tower Corp.
5.05%, 09/01/2020	$90	$95
HCP, Inc.
6.00%, 01/30/2017	90	101
6.70%, 01/30/2018	25	29
Health Care REIT, Inc.
4.95%, 01/15/2021	175	183
Simon Property Group, LP
5.75%, 12/01/2015	90	101
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175	177
CSX Corp.
5.50%, 08/01/2013	90	94
Norfolk Southern Corp.
5.26%, 09/17/2014	90	98
Ryder System, Inc.
3.15%, 03/02/2015	20	21
3.50%, 06/01/2017	60	63
Union Pacific Corp.
4.75%, 09/15/2041	140	152
Software - 0.1%
Microsoft Corp.
4.00%, 02/08/2021 ^	200	231
Oracle Corp.
5.25%, 01/15/2016	85	97
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015 ^	55	62
Home Depot, Inc.
5.40%, 03/01/2016	85	98
Lowe’s Cos., Inc.
3.80%, 11/15/2021 ^	140	151
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	180	251
Philip Morris International, Inc.
5.65%, 05/16/2018	50	60
6.38%, 05/16/2038	105	140
Reynolds American, Inc.
6.75%, 06/15/2017	100	120
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
5.00%, 03/30/2020	200	227
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	91
8.50%, 11/15/2018	50	68
U.S. Cellular Corp.
6.70%, 12/15/2033	10	10
Vodafone Group PLC
4.38%, 03/16/2021 ^	230	263

Total Corporate Debt Securities (cost $30,901)		31,840

	Shares	Value (000’s)
PREFERRED STOCKS - 0.0% ¥
Automobiles - 0.0% ¥
Porsche Automobil Holding SE, 1.89% ▲^	698	35
Volkswagen AG, 2.45% ▲	499	79

	Shares	Value (000’s)
Household Products - 0.0% ¥
Henkel AG & Co. KGaA, 1.50% ▲	444	$30
Multi-Utilities - 0.0% ¥
RWE AG 6.76% ▲^	168	6

Total Preferred Stocks (cost $145)		150

COMMON STOCKS - 27.7%
Aerospace & Defense - 0.4%
BAE Systems PLC	10,735	49
Boeing Co.	2,600	193
Bombardier, Inc. - Class B	5,300	21
European Aeronautic Defence and Space Co., NV	1,514	54
General Dynamics Corp. ^	700	46
Goodrich Corp. ^	300	38
Honeywell International, Inc.	2,700	151
Lockheed Martin Corp. ^	700	61
Northrop Grumman Corp. ^	600	38
Precision Castparts Corp.	500	82
Raytheon Co. ^	800	45
Rockwell Collins, Inc. ^	700	35
Rolls-Royce Holdings PLC ‡	6,828	92
Safran SA ^	548	20
Singapore Technologies Engineering, Ltd ^	4,000	10
Textron, Inc. ^	400	10
Thales SA	600	20
United Technologies Corp. ^	3,100	233
Zodiac SA	300	31
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. ^	600	35
Deutsche Post AG	2,060	36
Expeditors International of Washington, Inc.	900	35
FedEx Corp. ^	700	64
TNT Express NV	2,822	33
United Parcel Service, Inc. - Class B ^	2,600	206
Yamato Holdings Co., Ltd. ^	900	14
Airlines - 0.1%
All Nippon Airways Co., Ltd. ^	5,000	14
Cathay Pacific Airways, Ltd.	8,000	13
Delta Air Lines, Inc. ‡	3,400	37
Ryanair Holdings PLC ADR ‡	72	2
Singapore Airlines, Ltd.	2,000	17
Southwest Airlines Co. ^	5,400	50
United Continental Holdings, Inc. ‡^	2,000	49
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	500	17
Autoliv, Inc. ^	300	16
BorgWarner, Inc. ‡^	500	33
Bridgestone Corp. ^	2,400	55
Cie Generale des Etablissements Michelin - Class B	701	46
Continental AG	385	32
Delphi Automotive PLC ‡	1,700	43
Denso Corp.	1,800	62
Johnson Controls, Inc. ^	1,600	44
Magna International, Inc. - Class A ^	500	20
NGK Spark Plug Co., Ltd.	1,000	13
NOK Corp.	600	13
Nokian Renkaat OYJ	350	13
Sumitomo Rubber Industries, Ltd.	900	12
Toyoda Gosei Co., Ltd.	800	18
Toyota Industries Corp. ^	500	14
Automobiles - 0.4%
Bayerische Motoren Werke AG	1,182	86

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Automobiles (continued)
Daihatsu Motor Co., Ltd. ^	1,100	$19
Daimler AG	3,303	148
Fiat SpA ‡^	2,784	14
Ford Motor Co.	12,800	123
Fuji Heavy Industries, Ltd. ^	2,000	16
General Motors Co. ‡^	1,963	39
Harley-Davidson, Inc. ^	700	32
Honda Motor Co., Ltd. ^	5,900	206
Isuzu Motors, Ltd.	3,000	16
Mazda Motor Corp. ‡	8,000	11
Mitsubishi Motors Corp. ‡^	11,000	11
Nissan Motor Co., Ltd.	9,000	85
Renault SA	505	20
Suzuki Motor Corp.	1,300	27
Toyota Motor Corp.	10,000	404
Volkswagen AG	214	32
Yamaha Motor Co., Ltd. ^	1,000	10
Beverages - 0.7%
Anheuser-Busch InBev NV	2,875	227
Asahi Group Holdings, Ltd. ^	1,400	30
Beam, Inc. ^	700	44
Brown-Forman Corp. - Class B ^	400	39
Carlsberg AS - Class B	449	35
Coca-Cola Amatil, Ltd.	2,030	28
Coca-Cola Co. ^	7,400	578
Coca-Cola Enterprises, Inc.	1,300	36
Coca-Cola Hellenic Bottling Co. SA ‡	780	14
Diageo PLC	9,037	233
Dr. Pepper Snapple Group, Inc. ^	1,200	53
Heineken Holding NV	788	35
Heineken NV ^	712	37
Kirin Holdings Co., Ltd. ^	3,200	38
Monster Beverage Corp. ‡^	1,500	107
PepsiCo, Inc.	5,700	402
Pernod-Ricard SA ^	783	84
Remy Cointreau SA	200	22
SABMiller PLC	3,436	138
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. ‡^	408	41
Amgen, Inc.	2,833	206
Biogen Idec, Inc. ‡^	800	116
Celgene Corp. ‡	1,100	71
CSL, Ltd.	1,863	76
Gilead Sciences, Inc. ‡	2,700	137
Grifols SA ‡^	194	5
Regeneron Pharmaceuticals, Inc. ‡^	400	46
Vertex Pharmaceuticals, Inc. ‡	800	45
Building Products - 0.1%
Asahi Glass Co., Ltd. ^	2,400	16
Assa Abloy AB	1,169	33
Cie de St-Gobain	1,480	55
Daikin Industries, Ltd.	600	17
LIXIL Group Corp.	700	15
TOTO, Ltd.	3,000	22
Capital Markets - 0.5%
Ameriprise Financial, Inc.	2,100	110
Bank of New York Mellon Corp. ^	2,900	64
BlackRock, Inc. - Class A	500	85
Charles Schwab Corp. ^	8,600	111
CI Financial Corp.	900	20
Credit Suisse Group AG ‡	2,676	49
Daiwa Securities Group, Inc. ^	4,000	15
Deutsche Bank AG	3,394	122
Franklin Resources, Inc. ^	400	44

	Shares	Value (000’s)
Capital Markets (continued)
Goldman Sachs Group, Inc. ^	1,700	$162
IGM Financial, Inc. ^	500	20
Invesco, Ltd.	1,500	34
Julius Baer Group, Ltd. ‡	1,358	49
Macquarie Group, Ltd.	872	24
Mediobanca SpA	1,088	5
Morgan Stanley	3,600	53
Nomura Holdings, Inc. ^	13,200	49
Northern Trust Corp. ^	2,500	115
Partners Group Holding AG	200	36
Ratos AB - Class B	2,800	27
State Street Corp.	1,100	49
T. Rowe Price Group, Inc. ^	600	38
TD Ameritrade Holding Corp. ^	2,000	34
UBS AG ‡	13,224	154
Chemicals - 0.8%
Agrium, Inc. ^	400	35
Air Liquide SA	1,090	125
Air Products & Chemicals, Inc.	500	40
Air Water, Inc.	2,000	24
Airgas, Inc. ^	700	59
Akzo Nobel NV	623	29
Arkema SA	220	14
Asahi Kasei Corp.	3,000	16
BASF SE	3,331	233
Celanese Corp. - Class A	800	28
CF Industries Holdings, Inc. ^	200	39
Dow Chemical Co. ^	4,300	135
E.I. du Pont de Nemours & Co. ^	3,400	173
Eastman Chemical Co. ^	600	30
Ecolab, Inc. ^	700	48
FMC Corp. ^	600	32
Givaudan SA ‡	100	98
Incitec Pivot, Ltd.	7,463	22
Israel Chemicals, Ltd.	856	9
Israel Corp., Ltd.	6	3
JSR Corp.	600	10
K+S AG	602	28
Kansai Paint Co., Ltd.	1,300	14
Koninklijke DSM NV	552	27
Kuraray Co., Ltd.	1,000	13
Lanxess AG	400	25
Linde AG	612	95
LyondellBasell Industries NV - Class A	2,726	110
Mitsubishi Chemical Holdings Corp.	3,000	13
Mitsubishi Gas Chemical Co., Inc.	2,000	11
Mitsui Chemicals, Inc. ^	4,000	10
Monsanto Co.	1,900	158
Mosaic Co.	800	44
Nitto Denko Corp.	400	17
Novozymes A/S	930	24
Orica, Ltd.	841	21
Potash Corp. of Saskatchewan, Inc.	3,100	136
PPG Industries, Inc.	400	42
Praxair, Inc. ^	1,100	120
Sherwin-Williams Co. ^	300	40
Shin-Etsu Chemical Co., Ltd.	1,500	83
Showa Denko KK	6,000	12
Sigma-Aldrich Corp. ^	1,000	74
Solvay SA - Class A	297	29
Sumitomo Chemical Co., Ltd. ^	4,000	12
Syngenta AG	259	89
Taiyo Nippon Sanso Corp.	3,000	17
Teijin, Ltd.	4,000	12

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Chemicals (continued)
Toray Industries, Inc. ^	5,000	$34
UBE Industries, Ltd.	6,000	14
Umicore SA	293	14
Yara International ASA	701	31
Commercial Banks - 2.1%
Aozora Bank, Ltd.	5,000	12
Australia & New Zealand Banking Group, Ltd.	9,741	222
Banca Monte dei Paschi di Siena SpA ‡^	38,174	10
Banco Bilbao Vizcaya Argentaria SA ^	17,163	123
Banco Espirito Santo SA ‡	8,203	6
Banco Popular Espanol SA ^	3,318	8
Banco Santander SA	33,963	225
Bank Hapoalim BM	1,671	5
Bank Leumi Le-Israel BM ‡	3,697	9
Bank of East Asia, Ltd. ^	3,800	14
Bank of Kyoto, Ltd.	4,000	30
Bank of Montreal	2,299	127
Bank of Nova Scotia ^	4,000	207
Bank of Yokohama, Ltd.	3,000	14
Barclays PLC	42,027	107
BB&T Corp. ^	1,700	52
BNP Paribas SA	3,545	137
BOC Hong Kong Holdings, Ltd.	13,500	42
Canadian Imperial Bank of Commerce ^	1,500	106
Chiba Bank, Ltd. ^	2,000	12
Chugoku Bank, Ltd.	1,500	20
CIT Group, Inc. ‡	1,000	36
Commerzbank AG ‡	18,827	32
Commonwealth Bank of Australia ^	5,725	314
Credit Agricole SA ‡	4,225	19
Danske Bank A/S - Class R ‡	2,342	33
DBS Group Holdings, Ltd.	7,000	77
DNB ASA	3,574	36
Erste Group Bank AG ‡	734	14
Fifth Third Bancorp ^	8,200	110
Fukuoka Financial Group, Inc.	3,000	12
Hachijuni Bank, Ltd. ^	2,000	10
Hang Seng Bank, Ltd.	2,800	38
HSBC Holdings PLC	65,283	574
Intesa Sanpaolo SpA	36,480	52
Iyo Bank, Ltd.	2,000	16
Joyo Bank, Ltd. ^	3,000	14
KBC Groep NV ^	753	16
KeyCorp ^	4,700	36
Lloyds TSB Group PLC ‡	98,133	48
M&T Bank Corp. ^	400	33
Mitsubishi UFJ Financial Group, Inc.	46,200	221
Mizrahi Tefahot Bank, Ltd. ‡	574	4
Mizuho Financial Group, Inc.	82,700	140
National Australia Bank, Ltd.	8,097	197
National Bank of Canada ^	400	29
Natixis	7,161	19
Nordea Bank AB	9,499	82
Oversea-Chinese Banking Corp.	9,000	63
PNC Financial Services Group, Inc. ^	1,900	116
Raiffeisen Bank International AG	300	10
Regions Financial Corp. ^	5,500	37
Resona Holdings, Inc.	4,500	19
Royal Bank of Canada ^	5,200	266
Royal Bank of Scotland Group PLC ‡	12,643	43
Seven Bank, Ltd. ^	5,320	14
Shinsei Bank, Ltd.	10,000	12
Shizuoka Bank, Ltd.	2,000	21
Skandinaviska Enskilda Banken AB - Class A	3,553	23

	Shares	Value (000’s)
Commercial Banks (continued)
Societe Generale SA ‡	2,482	$58
Standard Chartered PLC	8,658	188
Sumitomo Mitsui Financial Group, Inc.	4,900	162
Sumitomo Mitsui Trust Holdings, Inc.	11,000	33
SunTrust Banks, Inc.	4,600	111
Suruga Bank, Ltd.	2,000	20
Svenska Handelsbanken AB - Class A	1,804	59
Swedbank AB - Class A	2,990	47
Toronto-Dominion Bank ^	3,300	258
U.S. Bancorp ^	6,900	222
UniCredit SpA ‡	14,666	56
Unione di Banche Italiane SCPA	3,200	10
United Overseas Bank, Ltd.	5,000	74
Wells Fargo & Co.	18,200	608
Westpac Banking Corp.	11,053	241
Wing Hang Bank, Ltd.	2,000	19
Commercial Services & Supplies - 0.2%
Aggreko PLC	1,351	44
Brambles, Ltd.	3,848	24
DAI Nippon Printing Co., Ltd.	3,000	24
Edenred	700	20
G4S PLC	15,300	67
Republic Services, Inc. - Class A ^	1,400	37
Secom Co., Ltd.	800	37
Securitas AB - Class B	2,900	23
Societe BIC SA	200	21
Stericycle, Inc. ‡^	600	55
Toppan Printing Co., Ltd. ^	2,000	13
Waste Management, Inc. ^	3,300	109
Communications Equipment - 0.3%
Cisco Systems, Inc.	19,500	335
F5 Networks, Inc. ‡	500	50
Juniper Networks, Inc. ‡	1,800	29
Motorola Solutions, Inc. ^	2,213	106
Nokia OYJ	13,598	28
QUALCOMM, Inc.	6,100	339
Research In Motion, Ltd. ‡^	1,700	13
Telefonaktiebolaget LM Ericsson - Class B	10,876	100
Computers & Peripherals - 0.9%
Apple, Inc. ‡	3,400	1,986
Dell, Inc. ‡^	3,800	48
EMC Corp. ‡	7,400	190
Fujitsu, Ltd. ^	7,000	33
Gemalto NV	200	14
Hewlett-Packard Co.	7,200	145
NEC Corp. ‡^	7,000	11
NetApp, Inc. ‡^	3,400	108
SanDisk Corp. ‡^	1,000	36
Seagate Technology PLC ^	1,200	30
Toshiba Corp. ^	15,000	57
Western Digital Corp. ‡^	900	27
Construction & Engineering - 0.1%
ACS Actividades Co. ^	855	18
Bouygues SA ^	753	20
Chiyoda Corp.	1,000	12
Ferrovial SA	1,100	12
Fluor Corp.	600	30
JGC Corp.	300	9
Kajima Corp.	4,900	14
Leighton Holdings, Ltd.	3,687	62
Obayashi Corp.	6,000	26
Shimizu Corp.	5,000	17
Skanska AB - Class B	1,157	18
SNC-Lavalin Group, Inc.	600	22

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Construction & Engineering (continued)
Taisei Corp. ^	5,200	$14
Vinci SA	1,596	76
Construction Materials - 0.1%
Boral, Ltd. ^	2,548	8
Cimpor Cimentos de Portugal SGPS SA ‡	651	3
CRH PLC	2,621	50
Fletcher Building, Ltd.	3,130	15
HeidelbergCement AG	650	31
Holcim, Ltd. ‡	832	46
Imerys SA	300	15
James Hardie Industries SE	4,700	39
Lafarge SA ^	552	25
Taiheiyo Cement Corp.	8,000	18
Consumer Finance - 0.1%
AEON Credit Service Co., Ltd.	1,000	18
American Express Co. ^	3,800	222
Capital One Financial Corp.	1,200	66
Credit Saison Co., Ltd. ^	600	13
Discover Financial Services	1,300	45
ORIX Corp. ^	380	35
SLM Corp.	2,600	41
Containers & Packaging - 0.0% ¥
Amcor, Ltd.	3,510	26
Ball Corp. ^	600	25
Toyo Seikan Kaisha, Ltd.	1,600	19
Distributors - 0.0% ¥
Genuine Parts Co. ^	600	36
Jardine Cycle & Carriage, Ltd.	180	7
Li & Fung, Ltd.	20,000	38
Diversified Consumer Services - 0.0% ¥
Benesse Holdings, Inc.	300	13
Diversified Financial Services - 0.6%
ASX, Ltd.	1,311	40
Bank of America Corp.	38,900	318
Banque Cantonale Vaudoise	100	53
CaixaBank ^	9,638	31
Citigroup, Inc.	10,611	291
CME Group, Inc. - Class A	200	54
Deutsche Boerse AG	586	32
Exor SpA ^	635	14
First Pacific Co.	17,000	18
Groupe Bruxelles Lambert SA	229	16
Hong Kong Exchanges and Clearing, Ltd. ^	3,700	53
ING Groep NV ‡	13,860	93
IntercontinentalExchange, Inc. ‡	300	41
Investment AB Kinnevik - Class B	999	20
Investor AB - Class B	1,091	21
JPMorgan Chase & Co.	13,800	492
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	12
Moody’s Corp. ^	1,000	37
NYSE Euronext ^	2,000	51
Pargesa Holding SA (Bearer Shares)	51	3
Pohjola Bank PLC - Class A	618	7
Singapore Exchange, Ltd. ^	2,000	10
TMX Group, Inc.	200	9
Diversified Telecommunication Services - 0.8%
AT&T, Inc. ^	21,500	766
BCE, Inc.	600	25
Belgacom SA	342	10
Bell Aliant, Inc.	1,150	29
Bezeq Israeli Telecommunication Corp., Ltd.	6,738	7
BT Group PLC - Class A	18,488	61
CenturyLink, Inc. ^	1,549	61
Deutsche Telekom AG	10,211	112

	Shares	Value (000’s)
Diversified Telecommunication Services (continued)
Elisa OYJ ^	464	$9
France Telecom SA ^	6,700	88
Iliad SA ^	123	18
Inmarsat PLC	4,216	33
Koninklijke KPN NV	5,389	52
Nippon Telegraph & Telephone Corp.	1,600	75
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	2,505	11
Singapore Telecommunications, Ltd.	29,000	76
Swisscom AG	129	52
TDC A/S	2,394	17
Tele2 AB - Class B	1,110	17
Telecom Corp., of New Zealand, Ltd.	6,787	13
Telecom Italia SpA	22,323	22
Telecom Italia SpA - RSP	35,922	29
Telefonica SA	14,845	195
Telekom Austria AG	1,367	13
Telenet Group Holding NV	200	9
Telenor ASA	2,662	45
TeliaSonera AB	7,840	50
Telstra Corp., Ltd.	15,830	60
TELUS Corp.	1,000	60
TELUS Corp. (Non-Voting Shares) - Class A ^	400	23
Verizon Communications, Inc.	10,300	457
Windstream Corp. ^	8,000	77
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,200	48
Cheung Kong Infrastructure Holdings, Ltd.	2,000	12
Chubu Electric Power Co., Inc.	2,300	37
Chugoku Electric Power Co., Inc.	800	13
CLP Holdings, Ltd.	6,500	55
Consolidated Edison, Inc. ^	700	44
Contact Energy, Ltd. ‡	665	3
Duke Energy Corp. ^	4,800	111
E.ON AG	6,554	142
Edison International ^	900	42
EDP - Energias de Portugal SA	6,920	16
Electricite de France SA	1,016	23
Enel SpA	23,905	77
Entergy Corp. ^	600	41
Exelon Corp.	3,078	116
FirstEnergy Corp.	1,066	52
Fortis, Inc. ^	600	19
Fortum OYJ	1,587	30
Hokkaido Electric Power Co., Inc.	800	10
Hokuriku Electric Power Co. ^	1,400	22
Iberdrola SA	14,045	66
Kansai Electric Power Co., Inc.	2,700	32
Kyushu Electric Power Co., Inc. ^	1,000	12
NextEra Energy, Inc.	1,000	69
Northeast Utilities ^	1,061	41
Power Assets Holdings, Ltd.	5,000	37
PPL Corp. ^	1,400	39
Progress Energy, Inc. ^	800	48
Red Electrica Corp. SA ^	400	17
Shikoku Electric Power Co., Inc.	500	11
Southern Co. ^	3,100	144
SP AusNet	1,005	1
SSE PLC	2,398	52
Terna Rete Elettrica Nazionale SpA	4,393	16
Tohoku Electric Power Co., Inc. ‡^	1,300	13
Tokyo Electric Power Co., Inc. ‡^	5,300	10
Verbund AG ^	155	4

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Electrical Equipment - 0.2%
ABB, Ltd. ‡	7,949	$129
Alstom SA ^	629	20
AMETEK, Inc. ^	700	35
Cooper Industries PLC - Class A	600	41
Emerson Electric Co.	2,700	126
Legrand SA	671	23
Mitsubishi Electric Corp. ^	7,000	59
Nidec Corp. ^	300	23
Prysmian SpA	896	13
Rockwell Automation, Inc. ^	500	33
Roper Industries, Inc. ^	400	39
Schneider Electric SA	1,882	105
Sumitomo Electric Industries, Ltd.	2,700	34
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A ^	600	33
Corning, Inc.	3,700	48
FUJIFILM Holdings Corp.	1,700	32
Hexagon AB - Class B	872	15
Hirose Electric Co., Ltd.	100	10
Hitachi Chemical Co., Ltd. ^	700	11
Hitachi High-Technologies Corp. ^	500	12
Hitachi, Ltd.	16,500	102
Hoya Corp.	1,600	35
Keyence Corp.	200	49
Kyocera Corp.	600	52
Murata Manufacturing Co., Ltd.	700	37
Nippon Electric Glass Co., Ltd. ^	1,500	9
Omron Corp.	600	13
TDK Corp.	300	12
TE Connectivity, Ltd. ^	3,400	109
Energy Equipment & Services - 0.4%
Aker Solutions ASA	1,064	15
AMEC PLC	1,700	27
Baker Hughes, Inc. ^	1,000	41
Cameron International Corp. ‡	2,500	107
Cie Generale de Geophysique-Veritas ‡	1,038	27
Diamond Offshore Drilling, Inc. ^	600	35
FMC Technologies, Inc. ‡^	800	31
Fugro NV	354	21
Halliburton Co.	2,200	62
National Oilwell Varco, Inc.	1,000	64
Noble Corp. ‡	1,000	33
Petrofac, Ltd.	2,778	61
Rowan Cos. PLC ‡^	300	10
Saipem SpA	938	42
Schlumberger, Ltd.	4,839	314
SeaDrill, Ltd.	1,286	46
Subsea 7 SA	663	13
Technip SA	231	24
Tenaris SA ^	1,818	32
Transocean, Ltd.	1,113	50
Veripos, Inc. ‡ ǝ	66	¿
Weatherford International, Ltd. ‡	5,900	75
WorleyParsons, Ltd.	874	23
Food & Staples Retailing - 0.6%
AEON Co., Ltd. ^	2,200	27
Carrefour SA ^	2,140	40
Casino Guichard Perrachon SA	108	9
Colruyt SA	532	24
Costco Wholesale Corp. ^	1,600	152
CVS Caremark Corp.	4,700	220
Delhaize Group SA	229	8
Distribuidora Internacional de Alimentacion SA ‡	1,040	5
FamilyMart Co., Ltd.	300	14

	Shares	Value (000’s)
Food & Staples Retailing (continued)
George Weston, Ltd.	400	$23
J. Sainsbury PLC	9,900	47
Jeronimo Martins SGPS SA	849	14
Kesko OYJ - Class B	221	6
Koninklijke Ahold NV	2,746	34
Kroger Co. ^	1,600	37
Lawson, Inc. ^	200	14
Loblaw Cos., Ltd. ^	700	22
Metcash, Ltd. ^	3,700	13
Metro AG	800	23
Olam International, Ltd. ^	7,000	10
Seven & I Holdings Co., Ltd.	2,700	81
Shoppers Drug Mart Corp. ^	500	20
Sysco Corp. ^	1,400	42
TESCO PLC	29,088	141
Walgreen Co. ^	2,100	62
Wal-Mart Stores, Inc. ^	6,800	475
Wesfarmers, Ltd.	3,623	112
Whole Foods Market, Inc. ^	400	38
WM Morrison Supermarkets PLC	5,379	22
Woolworths, Ltd.	4,414	122
Food Products - 0.7%
Ajinomoto Co., Inc.	2,000	28
Archer-Daniels-Midland Co. ^	1,600	47
Associated British Foods PLC	2,519	51
Bunge, Ltd. ^	600	38
Campbell Soup Co. ^	1,100	37
ConAgra Foods, Inc.	1,500	39
Danone SA	2,089	129
DE Master Blenders 1753 NV ‡	1,700	19
General Mills, Inc. ^	1,500	58
Golden Agri-Resources, Ltd. ^	31,000	17
Hershey Co. ^	600	43
Hillshire Brands Co.	340	10
HJ Heinz Co. ^	800	44
Hormel Foods Corp. ^	1,700	52
JM Smucker Co.	500	38
Kellogg Co. ^	2,200	109
Kerry Group PLC	540	24
Kraft Foods, Inc. - Class A	6,100	235
Lindt & Spruengli AG ‡	1	37
Mead Johnson Nutrition Co. - Class A	500	40
MEIJI Holdings Co., Ltd. ^	300	14
Nestle SA	11,962	713
Nippon Meat Packers, Inc.	1,000	13
Nissin Foods Holdings Co., Ltd. ^	300	11
Saputo, Inc.	500	21
Tate & Lyle PLC	2,200	22
Toyo Suisan Kaisha, Ltd.	1,000	27
Unilever NV	5,902	196
Unilever PLC	4,638	155
Viterra, Inc.	300	5
Wilmar International, Ltd.	5,000	14
Yakult Honsha Co., Ltd. ^	300	12
Yamazaki Baking Co., Ltd.	500	7
Gas Utilities - 0.1%
APA Group ^	2,800	14
Enagas SA	700	13
EQT Corp. ^	600	32
Gas Natural SDG SA	1,160	15
Hong Kong & China Gas Co., Ltd.	18,870	40
ONEOK, Inc.	2,500	106
Osaka Gas Co., Ltd.	7,000	29
Snam SpA	3,796	17

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Gas Utilities (continued)
Toho Gas Co., Ltd. ^	1,600	$10
Tokyo Gas Co., Ltd. ^	9,000	46
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. ^	2,000	106
Becton Dickinson and Co. ^	500	37
Boston Scientific Corp. ‡	6,000	34
Cie Generale D’optique Essilor International SA	764	71
Coloplast A/S - Class B ^	50	9
Covidien PLC	1,100	59
CR Bard, Inc. ^	700	75
Edwards Lifesciences Corp. ‡^	400	41
Elekta AB - Class B	300	14
Getinge AB - Class B	903	22
Intuitive Surgical, Inc. ‡	100	55
Medtronic, Inc.	3,800	148
Olympus Corp. ‡^	800	13
Smith & Nephew PLC	4,334	43
Sonova Holding AG ‡	403	39
St. Jude Medical, Inc. ^	1,000	40
Stryker Corp. ^	700	39
Sysmex Corp.	300	12
Terumo Corp.	400	16
William Demant Holding AS ‡	100	9
Zimmer Holdings, Inc. ^	600	39
Health Care Providers & Services - 0.4%
Aetna, Inc.	900	35
AmerisourceBergen Corp. - Class A	1,000	39
Cardinal Health, Inc. ^	2,700	113
CIGNA Corp. ^	900	40
DaVita, Inc. ‡	600	59
Express Scripts Holding Co. ‡	2,928	163
Fresenius Medical Care AG & Co., KGaA	568	40
Fresenius SE & Co. KGaA	348	36
HCA Holdings, Inc. ^	4,039	123
Humana, Inc. ^	1,300	101
Laboratory Corp. of America Holdings ‡^	400	37
McKesson Corp. ^	600	56
Medipal Holdings Corp.	900	13
Quest Diagnostics, Inc. ^	1,900	114
Ramsay Health Care, Ltd.	922	21
Sonic Healthcare, Ltd.	2,010	26
UnitedHealth Group, Inc.	3,800	223
WellPoint, Inc.	800	51
Health Care Technology - 0.0% ¥
Cerner Corp. ‡^	500	41
SXC Health Solutions Corp. ‡	400	40
Hotels, Restaurants & Leisure - 0.4%
Accor SA	574	18
Carnival Corp. ^	1,200	41
Carnival PLC	1,000	34
Chipotle Mexican Grill, Inc. - Class A ‡^	136	52
Compass Group PLC	4,824	51
Crown, Ltd.	2,758	24
Echo Entertainment Group, Ltd.	2,691	12
Galaxy Entertainment Group, Ltd. ‡^	11,400	29
Genting Singapore PLC ^	22,000	25
Las Vegas Sands Corp.	900	39
Marriott International, Inc. - Class A ^	2,300	90
McDonald’s Corp.	3,700	329
McDonald’s Holdings Co., Japan, Ltd. ^	400	11
MGM China Holdings, Ltd.	4,000	6
OPAP SA	505	3
Oriental Land Co., Ltd.	100	11
Sands China, Ltd.	6,000	19

	Shares	Value (000’s)
Hotels, Restaurants & Leisure (continued)
Shangri-La Asia, Ltd.	8,000	$15
SJM Holdings, Ltd.	7,000	13
SKYCITY Entertainment Group, Ltd.	1,171	3
Sodexo	250	19
Starbucks Corp. ^	2,700	144
Starwood Hotels & Resorts Worldwide, Inc. ^	600	32
Tatts Group, Ltd.	8,000	21
Tim Hortons, Inc. ^	400	21
Wynn Macau, Ltd. ^	4,161	10
Wynn Resorts, Ltd. ^	300	31
Yum! Brands, Inc. ^	1,700	110
Household Durables - 0.1%
Electrolux AB	977	19
Garmin, Ltd. ^	800	31
Panasonic Corp. ^	8,000	66
Rinnai Corp. ^	200	14
Sekisui Chemical Co., Ltd.	3,000	28
Sekisui House, Ltd.	3,000	28
Sharp Corp. ^	2,400	12
Sony Corp. ^	3,600	51
Household Products - 0.4%
Church & Dwight Co., Inc. ^	900	50
Clorox Co. ^	600	43
Colgate-Palmolive Co.	1,700	177
Henkel AG & Co. KGaA	564	31
KAO Corp.	1,900	52
Kimberly-Clark Corp. ^	1,400	117
Procter & Gamble Co.	10,000	614
Reckitt Benckiser Group PLC	2,437	129
Uni-Charm Corp. ^	300	17
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	3,000	38
Calpine Corp. ‡^	6,500	108
Electric Power Development Co., Ltd.	500	13
Enel Green Power SpA	17,983	28
Industrial Conglomerates - 0.6%
3M Co.	2,400	215
Danaher Corp. ^	2,100	109
Fraser and Neave, Ltd.	3,000	17
General Electric Co.	38,400	800
Hutchison Whampoa, Ltd.	8,000	69
Keppel Corp., Ltd.	5,200	43
Koninklijke Philips Electronics NV	3,632	72
NWS Holdings, Ltd.	12,000	18
Orkla ASA	2,487	18
SembCorp Industries, Ltd.	2,000	8
Siemens AG	3,019	254
Smiths Group PLC	3,680	58
Tyco International, Ltd.	1,100	58
Insurance - 1.0%
ACE, Ltd.	800	59
Aflac, Inc.	1,200	51
Ageas	9,015	18
AIA Group, Ltd.	37,600	131
Allianz SE	1,604	162
Allstate Corp. ^	1,200	42
American International Group, Inc. ‡	1,300	42
AMP, Ltd.	6,833	27
AON PLC ^	2,300	108
Arch Capital Group, Ltd. ‡^	300	12
Assicurazioni Generali SpA ^	4,281	58
Aviva PLC	10,097	43
Berkshire Hathaway, Inc. - Class B ‡	3,300	276
Chubb Corp.	700	51

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Insurance (continued)
CNP Assurances ‡^	1,601	$20
Delta Lloyd NV	307	4
Everest RE Group, Ltd. ^	100	10
Fairfax Financial Holdings, Ltd.	43	17
Gjensidige Forsikring ASA	440	5
Great-West Lifeco, Inc.	2,700	59
Hannover Rueckversicherung AG	400	24
Hartford Financial Services Group, Inc. ^	1,800	32
Insurance Australia Group, Ltd.	7,001	25
Intact Financial Corp. ^	300	19
Legal & General Group PLC	25,762	52
Lincoln National Corp. ^	400	9
Loews Corp.	2,700	110
Manulife Financial Corp.	6,500	71
Mapfre SA ^	5,180	11
Marsh & McLennan Cos., Inc. ^	1,200	39
MetLife, Inc. ^	2,500	77
MS&AD Insurance Group Holdings	1,400	24
Muenchener Rueckversicherungs AG	631	89
NKSJ Holdings, Inc. ^	1,700	36
Old Mutual PLC	21,089	50
PartnerRe, Ltd. ^	300	23
Power Corp. of Canada	2,000	47
Power Financial Corp. ^	1,100	27
Principal Financial Group, Inc. ^	1,400	37
Progressive Corp. ^	5,200	108
Prudential Financial, Inc.	1,100	53
Prudential PLC	9,209	107
QBE Insurance Group, Ltd.	2,837	39
RenaissanceRe Holdings, Ltd. ^	200	15
RSA Insurance Group PLC	20,300	34
Sampo OYJ - Class A	1,511	39
SCOR SE	874	21
Sony Financial Holdings, Inc. ^	808	13
Standard Life PLC	17,652	65
Sun Life Financial, Inc.	1,400	30
Suncorp Group, Ltd.	3,051	25
Swiss Re AG ‡	863	54
T&D Holdings, Inc.	1,400	15
Tokio Marine Holdings, Inc.	2,600	65
Travelers Cos., Inc. ^	1,000	64
Tryg A/S ^	92	5
Vienna Insurance Group AG	130	5
Willis Group Holdings PLC	1,000	36
XL Group PLC - Class A	2,500	53
Zurich Insurance Group AG ‡	509	115
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. ‡	1,300	296
Liberty Interactive Corp. ‡^	2,000	36
priceline.com, Inc. ‡^	200	133
Rakuten, Inc. ^	1,700	18
Internet Software & Services - 0.3%
DeNA Co., Ltd. ^	410	11
eBay, Inc. ‡^	4,200	176
Facebook, Inc. - Class A ‡^	1,800	56
Google, Inc. - Class A ‡	900	523
Gree, Inc. ^	500	10
LinkedIn Corp. - Class A ‡	500	53
Yahoo! Inc. ‡	2,800	44
Yahoo! Japan Corp. ^	41	13
IT Services - 0.6%
Accenture PLC - Class A ^	2,300	138
Amadeus IT Holding SA - Class A	1,507	32
AtoS	313	19

	Shares	Value (000’s)
IT Services (continued)
Automatic Data Processing, Inc. ^	1,200	$67
Capital Gemini SA	492	18
CGI Group, Inc. - Class A ‡	1,300	31
Cognizant Technology Solutions Corp. - Class A ‡	700	42
Computershare, Ltd. ^	1,070	8
Fidelity National Information Services, Inc.	1,100	37
Fiserv, Inc. ‡^	500	36
International Business Machines Corp.	4,000	783
Mastercard, Inc. - Class A	400	172
Nomura Research Institute, Ltd. ^	500	11
NTT Data Corp. ^	4	12
Paychex, Inc. ^	1,200	38
Teradata Corp. ‡^	1,500	108
Visa, Inc. - Class A	1,900	235
Western Union Co. ^	2,100	35
Leisure Equipment & Products - 0.0% ¥
Mattel, Inc. ^	1,100	36
Namco Bandai Holdings, Inc.	1,400	19
Nikon Corp. ^	1,200	36
Sankyo Co., Ltd.	300	15
Sega Sammy Holdings, Inc.	600	12
Shimano, Inc. ^	200	13
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. ^	2,800	109
QIAGEN NV ‡	1,900	32
Thermo Fisher Scientific, Inc.	900	47
Machinery - 0.6%
Alfa Laval AB	1,076	18
Amada Co., Ltd.	3,000	18
Andritz AG	200	10
Atlas Copco AB - Class A	2,427	52
Atlas Copco AB - Class B	1,598	30
Caterpillar, Inc.	2,300	195
Cosco Corp. Singapore, Ltd.	18,000	14
Cummins, Inc.	400	39
Deere & Co. ^	1,000	81
Dover Corp.	600	32
Eaton Corp.	2,700	107
FANUC Corp.	700	115
Fiat Industrial SpA	3,146	31
GEA Group AG	1,022	27
Hino Motors, Ltd. ^	2,000	14
Hitachi Construction Machinery Co., Ltd. ^	600	11
IHI Corp.	5,000	11
Illinois Tool Works, Inc. ^	1,000	53
Ingersoll-Rand PLC ^	2,700	114
Joy Global, Inc.	500	28
JTEKT Corp.	1,200	12
Kawasaki Heavy Industries, Ltd. ^	4,000	11
Komatsu, Ltd.	3,400	81
Kone OYJ - Class B	544	33
Kubota Corp. ^	3,000	28
Kurita Water Industries, Ltd. ^	500	12
Makita Corp.	300	11
MAN SE	321	33
Metso OYJ	455	16
Mitsubishi Heavy Industries, Ltd.	11,000	45
Nabtesco Corp. ^	600	13
NGK Insulators, Ltd.	1,400	16
NSK, Ltd.	2,000	13
PACCAR, Inc. ^	2,800	110
Parker Hannifin Corp. ^	1,400	108
Sandvik AB	3,623	46

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Machinery (continued)
Scania AB - Class B	970	$17
Schindler Holding AG	200	23
SembCorp Marine, Ltd. ^	4,000	15
SKF AB - Class B	1,061	21
SMC Corp.	200	35
Stanley Black & Decker, Inc. ^	1,700	109
Sumitomo Heavy Industries, Ltd.	4,000	18
THK Co., Ltd.	1,000	19
Vallourec SA	194	8
Volvo AB - Class B	4,996	57
Wartsila OYJ Abp	587	19
Yangzijiang Shipbuilding Holdings, Ltd. ^	11,000	9
Marine - 0.0% ¥
A.P. Moller - Maersk A/S - Class A	1	6
A.P. Moller - Maersk A/S - Class B	3	20
Keuhne & Nagel International AG	443	46
Mitsui O.S.K. Lines, Ltd. ^	3,000	11
Neptune Orient Lines, Ltd. ‡^	10,000	9
Nippon Yusen KK ^	4,000	11
Media - 0.7%
British Sky Broadcasting Group PLC	4,495	49
CBS Corp. - Class B	1,500	49
Comcast Corp. - Class A ^	7,600	243
Comcast Corp., Special - Class A ^	1,500	47
Dentsu, Inc.	400	12
DIRECTV - Class A ‡^	2,500	122
Discovery Communications, Inc. - Class A ‡^	2,000	108
DISH Network Corp. - Class A	1,100	31
Eutelsat Communications SA	578	18
JCDecaux SA	1,315	29
Jupiter Telecommunications Co., Ltd. ^	12	12
Lagardere SCA	500	14
Liberty Global, Inc. - Class A ‡^	2,200	109
Liberty Media Corp. - Liberty Capital ‡^	600	53
McGraw-Hill Cos., Inc. ^	800	36
Mediaset SpA	2,626	5
Modern Times Group AB - Class B	300	14
News Corp. - Class A ^	6,100	136
News Corp. - Class B ^	1,900	43
Omnicom Group, Inc. ^	2,300	112
Pearson PLC	2,730	54
Publicis Groupe SA ^	401	18
Reed Elsevier NV	3,606	41
Reed Elsevier PLC	6,093	49
Scripps Networks Interactive, Inc. - Class A	900	51
SES SA	872	21
Shaw Communications, Inc. - Class B ^	1,100	21
Singapore Press Holdings, Ltd. ^	4,000	12
Sirius XM Radio, Inc. ‡	7,574	14
Thomson Reuters Corp. ^	900	26
Time Warner Cable, Inc.	800	66
Time Warner, Inc. ^	3,500	135
Toho Co., Ltd.	1,100	19
Viacom, Inc. - Class B ^	1,200	56
Vivendi SA	4,666	87
Walt Disney Co. ^	6,200	300
Wolters Kluwer NV	700	11
WPP PLC	3,710	45
Metals & Mining - 0.9%
Agnico-Eagle Mines, Ltd. ^	600	24
Alcoa, Inc. ^	12,400	109
Anglo American PLC	4,851	159
Antofagasta PLC	2,715	46
ArcelorMittal ^	4,057	62

	Shares	Value (000’s)
Metals & Mining (continued)
Barrick Gold Corp. ^	3,600	$136
BHP Billiton PLC	7,679	218
BHP Billiton, Ltd.	11,701	382
Boliden AB	1,192	17
Cliffs Natural Resources, Inc. ^	600	30
Daido Steel Co., Ltd. ^	1,900	12
Eldorado Gold Corp.	1,700	21
Eurasian Natural Resources Corp., PLC	6,800	44
First Quantum Minerals, Ltd.	3,300	58
Fortescue Metals Group, Ltd. ^	4,392	22
Franco-Nevada Corp. ^	500	23
Freeport-McMoRan Copper & Gold, Inc.	3,400	116
Fresnillo PLC	4,101	94
Glencore International PLC ^	7,380	34
Goldcorp, Inc.	2,900	109
Hitachi Metals, Ltd. ^	1,400	17
IAMGOLD Corp. ^	2,200	26
Iluka Resources, Ltd. ^	5,315	63
Ivanhoe Mines, Ltd. ‡	6,045	60
JFE Holdings, Inc.	1,100	18
Kinross Gold Corp.	2,733	22
Kobe Steel, Ltd. ‡ ^	9,000	11
Mitsubishi Materials Corp.	4,000	12
New Gold, Inc. ‡	2,650	25
Newcrest Mining, Ltd.	1,852	43
Newmont Mining Corp.	1,100	53
Nippon Steel Corp. ^	19,000	43
Norsk Hydro ASA ^	3,792	17
Nucor Corp. ^	1,000	38
Rio Tinto PLC	4,842	230
Rio Tinto, Ltd.	1,626	95
Silver Wheaton Corp.	800	22
SSAB AB	2,200	18
Sumitomo Metal Industries, Ltd. ^	8,000	13
Sumitomo Metal Mining Co., Ltd.	2,000	23
Teck Resources, Ltd. - Class B	2,100	65
ThyssenKrupp AG	1,549	25
Voestalpine AG ^	563	15
Xstrata PLC	4,945	62
Yamana Gold, Inc.	1,800	28
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A	800	54
Dollar General Corp. ‡^	700	38
Dollar Tree, Inc. ‡^	800	43
Family Dollar Stores, Inc. ^	700	47
Isetan Mitsukoshi Holdings, Ltd. ^	1,200	13
Kohl’s Corp. ^	800	36
Macy’s, Inc.	3,200	110
Marks & Spencer Group PLC	13,300	68
Next PLC	1,400	70
Nordstrom, Inc. ^	700	35
PPR SA	240	34
Target Corp. ^	2,300	134
Multi-Utilities - 0.4%
AGL Energy, Ltd.	1,630	25
Ameren Corp.	1,100	37
Canadian Utilities, Ltd. ^	300	20
CenterPoint Energy, Inc.	1,900	39
Centrica PLC	12,315	62
CMS Energy Corp.	3,100	73
Dominion Resources, Inc.	1,400	76
DTE Energy Co. ^	700	42
GDF Suez	4,510	107
National Grid PLC	12,893	136

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Multi-Utilities (continued)
NiSource, Inc.	3,000	$74
PG&E Corp. ^	900	41
Public Service Enterprise Group, Inc.	1,200	39
RWE AG ^	1,736	71
SCANA Corp.	1,500	72
Sempra Energy ^	600	41
United Utilities Group PLC	8,508	89
Veolia Environnement SA	1,382	18
Wisconsin Energy Corp. ^	1,300	51
Xcel Energy, Inc. ^	1,400	40
Office Electronics - 0.1%
Brother Industries, Ltd.	2,200	25
Canon, Inc. ^	4,100	163
Konica Minolta Holdings, Inc. ^	1,500	12
Ricoh Co., Ltd. ^	2,000	17
Xerox Corp. ^	4,800	38
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	1,800	119
Apache Corp. ^	1,400	123
ARC Resources, Ltd. ^	1,000	22
Athabasca Oil Corp. ‡	1,900	21
Baytex Energy Corp. ^	900	38
BG Group PLC	12,269	251
BP PLC	68,768	460
Cameco Corp. ^	900	20
Canadian Natural Resources, Ltd.	4,000	107
Canadian Oil Sands, Ltd. ^	1,200	23
Cenovus Energy, Inc.	2,700	86
Chesapeake Energy Corp. ^	2,200	41
Chevron Corp.	7,200	761
Cobalt International Energy, Inc. ‡	2,300	54
Concho Resources, Inc. ‡	401	34
ConocoPhillips ^	4,400	246
CONSOL Energy, Inc. ^	1,100	33
Continental Resources, Inc. ‡^	1,482	99
Crescent Point Energy Corp. ^	700	26
Denbury Resources, Inc. ‡^	500	8
Devon Energy Corp. ^	900	52
Enbridge, Inc. ^	2,700	108
EnCana Corp. ^	1,700	35
ENI SpA ^	8,708	185
EOG Resources, Inc.	600	54
Exxon Mobil Corp. ^	17,115	1,466
Galp Energia SGPS SA - Class B	1,035	13
Hess Corp.	2,600	113
Husky Energy, Inc. ^	900	22
Idemitsu Kosan Co., Ltd.	100	9
Imperial Oil, Ltd. ^	700	29
INPEX Corp.	8	45
Japan Petroleum Exploration Co.	300	11
JX Holdings, Inc. ^	8,000	41
Kinder Morgan Management LLC ‡^	703	52
Kinder Morgan, Inc.	3,325	107
Lundin Petroleum AB ‡	496	9
Marathon Oil Corp.	1,600	41
Marathon Petroleum Corp.	1,000	45
MEG Energy Corp. ‡	1,600	57
Murphy Oil Corp. ^	700	35
Neste Oil OYJ ^	697	8
Nexen, Inc. ^	1,300	22
Noble Energy, Inc.	1,300	110
Occidental Petroleum Corp.	2,900	249
OMV AG	597	19
Origin Energy, Ltd.	2,554	32

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy Corp. ^	2,500	$53
Peabody Energy Corp.	1,200	29
Pembina Pipeline Corp. ^	1,000	26
Penn West Petroleum, Ltd. ^	4,300	58
Phillips 66 ‡	1,500	50
Pioneer Natural Resources Co.	1,200	106
Range Resources Corp. ^	600	37
Repsol YPF SA ^	3,228	52
Royal Dutch Shell PLC - Class A	13,281	447
Royal Dutch Shell PLC - Class B	9,629	336
Santos, Ltd.	2,103	23
Showa Shell Sekiyu KK ^	200	1
Southwestern Energy Co. ‡^	1,200	38
Spectra Energy Corp.	1,500	44
Statoil ASA	4,035	96
Suncor Energy, Inc.	5,700	165
Talisman Energy, Inc.	2,500	29
TonenGeneral Sekiyu KK	1,000	9
Total SA ^	7,676	345
Tourmaline Oil Corp. ‡^	824	22
TransCanada Corp. ^	2,600	109
Tullow Oil PLC	2,114	49
Valero Energy Corp.	1,600	39
Vermilion Energy, Inc. ^	500	23
Whitehaven Coal, Ltd.	10,100	43
Williams Cos., Inc.	1,500	43
Woodside Petroleum, Ltd.	2,350	75
Paper & Forest Products - 0.1%
International Paper Co. ^	3,700	108
OJI Paper Co., Ltd. ^	3,000	11
Sino-Forest Corp. - Class A ‡ǝ^	600	1
Stora Enso OYJ - Class R	1,563	10
Svenska Cellulosa AB - Class B	1,423	21
UPM-Kymmene OYJ ^	1,888	21
Personal Products - 0.1%
Beiersdorf AG	486	32
Estee Lauder Cos., Inc. - Class A ^	1,900	103
L’Oreal SA	886	103
Shiseido Co., Ltd.	900	14
Pharmaceuticals - 1.9%
Abbott Laboratories ^	5,700	367
Allergan, Inc.	1,100	102
Astellas Pharma, Inc.	1,600	70
AstraZeneca PLC	4,630	207
Bayer AG	3,029	218
Bristol-Myers Squibb Co. ^	6,100	219
Chugai Pharmaceutical Co., Ltd. ^	700	13
Daiichi Sankyo Co., Ltd.	2,400	40
Dainippon Sumitomo Pharma Co., Ltd.	2,000	20
Eisai Co., Ltd.	900	39
Elan Corp. PLC ‡	1,867	27
Eli Lilly & Co.	3,800	163
Forest Laboratories, Inc. ‡	1,100	38
GlaxoSmithKline PLC	18,269	415
Hisamitsu Pharmaceutical Co., Inc. ^	300	15
Hospira, Inc. ‡^	200	7
Johnson & Johnson ^	9,994	676
Kyowa Hakko Kirin Co., Ltd. ^	1,300	13
Merck & Co., Inc.	11,000	460
Merck KGaA	321	32
Mitsubishi Tanabe Pharma Corp.	1,000	14
Mylan, Inc. ‡	1,800	38
Novartis AG	8,328	467
Novo Nordisk A/S - Class B	1,526	221

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Pharmaceuticals (continued)
Ono Pharmaceutical Co., Ltd. ^	200	$13
Orion OYJ - Class B ^	552	10
Otsuka Holdings Co., Ltd.	1,300	40
Perrigo Co. ^	400	47
Pfizer, Inc.	27,300	629
Roche Holding AG	2,525	436
Sanofi	4,364	330
Santen Pharmaceutical Co., Ltd.	500	21
Shionogi & Co., Ltd.	1,000	14
Shire PLC	1,502	43
Taisho Pharmaceutical Holdings Co., Ltd. ^	201	17
Takeda Pharmaceutical Co., Ltd. ^	2,900	132
Teva Pharmaceutical Industries, Ltd.	2,298	91
UCB SA	405	20
Valeant Pharmaceuticals International, Inc. ‡	700	31
Watson Pharmaceuticals, Inc. ‡	1,300	96
Professional Services - 0.1%
Adecco SA ‡	1,094	50
Bureau Veritas SA	196	17
Capita PLC	4,652	48
Experian Group, Ltd.	3,140	44
Intertek Group PLC	1,100	46
Nielsen Holdings NV ‡^	1,290	34
SGS SA	16	30
Verisk Analytics, Inc. - Class A ‡	800	39
Real Estate Investment Trusts - 0.7%
American Capital Agency Corp. ^	1,500	50
American Tower Corp. - Class A	1,400	98
Annaly Capital Management, Inc. ^	2,300	39
Ascendas Real Estate Investment Trust ^	8,000	14
AvalonBay Communities, Inc. ^	300	42
Boston Properties, Inc. ^	400	43
British Land Co., PLC	8,400	67
CapitaMall Trust	7,000	11
CFS Retail Property Trust Group	15,200	30
Corio NV ^	504	22
Dexus Property Group	59,000	56
Digital Realty Trust, Inc. ^	500	38
Equity Residential ^	700	44
Federal Realty Investment Trust	500	52
Fonciere Des Regions	400	29
Gecina SA ^	205	18
General Growth Properties, Inc. ^	6,114	111
Goodman Group	6,635	25
GPT Group	7,080	24
HCP, Inc.	1,000	44
Health Care REIT, Inc.	700	41
Host Hotels & Resorts, Inc. ^	7,000	111
ICADE ^	493	37
Japan Real Estate Investment Corp.	3	28
Japan Retail Fund Investment Corp. ^	8	13
Kimco Realty Corp. ^	1,900	36
Klepierre	583	19
Land Securities Group PLC	4,245	49
Link Real Estate Investment Trust	8,000	33
Macerich Co. ^	600	35
Mirvac Group	20,200	27
Nippon Building Fund, Inc.	2	19
ProLogis, Inc. ^	3,456	115
Public Storage ^	300	43
RioCan Real Estate Investment Trust	800	22
Simon Property Group, Inc. ^	1,100	172
SL Green Realty Corp. ^	700	56
Stockland	7,671	24

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
Unibail-Rodamco SE	269	$50
Ventas, Inc. ^	700	44
Vornado Realty Trust	1,300	109
Westfield Group	7,948	78
Westfield Retail Trust	9,225	27
Weyerhaeuser Co. ^	1,800	40
Real Estate Management & Development - 0.2%
AEON Mall Co., Ltd. ^	600	13
Brookfield Asset Management, Inc. - Class A	2,000	66
Brookfield Office Properties, Inc. ^	1,200	21
CapitaLand, Ltd. ^	6,000	13
CapitaMalls Asia, Ltd. ^	10,000	12
Cheung Kong Holdings, Ltd.	5,000	62
City Developments, Ltd. ^	1,362	12
Daito Trust Construction Co., Ltd.	200	19
Daiwa House Industry Co., Ltd.	2,000	28
Global Logistic Properties, Ltd. - Class L ‡	5,000	8
Hang Lung Group, Ltd.	2,000	12
Hang Lung Properties, Ltd.	6,000	21
Henderson Land Development Co., Ltd.	2,000	11
Hysan Development Co., Ltd.	4,389	17
IMMOFINANZ AG ‡	2,096	7
Keppel Land, Ltd. ^	8,000	21
Kerry Properties, Ltd.	3,000	13
Mitsubishi Estate Co., Ltd.	4,200	76
Mitsui Fudosan Co., Ltd.	3,200	62
New World Development Co., Ltd.	11,000	13
Nomura Real Estate Holdings, Inc.	700	13
Sino Land Co., Ltd.	7,200	11
Sumitomo Realty & Development Co., Ltd.	900	22
Sun Hung Kai Properties, Ltd.	6,000	71
Swire Pacific, Ltd.	2,500	29
Tokyu Land Corp.	4,000	20
Wharf Holdings, Ltd.	4,000	22
Wheelock & Co., Ltd.	4,000	15
Road & Rail - 0.3%
Canadian National Railway Co. ^	1,600	135
Canadian Pacific Railway, Ltd.	400	29
Central Japan Railway Co.	5	39
ComfortDelGro Corp., Ltd.	7,000	9
CSX Corp.	2,400	54
DSV A/S	915	18
East Japan Railway Co.	1,200	75
Hankyu Hanshin Holdings, Inc.	2,900	15
Kansas City Southern ^	500	35
Keikyu Corp.	3,000	27
KEIO Corp. ^	2,000	14
Keisei Electric Railway Co., Ltd.	1,600	14
Kintetsu Corp. ^	4,000	16
MTR Corp., Ltd.	4,000	14
Nippon Express Co., Ltd.	3,000	12
Norfolk Southern Corp. ^	800	57
Odakyu Electric Railway Co., Ltd.	2,000	20
QR National, Ltd.	6,714	24
Tobu Railway Co., Ltd.	2,000	11
Tokyu Corp. ^	3,000	14
Union Pacific Corp.	1,700	202
West Japan Railway Co. ^	404	17
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp.	1,200	19
Altera Corp. ^	1,100	37
Analog Devices, Inc. ^	1,000	38
Applied Materials, Inc.	9,700	111
ARM Holdings PLC	6,042	48

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
ASM Pacific Technology, Ltd. ^	1,178	$15
ASML Holding NV	1,485	76
Avago Technologies, Ltd. ^	1,100	39
Broadcom Corp. - Class A ‡	3,300	112
Infineon Technologies AG	3,649	25
Intel Corp. ^	18,100	483
KLA-Tencor Corp.	700	34
Marvell Technology Group, Ltd.	2,500	28
Maxim Integrated Products, Inc. ^	1,300	33
NVIDIA Corp. ‡	4,100	57
ROHM Co., Ltd. ^	300	12
STMicroelectronics NV	4,800	26
Texas Instruments, Inc.	4,200	120
Tokyo Electron, Ltd.	600	28
Xilinx, Inc. ^	1,100	37
Software - 0.7%
Activision Blizzard, Inc. ^	9,100	109
Adobe Systems, Inc. ‡	1,200	39
Autodesk, Inc. ‡^	900	31
CA, Inc.	1,500	41
Citrix Systems, Inc. ‡	1,300	109
Dassault Systemes SA ^	242	23
Intuit, Inc. ^	700	42
Konami Corp. ^	1,200	27
Microsoft Corp.	27,400	837
Nexon Co., Ltd. ‡	800	16
NICE Systems, Ltd. ‡	171	6
Nintendo Co., Ltd.	400	47
Oracle Corp.	14,600	434
Oracle Corp. Japan	300	13
Red Hat, Inc. ‡^	600	34
Salesforce.com, Inc. ‡^	300	41
SAP AG	3,335	197
Symantec Corp. ‡	2,300	34
Trend Micro, Inc. ^	400	12
VMware, Inc. - Class A ‡^	1,100	100
Specialty Retail - 0.5%
ABC-Mart, Inc.	400	15
AutoZone, Inc. ‡	300	110
Bed Bath & Beyond, Inc. ‡	1,800	111
Fast Retailing Co., Ltd.	200	40
Gap, Inc. ^	4,000	109
Hennes & Mauritz AB - Class B	3,474	125
Home Depot, Inc.	5,600	297
Inditex SA	836	86
Kingfisher PLC	10,833	49
Limited Brands, Inc. ^	800	34
Lowe’s Cos., Inc. ^	4,500	128
Nitori Holdings Co., Ltd.	150	14
O’Reilly Automotive, Inc. ‡^	400	34
PetSmart, Inc. ^	800	55
Ross Stores, Inc.	600	37
Sanrio Co., Ltd. ^	300	11
Shimamura Co., Ltd.	100	12
Staples, Inc. ^	2,500	33
Tiffany & Co. ^	500	26
TJX Cos., Inc.	2,700	116
USS Co., Ltd.	100	11
Yamada Denki Co., Ltd. ^	220	11
Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	524	38
Burberry Group PLC	2,018	42
Christian Dior SA	182	25
Cie Financiere Richemont SA	1,908	105

	Shares	Value (000’s)
Textiles, Apparel & Luxury Goods (continued)
Coach, Inc.	700	$41
Fossil, Inc. ‡^	320	24
Gildan Activewear, Inc. - Class A	600	17
Hugo Boss AG	400	40
Lululemon Athletica, Inc. ‡^	234	14
Luxottica Group SpA	871	30
LVMH Moet Hennessy Louis Vuitton SA	961	146
NIKE, Inc. - Class B	1,300	114
Ralph Lauren Corp. ^	700	98
Swatch Group AG - BR	68	27
Swatch Group AG - Reg	178	12
V.F. Corp. ^	700	93
Tobacco - 0.5%
Altria Group, Inc. ^	7,400	256
British American Tobacco PLC	7,143	363
Imperial Tobacco Group PLC	3,581	138
Japan Tobacco, Inc. ^	2,200	65
Lorillard, Inc. ^	300	40
Philip Morris International, Inc.	6,200	541
Reynolds American, Inc. ^	900	40
Swedish Match AB	871	35
Trading Companies & Distributors - 0.2%
Brenntag AG	300	33
Fastenal Co.	2,700	109
Finning International, Inc. ^	1,900	44
ITOCHU Corp.	5,000	53
Marubeni Corp. ^	6,400	43
Mitsubishi Corp.	5,100	103
Mitsui & Co., Ltd.	6,300	94
Noble Group, Ltd.	10,000	9
Sojitz Corp.	11,500	19
Sumitomo Corp.	4,100	57
Toyota Tsusho Corp.	600	11
Wolseley PLC	1,329	50
WW Grainger, Inc. ^	200	38
Transportation Infrastructure - 0.0% ¥
Abertis Infraestructuras SA	2,417	32
Aeroports de Paris ^	224	17
Atlantia SpA	954	12
Auckland International Airport, Ltd.	5,174	10
Hutchison Port Holdings Trust	11,000	8
Kamigumi Co., Ltd.	2,000	16
Koninklijke Vopak NV	338	22
Sydney Airport	1,264	4
Transurban Group	4,071	24
Water Utilities - 0.0% ¥
American Water Works Co., Inc.	1,100	38
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. ‡^	700	41
KDDI Corp. ^	10	65
Millicom International Cellular SA	229	22
Mobistar SA	113	4
NTT DOCOMO INC	55	92
Rogers Communications, Inc. - Class B ^	1,000	36
SBA Communications Corp. - Class A ‡^	700	40
Softbank Corp.	3,200	118
Sprint Nextel Corp. ‡^	14,600	48
StarHub, Ltd. ^	2,000	5
Vodafone Group PLC	180,594	507

Total Common Stocks (cost $82,921)		85,126

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
RIGHT - 0.0% ¥
Metals & Mining - 0.0% ¥
Ivanhoe Mines, Ltd. ‡	1,945	$2
Total Right (cost $¿)

SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	27,363,602	27,364
Total Securities Lending Collateral (cost $27,364)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 23.2%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $71,643 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 4.00% - 5.50%, due 12/15/2017 - 04/01/2025, and with a total value of $73,076.	$71,643	$71,643
Total Repurchase Agreement (cost $71,643)

Total Investment Securities (cost $327,987) P		336,113
Other Assets and Liabilities - Net		(27,208)

Net Assets		$308,905

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	1	09/17/2012	$	¿
10-Year Government of Canada Bond	Long	5	09/19/2012		6
10-Year Japan Governement Bond Mini	Long	25	09/07/2012		12
10-Year U.S. Treasury Note	Short	(11)	09/19/2012		(7)
30-Year U.S. Treasury Bond	Short	(6)	09/19/2012		(6)
5-Year U.S. Treasury Note	Short	(15)	09/28/2012		(3)
ASX SPI 200 Index	Long	13	09/20/2012		(4)
EURO STOXX 50 Index	Short	(17)	09/21/2012		(23)
FTSE 100 Index	Long	36	09/21/2012		82
German Euro BOBL	Long	9	09/06/2012		(14)
German Euro Bund	Long	8	09/06/2012		(39)
German Euro Buxl	Long	3	09/06/2012		(51)
German Euro Schatz	Long	5	09/06/2012		(2)
Hang Seng Index	Long	4	07/30/2012		14
MSCI EAFE Mini Index	Long	3	09/21/2012		3
S&P 500 E-Mini Index	Long	232	09/21/2012		536
S&P TSE 60 Index	Long	13	09/20/2012		11
TOPIX Index	Long	30	09/14/2012		264
U.K. Long Gilt Bond	Long	8	09/26/2012		6
Ultra Long U.S. Treasury Bond	Short	(4)	09/19/2012		(5)

					$780

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	GSC	1,752	09/14/2012	$1,771	$9
Australian Dollar	CSFB	(751)	09/14/2012	(748)	(16)
Australian Dollar	RBS	(2,425)	09/14/2012	(2,447)	(18)
Australian Dollar	GSC	2,425	09/14/2012	2,452	13
Canadian Dollar	RBC	(3,115)	09/14/2012	(3,015)	(38)
Canadian Dollar	CSFB	(1,142)	09/14/2012	(1,104)	(16)
Euro	UBS	(1,532)	09/14/2012	(1,953)	13
Euro	CSFB	(1,920)	09/14/2012	(2,390)	(41)
Euro	BOA	2,049	09/14/2012	2,598	(3)
Euro	CITI	(842)	09/14/2012	(1,072)	5
Japanese Yen	BCLY	243,209	09/14/2012	3,070	(23)
Japanese Yen	CSFB	(173,631)	09/14/2012	(2,192)	17
Japanese Yen	CSFB	42,806	09/14/2012	541	(5)
Japanese Yen	RBS	91,299	09/14/2012	1,144	(¿ )
Pound Sterling	CSFB	459	09/14/2012	721	(3)
Pound Sterling	HSBC	(459)	09/14/2012	(711)	(8)
Pound Sterling	DUB	(189)	09/14/2012	(293)	(3)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Pound Sterling	CSFB	1,262	09/14/2012	$1,983	$(7)
Pound Sterling	CSFB	(1,262)	09/14/2012	(1,957)	(19)
Pound Sterling	CSFB	(103)	09/14/2012	(160)	(2)
Pound Sterling	UBS	189	09/14/2012	305	(9)
Swiss Franc	BOA	462	09/14/2012	488	(1)
Swiss Franc	CSFB	(462)	09/14/2012	(489)	2
Swiss Franc	CSFB	(783)	09/14/2012	(812)	(14)

					$(167)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(23)	$—	$(23)
BOA	(4)	—	(4)
CITI	5	—	5
CSFB	(104)	—	(104)
DUB	(3)	—	(3)
GSC	22	—	22
HSBC	(8)	—	(8)
RBC	(38)	—	(38)
RBS	(18)	—	(18)
UBS	4	—	4

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY COUNTRY:	Percentage of Total Investments	Value (000’s)
United States	56.6%	$190,222
United Kingdom	2.7	9,060
Japan	2.3	7,610
Canada	1.3	4,520
Australia	1.0	3,370
France	1.0	3,232
Germany	1.0	3,230
Switzerland	0.9	3,067
Supranational	0.5	1,810
Netherlands	0.4	1,397
Sweden	0.3	1,092
Spain	0.3	1,084
Hong Kong	0.3	1,051
Italy	0.2	758
Singapore	0.2	647
Mexico	0.2	581
Cayman Islands	0.2	566
Belgium	0.2	521
Israel	0.1	487
Austria	0.1	442
Luxembourg	0.1	430
Denmark	0.1	397
Brazil	0.1	350
Norway	0.1	322
Finland	0.1	250
Bermuda	0.1	224
Isle of Man	0.1	159
Ireland	0.0	¥103
Portugal	0.0	¥63
New Zealand	0.0	¥44
Greece	0.0	¥17

Investment Securities, at Value	70.5	237,106
Short-Term Investments	29.5	99,007

Total Investments	100.0%	$336,113

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $26,647.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
¥	Percentage rounds to less than 0.1%.
g	Cash in the amount of $2,061, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Ž	The security has a perpetual maturity. The date shown is the next call date.
	Rate shown reflects the yield at 06/29/2012.
‡	Non-income producing security.
ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1, or less than 0.01% of the portfolio’s net assets.
P	Aggregate cost for federal income tax purposes is $327,987. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,714 and $4,588, respectively. Net unrealized appreciation for tax purposes is $8,126.
¿	Amount is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BCLY	Barclays Bank PLC
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
RSP	Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange
UBS	UBS Warburg LLC

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$50,440	$34,685	$1	$85,126
Corporate Debt Securities	—	31,840	—	31,840
Foreign Government Obligations	—	3,025	—	3,025
Mortgage-Backed Securities	—	3,089	—	3,089
Municipal Government Obligation	—	148	—	148
Preferred Corporate Debt Security	—	94	—	94
Preferred Stocks	—	150	—	150
Repurchase Agreement	—	71,643	—	71,643
Right	—	2	—	2
Securities Lending Collateral	27,364	—	—	27,364
U.S. Government Agency Obligations	—	55,122	—	55,122
U.S. Government Obligations	—	58,510	—	58,510

Total	$77,804	$258,308	$1	$336,113

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$934	$—	$—	$934
Futures Contracts - Depreciation	(154)	—	—	(154)
Forward Foreign Currency Contracts - Appreciation	—	59	—	59
Forward Foreign Currency Contracts - Depreciation	—	(226)	—	(226)

Total	$780	$(167)	$—	$613

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012
Common Stocks	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
₪	Total aggregate market value of Level 3 is less than 0.01% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $256,344) (including securities loaned of $26,647)	$264,470
Repurchase agreement, at value (cost: $71,643)	71,643
Cash	6
Cash on deposit with broker	2,061
Foreign currency, at value (cost: $1)	4
Receivables:
Investment securities sold	64
Shares sold	100
Interest	999
Securities lending income (net)	8
Dividends	112
Dividend reclaims	16
Variation margin	948
Prepaid expenses	4
Unrealized appreciation on forward foreign currency contracts	59

	340,494

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,671
Shares redeemed	27
Management and advisory fees	179
Distribution and service fees	52
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	6
Printing and shareholder reports fees	44
Audit and tax fees	7
Other	12
Collateral for securities on loan	27,364
Unrealized depreciation on forward foreign currency contracts	226

	31,589

Net assets	$308,905

Net assets consist of:
Capital stock ($.01 par value)	$371
Additional paid-in capital	332,731
Undistributed net investment income	3,522
Accumulated net realized loss from investment securities, futures, and foreign currency transactions	(36,466)
Net unrealized appreciation (depreciation) on:
Investment securities	8,126
Futures contracts	780
Translation of assets and liabilities denominated in foreign currencies	(159)

Net assets	$308,905

Net assets by class:
Initial Class	$42,007
Service Class	266,898
Shares outstanding:
Initial Class	5,019
Service Class	32,064
Net asset value and offering price per share:
Initial Class	$8.37
Service Class	8.32

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $54)	$888
Interest income	1,778
Securities lending income (net)	54

2,720

Expenses:
Management and advisory	1,077
Distribution and service:
Service Class	308
Printing and shareholder reports	24
Custody	115
Administration	32
Legal	8
Audit and tax	8
Trustees	4
Transfer agent	1
Other	3

Total expenses	1,580

Net investment income	1,140

Net realized gain (loss) on transactions from:
Investment securities	(148)
Futures contracts	(109)
Foreign currency transactions	(453)

(710)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	4,971
Futures contracts	285
Translation of assets and liabilities denominated in foreign currencies	(409)

Change in unrealized appreciation (depreciation)	4,847

Net realized and change in unrealized gain	4,137

Net increase in net assets resulting from operations	$5,277

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$1,140	$1,882
Net realized loss from investment securities, futures contracts, and foreign currency transactions	(710)	(1,224)
Change in net unrealized appreciation on investment securities, futures contracts and foreign currency translation	4,847	1,227

Net increase in net assets resulting from operations	5,277	1,885

Distributions to shareholders:
From net investment income:
Initial Class	—	(364)
Service Class	—	(1,210)

Total distributions to shareholders	—	(1,574)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,446	6,948
Service Class	49,935	189,488

	56,381	196,436

Dividends and distributions reinvested:
Initial Class	—	364
Service Class	—	1,210

	—	1,574

Cost of shares redeemed:
Initial Class	(8,762)	(16,471)
Service Class	(8,611)	(9,556)

	(17,373)	(26,027)

Net increase in net assets from capital shares transactions	39,008	171,983

Net increase in net assets	44,285	172,294

Net assets:
Beginning of period/year	264,620	92,326

End of period/year	$308,905	$264,620

Undistributed net investment income	$3,522	$2,382

Share activity:
Shares issued:
Initial Class	767	847
Service Class	5,987	23,147

	6,754	23,994

Shares issued-reinvested from distributions:
Initial Class	—	46
Service Class	—	151

	—	197

Shares redeemed:
Initial Class	(1,048)	(2,006)
Service Class	(1,034)	(1,170)

	(2,082)	(3,176)

Net increase (decrease) in shares outstanding:
Initial Class	(281)	(1,113)
Service Class	4,953	22,128

	4,672	21,015

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.19		$8.11	$7.86	$6.21	$12.48	$12.03
Investment operations
Net investment income(A)	0.04		0.11	0.11	0.19	0.18	0.16
Net realized and unrealized gain (loss)	0.14		0.04	0.59	1.73	(4.05)	1.91

Total operations	0.18		0.15	0.70	1.92	(3.87)	2.07

Distributions
From net investment income	—		(0.07)	(0.45)	(0.27)	(0.18)	(0.26)
From net realized gains	—		—	—	—	(2.22)	(1.36)

Total distributions	—		(0.07)	(0.45)	(0.27)	(2.40)	(1.62)

Net asset value
End of period/year	$8.37		$8.19	$8.11	$7.86	$6.21	$12.48

Total return(B)	2.20	%(C)	1.81%	9.29%	31.30%	(36.87)%	18.63%

Net assets end of period/year (000’s)	$42,007		$43,427	$52,004	$125,132	$156,137	$270,218
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.88	%(D)	1.00%	1.04%	0.82%	0.81%	0.79%
Before reimbursement/recaptured expense	0.88	%(D)	0.99%	1.05%	0.82%	0.81%	0.79%
Net investment income, to average net assets	0.99	%(D)	1.27%	1.41%	2.82%	1.88%	1.30%
Portfolio turnover rate	13	%(C)	24%	149%	168%	97%	79%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.16		$8.09	$7.84	$6.18	$12.42	$11.98
Investment operations
Net investment income(A)	0.03		0.08	0.07	0.17	0.14	0.13
Net realized and unrealized gain (loss)	0.13		0.05	0.62	1.73	(4.01)	1.91

Total operations	0.16		0.13	0.69	1.90	(3.87)	2.04

Distributions
From net investment income	—		(0.06)	(0.44)	(0.24)	(0.15)	(0.24)
From net realized gains	—		—	—	—	(2.22)	(1.36)

Total distributions	—		(0.06)	(0.44)	(0.24)	(2.37)	(1.60)

Net asset value
End of period/year	$8.32		$8.16	$8.09	$7.84	$6.18	$12.42

Total return(B)	1.96	%(C)	1.66%	9.15%	31.16%	(37.00)%	18.29%

Net assets end of period/year (000’s)	$266,898		$221,193	$40,322	$12,160	$7,777	$18,157
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.13	%(D)	1.25%	1.29%	1.07%	1.06%	1.04%
Before reimbursement/recaptured expense	1.13	%(D)	1.24%	1.30%	1.07%	1.06%	1.04%
Net investment income, to average net assets	0.75	%(D)	0.98%	0.90%	2.48%	1.46%	1.02%
Portfolio turnover rate	13	%(C)	24%	149%	168%	97%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related REITs is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Other. Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

First $250 million	0.75%
Over $250 million	0.70%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired portfolio fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.15% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$41,469
U.S. Government	16,920

Proceeds from maturities and sales of securities:
Long-term	6,232
U.S. Government	21,368

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held at period end is indicative of the volume held throughout the period. The volume of forward foreign currency contracts increased from 15 contracts at the beginning of the period to 24 contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$—	$—	$59	$59
Unrealized appreciation on futures contracts*	24	910	—	934
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	—	—	(226)	(226)
Unrealized depreciation on futures contracts*	(127)	(27)	—	(154)

Total	$(103)	$883	$(167)	$613

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity Contracts	Foreign exchange contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$218	$(327)	$—	$(109)
Net realized gain (loss) on forward foreign currency contracts ~	—	—	(336)	(336)
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(225)	510	—	285
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	—	(400)	(400)

Total	$(7)	$183	$(736)	$(560)

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
ŧ	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AllianceBernstein L.P. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the subadvisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period, above the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 5-year periods and above its composite benchmark for the past 3-year period. The Board noted that the Portfolio’s performance for longer periods included the management of the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Asset Allocation - Conservative VP Initial Class	$1,000.00	$1,037.00	$0.71	$1,024.17	$0.70	0.14%
Service Class	1,000.00	1,035.40	1.97	1,022.92	1.96	0.39

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	68.6%
Inflation-Protected Securities	15 .0
U.S. Equity	13 .7
Tactical and Specialty	2.3
Global/International Equity	0.4
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 68.6%
Transamerica AEGON U.S. Government Securities VP Җ	2,697,212	$36,385
Transamerica Core Bond л	32,034,847	344,695
Transamerica Developing Markets Debt л	3,411,870	37,769
Transamerica Emerging Markets Debt л	3,048,115	32,188
Transamerica Flexible Income л	1,314,465	11,935
Transamerica High Yield Bond л	1,717,065	16,055
Transamerica International Bond л	615,407	6,271
Transamerica Money Market л	36,411,599	36,412
Transamerica PIMCO Real Return TIPS VP Җ ‡	993,797	11,131
Transamerica PIMCO Total Return VP Җ	28,546,714	349,126
Transamerica Short-Term Bond л	32,132,913	326,792
Global/International Equity - 0.4%
Transamerica Developing Markets Equity л	586,235	6,525
Inflation-Protected Securities - 15.0%
Transamerica Real Return TIPS л	23,124,666	263,390

	Shares	Value (000’s)
Tactical and Specialty - 2.3%
Transamerica Bond л	3,987,824	$40,277
U.S. Equity - 13.7%
Transamerica Capital Growth л	4,182,215	45,461
Transamerica Growth Opportunities л	1,191,339	10,567
Transamerica Jennison Growth VP Җ	3,764,303	32,749
Transamerica JPMorgan Mid Cap Value VP Җ	1,007,333	15,090
Transamerica Morgan Stanley Mid-Cap Growth VP Җ	36,977	1,072
Transamerica Select Equity л	6,089,611	66,438
Transamerica Small Cap Value л ‡	463,572	4,404
Transamerica Value л	435,141	9,203
Transamerica WMC Diversified Growth VP Җ	2,379,399	56,415

Total Investment Companies (cost $1,700,796) P		1,760,350
Other Assets and Liabilities - Net		(421)

Net Assets		$1,759,929

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,700,796. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,744 and $1,190, respectively. Net unrealized appreciation for tax purposes is $59,554.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$1,760,350	$—	$—	$1,760,350

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $1,700,796)	$1,760,350
Receivables:
Shares sold	1,239
Dividends	97
Prepaid expenses	21

1,761,707

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	644
Shares redeemed	596
Management and advisory fees	139
Distribution and service fees	244
Transfer agent fees	2
Administration fees	24
Trustees fees	6
Audit and tax fees	9
Printing and shareholder reports fees	69
Other	45

1,778

Net assets	$1,759,929

Net assets consist of:
Capital stock ($.01 par value)	$1,665
Additional paid-in capital	1,684,796
Undistributed (accumulated) net investment income (loss)	65,925
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(52,011)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	59,554

Net assets	$1,759,929

Net assets by class:
Initial Class	$517,737
Service Class	1,242,192
Shares outstanding:
Initial Class	48,624
Service Class	117,829
Net asset value and offering price per share:
Initial Class	$10.65
Service Class	10.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from affiliated investment companies	$15,370

Expenses:
Management and advisory	853
Distribution and service:
Service Class	1,488
Printing and shareholder reports	57
Custody	26
Administration	121
Legal	42
Audit and tax	7
Trustees	27
Transfer agent	6
Other	25

Total expenses	2,652

Net investment income	12,718

Net realized gain (loss) from:
Investments in affiliated investment companies	15,865
Distributions from investments in affiliated investment companies	46

15,911

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	31,687

Net realized and change in unrealized gain on investments in affiliated investment companies	47,598

Net increase in net assets resulting from operations	$60,316

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$12,718	$53,207
Net realized gain from investments and distributions from investments in affiliated investment companies	15,911	42,129
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	31,687	(57,647)

Net increase in net assets resulting from operations	60,316	37,689

Distributions to shareholders:
From net investment income:
Initial Class	—	(15,194)
Service Class	—	(27,910)

Total distributions to shareholders	—	(43,104)

Capital share transactions:
Proceeds from shares sold:
Initial Class	40,235	129,135
Service Class	113,620	249,011

	153,855	378,146

Dividends and distributions reinvested:
Initial Class	—	15,194
Service Class	—	27,910

	—	43,104

Cost of shares redeemed:
Initial Class	(74,228)	(161,781)
Service Class	(60,934)	(149,629)

	(135,162)	(311,410)

Net increase in net assets resulting from capital shares transactions	18,693	109,840

Net increase in net assets	79,009	104,425

Net assets:
Beginning of period/year	1,680,920	1,576,495

End of period/year	$1,759,929	$1,680,920

Undistributed net investment income	$65,925	$53,207

Share activity:
Shares issued:
Initial Class	3,803	12,305
Service Class	10,813	24,122

	14,616	36,427

Shares issued-reinvested from distributions:
Initial Class	—	1,506
Service Class	—	2,788

	—	4,294

Shares redeemed:
Initial Class	(7,024)	(15,515)
Service Class	(5,821)	(14,488)

	(12,845)	(30,003)

Net increase (decrease) in shares outstanding:
Initial Class	(3,221)	(1,704)
Service Class	4,992	12,422

	1,771	10,718

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.27		$10.29	$9.80	$8.29	$11.49	$11.54
Investment operations
Net investment income(A),(B)	0.09		0.36	0.30	0.37	0.46	0.42
Net realized and unrealized gain (loss)	0.29		(0.09)	0.55	1.69	(2.75)	0.29

Total operations	0.38		0.27	0.85	2.06	(2.29)	0.71

Distributions
From net investment income	—		(0.29)	(0.33)	(0.40)	(0.31)	(0.34)
From net realized gains	—		—	(0.03)	(0.15)	(0.60)	(0.42)

Total distributions	—		(0.29)	(0.36)	(0.55)	(0.91)	(0.76)

Net asset value
End of period/year	$10.65		$10.27	$10.29	$9.80	$8.29	$11.49

Total return(C)	3.70	%(D)	2.65%	8.93%	25.22%	(21.18)%	6.38%

Net assets end of period/year (000’s)	$517,737		$532,350	$551,227	$554,813	$497,129	$554,977
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0.13%	0.13%	0.13%	0.14%	0.13%
Net investment income, to average net assets(B)	1.65	%(F)	3.43%	3.01%	4.07%	4.47%	3.60%
Portfolio turnover rate(G)	29	%(D)	29%	41%	25%	25%	43%

For a share outstanding throughout each period	Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.18		$10.21	$9.73	$8.24	$11.44	$11.50
Investment operations
Net investment income(A),(B)	0.07		0.33	0.28	0.37	0.48	0.40
Net realized and unrealized gain (loss)	0.29		(0.09)	0.54	1.65	(2.79)	0.28

Total operations	0.36		0.24	0.82	2.02	(2.31)	0.68

Distributions
From net investment income	—		(0.27)	(0.31)	(0.38)	(0.29)	(0.32)
From net realized gains	—		—	(0.03)	(0.15)	(0.60)	(0.42)

Total distributions	—		(0.27)	(0.34)	(0.53)	(0.89)	(0.74)

Net asset value
End of period/year	$10.54		$10.18	$10.21	$9.73	$8.24	$11.44

Total return(C)	3.54	%(D)	2.36%	8.71%	24.90%	(21.40)%	6.15%

Net assets end of period/year (000’s)	$1,242,192		$1,148,570	$1,025,268	$823,054	$465,802	$392,969
Ratio and supplemental data
Expenses to average net assets(E)	0.39	%(F)	0.38%	0.38%	0.38%	0.39%	0.38%
Net investment income, to average net assets(B)	1.42	%(F)	3.22%	2.86%	4 .10%	4.69%	3.48%
Portfolio turnover rate(G)	29	%(D)	29%	41%	25%	25%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.

(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Conservative VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.0175% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$538,738
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	507,303
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1- and 5-year periods and above its primary benchmark for the past 3-year period. The Board noted that the Portfolio’s assets had until recently been managed by a sub-adviser and that the Portfolio’s performance reflected the sub-adviser’s portfolio management.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Conservative VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Asset Allocation - Growth VP
Initial Class	$1,000.00	$1,065.30	$0.72	$1,024.17	$0.70	0.14%
Service Class	1,000.00	1,063.30	2.00	1,022.92	1.96	0.39

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	64.9%
Tactical and Specialty	13.3
Global/International Equity	11.8
Inflation-Protected Securities	5.8
Tactical and Specialty	2.4
Fixed Income	1.8
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 1.8%
Transamerica Emerging Markets Debt л	29,149	$308
Transamerica Money Market л	1,000,487	1,000
Transamerica Short-Term Bond л	1,513,588	15,393
Global/International Equity - 11.8%
Transamerica Clarion Global Real Estate Securities VP Җ	1,722,979	19,142
Transamerica Developing Markets Equity л	1,740,378	19,370
Transamerica Emerging Markets Equity л ‡	2,500,000	22,776
Transamerica International л	2,308,825	19,371
Transamerica International Small Cap л	1,799,344	13,279
Transamerica International Value Opportunities л	1,951,424	16,177
Inflation-Proteced Securities - 5.8%
Transamerica Real Return TIPS л	4,787,555	54,530
Tactical and Specialty - 13.3%
Transamerica Global Macro л ‡	1,791,188	10,102
Transamerica Managed Futures Strategy л	12,005,835	114,416

	Shares	Value (000’s)
Tactical and Specialty - 2.4%
Transamerica Bond л	2,215,665	$22,379
U.S. Equity - 64.9%
Transamerica BlackRock Large Cap Value VP Җ	661,456	9,485
Transamerica Capital Growth л	4,262,445	46,333
Transamerica Growth Opportunities л	2,616,777	23,211
Transamerica Jennison Growth VP Җ	12,010,212	104,489
Transamerica JPMorgan Mid Cap Value VP Җ	2,303,063	34,500
Transamerica Morgan Stanley Mid-Cap Growth VP Җ	641,596	18,593
Transamerica Quality Value л	10,171,416	112,394
Transamerica Select Equity л	8,116,518	88,551
Transamerica Small Cap Value л ‡	2,713,181	25,775
Transamerica Small Company Growth л ‡	1,468,757	18,345
Transamerica Value л	694,733	14,694
Transamerica WMC Diversified Growth VP Җ	4,602,399	109,123

Total Investment Companies (cost $901,068) P		933,736
Other Assets and Liabilities - Net		(216)

Net Assets		$933,520

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $901,068. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,372 and $16,704, respectively. Net unrealized appreciation for tax purposes is $32,668.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$933,736	$—	$—	$933,736

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $901,068)	$933,736
Cash	—	(A)
Receivables:
Affiliated investment securities sold	320
Shares sold	109
Dividends	5
Prepaid expenses	12

	934,182

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	429
Management and advisory fees	73
Distribution and service fees	42
Transfer agent fees	1
Administration fees	13
Trustees fees	3
Audit and tax fees	9
Printing and shareholder reports fees	68
Other	24

	662

Net assets	$933,520

Net assets consist of:
Capital stock ($.01 par value)	$1,082
Additional paid-in capital	1,179,225
Undistributed (accumulated) net investment income (loss)	13,905
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(293,360)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	32,668

Net assets	$933,520

Net assets by class:
Initial Class	$715,839
Service Class	217,681
Shares outstanding:
Initial Class	82,783
Service Class	25,391
Net asset value and offering price per share:
Initial Class	$8.65
Service Class	8.57

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from affiliated investment companies	$2,845

Expenses:
Management and advisory	485
Distribution and service:
Service Class	279
Printing and shareholder reports	45
Custody	16
Administration	68
Legal	23
Audit and tax	7
Trustees	15
Transfer agent	3
Other	14

Total expenses	955

Net investment income	1,890

Net realized gain (loss) from:
Investments in affiliated investment companies	(2,173)
Distributions from investments in affiliated investment companies	415

(1,758)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	59,735

Net realized and change in unrealized gain on investments in affiliated investment companies	57,977

Net increase in net assets resulting from operations	$59,867

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$1,890	$12,015
Net realized loss from investments and distributions from investments in affiliated investment companies	(1,758)	(46,804)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	59,735	(22,925)

Net increase (decrease) in net assets resulting from operations	59,867	(57,714)

Distributions to shareholders:
From net investment income:
Initial Class	—	(9,483)
Service Class	—	(2,256)

Total distributions to shareholders	—	(11,739)

Capital share transactions:
Proceeds from shares sold:
Initial Class	20,035	57,598
Service Class	25,774	64,166

	45,809	121,764

Dividends and distributions reinvested:
Initial Class	—	9,483
Service Class	—	2,256

	—	11,739

Cost of shares redeemed:
Initial Class	(64,309)	(147,728)
Service Class	(25,074)	(83,123)

	(89,383)	(230,851)

Net decrease in net assets resulting from capital shares transactions	(43,574)	(97,348)

Net increase (decrease) in net assets	16,293	(166,801)

Net assets:
Beginning of period/year	917,227	1,084,028

End of period/year	$933,520	$917,227

Undistributed net investment income	$13,905	$12,015

Share activity:
Shares issued:
Initial Class	2,306	6,722
Service Class	2,950	7,338

	5,256	14,060

Shares issued-reinvested from distributions:
Initial Class	—	1,191
Service Class	—	285

	—	1,476

Shares redeemed:
Initial Class	(7,358)	(17,145)
Service Class	(2,901)	(9,953)

	(10,259)	(27,098)

Net increase (decrease) in shares outstanding:
Initial Class	(5,052)	(9,232)
Service Class	49	(2,330)

	(5,003)	(11,562)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.12		$8.70	$7.66	$6.57	$13.77	$13.63
Investment operations
Net investment income(A),(B)	0.02		0.11	0.10	0.09	0.20	0.28
Net realized and unrealized gain (loss)	0.51		(0.58)	1.03	1.80	(5.02)	0.75

Total operations	0.53		(0.47)	1.13	1.89	(4.82)	1.03

Distributions
From net investment income	—		(0.11)	(0.09)	(0.20)	(0.30)	(0.33)
From net realized gains	—		—	—	(0.60)	(2.08)	(0.56)

Total distributions	—		(0.11)	(0.09)	(0.80)	(2.38)	(0.89)

Net asset value
End of period/year	$8.65		$8.12	$8.70	$7.66	$6.57	$13.77

Total return(C)	6.53	%(D)	(5.42)%	14.95%	29.82%	(39.63)%	7.76%

Net assets end of period/year (000’s)	$715,839		$713,019	$844,916	$808,954	$658,400	$1,260,779
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0.14%	0.14%	0.14%	0.14%	0.13%
Net investment income, to average net assets(B)	0.45	%(F)	1.22%	1.23%	1.21%	1.94%	2.00%
Portfolio turnover rate(G)	28	%(D)	27%	16%	18%	19%	26%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.06		$8.64	$7.61	$6.52	$13.67	$13.54
Investment operations
Net investment income(A),(B)	0.01		0.08	0.08	0.06	0.17	0.26
Net realized and unrealized gain (loss)	0.50		(0.57)	1.02	1.79	(4.97)	0.73

Total operations	0.51		(0.49)	1.10	1.85	(4.80)	0.99

Distributions
From net investment income	—		(0.09)	(0.07)	(0.17)	(0.27)	(0.30)
From net realized gains	—		—	—	(0.59)	(2.08)	(0.56)

Total distributions	—		(0.09)	(0.07)	(0.76)	(2.35)	(0.86)

Net asset value
End of period/year	$8.57		$8.06	$8.64	$7.61	$6.52	$13.67

Total return(C)	6.33	%(D)	(5.69)%	14.65%	29.54%	(39.75)%	7.54%

Net assets end of period/year (000’s)	$217,681		$204,208	$239,112	$215,166	$171,239	$411,079
Ratio and supplemental data
Expenses to average net assets(E)	0.39	%(F)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income, to average net assets(B)	0.20	%(F)	0.94%	0.99%	0.98%	1.51%	1.86%
Portfolio turnover rate(G)	28	%(D)	27%	16%	18%	19%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.0175% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$276,260
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	317,500
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s assets had until recently been managed by a sub-adviser and that the Portfolio’s performance reflected the sub-adviser’s portfolio management.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Growth VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Asset Allocation - Moderate VP
Initial Class	$1,000.00	$1,044.80	$0.71	$1,024.17	$0.70	0.14%
Service Class	1,000.00	1,043.30	1.98	1,022.92	1.96	0.39

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	51.8%
U.S. Equity	27.6
Inflation-Protected Securities	10.8
Tactical and Specialty	5.0
Global/International Equity	4.8
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust		Annual Report 2012

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

AT June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 51.8%
Transamerica AEGON U.S. Government Securities VP Җ	7,549,339	$101,841
Transamerica Core Bond л	55,871,800	601,180
Transamerica Developing Markets Debt л	7,375,818	81,650
Transamerica Emerging Markets Debt л	6,864,267	72,487
Transamerica Flexible Income л	2,716,063	24,662
Transamerica High Yield Bond л	4,079,310	38,142
Transamerica International Bond л	4,232,841	43,133
Transamerica Money Market л	28,000,791	28,001
Transamerica PIMCO Total Return VP Җ	55,549,301	679,367
Transamerica Short-Term Bond л	43,040,584	437,722
Global/International Equity - 4.8%
Transamerica Clarion Global Real Estate Securities VP Җ	2,637,184	29,299
Transamerica Developing Markets Equity л	2,417,865	26,910
Transamerica Emerging Markets л	2,388,157	24,455
Transamerica International л	2,579,839	21,645
Transamerica International Equity Opportunities л	3,703,053	25,625
Transamerica International Small Cap л	3,581,006	26,428
Transamerica International Value л	3,046,526	19,224
Transamerica International Value Opportunities л	2,581,280	21,399
Inflation-Proteced Securities - 10.8%
Transamerica Real Return TIPS л	38,668,822	440,438

	Shares	Value (000’s)
Tactical and Specialty -5.0%
Transamerica Bond л	16,668,833	$168,355
Transamerica Global Allocation л	3,469,158	36,808
U.S. Equity - 27.6%
Transamerica BlackRock Large Cap Value VP Җ	10,457,759	149,964
Transamerica Capital Growth л	9,303,188	101,126
Transamerica Growth Opportunities л	5,802,200	51,466
Transamerica Jennison Growth VP Җ	18,692,909	162,629
Transamerica JPMorgan Mid Cap Value VP Җ	5,163,908	77,355
Transamerica Morgan Stanley Mid-Cap Growth VP Җ	435,280	12,614
Transamerica Quality Value л	10,388,222	114,790
Transamerica Select Equity л	15,384,592	167,845
Transamerica Small Cap Value л ‡	3,309,621	31,441
Transamerica Small Company Growth л ‡	2,846,480	35,553
Transamerica Value л	968,224	20,478
Transamerica WMC Diversified Growth VP Җ	8,448,940	200,325

Total Investment Companies (cost $3,904,875) P		4,074,357
Other Assets and Liabilities - Net		(1,084)

Net Assets		$4,073,273

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
Җ	The portfolio invests its assets in Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $3,904,875. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $190,977 and $21,495, respectively. Net unrealized appreciation for tax purposes is $169,482.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$4,074,357	$—	$—	$4,074,357

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $3,904,875)	$4,074,357
Receivables:
Shares sold	1,436
Dividends	130
Prepaid expenses	50

4,075,973

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	1,131
Shares redeemed	305
Management and advisory fees	318
Distribution and service fees	611
Transfer agent fees	5
Administration fees	56
Trustees fees	12
Audit and tax fees	10
Printing and shareholder reports fees	155
Other	97

2,700

Net assets	$4,073,273

Net assets consist of:
Capital stock ($.01 par value)	$3,831
Additional paid-in capital	4,018,177
Undistributed (accumulated) net investment income (loss)	128,602
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(246,819)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	169,482

Net assets	$4,073,273

Net assets by class:
Initial Class	$936,429
Service Class	3,136,844
Shares outstanding:
Initial Class	87,377
Service Class	295,687
Net asset value and offering price per share:
Initial Class	$10.72
Service Class	10.61

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from affiliated investment companies	$29,470

Expenses:
Management and advisory	1,971
Distribution and service:
Service Class	3,739
Printing and shareholder reports	129
Custody	50
Administration	279
Legal	98
Audit and tax	8
Trustees	61
Transfer agent	14
Other	55

Total expenses	6,404

Net investment income	23,066

Net realized gain (loss) from:
Investments in affiliated investment companies	10,166
Distributions from investments in affiliated investment companies	418

10,584

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	127,323

Net realized and change in unrealized gain on investments in affiliated investment companies	137,907

Net increase in net assets resulting from operations	$160,973

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$23,066	$105,536
Net realized gain from investments and distributions from investments in affiliated investment companies	10,584	30,163
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	127,323	(129,897)

Net increase in net assets resulting from operations	160,973	5,802

Distributions to shareholders:
From net investment income:
Initial Class	—	(23,238)
Service Class	—	(54,665)

Total distributions to shareholders	—	(77,903)

Capital share transactions:
Proceeds from shares sold:
Initial Class	29,791	77,426
Service Class	314,917	756,934

	344,708	834,360

Dividends and distributions reinvested:
Initial Class	—	23,238
Service Class	—	54,665

	—	77,903

Cost of shares redeemed:
Initial Class	(81,683)	(221,100)
Service Class	(70,167)	(160,782)

	(151,850)	(381,882)

Net increase in net assets resulting from capital shares transactions	192,858	530,381

Net increase in net assets	353,831	458,280

Net assets:
Beginning of period/year	3,719,442	3,261,162

End of period/year	$4,073,273	$3,719,442

Undistributed net investment income	$128,602	$105,536

Share activity:
Shares issued:
Initial Class	2,787	7,270
Service Class	29,702	72,508

	32,489	79,778

Shares issued-reinvested from distributions:
Initial Class	—	2,301
Service Class	—	5,455

	—	7,756

Shares redeemed:
Initial Class	(7,650)	(20,941)
Service Class	(6,626)	(15,440)

	(14,276)	(36,381)

Net increase (decrease) in shares outstanding:
Initial Class	(4,863)	(11,370)
Service Class	23,076	62,523

	18,213	51,153

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.26		$10.45	$9.77	$8.36	$12.90	$12.66
Investment operations
Net investment income(A),(B)	0.07		0.32	0.27	0.32	0.50	0.40
Net realized and unrealized gain (loss)	0.39		(0.26)	0.71	1.83	(3.59)	0.57

Total operations	0.46		0.06	0.98	2.15	(3.09)	0.97

Distributions
From net investment income	—		(0.25)	(0.30)	(0.39)	(0.37)	(0.39)
From net realized gains	—		—	—	(0.35)	(1.08)	(0.34)

Total distributions	—		(0.25)	(0.30)	(0.74)	(1.45)	(0.73)

Net asset value
End of period/year	$10.72		$10.26	$10.45	$9.77	$8.36	$12.90

Total return(C)	4.48	%(D)	0.59%	10.37%	26.40%	(25.96)%	7.95%

Net assets end of period/year (000’s)	$936,429		$946,623	$1,083,121	$1,101,652	$957,157	$1,550,984
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income, to average net assets(B)	1.34	%(F)	3.04%	2.68%	3.63%	4.50%	3.10%
Portfolio turnover rate(G)	22	%(D)	23%	32%	18%	23%	20%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.17		$10.37	$9.70	$8.30	$12.83	$12.60
Investment operations
Net investment income(A),(B)	0.06		0.32	0.25	0.32	0.37	0.39
Net realized and unrealized gain (loss)	0.38		(0.29)	0.70	1.80	(3.47)	0.55

Total operations	0.44		0.03	0.95	2.12	(3.10)	0.94

Distributions
From net investment income	—		(0.23)	(0.28)	(0.37)	(0.35)	(0.37)
From net realized gains	—		—	—	(0.35)	(1.08)	(0.34)

Total distributions	—		(0.23)	(0.28)	(0.72)	(1.43)	(0.71)

Net asset value
End of period/year	$10.61		$10.17	$10.37	$9.70	$8.30	$12.83

Total return(C)	4.33	%(D)	0.29%	10.14%	26.20%	(26.19)%	7.73%

Net assets end of period/year (000’s)	$3,136,844		$2,772,819	$2,178,041	$1,842,404	$1,190,212	$1,452,693
Ratio and supplemental data
Expenses to average net assets(E)	0.39	%(F)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income, to average net assets(B)	1.12	%(F)	3.02%	2.50%	3.54%	3.36%	3.03%
Portfolio turnover rate(G)	22	%(D)	23%	32%	18%	23%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.

(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Moderate VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Service Class and Initial Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.0175% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$1,111,858
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	895,460
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- and 5-year periods and above the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1- and 3-year periods and above its primary benchmark for the past 5-year period. The Board noted that the Portfolio’s assets had until recently been managed by a sub-adviser and that the Portfolio’s performance reflected the sub-adviser’s portfolio management.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation - Moderate Growth VP
Initial Class	$1,000.00	$1,052.30	$0.71	$1,024.17	$0.70	0.14%
Service Class	1,000.00	1,050.80	1.99	1,022.92	1.96	0.39

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	45.4%
Fixed Income	31.9
Inflation-Protected Securities	12.0
Global/International Equity	7.0
Tactical and Specialty	3.7
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 31.9%
Transamerica AEGON U.S. Government Securities VP Җ	4,526,204	$61,058
Transamerica Core Bond л	51,497,248	554,110
Transamerica Developing Markets Debt л	7,552,726	83,609
Transamerica Emerging Markets Debt л	1,951,659	20,610
Transamerica Flexible Income л	1,847,992	16,780
Transamerica High Yield Bond л	2,563,531	23,969
Transamerica International Bond л	5,892,293	60,042
Transamerica Money Market л	28,907,081	28,907
Transamerica PIMCO Total Return VP Җ	38,533,054	471,259
Transamerica Short-Term Bond л	18,883,133	192,041
Global/International Equity - 7.0%
Transamerica Clarion Global Real Estate Securities VP Җ	5,422,664	60,246
Transamerica Developing Markets Equity л	9,243,727	102,883
Transamerica Emerging Markets л	169,318	1,734
Transamerica Emerging Markets Equity л ‡	1,498,067	13,647
Transamerica International л	4,745,818	39,817
Transamerica International Equity Opportunities л	2,969,697	20,550
Transamerica International Small Cap л	5,315,879	39,231
Transamerica International Value л	2,827,510	17,842
Transamerica International Value Opportunities л	4,678,027	38,781
Inflation-Proteced Securities - 12.0%
Transamerica Real Return TIPS л	49,810,339	567,340

	Shares	Value (000’s)
Tactical and Specialty - 3.7%
Transamerica Bond л	9,102,632	$91,937
Transamerica Global Allocation л	7,761,749	82,352
U.S. Equity - 45.4%
Transamerica BlackRock Large Cap Value VP Җ	14,568,881	208,918
Transamerica Capital Growth л	13,618,658	148,035
Transamerica Growth Opportunities л	13,285,942	117,846
Transamerica Jennison Growth VP Җ	33,120,583	288,149
Transamerica JPMorgan Mid Cap Value VP Җ	10,595,875	158,726
Transamerica Large Cap Growth л ‡	9,987,115	95,177
Transamerica Morgan Stanley Mid-Cap Growth VP Җ	807,770	23,409
Transamerica Quality Value л	26,310,363	290,730
Transamerica Select Equity л	27,236,434	297,150
Transamerica Small Cap Value л ‡	9,139,736	86,827
Transamerica Small Company Growth л ‡	7,758,748	96,907
Transamerica Value л	1,947,013	41,179
Transamerica WMC Diversified Growth VP Җ	12,848,137	304,630

Total Investment Companies (cost $4,551,592) P		4,746,428
Other Assets and Liabilities - Net		(1,367)

Net Assets		$4,745,061

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
Җ	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $4,551,592. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $231,589 and $36,753, respectively. Net unrealized appreciation for tax purposes is $194,836.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$4,746,428	$—	$—	$4,746,428

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $4,551,592)	$4,746,428
Receivables:
Affiliated investment securities sold	1,576
Shares sold	278
Dividends	57
Prepaid expenses	60

4,748,399

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,854
Management and advisory fees	371
Distribution and service fees	684
Transfer agent fees	6
Administration fees	65
Trustees fees	15
Audit and tax fees	11
Printing and shareholder reports fees	211
Other	121

3,338

Net assets	$4,745,061

Net assets consist of:
Capital stock ($.01 par value)	$4,487
Additional paid-in capital	5,013,683
Undistributed (accumulated) net investment income (loss)	130,169
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(598,114)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	194,836

Net assets	$4,745,061

Net assets by class:
Initial Class	$1,245,930
Service Class	3,499,131
Shares outstanding:
Initial Class	116,785
Service Class	331,910
Net asset value and offering price per share:
Initial Class	$10.67
Service Class	10.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from affiliated investment companies	$26,520

Expenses:
Management and advisory	2,404
Distribution and service:
Service Class	4,416
Printing and shareholder reports	167
Custody	65
Administration	339
Legal	115
Audit and tax	9
Trustees	74
Transfer agent	17
Other	72

Total expenses	7,678

Net investment income	18,842

Net realized gain (loss) from:
Investments in affiliated investment companies	(42,182)
Distributions from investments in affiliated investment companies	1,531

(40,651)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	260,062

Net realized and change in unrealized gain on investments in affiliated investment companies	219,411

Net increase in net assets resulting from operations	$238,253

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$18,842	$111,327
Net realized loss from investments and distributions from investments in affiliated investment companies	(40,651)	(71,053)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	260,062	(148,780)

Net increase (decrease) in net assets resulting from operations	238,253	(108,506)

Distributions to shareholders:
From net investment income:
Initial Class	—	(27,633)
Service Class	—	(67,715)

Total distributions to shareholders	—	(95,348)

Capital share transactions:
Proceeds from shares sold:
Initial Class	33,767	69,754
Service Class	115,365	182,457

	149,132	252,211

Dividends and distributions reinvested:
Initial Class	—	27,633
Service Class	—	67,715

	—	95,348

Cost of shares redeemed:
Initial Class	(91,268)	(250,781)
Service Class	(169,118)	(421,166)

	(260,386)	(671,947)

Net decrease in net assets resulting from capital shares transactions	(111,254)	(324,388)

Net increase (decrease) in net assets	126,999	(528,242)

Net assets:
Beginning of period/year	4,618,062	5,146,304

End of period/year	$4,745,061	$4,618,062

Undistributed net investment income	$130,169	$111,327

Share activity:
Shares issued:
Initial Class	3,169	6,531
Service Class	10,947	17,203

	14,116	23,734

Shares issued-reinvested from distributions:
Initial Class	—	2,769
Service Class	—	6,854

	—	9,623

Shares redeemed:
Initial Class	(8,520)	(23,484)
Service Class	(16,054)	(40,749)

	(24,574)	(64,233)

Net increase (decrease) in shares outstanding:
Initial Class	(5,351)	(14,184)
Service Class	(5,107)	(16,692)

	(10,458)	(30,876)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.14		$10.58	$9.61	$8.16	$14.07	$13.72
Investment operations
Net investment income(A),(B)	0.05		0.25	0.21	0.23	0.34	0.37
Net realized and unrealized gain (loss)	0.48		(0.47)	0.98	2.00	(4.58)	0.67

Total operations	0.53		(0.22)	1.19	2.23	(4.24)	1.04

Distributions
From net investment income	—		(0.22)	(0.22)	(0.30)	(0.34)	(0.34)
From net realized gains	—		—	—	(0.48)	(1.33)	(0.35)

Total distributions	—		(0.22)	(0.22)	(0.78)	(1.67)	(0.69)

Net asset value
End of period/year	$10.67		$10.14	$10.58	$9.61	$8.16	$14.07

Total return(C)	5.23	%(D)	(2.01)%	12.73%	28.16%	(32.76)%	7.81%

Net assets end of period/year (000’s)	$1,245,930		$1,238,065	$1,442,467	$1,426,280	$1,217,825	$2,229,744
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0 .13%	0 .13%	0.13%	0.13%	0.13%
Net investment income, to average net assets(B)	0.96	%(F)	2.37%	2 .13%	2.61%	2.94%	2.63%
Portfolio turnover rate(G)	29	%(D)	30%	29%	13%	18%	24%

For a share outstanding throughout each period	Service Class
	Period ended		Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.03		$10.47	$9.52	$8.09	$13.97	$13.64
Investment operations
Net investment income(A),(B)	0.04		0.23	0.19	0.21	0.34	0.37
Net realized and unrealized gain (loss)	0.47		(0.47)	0.96	1.98	(4.58)	0.63

Total operations	0.51		(0.24)	1.15	2.19	(4.24)	1.00

Distributions
From net investment income	—		(0.20)	(0.20)	(0.28)	(0.32)	(0.32)
From net realized gains	—		—	—	(0.48)	(132)	(0.35)

Total distributions	—		(0.20)	(0.20)	(0.76)	(1.64)	(0.67)

Net asset value
End of period/year	$10.54		$10.03	$10.47	$9.52	$8.09	$13.97

Total return(C)	5.08	%(D)	(2.28)%	12.40%	27.87%	(32.92)%	7.56%

Net assets end of period/year (000’s)	$3,499,131		$3,379,997	$3,703,837	$3,289,225	$2,187,892	$2,797,290
Ratio and supplemental data
Expenses to average net assets(E)	0.39	%(F)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income, to average net assets(B)	0.72	%(F)	2 .16%	1.94%	2.49%	2.99%	2.64%
Portfolio turnover rate(G)	29	%(D)	30%	29%	13%	18%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.

(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Moderate Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.0175% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$1,391,969
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	1,482,797
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1- and 3-year periods and above its primary benchmark for the past 5-year period. The Board noted that the Portfolio’s assets had until recently been managed by a sub-adviser and that the Portfolio’s performance reflected the sub-adviser’s portfolio management.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Asset Allocation – Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica BlackRock Global Allocation VP
Initial Class	$1,000.00	$1,036.50	$0.35	$1,024.52	$0.35	0.07%
Service Class	1,000.00	1,034.80	1.62	1,023.27	1.61	0.32

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in BlackRock Global Allocation V.I., master portfolio, at value (cost: $1,146,897)	$1,134,235
Receivables:
Capital stock sold	425
Prepaid expenses	15

1,134,675

Liabilities:
Accounts payable and accrued liabilities:
Shares of master portfolio purchased	189
Capital stock redeemed	236
Distribution and service fees	219
Transfer agent fees	2
Administration fees	22
Trustees fees	4
Audit and tax fees	9
Printing and shareholder reports fees	239
Other	29

949

Net assets	$1,133,726

Net assets consist of:
Capital stock ($.01 par value)	$867
Additional paid-in capital	1,098,324
Undistributed (accumulated) net investment income	24,961
Undistributed (accumulated) net realized gain from investments in master portfolio	22,236
Net unrealized depreciation on investments in master portfolio	(12,662)

Net assets	$1,133,726

Net assets by class:
Initial Class	$2,928
Service Class	1,130,798
Shares outstanding:
Initial Class	312
Service Class	86,361
Net asset value and offering price per share:
Initial Class	$9.38
Service Class	13.09

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:	$—

Expenses:
Management and advisory	281
Distribution and service:
Service Class	1,403
Printing and shareholder reports	168
Custody	21
Administration	122
Legal	29
Audit and tax	7
Trustees	17
Transfer agent	4
Other	14

Total expenses	2,066

Less waiver/reimbursement	(281)

Net expenses	1,785

Net investment loss	(1,785)

Net realized gain (loss) from:
Investments in master portfolio	2,139

Net increase in unrealized appreciation (depreciation) on:
Investments in master portfolio	35,329

Net realized and change in unrealized gain on investments in master portfolio	37,468

Net increase in net assets resulting from operations	$35,683

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income (loss)	$(1,785)	$26,746
Net realized gain from investments in master portfolio	2,139	20,097
Change in net unrealized appreciation (depreciation) on investments in master portfolio	35,329	(92,980)

Net increase (decrease) in net assets resulting from operations	35,683	(46,137)

Distributions to shareholders:
From net investment income:
Service Class	—	(6,273)
From net realized gains:
Service Class	—	(3,457)

Total distributions to shareholders	—	(9,730)

Capital share transactions:
Proceeds from shares sold:
Initial Class (A)	1,193	2,084
Service Class	71,516	471,587

	72,709	473,671

Dividends and distributions reinvested:
Service Class	—	9,730

Cost of shares redeemed:
Initial Class (A)	(174)	(178)
Service Class	(31,926)	(27,946)

	(32,100)	(28,124)

Net increase in net assets resulting from capital shares transactions	40,609	455,277

Net increase in net assets	76,292	399,410

Net assets:
Beginning of period/year	1,057,434	658,024

End of period/year	$1,133,726	$1,057,434

Undistributed net investment income	$24,961	$26,746

Share activity:
Shares issued:
Initial Class (A)	126	224
Service Class	5,381	35,294

	5,507	35,518

Shares issued-reinvested from distributions:
Service Class	—	759
Shares redeemed:
Initial Class (A)	(19)	(19)
Service Class	(2,436)	(2,147)

	(2,455)	(2,166)

Net increase (decrease) in shares outstanding:
Initial Class	107	205
Service Class	2,945	33,906

	3,052	34,111

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class						Service Class Year Ended December 31,
	Period ended				Period ended
	June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)		June 30, 2012 (unaudited)		2011	2010	May 1 to Dec 31, 2009(B)
Net asset value
Beginning of period/year	$9.05		$10.00		$12.65		$13.29	$12.16	$10.00
Investment operations
Net investment income (loss)(C),(D)	—	(E)	0.46		(0.02)		0.39	0.21	0.37
Net realized and unrealized gain (loss)	0.33		(1.41)		0.46		(0.90)	0.97	1.79

Total operations	0.33		(0.95)		0.44		(0.51)	1.18	2.16

Distributions
From net investment income	—		—		—		(0.08)	(0.05)	—
From net realized gains	—		—		—		(0.05)	—	—

Total distributions	—		—		—		(0.13)	(0.05)	—

Net asset value
End of period/year	$9.38		$9.05		$13.09		$12.65	$13.29	$12.16

Total return(F)	3.65	%(G)	(9.50	)%(G)	3.48	%(G)	(3.83)%	9.78%	21.60	%(G)

Net assets end of period/year (000’s)	$2,928		$1,855		$1,130,798		$1,055,579	$658,024	$157,420
Ratio and supplemental data
Expenses to average net assets(H)
After reimbursement/fee waiver	0.07	%(I)	0.08	%(I)	0.32	%(I)	0.32%	0.30%	0.35	%(I)
Before reimbursement/fee waiver	0.12	%(I)	0.13	%(I)	0.37	%(I)	0.37%	0.35%	0.40	%(I)
Net investment income (loss), to average net assets(D)	(0.07	)%(I)	7.44	%(I)	(0.32	)%(I)	2.96%	1.71%	4.74	%(I)

(A)	Commenced operations on May 1, 2011.
(B)	Commenced operations on May 1, 2009.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the master portfolio in which the portfolio invests.
(E)	Rounds to less than $(.01) per share.
(F)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(G)	Not annualized.
(H)	Does not include expenses of the master portfolio in which the portfolio invests.
(I)	Annualized.

Note: prior to January 1, 2010, all of the financial highlights were audited by another independent registered accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is part of TST. The Portfolio invests all of its investable assets in BlackRock Global Allocation V.I. (the “Master Portfolio” or “MP”)

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

The financial statements of the MP, including the Schedule of Investments, accompany this report and should be read in conjunction with the Portfolio’s financial statements. Additionally, since the Portfolio invests solely in the MP, the portfolio turnover is noted on the financial highlights of the MP.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Investment valuations: The value of the Portfolio’s investments in the MP, as noted on the Statement of Assets and Liabilities, reflect that Portfolio’s interest in the net assets of the MP. Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied.

The valuation policy of the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date. The value of Portfolio’s investments in the MP reflect the allocated share of the results of the MP’s operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Asset Management, Inc. (“TAM”), the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No independent trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.05% of ANA

TAM has agreed to voluntarily waive the entirety of its management fee. This waiver may be discontinued at any time without notice.

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit

During the period ended June 30, 2012, the adviser waived $281, which is not available for recapture. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 4. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; and the financial resources of TAM. The Trustees noted that the Portfolio invests in securities through an underlying mutual fund sponsored by BlackRock Advisors, LLC.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance since the inception of the Initial Class against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the period since inception of the class. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the period since inception of the class.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

June 30, 2012

Semi-Annual Report (Unaudited)

BlackRock Variable Series Funds, Inc.

▶	BlackRock Global Allocation V.I. Fund

Dear Shareholder

One year ago, risk assets were in a broad retreat as sovereign debt problems loomed over Europe and confidence in both the US and global economic recoveries was waning. Last summer’s prolonged debt ceiling debate in Washington, DC ended with Standard & Poor’s historic downgrade of US government debt, an event that triggered financial-market turmoil all over the world. Extraordinary levels of volatility persisted in the months that followed as the debt situation in Europe intensified. Macro-level news drove asset prices broadly up and down in lockstep, in a “risk on” - “risk off” trading pattern. Equity markets crumbled while safe-haven assets such as US Treasuries and gold rallied to historic highs by the end of the third quarter of 2011.

By October, however, improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis drew investors back to the markets. Improving sentiment carried over into early 2012 as investors saw some relief from the world’s financial woes. Risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012 while climbing Treasury yields pressured higher-quality fixed income assets.

However, risk assets reversed course in the spring when Europe’s debt problems boiled over once again. Markets became highly volatile as political instability in Greece threatened the country’s membership in the euro zone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to sentiment. Risk assets sold off through April and May as investors ran back to safe havens including US, German and UK government debt as well as gold. As the period drew to a close, risk assets were beginning to rebound modestly as European leaders stepped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

All asset classes posted gains for the 6-month period ended June 30, 2012, with US stocks delivering the largest returns. On a 12-month basis, US large-cap stocks generated positive results; however, small-cap stocks finished in negative territory and international and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Among fixed income asset classes, safe-haven US Treasury bonds and municipal bonds outperformed corporate credits for the 12-month period. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	9.49%	5.45%
US small cap equities (Russell 2000® Index)	8.53	(2.08)
International equities (MSCI Europe, Australasia, Far East Index)	2.96	(13.83)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(15.95)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.05
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.44	17.36
US investment grade bonds (Barclays US Aggregate Bond Index)	2.37	7.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.14	10.16
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.23	7.21

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	1

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Fund Summary as of June 30, 2012

Investment Objective

BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2012, the Fund underperformed its Reference Benchmark and the FTSE World Index. The Reference Benchmark is comprised as follows: 36% S&P 500® Index; 24% FTSE World (Ex-US) Index; 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. The Fund invests in both equities and bonds, and therefore, the Reference Benchmark provides a truer representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark.

What factors influenced performance?

•

Within the equity segment of the Fund, stock selection in the United States, Canada, Japan and China detracted from relative performance. From a sector perspective, overweight positions and stock selection in materials (led by gold-related securities) and energy had a negative impact. Stock selection in information technology (“IT”) also weighed on returns.

•

Contributing positively to performance during the period was the Fund’s underweight in government fixed income. An overweight exposure to corporate debt also aided returns. Within equities, the Fund’s underweight exposure to Spain contributed to performance. From a sector perspective, the Fund benefited from stock selection in consumer staples.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s overall equity allocation decreased from 64% to 60% of net assets. Within equities, the Fund decreased its exposures to Asia, Europe and Brazil, and increased its weighting in the United States. On a sector basis, the Fund decreased its equity weightings in energy, materials, telecommunication services, utilities and financials, and increased its exposures to IT and health care. The Fund’s allocation to fixed income remained unchanged at 26% of net assets. Changes within the asset class included a reduction of US Treasuries, convertible bonds and UK gilts, and an increase of US-dollar-denominated foreign issuers and Australian government bonds.

•

Reflecting the changes in the Fund’s overall allocations to equity and fixed income asset classes during the period, the Fund’s cash and cash equivalent holdings increased from 10% to 14% of net assets. Over the six-month period, the Fund’s cash position helped mitigate portfolio volatility and served as a source of funds for new investments. In addition, the Fund’s cash position helped keep overall portfolio duration (sensitivity to interest rates) relatively low. The Fund’s cash position detracted from performance for the period.

Describe portfolio positioning at period end.

•

Relative to its Reference Benchmark, the Fund ended the period neutral in equities and significantly underweight in fixed income with 14% of net assets in cash and cash equivalents. Within the equity segment, the Fund was overweight in Asia, notably Japan, and Brazil, and underweight in Europe. On a sector basis, the Fund was overweight in materials, energy, telecommunication services, health care and IT, and underweight in financials, consumer staples, consumer discretionary and industrials.

•

With respect to currency exposure, the Fund was underweight in the euro, Japanese yen and British pound, and overweight in the US dollar, Singapore dollar, Brazilian real and Canadian dollar, along with smaller overweight positions in several Asian emerging market currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Total Return Based on a $10,000 Investment

[1]	The Fund invests primarily in a portfolio of equity, debt and money market securities.
[2]

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based upon the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.

[3]	This unmanaged market capitalization-weighted index is comprised of over 2,458 equities from 35 countries in 4 regions, including the United States.
[4]

The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500®Index; 24% FTSE World (Ex-US) Index; 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

Performance Summary for the Period Ended June 30, 2012

	6-Month	Average Annual Total Returns
	Total Returns[6]	1 Year[6]	5 Years[6]	10 Years[6]
Class I Shares[5]	3.63%	(3.40)%	3.09%	8.91%
Class II Shares[5]	3.57	(3.54)	2.93	8.79	[11]
Class III Shares[5]	3.46	(3.63)	2.83	8.65	[11]
FTSE World Index	6.12	(5.68)	(2.13)	6.26
Reference Benchmark	4.63	0.54	2.62	6.57
US Stocks: S&P 500® Index[7]	9.49	5.45	0.22	5.33
Non-US Stocks: FTSE World (Ex-US) Index[8]	2.97	(14.27)	(4.28)	7.07
US Bonds: BofA Merrill Lynch Current 5-Year US Treasury Index[9]	1.40	7.21	7.56	5.46
Non-US Bonds: Citigroup Non-US Dollar World Government Bond Index[10]	(0.02)	0.44	7.39	7.15

[5]

Average annual and cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[6]	For a portion of the period, the Fund’s investment advisor waived a portion of its fees. Without such waiver, the Fund’s performance would have been lower.
[7]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[8]	This unmanaged, capitalization-weighted index is comprised of over 1,844 companies in 34 countries, excluding the United States.
[9]	This unmanaged index is designed to track the total return of the current coupon five-year US Treasury bond.
[10]	This unmanaged, market capitalization-weighted index tracks 22 government bond indexes, excluding the United States.
[11]

The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based upon the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.

Past performance is not indicative of future results.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	3

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Fund Information as of June 30, 2012

	Percent of Fund’s Net Assets		Reference Benchmark Percentages[4]
US Equities	36%[1]		36%
European Equities	9	[1]	12
Asian-Pacific Equities	11	[1]	9
Other Equities	4	[1]	3
Total Equities	60	[2]	60
US Dollar Denominated Fixed Income Securities	14		24
US Issuers	10		—
Non-US Issuers	4		—
Non-US Dollar Denominated Fixed Income Securities	12		16
Total Fixed Income Securities	26		40
Cash & Cash Equivalents	14	[3]	—

[1]	Includes value of financial futures contracts.
[2]	Includes preferred stock.
[3]	Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.
[4]

The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World (Ex-US) Index; 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2012 and held through June 30, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class I	$1,000.00	$1,036.30	$3.59	$1,000.00	$1,021.32	$3.57	0.71%
Class II	$1,000.00	$1,035.70	$4.40	$1,000.00	$1,020.55	$4.37	0.87%
Class III	$1,000.00	$1,034.60	$4.86	$1,000.00	$1,020.07	$4.82	0.96%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, swaps and options, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	5

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments June 30, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina - 0.1%
IRSA Inversiones y Representaciones SA - ADR	89,801	$636,689
Pampa Energia SA - ADR	103,955	431,413
Tenaris SA - ADR	156,567	5,475,148

		6,543,250

Australia - 0.6%
Asciano Ltd.	944,435	4,242,026
BHP Billiton Ltd.	412,066	13,421,939
CSL Ltd.	93,106	3,776,536
Newcrest Mining Ltd.	456,726	10,628,506
Orica Ltd.	237,560	6,051,071
Rio Tinto Ltd.	233,457	13,705,532
Telstra Corp. Ltd.	1,594,534	6,041,555

		57,867,165

Belgium - 0.0%
RHJ International (a)	769,800	3,639,718

Brazil - 1.4%
Banco do Brasil SA	313,307	3,046,495
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	386,883	15,409,828
Cia Energetica de Minas Gerais - ADR	580,388	10,690,747
Cosan Ltd.	1,171,074	14,860,929
Cyrela Brazil Realty SA	923,554	6,805,377
Hypermarcas SA	1,916,656	11,327,213
Itau Unibanco Holding SA, Preference Shares	630,786	8,884,708
MRV Engenharia e Participacoes SA	1,581,505	7,322,876
Petroleo Brasileiro SA - ADR	1,192,029	21,623,406
Qualicorp SA (a)	717,560	6,273,514
SLC Agricola SA	807,845	8,040,240
Telefonica Brasil - ADR	801,261	19,823,197
Tractebel Energia SA	250,445	4,632,329

		138,740,859

Canada - 2.3%
Agnico-Eagle Mines Ltd.	142,688	5,773,156
Alamos Gold, Inc.	145,924	2,278,943
Bank of Nova Scotia	81,615	4,227,851
Barrick Gold Corp.	376,673	14,151,604
Brookfield Asset Management, Inc., Class A	228,969	7,578,874
Canadian Natural Resources Ltd.	419,924	11,274,959
Canadian Pacific Railway Ltd.	131,686	9,647,316
Canadian Pacific Railway Ltd.	20,502	1,504,675
Detour Gold Corp. (a)	222,502	4,482,385
Eldorado Gold Corp.	1,115,832	13,743,771

Common Stocks	Shares	Value
Canada (concluded)
Goldcorp, Inc. (b)	870,312	$32,706,325
Katanga Mining Ltd. (a)	416,759	270,171
Kinross Gold Corp.	219,505	1,788,966
Kinross Gold Corp.	997,732	8,143,751
Osisko Mining Corp. (a)	951,713	6,543,553
Potash Corp. of Saskatchewan, Inc.	923,231	40,335,962
Rogers Communications, Inc., Class B	48,000	1,740,183
Rogers Communications, Inc., Class B	162,256	5,875,290
Silver Wheaton Corp.	448,152	12,028,400
Sino-Forest Corp. (a)	416,950	4
Suncor Energy, Inc.	966,790	27,956,289
Talisman Energy, Inc.	438,197	5,022,845
Teck Resources Ltd., Class B	37,672	1,165,572
TELUS Corp.	73,097	4,389,697
The Toronto-Dominion Bank	27,600	2,160,071
Valeant Pharmaceuticals International, Inc. (a)(b)	101,700	4,555,143

		229,345,756

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	86,099	4,793,131

China - 0.9%
Beijing Enterprises Holdings Ltd.	3,921,042	23,658,550
Chaoda Modern Agriculture Holdings Ltd. (a)(c)	19,748,798	1,579,904
China BlueChemical Ltd.	5,950,300	3,403,245
China Shenhua Energy Co. Ltd., Class H	1,281,367	4,533,866
China Telecom Corp. Ltd.	6,374,900	2,798,231
China Unicom Ltd.	2,484,900	3,124,713
CSR Corp. Ltd. (c)	1,926,500	1,512,160
Dongfang Electric Corp. Ltd.	1,355,000	2,778,492
Dongfeng Motor Group Co. Ltd., Class H	1,762,800	2,755,353
Guangshen Railway Co. Ltd. (c)	2,808,909	842,089
Guangzhou Automobile Group Co. Ltd.	3,200,602	2,690,717
Haitian International Holdings Ltd.	1,863,800	1,857,020
Huaneng Power International, Inc. (a)	7,358,700	5,564,376
Jiangsu Expressway Co. Ltd.	3,372,800	3,175,416
Ping An Insurance Group Co. of China Ltd.	410,618	3,320,197
Shanghai Electric Group Co. Ltd., Class H	9,012,200	3,691,311
Shanghai Pharmaceuticals Holding Co. Ltd.	56,595	71,140
Sinopharm Group Co. (c)	2,878,000	8,000,453
Tianjin Development Holdings Ltd. (a)	16,739,307	8,556,117
Tianjin Port Development Holdings Ltd.	19,103,078	2,241,418
Zhongsheng Group Holdings Ltd. (c)	2,832,330	3,461,920

		89,616,688

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee

JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
VEB	Venezuelan Bolivar

See Notes to Consolidated Financial Statements.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Egypt - 0.0%
Telecom Egypt	1,277,316	$2,825,127

France - 1.4%
AXA SA	896,327	11,982,730
BNP Paribas SA	562,771	21,697,456
Essilor International SA	219,715	20,411,452
Eutelsat Communications SA	201,738	6,205,808
LVMH Moet Hennessy Louis Vuitton SA	81,967	12,474,533
Safran SA	187,570	6,965,678
Sanofi	208,519	15,785,053
Sanofi - ADR	28,134	1,062,903
Societe Generale SA (a)	185,420	4,348,021
Technip SA	41,561	4,331,318
Total SA	306,366	13,789,188
Total SA - ADR	428,766	19,273,032

		138,327,172

Germany - 1.9%
Allianz AG, Registered Shares	106,832	10,745,673
BASF SE	256,575	17,840,783
Bayer AG, Registered Shares	277,217	19,976,051
Bayerische Motoren Werke AG	99,659	7,212,107
Daimler AG, Registered Shares	160,386	7,207,648
Deutsche Telekom AG, Registered Shares	1,507,493	16,521,259
Fresenius Medical Care AG & Co. KGaA	260,287	18,383,592
Fresenius SE & Co. KGAA	161,990	16,772,064
Infineon Technologies AG	830,437	5,620,565
Kabel Deutschland Holding AG (a)	142,267	8,866,047
Lanxess AG	175,298	11,093,644
Muenchener Rueckversicherungs AG, Registered Shares	36,294	5,121,229
Siemens AG, Registered Shares	349,069	29,331,238
Volkswagen AG, Preference Shares	138,392	21,925,143

		196,617,043

Hong Kong - 0.7%
AIA Group Ltd.	1,201,600	4,150,395
Cheung Kong Holdings Ltd.	499,000	6,160,801
Cheung Kong Infrastructure Holdings Ltd.	924,500	5,596,735
China Resources Gas Group Ltd. (c)	2,898,000	5,018,344
China Resources Power Holdings Co. Ltd.	3,668,000	7,576,662
Hutchison Whampoa Ltd.	881,643	7,647,283
The Link Real Estate Investment Trust	5,091,546	20,869,537
Sun Hung Kai Properties Ltd.	466,234	5,543,026
Wharf Holdings Ltd.	1,288,640	7,166,070
Yuanda China Holdings Ltd. (a)(c)	25,280,228	2,807,378

		72,536,231

India - 0.0%
Adani Enterprises Ltd.	712,931	2,865,148

Indonesia - 0.1%
Bumi Resources Tbk PT	28,208,936	3,379,773
Telekomunikasi Indonesia Tbk PT	3,168,200	2,768,007

		6,147,780

Ireland - 0.1%
Covidien Plc	144,399	7,725,347

Israel - 0.2%
Check Point Software Technologies Ltd. (a)	25,845	1,281,653
Teva Pharmaceutical Industries Ltd. - ADR	585,886	23,107,344

		24,388,997

Common Stocks	Shares	Value
Italy - 0.5%
Eni SpA	957,029	$20,332,216
Fiat Industrial SpA	1,913,981	18,839,367
Intesa Sanpaolo SpA	3,526,219	5,018,678
Telecom Italia SpA	2,428,567	2,399,767

		46,590,028

Japan - 5.8%
Aisin Seiki Co. Ltd.	155,639	5,202,680
Asahi Kasei Corp.	1,206,100	6,537,797
Astellas Pharma, Inc.	137,993	6,021,837
Bridgestone Corp.	692,032	15,891,887
Canon, Inc.	404,858	16,158,092
Daihatsu Motor Co. Ltd.	244,107	4,273,623
Daiwa House Industry Co. Ltd.	318,590	4,519,168
Denso Corp.	233,920	7,993,280
East Japan Railway Co.	375,151	23,556,183
Fanuc Ltd.	60,418	9,931,571
Fuji Heavy Industries Ltd.	2,150,564	17,424,009
Futaba Industrial Co. Ltd.	374,421	1,968,528
Hitachi Chemical Co. Ltd.	331,500	5,222,540
Hitachi Ltd.	992,700	6,120,829
Honda Motor Co. Ltd.	522,383	18,228,834
Hoya Corp.	565,774	12,464,008
Inpex Corp.	3,240	18,197,454
JGC Corp.	586,302	16,997,676
JSR Corp.	226,300	3,926,664
Kao Corp.	142,300	3,924,405
KDDI Corp.	1,993	12,856,657
Kinden Corp.	210,718	1,380,069
Kirin Holdings Co. Ltd.	794,651	9,365,785
Kubota Corp.	1,841,296	17,016,148
Kuraray Co. Ltd.	485,370	6,290,133
Kyowa Hakko Kirin Co. Ltd.	636,279	6,553,137
Mitsubishi Corp.	1,091,247	22,058,776
Mitsubishi Tanabe Pharma Corp.	277,870	3,995,668
Mitsui & Co. Ltd.	2,008,778	29,850,124
Mitsui Fudosan Co. Ltd.	375,100	7,278,003
MS&AD Insurance Group Holdings, Inc.	644,714	11,279,454
Murata Manufacturing Co. Ltd.	182,928	9,622,119
Nintendo Co. Ltd.	74,500	8,700,183
Nippon Electric Glass Co.	397,701	2,375,288
Nippon Telegraph & Telephone Corp.	373,430	17,413,230
NTT DoCoMo, Inc.	16,046	26,700,572
Okumura Corp.	1,356,751	4,897,519
Rinnai Corp.	92,023	6,349,721
Rohm Co. Ltd.	113,753	4,383,402
Shin-Etsu Chemical Co. Ltd.	409,134	22,530,190
Sony Financial Holdings, Inc.	339,300	5,537,949
Sumitomo Corp.	442,200	6,187,177
Sumitomo Electric Industries Ltd.	290,048	3,614,252
Sumitomo Mitsui Financial Group, Inc.	402,547	13,298,105
Suzuki Motor Corp.	1,101,889	22,624,943
TDK Corp.	134,633	5,480,699
Terumo Corp.	110,375	4,536,050
Toda Corp.	1,302,896	4,062,376
Toho Co. Ltd.	17,062	295,173
Tokio Marine Holdings, Inc.	1,046,223	26,252,970
Tokyo Gas Co. Ltd.	3,638,070	18,594,233
Toyota Industries Corp.	568,877	16,310,217
Ube Industries Ltd.	3,251,346	7,562,596
West Japan Railway Co.	169,500	6,972,887
Yahoo! Japan Corp.	16,531	5,352,123
Yamada Denki Co. Ltd.	161,510	8,269,048

		590,408,041

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	7

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	662,854	$11,202,233

Luxembourg - 0.0%
Millicom International Cellular SA	13,717	1,294,554

Malaysia - 0.3%
Axiata Group Bhd	11,851,286	20,515,089
British American Tobacco Malaysia Bhd	233,600	4,136,880
Telekom Malaysia Bhd	5,558,346	9,935,797

		34,587,766

Mexico - 0.3%
America Movil, SAB de CV - ADR	772,667	20,135,702
Fomento Economico Mexicano SAB de CV - ADR	56,459	5,038,966

		25,174,668

Netherlands - 0.5%
ASML Holding NV	35,200	1,809,984
CNH Global NV (a)	39,071	1,518,299
DE Master Blenders 1753 NV (a)	935,802	10,551,727
ING Groep NV CVA (a)	1,396,219	9,360,386
Koninklijke Philips Electronics NV	649,194	12,792,793
Unilever NV - ADR	76,815	2,561,781
Unilever NV CVA	211,190	7,054,891
Ziggo NV (a)	78,900	2,514,669

		48,164,530

Norway - 0.1%
DnB NOR ASA	175,897	1,749,027
Statoil ASA	460,217	10,975,493

		12,724,520

Philippines - 0.0%
Philippine Long Distance Telephone Co. - ADR	72,115	4,586,514

Portugal - 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	2,771,746

Russia - 0.3%
Federal Hydrogenerating Co.	36,030,698	771,057
Federal Hydrogenerating Co. - ADR	3,265,472	7,801,213
Federal Hydrogenerating Co. JSC - ADR	8,560	20,539
LSR Group - GDR (d)	396,771	1,370,010
LSR Group OJSC - GDR	312,418	1,339,961
Novorossiysk Commercial Sea Port - GDR (a)	639,166	4,023,550
Sberbank	3,980,146	10,646,337

		25,972,667

Singapore - 0.9%
CapitaLand Ltd.	4,860,350	10,479,655
DBS Group Holdings Ltd.	412,170	4,552,701
Fraser and Neave Ltd.	1,941,400	10,810,218
Global Logistic Properties Ltd. (a)	5,078,300	8,454,152
Keppel Corp. Ltd.	1,656,860	13,573,846
M1 Ltd.	2,173,130	4,408,712
Oversea-Chinese Banking Corp.	1,770,800	12,382,999
Raffles Medical Group Ltd.	1,676,800	2,934,875
Sembcorp Marine Ltd. (c)	986,000	3,763,699
Singapore Press Holdings Ltd.	762,240	2,354,667
Singapore Telecommunications Ltd.	5,137,630	13,454,223
United Overseas Bank Ltd.	229,500	3,407,967

		90,577,714

Common Stocks	Shares	Value
South Africa - 0.2%
Life Healthcare Group Holdings Ltd.	1,732,096	$6,605,757
Randgold Resources Ltd. - ADR	125,541	11,299,945

		17,905,702

South Korea - 0.9%
Cheil Industries, Inc.	51,853	4,575,167
Hyundai Motor Co.	52,232	10,722,929
KT Corp.	33,100	878,651
KT Corp. - ADR	433,033	5,707,375
KT&G Corp.	127,741	9,056,244
LG Corp.	83,105	4,036,629
Mando Corp.	10,558	1,575,968
POSCO	13,869	4,440,188
POSCO - ADR	62,538	5,030,557
Samsung Electronics Co. Ltd.	37,305	39,505,496
Samsung Fine Chemicals Co. Ltd.	72,160	3,812,787

		89,341,991

Sweden - 0.0%
SKF AB, Class B	137,640	2,713,157

Switzerland - 0.9%
Garmin Ltd.	36,927	1,413,935
Nestle SA, Registered Shares	511,786	30,542,298
Novartis AG, Registered Shares	187,750	10,497,349
Roche Holding AG	73,465	12,689,824
Swisscom AG, Registered Shares	22,436	9,039,024
Syngenta AG, Registered Shares	31,166	10,668,901
TE Connectivity Ltd.	45,178	1,441,630
Transocean Ltd.	62,460	2,793,836
UBS AG, Registered Shares (a)	793,185	9,281,988
Zurich Insurance Group AG (a)	30,023	6,788,920

		95,157,705

Taiwan - 0.5%
Cheng Shin Rubber Industry Co. Ltd.	1,767,600	4,475,268
Chunghwa Telecom Co. Ltd.	2,028,311	6,382,995
Chunghwa Telecom Co. Ltd. - ADR	397,227	12,484,845
Far EasTone Telecommunications Co. Ltd.	2,582,988	5,619,705
HON HAI Precision Industry Co. Ltd.	1,348,464	4,077,141
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	9,384,349
Yulon Motor Co. Ltd.	2,779,000	4,935,630

		47,359,933

Thailand - 0.2%
PTT Global Chemical PCL	5,254,158	9,181,542
PTT Global Chemical PCL - NVDR	6,732	11,864
PTT Public Company THB10	680,092	6,916,553
Siam Commercial Bank PCL	1,664,068	7,702,078

		23,812,037

Turkey - 0.1%
BIM Birlesik Magazalar AS	32,867	1,356,793
Tupras Turkiye Petrol Rafinerileri AS	227,441	4,878,631

		6,235,424

United Arab Emirates - 0.0%
NMC Health Plc (a)	1,010,600	3,015,143

United Kingdom - 3.3%
Amlin Plc	495,346	2,749,902
Anglo American Plc	282,326	9,278,742
Antofagasta Plc	698,357	11,946,005
AstraZeneca Plc	605,149	27,042,688
AstraZeneca Plc - ADR	30,448	1,362,548

See Notes to Consolidated Financial Statements.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
BG Group Plc	1,533,557	$31,394,175
BHP Billiton Plc	307,409	8,737,312
BP Plc	1,825,506	12,191,091
BP Plc - ADR	409,261	16,591,441
British American Tobacco Plc	143,612	7,301,233
BT Group Plc	4,842,132	16,044,539
Delta Topco Ltd.	14,972,250	8,778,410
Diageo Plc - ADR	289,266	29,814,647
Genel Energy Plc (a)	624,035	5,981,278
GlaxoSmithKline Plc - ADR	31,991	1,457,830
Glencore International Plc	694,779	3,221,823
Guinness Peat Group Plc	6,479,903	2,398,981
HSBC Holdings Plc	1,894,212	16,691,492
Invensys Plc	1,481,002	5,161,662
Lloyds Banking Group Plc (a)	4,063,659	1,985,135
National Grid Plc	2,006,080	21,260,502
Polyus Gold International Ltd. (a)	4,405,750	13,800,140
Rio Tinto Plc	207,395	9,856,170
Royal Dutch Shell Plc - ADR	328,674	22,162,488
Scottish & Southern Energy Plc	840,090	18,326,990
Unilever Plc	135,991	4,565,727
Unilever Plc - ADR	84,910	2,864,014
Vodafone Group Plc	3,225,653	9,066,523
Vodafone Group Plc - ADR	531,316	14,972,485

		337,005,973

United States - 33.6%
3M Co.	158,914	14,238,694
Abbott Laboratories	27,403	1,766,671
Accenture Plc, Class A	24,291	1,459,646
ACE Ltd.	368,772	27,337,068
Activision Blizzard, Inc. (b)	1,781,469	21,359,813
Adobe Systems, Inc. (a)	55,928	1,810,389
The AES Corp. (a)	870,470	11,168,130
Aetna, Inc.	556,722	21,584,112
Agilent Technologies, Inc.	314,882	12,355,970
Alcoa, Inc. (b)	788,572	6,900,005
Allergan, Inc.	164,009	15,182,313
Alliance Data Systems Corp. (a)	14,545	1,963,575
Alliance Resource Partners LP	22,262	1,249,343
The Allstate Corp.	100,802	3,537,142
Altria Group, Inc.	391,984	13,543,047
Amdocs Ltd. (a)	50,673	1,506,002
Ameren Corp.	44,355	1,487,667
American Electric Power Co., Inc.	313,619	12,513,398
American Express Co.	166,101	9,668,739
American Tower Corp.	232,345	16,243,239
American Water Works Co., Inc.	196,761	6,744,967
Ameriprise Financial, Inc.	20,573	1,075,145
AmerisourceBergen Corp.	231,019	9,090,598
Amgen, Inc.	22,877	1,670,936
Anadarko Petroleum Corp.	467,886	30,974,053
Analog Devices, Inc.	30,809	1,160,575
Apache Corp.	268,119	23,564,979
Apple, Inc. (a)(b)	310,634	181,410,256
Applied Materials, Inc.	899,103	10,303,720
Arch Capital Group Ltd. (a)	141,951	5,634,035
AT&T, Inc.	1,882,802	67,140,719
Autoliv, Inc.	14,300	781,638
Axis Capital Holdings Ltd.	32,621	1,061,814
Bank of America Corp.	3,202,517	26,196,589
The Bank of New York Mellon Corp.	1,065,997	23,398,634
Berkshire Hathaway, Inc., Class B (a)	62,763	5,230,041
BioMarin Pharmaceutical, Inc. (a)(c)	124,391	4,923,396

Common Stocks	Shares	Value
United States (continued)
The Boeing Co.	315,011	$23,405,317
BorgWarner, Inc. (a)	93,189	6,112,267
Bristol-Myers Squibb Co.	781,901	28,109,341
Bunge Ltd. (c)	23,258	1,459,207
CA, Inc.	643,500	17,432,415
Cabot Oil & Gas Corp.	174,476	6,874,354
Calpine Corp. (a)	778,527	12,853,481
Capital One Financial Corp.	123,627	6,757,452
Cardinal Health, Inc.	28,983	1,217,286
CenturyLink, Inc.	108,101	4,268,909
Chevron Corp.	501,532	52,911,626
The Chubb Corp.	167,939	12,229,318
Cigna Corp.	175,597	7,726,268
Cisco Systems, Inc.	2,509,515	43,088,373
Citigroup, Inc.	1,291,673	35,404,757
CMS Energy Corp.	308,728	7,255,108
CNA Financial Corp.	53,918	1,494,607
Coach, Inc.	21,580	1,261,998
Cobalt International Energy, Inc. (a)	171,684	4,034,574
The Coca-Cola Co.	118,114	9,235,334
Cognizant Technology Solutions Corp., Class A (a)	45,057	2,703,420
Colgate-Palmolive Co.	212,610	22,132,701
Comcast Corp., Class A	1,363,278	43,583,998
ConAgra Foods, Inc.	57,010	1,478,269
ConocoPhillips (b)	21,446	1,198,402
CONSOL Energy, Inc. (b)	1,089,275	32,939,676
Constellation Brands, Inc., Class A (a)	53,123	1,437,508
Corning, Inc. (e)	2,503,653	32,372,233
Coventry Health Care, Inc.	33,945	1,079,112
Crown Castle International Corp. (a)	109,139	6,402,094
Crown Holdings, Inc. (a)	127,552	4,399,268
CVS Caremark Corp.	379,255	17,722,586
DaVita, Inc. (a)(c)	119,889	11,774,299
Dell, Inc. (a)(b)	860,112	10,768,602
Delphi Automotive Plc (a)	111,200	2,835,600
Denbury Resources, Inc. (a)	363,237	5,488,511
Devon Energy Corp.	556,472	32,269,811
Diamond Offshore Drilling, Inc.	22,859	1,351,653
Discover Financial Services	349,807	12,096,326
DISH Network Corp., Class A	53,213	1,519,231
Dominion Resources, Inc.	130,392	7,041,168
The Dow Chemical Co.	450,981	14,205,902
Dr. Pepper Snapple Group, Inc.	82,284	3,599,925
E.I. du Pont de Nemours & Co.	311,101	15,732,378
Eastman Chemical Co.	28,485	1,434,789
eBay, Inc. (a)	228,470	9,598,025
Electronic Arts, Inc. (a)	1,041,883	12,867,255
Eli Lilly & Co.	153,080	6,568,663
EMC Corp. (a)(b)	1,088,193	27,890,387
Endurance Specialty Holdings Ltd.	160,864	6,164,308
Exelon Corp.	74,241	2,792,946
Expedia, Inc.	32,241	1,549,825
Express Scripts Holding Co. (a)	138,885	7,753,950
Exxon Mobil Corp.	571,138	48,872,279
Fidelity National Financial, Inc., Class A	383,544	7,387,057
Fidelity National Information Services, Inc.	50,186	1,710,339
FMC Corp.	656,698	35,120,209
Ford Motor Co.	1,190,195	11,413,970
Freeport-McMoRan Copper & Gold, Inc.	244,317	8,323,880
Freescale Semiconductor Ltd. (a)(c)	809,319	8,295,520
Fusion-io, Inc. (a)(c)	242,706	5,070,128
General Dynamics Corp.	176,461	11,639,368
General Electric Co.	3,306,435	68,906,105
General Mills, Inc.	367,496	14,163,296

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	9

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
General Motors Co. (a)(c)	556,126	$10,966,805
Gilead Sciences, Inc. (a)	387,681	19,880,282
The Goldman Sachs Group, Inc.	175,880	16,859,857
Google, Inc., Class A (a)	86,492	50,171,414
H.J. Heinz Co.	82,476	4,485,045
Halliburton Co.	371,290	10,540,923
HCA Holdings, Inc. (b)	796,970	24,251,797
HealthSouth Corp. (a)(c)	306,701	7,133,865
Helmerich & Payne, Inc.	27,939	1,214,788
Herbalife Ltd.	26,667	1,288,816
Hess Corp.	113,911	4,949,433
Hewlett-Packard Co.	612,043	12,308,185
Hillshire Brands Co.	187,160	5,425,780
Hologic, Inc. (a)(c)	580,378	10,470,019
Humana, Inc.	161,935	12,540,246
Intel Corp. (b)	1,689,060	45,013,449
International Business Machines Corp. (b)	257,859	50,432,063
International Game Technology	369,783	5,824,082
International Paper Co.	162,361	4,693,857
Intuit, Inc.	25,003	1,483,928
Johnson & Johnson	942,303	63,661,991
Johnson Controls, Inc.	196,402	5,442,299
JPMorgan Chase & Co.	714,228	25,519,366
Juniper Networks, Inc. (a)	908,194	14,812,644
KBR, Inc.	278,411	6,879,536
KLA-Tencor Corp.	26,029	1,281,928
The Kroger Co.	53,075	1,230,809
L-3 Communications Holdings, Inc.	21,826	1,615,342
Lear Corp.	33,900	1,279,047
Liberty Global, Inc., Class A (a)	4,398	218,273
Life Technologies Corp. (a)	216,354	9,733,766
Lincoln National Corp.	68,755	1,503,672
Lorillard, Inc.	58,330	7,696,644
Macy’s, Inc.	34,126	1,172,228
Marathon Oil Corp.	901,883	23,061,148
Marathon Petroleum Corp.	936,573	42,070,859
MasterCard, Inc., Class A	43,794	18,836,237
Mattel, Inc. (b)	479,844	15,566,139
McDermott International, Inc. (a)	521,158	5,805,700
McDonald’s Corp.	148,697	13,164,145
The McGraw-Hill Cos., Inc.	26,871	1,209,195
McKesson Corp.	170,033	15,940,594
Mead Johnson Nutrition Co.	282,048	22,707,685
Medtronic, Inc.	507,429	19,652,725
Merck & Co., Inc.	1,008,417	42,101,410
MetLife, Inc.	237,596	7,329,837
MetroPCS Communications, Inc. (a)	685,307	4,146,107
Mettler-Toledo International, Inc. (a)(c)	35,262	5,495,583
Microsoft Corp.	2,105,406	64,404,370
Monsanto Co.	66,566	5,510,333
Motorola Solutions, Inc.	166,116	7,991,841
Murphy Oil Corp.	26,461	1,330,724
Mylan, Inc. (a)(c)	512,879	10,960,224
National Oilwell Varco, Inc.	416,790	26,857,948
Navistar International Corp. (a)	205,544	5,831,283
NetApp, Inc. (a)	498,458	15,860,934
Newmont Mining Corp.	470,262	22,812,410
NextEra Energy, Inc.	365,843	25,173,657
Northern Trust Corp.	136,755	6,293,465
Occidental Petroleum Corp.	666,951	57,204,387
Oracle Corp.	3,244,084	96,349,295
PACCAR, Inc.	117,393	4,600,632
Parker Hannifin Corp.	17,853	1,372,539
PerkinElmer, Inc.	232,734	6,004,537

Common Stocks	Shares	Value
United States (concluded)
Perrigo Co.	92,839	$10,948,503
Pfizer, Inc.	2,503,349	57,577,027
Philip Morris International, Inc.	269,915	23,552,783
Phillips 66	1,128,881	37,524,004
Platinum Underwriters Holdings Ltd. (c)	76,856	2,928,214
PPG Industries, Inc.	17,065	1,810,938
PPL Corp.	395,163	10,989,483
Praxair, Inc.	55,470	6,031,253
Precision Castparts Corp.	77,347	12,722,808
The Procter & Gamble Co.	462,785	28,345,581
The Progressive Corp.	216,096	4,501,280
Prudential Financial, Inc.	104,748	5,072,946
PulteGroup, Inc. (a)(c)	1,034,223	11,066,186
QEP Resources, Inc.	509,191	15,260,454
QUALCOMM, Inc.	928,810	51,716,141
Quicksilver Resources, Inc. (a)(c)	2,063,662	11,185,048
Reinsurance Group of America, Inc.	19,740	1,050,365
RenaissanceRe Holdings Ltd.	78,617	5,975,678
Rockwell Automation, Inc.	272,170	17,979,550
Ross Stores, Inc.	20,835	1,301,562
SanDisk Corp. (a)(b)(c)	590,828	21,553,405
Schlumberger Ltd.	575,198	37,336,102
Simon Property Group, Inc.	55,732	8,675,243
SM Energy Co.	198,254	9,736,254
The Southern Co.	231,833	10,733,868
Spirit AeroSystems Holdings, Inc., Class A (a)	480,825	11,458,060
The St. Joe Co. (a)	1,753,713	27,726,203
State Street Corp.	395,447	17,652,754
Stillwater Mining Co. (a)	356,441	3,044,006
Symantec Corp. (a)	608,619	8,891,924
Thermo Fisher Scientific, Inc.	197,152	10,234,160
Time Warner Cable, Inc.	132,802	10,903,044
Torchmark Corp.	27,691	1,399,780
The Travelers Cos., Inc.	270,115	17,244,142
U.S. Bancorp	643,528	20,695,861
Union Pacific Corp.	245,324	29,269,606
United Technologies Corp.	472,639	35,698,424
United Therapeutics Corp. (a)	57,772	2,852,781
UnitedHealth Group, Inc.	475,795	27,834,008
Universal Health Services, Inc., Class B (b)	259,470	11,198,725
Unum Group	53,997	1,032,963
Valero Energy Corp.	58,472	1,412,099
Vanguard Health Systems, Inc. (a)	5,711	50,771
Verizon Communications, Inc.	798,724	35,495,295
Vertex Pharmaceuticals, Inc. (a)(b)(c)	302,626	16,922,846
Viacom, Inc., Class B	114,092	5,364,606
Visa, Inc., Class A	238,470	29,482,046
Wal-Mart Stores, Inc.	510,442	35,588,016
The Walt Disney Co.	104,158	5,051,663
Waters Corp. (a)	127,353	10,120,743
Weatherford International Ltd. (a)	480,201	6,064,939
WellPoint, Inc.	320,147	20,422,177
Wells Fargo & Co.	1,189,836	39,788,116
Western Digital Corp. (a)	40,009	1,219,474
The Western Union Co.	55,121	928,238
Whiting Petroleum Corp. (a)(b)	550,051	22,618,097
Wyndham Worldwide Corp.	26,437	1,394,287
XL Group Plc	931,338	19,595,352

		3,395,882,026

Total Common Stocks - 58.2%		5,894,463,484

See Notes to Consolidated Financial Statements.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Fixed Income Securities
Corporate Bonds		Par (000)	Value
Argentina - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	1,027	$364,585

Australia - 0.2%
FMG Resources August 2006 Ltd., 6.00%, 4/01/17 (d)		4,263	4,284,315
National Australia Bank Ltd., 2.00%, 6/20/17 (d)		9,515	9,496,522
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		11,340	10,783,101

			24,563,938

Brazil - 0.4%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		7,440	7,750,992
Banco Santander Brasil SA, 4.63%, 2/13/17 (d)		1,042	1,026,370
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,840	3,686,400
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		5,642	5,909,848
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		3,097	3,066,959
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		10,499	9,344,110
Petrobras International Finance Co. - Pifco, 3.50%, 2/06/17		6,301	6,467,876

			37,252,555

Canada - 0.2%
Bank of Nova Scotia, 2.55%, 1/12/17		8,124	8,440,787
The Toronto-Dominion Bank, 2.38%, 10/19/16		6,970	7,157,598
Viterra, Inc., 5.95%, 8/01/20 (d)		2,866	3,138,889

			18,737,274

Chile - 0.1%
Banco Santander Chile, 2.47%, 2/14/14 (d)(f)		6,280	6,182,189
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		7,611	7,354,642

			13,536,831

China - 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (a)(g)	SGD	11,400	269,982
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(g)	USD	4,800	720,000
China Petroleum & Chemical Corp., Series SINO, 2.46%, 4/24/14 (h)(i)	HKD	20,440	3,052,319

			4,042,301

France - 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (d)	EUR	1,035	1,257,400

Hong Kong - 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(g)	CNY	13,100	20,617
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (d)	USD	6,239	6,469,244

Corporate Bonds		Par (000)	Value
Hong Kong (concluded)
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	4,661	$4,643,046
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (i)	HKD	46,000	5,843,425

			16,976,332

India - 0.3%
REI Agro Ltd. (i):
5.50%, 11/13/14	USD	2,550	1,677,008
5.50%, 11/13/14 (d)		6,845	4,501,614
Suzlon Energy Ltd. (h)(i):
156.21%, 7/27/12		640	832,000
60.02%, 10/11/12		7,525	9,331,000
24.69%, 7/25/14		7,384	6,276,400
Tata Steel Ltd., 1.00%, 9/05/12 (i)		4,500	5,512,500

			28,130,522

Indonesia - 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	543,125
10.75%, 10/06/17 (d)		3,406	3,363,425

			3,906,550

Ireland - 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (d)		1,039	805,225

Luxembourg - 0.3%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,272,153
Evraz Group SA, 9.50%, 4/24/18 (d)		4,344	4,665,456
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,748,017
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	7,748	8,193,510
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	1,000	1,085,181
TNK-BP Finance SA:
7.50%, 7/18/16 (d)	USD	2,386	2,651,562
6.63%, 3/20/17 (d)		2,848	3,093,782
Series 2, 7.50%, 7/18/16		1,015	1,127,970

			26,837,631

Malaysia - 0.0%
Paka Capital Ltd., 1.87%, 3/12/13 (d)(h)(i)		3,600	3,677,760

Mexico - 0.1%
Petroleos Mexicanos, 6.00%, 3/05/20		5,764	6,666,066

Netherlands - 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (d)(i)		23,800	23,740,500
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 3.38%, 1/19/17		9,330	9,602,315
New World Resources NV, 7.88%, 5/01/18	EUR	2,997	3,603,066
Portugal Telecom International Finance BV, Series PTC, 4.13%, 8/28/14 (i)		2,550	3,041,469

			39,987,350

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	11

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Singapore - 0.7%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	13,500	$10,625,222
3.13%, 3/05/18		10,500	8,680,580
2.95%, 6/20/22		26,500	19,997,474
Keppel Land Ltd., 2.50%, 6/23/13 (i)		5,600	4,446,548
Olam International Ltd., 6.00%, 10/15/16 (i)	USD	13,600	14,116,800
Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (d)		6,296	6,314,466
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (i)	SGD	12,500	8,739,146

			72,920,236

South Korea - 0.3%
Zeus Cayman, 2.89%, 8/19/13 (h)(i)	JPY	1,588,000	19,518,484
Zeus Cayman II, 2.13%, 8/18/16 (h)(i)		672,000	8,099,981

			27,618,465

Spain - 0.0%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (d)	EUR	3,506	3,860,051

Sweden - 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	6,312	6,338,946

Switzerland - 0.1%
UBS AG, Series BKNT, 5.88%, 12/20/17		4,997	5,581,679

United Arab Emirates - 0.4%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (i)		44,180	31,141,377
Pyrus Ltd. (i):
7.50%, 12/20/15		2,300	2,379,350
7.50%, 12/20/15 (d)		7,200	7,448,400

			40,969,127

United Kingdom - 0.5%
BAT International Finance Plc, 2.13%, 6/07/17 (d)		6,350	6,341,637
British Telecommunications Plc, 1.59%, 12/20/13 (f)		2,472	2,486,179
Delta Topco Ltd., 10.00%, 11/24/60		14,639	14,197,046
Essar Energy Plc, 4.25%, 2/01/16 (i)		8,000	4,720,000
Lloyds TSB Bank Plc, 13.00% (a)(f)(g)(j)	GBP	10,148	19,071,962
OTE Plc, 7.25%, 4/08/14	EUR	1,441	1,289,347

			48,106,171

United States - 1.6%
Ally Financial, Inc., 4.50%, 2/11/14	USD	4,260	4,318,575
American Express Credit Corp., 2.38%, 3/24/17		6,280	6,436,573
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		7,300	7,236,083
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		2,035	2,162,188

Corporate Bonds		Par (000)	Value
United States (concluded)
Citigroup Funding, Inc., 2.67%, 11/27/12 (h)	USD	12,500	$12,365,315
CONSOL Energy, Inc., 8.00%, 4/01/17		9,814	10,182,025
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	318,750
DaVita, Inc.:
6.38%, 11/01/18		2,988	3,085,110
6.63%, 11/01/20		3,163	3,297,427
DJO Finance LLC, 9.75%, 10/15/17		835	597,025
Electronic Arts, Inc., 0.75%, 7/15/16 (i)		3,937	3,444,875
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,123	2,359,458
8.00%, 12/15/16		1,406	1,662,955
6.63%, 8/15/17		2,019	2,296,560
General Electric Capital Corp., 5.63%, 5/01/18		6,277	7,215,663
Gilead Sciences, Inc. (i):
1.63%, 5/01/16		9,428	12,197,475
Series B, 0.63%, 5/01/13		1,478	2,017,470
The Hertz Corp., 7.50%, 10/15/18		669	717,503
Hologic, Inc., 2.00%, 12/15/37 (i)(k)		16,147	16,994,717
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		5,487	5,829,937
7.63%, 6/15/21		1,792	1,948,800
JPMorgan Chase Bank NA, 0.80%, 6/13/16 (f)		8,346	7,773,014
Linn Energy LLC, 7.75%, 2/01/21		4,040	4,221,800
Mylan, Inc., 3.75%, 9/15/15 (i)		9,660	16,615,200
NB Capital Trust II, 7.83%, 12/15/26		698	699,745
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	680,120
Phillips 66, 2.95%, 5/01/17 (d)		653	671,002
Reliance Holdings USA, Inc. (d):
4.50%, 10/19/20 (i)		3,746	3,520,431
5.40%, 2/14/22		1,995	1,994,878
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,278	5,660,655
Take-Two Interactive Software, Inc. (i):
4.38%, 6/01/14		2,340	2,702,700
1.75%, 12/01/16 (d)		9,408	8,232,000
Texas Industries, Inc., 9.25%, 8/15/20		7,863	7,863,000

			167,319,029

Total Corporate Bonds - 5.9%			599,456,024

Floating Rate Loan Interests (f)
United States - 0.2%
Equipower Resources Holdings LLC, Term Loan (First Lien), 5.47%, 12/28/18	3,780	3,776,447

See Notes to Consolidated Financial Statements.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)		Par (000)	Value
United States (concluded)
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	11,779	$11,779,291
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16		7,114	7,184,698

Total Floating Rate Loan Interests - 0.2%			22,740,436

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	28,239	29,088,158
5.50%, 12/15/13		28,290	30,208,545
5.75%, 5/15/21		44,437	55,392,069
5.75%, 7/15/22		12,547	15,828,221
5.50%, 4/21/23		92,284	114,773,172
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	21,004	24,096,818
Series F, 10.00%, 1/01/17		111,555	56,893,217
Series F, 10.00%, 1/01/21		130,279	65,019,372
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	75,349	112,146,910
3.50%, 7/04/19		59,059	86,817,706
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,610,995
1.50%, 3/01/17		19,199	19,072,654
3.50%, 6/01/20		14,061	15,807,404
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	61,350	8,111,925
2.03%, 3/18/13		97,600	12,749,387
1.67%, 3/24/14		37,850	5,001,814
3.51%, 12/08/14		96,250	13,396,168
1.69%, 12/22/14		49,550	6,615,025
Malaysia Government Bond:
2.51%, 8/27/12	MYR	129,521	40,756,349
3.46%, 7/31/13		38,171	12,081,750
Netherlands Government Bond, 1.00%, 2/24/17 (d)	USD	12,526	12,472,900
Poland Government Bond,
3.00%, 8/24/16	PLN	35,105	13,497,086
5.00%, 3/23/22	USD	2,872	3,134,788
Switzerland Government Bond, 2.00%, 4/28/21	CHF	1,282	1,516,978
United Kingdom Gilt:
4.00%, 9/07/16	GBP	9,501	16,944,156
4.75%, 3/07/20		67,547	131,748,796
Vnesheconombank Via VEB Finance Plc, 6.03%, 7/05/22 (d)	USD	3,200	3,192,031

Total Foreign Agency Obligations - 9.1%			918,974,394

Non-Agency Mortgage-Backed Securities - 0.1%
Commercial Mortgage-Backed Securities - 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15 (d)(f)	9,683	9,174,524

US Treasury Obligations		Par (000)	Value
US Treasury Notes:
0.63%, 7/31/12	USD	11,335	$11,339,532
1.13%, 6/15/13		26,000	26,215,306
2.38%, 2/28/15		26,598	27,987,961
2.50%, 3/31/15 (e)(l)		88,589	93,683,290
2.25%, 3/31/16		101,653	108,101,131
0.88%, 1/31/17		15,729	15,865,301
0.63%, 5/31/17		21,750	21,649,754
1.38%, 9/30/18		54,623	55,919,784
3.50%, 5/15/20		169,248	197,755,678
2.63%, 8/15/20		90,627	99,738,833
2.00%, 11/15/21		15,998	16,586,886
1.75%, 5/15/22		38,341	38,652,823

Total US Treasury Obligations - 7.0%			713,496,279

Total Fixed Income Securities - 22.3%			2,263,841,657

Investment Companies	Shares
United States - 2.2%
ETFS Gold Trust (a)	256,340	40,548,887
ETFS Palladium Trust (a)	89,760	5,145,941
ETFS Platinum Trust (a)	75,973	10,838,308
iShares Gold Trust (a)(m)	2,310,427	35,950,244
SPDR Gold Shares (a)	815,044	126,486,678

		218,970,058

Vietnam - 0.0%
Vinaland Ltd. (a)	1,753,158	841,516

Total Investment Companies - 2.2%		219,811,574

Preferred Securities
Capital Trusts		Par (000)
Germany - 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(f)(j)	USD	1,464	1,215,120

Switzerland - 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		6,257	5,950,407

United States - 0.0%
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		794	793,996

Total Capital Trusts - 0.1%			7,959,523

Preferred Stocks	Shares
United Kingdom - 0.1%
HSBC Holdings Plc, 8.00%	256,500	6,971,670
Royal Bank of Scotland Group Plc:
Series M, 6.40%	176,150	3,086,148
Series T, 7.25%	157,136	3,087,722

		13,145,540

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	13

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
United States - 0.7%
Chesapeake Energy Corp., 5.75% (d)(i)	6,949	$5,915,336
General Motors Co., 4.75% (i)	243,123	8,071,684
Health Care REIT, Inc., 6.50% (i)	131,093	7,079,022
NextEra Energy, Inc., 5.60% (i)	163,146	8,361,233
PPL Corp. (i):
8.75%	128,534	6,872,713
9.75%	140,400	7,427,160
US Bancorp (f):
6.00%	248,764	7,109,675
6.50%	125,469	3,435,341
United Technologies Corp., 7.50% (i)	89,362	4,708,484
Wells Fargo & Co., Series L, 7.50% (i)	4,370	4,916,250

		63,896,898

Total Preferred Stocks - 0.8%		77,042,438

Trust Preferreds
United States - 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)	250,739	6,761,765
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	580,751	13,819,605
Omnicare Capital, 4.00%, 6/15/33 (i)	87,281	3,712,643

Total Trust Preferreds - 0.2%		24,294,013

Total Preferred Securities - 1.1%		109,295,974

Warrants (n)
Australia - 0.0%
TFS Corp., Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)	4,195,800	422,723

Canada - 0.0%
Kinross Gold Corp. (Issued/exercisable 9/29/08, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (c)	37,568	14,206

United States - 0.0%
Ford Motor Co. (Issued/exercisable 3/31/10, 1 Share for 1 warrant, Expires 1/01/13, Strike Price USD 9.20)	560,613	627,887

Total Warrants - 0.0%		1,064,816

Total Long-Term Investments (Cost - $8,028,552,993) - 83.8%		8,488,477,505

Short-Term Securities		Par (000)	Value
Foreign Agency Obligations (o)
Canadian Treasury Bills:
0.97%, 8/02/12	CAD	12,612	$12,377,305
1.01%, 8/30/12		12,612	12,367,303
0.87%, 9/27/12		41,050	40,235,482
Japan Treasury Discount Bills:
0.10%, 8/06/12	JPY	1,890,000	23,641,992
0.10%, 11/09/12		1,890,000	23,636,147
Mexico Cetes:
4.36%-4.41%, 7/26/12	MXN	352,672	26,359,313
4.45%, 8/23/12		82,930	6,177,166
Singapore Treasury Bills:
0.22%, 7/26/12	SGD	26,062	20,570,801
0.20%, 8/02/12		39,189	30,931,210

Total Foreign Agency Obligations - 1.9%			196,296,719

Money Market Funds	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (m)(p)	3,587,120	3,587,120

		Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (m)(p)(q)	USD	73,850	73,849,788

Total Money Market Funds - 0.8%			77,436,908

Time Deposits		Par (000)
Australia - 0.0%
Brown Brothers Harriman & Co., 2.57%, 7/02/12	AUD	2,057	2,105,798

Canada - 0.0%
JPMorgan Chase & Co., 0.24%, 7/03/12	CAD	45	44,564

Hong Kong - 0.0%
JPMorgan Chase & Co., 0.01%, 7/03/12	HKD	1,734	223,548

Japan - 0.1%
Citibank NA, 0.01%, 7/02/12	JPY	198,304	2,480,815

Singapore - 0.0%
JPMorgan Chase & Co., 0.01%, 7/02/12	SGD	28	21,838

South Africa - 0.0%
Brown Brothers Harriman & Co., 4.45%, 7/02/12	ZAR	940	114,991

Switzerland - 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/02/12	CHF	590	621,308

See Notes to Consolidated Financial Statements.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Time Deposits		Par (000)	Value
United States - 0.0%
Brown Brothers Harriman & Co., 0.08%, 7/02/12	USD	1,854	$1,853,862

Total Time Deposits - 0.1%			7,466,724

US Treasury Obligations

US Treasury Bills (o):
0.04%-0.07%, 7/05/12	USD	132,440	132,439,010
0.07%-0.09%, 7/12/12		57,450	57,448,621
0.07%-0.09%, 7/19/12		123,350	123,344,903
0.06%, 7/26/12		8,000	7,999,667
0.08%-0.10%, 8/02/12		94,380	94,371,908
0.09%, 8/09/12		19,000	18,998,156
0.05%-0.10%, 8/16/12		65,380	65,372,289
0.07%-0.09%, 8/23/12		192,480	192,454,840
0.06%-0.09%, 8/30/12		129,000	128,980,336
0.06%-0.10%, 9/06/12		199,575	199,547,470
0.07%-0.10%, 9/13/12		284,200	284,149,871
0.06%-0.10%, 9/20/12		94,100	94,082,216

Total US Treasury Obligations - 13.8%			1,399,189,287

Total Short-Term Securities (Cost - $1,681,715,474) - 16.6%			1,680,389,638

Options Purchased	Contracts
Exchange-Traded Call Options - 0.0%
Goldcorp, Inc., Strike Price USD 40.00, Expires 10/20/12	1,446	284,139
Intel Corp., Strike Price USD 27.00, Expires 7/21/12	4,095	186,323
SPDR Gold Shares:
Strike Price USD 157.00, Expires 7/21/12	4,523	766,648
Strike Price USD 160.00, Expires 8/18/12	1,952	408,944
Strike Price USD 165.00, Expires 9/22/12	1,961	427,498
Strike Price USD 175.00, Expires 12/22/12	2,075	643,250

		2,716,802

Exchange-Traded Put Options - 0.2%
ConocoPhillips, Strike Price USD 70.00, Expires 1/19/13	7,489	3,594,720
CONSOL Energy, Inc., Strike Price USD 29.00, Expires 10/20/12	9,824	2,259,520
S&P 500 Index:
Strike Price USD 1,315.00, Expires 7/21/12	506	326,370
Strike Price USD 1,350.00, Expires 7/21/12	512	750,080
Strike Price USD 1,300.00, Expires 8/18/12	1,538	2,283,930
Strike Price USD 1,325.00, Expires 8/18/12	513	1,051,650
Strike Price USD 1,320.00, Expires 9/22/12	506	1,593,900

Options Purchased		Contracts	Value
Exchange-Traded Put Options (concluded)
Strike Price USD 1,325.00, Expires 9/22/12		512	$1,684,480
Strike Price USD 1,325.00, Expires 12/22/12		504	3,049,200

			16,593,850

Over-the-Counter Call Options - 0.0%
DAX 30 Index, Strike Price USD 7,258.78, Expires 9/21/12, Broker Goldman Sachs Group, Inc.		1,768	29,932
S&P 500 Index:
Strike Price USD 1,410.47, Expires 8/17/12, Broker JPMorgan Chase & Co.		14,964	153,387
Strike Price USD 1,412.15, Expires 8/17/12, Broker UBS AG		7,287	71,232
Strike Price USD 1,425.00, Expires 9/21/12, Broker Bank of America Corp.		18,593	240,680
Taiwan Taiex Index:
Strike Price TWD 8,818.93, Expires 3/20/13, Broker Citigroup, Inc.		29,417	39,780
Strike Price TWD 8,807.55, Expires 6/19/13, Broker Credit Suisse Group AG		29,455	77,756
Strike Price TWD 8,646.24, Expires 9/18/13, Broker Credit Suisse Group AG		24,912	100,424
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse Group AG		14,728	49,705
Strike Price TWD 7,057.00, Expires 12/18/13, Broker JPMorgan Chase & Co.		1,401	793,861
Strike Price TWD 7,249.48, Expires 12/18/13, Broker Citigroup, Inc.		2,114	1,033,342
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase & Co.		49,746	200,564

			2,790,663

		Notional Amount (000)
Over-the-Counter Interest Rate Put Swaptions - 0.0%
Pay a fixed rate of 3.00% and receive a floating rate based on 6-month LIBOR, expiring 8/21/22, Broker Citigroup, Inc.	JPY	3,301,281	10

Over-the-Counter Put Options - 0.2%
EUR Currency:
Strike Price EUR 1.31, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	2,811,784
Strike Price EUR 1.20, Expires 6/03/13, Broker Credit Suisse Group AG		75,999	2,501,844

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	15

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Put Options (concluded)
Brazil BOVESPA Index:
Strike Price BRL 55,478.72, Expires 11/16/12, Broker Goldman Sachs Group, Inc.	410	$1,531,146
Strike Price BRL 55,389.31, Expires 12/12/12, Broker BNP Paribas SA	450	1,773,668
KOSPI, Strike Price USD 243.53, Expires 12/12/13, Broker Citigroup, Inc.	666	1,429,569
Mead Johnson Nutrition Corp., Strike Price USD 80.00, Expires 8/17/12, Broker Morgan Stanley	282,048	1,008,322
Russell 2000 Index:
Strike Price USD 782.56, Expires 7/20/12, Broker BNP Paribas SA	10,751	126,457
Strike Price USD 807.90, Expires 8/17/12, Broker BNP Paribas SA	15,173	522,461
Strike Price USD 800.00, Expires 9/13/12, Broker Bank of America Corp.	24,983	967,774
Strike Price USD 804.79, Expires 10/19/12, Broker JPMorgan Chase & Co.	15,154	760,966
Strike Price USD 753.98, Expires 11/16/12, Broker BNP Paribas SA	32,729	1,206,379
Strike Price USD 759.04, Expires 12/21/12, Broker JPMorgan Chase & Co.	32,511	1,488,556
S&P 500 Index, Strike Price USD 1,305.14, Expires 9/21/12, Broker Bank of America Corp.	23,730	643,801

		16,772,727

Total Options Purchased (Cost - $66,539,658) - 0.4%		38,874,052

Total Investments Before Structured Options and Options Written (Cost - $9,776,808,125) - 100.8%		10,207,741,195

Over-the-Counter Structured Options	Units
United States - (0.0)%
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12, Broker Citigroup, Inc.	29,421	(491,172)
Initial Reference Strike Price TWD 8,775.89, One written put strike TWD 7,345.42, USD 1.45 call strike TWD 8,775.89, Expires 12/19/12, Broker Citigroup, Inc.	28,888	(596,344)

Total Over-the-Counter Structured Options (Cost - $0) - (0.0)%		(1,087,516)

Options Written	Contracts	Value
Exchange-Traded Call Options - (0.2)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	2,732	$(215,828)
Alcoa, Inc., Strike Price USD 10.00, Expires 1/19/13	7,885	(331,170)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	587	(8,524,708)
CONSOL Energy, Inc., Strike Price USD 35.00, Expires 10/20/12	9,824	(839,952)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	1,016	(36,068)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	1,492	(384,936)
Goldcorp, Inc., Strike Price USD 48.00, Expires 10/20/12	1,446	(49,887)
HCA Holdings, Inc., Strike Price USD 30.00, Expires 9/22/12	1,730	(393,575)
International Business Machines Corp., Strike Price USD 200.00, Expires 1/19/13	526	(462,880)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	854	(89,670)
Sandisk Corp., Strike Price USD 40.00, Expires 7/21/12	1,417	(58,805)
SPDR Gold Shares:
Strike Price USD 172.00, Expires 7/21/12	4,523	(40,707)
Strike Price USD 175.00, Expires 8/18/12	1,952	(56,608)
Universal Health Services, Inc., Strike Price USD 45.00, Expires 10/20/12	1,313	(285,578)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	518	(202,020)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35.00, Expires 7/21/12	1,577	(3,280,160)
Strike Price USD 40.00, Expires 1/19/13	1,449	(2,637,180)
Whiting Petroleum Corp., Strike Price USD 52.50, Expires 1/19/13	1,399	(195,860)

		(18,085,592)

Exchange-Traded Put Options - (0.1)%
ConocoPhillips, Strike Price USD 55.00, Expires 1/19/13	7,489	(973,570)
CONSOL Energy, Inc., Strike Price USD 24.00, Expires 10/20/12	9,824	(839,952)
Goldcorp, Inc., Strike Price USD 36.00, Expires 10/20/12	1,446	(346,317)
Intel Corp., Strike Price USD 25.00, Expires 7/21/12	4,095	(79,853)
Mattel, Inc., Strike Price USD 25.00, Expires 1/19/13	4,066	(203,300)
S&P 500 Index:
Strike Price USD 1,175.00, Expires 9/22/12	506	(437,690)
Strike Price USD 1,200.00, Expires 12/22/12	504	(1,501,920)
SPDR Gold Shares, Strike Price USD 135.00, Expires 8/18/12	1,952	(58,560)

		(4,441,162)

See Notes to Consolidated Financial Statements.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options - (0.0)%
EUR Currency:
Strike Price EUR 1.37, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	$(144,885)
Strike Price EUR 1.40, Expires 6/03/13, Broker Credit Suisse Group AG		75,999	(1,003,123)

	Contracts
Brazil BOVESPA Index, Strike Price BRL 64,667.72, Expires 12/12/12, Broker Credit Suisse Group AG		450	(264,089)
DAX 30 Index, Strike Price USD 7,828.10, Expires 9/21/12, Broker Goldman Sachs Group, Inc.		1,768	(1,315)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley		71,800	(115,938)
Mead Johnson Nutrition Co., Strike Price USD 100.00, Expires 1/18/13, Broker Morgan Stanley		282,048	(306,022)
Russell 2000 Index:
Strike Price USD 877.51, Expires 8/17/12, Broker BNP Paribas SA		15,173	(35,673)
Strike Price USD 833.69, 9/13/12, Broker Bank of America Corp.		24,983	(450,805)
Strike Price USD 894.56, 10/19/12, Broker JPMorgan Chase & Co.		15,154	(107,223)
Strike Price USD 851.80, Expires 11/16/12, Broker BNP Paribas SA		32,729	(754,088)
Strike Price USD 868.03, Expires 12/21/12, Broker JPMorgan Chase & Co.		32,511	(745,269)

			(3,928,430)

	Notional Amount (000)
Over-the-Counter Interest Rate Put Swaptions - (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 6-month LIBOR, expiring 4/30/13, Broker Morgan Stanley	JPY	3,301,281	(26,368)

Over-the-Counter Put Options - (0.1)%
EUR Currency:
Strike Price EUR 1.17, Expires 11/01/12, Broker Deutsche Bank AG	EUR	50,480	(342,282)
Strike Price EUR 1.09, Expires 6/03/13, Broker Credit Suisse Group AG		75,999	(1,031,783)

Options Written	Contracts	Value
Over-the-Counter Put Options (continued)
Brazil BOVESPA Index:
Strike Price BRL 46,466.95, Expires 11/16/12, Broker Goldman Sachs Group, Inc.	410	$(528,497)
Strike Price BRL 46,392.06, Expires 12/12/12, Broker Credit Suisse Group AG	450	(662,076)
Mead Johnson Nutrition Co., Strike Price USD 60.00, Expires 1/17/14, Broker Morgan Stanley	282,048	(1,241,011)
Russell 2000 Index:
Strike Price USD 700.19, Expires 7/20/12, Broker BNP Paribas SA	10,751	(9,295)
Strike Price USD 700.00, Expires 9/13/12, Broker Bank of America Corp.	24,983	(272,151)
Strike Price USD 730.12, Expires 10/19/12, Broker JPMorgan Chase & Co.	15,154	(362,313)
Strike Price USD 676.65, Expires 11/16/12, Broker BNP Paribas SA	32,729	(596,922)
Strike Price USD 681.19, Expires 12/21/12, Broker JPMorgan Chase & Co.	32,511	(798,432)
S&P 500 Index:
Strike Price USD 1,240.54, Expires 8/17/12, Broker JPMorgan Chase & Co.	14,964	(103,364)
Strike Price USD 1,137.81, Expires 9/21/12, Broker Bank of America Corp.	23,730	(138,113)
Strike Price USD 1,175.00, Expires 9/21/12, Broker Bank of America Corp.	18,593	(151,316)
Strike Price USD 1,149.60, Expires 12/20/13, Broker Citigroup, Inc.	11,200	(909,275)
Taiwan Taiex Index:
Strike Price TWD 7,557.82, Expires 3/20/13, Broker Citigroup, Inc.	29,417	(810,488)
Strike Price TWD 7,574.49, Expires 6/19/13, Broker Credit Suisse Group AG	29,455	(932,511)
Strike Price TWD 6,957.96, Expires 9/18/13, Broker Credit Suisse Group AG	14,728	(379,639)
Strike Price TWD 7,176.38, Expires 9/18/13, Broker Credit Suisse Group AG	15,098	(447,191)
Strike Price TWD 5,758.51, Expires 12/18/13, Broker JPMorgan Chase & Co.	1,401	(597,681)
Strike Price TWD 6,524.53, Expires 12/18/13, Broker Citigroup, Inc.	2,114	(1,500,493)

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	17

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Put Options (concluded)
Taiwan Taiex Index: (concluded)
Strike Price TWD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase & Co.	30,149	$(895,338)

		(12,710,171)

Total Options Written (Premiums Received - $42,697,083) - (0.4)%		(39,191,723)

Total Investments, Net of Structured Options and Options Written - 100.4%		10,167,461,956
Liabilities in Excess of Other Assets - (0.4)%		(40,341,472)

Net Assets - 100.0%		$10,127,120,484

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Convertible security.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,001,683	—		(1,414,563)[1]	3,587,120	$3,587,120	—	$835
BlackRock Liquidity Series LLC, Money Market Series	$62,810,683	$11,039,105	[2]	—	$73,849,788	$73,849,788	—	$184,471
iShares Gold Trust	2,238,615	71,812		—	2,310,427	$35,950,244	—	—
iShares Silver Trust[3]	81,751	—		(81,751)	—	—	$2,539,699	—

[1]	Represents net shares sold.
[2]	Represents net beneficial interest purchased.
[3]	No longer held by the Fund as of report date.

See Notes to Consolidated Financial Statements.

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments (continued)

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(p)	Represents the current yield as of report date.
(q)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
24	Hang Seng Index	Hong Kong Futures Index	July 2012	USD	3,008,372	$79,552
223	MSCI Taiwan Index	Stock Exchange of Singapore	July 2012	USD	5,650,820	197,139
20	SGX MSCI Singapore Index	Stock Exchange of Singapore	July 2012	USD	1,048,668	32,123
155	DJ Euro Stoxx 50 Index	Eurex	September 2012	USD	4,423,236	244,798
23	FTSE 100 Index	Euronext LIFFE	September 2012	USD	1,989,466	11,201
95	Nikkei 225 Index	Chicago Mercantile	September 2012	USD	5,410,490	285,382
305	S&P 500 E-Mini Index	Chicago Mercantile	September 2012	USD	20,685,100	533,735
15	S&P TSE 60 Index	Montreal Exchange	September 2012	USD	1,948,924	26,292

Total						$1,410,222

•	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
351	DAX 30 Index	Eurex Mercantile	September 2012	USD	71,198,140	$(864,287)

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,974,519	USD	24,901	Deutsche Bank AG	7/02/12	$(199)
USD	1,494,392	AUD	1,489,091	Deutsche Bank AG	7/02/12	(29,692)
USD	6,816,063	EUR	5,480,913	Brown Brothers Harriman & Co.	7/02/12	(120,028)
USD	25,506	JPY	2,029,022	Brown Brothers Harriman & Co.	7/02/12	123
USD	33,909	JPY	2,697,447	Brown Brothers Harriman & Co.	7/02/12	163
USD	138,725	JPY	11,013,386	Brown Brothers Harriman & Co.	7/02/12	946
USD	398,638	MYR	1,273,849	Brown Brothers Harriman & Co.	7/02/12	(2,511)
USD	480,035	TRY	867,831	UBS AG	7/02/12	173
BRL	19,987,785	USD	9,888,579	Barclays Plc	7/03/12	63,019
BRL	19,987,785	USD	9,556,674	Barclays Plc	7/03/12	391,209
BRL	13,963,524	USD	6,908,190	JPMorgan Chase & Co.	7/03/12	44,025
BRL	13,963,524	USD	6,687,832	JPMorgan Chase & Co.	7/03/12	261,788
BRL	10,165,500	USD	5,029,189	UBS AG	7/03/12	32,051
BRL	10,165,500	USD	4,863,876	UBS AG	7/03/12	195,475
CAD	757,588	USD	743,937	Barclays Plc	7/03/12	183
EUR	65	USD	82	Brown Brothers Harriman & Co.	7/03/12	1
EUR	138	USD	173	Brown Brothers Harriman & Co.	7/03/12	1
USD	1,527,526	AUD	1,492,453	Credit Suisse Securities (USA) LLC	7/03/12	1
USD	9,888,579	BRL	19,987,785	Barclays Plc	7/03/12	(63,019)
USD	9,896,413	BRL	19,987,785	Barclays Plc	7/03/12	(51,471)
USD	53,925	BRL	108,632	Brown Brothers Harriman & Co.	7/03/12	(161)
USD	6,908,190	BRL	13,963,524	JPMorgan Chase & Co.	7/03/12	(44,025)
USD	6,909,557	BRL	13,963,524	JPMorgan Chase & Co.	7/03/12	(40,063)
USD	5,022,480	BRL	10,165,500	UBS AG	7/03/12	(36,870)
USD	5,029,189	BRL	10,165,500	UBS AG	7/03/12	(32,051)
USD	1,730	CAD	1,785	Brown Brothers Harriman & Co.	7/03/12	(23)
USD	250,034	HKD	1,939,432	Brown Brothers Harriman & Co.	7/03/12	41
USD	293,890	INR	16,224,173	Brown Brothers Harriman & Co.	7/03/12	3,316
USD	28,467	JPY	2,258,273	Brown Brothers Harriman & Co.	7/03/12	215
USD	30,206	JPY	2,396,279	Brown Brothers Harriman & Co.	7/03/12	229
USD	31,091	JPY	2,466,453	Brown Brothers Harriman & Co.	7/03/12	235
USD	40,006	JPY	3,173,709	Brown Brothers Harriman & Co.	7/03/12	303
USD	51,714	JPY	4,102,509	Brown Brothers Harriman & Co.	7/03/12	391
USD	59,620	JPY	4,729,616	Brown Brothers Harriman & Co.	7/03/12	451
USD	62,467	JPY	4,955,525	Brown Brothers Harriman & Co.	7/03/12	473

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	19

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

Foreign currency exchange contracts as of June 30, 2012 (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	63,133	JPY	5,008,348	Brown Brothers Harriman & Co.	7/03/12	$478
USD	87,338	JPY	6,928,500	Brown Brothers Harriman & Co.	7/03/12	661
USD	91,645	JPY	7,270,160	Brown Brothers Harriman & Co.	7/03/12	694
USD	106,858	JPY	8,477,055	Brown Brothers Harriman & Co.	7/03/12	809
USD	107,225	JPY	8,506,152	Brown Brothers Harriman & Co.	7/03/12	812
USD	114,181	JPY	9,057,968	Brown Brothers Harriman & Co.	7/03/12	864
USD	115,175	JPY	9,136,804	Brown Brothers Harriman & Co.	7/03/12	872
USD	143,149	JPY	11,356,006	Brown Brothers Harriman & Co.	7/03/12	1,083
USD	146,947	JPY	11,657,329	Brown Brothers Harriman & Co.	7/03/12	1,112
USD	154,974	JPY	12,294,065	Brown Brothers Harriman & Co.	7/03/12	1,173
USD	190,581	JPY	15,118,759	Brown Brothers Harriman & Co.	7/03/12	1,442
USD	191,924	JPY	15,225,323	Brown Brothers Harriman & Co.	7/03/12	1,453
USD	219,771	JPY	17,434,431	Brown Brothers Harriman & Co.	7/03/12	1,663
USD	264,623	JPY	20,992,544	Brown Brothers Harriman & Co.	7/03/12	2,003
USD	158,210	JPY	12,621,686	UBS AG	7/03/12	311
USD	21,847	SGD	27,768	Brown Brothers Harriman & Co.	7/03/12	(73)
USD	44,795	CAD	46,000	Brown Brothers Harriman & Co.	7/05/12	(387)
USD	287,882	EGP	1,747,154	Brown Brothers Harriman & Co.	7/05/12	(17)
USD	23,567	EGP	143,025	Brown Brothers Harriman & Co.	7/05/12	(1)
USD	135,483	HKD	1,051,239	Brown Brothers Harriman & Co.	7/05/12	(22)
USD	59,735	HKD	463,492	Brown Brothers Harriman & Co.	7/05/12	(10)
USD	22,901	HKD	177,696	Brown Brothers Harriman & Co.	7/05/12	(4)
USD	24,785,762	AUD	25,331,789	JPMorgan Chase & Co.	7/12/12	(1,125,547)
USD	9,647,457	AUD	9,864,475	UBS AG	7/12/12	(442,690)
USD	21,169,418	EUR	16,932,690	Credit Suisse Group AG	7/12/12	(282,426)
USD	15,602,595	EUR	12,417,900	Credit Suisse Group AG	7/12/12	(129,510)
USD	35,958,492	EUR	28,805,970	Deutsche Bank AG	7/12/12	(535,484)
USD	35,703,568	GBP	22,834,500	JPMorgan Chase & Co.	7/12/12	(112,719)
JPY	1,332,303,200	USD	16,884,474	Deutsche Bank AG	7/13/12	(190,727)
SGD	27,696,749	USD	21,503,687	HSBC Securities	7/13/12	349,460
SGD	20,752,656	USD	16,111,685	JPMorgan Chase & Co.	7/13/12	262,469
EUR	28,985,102	USD	36,406,940	Credit Suisse Group AG	7/19/12	316,005
JPY	1,391,096,100	USD	17,700,000	Credit Suisse Group AG	7/19/12	(268,073)
JPY	2,015,744,000	USD	25,641,357	UBS AG	7/19/12	(381,922)
USD	15,645,357	EUR	12,704,000	Credit Suisse Group AG	7/19/12	(450,094)
USD	15,769,221	EUR	12,704,000	Credit Suisse Group AG	7/19/12	(326,230)
USD	12,200,000	EUR	9,856,595	Credit Suisse Group AG	7/19/12	(287,904)
USD	15,903,616	EUR	12,645,100	Credit Suisse Group AG	7/19/12	(117,212)
USD	7,973,228	JPY	627,198,000	Credit Suisse Group AG	7/19/12	113,764
CHF	17,226,743	EUR	14,355,619	UBS AG	7/20/12	(18,895)
USD	8,600,950	EUR	6,782,869	Barclays Plc	7/20/12	7,262
USD	8,132,544	EUR	6,400,000	Barclays Plc	7/20/12	23,940
USD	7,601,318	EUR	5,989,440	JPMorgan Chase & Co.	7/20/12	12,881
USD	30,864,099	EUR	24,289,148	JPMorgan Chase & Co.	7/20/12	90,494
USD	8,670,646	GBP	5,605,900	Deutsche Bank AG	7/20/12	(122,127)
USD	12,739,263	GBP	8,227,000	Goldman Sachs Group, Inc.	7/20/12	(164,666)
USD	12,922,875	AUD	12,726,630	Barclays Bank Plc	7/26/12	(77,664)
USD	17,612,981	EUR	14,087,680	UBS AG	7/26/12	(236,523)
USD	10,502,900	EUR	8,274,300	UBS AG	7/26/12	19,119
USD	41,617,328	GBP	26,423,700	Deutsche Bank AG	7/26/12	172,754
USD	18,194,358	GBP	11,553,000	JPMorgan Chase & Co.	7/26/12	73,914
USD	4,744,130	MXN	62,734,000	JPMorgan Chase & Co.	7/26/12	77,376
USD	12,292,107	MXN	163,110,110	JPMorgan Chase & Co.	7/26/12	158,419
USD	9,602,726	MXN	126,828,000	JPMorgan Chase & Co.	7/26/12	168,048
USD	51,372,061	AUD	51,238,840	UBS AG	8/02/12	(934,928)
USD	9,495,926	BRL	19,987,785	Barclays Plc	8/02/12	(388,638)
USD	4,833,004	BRL	10,165,500	UBS AG	8/02/12	(194,143)
USD	26,421,162	EUR	21,131,520	UBS AG	8/02/12	(354,573)
CHF	19,179,504	EUR	15,977,860	Credit Suisse Group AG	8/03/12	(10,310)
CHF	30,550,802	EUR	25,451,367	UBS AG	8/03/12	(16,959)
SGD	15,705,840	USD	12,307,687	JPMorgan Chase & Co.	8/03/12	84,388
USD	26,202,421	AUD	26,098,029	Deutsche Bank AG	8/03/12	(437,141)

See Notes to Consolidated Financial Statements.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

Foreign currency exchange contracts as of June 30, 2012 (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,769,100	JPY	1,890,000,000	Deutsche Bank AG	8/06/12	$79,326
USD	6,310,566	MXN	82,930,300	Deutsche Bank AG	8/23/12	157,787
MXN	364,856,030	USD	26,214,688	Credit Suisse Group AG	9/06/12	819,121
USD	27,258,575	MXN	364,856,030	Credit Suisse Group AG	9/06/12	224,766
MXN	251,270,420	USD	17,939,174	UBS AG	10/18/12	606,511
USD	19,035,926	MXN	251,270,420	UBS AG	10/18/12	490,242
USD	23,803,227	JPY	1,890,000,000	Deutsche Bank AG.	11/09/12	80,203
AUD	28,239,000	USD	27,562,676	JPMorgan Chase & Co.	11/15/12	1,005,526
USD	14,772,921	AUD	14,631,000	Goldman Sachs Group, Inc.	11/15/12	(28,643)
USD	14,483,098	AUD	14,279,050	Goldman Sachs Group, Inc.	11/15/12	37,587
USD	27,597,975	AUD	28,239,000	JPMorgan Chase & Co.	11/15/12	(970,228)

Total						$(2,584,999)

•	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 18	5.00%	Deutsche Bank AG	6/20/17	USD	24,986	$(896,138)
Dow Jones CDX North America High Yield Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	USD	24,969	(864,907)

Total						$(1,761,045)

•	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
1.29%[1]	3-Month LIBOR	Deutsche Bank AG	6/22/16	USD	63,983	$42,920
1.32%[1]	3-Month LIBOR	Deutsche Bank AG	6/22/16	USD	63,984	57,733
1.28%[1]	3-Month LIBOR	UBS AG	6/22/16	USD	159,818	78,135

Total						$178,788

[1]	Fund pays a floating rate and receives fixed rate.

•	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Amount		Counterparty	Expiration Date	Contract Amount		Unrealized Appreciation
HSCEI Dividend Point Index Futures December 2012	Receives	HKD	35,288,625	Citigroup, Inc.	12/31/12	HKD	2,085	$484,775
SGX Nikkei Stock Average Dividend Point Index Futures December 2013	Receives	JPY	434,255,500	Citigroup, Inc.	3/31/14	JPY	265	1,129,779

Total								$1,614,554

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	21

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierachy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$6,543,250	—	—	$6,543,250
Australia	—	$57,867,165	—	57,867,165
Belgium	—	3,639,718	—	3,639,718
Brazil	138,740,859	—	—	138,740,859
Canada	229,345,752	—	$4	229,345,756
Chile	4,793,131	—	—	4,793,131
China	—	89,616,688	—	89,616,688
Egypt	2,825,127	—	—	2,825,127
France	20,335,935	117,991,237	—	138,327,172
Germany	—	196,617,043	—	196,617,043
Hong Kong	—	72,536,231	—	72,536,231
India	—	2,865,148	—	2,865,148
Indonesia	—	6,147,780	—	6,147,780
Ireland	7,725,347	—	—	7,725,347
Israel	24,388,997	—	—	24,388,997
Italy	—	46,590,028	—	46,590,028
Japan	—	590,408,041	—	590,408,041
Kazakhstan	—	11,202,233	—	11,202,233
Luxembourg	—	1,294,554	—	1,294,554
Malaysia	—	34,587,766	—	34,587,766
Mexico	25,174,668	—	—	25,174,668
Netherlands	18,956,460	29,208,070	—	48,164,530
Norway	—	12,724,520	—	12,724,520
Philippines	4,586,514	—	—	4,586,514
Portugal	—	2,771,746	—	2,771,746
Russia	13,935,781	12,036,886	—	25,972,667
Singapore	—	90,577,714	—	90,577,714
South Africa	11,299,945	6,605,757	—	17,905,702
South Korea	19,794,176	69,547,815	—	89,341,991
Sweden	—	2,713,157	—	2,713,157
Switzerland	5,649,401	89,508,304	—	95,157,705
Taiwan	12,484,845	34,875,088	—	47,359,933
Thailand	23,800,173	11,864	—	23,812,037
Turkey	—	6,235,424	—	6,235,424
United Arab Emirates	3,015,143	—	—	3,015,143
United Kingdom	109,006,871	219,220,692	8,778,410	337,005,973
United States	3,395,882,026	—	—	3,395,882,026
Corporate Bonds	—	555,787,879	43,668,145	599,456,024
Floating Rate Loan Interests	—	3,776,447	18,963,989	22,740,436
Foreign Agency Obligations	—	918,974,394	—	918,974,394
Non-Agency Mortgage-Backed Securities	—	9,174,524	—	9,174,524
US Treasury Obligations	—	713,496,279	—	713,496,279
Investment Companies	219,811,574	—	—	219,811,574
Preferred Securities	95,421,115	13,874,859	—	109,295,974
Warrants	642,093	422,723	—	1,064,816
Short-Term Securities:
Foreign Agency Obligations	—	196,296,719	—	196,296,719
Money Market Funds	3,587,120	73,849,788	—	77,436,908
Time Deposits	—	7,466,724	—	7,466,724
US Treasury Obligations	—	1,399,189,287	—	1,399,189,287

Total	$4,397,746,303	$5,699,710,292	$71,410,548	$10,168,867,143

See Notes to Consolidated Financial Statements.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$20,720,874	$15,864,316	—	$36,585,190
Foreign currency exchange contracts	—	11,755,232	—	11,755,232
Interest rate contracts	—	178,798	—	178,798
Liabilities:
Credit contracts	—	(1,761,045)	—	(1,761,045)
Equity contracts	(23,391,041)	(15,204,044)	—	(38,595,085)
Foreign currency exchange contracts	—	(11,548,676)	—	(11,548,676)
Interest rate contracts	—	(26,368)	—	(26,368)

Total	$(2,670,167)	$(741,787)	—	$(3,411,954)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$2,341,499	—	—	$2,341,499
Liabilities:
Collateral on securities loaned at value	—	$(73,849,788)	—	(73,849,788)
Cash collateral held for swaps	—	(6,700,000)	—	(6,700,000)

Total	$2,341,499	$(80,549,788)	—	$(78,208,289)

There were no transfers between levels during the period ended June 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	23

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Consolidated Statement of Assets and Liabilities June 30, 2012 (Unaudited)

Assets:
Investments at value - unaffiliated (including securities loaned of $73,324,311) (cost - $9,666,788,936)	$10,094,354,043
Investments at value - affiliated (cost - $110,019,189)	113,387,152
Investments sold receivable	62,648,801
Interest receivable	31,973,875
Dividends receivable	8,775,504
Unrealized appreciation on foreign currency exchange contracts	6,441,604
Capital shares sold receivable	3,602,327
Swaps premiums paid	3,519,291
Foreign currency at value (cost - $2,337,441)	2,341,499
Unrealized appreciation on swaps	1,793,342
Securities lending income receivable - affiliated	26,951
Prepaid expenses	35,879

Total assets	10,328,900,268

Liabilities:
Collateral on securities loaned at value	73,849,788
Investments purchased payable	56,284,255
Options written at value (premiums received - $42,697,083)	39,191,723
Unrealized depreciation on foreign currency exchange contracts	9,026,603
Cash collateral held for swaps	6,700,000
Investment advisory fees payable	5,115,832
Capital shares redeemed payable	2,500,270
Unrealized depreciation on swaps	1,761,045
Variation margin payable	1,728,359
Distribution fees payable	1,662,873
Structured options at value (cost - $0)	1,087,516
Swaps payable	78,382
Other affiliates payable	43,165
Other accrued expenses payable	2,749,973

Total liabilities	201,779,784

Net Assets	$10,127,120,484

Net Assets Consist of:
Paid-in capital	$9,677,829,217
Undistributed net investment income	64,410,066
Accumulated net realized loss	(45,732,758)
Net unrealized appreciation/depreciation	430,613,959

Net Assets	$10,127,120,484

Net Asset Value:
Class I - Based on net assets of $1,811,150,130 and 117,492,717 shares outstanding, 200 million shares authorized, $0.10 par value	$15.41

Class II - Based on net assets of $41,765,958 and 2,714,801 shares outstanding, 200 million shares authorized, $0.10 par value	$15.38

Class III - Based on net assets of $8,274,204,396 and 602,049,608 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$13.74

See Notes to Consolidated Financial Statements.

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Consolidated Statement of Operations Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends - unaffiliated	$91,050,956
Foreign taxes withheld	(4,763,182)
Interest	49,414,947
Securities lending - affiliated	184,471
Dividends - affiliated	835

Total income	135,888,027

Expenses:
Investment advisory	31,857,294
Distribution - Class II	23,367
Distribution - Class III	10,305,274
Transfer agent - Class I	238,532
Transfer agent - Class II	7,658
Transfer agent - Class III	2,474,468
Custodian	1,072,951
Accounting services	1,031,234
Printing	322,546
Professional	114,161
Officer and Directors	92,911
Registration	6,302
Miscellaneous	237,608

Total expenses	47,784,306
Less fees waived by advisor	(169)
Less transfer agent fees reimbursed - class I	(28,938)
Less transfer agent fees reimbursed - class II	(3,636)
Less transfer agent fees reimbursed - class III	(1,522,073)

Total expenses after fees waived and reimbursed	46,229,490

Net investment income	89,658,537

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	17,475,502
Investments - affiliated	2,539,699
Financial futures contracts	(13,583,963)
Foreign currency transactions	11,855,683
Options written and structured options	21,656,679
Swaps	3,109,294

43,052,894

Net change in unrealized appreciation/depreciation on:
Investments	208,009,853
Financial futures contracts	276,471
Foreign currency transactions	(13,717,544)
Options written and structured options	3,874,048
Swaps	(580,723)

197,862,105

Total realized and unrealized gain	240,914,999

Net Increase in Net Assets Resulting from Operations	$330,573,536

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	25

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Operations:
Net investment income	$89,658,537	$137,386,540
Net realized gain	43,052,894	239,476,449
Net change in unrealized appreciation/depreciation	197,862,105	(744,324,240)

Net increase (decrease) in net assets resulting from operations	330,573,536	(367,461,251)

Dividends and Distribution to Shareholders From:
Net investment income:
Class I	—	(40,718,447)
Class II	—	(564,052)
Class III	—	(182,962,615)
Net realized gain:
Class I	—	(39,352,619)
Class II	—	(572,753)
Class III	—	(194,465,359)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(458,635,845)

Capital Share Transactions:
Net increase in net assets derived from capital share transactions	328,892,373	2,387,328,653

Net Assets:
Total increase in net assets	659,465,909	1,561,231,557
Beginning of period	9,467,654,575	7,906,423,018

End of period	$10,127,120,484	$9,467,654,575

Undistributed (Distribution in excess of) net investment income	$64,410,066	$(25,248,471)

See Notes to Consolidated Financial Statements.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Financial Highlights

	Class I
	Six Months Ended June 30, 2012[1] (Unaudited)	Year Ended December 31,
		2011[1]	2010[1]	2009[1]	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$14.87	$16.15	$14.92	$12.52	$16.03	$14.78

Net investment income[2]	0.15	0.28	0.26	0.27	0.27	0.32
Net realized and unrealized gain (loss)	0.39	(0.84)	1.24	2.39	(3.39)	2.19

Net increase (decrease) from investment operations	0.54	(0.56)	1.50	2.66	(3.12)	2.51

Dividends and distributions from:
Net investment income	—	(0.36)	(0.19)	(0.24)	(0.33)	(0.47)
Net realized gain	—	(0.36)	(0.08)	—	(0.06)	(0.79)
Tax return of capital	—	—	—	(0.02)	—	—

Total dividends and distributions	—	(0.72)	(0.27)	(0.26)	(0.39)	(1.26)

Net asset value, end of period	$15.41	$14.87	$16.15	$14.92	$12.52	$16.03

Total Investment Return:[3]
Based on net asset value	3.63%[4]	(3.49)%	10.05%	21.30%	(19.48)%	17.01%

Ratios to Average Net Assets:
Total expenses	0.72%[5]	0.69%	0.71%	0.74%	0.80%	0.78%

Total expenses after fees waived and reimbursed	0.71%[5]	0.69%	0.71%	0.74%	0.80%	0.78%

Total expenses after fees waived and reimbursed and excluding dividend expense	0.71%[5]	0.69%	0.71%	0.74%	0.80%	0.78%

Net investment income	1.98%[5]	1.75%	1.75%	1.99%	1.81%	2.03%

Supplemental Data:
Net assets, end of period (000)	$1,811,150	$1,737,294	$1,403,484	$855,977	$589,326	$755,675

Portfolio turnover	22%	31%	28%	26%	31%	34%

[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	27

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Financial Highlights (continued)

	Class II
	Six Months Ended June 30, 2012[1] (Unaudited)	Year Ended December 31,
		2011[1]	2010[1]	2009[1]	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$14.85	$16.13	$14.91	$12.53	$16.03	$14.78

Net investment income[2]	0.14	0.26	0.24	0.24	0.25	0.30
Net realized and unrealized gain (loss)	0.39	(0.84)	1.23	2.39	(3.39)	2.19

Net increase (decrease) from investment operations	0.53	(0.58)	1.47	2.63	(3.14)	2.49

Dividends and distributions from:
Net investment income	—	(0.34)	(0.17)	(0.22)	(0.30)	(0.45)
Net realized gain	—	(0.36)	(0.08)	—	(0.06)	(0.79)
Tax return of capital	—	—	—	(0.03)	—	—

Total dividends and distributions	—	(0.70)	(0.25)	(0.25)	(0.36)	(1.24)

Net asset value, end of period	$15.38	$14.85	$16.13	$14.91	$12.53	$16.03

Total Investment Return:[3]
Based on net asset value	3.57%[4]	(3.63)%	9.88%	21.05%	(19.57)%	16.82%

Ratios to Average Net Assets:
Total expenses	0.89%[5]	0.84%	0.86%	0.89%	0.95%	0.93%

Total expenses after fees waived and reimbursed	0.87%[5]	0.84%	0.86%	0.89%	0.95%	0.93%

Total expenses after fees waived and reimbursed and excluding dividend expense	0.87%[5]	0.84%	0.86%	0.89%	0.95%	0.93%

Net investment income	1.83%[5]	1.60%	1.60%	1.76%	1.69%	1.90%

Supplemental Data:
Net assets, end of period (000)	$41,766	$25,768	$19,019	$7,843	$1,544	$1,521

Portfolio turnover	22%	31%	28%	26%	31%	34%

[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Consolidated Financial Statements.

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Financial Highlights (concluded)

	Class III
	Six Months Ended June 30, 2012[1] (Unaudited)	Year Ended December 31,
		2011[1]	2010[1]	2009[1]	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$13.28	$14.49	$13.42	$11.30	$14.53	$13.51

Net investment income[2]	0.12	0.22	0.20	0.21	0.21	0.24
Net realized and unrealized gain (loss)	0.34	(0.74)	1.10	2.15	(3.07)	2.02

Net increase (decrease) from investment operations	0.46	(0.52)	1.30	2.36	(2.86)	2.26

Dividends and distributions from:
Net investment income	—	(0.33)	(0.15)	(0.22)	(0.31)	(0.45)
Net realized gain	—	(0.36)	(0.08)	—	(0.06)	(0.79)
Tax return of capital	—	—	—	(0.02)	—	—

Total dividends and distributions	—	(0.69)	(0.23)	(0.24)	(0.37)	(1.24)

Net asset value, end of period	$13.74	$13.28	$14.49	$13.42	$11.30	$14.53

Total Investment Return:[3]
Based on net asset value	3.46%[4]	(3.64)%	9.76%	20.92%	(19.67)%	16.75%

Ratios to Average Net Assets:
Total expenses	1.00%[5]	0.94%	0.96%	0.99%	1.03%	1.04%

Total expenses after fees waived and reimbursed	0.96%[5]	0.94%	0.96%	0.99%	1.03%	1.04%

Total expenses after fees waived and reimbursed and excluding dividend expense	0.96%[5]	0.94%	0.96%	0.99%	1.03%	1.04%

Net investment income	1.73%[5]	1.50%	1.50%	1.75%	1.66%	1.67%

Supplemental Data:
Net assets, end of period (000)	$8,274,204	$7,704,593	$6,483,920	$4,547,181	$1,820,988	$333,475

Portfolio turnover	22%	31%	28%	26%	31%	34%

[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Consolidated Financial Statements.

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	29

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland Corporation. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for the BlackRock Global Allocation V.I. Fund (the “Fund”), and are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and still satisfy Regulated Investment Company (“RIC”) tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Inter-company accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and

(vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those investments but

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	31

are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed

Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

Capital Trusts: The Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

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Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Consolidated Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Consolidated Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on its cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps, short sales, structured options and options written), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Consolidated Statement of Operations.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Consolidated Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the consolidated financial statements. The guidance is effective for consolidated financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s consolidated financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated

Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (commodity price risk and inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Fund also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be executed on a registered financial and commodities exchange (“centrally cleared swaps”). In a centrally cleared swap, the Fund typically enters into an agreement with a counterparty; however, performance is guaranteed by the central clearinghouse reducing or eliminating the Fund’s exposure to the credit risk of the counterparty. These payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

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Credit default swaps - The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	37

underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

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Total return swaps - The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps - The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Cross-currency swaps - The Fund enters into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Value of Derivative Financial Instruments as of June 30, 2012
	Asset Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/depreciation[1]; Unrealized appreciation on swaps; Investments at value - unaffiliated[2]	$36,585,190

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts; Investments at value - unaffiliated[2]	11,755,232

Interest rate contracts	Unrealized appreciation on swaps; Investments at value - unaffiliated[2]	178,798

Total		$48,519,220

	Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value
Credit contracts	Unrealized depreciation on swaps	$(1,761,045)

Equity contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on swaps; Options written at value; Structured options at value;	(38,595,085)

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts; Options written at value	(11,548,676)

Interest rate contracts	Unrealized depreciation on swaps; options written at value	(26,368)

Total		$(51,931,174)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended June 30, 2012
Net Realized Gain (Loss) From
Credit contracts:
Swaps	$381,698
Equity contracts:
Financial futures contracts	(13,583,963)
Swaps	331,486
Foreign currency exchange contracts:
Foreign currency transactions	13,731,848
Options[1]	(1,926,981)
Swaps	(24,639)
Interest rate contracts:
Options[1]	(2,646,175)
Swaps	2,420,749

Total	$(1,315,977)

Net Change in Unrealized Appreciation/Depreciation on
Credit contracts:
Swaps	$(1,761,045)
Equity contracts:
Financial futures contracts	276,471
Options[1]	(8,528,064)
Swaps	1,418,092
Foreign currency exchange contracts:
Foreign currency transactions	(6,424,241)
Option[1]	1,360,740
Swaps	(15,375)
Interest rate contracts:
Option[1]	79,611
Swaps	(222,395)

Total	$(13,816,206)

[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	868
Average number of contracts sold	176
Average notional value of contracts purchased	$44,099,802
Average notional value of contracts sold	$35,599,070
Foreign currency contracts:
Average number of contracts - US dollars purchased	62
Average number of contracts - US dollars sold	23
Average US dollar amounts purchased	$690,422,943
Average US dollar amounts sold	$310,914,789
Options:
Average number of option contracts purchased	82,510,186
Average number of option contracts written	162,500,425
Average notional value of option contracts purchased	$9,223,714,856
Average notional value of option contracts written	$1,113,489,975
Average number of swaption contracts purchased	1
Average number of swaption contracts written	1
Average notional value of swaption contracts purchased	$40,592,281
Average notional value of swaption contracts written	$40,592,281
Structured options:
Average number of units	58,309
Average notional value	$17,028,059
Credit default swaps:
Average number of contracts - buy protection	1
Average notional value - buy protection	$24,977,498
Interest rate swaps:
Average number of contracts - receives fixed rate	5
Average notional value - receives fixed rate	$337,846,831
Total return swaps:
Average number of contracts	3
Average notional value	$11,541,850

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $6 billion	0.65%
$6 billion - $8 billion	0.61%
$8 billion - $10 billion	0.59%
$10 billion - $15 billion	0.57%
Greater than $15 billion	0.55%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets which includes the assets of the Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Manager voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of net assets as follows: 1.25% for Class I Shares, 1.40% for Class II Shares and 1.50% for Class III Shares. This voluntary waiver and/or reimbursement may be reduced or discontinued at any time without notice.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	39

companies, if any. This amount is shown as fees waived by advisor in the Consolidated Statement of Operations.

For the six months ended June 30, 2012, the Fund reimbursed the Manager $45,443 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

The Company, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.15% and 0.25%, respectively, based upon the average daily net assets attributable to Class II and Class III.

The Manager, on behalf of the Fund, entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to sub-accounts they service. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organization. For the six months ended June 30, 2012, the Fund did not pay any amounts to affiliates in return for these services. However, the Manager has voluntarily agreed to reimburse such fees in order to limit such expenses as a percentage of average daily net assets as follows:

Class I	0.07%
Class II	0.07%
Class III	0.07%

This voluntary reimbursement may be reduced or discontinued at any time. These amounts are shown as transfer agent fees reimbursed - class specific in the Consolidated Statement of Operations.

The Company, on behalf of the Fund, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Consolidated Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Consolidated Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Fund is shown as securities lending - affiliated in the Consolidated Statement of Operations. For the six months ended June 30, 2012, BIM received $99,330 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including pay-downs and excluding short-term securities and US government securities for the six months ended June 30, 2012, were $1,598,061,302 and $1,724,806,130, respectively.

Purchases and sales of US government securities for the Fund for the six months ended June 30, 2012, were $289,373,433 and $360,260,509, respectively. Transactions in options written for the six months ended June 30, 2012, were as follows:

	Calls
	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	2,436,793	—	$20,863,171
Options written	2,354,442	JPY 126,479,000	21,867,137
Options exercised	(33,981)	—	(1,540,805)
Options expired	(2,000,025)	—	(3,433,166)
Options closed	(2,238,373)	—	(20,235,356)

Outstanding options, end of period	518,856	JPY 126,479,000	$17,520,981

	Puts
	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	4,434,084	JPY 3,301,281,000	$18,870,809
Options written	2,306,886	126,479,000	41,545,594
Options exercised	(2,323)	—	(256,535)
Options expired	(2,249,000)	—	(6,552,539)
Options closed	(3,869,880)	—	(28,431,227)

Outstanding options, end of period	619,767	JPY 3,427,760,000	$25,176,102

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

As of June 30, 2012, the value of portfolio securities subject to cover call options written was $163,883,191.

5. Income Tax Information:

As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,834,719,051

Gross unrealized appreciation	$880,274,897
Gross unrealized depreciation	(513,608,553)

Net unrealized appreciation	$366,666,344

6. Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The Fund did not borrow under the credit agreement during the six months ended June 30, 2012.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Consolidated Schedule of Investments for concentrations in specific countries.

As of June 30, 2012, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments
Foreign Agency Obligations	11%
Oil, Gas, & Consumable Fuels	10
US Treasury Obligations	8
Pharmaceuticals	5
Other[1]	66

[1]	All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
Class I	Shares	Amount	Shares	Amount
Shares sold	4,400,700	$68,816,281	30,207,326	$492,191,630
Shares issued in reinvestment of dividends and distributions	—	—	5,337,397	80,071,066
Shares redeemed	(3,724,853)	(57,768,286)	(5,649,450)	(90,812,935)

Net increase	675,847	$11,047,995	29,895,273	$481,449,761

Class II
Shares sold	2,164,597	$33,193,034	845,732	$13,617,451
Shares issued in reinvestment of dividends and distributions	—	—	75,912	1,136,806
Shares redeemed	(1,184,548)	(18,577,367)	(366,001)	(5,877,067)

Net increase	980,049	$14,615,667	555,643	$8,877,190

JUNE 30, 2012	BLACKROCK VARIABLE SERIES FUNDS, INC.	41

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
Class III	Shares	Amount	Shares	Amount
Shares sold	43,947,439	$612,258,718	157,222,916	$2,279,604,233
Shares issued in reinvestment of dividends and distributions	—	—	28,175,267	377,427,973
Shares redeemed	(22,237,348)	(309,030,007)	(52,402,350)	(760,030,504)

Net increase	21,710,091	$303,228,711	132,995,833	$1,897,001,702

Total net increase	23,365,987	$328,892,373	163,446,749	$2,387,328,653

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s consolidated financial statements was completed through the date the consolidated financial statements were issued and the following items were noted:

The Fund paid a long-term capital gain on July 20, 2012 to Shareholders of record on July 18, 2012 as follows:

Class I	$0.001050
Class II	$0.001050
Class III	$0.001050

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2012

BlackRock Variable Series Funds, Inc.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Balanced Capital V.I. Fund (the “Balanced Capital V.I. Fund”), BlackRock Basic Value V.I. Fund (the “Basic Value V.I. Fund”), BlackRock Capital Appreciation V.I. Fund (the “Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (the “Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund (the “Global Allocation V.I. Fund”), BlackRock Global Opportunities V.I. Fund (the “Global Opportunities V.I. Fund”), BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”), BlackRock International V.I. Fund (the “International V.I. Fund”), BlackRock Large Cap Core V.I. Fund (the “Large Cap Core V.I. Fund”), BlackRock Large Cap Growth V.I. Fund (the “Large Cap Growth V.I. Fund”), BlackRock Large Cap Value V.I. Fund (the “Large Cap Value V.I. Fund”), Black-Rock Money Market V.I. Fund (the “Money Market V.I. Fund”), BlackRock S&P 500 Index V.I. Fund (the “S&P 500 Index V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”), BlackRock U.S. Government Bond V.I. Fund (the “U.S. Government Bond V.I. Fund”) and BlackRock Value Opportunities V.I. Fund (the “Value Opportunities V.I. Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Variable Series Funds, Inc. (the “Corporation”), met on April 10, 2012 and May 8-9, 2012 to consider the approval of the Corporation’s investment advisory agreements (collectively, the “Advisory Agreements”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock Investment Management, LLC; (b) BlackRock Financial Management, Inc.; and (c) BlackRock International Limited (collectively, the “Sub-Advisors”) with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three-and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 10, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and, for the S&P 500 Index V.I. Fund, the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 10, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 10, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 8-9, 2012 Board meeting.

At an in-person meeting held on May 8-9, 2012, the Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of each Fund, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each Fund, as applicable, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 10, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category, and, for the S&P 500 Index V.I. Fund, the gross investment performance of the Fund compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the Balanced Capital V.I. Fund ranked in the first, fourth and third quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Balanced Capital V.I. Fund’s under-performance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the Balanced Capital V.I. Fund’s performance was affected by the under-performance of the Balanced Capital V.I. Fund’s equity segment during these periods. The bulk of the underperformance for the Balanced Capital V.I. Fund’s equity segment was concentrated over the 18-month period ended August 31, 2010. During this time, cheap stocks with improving fundamentals noticeably underperformed more expensive stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.

The Board and BlackRock discussed BlackRock’s strategy for improving the Balanced Capital V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Balanced Capital V.I. Fund’s portfolio managers and to improve the Balanced Capital V.I. Fund’s performance.

The Board noted that the Basic Value V.I. Fund ranked in the third, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Basic Value V.I. Fund’s underperformance during the one-year period and will monitor closely the Basic Value V.I. Fund’s performance in the coming year.

The Board noted that the Capital Appreciation V.I. Fund ranked in the fourth, fourth and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Capital Appreciation V.I. Fund’s underperformance during the one-and three-year periods compared with its Peers. The Board was informed that, among other things, the portfolio’s aggressive positioning generated relative underperformance as investors sold more volatile high growth holdings in favor of more defensive dividend yielding companies. The increased importance of macroeconomic developments overshadowed company results during 2011, making it a challenging backdrop for the bottom-up stock pickers.

The Board and BlackRock discussed BlackRock’s strategy for improving the Capital Appreciation V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Capital Appreciation V.I. Fund’s portfolio managers and to improve the Capital Appreciation V.I. Fund’s performance.

The Board noted that the Equity Dividend V.I. Fund ranked in the first, fourth and first quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively.

The Board noted that the Global Allocation V.I. Fund ranked in the second, fourth and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Global Opportunities V.I. Fund ranked in the fourth, fourth and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Global Opportunities V.I. Fund’s underperformance during the one- and three-year periods compared with its Peers. The Board was informed that, among other things, underperformance in the one-year period can be attributed to being long coal and short integrated oils in the first quarter, greater economic sensitivity within industrials and materials than realized, and greater exposure to BRIC (Brazil, Russia, India and China) end-markets relative to the benchmark in the third quarter. During the one-year period ended June 2010, the Global Opportunities V.I. Fund’s poorly timed adjustments to portfolio risks during the risk-on/risk-off environment was a major detractor to the three-year performance.

The Board and BlackRock discussed BlackRock’s strategy for improving the Global Opportunities V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Global Opportunities V.I. Fund’s portfolio managers and to improve the Global Opportunities V.I. Fund’s performance.

The Board noted that the High Yield V.I. Fund ranked in the third, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the High Yield V.I. Fund’s underperformance during the one-year period and will monitor closely the High Yield V.I. Fund’s performance in the coming year.

The Board noted that the International V.I. Fund ranked in the second, second and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Large Cap Core V.I. Fund ranked in the first, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Large Cap Core V.I. Fund’s underperformance during the three- and five-year periods compared with its Peers. Black-Rock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.

The Board and BlackRock discussed BlackRock’s strategy for improving the Large Cap Core V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Large Cap Core V.I. Fund’s portfolio managers and to improve the Large Cap Core V.I. Fund’s performance.

The Board noted that the Large Cap Growth V.I. Fund ranked in the first, second and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Large Cap Value V.I. Fund ranked in the second, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Large Cap Value V.I. Fund’s underperformance during the three- and five-year periods compared with its Peers. Black-Rock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.

The Board and BlackRock discussed BlackRock’s strategy for improving the Large Cap Value V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Large Cap Value V.I. Fund’s portfolio managers and to improve the Large Cap Value V.I. Fund’s performance.

The Board noted that the Money Market V.I. Fund ranked in the third, second and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Money Market V.I. Fund’s underperformance during the one-year period and will monitor closely the Money Market V.I. Fund’s performance in the coming year.

The Board noted that the S&P 500 Index V.I. Fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported. Based on its discussions with BlackRock and the Board’s review of the S&P 500 Index V.I. Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the S&P 500 Index V.I. Fund’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the S&P 500 Index V.I. Fund’s relative performance.

The Board noted that the Total Return V.I. Fund ranked in the fourth, first and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Total Return V.I. Fund’s underperformance during the one- and five-year periods compared with its Peers. The Board was informed that, among other things, the Total Return V.I. Fund maintained a shorter duration bias and underweight Treasuries relative to its peer universe throughout most of the one-year period. While this duration stance was beneficial in the earlier half of the period, the overall impact on performance for the one-year period was negative as interest rates declined to historically low levels in the latter half due to fears of a global economic slowdown and persistent sovereign debt problems in Europe. For the five-year period the Total Return V.I. Fund’s underperformance was primarily due to the significant exposure to non-government debt during the financial crisis in 2008. Most notably the Total Return V.I. Fund’s allocation to non-agency mortgages, commercial mortgage backed securities and asset-backed securities which all dramatically underperformed Treasuries that year.

The Board and BlackRock discussed BlackRock’s strategy for improving the Total Return V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Total Return V.I. Fund’s portfolio managers and to improve the Total Return V.I. Fund’s performance.

The Board noted that the U.S. Government Bond V.I. Fund ranked in the third, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the U.S. Government Bond V.I. Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, under-performance during the five-year period was primarily due to the U.S. Government Bond V.I. Fund’s significant exposure to non-government debt during the financial crisis in 2008. Most notably the underperformance was due to a large allocation to non-agency mortgages and commercial mortgage backed securities which both dramatically under-performed. For the one- and three-year periods the U.S. Government Bond V.I. Fund’s under-performance compared to the peer group was primarily driven by its shorter duration positioning. The European sovereign debt crisis and growing concerns over slowing global growth drove U.S. Treasury prices higher benefitting those peers who maintained a greater exposure to Treasuries and longer durations.

The Board and BlackRock discussed BlackRock’s strategy for improving the U.S. Government Bond V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the U.S. Government Bond V.I. Fund’s portfolio managers and to improve the U.S. Government Bond V.I. Fund’s performance.

The Board noted that the Value Opportunities V.I. Fund ranked in the second, second and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Balanced Capital V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Balanced Capital V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Balanced Capital V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Balanced Capital V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Balanced Capital V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Basic Value V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Basic Value V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Basic Value V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Basic Value V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Basic Value V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Capital Appreciation V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Capital Appreciation V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Capital Appreciation V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Capital Appreciation V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Capital Appreciation V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Equity Dividend V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Equity Dividend V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Equity Dividend V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Equity Dividend V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Equity Dividend V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Global Allocation V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Global Allocation V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Global Allocation V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Global Allocation V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Global Allocation V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Global Opportunities V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Global Opportunities V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Global Opportunities V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Global Opportunities V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Global Opportunities V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the High Yield V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of Total Return V.I. Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the High Yield V.I.

Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the International V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the International V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the International V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the International V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the International V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Large Cap Core V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Large Cap Core V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Large Cap Core V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Large Cap Core V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Large Cap Core V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Large Cap Growth V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Large Cap Growth V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Large Cap Growth V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Large Cap Growth V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Large Cap Growth V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Large Cap Value V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Large Cap Value V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board also noted that the Large Cap Value V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Large Cap Value V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Large Cap Value V.I. Fund’s total net expenses on a class-by-class basis, as applicable. Additionally, the Board noted that after discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a voluntary advisory fee reduction effective June 1, 2012.

The Board noted that the Money Market V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Money Market V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Money Market V.I. Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual management fee ratio paid by the Money Market V.I. Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board further noted that the Money Market V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Money Market V.I. Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Money Market V.I. Fund’s total net expenses on a class-by-class basis, as applicable. Moreover, the Board noted that BlackRock has voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Money Market V.I. Fund to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

The Board noted that the S&P 500 Index V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the S&P 500 Index V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the S&P 500 Index V.I. Fund’s total net expenses on a class-by-class basis, as applicable. Additionally, the Board noted that BlackRock has voluntarily agreed to waive management fees for the S&P 500 Index V.I. Fund.

The Board noted that the Total Return V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Total Return V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield V.I. Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Total Return V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the U.S. Government Bond V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the U.S. Government Bond V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the U.S. Government Bond V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the U.S. Government Bond V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the U.S. Government Bond V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Value Opportunities V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Value Opportunities V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Value Opportunities V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Value Opportunities V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Value Opportunities V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps.

The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of revised breakpoints, or with respect to the S&P 500 Index V.I. Fund, through the use of contractual breakpoints and/or revised voluntary breakpoints, in the advisory fee based upon the asset level of each Fund, and in the case of High Yield V.I. Fund and Total Return V.I. Fund, based on the combined assets of those two funds. In its consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of each Fund, for a one-year term ending June 30, 2013, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, as applicable, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BlackRock Variable Series Funds, Inc.

Officers and Directors

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary1

[1]	Effective May 8, 2012, Ira P. Shapiro resigned as Secretary of the Company and Benjamin Archibald became Secretary of the Company.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial Management, Inc.

New York, NY 10055

BlackRock Investment Management, LLC

Princeton, NJ 08540

BlackRock International Limited

Edinburgh, EH3 8JB, United Kingdom

Custodians

The Bank of New York Mellon2

New York, NY 10286

Brown Brothers Harriman & Co.3

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie, Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[2]	For all Funds except BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Growth V.I. Fund.
[3]	For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

BlackRock Variable Series Funds, Inc.

Additional Information

General Information

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at

http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

Transamerica BlackRock Large Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica BlackRock Large Cap Value VP
Initial Class	$1,000.00	$1,043.70	$4.07	$1,020.89	$4.02	0.80%
Service Class	1,000.00	1,042.10	5.33	1,019.64	5.27	1.05

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Collateral	7.3
Short-Term Investment Company	0.8
Other Assets and Liabilities - Net	(7.7)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.6%
Aerospace & Defense - 6.6%
Boeing Co.	165,800	$12,319
General Dynamics Corp.	214,500	14,148
L-3 Communications Holdings, Inc.	78,000	5,773
Lockheed Martin Corp.	126,700	11,033
Northrop Grumman Corp.	214,500	13,683
Raytheon Co.	253,600	14,351
Airlines - 0.1%
Copa Holdings SA - Class A	9,700	800
Auto Components - 0.9%
Autoliv, Inc. ^	107,200	5,860
TRW Automotive Holdings Corp. ‡	97,500	3,584
Automobiles - 0.7%
General Motors Co. ‡	390,000	7,691
Beverages - 0.6%
Constellation Brands, Inc. - Class A ‡	253,600	6,862
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	136,600	13,095
State Street Corp. ^	29,200	1,303
Chemicals - 1.9%
CF Industries Holdings, Inc.	58,500	11,334
Cytec Industries, Inc. ^	156,000	9,148
Commercial Banks - 1.0%
East-West Bancorp, Inc.	136,600	3,205
Wells Fargo & Co.	214,500	7,173
Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc. ^	760,700	11,388
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. ‡	926,400	4,567
Cisco Systems, Inc.	1,482,300	25,451
Computers & Peripherals - 4.1%
Dell, Inc. ‡	887,400	11,110
Hewlett-Packard Co.	780,100	15,688
Lexmark International, Inc. - Class A ^	323,905	8,609
Western Digital Corp. ‡	293,100	8,934
Consumer Finance - 1.3%
Discover Financial Services	399,900	13,829
Diversified Consumer Services - 0.4%
H&R Block, Inc. ^	282,800	4,519
Diversified Financial Services - 5.2%
Citigroup, Inc.	852,200	23,359
JPMorgan Chase & Co.	932,300	33,311
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	331,600	11,825
Verizon Communications, Inc.	585,100	26,002
Electronic Equipment & Instruments - 0.2%
Tech Data Corp. ‡ ^	39,000	1,879
Energy Equipment & Services - 0.9%
Nabors Industries, Ltd. ‡	682,600	9,829
Food & Staples Retailing - 2.6%
Kroger Co.	487,600	11,307
Safeway, Inc. ^	575,400	10,444
SUPERVALU, Inc. ^	1,170,200	6,062
Food Products - 0.4%
Tyson Foods, Inc. - Class A	224,300	4,224
Health Care Providers & Services - 7.8%
Aetna, Inc.	302,300	11,720
AmerisourceBergen Corp. - Class A	292,500	11,510
Cardinal Health, Inc.	193,215	8,115
HCA Holdings, Inc.	292,500	8,901
Humana, Inc.	148,600	11,508
LifePoint Hospitals, Inc. ‡ ^	78,000	3,196
Patterson Cos., Inc. ^	97,500	3,361
Quest Diagnostics, Inc.	97,500	5,840
UnitedHealth Group, Inc.	351,100	20,539
Household Products - 0.4%
Procter & Gamble Co.	78,000	4,778

	Shares	Value (000’s)
Independent Power Producers & Energy Traders - 1.4%
AES Corp. ‡	507,100	$6,506
NRG Energy, Inc. ‡	515,500	8,949
Industrial Conglomerates - 2.7%
3M Co.	33,633	3,014
General Electric Co.	575,400	11,991
Tyco International, Ltd.	263,300	13,915
Insurance - 11.9%
American Financial Group, Inc.	296,800	11,643
American International Group, Inc. ‡	273,000	8,761
Assurant, Inc.	317,500	11,062
Berkshire Hathaway, Inc. - Class B ‡	19,500	1,625
Chubb Corp.	185,300	13,494
HCC Insurance Holdings, Inc.	282,800	8,880
Lincoln National Corp.	477,800	10,449
MetLife, Inc.	487,600	15,041
Protective Life Corp. ^	78,000	2,294
Prudential Financial, Inc.	302,300	14,640
Reinsurance Group of America, Inc. - Class A	48,800	2,597
Torchmark Corp.	68,300	3,453
Travelers Cos., Inc.	224,300	14,319
Unum Group	565,500	10,818
Internet & Catalog Retail - 1.0%
Expedia, Inc.	234,100	11,253
IT Services - 1.0%
Total System Services, Inc.	468,000	11,199
Machinery - 1.4%
AGCO Corp. ‡	87,800	4,015
Ingersoll-Rand PLC	253,600	10,697
Media - 1.4%
DISH Network Corp. - Class A	292,500	8,351
Gannett Co., Inc. ^	477,800	7,038
Metals & Mining - 1.0%
Alcoa, Inc. ^	1,248,200	10,922
Multiline Retail - 1.5%
Big Lots, Inc. ‡	117,000	4,772
Macy’s, Inc.	331,600	11,391
Office Electronics - 0.5%
Xerox Corp.	702,100	5,526
Oil, Gas & Consumable Fuels - 11.6%
Apache Corp.	47,796	4,201
Chevron Corp.	399,900	42,189
ConocoPhillips	399,900	22,346
Devon Energy Corp.	234,100	13,575
Exxon Mobil Corp.	510,100	43,649
Paper & Forest Products - 1.1%
International Paper Co.	409,600	11,842
Pharmaceuticals - 11.8%
Abbott Laboratories	175,500	11,314
Bristol-Myers Squibb Co.	565,500	20,330
Eli Lilly & Co.	351,100	15,066
Forest Laboratories, Inc. ‡	331,600	11,603
Johnson & Johnson ^	19,500	1,317
Merck & Co., Inc.	768,600	32,089
Pfizer, Inc.	1,628,600	37,457
Software - 2.8%
CA, Inc.	375,500	10,172
Microsoft Corp.	351,100	10,740
Symantec Corp. ‡	633,800	9,260
Specialty Retail - 3.2%
Best Buy Co., Inc. ^	532,200	11,155
GameStop Corp. - Class A ^	129,453	2,377
Gap, Inc.	448,600	12,274
Staples, Inc. ^	711,900	9,290
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	68,300	1,154
Tobacco - 1.2%
Philip Morris International, Inc.	146,300	12,766

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	146,300	$3,115

Total Common Stocks (cost $1,039,347)		1,081,063

SHORT-TERM INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
BlackRock Provident TempFund 24 ¯	9,183	9,183
Total Short-Term Investment Company (cost $9,183)
SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	79,137,347	79,137
Total Securities Lending Collateral (cost $79,137)

Total Investment Securities (cost $1,127,667) P		1,169,383
Other Assets and Liabilities - Net		(83,566)

Net Assets		$1,085,817

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $76,737.
‡	Non-income producing security.
¯	The investment issuer is affiliated with the sub-adviser of the fund.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $1,127,667. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $101,424 and $59,708, respectively. Net unrealized appreciation for tax purposes is $41,716.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$1,081,063	$—	$—	$1,081,063
Securities Lending Collateral	79,137	—	—	79,137
Short-Term Investment Company	9,183	—	—	9,183

Total	$1,169,383	$—	$—	$1,169,383

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $1,127,667)	$1,169,383
(including securities loaned of $76,737)
Receivables:
Investment securities sold	29,814
Shares sold	205
Interest	1
Securities lending income (net)	84
Dividends	1,226
Prepaid expenses	16

1,200,729

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	34,093
Shares redeemed	818
Management and advisory fees	661
Distribution and service fees	19
Trustees fees	3
Transfer agent fees	1
Administration fees	22
Printing and shareholder reports fees	97
Audit and tax fees	10
Other	51
Collateral for securities on loan	79,137

114,912

Net assets	$1,085,817

Net assets consist of:
Capital stock ($.01 par value)	$757
Additional paid-in capital	1,525,223
Undistributed net investment income	29,990
Accumulated net realized loss from investment securities	(511,869)
Net unrealized appreciation on:
Investment securities	41,716

Net assets	$1,085,817

Net assets by class:
Initial Class	$985,232
Service Class	100,585
Shares outstanding:
Initial Class	68,704
Service Class	7,004
Net asset value and offering price per share:
Initial Class	$14.34
Service Class	14.36

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $14)	$15,328
Interest income	5

Securities lending income (net)	380

15,713

Expenses:
Management and advisory	4,864
Distribution and service:
Service Class	124
Printing and shareholder reports	60
Custody	65
Administration	140
Legal	44
Audit and tax	8
Trustees	20
Transfer agent	4
Other	21

Total expenses	5,350

Net investment income	10,363

Net realized gain on transactions from:
Investment securities	65,646
Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(37,003)

Net realized and change in unrealized gain	28,643

Net increase in net assets resulting from operations	$39,006

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$10,363	$19,630
Net realized gain from investment securities	65,646	60,033
Change in net unrealized depreciation on investment securities	(37,003)	(50,533)

Net increase in net assets resulting from operations	39,006	29,130

Distributions to shareholders:
From net investment income:
Initial Class	—	(22,673)
Service Class	—	(1,337)

Total distributions to shareholders	—	(24,010)

Capital share transactions:
Proceeds from shares sold:
Initial Class	177,068	80,270
Service Class	23,934	32,665

	201,002	112,935

Dividends and distributions reinvested:
Initial Class	—	22,673
Service Class	—	1,337

	—	24,010

Cost of shares redeemed:
Initial Class	(320,063)	(449,642)
Service Class	(14,953)	(21,937)

	(335,016)	(471,579)

Net decrease in net assets from capital shares transactions	(134,014)	(334,634)

Net decrease in net assets	(95,008)	(329,514)

Net assets:
Beginning of year	1,180,825	1,510,339

End of period/year	$1,085,817	$1,180,825

Undistributed net investment income	$29,990	$19,627

Share activity:
Shares issued:
Initial Class	12,174	5,709
Service Class	1,635	2,335

	13,809	8,044

Shares issued-reinvested from distributions:
Initial Class	—	1,784
Service Class	—	104

	—	1,888

Shares redeemed:
Initial Class	(22,959)	(33,054)
Service Class	(1,035)	(1,620)

	(23,994)	(34,674)

Net increase (decrease) in shares outstanding:
Initial Class	(10,785)	(25,561)
Service Class	600	819

	(10,185)	(24,742)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012		Initial Class Year Ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.74		$13.65	$12.46	$11.09	$19.16	$20.80
Investment operations
Net investment income(A)	0.12		0.20	0.19	0.19	0.21	0.20
Net realized and unrealized gain (loss)	0.48		0.14	1.09	1.35	(6.18)	0.72

Total operations	0.60		0.34	1.28	1.54	(5.97)	0.92

Distributions
From net investment income	—		(0.25)	(0.09)	(0.17)	(0.15)	(0.20)
From net realized gains	—		—	—	—	(1.95)	(2.36)

Total distributions	—		(0.25)	(0.09)	(0.17)	(2.10)	(2.56)

Net asset value
End of period/year	$14.34		$13.74	$13.65	$12.46	$11.09	$19.16

Total return(B)	4.37	%(C)	2.66%	10.44%	13.99%	(33.89)%	4.64%

Net assets end of period/year (000’s)	$985,232		$1,092,567	$1,433,863	$1,184,485	$712,006	$860,991
Ratio and supplemental data
Expenses to average net assets	0.80	%(D)	0.80%	0.79%	0.84%	0.83%	0.85%
Net investment income, to average net assets	1.61	%(D)	1.44%	1.50%	1.73%	1.38%	0.94%
Portfolio turnover rate	60	%(C)	85%	99%	128%	85%	67%

For a share outstanding throughout each period	Period ended June 30, 2012		Service Class Year Ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.78		$13.69	$12.52	$11.13	$19.21	$20.87
Investment operations
Net investment income(A)	0.10		0.17	0.16	0.17	0.17	0.14
Net realized and unrealized gain (loss)	0.48		0.15	1.09	1.35	(6.20)	0.73

Total operations	0.58		0.32	1.25	1.52	(6.03)	(0.87)

Distributions
From net investment income	—		(0.23)	(0.08)	(0.13)	(0.10)	(0.17)
From net realized gains	—		—	—	—	(1.95)	(2.36)

Total distributions	—		(0.23)	(0.08)	(0.13)	(2.05)	(2.53)

Net asset value
End of period/year	$14.36		$13.78	$13.69	$12.52	$11.13	$19.21

Total return(B)	4.21	%(C)	2.46%	10.15%	13.71%	(34.06)%	4.35%

Net assets end of period/year (000’s)	$100,585		$88,258	$76,476	$37,502	$15,319	$33,514
Ratio and supplemental data
Expenses to average net assets	1.05	%(D)	1.05%	1.04%	1.09%	1.08%	1.10%
Net investment income, to average net assets	1.35	%(D)	1.22%	1.26%	1.47%	1.06%	0.70%
Portfolio turnover rate	60	%(C)	85%	99%	128%	85%	67%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Large Cap Value VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation-Growth VP	$9,485	0.87%

Transamerica Asset Allocation-Moderate VP	149,964	13.81

Transamerica Asset Allocation-Moderate Growth VP	208,918	19.24

Transamerica BlackRock Tactical Allocation VP	65,877	6.07

Total	$434,244	39.99%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million up to $1 billion	0.75%
Over $1 billion up to $2 billion	0.65%
Over $2 billion	0.625%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$780,063
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	906,123
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Large Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 5- and 10-year periods and below its benchmark for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Large Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica BlackRock Tactical Allocation VP Initial Class	$1,000.00	$1,054.80	$0.77	$1,024.12	$0.75	0.15%
Service Class	1,000.00	1,054.00	2.04	1,022.87	2.01	0.40

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	47.0%
U.S. Equity	35.8
Tactical and Specialty	14 .9
Global/International Equity	2.3
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 47.0%
Transamerica JPMorgan Core Bond VP Ж	9,877,599	$131,965
Transamerica PIMCO Total Return VP Ж	10,915,615	133,497
Global/International Equity - 2.3%
Transamerica MFS International Equity VP Ж	1,946,249	12,826
Tactical and Specialty - 14.9%
Transamerica Bond л	3,974,327	40,141
Transamerica Global Allocation л	4,158,430	44,121
U.S. Equity - 35.8%
Transamerica BlackRock Large Cap Value VP Ж	4,593,990	65,877
Transamerica Jennison Growth VP Ж	5,951,101	51,775
Transamerica JPMorgan Mid Cap Value VP Ж	779,555	11,678
Transamerica Morgan Stanley Mid-Cap Growth VP Ж	578,522	16,766
Transamerica Select Equity л	1,166,668	12,728
Transamerica WMC Diversified Growth VP Ж	1,815,812	43,053

Total Investment Companies (cost $550,020) P		564,427
Other Assets and Liabilities - Net		(199)

Net Assets		$564,228

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
Ж	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
P	Aggregate cost for federal income tax purposes is $550,020. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,540 and $2,133, respectively. Net unrealized appreciation for tax purposes is $14,407.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$564,427	$—	$—	$564,427

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $550,020)	$564,427
Receivables:
Shares sold	869
Prepaid expenses	6

	565,302

Liabilities:
Accounts payable and accrued liabilities:	854
Affiliated investment securities purchased
Shares redeemed	15
Management and advisory fees	43
Distribution and service fees	107
Transfer agent fees	—	(A)
Administration fees	11
Trustees fees	1
Audit and tax fees	9
Printing and shareholder reports fees	23
Other	11

	1,074

Net assets	$564,228

Net assets consist of:
Capital stock ($.01 par value)	$392
Additional paid-in capital	526,592
Undistributed (accumulated) net investment income (loss)	8,364
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	14,473
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	14,407

Net assets	$564,228

Net assets by class:
Initial Class	$2,397
Service Class	561,831
Shares outstanding:
Initial Class	235
Service Class	38,916
Net asset value and offering price per share:
Initial Class	$10.21
Service Class	14.44

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from affiliated investment companies	$804

Expenses:
Management and advisory	239
Distribution and service:
Service Class	596
Printing and shareholder reports	18
Custody	9
Administration	52
Legal	12
Audit and tax	7
Trustees	7
Transfer agent	2
Other	5

Total expenses	947

Net investment loss	(143)

Net realized gain from:
Investments in affiliated investment companies	1,214

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	20,263

Net realized and change in unrealized gain on investments in affiliated investment companies	21,477

Net increase in net assets resulting from operations	$21,334

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income (loss)	$(143)	$8,507
Net realized gain from investments in affiliated investment companies	1,214	13,527
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	20,263	(14,114)

Net increase in net assets resulting from operations	21,334	7,920

Distributions to shareholders:
From net investment income:
Service Class	—	(3,546)
From net realized gains:
Service Class	—	(2,623)

Total distributions to shareholders	—	(6,169)

Capital share transactions:
Proceeds from shares sold:
Initial Class(A)	1,392	1,254
Service Class	155,854	207,582

	157,246	208,836

Dividends and distributions reinvested:
Service Class	—	6,169

Cost of shares redeemed:
Initial Class(A)	(156)	(168)
Service Class	(6,959)	(16,733)

	(7,115)	(16,901)

Net increase in net assets resulting from capital shares transactions	150,131	198,104

Net increase in net assets	171,465	199,855

Net assets:
Beginning of period/year	392,763	192,908

End of period/year	$564,228	$392,763

Undistributed net investment income	$8,364	$8,507

Share activity:
Shares issued:
Initial Class(A)	137	130
Service Class	10,817	15,013

	10,954	15,143

Shares issued-reinvested from distributions:
Service Class	—	461

Shares redeemed:
Initial Class(A)	(15)	(17)
Service Class	(483)	(1,214)

	(498)	(1,231)

Net increase (decrease) in shares outstanding:
Initial Class(A)	122	113
Service Class	10,334	14,260

	10,456	14,373

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period	$9.68		$10.00
Investment operations
Net investment income(B),(C)	0.01		0.18
Net realized and unrealized gain (loss)	0.52		(0.50)

Total operations	0.53		(0.32)

Net asset value
End of period/year	$10.21		$9.68

Total return(D)	5.48	%(E)	(3.20	)%(E)
Net assets end of period/year (000’s)	$2,397		$1,096
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	0.15	%(G)	0.15	%(G)
Before reimbursement/recaptured expense	0.15	%(G)	0.15	%(G)
Net investment income (loss), to average net assets(C)	0.22	%(G)	2.77	%(G)
Portfolio turnover rate(I)	8	%(E)	62	%(E)

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Service Class Year Ended December 31,		May 1 to Dec 31, 2009(H)
			2011	2010
Net asset value
Beginning of period/year	$13.70		$13.47	$12.19	$10.00
Investment operations
Net investment income(B),(C)	—	(J)	0.39	0.44	0.34
Net realized and unrealized gain (loss)	0.74		0.11	0.92	1.85

Total operations	0.74		0.50	1.36	2.19

Distributions
From net investment income	—		(0.15)	(0.05)	—
From net realized gains	—		(0.12)	(0.03)	—

Total distributions	—		(0.27)	(0.08)	—

Net asset value
End of period/year	$14.44		$13.70	$13.47	$12.19

Total return(D)	5.40	%(E)	3.74%	11.24%	21.90	%(E)
Net assets end of period/year (000’s)	$561,831		$391,667	$192,908	$42,149
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	0.40	%(G)	0.40%	0.42%	0.50	%(G)
Before reimbursement/recaptured expense	0.40	%(G)	0.40%	0.41%	0.61	%(G)
Net investment income (loss), to average net assets(C)	(0.06	)%(G)	2.85%	3.47%	4.36	%(G)
Portfolio turnover rate(I)	8	%(E)	62%	46%	19	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Commenced operations on May 1, 2009.
(I)	Does not include the portfolio activity of the underlying investment companies.
(J)	Rounds to less than $(.01) per share.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $1 billion	0.10%
Over $1 billion	0.08%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$190,169
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	40,128
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance since the inception of the Initial Class against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe since inception of the class. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark since inception of the class.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Clarion Global Real Estate Securities VP Initial Class	$1,000.00	$1,126.80	$4.76	$1,020.39	$4.52	0.90%
Service Class	1,000.00	1,127.00	6.08	1,019.14	5.77	1.15

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.0%
Securities Lending Collateral	11.3
Repurchase Agreement	2 .6
Warrant	0.0	(A)
Other Assets and Liabilities - Net	(10.9)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.0%
Australia - 8.8%
Centro Retail Australia REIT	1,070,600	$2,173
Dexus Property Group REIT ^	3,946,560	3,776
Goodman Group REIT	915,001	3,465
GPT Group REIT	379,813	1,285
Investa Office Portfolio REIT ^	813,400	2,270
Mirvac Group REIT	501,144	658
Stockland REIT ^	577,820	1,834
Westfield Group REIT	866,888	8,488
Westfield Retail Trust REIT ^	1,456,557	4,272
Brazil - 0.2%
Sonae Sierra Brasil SA	42,500	620
Canada - 1.9%
Boardwalk Real Estate Investment Trust	31,500	1,813
Calloway Real Estate Investment Trust	21,900	602
Canadian Real Estate Investment Trust	23,100	923
Primaris Retail Real Estate Investment Trust	27,500	636
RioCan Real Estate Investment Trust	70,000	1,905
France - 3.6%
Fonciere Des Regions REIT	9,138	657
ICADE REIT ^	19,682	1,489
Klepierre REIT	63,328	2,081
Societe Immobiliere de Location pour I’Industrie et le Commerce REIT ^	9,916	939
Unibail-Rodamco SE REIT ^	34,649	6,383
Germany - 0.8%
Deutsche Wohnen AG	24,454	411
GSW Immobilien AG ^	63,091	2,157
Hong Kong - 9.3%
Cheung Kong Holdings, Ltd.	445,843	5,510
Country Garden Holdings Co., Ltd. ‡ ^	4,328,094	1,724
Great Eagle Holdings, Ltd.	355,900	919
Hang Lung Group, Ltd. ^	260,652	1,612
Hang Lung Properties, Ltd.	940,794	3,218
Kerry Properties, Ltd.	603,000	2,579
Link Real Estate Investment Trust ^	1,235,200	5,055
Longfor Properties Co., Ltd. ^	992,000	1,562
Sino Land Co., Ltd. ^	1,731,601	2,625
Sun Hung Kai Properties, Ltd.	212,255	2,522
Wharf Holdings, Ltd.	457,837	2,549
Japan - 13.1%
Advance Residence Investment Corp. - Class A REIT	409	795
Daito Trust Construction Co., Ltd.	44,700	4,237
Daiwa House Industry Co., Ltd.	70,400	999
Japan Real Estate Investment Corp. REIT	501	4,594
Japan Retail Portfolio Investment Corp. REIT	1,272	2,018
Kenedix Realty Investment Corp. - Class A REIT	328	1,060
Mitsubishi Estate Co., Ltd.	560,210	10,050
Mitsui Fudosan Co., Ltd.	483,910	9,389
Nippon Accommodations Portfolio, Inc. - Class A REIT	181	1,172
Nippon Building Portfolio, Inc. REIT ^	223	2,156
Nomura Real Estate Holdings, Inc.	96,800	1,773
Tokyo Tatemono Co., Ltd. ‡	744,000	2,808
United Urban Investment Corp. - Class A REIT	1,260	1,357
Netherlands - 0.6%
Corio NV REIT	44,199	1,946
Singapore - 3.8%
Ascendas Real Estate Investment Trust	192,000	328
CapitaCommercial Trust REIT ^	3,156,000	3,174
CapitaLand, Ltd.	927,381	2,000
CapitaMall Trust REIT	1,288,269	1,951

	Shares	Value (000’s)
Singapore (continued)
Frasers Centrepoint Trust REIT	235,300	$311
Global Logistic Properties, Ltd. - Class L ‡	1,524,200	2,537
Hongkong Land Holdings, Ltd.	106,139	612
Keppel Land, Ltd. ^	541,000	1,392
Sweden - 0.5%
Castellum AB	90,933	1,100
Hufvudstaden AB - Class A	60,092	644
United Kingdom - 4.5%
British Land Co., PLC REIT	167,802	1,344
Derwent London PLC REIT	82,679	2,404
Great Portland Estates PLC REIT	311,113	1,921
Hammerson PLC REIT	470,067	3,265
Land Securities Group PLC REIT	358,504	4,154
Safestore Holdings PLC	398,205	635
Segro PLC REIT	242,171	825
United States - 49.9%
American Tower Corp. - Class A REIT	32,100	2,244
AvalonBay Communities, Inc. REIT	63,549	8,991
Boston Properties, Inc. REIT	88,700	9,612
BRE Properties, Inc. REIT	80,600	4,032
Brookfield Office Properties, Inc. ^	54,701	953
DDR Corp. REIT ^	244,200	3,575
Douglas Emmett, Inc. REIT	123,100	2,844
Equity Residential REIT	144,336	9,001
Essex Property Trust, Inc. REIT ^	29,900	4,602
Federal Realty Investment Trust REIT ^	31,100	3,237
General Growth Properties, Inc. REIT	314,006	5,680
HCP, Inc. REIT	122,200	5,395
Health Care REIT, Inc.	87,645	5,110
Highwoods Properties, Inc. REIT ^	47,500	1,598
Host Hotels & Resorts, Inc. REIT	474,205	7,502
Kilroy Realty Corp. REIT ^	60,600	2,934
Kimco Realty Corp. REIT	239,100	4,550
Liberty Property Trust REIT ^	114,125	4,204
Macerich Co. REIT	119,192	7,038
Pebblebrook Hotel Trust REIT	57,000	1,329
Post Properties, Inc. REIT	75,600	3,701
ProLogis, Inc. REIT	183,519	6,098
Public Storage REIT	36,380	5,254
Simon Property Group, Inc. REIT	126,839	19,744
SL Green Realty Corp. REIT ^	86,900	6,973
Starwood Hotels & Resorts Worldwide, Inc. ^	12,000	636
Tanger Factory Outlet Centers REIT	60,400	1,936
Taubman Centers, Inc. REIT	50,071	3,863
UDR, Inc. REIT	255,884	6,612
Ventas, Inc. REIT	103,513	6,534
Vornado Realty Trust REIT	64,185	5,390

Total Common Stocks (cost $275,827)		312,835

WARRANT - 0.0% ¥
India - 0.0% ¥
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	142
Total Warrant (cost $2,188)

SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	36,625,450	36,625
Total Securities Lending Collateral (cost $36,625)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $8,257 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $8,426.	$8,257	$8,257
Total Repurchase Agreement (cost $8,257)

Total Investment Securities (cost $322,897) P		357,859
Other Assets and Liabilities - Net		(35,148)

Net Assets		$322,711

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Investment Trusts	68.5%	$245,062
Real Estate Management & Development	18 .8	67,279
Hotels, Restaurants & Leisure	0.2	636

Investment Securities, at Value	87.5	312,977
Short-Term Investments	12 .5	44,882

Total Investments	100.0%	$357,859

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $35,367.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $322,897. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,664 and $7,702, respectively. Net unrealized appreciation for tax purposes is $34,962.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$167,671	$145,164	$—	$312,835
Repurchase Agreement	—	8,257	—	8,257
Securities Lending Collateral	36,625	—	—	36,625
Warrant	—	142	—	142

Total	$204,296	$153,563	$—	$357,859

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $314,640)	$349,602
(including securities loaned of $35,367)
Repurchase agreement, at value (cost: $8,257)	8,257
Foreign currency, at value (cost: $529)	527
Receivables:
Investment securities sold	435
Shares sold	260
Securities lending income (net)	27
Dividends	1,096
Dividend reclaims	102
Prepaid expenses	4

	360,310

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	590
Shares redeemed	69
Management and advisory fees	200
Distribution and service fees	11
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	6
Printing and shareholder reports fees	48
Audit and tax fees	1
Other	48
Collateral for securities on loan	36,625

	37,599

Net assets	$322,711

Net assets consist of:
Capital stock ($.01 par value)	$289
Additional paid-in capital	454,849
Undistributed net investment income	11,517
Accumulated net realized loss from investment securities and foreign currency transactions	(178,911)
Net unrealized appreciation on:
Investment securities	34,962
Translation of assets and liabilities denominated in foreign currencies	5

Net assets	$322,711

Net assets by class:
Initial Class	$267,330
Service Class	55,381
Shares outstanding:
Initial Class	24,056
Service Class	4,801
Net asset value and offering price per share:
Initial Class	$11.11
Service Class	11.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $263)	$6,888
Interest income	1
Securities lending income (net)	206

7,095

Expenses:
Management and advisory	1,394
Distribution and service:
Service Class	64
Printing and shareholder reports	27
Custody	98
Administration	38
Legal	7
Audit and tax	11
Trustees	5
Transfer agent	1
Other	6

Total expenses	1,651

Net investment income	5,444

Net realized gain (loss) on transactions from:
Investment securities	7,259
Foreign currency transactions	(118)

7,141

Net increase in unrealized appreciation (depreciation) on:
Investment securities	27,316
Translation of assets and liabilities denominated in foreign currencies	4

Change in unrealized appreciation (depreciation)	27,320

Net realized and change in unrealized gain	34,461

Net increase in net assets resulting from operations	$39,905

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$5,444	$10,361
Net realized gain from investment securities and foreign currency transactions	7,141	49,384
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	27,320	(81,079)

Net increase (decrease) in net assets resulting from operations	39,905	(21,334)

Distributions to shareholders:
From net investment income:
Initial Class	—	(24,118)
Service Class	—	(2,985)

Total distributions to shareholders	—	(27,103)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,731	32,681
Service Class	11,110	27,272

	21,841	59,953

Dividends and distributions reinvested:
Initial Class	—	24,118
Service Class	—	2,985

	—	27,103

Cost of shares redeemed:
Initial Class	(66,291)	(221,380)
Service Class	(5,712)	(12,933)

	(72,003)	(234,313)

Net decrease in net assets from capital shares transactions	(50,162)	(147,257)

Net decrease in net assets	(10,257)	(195,694)

Net assets:
Beginning of period/year	332,968	528,662

End of period/year	$322,711	$332,968

Undistributed net investment income	$11,517	$6,073

Share activity:
Shares issued:
Initial Class	997	2,867
Service Class	996	2,352

	1,993	5,219

Shares issued-reinvested from distributions:
Initial Class	—	2,400
Service Class	—	286

	—	2,686

Shares redeemed:
Initial Class	(6,235)	(19,802)
Service Class	(516)	(1,168)

	(6,751)	(20,970)

Net increase (decrease) in shares outstanding:
Initial Class	(5,238)	(14,535)
Service Class	480	1,470

	(4,758)	(13,065)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012		Initial Class Year Ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.86		$11.30	$10.46	$7.84	$19.64	$24.54
Investment operations
Net investment income(A)	0.17		0.25	0.21	0.23	0.38	0.36
Net realized and unrealized gain (loss)	1.08		(0.88)	1.32	2.39	(7.03)	(1.77)

Total operations	1.25		(0.63)	1.53	2.62	(6.65)	(1.41)

Distributions
From net investment income	—		(0.81)	(0.69)	—	(0.47)	(1.73)
From net realized gains	—		—	—	—	(4.68)	(1.76)

Total distributions	—		(0.81)	(0.69)	—	(5.15)	(3.49)

Net asset value
End of period/year	$11.11		$9.86	$11.30	$10.46	$7.84	$19.64

Total return(B)	12.68	%(C)	(5.74)%	15.67%	33.42%	(42.38)%	(6.70)%

Net assets end of period/year (000’s)	$267,330		$288,708	$495,241	$493,900	$339,659	$667,356
Ratio and supplemental data
Expenses to average net assets	0.90	%(D)	0.88%	0.90%	0.91%	0.87%	0.84%
Net investment income, to average net assets	3.12	%(D)	2.24%	2.01%	2.73%	2.61%	1.51%
Portfolio turnover rate	22	%(C)	36%	60%	61%	48%	60%

For a share outstanding throughout each period	Period ended June 30, 2012		Service Class Year Ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$10.24		$11.72	$10.84	$8.15	$20.12	$25.06
Investment operations
Net investment income(A)	0.16		0.21	0.17	0.22	0.36	0.31
Net realized and unrealized gain (loss)	1.14		(0.90)	1.38	2.47	(7.27)	(1.80)

Total operations	1.30		(0.69)	1.55	2.69	(6.91)	(1.49)

Distributions
From net investment income	—		(0.79)	(0.67)	—	(0.38)	(1.69)
From net realized gains	—		—	—	—	(4.68)	(1.76)

Total distributions	—		(0.79)	(0.67)	—	(5.06)	(3.45)

Net asset value
End of period/year	$11.54		$10.24	$11.72	$10.84	$8.15	$20.12

Total return(B)	12.70	%(C)	(6.01)%	15.30%	33.01%	(42.49)%	(6.91)%

Net assets end of period/year (000’s)	$55,381		$44,260	$33,421	$18,785	$14,810	$41,216
Ratio and supplemental data
Expenses to average net assets	1.15	%(D)	1.13%	1.15%	1.16%	1.12%	1.09%
Net investment income, to average net assets	2.97	%(D)	1.89%	1.59%	2.46%	2.35%	1.26%
Portfolio turnover rate	22	%(C)	36%	60%	61%	48%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) is part of TST. The Portfolio is “non-diversified” under the 1940 Act.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $14, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market portfolio which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation - Growth VP	$19,142	5.93%

Transamerica Asset Allocation - Moderate VP	29,299	9.08

Transamerica Asset Allocation - Moderate Growth VP	60,246	18.67

Transamerica International Moderate Growth VP	14,495	4.49

Total	$123,182	38.17%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired portfolio fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1,1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$75,442
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	123,964
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of warrant held at the end of the period is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset derivatives
Warrant, at value*	142

*	Included within Investment securities, at value.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity Contracts
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on warrant Y	14

Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on Investment securities.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS-CONTRACT RENEWAL AND APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and CBRE Clarion Securities LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 10-year periods and above its benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM, noting certain differences between the Portfolio and its peer universe, and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS-CONTRACT RENEWAL AND APPROVAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Efficient Markets VP
Initial Class	$1,000.00	$1,046.50	$2.44	$1,022.48	$2.41	0.48%
Service Class	1,000.00	1,045.20	3.71	1,021.23	3.67	0.73

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	99.8%
Repurchase Agreement	0 .1
Other Assets and Liabilities - Net	0 .1

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.8%
Capital Markets - 99.8%
DFA Emerging Markets Value Portfolio	134,812	$3,618
DFA International Small Capital Value Portfolio	208,217	2,898
DFA International Value Portfolio	900,955	13,091
DFA Large Capital International Portfolio	773,621	13,221
DFA U.S. Large Company Portfolio	2,889,809	31,037
DFA U.S. Targeted Value Portfolio	1,285,729	20,842
Vanguard Intermediate-Term Bond ETF	154,637	13,735
Vanguard Long-Term Bond ETF	28,554	2,711
Vanguard Short-Term Bond ETF	180,672	14,658
Vanguard Total Bond Market ETF	154,254	13,016

Total Investment Companies (cost $128,059)		128,827

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $150 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $153.	$150	$150
Total Repurchase Agreement (cost $150)

Total Investment Securities (cost $128,209) P		128,977
Other Assets and Liabilities - Net		188

Net Assets		$129,165

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $128,209. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,567 and $3,799, respectively. Net unrealized appreciation for tax purposes is $768.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$128,827	$—	$—	$128,827
Repurchase Agreement	—	150	—	150

Total	$128,827	$150	$—	$128,977

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $128,059)	$128,827
Repurchase agreement, at value (cost: $150)	150
Receivables:
Investment securities sold	876
Shares sold	199
Prepaid expenses	2

	130,054

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	778
Shares redeemed	20
Management and advisory fees	41
Distribution and service fees	25
Trustees fees	—	(A)
Transfer agent fees	—	(A)
Administration fees	3
Audit and tax fees	8
Printing and shareholder reports fees	7
Other	7

	889

Net assets	$129,165

Net assets consist of:
Capital stock ($.01 par value)	$96
Additional paid-in capital	120,692
Undistributed (accumulated) net investment income (loss)	2,826
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	4,783
Net unrealized appreciation (depreciation) on investments in investment companies	768

Net assets	$129,165

Net assets by class:
Initial Class	$1,507
Service Class	127,658
Shares outstanding:	112
Initial Class
Service Class	9,520
Net asset value and offering price per share:
Initial Class	$13.51
Service Class	13.41

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$1,466
Interest income	—	(A)

	1,466

Expenses:
Management and advisory	256
Distribution and service:
Service Class	155
Printing and shareholder reports	5
Custody	14
Administration	14
Legal	3
Audit and tax	6
Trustees	2
Transfer agent	—	(A)
Other	2

Total expenses	457

Net investment income	1,009

Net realized gain from:
Investments in investment companies	371

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	3,720

Net realized and change in unrealized gain on investments in investment companies	4,091

Net increase in net assets resulting from operations	$5,100

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$1,009	$1,818
Net realized gain from investments in investment companies	371	4,416
Change in net unrealized appreciation (depreciation) on investments in investment companies	3,720	(9,563)

Net increase (decrease) in net assets resulting from operations	5,100	(3,329)

Distributions to shareholders:
From net investment income:
Initial Class	—	(12)
Service Class	—	(827)

	—	(839)

From net realized gains:
Initial Class	—	(19)
Service Class	—	(1,539)

	—	(1,558)

Total distributions to shareholders	—	(2,397)

Capital share transactions:
Proceeds from shares sold:
Initial Class	333	632
Service Class	13,774	58,222

	14,107	58,854

Dividends and distributions reinvested:
Initial Class	—	31
Service Class	—	2,366

	—	2,397

Cost of shares redeemed:
Initial Class	(106)	(431)
Service Class	(5,564)	(11,972)

	(5,670)	(12,403)

Net increase in net assets resulting from capital shares transactions	8,437	48,848

Net increase in net assets	13,537	43,122

Net assets:
Beginning of period/year	115,628	72,506

End of period/year	$129,165	$115,628

Undistributed net investment income	$2,826	$1,817

Share activity:
Shares issued:
Initial Class	26	46
Service Class	1,021	4,324

	1,047	4,370

Shares issued-reinvested from distributions:
Initial Class	—	3
Service Class	—	189

	—	192

Shares redeemed:
Initial Class	(8)	(33)
Service Class	(416)	(920)

	(424)	(953)

Net increase (decrease) in shares outstanding:
Initial Class	18	16
Service Class	605	3,593

	623	3,609

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended	Initial Class Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	2009	Nov 10 to Dec 31, 2008(A)
Net asset value
Beginning of period/year	$12.91	$13.49	$12.27	$10.39	$10.00
Investment operations
Net investment income(B),(C)	0.12	0.27	0.26	0.27	0.10
Net realized and unrealized gain (loss)	0.48	(0.54)	1.26	1.62	0.29

Total operations	0.60	(0.27)	1.52	1.89	0.39

Distributions
From net investment income	—	(0.12)	(0.09)	(0.01)	—
From net realized gains	—	(0.19)	(0.21)	—	(D)	—

Total distributions	—	(0.31)	(0.30)	(0.01)	—

Net asset value
End of period/year	$13.51	$12.91	$13.49	$12.27	$10.39

Total return(E)	4.65	%(F)	(1.93)%	12.68%	18.15%	3.90	%(F)

Net assets end of period/year (000’s)	$1,507	$1,220	$1,054	$831	$260
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.48	%(H)	0.52%	0.52%	0.52%	0.52	%(H)
Before reimbursement/recaptured expense	0.48	%(H)	0.49%	0.52%	0.70%	17.77	%(H)
Net investment income, to average net assets(C)	1.84	%(H)	2.01%	2.01%	2.42%	7.15	%(H)
Portfolio turnover rate(I)	9	%(F)	44%	17%	37%	2	%(F)

For a share outstanding throughout each period	Period ended	Service Class Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	2009	Nov 10 to Dec 31, 2008(A)
Net asset value
Beginning of period/year	$12.83	$13.43	$12.24	$10.39	$10.00
Investment operations
Net investment income(B),(C)	0.11	0.24	0.23	0.25	0.11
Net realized and unrealized gain (loss)	0.47	(0.54)	1.25	1.61	0.28

Total operations	0.58	(0.30)	1.48	1.86	0.39

Distributions
From net investment income	—	(0.11)	(0.08)	(0.01)	—
From net realized gains	—	(0.19)	(0.21)	—	(D)	—

Total distributions	—	(0.30)	(0.29)	(0.01)	—

Net asset value
End of period/year	$13.41	$12.83	$13.43	$12.24	$10.39

Total return(E)	4.52	%(F)	(2.19)%	12.38%	17.86%	3.90	%(F)

Net assets end of period/year (000’s)	$127,658	$114,408	$71,452	$26,854	$1,157
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.73	(H)	0.77%	0.77%	0.77%	0.77	%(h)
Before reimbursement/recaptured expense	0.73	(H)	0.74%	0.77%	0.95%	18.02	%(H)
Net investment income, to average net assets(C)	1.60	(H)	1.83%	1.84%	2.20%	8.04	%(H)
Portfolio turnover rate(I)	9%	44%	17%	37%	2	%(F)

(A)	Commenced operations on November 10, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $(.01) per share.
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Efficient Markets VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.42%
Over $50 million up to $250 million	0.40%
Over $250 million	0.38%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.52% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$20,492
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	10,985
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Efficient Markets VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of t he Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the subadvisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1 -year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Investment Performance (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Efficient Markets VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Hanlon Balanced VP
Initial Class	$1,000.00	$1,001.90	$4.98	$1,019.89	$5.02	1.00%
Service Class	1,000.00	1,000.00	6.22	1,018.65	6.27	1.25

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(B)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	89.8%
Securities Lending Collateral	14 .1
Repurchase Agreement	10 .5
Other Assets and Liabilities - Net	(14.4)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 89.8%
Capital Markets - 89.8%
iShares Barclays 10-20 Year Treasury Bond Fund ^	14,170	$1,936
iShares Barclays 20+ Year Treasury Bond Fund ^	15,791	1,977
iShares iBoxx $ High Yield Corporate Bond Fund ^	90,615	8,265
PIMCO 15+ Year US TIPS Index Fund	13,973	967
PIMCO 25+ Year Zero Coupon US Treasury Index Fund	11,208	1,300
PowerShares Build America Bond Portfolio	64,962	1,930
PowerShares Emerging Markets Sovereign Debt Portfolio	70,211	2,024
PowerShares Insured National Municipal Bond Portfolio	55,673	1,404
SPDR Barclays Capital High Yield Bond ETF	207,139	8,173
SSC Government Money Market Fund	6,750,792	6,751
SSgA Money Market Fund	6,750,792	6,751
SSgA Prime Money Market Fund	6,750,792	6,751
State Street Institutional Liquid Reserves Fund	6,750,792	6,751
Vanguard Extended Duration Treasury ETF	7,631	971
Vanguard Long-Term Bond ETF	21,052	1,999

Total Investment Companies (cost $57,375)		57,950

SECURITIES LENDING COLLATERAL - 14.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	9,099,878	9,100
Total Securities Lending Collateral (cost $9,100)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 10.5%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $6,751 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $6,889.	$6,751	$6,751
Total Repurchase Agreement (cost $6,751)

Total Investment Companies (cost $73,226) P		73,801
Other Assets and Liabilities - Net		(9,273)

Net Assets		$64,528

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $8,909.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $73,226. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $581 and $6, respectively. Net unrealized appreciation for tax purposes is $575.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$57,950	$—	$—	$57,950
Repurchase Agreement	—	6,751	—	6,751
Securities Lending Collateral	9,100	—	—	9,100

Total	$67,050	$6,751	$—	$73,801

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $66,475)	$67,050
(including securities loaned of $8,909)
Repurchase agreement, at value (cost: $6,751)	6,751
Receivables:
Shares sold	1
Interest	2
Securities lending income (net)	5
Dividends	11
Prepaid expenses	1

	73,821

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	113
Management and advisory fees	49
Distribution and service fees	11
Transfer agent fees	—	(A)
Administration fees	1
Trustees fees	—	(A)
Audit and tax fees	8
Printing and shareholder reports fees	7
Other	4
Collateral for securities on loan	9,100

	9,293

Net assets	$64,528

Net assets consist of:
Capital stock ($.01 par value)	$62
Additional paid-in capital	67,464
Undistributed net investment income	1,327
Accumulated net realized loss from investments in investment companies	(4,900)
Net unrealized appreciation on investments in investment companies	575

Net assets	$64,528

Net assets by class:
Initial Class	$7,344
Service Class	57,184
Shares outstanding:
Initial Class	699
Service Class	5,481
Net asset value and offering price per share:
Initial Class	$10.51
Service Class	10.43

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$637
Interest income	4
Securities lending income (net)	69

	710

Expenses:
Management and advisory	304
Distribution and service:
Service Class	75
Printing and shareholder reports	4
Custody	9
Administration	7
Legal	2
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	409

Recaptured expenses	3

Net expenses	412

Net investment income	298

Net realized gain (loss) from:
Investments in investment companies	57

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(238)

Net realized and change in unrealized loss on investments in investment companies	(181)

Net increase in net assets resulting from operations	$117

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$298	$1,183
Net realized gain (loss) from investments in investment companies	57	(4,058)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(238)	61

Net increase (decrease) in net assets resulting from operations	117	(2,814)

Distributions to shareholders:
From net investment income:
Initial Class	—	(131)
Service Class	—	(820)

	—	(951)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,007	2,502
Service Class	6,078	26,189

	7,085	28,691

Dividends and distributions reinvested:
Initial Class	—	131
Service Class	—	820

	—	951

Cost of shares redeemed:
Initial Class	(3,726)	(2,974)
Service Class	(12,402)	(20,147)

	(16,128)	(23,121)

Net increase (decrease) in net assets resulting from capital shares transactions	(9,043)	6,521

Net increase (decrease) in net assets	(8,926)	2,756

Net assets:
Beginning of period/year	73,454	70,698

End of period/year	$64,528	$73,454

Undistributed net investment income	$1,327	$1,029

Share activity:
Shares issued:
Initial Class	96	228
Service Class	578	2,375

	674	2,603

Shares issued-reinvested from distributions:
Initial Class	—	12
Service Class	—	76

	—	88

Shares redeemed:
Initial Class	(354)	(270)
Service Class	(1,179)	(1,848)

	(1,533)	(2,118)

Net increase (decrease) in shares outstanding:
Initial Class	(258)	(30)
Service Class	(601)	603

	(859)	573

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Initial Class Year Ended December 31,
			2011	2010	May 1 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$10.49		$10.97	$11.40	$10.00
Investment operations
Net investment income(B),(C)	0.06		0.18	0.21	0.49
Net realized and unrealized gain (loss)	(0.04)		(0.52)	(0.59)	0.91

Total operations	0.02		(0.34)	(0.38)	1.40

Distributions
From net investment income	—		(0.14)	(0.03)	—
From net realized gains	—		—	(0.02)	—

Total distributions	—		(0.14)	(0.05)	—

Net asset value
End of period/year	$10.51		$10.49	$10.97	$11.40

Total return(D)	0.19	%(E)	(3.10)%	(3.28)%	14.00	%(E)

Net assets end of period/year (000’s)	$7,344		$10,041	$10,832	$5,067
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	1.00	%(G)	1.00%	1.00%	1.00	%(G)
Before reimbursement/recaptured expense	0.99	%(G)	0.99%	1.02%	2.06	%(G)
Net investment income, to average net assets(C)	1.07	%(G)	1.63%	1.96%	6.78	%(G)
Portfolio turnover rate(H)	399	%(E)	788%	981%	48	%(E)

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Service Class Year Ended December 31,
			2011	2010	May 1 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$10.43		$10.93	$11.38	$10.00
Investment operations
Net investment income(B),(C)	0.04		0.17	0.20	0.62
Net realized and unrealized gain (loss)	(0.04)		(0.54)	(0.60)	0.76

Total operations	—		(0.37)	(0.40)	1.38

Distributions
From net investment income	—		(0.13)	(0.03)	—
From net realized gains	—		—	(0.02)	—

Total distributions	—		(0.13)	(0.05)	—

Net asset value
End of period/year	$10.43		$10.43	$10.93	$11.38

Total return(D)	—	%(E)	(3.41)%	(3.46)%	13.80	%(E)

Net assets end of period/year (000’s)	$57,184		$63,413	$59,866	$3,186
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	1.25	%(G)	1.25%	1.25%	1.25	%(G)
Before reimbursement/recaptured expense	1.24	%(G)	1.24%	1.27%	2.31	%(G)
Net investment income, to average net assets(C)	0.86	%(G)	1.53%	1.85%	8.50	%(G)
Portfolio turnover rate(H)	399	%(E)	788%	981%	48	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Balanced VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $3. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010:	$5	12/31/2012

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Fund pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Fund paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$219,672
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	258,822
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Effective on or about September 17, 2012, Pacific Investment Management Company, LLC (“PIMCO”) will become the sub-adviser to Transamerica Hanlon Balanced VP. In connection with the change in sub-adviser, the Portfolio’s investment objectives, principal investment strategies and risks, benchmark indices, the Portfolio’s name, and the expense caps will change. Transamerica Hanlon Balanced VP will be renamed Transamerica PIMCO Tactical - Balanced VP.

TAM continues to serve as the Portfolio’s investment adviser, and, effective upon the date of change in sub-adviser to PIMCO, TAM’s advisory fee will decrease as set forth below:

First $250 million	0.78%
Over $250 million up to $750 million	0.77%
Over $750 million up to $1.5 billion	0.76%
Over $1.5 billion	0.73%

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the subadvisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

The Board noted that it was separately being asked to approve a sub-adviser change for the Portfolio, together with changes to the Portfolio’s investment objective and strategy, such that the Sub-Adviser would only continue to serve as such for a limited period of time to the extent that the Sub-Advisory Agreement were renewed.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 2-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 14, 2012, the Board considered the termination of Hanlon Investment Management, Inc. (“Hanlon”) as sub-adviser to Transamerica Hanlon Balanced VP (the “Portfolio”) and approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) for the Portfolio between Transamerica Asset Management, Inc. (“TAM”) and Pacific Investment Management Company LLC (“PIMCO”), the Portfolio’s proposed new sub-adviser.

Following their review and consideration, the Trustees determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Hanlon as sub-adviser to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Hanlon.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Trustees’ deliberations.

Among other matters, the Board considered:

(a)	that TAM advised the Board that the appointment of PIMCO is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)	that PIMCO is an experienced and respected asset management firm and that PIMCO has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio;

(c)	the proposed responsibilities of PIMCO for the Portfolio and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to PIMCO would be paid by TAM and not the Portfolio;

(e)	that the management fee rate paid by the Portfolio would be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to PIMCO is reasonable in light of the services to be provided; and

(f)	that TAM recommended to the Board that PIMCO be appointed as sub-adviser to the Portfolio based on its desire to engage an established sub-adviser with experience managing equity, fixed income and risk hedging strategies.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by PIMCO under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and PIMCO as to the operations, facilities, organization and personnel of PIMCO, the anticipated ability of PIMCO to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective, principal investment strategies and benchmark, as well as the change to the Portfolio’s name. The Board considered that TAM has advised the Board that the appointment of PIMCO is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that PIMCO is an experienced and respected asset management firm and that TAM believes that PIMCO has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that PIMCO can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that PIMCO’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Investment Performance

It was noted that there was no historical performance for the Board to review, as the strategy to be followed by PIMCO in providing services to the Portfolio is not currently being offered. However, the Board was provided with performance data for the strategy, based on backtesting, against the current Portfolio. The Board noted that the data indicated that the performance of the strategy would have compared favorably to the Portfolio for the 1-, 2- and 3-year periods (annualized) ended April 30, 2012. The Board further noted that TAM believes that the appointment of PIMCO could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by PIMCO, the Board concluded that PIMCO is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Balanced VP

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Sub-Advisory Fee, Cost of Services Provided and Profitability

The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the change in the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee that would result from implementation of the New Sub-Advisory Agreement. The Board noted that the management fee rate payable by the Portfolio would be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by PIMCO under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to PIMCO’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and PIMCO. As a result, the Board did not consider PIMCO’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale

The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that the management fee breakpoint structure would be revised in connection with the sub-adviser change. The Trustees concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to PIMCO, in the future.

Fall-Out Benefits

The Board considered any other benefits to be derived by PIMCO from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with PIMCO, and that PIMCO may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that Transamerica Capital Management, an affiliate of TAM, would derive a benefit from the Portfolio’s operation in accordance with the revised investment strategies, as proposed, given that it would be required to hedge less risk outside of the Portfolio in connection with guarantees that the Transamerica insurance companies offer within variable annuities. The Board also noted, however, that the revised strategies would at the same time provide a benefit to investors by allowing them to benefit from the equity markets’ upswings while providing downside protection.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Hanlon Growth VP
Initial Class	$1,000.00	$1,013.20	$5.01	$1,019.89	$5.02	1.00%
Service Class	1,000.00	1,012.30	6.25	1,018.65	6.27	1.25

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	105.2%
Repurchase Agreement	20.0
Other Assets and Liabilities - Net	(25.2)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 105.2%
Capital Markets - 105.2%
iShares iBoxx $ High Yield Corporate Bond Fund	60,046	$5,477
SPDR Barclays Capital High Yield Bond ETF	138,686	5,473
SSC Government Money Market Fund	8,769,975	8,770
SSgA Money Market Fund	8,769,975	8,770
SSgA Prime Money Market Fund	8,769,975	8,770
State Street Institutional Liquid Reserves Fund	8,769,975	8,770

Total Investment Companies (cost $46,017)		46,030

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 20.0%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $8,770 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/01/2025 - 8/01/2026, and with a total value of $8,948.	$8,770	8,770
Total Repurchase Agreement (cost $8,770)

Total Investment Securities (cost $54,787) P		54,800
Other Assets and Liabilities - Net		(11,021)

Net Assets		$43,779

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $54,787. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $13.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$46,030	$—	$—	$46,030
Repurchase Agreement	—	8,770	—	8,770

Total	$46,030	$8,770	$—	$54,800

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investments in investment companies, at value (cost: $46,017)	$46,030
Repurchase agreement, at value (cost: $8,770)	8,770
Receivables:
Interest	2
Prepaid expenses	1

	54,803

Liabilities:
Accounts payable and accrued liabilities:
Investment companies purchased	10,938
Shares redeemed	30
Management and advisory fees	31
Distribution and service fees	6
Transfer agent fees	—	(A)
Administration fees	1
Trustees fees	—	(A)
Audit and tax fees	8
Printing and shareholder reports fees	7
Other	3

	11,024

Net assets	$43,779

Net assets consist of:
Capital stock ($.01 par value)	$44
Additional paid-in capital	48,474
Undistributed net investment income	261
Accumulated net realized loss from investments in investment companies	(5,013)
Net unrealized appreciation on investments in investment companies	13

Net assets	$43,779

Net assets by class:
Initial Class	$13,100
Service Class	30,679
Shares outstanding:
Initial Class	1,312
Service Class	3,095
Net asset value and offering price per share:
Initial Class	$9.98
Service Class	9.91

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$248
Interest income	4
Securities lending income (net)	34

	286

Expenses:
Management and advisory	203
Distribution and service:
Service Class	40
Printing and shareholder reports	4
Custody	8
Administration	5
Legal	1
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	269

Less waiver/reimbursement	(3)

Net expenses	266

Net investment income	20

Net realized gain (loss) from:
Investments in investment companies	865

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(276)

Net realized and change in unrealized gain on investments in investment companies	589

Net increase in net assets resulting from operations	$609

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$20	$515
Net realized gain (loss) from investments in investment companies	865	(6,097)
Change in net unrealized depreciation on investments in investment companies	(276)	(815)

Net increase (decrease) in net assets resulting from operations	609	(6,397)

Distributions to shareholders:
From net investment income:
Initial Class	—	(214)
Service Class	—	(518)

	—	(732)

From net realized gains:
Initial Class	—	(1)
Service Class	—	(2)

	—	(3)

Total distributions to shareholders	—	(735)

Capital share transactions:
Proceeds from shares sold:
Initial Class	964	3,454
Service Class	4,098	19,082

	5,062	22,536

Dividends and distributions reinvested:
Initial Class	—	215
Service Class	—	520

	—	735

Cost of shares redeemed:
Initial Class	(1,235)	(3,220)
Service Class	(6,901)	(14,174)

	(8,136)	(17,394)

Net increase (decrease) in net assets resulting from capital shares transactions	(3,074)	5,877

Net decrease in net assets	(2,465)	(1,255)

Net assets:
Beginning of period/year	46,244	47,499

End of period/year	$43,779	$46,244

Undistributed net investment income	$261	$241

Share activity:
Shares issued:
Initial Class	95	314
Service Class	408	1,708

	503	2,022

Shares issued-reinvested from distributions:
Initial Class	—	20
Service Class	—	50

	—	70

Shares redeemed:
Initial Class	(122)	(289)
Service Class	(688)	(1,310)

	(810)	(1,599)

Net increase (decrease) in shares outstanding:
Initial Class	(27)	45
Service Class	(280)	448

	(307)	493

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012
4

Transamerica Hanlon Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended	Initial Class Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	May 1 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$9.85	$11.29	$11.52	$10.00
Investment operations
Net investment income(B),(C)	0.01	0.14	0.19	0.48
Net realized and unrealized gain (loss)	0.12	(1.41)	(0.26)	1.04

Total operations	0.13	(1.27)	(0.07)	1.52

Distributions
From net investment income	—	(0.17)	(0.10)	—
From net realized gains	—	—	(D)	(0.06)	—

Total distributions	—	(0.17)	(0.16)	—

Net asset value
End of period/year	$9.98	$9.85	$11.29	$11.52

Total return(E)	1.32	%(F)	(11.37)%	(0.44)%	15.20	%(F)

Net assets end of period/year (000’s)	$13,100	$13,192	$14,602	$10,661
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	1.00	%(H)	1.00%	1.00%	1.00	%(H)
Before reimbursement/recaptured expense	1.01	%(H)	1.01%	1.05%	1.53	%(H)
Net investment income, to average net assets(C)	0.26	%(H)	1.23%	1.75%	6.64	%(H)
Portfolio turnover rate(I)	645	%(F)	1351%	1068%	68	%(F)

For a share outstanding throughout each period	Period ended	Service Class Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	May 1 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$9.79	$11.24	$11.50	$10.00
Investment operations
Net investment income(B),(C)	—	(D)	0.10	0.15	0.62
Net realized and unrealized gain (loss)	0.12	(1.40)	(0.25)	0.88

Total operations	0.12	(1.30)	(0.10)	1.50

Distributions
From net investment income	—	(0.15)	(0.10)	—
From net realized gains	—	—	(D)	(0.06)	—

Total distributions	—	(0.15)	(0.16)	—

Net asset value
End of period/year	$9.91	$9.79	$11.24	$11.50

Total return(E)	1.23	%(F)	(11.62)%	(0.70)%	15.00	%(F)

Net assets end of period/year (000’s)	$30,679	$33,052	$32,897	$2,093
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	1.25	%(H)	1.25%	1.25%	1.25	%(H)
Before reimbursement/recaptured expense	1.26	%(H)	1.26%	1.29%	1.78	%(H)
Net investment income, to average net assets(C)	0.02	%(H)	0.91%	1.42%	8.51	%(H)
Portfolio turnover rate(I)	645	%(F)	1351%	1068%	68	%(F)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $(.01) per share.
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $3. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010:	$14	12/31/2012
Fiscal Year 2011:	4	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$216,056
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	249,931
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Effective on or about September 17, 2012, Pacific Investment Management Company, LLC (“PIMCO”) will become the sub-adviser to Transamerica Hanlon Growth VP. In connection with the change in sub-adviser, the Portfolio’s investment objectives, principal investment strategies and risks, benchmark indices, the Portfolio’s name, and the expense caps will change. Transamerica Hanlon Growth VP will be renamed Transamerica PIMCO Tactical - Growth VP.

TAM continues to serve as the Portfolio’s investment adviser, and, effective upon the date of change in sub-adviser to PIMCO, TAM’s advisory fee will decrease as set forth below:

First $250 million	0.79%
Over $250 million up to $750 million	0.78%
Over $750 million up to $1.5 billion	0.76%
Over $1.5 billion	0.73%

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

The Board noted that it was separately being asked to approve a sub-adviser change for the Portfolio, together with changes to the Portfolio’s investment objective and strategy, such that the Sub-Adviser would only continue to serve as such for a limited period of time to the extent that the Sub-Advisory Agreement were renewed.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1- and 2-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 14, 2012, the Board considered the termination of Hanlon Investment Management, Inc. (“Hanlon”) as sub-adviser to Transamerica Hanlon Growth VP (the “Portfolio”) and approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) for the Portfolio between Transamerica Asset Management, Inc. (“TAM”) and Pacific Investment Management Company LLC (“PIMCO”), the Portfolio’s proposed new sub-adviser.

Following their review and consideration, the Trustees determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Hanlon as sub-adviser to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Hanlon.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Trustees’ deliberations.

Among other matters, the Board considered:

(a)	that TAM advised the Board that the appointment of PIMCO is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)	that PIMCO is an experienced and respected asset management firm and that PIMCO has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio;

(c)	the proposed responsibilities of PIMCO for the Portfolio and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to PIMCO would be paid by TAM and not the Portfolio;

(e)	that the management fee rate paid by the Portfolio would be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to PIMCO is reasonable in light of the services to be provided; and

(f)	that TAM recommended to the Board that PIMCO be appointed as sub-adviser to the Portfolio based on its desire to engage an established sub-adviser with experience managing equity, fixed income and risk hedging strategies.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by PIMCO under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and PIMCO as to the operations, facilities, organization and personnel of PIMCO, the anticipated ability of PIMCO to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective, principal investment strategies and benchmark, as well as the change to the Portfolio’s name. The Board considered that TAM has advised the Board that the appointment of PIMCO is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services.

The Board considered that PIMCO is an experienced and respected asset management firm and that TAM believes that PIMCO has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that PIMCO can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that PIMCO’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth VP

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Investment Performance

It was noted that there was no historical performance for the Board to review, as the strategy to be followed by PIMCO in providing services to the Portfolio is not currently being offered. However, the Board was provided with performance data for the strategy, based on backtesting, against the current Portfolio. The Board noted that the data indicated that the performance of the strategy would have compared favorably to the Portfolio for the 1-, 2- and 3- year periods (annualized) ended April 30, 2012. The Board further noted that TAM believes that the appointment of PIMCO could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by PIMCO, the Board concluded that PIMCO is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability

The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the change in the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee that would result from implementation of the New Sub-Advisory Agreement. The Board noted that the management fee rate payable by the Portfolio would be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by PIMCO under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to PIMCO’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and PIMCO. As a result, the Board did not consider PIMCO’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale

The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that the management fee breakpoint structure would be revised in connection with the sub-adviser change. The Trustees concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to PIMCO, in the future.

Fall-Out Benefits

The Board considered any other benefits to be derived by PIMCO from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with PIMCO, and that PIMCO may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that Transamerica Capital Management, an affiliate of TAM, would derive a benefit from the Portfolio’s operation in accordance with the revised investment strategies, as proposed, given that it would be required to hedge less risk outside of the Portfolio in connection with guarantees that the Transamerica insurance companies offer within variable annuities. The Board also noted, however, that the revised strategies would at the same time provide a benefit to investors by allowing them to benefit from the equity markets’ upswings while providing downside protection.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Hanlon Growth and Income VP
Initial Class	$1,000.00	$1,007.90	$4.99	$1,019.89	$5.02	1.00%
Service Class	1,000.00	1,006.90	6.24	1,018.65	6.27	1.25

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	97.4%
Repurchase Agreement	15.2
Securities Lending Collateral	6.5
Other Assets and Liabilities - Net	(19.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 97.4%
Capital Markets - 97.4%
iShares Barclays 10-20 Year Treasury Bond Fund	5,276	$721
iShares Barclays 20+ Year Treasury Bond Fund	5,860	734
iShares iBoxx $ High Yield Corporate Bond Fund ^	66,078	6,029
PIMCO 15+ Year US TIPS Index Fund	5,159	357
PIMCO 25+ Year Zero Coupon US Treasury Index Fund	4,186	485
PowerShares Build America Bond Portfolio	24,168	718
PowerShares Emerging Markets Sovereign Debt Portfolio	26,066	751
PowerShares Insured National Municipal Bond Portfolio	20,539	518
SPDR Barclays Capital High Yield Bond ETF	152,549	6,021
SSC Government Money Market Fund	7,302,469	7,302
SSgA Money Market Fund	7,302,469	7,302
SSgA Prime Money Market Fund	7,302,469	7,302
State Street Institutional Liquid Reserves Fund	7,302,469	7,302
Vanguard Extended Duration Treasury ETF	2,850	363
Vanguard Long-Term Bond ETF	7,791	740

Total Investment Companies (cost $46,434)		46,645

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	3,128,258	3,128
Total Securities Lending Collateral (cost $3,128)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 15.2%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $7,302 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $7,450.	$7,302	$7,302
Total Repurchase Agreement (cost $7,302)

Total Investment Securities (cost $56,864) Õ		57,075
Other Assets and Liabilities - Net		(9,139)

Net Assets		$47,936

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $3,063.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $56,864. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $213 and $2, respectively. Net unrealized appreciation for tax purposes is $211.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$46,645	$—	$—	$46,645
Repurchase Agreement	—	7,302	—	7,302
Securities Lending Collateral	3,128	—	—	3,128

Total	$49,773	$7,302	$—	$57,075

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $49,562)	$49,773
(including securities loaned of $3,063)
Repurchase agreement, at value (cost: $7,302)	7,302
Receivables:
Shares sold	13
Interest	1
Securities lending income (net)	1
Dividends	4
Prepaid expenses	1

	57,095

Liabilities:
Accounts payable and accrued liabilities: Investment securities purchased	5,917
Shares redeemed	55
Management and advisory fees	34
Distribution and service fees	8
Transfer agent fees	—	(A)
Administration fees	1
Trustees fees	—	(A)
Audit and tax fees	9
Printing and shareholder reports fees	5
Other	2
Collateral for securities on loan	3,128

	9,159

Net assets	$47,936

Net assets consist of:
Capital stock ($.01 par value)	$46
Additional paid-in capital	51,328
Undistributed net investment income	666
Accumulated net realized loss from investments in investment companies	(4,315)
Net unrealized appreciation on investments in investment companies	211

Net assets	$47,936

Net assets by class:
Initial Class	$9,870
Service Class	38,066
Shares outstanding:
Initial Class	963
Service Class	3,738
Net asset value and offering price per share:
Initial Class	$10.25
Service Class	10.18

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$366
Interest income	4
Securities lending income (net)	40

	410

Expenses:
Management and advisory	222
Distribution and service:
Service Class	50
Printing and shareholder reports	3
Custody	8
Administration	5
Legal	1
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	297

Less waiver/reimbursement	(1)

Net expenses	296

Net investment income	114

Net realized gain (loss) from:
Investments in investment companies	513

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(217)

Net realized and change in unrealized gain on investments in investment companies	296

Net increase in net assets resulting from operations	$410

(A)	Rounds to less than $1.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$114	$658
Net realized gain (loss) from investments in investment companies	513	(4,447)
Change in net unrealized depreciation on investments in investment companies	(217)	(308)

Net increase (decrease) in net assets resulting from operations	410	(4,097)

Distributions to shareholders:
From net investment income:
Initial Class	—	(135)
Service Class	—	(553)

	—	(688)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,041	2,197
Service Class	5,187	20,427

	6,228	22,624

Dividends and distributions reinvested:
Initial Class	—	135
Service Class	—	553

	—	688

Cost of shares redeemed:
Initial Class	(769)	(1,707)
Service Class	(7,244)	(11,892)

	(8,013)	(13,599)

Net increase (decrease) in net assets resulting from capital shares transactions	(1,785)	9,713

Net increase (decrease) in net assets	(1,375)	4,928

Net assets:
Beginning of period/year	49,311	44,383

End of period/year	$47,936	$49,311

Undistributed net investment income	$666	$552

Share activity:
Shares issued:
Initial Class	101	199
Service Class	505	1,849

	606	2,048

Shares issued-reinvested from distributions:
Initial Class	—	13
Service Class	—	52

	—	65

Shares redeemed:
Initial Class	(74)	(153)
Service Class	(702)	(1,097)

	(776)	(1,250)

Net increase (decrease) in shares outstanding:
Initial Class	27	59
Service Class	(197)	804

	(170)	863

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Initial Class Year Ended December 31,		May 1 to Dec 31, 2009(A)

			2011	2010
Net asset value
Beginning of period/year	$10.17		$11.11	$11.43	$10.00
Investment operations
Net investment income(B),(C)	0.03		0.16	0.21	0.48
Net realized and unrealized gain (loss)	0.05		(0.95)	(0.43)	0.95

Total operations	0.08		(0.79)	(0.22)	1.43

Distributions
From net investment income	—		(0.15)	(0.06)	—
From net realized gains	—		—	(0.04)	—

Total distributions	—		(0.15)	(0.10)	—

Net asset value
End of period/year	$10.25		$10.17	$11.11	$11.43

Total return(D)	0.79	%(E)	(7.15)%	(1.85)%	14.30	%(E)

Net assets end of period/year (000’s)	$9,870		$9,521	$9,743	$6,712
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	1.00	%(G)	1.00%	1.00%	1.00	%(G)
Before reimbursement/recaptured expense	1.00	%(G)	1.00%	1.06%	1.88	%(G)
Net investment income, to average net assets(C)	0.65	%(G)	1.49%	1.94%	6.73	%(G)
Portfolio turnover rate(H)	516	%(E)	1059%	1006%	56	%(E)

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Service Class Year Ended December 31,		May 1 to Dec 31, 2009(A)
			2011	2010
Net asset value
Beginning of period/year	$10.11		$11.07	$11.42	$10.00
Investment operations
Net investment income(B),(C)	0.02		0.14	0.18	0.58
Net realized and unrealized gain (loss)	0.05		(0.96)	(0.43)	0.84

Total operations	0.07		(0.82)	(0.25)	1.42

Distributions
From net investment income	—		(0.14)	(0.06)	—
From net realized gains	—		—	(0.04)	—

Total distributions	—		(0.14)	(0.10)	—

Net asset value
End of period/year	$10.18		$10.11	$11.07	$11.42

Total return(D)	0.69	%(E)	(7.46)%	(2.12)%	14.20	%(E)

Net assets end of period/year (000’s)	$38,066		$39,790	$34,640	$2,285
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	1.25	%(G)	1.25%	1.25%	1.25	%(G)
Before reimbursement/recaptured expense	1.25	%(G)	1.25%	1.31%	2.13	%(G)
Net investment income, to average net assets(C)	0.42	%(G)	1.25%	1.71%	8.02	%(G)
Portfolio turnover rate(H)	516	%(E)	1059%	1006%	56	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Growth and Income VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $1. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through

Fiscal Year 2010	$15	12/31/2012
Fiscal Year 2011:	2	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$197,047
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	227,166
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Effective on or about September 17, 2012, Pacific Investment Management Company, LLC (“PIMCO”) will become the sub-adviser to Transamerica Hanlon Growth and Income VP. In connection with the change in sub-adviser, the Portfolio’s investment objectives, principal investment strategies and risks, benchmark indices, the Portfolio’s name, and the expense caps will change. Transamerica Hanlon Growth and Income VP will be renamed Transamerica PIMCO Tactical - Conservative VP.

TAM continues to serve as the Portfolio’s investment adviser, and, effective upon the date of change in sub-adviser to PIMCO, TAM’s advisory fee will decrease as set forth below:

First $750 million	0.76%
Over $750 million up to $1.5 billion	0.75%
Over $1.5 billion	0.72%

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Growth and Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

The Board noted that it was separately being asked to approve a sub-adviser change for the Portfolio, together with changes to the Portfolio’s investment objective and strategy, such that the Sub-Adviser would only continue to serve as such for a limited period of time to the extent that the Sub-Advisory Agreement were renewed.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 2-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 14, 2012, the Board considered the termination of Hanlon Investment Management, Inc. (“Hanlon”) as sub-adviser to Transamerica Hanlon Growth and Income VP (the “Portfolio”) and approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) for the Portfolio between Transamerica Asset Management, Inc. (“TAM”) and Pacific Investment Management Company LLC (“PIMCO”), the Portfolio’s proposed new sub-adviser.

Following their review and consideration, the Trustees determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Hanlon as sub-adviser to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Hanlon.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Trustees’ deliberations.

Among other matters, the Board considered:

(a)	that TAM advised the Board that the appointment of PIMCO is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)	that PIMCO is an experienced and respected asset management firm and that PIMCO has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio;

(c)	the proposed responsibilities of PIMCO for the Portfolio and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to PIMCO would be paid by TAM and not the Portfolio;

(e)	that the management fee rate paid by the Portfolio would be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to PIMCO is reasonable in light of the services to be provided; and

(f)	that TAM recommended to the Board that PIMCO be appointed as sub-adviser to the Portfolio based on its desire to engage an established sub-adviser with experience managing equity, fixed income and risk hedging strategies.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by PIMCO under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and PIMCO as to the operations, facilities, organization and personnel of PIMCO, the anticipated ability of PIMCO to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective, principal investment strategies and benchmark, as well as the change to the Portfolio’s name. The Board considered that TAM has advised the Board that the appointment of PIMCO is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that PIMCO is an experienced and respected asset management firm and that TAM believes that PIMCO has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that PIMCO can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that PIMCO’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Growth and Income VP

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Investment Performance

It was noted that there was no historical performance for the Board to review, as the strategy to be followed by PIMCO in providing services to the Portfolio is not currently being offered. However, the Board was provided with performance data for the strategy, based on backtesting, against the current Portfolio. The Board noted that the data indicated that the performance of the strategy would have compared favorably to the Portfolio for the 1-, 2- and 3- year periods (annualized) ended April 30, 2012. The Board further noted that TAM believes that the appointment of PIMCO could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by PIMCO, the Board concluded that PIMCO is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability

The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the change in the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee that would result from implementation of the New Sub-Advisory Agreement. The Board noted that the management fee rate payable by the Portfolio would be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by PIMCO under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to PIMCO’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and PIMCO. As a result, the Board did not consider PIMCO’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale

The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that the management fee breakpoint structure would be revised in connection with the sub-adviser change. The Trustees concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to PIMCO, in the future.

Fall-Out Benefits

The Board considered any other benefits to be derived by PIMCO from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with PIMCO, and that PIMCO may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that Transamerica Capital Management, an affiliate of TAM, would derive a benefit from the Portfolio’s operation in accordance with the revised investment strategies, as proposed, given that it would be required to hedge less risk outside of the Portfolio in connection with guarantees that the Transamerica insurance companies offer within variable annuities. The Board also noted, however, that the revised strategies would at the same time provide a benefit to investors by allowing them to benefit from the equity markets’ upswings while providing downside protection.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Hanlon Income VP
Initial Class	$1,000.00	$1,005.40	$4.79	$1,020.09	$4.82	0.96%
Service Class	1,000.00	1,003.60	6.03	1,018.85	6.07	1.21

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Investment Companies	98.5%
Securities Lending Collateral	24.9
Repurchase Agreement	1.7
Other Assets and Liabilities - Net	(25.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 98.5%
Capital Markets - 98.5%
iShares Barclays 10-20 Year Treasury Bond Fund ^	109,481	$14,958
iShares Barclays 20+ Year Treasury Bond Fund ^	121,328	15,190
iShares iBoxx $ High Yield Corporate Bond Fund ^	699,781	63,835
PIMCO 15+ Year US TIPS Index Fund	107,408	7,433
PIMCO 25+ Year Zero Coupon US Treasury Index Fund	86,634	10,048
PowerShares Build America Bond Portfolio	527,027	15,658
PowerShares Emerging Markets Sovereign Debt Portfolio	554,776	15,994
SPDR Barclays Capital High Yield Bond ETF	1,597,866	63,052
SSC Government Money Market Fund	4,250,099	4,250
SSgA Money Market Fund	4,250,099	4,250
SSgA Prime Money Market Fund	4,250,099	4,250
State Street Institutional Liquid Reserves Fund	4,250,099	4,250
Vanguard Extended Duration Treasury ETF	59,159	7,529
Vanguard Long-Term Bond ETF	162,021	15,384

Total Investment Companies (cost $241,910)		246,081

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 24.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	62,188,760	$62,189
Total Securities Lending Collateral (cost $62,189)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $4,250 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $4,337.	$4,250	4,250
Total Repurchase Agreement (cost $4,250)

Total Investment Companies (cost $308,349) Õ		312,520
Other Assets and Liabilities - Net		(62,638)

Net Assets		$249,882

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $60,895.
▲	Rate shown reflects the yield at 06/29/2012.
Õ	Aggregate cost for federal income tax purposes is $308,349. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,214 and $43, respectively. Net unrealized appreciation for tax purposes is $4,171.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$246,081	$—	$—	$246,081
Repurchase Agreement	—	4,250	—	4,250
Securities Lending Collateral	62,189	—	—	62,189

Total	$308,270	$4,250	$—	$312,520

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $304,099)	$308,270
(including securities loaned of $60,895)
Repurchase agreement, at value (cost: $4,250)	4,250
Receivables:
Shares sold	14
Interest	6
Securities lending income (net)	37
Dividends	83
Prepaid expenses	3

	312,663

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	330
Management and advisory fees	178
Distribution and service fees	43
Transfer agent fees	—	(A)
Administration fees	5
Trustees fees	1
Audit and tax fees	9
Printing and shareholder reports fees	19
Other	7
Collateral for securities on loan	62,189

	62,781

Net assets	$249,882

Net assets consist of:
Capital stock ($.01 par value)	$223
Additional paid-in capital	246,991
Undistributed net investment income	8,749
Accumulated net realized loss from investments in investment companies	(10,252)
Net unrealized appreciation on investments in investment companies	4,171

Net assets	$249,882

Net assets by class:
Initial Class	$30,118
Service Class	219,764
Shares outstanding:
Initial Class	2,678
Service Class	19,658
Net asset value and offering price per share:
Initial Class	$11.25
Service Class	11.18

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$4,637
Interest income	10
Securities lending income (net)	308

4,955

Expenses:
Management and advisory	1,148
Distribution and service:
Service Class	281
Printing and shareholder reports	13
Custody	10
Administration	28
Legal	6
Audit and tax	6
Trustees	4
Transfer agent	1
Other	4

Total expenses	1,501

Net investment income	3,454

Net realized gain (loss) from:
Investments in investment companies	(2,040)

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(442)

Net realized and change in unrealized loss on investments in investment companies	(2,482)

Net increase in net assets resulting from operations	$972

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$3,454	$5,708
Net realized loss from investments in investment companies	(2,040)	(2,573)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(442)	4,211

Net increase in net assets resulting from operations	972	7,346

Distributions to shareholders:
From net investment income:
Initial Class	—	(487)
Service Class	—	(3,482)

	—	(3,969)

From net realized gains:
Initial Class	—	(145)
Service Class	—	(1,145)

	—	(1,290)

Total distributions to shareholders	—	(5,259)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,438	7,998
Service Class	19,893	69,532

	22,331	77,530

Dividends and distributions reinvested:
Initial Class	—	632
Service Class	—	4,627

	—	5,259

Cost of shares redeemed:
Initial Class	(3,230)	(7,193)
Service Class	(31,480)	(100,231)

	(34,710)	(107,424)

Net decrease in net assets resulting from capital shares transactions	(12,379)	(24,635)

Net decrease in net assets	(11,407)	(22,548)

Net assets:
Beginning of period/year	261,289	283,837

End of period/year	$249,882	$261,289

Undistributed net investment income	$8,749	$5,295

Share activity:
Shares issued:
Initial Class	217	714
Service Class	1,776	6,227

	1,993	6,941

Shares issued-reinvested from distributions:
Initial Class	—	56
Service Class	—	414

	—	470

Shares redeemed:
Initial Class	(287)	(645)
Service Class	(2,813)	(9,023)

	(3,100)	(9,668)

Net increase (decrease) in shares outstanding:
Initial Class	(70)	125
Service Class	(1,037)	(2,382)

	(1,107)	(2,257)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Initial Class Year Ended December 31,		May 1 to Dec 31, 2009(A)
			2011	2010
Net asset value
Beginning of period/year	$11.19		$11.08	$11.09	$10.00
Investment operations
Net investment income(B),(C)	0.16		0.27	0.24	0.35
Net realized and unrealized gain (loss)	(0.10)		0.08	(0.20)	0.74

Total operations	0.06		0.35	0.04	1.09

Distributions
From net investment income	—		(0.19)	(0.02)	—
From net realized gains	—		(0.05)	(0.03)	—

Total distributions	—		(0.24)	(0.05)	—

Net asset value
End of period/year	$11.25		$11.19	$11.08	$11.09

Total return(D)	0.54	%(E)	3.16%	0.39%	10.90	%(E)

Net assets end of period/year (000’s)	$30,118		$30,757	$29,069	$17,794
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	0.96	%(G)	0.95%	0.98%	1.00	%(G)
Before reimbursement/recaptured expense	0.96	%(G)	0.95%	0.97%	1.32	%(G)
Net investment income, to average net assets(C)	2.92	%(G)	2.44%	2.15%	4.90	%(G)
Portfolio turnover rate(H)	183	%(E)	297%	525%	99	%(E)

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Service Class Year Ended December 31,		May 1 to Dec 31, 2009(A)
			2011	2010
Net asset value
Beginning of period/year	$11.14		$11.04	$11.08	$10.00
Investment operations
Net investment income(B),(C)	0.15		0.24	0.24	0.39
Net realized and unrealized gain (loss)	(0.11)		0.08	(0.23)	0.69

Total operations	0.04		0.32	0.01	1.08

Distributions
From net investment income	—		(0.17)	(0.02)	—
From net realized gains	—		(0.05)	(0.03)	—

Total distributions	—		(0.22)	(0.05)	—

Net asset value
End of period/year	$11.18		$11.14	$11.04	$11.08

Total return(D)	0.36	%(E)	2.93%	0.12%	10.80	%(E)

Net assets end of period/year (000’s)	$219,764		$230,532	$254,768	$19,495
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	1.21	%(G)	1.20%	1.23%	1.25	%(G)
Before reimbursement/recaptured expense	1.21	%(G)	1.20%	1.22%	1.57	%(G)
Net investment income, to average net assets(C)	2.68	%(G)	2.16%	2.20%	5.29	%(G)
Portfolio turnover rate(H)	183	%(E)	297%	525%	99	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Income VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Cash overdraft: Throughout the year, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 - Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, Inc., the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolios or the entities that invest in the Portfolios.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$424,447
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	447,759
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 2-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1- and 2-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Hanlon Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Index 35 VP
Initial Class	$1,000.00	$1,027.60	$1.87	$1,023.02	$1.86	0.37%
Service Class	1,000.00	1,027.70	3.13	1,021.78	3.12	0.62

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	85.8%
Securities Lending Collateral	10.2
Growth - Large Cap	3.9
Value - Large Cap	3.0
Emerging Market - Equity	2.8
Region Fund - European	2.1
Region Fund - Asian Pacific	1.3
Growth - Small Cap	0.8
Repurchase Agreement	0.6
Other Assets and Liabilities - Net	(10.5)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.7%
Capital Markets - 85.8%
Vanguard Extended Market ETF ^	67,999	$3,837
Vanguard Intermediate-Term Bond ETF	933,204	82,888
Vanguard Long-Term Bond ETF	114,421	10,864
Vanguard MSCI EAFE ETF	206,780	6,528
Vanguard S&P 500 ETF	247,049	15,386
Vanguard Short-Term Bond ETF	889,722	72,183
Vanguard Total Bond Market ETF	687,659	58,025
Vanguard Total Stock Market ETF ^	314,490	21,920
Emerging Market - Equity - 2.8%
Vanguard MSCI Emerging Markets ETF	222,903	8,905
Growth - Large Cap - 3.9%
Vanguard Growth ETF ^	144,109	9,801
Vanguard Large-Capital ETF ^	42,855	2,661
Growth - Small Cap - 0.8%
Vanguard Small-Capital ETF ^	32,356	2,460
Region Fund - Asian Pacific - 1.3%
Vanguard MSCI Pacific ETF	84,408	4,231
Region Fund - European - 2.1%
Vanguard MSCI European ETF ^	153,478	6,573
Value - Large Cap - 3.0%
Vanguard Value ETF ^	171,814	9,611

Total Investment Companies (cost $312,121)		315,873

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	32,382,094	$32,382
Total Securities Lending Collateral (cost $32,382)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $1,879 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $1,917.	$1,879	1,879
Total Repurchase Agreement (cost $1,879)

Total Investment Securities (cost $346,382) P		350,134
Other Assets and Liabilities - Net		(33,367)

Net Assets		$316,767

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $31,681.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $346,382. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,362 and $610, respectively. Net unrealized appreciation for tax purposes is $3,752.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$315,873	$—	$—	$315,873
Repurchase Agreement	—	1,879	—	1,879
Securities Lending Collateral	32,382	—	—	32,382

Total	$348,255	$1,879	$—	$350,134

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $344,503)	$348,255
(including securities loaned of $31,681)
Repurchase agreement, at value (cost: $1,879)	1,879
Receivables:
Investment securities sold	3,659
Shares sold	319
Securities lending income (net)	8
Dividends	4
Prepaid expenses	3

	354,127

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	4,765
Shares redeemed	34
Management and advisory fees	86
Distribution and service fees	61
Transfer agent fees	—	(A)
Administration fees	6
Trustees fees	1
Audit and tax fees	8
Printing and shareholder reports fees	10
Other	7
Collateral for securities on loan	32,382

	37,360

Net assets	$316,767

Net assets consist of:
Capital stock ($.01 par value)	$276
Additional paid-in capital	303,739
Undistributed (accumulated) net investment income (loss)	5,547
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	3,453
Net unrealized appreciation (depreciation) on investments in investment companies	3,752

Net assets	$316,767

Net assets by class:
Initial Class	$10
Service Class	316,757
Shares outstanding:
Initial	1
Service Class	27,573
Net asset value and offering price per share:
Initial Class	$11.55
Service Class	11.49

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$2,805
Interest income	—	(A)
Securities lending income (net)	45

	2,850

Expenses:
Management and advisory	404
Distribution and service:
Service Class	334
Printing and shareholder reports	9
Custody	16
Administration	29
Legal	7
Audit and tax	6
Trustees	4
Transfer agent	1
Other	3

Total expenses	813

Recaptured expenses	13

Net expenses	826

Net investment income	2,024

Net realized gain from:
Investments in investment companies	1,637

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	2,994

Net realized and change in unrealized gain on investments in investment companies	4,631

Net increase in net assets resulting from operations	$6,655

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$2,024	$3,523
Net realized gain from investments in investment companies	1,637	1,825
Change in net unrealized appreciation (depreciation) on investments in investment companies	2,994	(1,360)

Net increase in net assets resulting from operations	6,655	3,988

Distributions to shareholders:
From net investment income:
Initial Class	—	(2)
Service Class	—	(1,065)

—	(1,067)

From net realized gains:
Initial Class	—	(1)
Service Class	—	(473)

—	(474)

Total distributions to shareholders	—	(1,541)

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	(A)	—
Service Class	92,099	152,741

92,099	152,741

Dividends and distributions reinvested:
Initial Class	—	3
Service Class	—	1,538

—	1,541

Cost of shares redeemed:
Initial Class	(283)	—
Service Class	(8,864)	(14,517)

(9,147)	(14,517)

Net increase in net assets resulting from capital shares transactions	82,952	139,765

Net increase in net assets	89,607	142,212

Net assets:
Beginning of period/year	227,160	84,948

End of period/year	$316,767	$227,160

Undistributed net investment income	$5,547	$3,523

Share activity:
Shares issued:
Initial Class	—	(B)	—
Service Class	8,060	13,718

8,060	13,718

Shares issued-reinvested from distributions:
Initial Class	—	—	(B)
Service Class	—	141

—	141

Shares redeemed:
Initial Class	(24)	—
Service Class	(776)	(1,310)

(800)	(1,310)

Net increase (decrease) in shares outstanding:
Initial Class	(24)	—
Service Class	7,284	12,549

7,260	12,549

(A)	Rounds to less than $1.
(B)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010		Nov 19 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$11.24		$10.97	$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.10		0.27	0.27		0.07
Net realized and unrealized gain (loss)	0.21		0.11	0.70		(0.07)

Total operations	0.31		0.38	0.97		—

Distributions
From net investment income	—		(0.08)	—	(D)	—
From net realized gains	—		(0.03)	—		—

Total distributions	—		(0.11)	—	(D)	—

Net asset value
End of period/year	$11.55		$11.24	$10.97		$10.00

Total return(E)	2.76	%(F)	3.49%	9.72%		—	%(F)

Net assets end of period/year (000’s)	$10		$284	$275		$250
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.37	%(H)	0.37%	0.37%		0.37	%(H)
Before reimbursement/ recaptured expense	0.36	%(H)	0.37%	0.45%		27.72	%(H)
Net investment income, to average net assets(C)	1.77	%(H)	2.44%	2.60%		5.92	%(H)
Portfolio turnover rate(I)	34	%(F)	47%	13%		1	%(F)

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010		Nov 19 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$11.18		$10.94	$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.09		0.27	0.33		0.10
Net realized and unrealized gain (loss)	0.22		0.07	0.61		(0.10)

Total operations	0.31		0.34	0.94		—

Distributions
From net investment income	—		(0.07)	—	(D)	—
From net realized gains	—		(0.03)	—		—

Total distributions	—		(0.10)	—	(D)	—

Net asset value
End of period/year	$11.49		$11.18	$10.94		$10.00

Total return(E)	2.77	%(F)	3.17%	9.42%		—	%(F)

Net assets end of period/year (000’s)	$316,757		$226,876	$84,673		$1,755
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.62	%(H)	0.62%	0.62%		0.62	%(H)
Before reimbursement/recaptured expense	0.61	%(H)	0.62%	0.70%		27.97	%(H)
Net investment income, to average net assets(C)	1.50	%(H)	2.42%	3.14%		8.60	%(H)
Portfolio turnover rate(I)	34	%(F)	47%	13%		1	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

(D)	Rounds to less than $(.01) per share.
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, all financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 35 VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).

Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Initial Class	$10	0.00	%(A)

(A)	Rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.37% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $13. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010:	$12	12/31/2012
Fiscal Year 2011:	7	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$178,935
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	92,133
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 35 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 2-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 35 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Index 50 VP
Initial Class	$1,000.00	$1,035.70	$1.67	$1,023.22	$1.66	0.33%
Service Class	1,000.00	1,033.90	2.93	1,021.98	2.92	0.58

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	79.8%
Securities Lending Collateral	6.9
Growth - Large Cap	5.1
Emerging Market - Equity	4.5
Value - Large Cap	4.0
Region Fund - European	3.3
Region Fund - Asian Specific	2.1
Growth - Small Cap	1.0
Repurchase Agreement	0.7
Other Assets and Liabilities - Net	(7.4)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.8%
Capital Markets - 79.8%
Vanguard Extended Market ETF ^	310,983	$17,546
Vanguard Intermediate-Term Bond ETF	1,474,059	130,926
Vanguard Long-Term Bond ETF	185,099	17,575
Vanguard MSCI EAFE ETF	1,113,772	35,162
Vanguard S&P 500 ETF	1,084,630	67,551
Vanguard Short-Term Bond ETF	1,404,235	113,926
Vanguard Total Bond Market ETF	3,945,189	332,894
Vanguard Total Stock Market ETF ^	1,974,676	137,634
Emerging Market - Equity - 4.5%
Vanguard MSCI Emerging Markets ETF	1,201,701	48,008
Growth - Large Cap - 5.1%
Vanguard Growth ETF ^	632,877	43,042
Vanguard Large-Capital ETF ^	189,399	11,762
Growth - Small Cap - 1.0%
Vanguard Small-Capital ETF ^	145,176	11,039
Region Fund - Asian Pacific - 2.1%
Vanguard MSCI Pacific ETF	454,860	22,798
Region Fund - European - 3.3%
Vanguard MSCI European ETF ^	827,071	35,423
Value - Large Cap - 4.0%
Vanguard Value ETF ^	757,840	42,394

Total Investment Companies (cost $1,053,565)		1,067,680

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	74,132,513	$74,133
Total Securities Lending Collateral (cost $74,133)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $7,519 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $7,671.	$7,519	7,519
Total Repurchase Agreement (cost $7,519)

Total Investment Securities (cost $1,135,217) P		1,149,332
Other Assets and Liabilities - Net		(78,698)

Net Assets		$1,070,634

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $72,522.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $1,135,217. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,576 and $5,461, respectively. Net unrealized appreciation for tax purposes is $14,115.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$1,067,680	$—	$—	$1,067,680
Repurchase Agreement	—	7,519	—	7,519
Securities Lending Collateral	74,133	—	—	74,133

Total	$1,141,813	$7,519	$—	$1,149,332

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $1,127,698)	$1,141,813
(including securities loaned of $72,522)
Repurchase agreement, at value (cost: $7,519)	7,519
Receivables:
Investment securities sold	11,144
Shares sold	893
Securities lending income (net)	32
Prepaid expenses	12

1,161,413

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	16,013
Shares redeemed	105
Management and advisory fees	234
Distribution and service fees	203
Transfer agent fees	1
Administration fees	20
Trustees fees	3
Audit and tax fees	9
Printing and shareholder reports fees	35
Other	23
Collateral for securities on loan	74,133

90,779

Net assets	$1,070,634

Net assets consist of:
Capital stock ($.01 par value)	$1,004
Additional paid-in capital	1,008,007
Undistributed (accumulated) net investment income (loss)	20,381
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	27,127
Net unrealized appreciation (depreciation) on investments in investment companies	14,115

Net assets	$1,070,634

Net assets by class:
Initial Class	$4,656
Service Class	1,065,978
Shares outstanding:
Initial Class	434
Service Class	100,006
Net asset value and offering price per share:
Initial Class	$10.74
Service Class	10.66

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$9,170
Interest income	1
Securities lending income (net)	169

9,340

Expenses:
Management and advisory	1,342
Distribution and service:
Service Class	1,167
Printing and shareholder reports	31
Custody	25
Administration	102
Legal	24
Audit and tax	6
Trustees	14
Transfer agent	3
Other	11

Total expenses	2,725

Net investment income	6,615

Net realized gain from:
Investments in investment companies	2,952

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	19,114

Net realized and change in unrealized gain on investments in investment companies	22,066

Net increase in net assets resulting from operations	$28,681

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$6,615	$13,771
Net realized gain from investments in investment companies	2,952	24,864
Change in net unrealized appreciation (depreciation) on investments in investment companies	19,114	(34,262)

Net increase in net assets resulting from operations	28,681	4,373

Distributions to shareholders:
From net investment income:
Initial Class	—	(8)
Service Class	—	(6,574)

	—	(6,582)

From net realized gains:
Initial Class	—	(8)
Service Class	—	(6,969)

	—	(6,977)

Total distributions to shareholders	—	(13,559)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,015	1,488
Service Class	230,606	493,811

	234,621	495,299

Dividends and distributions reinvested:
Initial Class	—	16
Service Class	—	13,543

	—	13,559

Cost of shares redeemed:
Initial Class	(109)	(2,342)
Service Class	(8,893)	(30,669)

	(9,002)	(33,011)

Net increase in net assets resulting from capital shares transactions	225,619	475,847

Net increase in net assets	254,300	466,661

Net assets:
Beginning of period/year	816,334	349,673

End of period/year	$1,070,634	$816,334

Undistributed net investment income	$20,381	$13,766

Share activity:
Shares issued:
Initial Class	374	140
Service Class	21,711	47,273

	22,085	47,413

Shares issued-reinvested from distributions:
Initial Class	—	1
Service Class	—	1,349

	—	1,350

Shares redeemed:
Initial Class	(9)	(224)
Service Class	(839)	(2,953)

	(848)	(3,177)

Net increase (decrease) in shares outstanding:
Initial Class	365	(83)
Service Class	20,872	45,669

	21,237	45,586

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Initial Class Year Ended December 31,			May 1 to Dec 31, 2008(A)
			2011	2010	2009
Net asset value
Beginning of period/year	$10.37		$10.46	$9.63	$8.28	$10.00
Investment operations
Net investment income(B),(C)	0.10		0.23	0.34	0.26	0.25
Net realized and unrealized gain (loss)	0.27		(0.07)	0.71	1.12	(1.97)

Total operations	0.37		0.16	1.05	1.38	(1.72)

Distributions
From net investment income	—		(0.13)	(0.12)	(0.03)	—
From net realized gains	—		(0.12)	(0.10)	—	—

Total distributions	—		(0.25)	(0.22)	(0.03)	—

Net asset value
End of period/year	$10.74		$10.37	$10.46	$9.63	$8.28

Total return(D)	3.57	%(E)	1.57%	11.07%	16.62%	(17.20	)%(E)

Net assets end of period/year (000’s)	$4,656		$718	$1,597	$378	$315
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	0.33	%(G)	0.34%	0.37%	0.37%	0.37	%(G)
Before reimbursement/ recaptured expense	0.33	%(G)	0.34%	0.35%	0.38%	1.23	%(G)
Net investment income, to average net assets(C)	1.87	%(G)	2.11%	3.33%	2.91%	4.21	%(G)
Portfolio turnover rate (H)	31	%(E)	70%	12%	27%	17	%(E)

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Service Class Year Ended December 31,			May 1 to Dec 31, 2008(A)
			2011	2010	2009
Net asset value
Beginning of period/year	$10.31		$10.40	$9.60	$8.26	$10.00
Investment operations
Net investment income(B),(C)	0.07		0.27	0.25	0.28	0.38
Net realized and unrealized gain (loss)	0.28		(0.12)	0.76	1.08	(2.12)

Total operations	0.35		0.15	1.01	1.36	(1.74)

Distributions
From net investment income	—		(0.12)	(0.11)	(0.02)	—
From net realized gains	—		(0.12)	(0.10)	—	—

Total distributions	—		(0.24)	(0.21)	(0.02)	—

Net asset value
End of period/year	$10.66		$10.31	$10.40	$9.60	$8.26

Total return(D)	3.39	%(E)	1.47%	10.69%	16.53%	(17.40	)%(E)

Net assets end of period/year (000’s)	$1,065,978		$815,616	$348,076	$191,443	$22,471
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	0.58	%(G)	0.59%	0.62%	0.62%	0.62	%(G)
Before reimbursement/recaptured expense	0.58	%(G)	0.59%	0.60%	0.63%	1.48	%(G)
Net investment income, to average net assets(C)	1.40	%(G)	2.53%	2.55%	3.09%	7.06	%(G)
Portfolio turnover rate (H)	31	%(E)	70%	12%	27%	17	%(E)

(A)	Commenced operations on May 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying portfolios.

Note: Prior to January 1, 2010, all financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 50 VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.37% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$528,612
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	292,562
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 50 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 50 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Index 75 VP
Initial Class	$1,000.00	$1,046.90	$1.68	$1,023.22	$1.66	0.33%
Service Class	1,000.00	1,045.20	2.95	1,021.98	2.92	0.58

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	74.6%
Emerging Markets - Equity	7.0
Securities Lending Collateral	6.8
Growth - Large Cap	5.7
Region Fund - European	5.2
Region Fund - Asian Pacific	3.3

Asset Type (continued)	% of Net Assets
Value - Large Cap	3.1%
Growth - Small Cap	0.8
Repurchase Agreement	0.4
Other Assets and Liabilities - Net	(6.9)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.7%
Capital Markets - 74.6%
Vanguard Extended Market ETF ^	634,803	$35,816
Vanguard Intermediate-Term Bond ETF	339,366	30,142
Vanguard Long-Term Bond ETF	38,187	3,626
Vanguard MSCI EAFE ETF	1,591,287	50,237
Vanguard S&P 500 ETF	2,282,854	142,176
Vanguard Short-Term Bond ETF	320,600	26,010
Vanguard Total Bond Market ETF ^	3,070,674	259,104
Vanguard Total Stock Market ETF ^	2,652,205	184,859
Emerging Market - Equity - 7.0%
Vanguard MSCI Emerging Markets ETF	1,718,867	68,669
Growth - Large Cap - 5.7%
Vanguard Growth ETF ^	459,399	31,244
Vanguard Large-Capital ETF ^	396,398	24,616
Growth - Small Cap - 0.8%
Vanguard Small-Capital ETF ^	97,650	7,425
Region Fund - Asian Pacific - 3.3%
Vanguard MSCI Pacific ETF	650,641	32,610
Region Fund - European - 5.2%
Vanguard MSCI European ETF ^	1,183,060	50,670
Value - Large Cap - 3.1%
Vanguard Value ETF ^	548,696	30,694

Total Investment Companies (cost $962,556)		977,898

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	66,488,274	$66,488
Total Securities Lending Collateral (cost $66,488)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $3,710 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, and with a value of $3,784.	$3,710	3,710
Total Repurchase Agreement (cost $3,710)

Total Investment Securities (cost $1,032,754) P		1,048,096
Other Assets and Liabilities - Net		(67,740)

Net Assets		$980,356

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $65,054.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $1,032,754. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,933 and $13,591, respectively. Net unrealized appreciation for tax purposes is $15,342.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$977,898	$—	$—	$977,898
Repurchase Agreement	—	3,710	—	3,710
Securities Lending Collateral	66,488	—	—	66,488

Total	$1,044,386	$3,710	$—	$1,048,096

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $1,029,044)	$1,044,386
(including securities loaned of $65,054)
Repurchase agreement, at value (cost: $3,710)	3,710
Receivables:
Investment securities sold	24,449
Shares sold	183
Securities lending income (net)	59
Prepaid expenses	12

1,072,799

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	25,201
Shares redeemed	258
Management and advisory fees	216
Distribution and service fees	187
Transfer agent fees	1
Administration fees	19
Trustees fees	3
Audit and tax fees	9
Printing and shareholder reports fees	39
Other	22
Collateral for securities on loan	66,488

92,443

Net assets	$980,356

Net assets consist of:
Capital stock ($.01 par value)	$985
Additional paid-in capital	853,159
Undistributed (accumulated) net investment income (loss)	21,402
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	89,468
Net unrealized appreciation (depreciation) on investments in investment companies	15,342

Net assets	$980,356

Net assets by class:
Initial Class	$5,347
Service Class	975,009
Shares outstanding:
Initial Class	532
Service Class	97,952
Net asset value and offering price per share:
Initial Class	$10.05
Service Class	9.95

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$7,328
Interest income	1
Securities lending income (net)	363

7,692

Expenses:
Management and advisory	1,335
Distribution and service:
Service Class	1,160
Printing and shareholder reports	33
Custody	24
Administration	101
Legal	23
Audit and tax	6
Trustees	14
Transfer agent	3
Other	12

Total expenses	2,711

Net investment income	4,981

Net realized gain (loss) from:
Investments in investment companies	10,410

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	22,788

Net realized and change in unrealized gain on investments in investment companies	33,198

Net increase in net assets resulting from operations	$38,179

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$4,981	$16,431
Net realized gain from investments in investment companies	10,410	86,143
Change in net unrealized appreciation (depreciation) on investments in investment companies	22,788	(115,801)

Net increase (decrease) in net assets resulting from operations	38,179	(13,227)

Distributions to shareholders:
From net investment income:
Initial Class	—	(33)
Service Class	—	(12,194)

	—	(12,227)

From net realized gains:
Initial Class	—	(21)
Service Class	—	(8,823)

	—	(8,844)

Total distributions to shareholders	—	(21,071)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,230	2,156
Service Class	114,137	209,582

	118,367	211,738

Dividends and distributions reinvested:
Initial Class	—	54
Service Class	—	21,017

	—	21,071

Cost of shares redeemed:
Initial Class	(1,002)	(2,700)
Service Class	(27,131)	(52,490)

	(28,133)	(55,190)

Net increase in net assets resulting from capital shares transactions	90,234	177,619

Net increase in net assets	128,413	143,321

Net assets:
Beginning of period/year	851,943	708,622

End of period/year	$980,356	$851,943

Undistributed net investment income	$21,402	$16,421

Share activity:
Shares issued:
Initial Class	420	210
Service Class	11,427	21,025

	11,847	21,235

Shares issued-reinvested from distributions:
Initial Class	—	6
Service Class	—	2,282

	—	2,288

Shares redeemed:
Initial Class	(98)	(276)
Service Class	(2,760)	(5,430)

	(2,858)	(5,706)

Net increase (decrease) in shares outstanding:
Initial Class	322	(60)
Service Class	8,667	17,877

	8,989	17,817

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)	Initial Class Year Ended December 31,	May 1 to Dec 31, 2008(A)
2011	2010	2009
Net asset value
Beginning of period/year	$9.60	$9.96	$9.01	$7.31	$10.00
Investment operations
Net investment income(B),(C)	0.07	0.20	0.28	0.16	0.33
Net realized and unrealized gain (loss)	0.38	(0.29)	0.87	1.57	(3.02)

Total operations	0.45	(0.09)	1.15	1.73	(2.69)

Distributions
From net investment income	—	(0.16)	(0.11)	(0.03)	—
From net realized gains	—	(0.11)	(0.09)	—	(D)	—

Total distributions	—	(0.27)	(0.20)	(0.03)	—

Net asset value
End of period/year	$10.05	$9.60	$9.96	$9.01	$7.31

Total return(E)	4.69	%(F)	(0.86)%	13.15%	23.68%	(26.90	)%(F)

Net assets end of period/year (000’s)	$5,347	$2,017	$2,686	$1,016	$2
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.33	%(H)	0.34%	0.34%	0.37%	0.37	%(H)
Before reimbursement/recaptured expense	0.33	%(H)	0.34%	0.34%	0.35%	0.67	%(H)
Net investment income, to average net assets(C)	1.43	%(H)	1.94%	2.99%	2.17%	6.63	%(H)
Portfolio turnover rate(I)	42	%(F)	79%	7%	24%	11	%(F)

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)	Service Class Year Ended December 31,	May 1 to Dec 31, 2008(A)
2011	2010	2009
Net asset value
Beginning of period/year	$9.52	$9.89	$8.95	$7.29	$10.00
Investment operations
Net investment income(B),(C)	0.05	0.20	0.20	0.23	0.38
Net realized and unrealized gain (loss)	0.38	(0.32)	0.93	1.46	(3.09)

Total operations	0.43	(0.12)	1.13	1.69	(2.71)

Distributions
From net investment income	—	(0.15)	(0.10)	(0.03)	—
From net realized gains	—	(0.10)	(0.09)	—	(D)	—

Total distributions	—	(0.25)	(0.19)	(0.03)	—

Net asset value
End of period/year	$9.95	$9.52	$9.89	$8.95	$7.29

Total return(E)	4.52	%(F)	(1.13)%	13.00%	23.18%	(27.10	)%(F)

Net assets end of period/year (000’s)	$975,009	$849,926	$705,936	$431,394	$57
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.58	%(H)	0.59%	0.59%	0.62%	0.62	%(H)
Before reimbursement/recaptured expense	0.58	%(H)	0.59%	0.59%	0.60%	0.92	%(H)
Net investment income, to average net assets(C)	1.06	%(H)	2.02%	2.25%	2.75%	7.71	%(H)
Portfolio turnover rate(I)	42	%(F)	79%	7%	24%	11	%(F)

(A)	Commenced operations on May 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $(.01) per share.
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 75 VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.37% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$495,839
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	399,104
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (20082010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 75 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and SubAdvisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the SubAdviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the subadvisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 75 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the SubAdviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the subadvisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the SubAdviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Index 100 VP
Initial Class	$1,000.00	$1,077.50	$2.07	$1,022.87	$2.01	0.40%
Service Class	1,000.00	1,077.80	3.36	1,021.63	3.27	0.65

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	52.7%
Securities Lending Collateral	25.5
Growth - Large Cap	14.0
Value - Large Cap	10.9
Emerging Market - Equity	8.5
Region Fund - European	6.3
Region Fund - Asian Pacific	4.0
Growth - Small Cap	2.7
Repurchase Agreement	1.3
Other Assets and Liabilities - Net	(25.9)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.1%
Capital Markets - 52.7%
Vanguard Extended Market ETF	46,843	$2,643
Vanguard MSCI EAFE ETF	119,648	3,777
Vanguard S&P 500 ETF	168,818	10,514
Vanguard Total Stock Market ETF ^	214,526	14,952
Emerging Market - Equity - 8.5%
Vanguard MSCI Emerging Markets ETF	128,023	5,115
Growth - Large Cap - 14.0%
Vanguard Growth ETF	98,576	6,703
Vanguard Large-Capital ETF	28,881	1,794
Growth - Small Cap - 2.7%
Vanguard Small-Capital ETF	21,623	1,644
Region Fund - Asian Pacific - 4.0%
Vanguard MSCI Pacific ETF	48,826	2,447
Region Fund - European - 6.3%
Vanguard MSCI European ETF ^	88,815	3,804
Value - Large Cap - 10.9%
Vanguard Value ETF ^	117,983	6,600

Total Investment Companies (cost $58,823)		59,993

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	15,435,746	$15,436
Total Securities Lending Collateral (cost $15,436)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $778 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $796.	$778	778
Total Repurchase Agreement (cost $778)

Total Investment Securities (cost $75,037) P		76,207
Other Assets and Liabilities - Net		(15,675)

Net Assets		$60,532

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $15,103.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $75,037. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,559 and $1,389, respectively. Net unrealized appreciation for tax purposes is $1,170.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$59,993	$—	$—	$59,993
Repurchase Agreement	—	778	—	778
Securities Lending Collateral	15,436	—	—	15,436

Total	$75,429	$778	$—	$76,207

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in investment companies, at value (cost: $74,259)	$75,429
(including securities loaned of $15,103)
Repurchase agreement, at value (cost: $778)	778
Receivables:
Investment securities sold	6
Shares sold	160
Securities lending income (net)	5
Prepaid expenses	1

	76,379

Liabilities:
Accounts payable and accrued liabilities: Investment securities purchased	359
Shares redeemed	9
Management and advisory fees	14
Distribution and service fees	11
Transfer agent fees	—	(A)
Trustee fees	—	(A)
Administration fees	1
Audit and tax fees	8
Printing and shareholder reports fees	7
Other	2
Collateral for securities on loan	15,436

	15,847

Net assets	$60,532

Net assets consist of:
Capital stock ($.01 par value)	$50
Additional paid-in capital	57,556
Undistributed (accumulated) net investment income (loss)	941
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	815
Net unrealized appreciation (depreciation) on investments in investment companies	1,170

Net assets	$60,532

Net assets by class:
Initial Class	$10
Service Class	60,522
Shares outstanding:
Initial Class	1
Service Class	5,024
Net asset value and offering price per share:
Initial Class	$12.10
Service Class	12.05

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$375
Interest income	—	(A)
Securities lending income (net)	27

	402

Expenses:
Management and advisory	88
Distribution and service:
Service Class	69
Printing and shareholder reports	—	(A)
Custody	10
Administration	6
Legal	2
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	183

Less waiver/reimbursement	(3)

Net expenses	180

Net investment income	222

Net realized gain from:
Investments in investment companies	143

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	3,235

Net realized and change in unrealized gain on investments in investment companies	3,378

Net increase in net assets resulting from operations	$3,600

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$222	$719
Net realized gain from investments in investment companies	143	719
Change in net unrealized appreciation (depreciation) on investments in investment companies	3,235	(3,995)

Net increase (decrease) in net assets resulting from operations	3,600	(2,557)

Distributions to shareholders:
From net investment income:
Initial Class	—	(2)
Service Class	—	(293)

—	(295)

From net realized gains:
Initial Class	—	—	(A)
Service Class	—	(16)

—	(16)

Total distributions to shareholders	—	(311)

Capital share transactions:
Proceeds from shares sold:
Service Class	19,262	41,413

19,262	41,413

Dividends and distributions reinvested:
Initial Class	—	2
Service Class	—	309

—	311

Cost of shares redeemed:
Initial Class	(302)	—
Service Class	(8,652)	(15,645)

(8,954)	(15,645)

Net increase in net assets resulting from capital shares transactions	10,308	26,079

Net increase in net assets	13,908	23,211

Net assets:
Beginning of period/year	46,624	23,413

End of period/year	$60,532	$46,624

Undistributed net investment income	$941	$719

Share activity:
Shares issued:
Service Class	1,600	3,524

Shares issued-reinvested from distributions:
Initial Class	—	—	(B)
Service Class	—	29

—	29

Shares redeemed:
Initial Class	(24)	—
Service Class	(720)	(1,379)

(744)	(1,379)

Net increase (decrease) in shares outstanding:
Initial Class	(24)	—
Service Class	880	2,174

856	2,174

(A)	Rounds to less than $1.
(B)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended	Initial Class Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	Nov 19 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$11.23	$11.76	$10.26	$10.00
Investment operations
Net investment income(B),(C)	0.04	0.21	0.20	0.10
Net realized and unrealized gain (loss)	0.83	(0.65)	1.31	0.16

Total operations	0.87	(0.44)	1.51	0.26

Distributions
From net investment income	—	(0.09)	(0.01)	—
From net realized gains	—	—	(D)	—	(D)	—

Total distributions	—	(0.09)	(0.01)	—

Net asset value
End of period/year	$12.10	$11.23	$11.76	$10.26

Total return(E)	7.75	%(F)	(3.68)%	14.70%	2.60	%(F)

Net assets end of period/year (000’s)	$10	$283	$294	$257
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/fee waiver	0.40	%(H)	0.40%	0.40%	0.40	%(H)
Before reimbursement/fee waiver	0.41	%(H)	0.44%	0.62%	61.05	%(H)
Net investment income, to average net assets(C)	0.69	%(H)	1.81%	1.94%	8.52	%(H)
Portfolio turnover rate(I)	6	%(F)	73%	13%	7	%(F)

For a share outstanding throughout each period	Period ended	Service Class Year Ended December 31,
June 30, 2012 (unaudited	2011	2010	Nov 19 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$11.18	$11.73	$10.26	$10.00
Investment operations
Net investment income(B),(C)	0.05	0.22	0.34	0.14
Net realized and unrealized gain (loss)	0.82	(0.68)	1.14	0.12

Total operations	0.87	(0.46)	1.48	0.26

Distributions
From net investment income	—	(0.08)	(0.01)	—
From net realized gains	—	(0.01)	—	(D)	—

Total distributions	—	(0.09)	(0.01)	—

Net asset value
End of period/year	$12.05	$11.18	$11.73	$10.26

Total return(E)	7.78	%(F)	(3.92)%	14.41%	2.60	%(F)

Net assets end of period/year (000’s)	$60,522	$46,341	$23,119	$640
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/fee waiver	0.65	%(H)	0.65%	0.65%	0.65	%(H)
Before reimbursement/fee waiver	0.66	%(H)	0.69%	0.87%	61.30	%(H)
Net investment income, to average net assets(C)	0.80	%(H)	1.87%	3.16%	12.07	%(H)
Portfolio turnover rate(I)	6	%(F)	73%	13%	7	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $(.01) per share.
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 100 VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Portfolio and sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Initial Class	$10	0.02%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.40% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $3. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010	$20	12/31/2012
Fiscal Year 2011	16	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$13,673
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	3,432
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 100 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 2-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Index 100 VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica International Moderate Growth VP
Initial Class	$1,000.00	$1,039.90	$0.71	$1,024.17	$0.70	0.14%
Service Class	1,000.00	1,037.80	1.98	1,022.92	1.96	0.39

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Global/International Equity	52.8%
Fixed Income	36 .1
Inflation-Protected Securities	7.0
Tactical and Specialty	4 .1
Other Assets and Liabilities - Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Fixed Income - 36.1%
Transamerica AEGON U.S. Government Securities VP Ж	3,097,997	$41,792
Transamerica Core Bond л	4,430,577	47,674
Transamerica Emerging Markets Debt л	713,147	7,531
Transamerica Money Market л	21,001,052	21,001
Transamerica PIMCO Total Return VP Ж	2,048,997	25,059
Transamerica Short-Term Bond л	2,910,037	29,595
Global/International Equity - 52.8%
Transamerica Clarion Global Real Estate Securities VP Ж	1,304,706	14,495
Transamerica Developing Markets Equity л	43,141	480
Transamerica International л	5,168,203	43,361
Transamerica International Equity л	3,754,344	50,496
Transamerica International Equity Opportunities л	8,164,794	56,500
Transamerica International Small Cap л	4,498,612	33,200
Transamerica International Value л	2,448,693	15,451
Transamerica International Value Opportunities л	2,963,211	24,565
Transamerica Morgan Stanley Active International Allocation VP Ж	1,356,403	13,442
Inflation-Protected Securities - 7.0%
Transamerica Real Return TIPS л	2,952,040	33,624
Tactical and Specialty Portfolio - 4.1%
Transamerica Bond л	1,938,360	19,577

Total Investment Companies (cost $495,526) P		477,843
Other Assets and Liabilities - Net		(171)

Net Assets		$477,672

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

л	The portfolio invests its assets in the Class I2 shares of the affiliated portfolio of Transamerica Portfolios.
Ж	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
P	Aggregate cost for federal income tax purposes is $495,526. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,480 and $24,163, respectively. Net unrealized depreciation for tax purposes is $17,683.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$477,843	$—	$—	$477,843

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $495,526)	$477,843
Receivables:
Shares sold	222
Dividends	9
Prepaid expenses	6

478,080

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	150
Shares redeemed	72
Management and advisory fees	37
Distribution and service fees	89
Transfer agent fees	1
Administration fees	7
Trustees fees	1
Audit and tax fees	9
Printing and shareholder reports fees	30
Other	12

408

Net assets	$477,672

Net assets consist of:
Capital stock ($.01 par value)	$560
Additional paid-in capital	538,565
Undistributed (accumulated) net investment income (loss)	14,030
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(57,800)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(17,683)

Net assets	$477,672

Net assets by class:
Initial Class	$18,677
Service Class	458,995
Shares outstanding:
Initial Class	2,172
Service Class	53,859
Net asset value and offering price per share:
Initial Class	$8.60
Service Class	8.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from affiliated investment companies	$1,444

Expenses:
Management and advisory	240
Distribution and service:
Service Class	577
Printing and shareholder reports	21
Custody	9
Administration	34
Legal	12
Audit and tax	6
Trustees	7
Transfer agent	2
Other	7

Total expenses	915

Net investment income	529

Net realized loss from:
Investments in affiliated investment companies	(9,963)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	26,964

Net realized and change in unrealized gain on investments in affiliated investment companies	17,001

Net increase in net assets resulting from operations	$17,530

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$529	$13,501
Net realized gain (loss) from investments in affiliated investment companies	(9,963)	4,714
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	26,964	(57,314)

Net increase (decrease) in net assets resulting from operations	17,530	(39,099)

Distributions to shareholders:
From net investment income:
Initial Class	—	(433)
Service Class	—	(9,325)

Total distributions to shareholders	—	(9,758)

Capital share transactions:
Proceeds from shares sold:
Initial Class	829	3,830
Service Class	21,190	52,636

	22,019	56,466

Dividends and distributions reinvested:
Initial Class	—	433
Service Class	—	9,325

	—	9,758

Cost of shares redeemed:
Initial Class	(2,566)	(3,671)
Service Class	(23,944)	(58,769)

	(26,510)	(62,440)

Net increase (decrease) in net assets resulting from capital shares transactions	(4,491)	3,784

Net increase (decrease) in net assets	13,039	(45,073)

Net assets:
Beginning of period/year	464,633	509,706

End of period/year	$477,672	$464,633

Undistributed net investment income	$14,030	$13,501

Share activity:
Shares issued:
Initial Class	95	435
Service Class	2,449	5,815

	2,544	6,250

Shares issued-reinvested from distributions:
Initial Class	—	51
Service Class	—	1,110

	—	1,161

Shares redeemed:
Initial Class	(302)	(411)
Service Class	(2,774)	(6,668)

	(3,076)	(7,079)

Net increase (decrease) in shares outstanding:
Initial Class	(207)	75
Service Class	(325)	257

	(532)	332

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.27		$9.13	$8.50	$6.72	$11.12	$10.43
Investment operations
Net investment income(A),(B)	0.02		0.25	0.20	0.25	0.26	0.56
Net realized and unrealized gain (loss)	0.31		(0.92)	0.66	1.73	(4.14)	0.34

Total operations	0.33		(0.67)	0.86	1.98	(3.88)	0.90

Distributions
From net investment income	—		(0.19)	(0.23)	(0.20)	(0.21)	(0.13)
From net realized gains	—		—	—	—	(0.31)	(0.08)

Total distributions	—		(0.19)	(0.23)	(0.20)	(0.52)	(0.21)

Net asset value
End of period/year	$8.60		$8.27	$9.13	$8.50	$6.72	$11.12

Total return(C)	3.99	%(D)	(7.37)%	10.50%	29.69%	(36.12)%	8.69%

Net assets end of period/year (000’s)	$18,677		$19,685	$21,033	$19,430	$15,195	$24,495
Ratio and supplemental data

Expenses to average net assets(E)
After reimbursement/recaptured expense	0.14	%(F)	0.14%	0.14%	0.14%	0.15%	0.19%
Before reimbursement/recaptured expense	0.14	%(F)	0.14%	0.14%	0.14%	0.15%	0.17%
Net investment income, to average net assets(B)	0.46	%(F)	2.94%	2.34%	3.43%	2.76%	5.05%
Portfolio turnover rate(G)	26	%(D)	57%	20%	31%	19%	1%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$8.21		$9.06	$8.44	$6.68	$11.08	$10.41
Investment operations
Net investment income(A),(B)	0.01		0.24	0.18	0.25	0.28	0.57
Net realized and unrealized gain (loss)	0.30		(0.92)	0.66	1.70	(4.17)	0.31

Total operations	0.31		(0.68)	0.84	1.95	(3.89)	0.88

Distributions
From net investment income	—		(0.17)	(0.22)	(0.19)	(0.20)	(0.13)
From net realized gains	—		—	—	—	(0.31)	(0.08)

Total distributions	—		(0.17)	(0.22)	(0.19)	(0.51)	(0.21)

Net asset value
End of period/year	$8.52		$8.21	$9.06	$8.44	$6.68	$11.08

Total return(C)	3.78	%(D)	(7.53)%	10.24%	29.33%	(36.32)%	8.49%

Net assets end of period/year (000’s)	$458,995		$444,948	$488,673	$422,402	$255,872	$225,620
Ratio and supplemental data
Expenses to average net assets(E)
After reimbursement/recaptured expense	0.39	%(F)	0.39%	0.39%	0.39%	0.40%	0.44%
Before reimbursement/recaptured expense	0.39	%(F)	0.39%	0.39%	0.39%	0.40%	0.42%
Net investment income, to average net assets(B)	0.21	%(F)	2.64%	2.13%	3.40%	3.08%	5.18%
Portfolio turnover rate(G)	26	%(D)	57%	20%	31%	19%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a portfolioing vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.25% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal portfolio administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.0175% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Portfolios and Transamerica Institutional Asset Allocation Portfolios, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$126,301
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	130,261
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s assets had until recently been managed by a sub-adviser and that the Portfolio’s performance reflected the sub-adviser’s portfolio management.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Janus Balanced VP
Initial Class	$1,000.00	$1,064.30	$4.77	$1,020.24	$4.67	0.93%
Service Class	1,000.00	1,063.60	6.05	1,019.00	5.92	1.18

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	53.5%
Corporate Debt Securities	25.9
Securities Lending Collateral	25.6
U.S. Government Obligations	9.3
U.S. Government Agency Obligations	7.3
Repurchase Agreement	3.0
Mortgage-Backed Securities	0.6
Other Assets and Liabilities - Net(A)	(25.2)

Total	100.0%

(A)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury Bond
3.00%, 05/15/2042	$11	$12
3.13%, 11/15/2041 - 02/15/2042	491	527
U.S. Treasury Note
0.25%, 03/31/2014	1,211	1,210
0.25%, 05/31/2014 - 01/15/2015 ^	435	435
0.38%, 03/15/2015	1,341	1,339
0.88%, 01/31/2017 - 02/28/2017	368	371
2.00%, 11/15/2021 - 02/15/2022	1,196	1,238
2.13%, 08/15/2021	255	268
3.13%, 05/15/2021	620	706

Total U.S. Government Obligations (cost $6,006)		6,106

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Fannie Mae
4.50%, 04/01/2041	1,116	1,224
5.00%, 09/01/2033 - 06/01/2040	407	445
5.50%, 01/01/2036 - 10/01/2038	733	808
6.00%, 10/01/2035 - 10/01/2039	911	1,008
Freddie Mac
4.75%, 11/25/2046 - 144A *	229	224
5.00%, 01/01/2036 - 05/01/2039	324	356
5.50%, 10/01/2036	77	86
Ginnie Mae
3.50%, 05/20/2042	27	29
4.50%, 07/15/2041	18	20
5.00%, 04/15/2039 - 05/15/2041	469	522
6.00%, 11/20/2034	48	54

Total U.S. Government Agency Obligations (cost $4,720)		4,776

MORTGAGE-BACKED SECURITIES - 0.6%
Arkle Master Issuer PLC
Series 2012-1A, Class 2A1
2.17%, 05/17/2060 - 144A *	250	253
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	127	131

Total Mortgage-Backed Securities (cost $379)		384

CORPORATE DEBT SECURITIES - 25.9%
Aerospace & Defense - 0.8%
L-3 Communications Corp.
6.38%, 10/15/2015	125	128
United Technologies Corp.
1.80%, 06/01/2017 ^	59	60
3.10%, 06/01/2022	211	221
4.50%, 06/01/2042	110	121
Airlines - 0.2%
Southwest Airlines Co.
5.13%, 03/01/2017	125	137
Beverages - 0.6%
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	200	206
3.75%, 01/15/2022 - 144A	200	213
Capital Markets - 2.3%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 *	150	162
Charles Schwab Corp.
7.00%, 02/01/2022 * Ž	55	59
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	135	135
5.75%, 01/24/2022	62	65

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Jefferies Group, Inc.
3.88%, 11/09/2015 ^	$95	$93
5.13%, 04/13/2018	110	107
8.50%, 07/15/2019	95	103
Morgan Stanley
3.45%, 11/02/2015 ^	145	140
5.50%, 07/28/2021	96	95
Raymond James Financial, Inc.
4.25%, 04/15/2016 ^	152	158
5.63%, 04/01/2024	225	241
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125	132
Chemicals - 1.8%
CF Industries, Inc.
6.88%, 05/01/2018	275	326
7.13%, 05/01/2020 ^	65	79
Ecolab, Inc.
3.00%, 12/08/2016	195	206
4.35%, 12/08/2021 ^	145	161
RPM International, Inc.
6.13%, 10/15/2019 ^	125	143
Sherwin-Williams Co.
3.13%, 12/15/2014	125	131
Valspar Corp.
4.20%, 01/15/2022	111	116
Commercial Banks - 1.8%
American Express Bank FSB
5.50%, 04/16/2013	250	259
CIT Group, Inc.
5.25%, 04/01/2014 - 144A^	190	197
5.50%, 02/15/2019 - 144A^	201	207
Lloyds TSB Bank PLC
4.88%, 01/21/2016 ^	200	210
SVB Financial Group
5.38%, 09/15/2020	125	135
Zions Bancorporation
4.50%, 03/27/2017	56	56
7.75%, 09/23/2014 ^	119	129
Commercial Services & Supplies - 0.5%
Cintas Corp No. 2
2.85%, 06/01/2016	130	135
Exelis, Inc.
4.25%, 10/01/2016 - 144A	151	155
GE Capital Trust I
6.38%, 11/15/2067 *	38	39
Computers & Peripherals - 0.1%
Seagate Technology International
10.00%, 05/01/2014 - 144A	40	44
Construction & Engineering - 0.2%
Toll Brothers Finance Corp.
5.88%, 02/15/2022	24	25
URS Corp.
3.85%, 04/01/2017 - 144A	66	66
5.00%, 04/01/2022 - 144A	63	62
Consumer Finance - 0.3%
American Express Credit Corp.
1.75%, 06/12/2015 ^	51	52
SLM Corp.
6.25%, 01/25/2016 ^	135	141
Containers & Packaging - 0.3%
Packaging Corp. of America
3.90%, 06/15/2022	32	32

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Containers & Packaging (continued)
Rock-Tenn Co.
4.45%, 03/01/2019 - 144A^	$23	$24
4.90%, 03/01/2022 - 144A^	124	127
Diversified Financial Services - 3.4%
Bank of America Corp.
3.63%, 03/17/2016 ^	25	25
4.50%, 04/01/2015	115	119
5.70%, 01/24/2022 ^	60	66
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž	37	39
Citigroup, Inc.
4.45%, 01/10/2017 ^	45	47
5.00%, 09/15/2014	130	133
5.63%, 08/27/2012	130	131
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	200	212
5.88%, 08/02/2021 ^	200	223
General Electric Capital Corp.
5.50%, 01/08/2020	235	270
5.90%, 05/13/2014	120	130
7.13%, 06/15/2022 * Ž	200	211
JPMorgan Chase & Co.
4.50%, 01/24/2022 ^	186	200
Lazard Group LLC
6.85%, 06/15/2017	8	9
7.13%, 05/15/2015 ^	125	137
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A^	41	43
5.88%, 03/15/2022 - 144A^	23	24
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	125	135
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.
7.13%, 04/01/2018	200	211
Qwest Corp.
6.75%, 12/01/2021	125	141
Electric Utilities - 0.4%
PPL Energy Supply LLC
4.60%, 12/15/2021	90	92
PPL WEM Holdings PLC
3.90%, 05/01/2016 - 144A	148	155
Electronic Equipment & Instruments - 0.4%
Amphenol Corp.
4.00%, 02/01/2022	44	45
4.75%, 11/15/2014	180	193
Energy Equipment & Services - 0.5%
DCP Midstream Operating, LP
4.95%, 04/01/2022	69	71
Nabors Industries, Inc.
5.00%, 09/15/2020 ^	195	208
Sunoco Logistics Partners Operations, LP
4.65%, 02/15/2022	11	11
Weatherford International, Ltd.
4.50%, 04/15/2022 ^	38	39
Food Products - 1.6%
Kraft Foods Group, Inc.
2.25%, 06/05/2017 - 144A^	254	260
3.50%, 06/06/2022 - 144A	199	204
5.00%, 06/04/2042 - 144A	178	188
Tyson Foods, Inc.
4.50%, 06/15/2022	75	77

	Principal (000’s)	Value (000’s)
Food Products (continued)
Tyson Foods, Inc. (continued)
6.85%, 04/01/2016 ^	$295	$338
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
4.50%, 01/15/2015	125	133
Health Care Providers & Services - 1.3%
Express Scripts Holding Co.
2.10%, 02/12/2015 - 144A	79	80
2.65%, 02/15/2017 - 144A^	278	282
3.13%, 05/15/2016 ^	141	147
3.90%, 02/15/2022 - 144A	129	134
4.75%, 11/15/2021 - 144A	190	210
Medco Health Solutions, Inc.
4.13%, 09/15/2020	25	27
Hotels, Restaurants & Leisure - 0.0% ¥
Marriott International, Inc.
3.00%, 03/01/2019 ^	27	27
Household Durables - 0.1%
DR Horton, Inc.
4.75%, 05/15/2017	35	36
Insurance - 0.8%
American International Group, Inc.
4.25%, 09/15/2014 ^	135	140
4.88%, 06/01/2022	21	21
6.40%, 12/15/2020	65	74
8.18%, 05/15/2058 * ^	120	130
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	125	133
Media - 0.2%
Comcast Corp.
3.13%, 07/15/2022	128	129
Metals & Mining - 0.3%
ArcelorMittal
4.50%, 02/25/2017 ^	80	79
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A^	122	124
Multiline Retail - 0.7%
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022 ^	22	23
5.90%, 12/01/2016	290	334
6.90%, 04/01/2029	85	101
Multi-Utilities - 0.3%
CMS Energy Corp.
2.75%, 05/15/2014 ^	190	191
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.
6.45%, 09/15/2036 ^	180	208
Apache Corp.
3.25%, 04/15/2022	22	23
4.75%, 04/15/2043	70	78
Energy Transfer Partners, LP
4.65%, 06/01/2021	205	212
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	125	132
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	170	199
Petrohawk Energy Corp.
6.25%, 06/01/2019 ^	240	268
10.50%, 08/01/2014 ^	58	64
Phillips 66
2.95%, 05/01/2017 - 144A^	187	192
4.30%, 04/01/2022 - 144A	190	200
5.88%, 05/01/2042 - 144A	189	203

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
3.95%, 07/15/2022 ^	$21	$21
Western Gas Partners, LP
4.00%, 07/01/2022	79	79
5.38%, 06/01/2021	216	239
Paper & Forest Products - 0.0% ¥
International Paper Co.
6.00%, 11/15/2041 ^	25	28
Professional Services - 0.6%
Verisk Analytics, Inc.
4.88%, 01/15/2019	390	418
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
4.60%, 04/01/2022	120	123
Goodman Funding Pty, Ltd.
6.38%, 04/15/2021 - 144A	250	260
Host Hotels & Resorts, LP - Series Q
6.75%, 06/01/2016 ^	185	190
Rouse Co. LLC
6.75%, 11/09/2015	190	199
Senior Housing Properties Trust
6.75%, 04/15/2020 ^	130	141
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Part
7.75%, 03/15/2020	120	137
Real Estate Management & Development - 0.0% ¥
CBRE Services, Inc.
6.63%, 10/15/2020	10	11
Road & Rail - 0.2%
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	130	134
Semiconductors & Semiconductor Equipment - 0.6%
National Semiconductor Corp.
3.95%, 04/15/2015 ^	134	145
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A^	235	235

Total Corporate Debt Securities (cost $16,340)		16,914

	Shares	Value (000’s)
COMMON STOCKS - 53.5%
Aerospace & Defense - 1.7%
Boeing Co.	12,110	899
Precision Castparts Corp.	1,360	224
Automobiles - 0.3%
Daimler AG	3,790	170
Beverages - 0.3%
Brown-Forman Corp. - Class B ^	2,109	204
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc. ‡ ^	3,875	153
Celgene Corp. ‡	9,440	606
Capital Markets - 0.9%
Blackstone Group, LP	39,738	520
Greenhill & Co., Inc. ^	1,947	69
Chemicals - 3.1%
E.I. du Pont de Nemours & Co. ^	21,225	1,074
LyondellBasell Industries NV - Class A	12,800	515
Syngenta AG ADR ^	6,785	464
Commercial Banks - 3.6%
CIT Group, Inc. ‡	19,000	677
Itau Unibanco Holding SA ADR	21,955	306
Standard Chartered PLC	22,481	488
U.S. Bancorp	26,455	851

	Shares	Value (000’s)
Communications Equipment - 0.6%
Motorola Solutions, Inc. ^	7,700	$370
Computers & Peripherals - 3.1%
Apple, Inc. ‡ ^	2,700	1,577
NetApp, Inc. ‡ ^	13,400	426
Diversified Financial Services - 1.0%
NYSE Euronext ^	25,560	654
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. ^	11,145	440
Electrical Equipment - 0.3%
Roper Industries, Inc. ^	1,865	184
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. - Class A ^	6,795	373
TE Connectivity, Ltd. ^	19,690	628
Energy Equipment & Services - 0.2%
National Oilwell Varco, Inc.	2,275	147
Food & Staples Retailing - 0.7%
Costco Wholesale Corp. ^	4,990	474
Food Products - 0.7%
Hershey Co. ^	6,220	448
Health Care Providers & Services - 1.5%
Aetna, Inc.	7,405	287
Express Scripts Holding Co. ‡ ^	12,825	716
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	11,805	513
McDonald’s Corp.	5,635	499
MGM Resorts International ‡ ^	29,940	334
Insurance - 0.4%
Prudential PLC	21,889	254
Internet & Catalog Retail - 0.7%
priceline.com, Inc. ‡	675	449
Internet Software & Services - 1.7%
eBay, Inc. ‡	17,920	753
Facebook, Inc. - Class A ‡ ^	12,141	378
IT Services - 2.5%
Cognizant Technology Solutions Corp. - Class A ‡	9,210	553
Mastercard, Inc. - Class A	1,640	705
Teradata Corp. ‡	1,996	144
Western Union Co. ^	15,464	260
Leisure Equipment & Products - 1.5%
Mattel, Inc. ^	30,145	978
Media - 5.1%
CBS Corp. - Class B	35,935	1,178
DIRECTV - Class A ‡ ^	9,300	454
Time Warner Cable, Inc.	15,555	1,278
Viacom, Inc. - Class B ^	9,270	436
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	9,155	312
Multiline Retail - 0.5%
Nordstrom, Inc. ^	6,595	328
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources, Ltd. ^	17,860	480
Chevron Corp.	8,690	917
Enterprise Products Partners, LP	16,125	826
Hess Corp.	13,145	571
Personal Products - 0.5%
Estee Lauder Cos., Inc. - Class A	6,265	339
Pharmaceuticals - 3.6%
Allergan, Inc.	5,060	468
Bristol-Myers Squibb Co. ^	15,790	568
Mylan, Inc. ‡ ^	29,585	632
Shire PLC ADR ^	5,030	435
Valeant Pharmaceuticals International, Inc. ‡	6,215	278
Real Estate Investment Trusts - 0.6%
Ventas, Inc. ^	6,441	407

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Road & Rail - 1.6%
Canadian Pacific Railway, Ltd.	2,970	$218
Union Pacific Corp.	6,670	795
Software - 1.3%
Intuit, Inc. ^	5,930	352
Oracle Corp.	16,820	499
Specialty Retail - 0.6%
AutoZone, Inc. ‡ ^	1,090	400
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc. ^	6,695	392
NIKE, Inc. - Class B	7,960	698
Tobacco - 2.7%
Altria Group, Inc. ^	16,715	578
Philip Morris International, Inc.	13,300	1,160
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. ^	760	145

Total Common Stocks (cost $32,769)		34,908

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	16,739,774	16,740
Total Securities Lending Collateral (cost $16,740)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $1,951 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $1,991.	$1,951	$1,951
Total Repurchase Agreement (cost $1,951)

Total Investment Securities (cost $78,905) P		81,779
Other Assets and Liabilities - Net		(16,462)

Net Assets		$65,317

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Pound Sterling	HSBC	(315)	07/12/2012	$(493)	$(1)
Pound Sterling	HSBC	35	07/12/2012	54	1
Pound Sterling	HSBC	(20)	07/12/2012	(31)	(¿ )
Pound Sterling	JPM	(80)	08/02/2012	(124)	(1)

					$(1)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)			Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
HSBC	$	(¿	)	$—	$	(¿	)
JPM		(1)		—		(1)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $16,378.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $78,905. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,019 and $1,145, respectively. Net unrealized appreciation for tax purposes is $2,874.
¿	Amount is less than 1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $5,037, or 7.71% of the portfolio’s net assets.
ADR	American Depositary Receipt
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$33,267	$1,641	$—	$34,908
Corporate Debt Securities	—	16,914	—	16,914
Mortgage-Backed Securities	—	384	—	384
Repurchase Agreement	—	1,951	—	1,951
Securities Lending Collateral	16,740	—	—	16,740
U.S. Government Agency Obligations	—	4,776	—	4,776
U.S. Government Obligations	—	6,106	—	6,106

Total	$50,007	$31,772	$—	$81,779

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Forward Foreign Currency Contracts - Appreciation	$—	$1	$—	$1
Forward Foreign Currency Contracts - Depreciation	—	(2)	—	(2)

Total	$—	$(1)	$—	$(1)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $76,954)	$79,828
(including securities loaned of $16,378)
Repurchase agreement, at value (cost: $1,951)	1,951
Receivables:
Investment securities sold	375
Shares sold	19
Interest	229
Securities lending income (net)	3
Dividends	43
Prepaid expenses	—	(A)
Unrealized appreciation on forward foreign currency contracts	1

	82,449

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	249
Shares redeemed	17
Management and advisory fees	50
Distribution and service fees	11
Trustees fees	—	(A)
Transfer agent fees	—	(A)
Administration fees	1
Printing and shareholder reports fees	11
Audit and tax fees	9
Other	42
Collateral for securities on loan	16,740
Unrealized depreciation on forward foreign currency contracts	2

	17,132

Net assets	$65,317

Net assets consist of:
Capital stock ($.01 par value)	$65
Additional paid-in capital	67,101
Undistributed net investment income	463
Accumulated net realized loss from investment securities and foreign currency transactions	(5,185)
Net unrealized appreciation (depreciation) on:
Investment securities	2,874
Translation of assets and liabilities denominated in foreign currencies	(1)

Net assets	$65,317

Net assets by class:
Initial Class	$8,881
Service Class	56,436
Shares outstanding:
Initial Class	879
Service Class	5,620
Net asset value and offering price per share:
Initial Class	$10.10
Service Class	10.04

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $5)	$351
Interest income	437
Securities lending income (net)	12

	800

Expenses:
Management and advisory	224
Distribution and service:
Service Class	65
Printing and shareholder reports	6
Custody	25
Administration	7
Legal	2
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	2

Total expenses	338

Recaptured expenses	13

Net expenses	351

Net investment income	449

Net realized gain (loss) on transactions from:
Investment securities	651
Foreign currency transactions	(13)

	638

Net increase in unrealized appreciation (depreciation) on:
Investment securities	2,417
Translation of assets and liabilities denominated in foreign currencies	4

Change in unrealized appreciation (depreciation)	2,421

Net realized and change in unrealized gain	3,059

Net increase in net assets resulting from operations	$3,508

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income (loss)	$449	$(715)
Net realized gain (loss) from investment securities and foreign currency transactions	638	(5,429)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	2,421	(2,180)

Net increase (decrease) in net assets resulting from operations	3,508	(8,324)

Distributions to shareholders:
From net investment income:
Initial Class	—	(24)
Service Class	—	(75)

Total distributions to shareholders	—	(99)

Capital share transactions:
Proceeds from shares sold:
Initial Class	488	3,674
Service Class	13,783	35,887

	14,271	39,561

Dividends and distributions reinvested:
Initial Class	—	24
Service Class	—	75

	—	99

Cost of shares redeemed:
Initial Class	(1,078)	(3,349)
Service Class	(6,408)	(15,819)

	(7,486)	(19,168)

Net increase in net assets from capital shares transactions	6,785	20,492

Net increase in net assets	10,293	12,069

Net assets:
Beginning of period/year	55,024	42,955

End of period/year	$65,317	$55,024

Undistributed net investment income	$463	$14

Share activity:
Shares issued:
Initial Class	48	339
Service Class	1,371	3,335

	1,419	3,674

Shares issued-reinvested from distributions:
Initial Class	—	2
Service Class	—	7

	—	9

Shares redeemed:
Initial Class	(106)	(324)
Service Class	(638)	(1,584)

	(744)	(1,908)

Net increase (decrease) in shares outstanding:
Initial Class	(58)	17
Service Class	733	1,758

	675	1,775

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011		2010		Jul 1 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$9.49		$10.64		$10.34		$10.00
Investment operations
Net investment income (loss)(B)	0.08		(0.11	) (C)	0.02	(C)	0.07	(C)
Net realized and unrealized gain (loss)	0.53		(1.02)		0.33		0.27

Total operations	0.61		(1.13)		0.35		0.34

Distributions
From net investment income	—		(0.02)		(0.02)		—
From net realized gains	—		—		(0.03)		—

Total distributions	—		(0.02)		(0.05)		—

Net asset value
End of period/year	$10.10		$9.49		$10.64		$10.34

Total return(D)	6.43	%(E)	(10.60)%		3.39%		3.40	%(E)

Net assets end of period/year (000’s)	$8,881		$8,886		$9,785		$7,065
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.93	%(G)	1.37	%(F),(H)	1.00	%(F)	1.00	%(F),(G)
Before reimbursement/recaptured expense	0.89	%(G)	1.33	%(F),(H)	1.05	%(F)	2.19	%(F),(G)
Net investment income (loss), to average net assets	1.67	%(G)	(1.04	)%(C)	0.22	%(C)	1.30	%(C),(G)
Portfolio turnover rate	42	%(E)	249	%(I)	718	%(I)	248	%(E),(I)

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011		2010		Jul 1 to Dec 31, 2009(A)
Net asset value
Beginning of period/year	$9.44		$10.60		$10.33		$10.00
Investment operations
Net investment income (loss)(B)	0.07		(0.14	) (C)	0.05	(C)	0.23	(C)
Net realized and unrealized gain (loss)	0.53		(1.01)		0.26		0.10

Total operations	0.60		(1.15)		0.31		0.33

Distributions
From net investment income	—		(0.01)		(0.01)		—
From net realized gains	—		—		(0.03)		—

Total distributions	—		(0.01)		(0.04)		—

Net asset value
End of period/year	$10.04		$9.44		$10.60		$10.33

Total return(D)	6.36	%(E)	(10.81)%		3.10%		3.30	%(E)

Net assets end of period/year (000’s)	$56,436		$46,138		$33,169		$3,262
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.18	%(G)	1.62	%(F),(H)	1.25	%(F)	1.25	%(F),(G)
Before reimbursement/recaptured expense	1.14	%(G)	1.58	%(F),(H)	1.30	%(F)	2.44	%(F),(G)
Net investment income (loss), to average net assets	1.43	%(G)	(1.28	)%(C)	0.48	%(C)	4.57	%(C),(G)
Portfolio turnover rate	42	%(E)	249	%(I)	718	%(I)	248	%(E),(I)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $202, and $12 in other fees. The impact of this expense is 0.37%.
(I)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of its contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2012.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.73%
Over $250 million up to $500 million	0.70%
Over $500 million up to $1 billion	0.675%
Over $1 billion	0.65%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $13. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$17,878
U.S. Government	13,358

Proceeds from maturities and sales of securities:
Long-term	16,180
U.S. Government	9,414

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period increased from one contract to four contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$1

Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(2)

Total	$(1)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Realized Gain (Loss) on derivatives recognized in income
Net realized loss on forward foreign currency transactions ~	$(13)

Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	4

Total	$(9)

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
ŧ	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post- October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Janus Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 2-year periods. The Board noted that it had approved changes to the Portfolio’s investment objective and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by the previous sub-adviser in accordance with the prior strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM, in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, dividend expense on short sales, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Jennison Growth VP
Initial Class	$1,000.00	$1,109.70	$4.14	$1,020.93	$3.97	0.79%
Service Class	1,000.00	1,107.50	5.45	1,019.69	5.22	1.04

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.3%
Securities Lending Collateral	9.2
Repurchase Agreement	2.1
Other Assets and Liabilities - Net	(8.6)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.3%
Aerospace & Defense - 5.2%
Boeing Co.	213,185	$15,840
Precision Castparts Corp.	117,872	19,389
United Technologies Corp.	163,726	12,366
Auto Components - 0.7%
BorgWarner, Inc. ‡ ^	100,564	6,596
Automobiles - 1.2%
Harley-Davidson, Inc.	230,036	10,520
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. ‡ ^	129,579	12,867
Biogen Idec, Inc. ‡	51,563	7,445
Vertex Pharmaceuticals, Inc. ‡	237,341	13,272
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	183,613	17,601
Chemicals - 1.6%
Monsanto Co.	179,818	14,885
Communications Equipment - 1.1%
QUALCOMM, Inc.	180,354	10,042
Computers & Peripherals - 10.0%
Apple, Inc. ‡	107,408	62,725
EMC Corp. ‡	850,209	21,791
NetApp, Inc. ‡	180,106	5,731
Consumer Finance - 1.3%
American Express Co.	200,981	11,699
Diversified Financial Services - 0.6%
JPMorgan Chase & Co.	159,930	5,714
Electrical Equipment - 0.5%
Roper Industries, Inc.	47,201	4,653
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	165,259	10,649
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	169,225	16,076
Whole Foods Market, Inc. ^	171,661	16,363
Food Products - 1.1%
Mead Johnson Nutrition Co. - Class A	121,507	9,783
Health Care Providers & Services - 3.2%
Express Scripts Holding Co. ‡	258,461	14,430
UnitedHealth Group, Inc.	254,017	14,860
Hotels, Restaurants & Leisure - 5.6%
Chipotle Mexican Grill, Inc. - Class A ‡	37,190	14,130
Dunkin’ Brands Group, Inc.	251,156	8,625
Starbucks Corp.	352,753	18,809
Yum! Brands, Inc.	142,964	9,210
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. ‡	128,564	29,358
priceline.com, Inc. ‡	23,410	15,556
Internet Software & Services - 7.6%
Baidu, Inc. ADR ‡	119,470	13,737
Facebook, Inc. - Class A ‡ ^	197,798	6,155
Google, Inc. - Class A ‡	34,341	19,920
LinkedIn Corp. - Class A ‡	129,515	13,764
Rackspace Hosting, Inc. ‡ ^	120,091	5,277
Tencent Holdings, Ltd.	247,621	7,313
Youku, Inc. ADR ‡^	74,327	1,611
IT Services - 6.8%
International Business Machines Corp.	88,145	17,239
Mastercard, Inc. - Class A	63,632	27,369
Teradata Corp. ‡	36,101	2,600
Visa, Inc. - Class A	118,645	14,668
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	296,881	11,650
Illumina, Inc. ‡ ^	123,456	4,986
Media - 1.5%
Walt Disney Co.	286,615	13,901
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	37,977	2,525

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. ‡	133,427	$11,357
Occidental Petroleum Corp.	147,131	12,620
Personal Products - 1.4%
Estee Lauder Cos., Inc. - Class A	229,291	12,409
Pharmaceuticals - 6.2%
Allergan, Inc.	148,302	13,728
Bristol-Myers Squibb Co.	273,108	9,818
Novo Nordisk A/S ADR	132,895	19,316
Perrigo Co.	2,462	290
Shire PLC ADR	154,623	13,358
Real Estate Investment Trusts - 1.6%
American Tower Corp. - Class A	212,057	14,825
Road & Rail - 1.4%
Union Pacific Corp.	107,072	12,775
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	198,889	6,730
ARM Holdings PLC ADR ^	203,115	4,832
Avago Technologies, Ltd.	233,796	8,393
Broadcom Corp. - Class A ‡	147,915	5,000
Software - 5.7%
Intuit, Inc.	111,927	6,643
Red Hat, Inc. ‡	258,066	14,576
Salesforce.com, Inc. ‡ ^	111,612	15,431
VMware, Inc. - Class A ‡	161,731	14,724
Specialty Retail - 3.2%
Inditex SA	173,013	17,884
TJX Cos., Inc.	258,380	11,092
Textiles, Apparel & Luxury Goods - 6.4%
Burberry Group PLC	440,946	9,181
Coach, Inc.	164,680	9,630
Lululemon Athletica, Inc. ‡ ^	186,666	11,131
NIKE, Inc. - Class B	182,001	15,976
Ralph Lauren Corp. - Class A ^	89,768	12,573
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. ‡	103,330	6,061

Total Common Stocks (cost $748,312)		884,053

SECURITIES LENDING COLLATERAL - 9.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	83,134,060	83,134
Total Securities Lending Collateral (cost $83,134)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $19,212 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $19,599.	$19,212	19,212
Total Repurchase Agreement (cost $19,212)

Total Investment Securities (cost $850,658) P		986,399
Other Assets and Liabilities - Net		(78,349)

Net Assets		$908,050

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $81,344.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $850,658. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $155,569 and $19,828, respectively. Net unrealized appreciation for tax purposes is $135,741.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$796,821	$87,232	$—	$884,053
Repurchase Agreement	—	19,212	—	19,212
Securities Lending Collateral	83,134	—	—	83,134

Total	$879,955	$106,444	$—	$986,399

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment securities, at value (cost: $831,446)	$967,187
(including securities loaned of $81,344)
Repurchase agreement, at value (cost: $19,212)	19,212
Receivables:
Investment securities sold	9,830
Shares sold	114
Securities lending income (net)	23
Dividends	441
Dividend reclaims	1
Other	2
Prepaid expenses	9

996,819

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	4,653
Shares redeemed	307
Management and advisory fees	525
Distribution and service fees	9
Trustees fees	2
Transfer agent fees	1
Administration fees	18
Printing and shareholder reports fees	52
Audit and tax fees	13
Other	55
Collateral for securities on loan	83,134

88,769

Net assets	$908,050

Net assets consist of:
Capital stock ($.01 par value)	$1,044
Additional paid-in capital	664,504
Undistributed net investment income	836
Undistributed net realized gain from investment securities and foreign currency transactions	105,925
Net unrealized appreciation (depreciation) on:
Investment securities	135,741

Net assets	$908,050

Net assets by class:
Initial Class	$858,537
Service Class	49,513
Shares outstanding:
Initial Class	98,639
Service Class	5,788
Net asset value and offering price per share:
Initial Class	$8.70
Service Class	8.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $119)	$3,953
Interest income	1
Securities lending income (net)	136

4,090

Expenses:
Management and advisory	3,530
Distribution and service:
Service Class	58
Printing and shareholder reports	37
Custody	68
Administration	104
Legal	15
Audit and tax	8
Trustees	14
Transfer agent	3
Other	15

Total expenses	3,852

Net investment income	238

Net realized gain (loss) on transactions from:
Investment securities	45,859
Foreign currency transactions	(15)

45,844

Net increase in unrealized appreciation (depreciation) on:
Investment securities	48,695

Net realized and change in unrealized gain	94,539

Net increase in net assets resulting from operations	$94,777

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$238	$729
Net realized gain from investment securities and foreign currency transactions	45,844	197,929
Change in net unrealized appreciation (depreciation) on investment securities	48,695	(197,839)

Net increase in net assets resulting from operations	94,777	819

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,703)
Service Class	—	—

	—	(1,703)

Capital share transactions:
Proceeds from shares sold:
Initial Class	166,967	88,921
Service Class	16,416	16,703

	183,383	105,624

Dividends and distributions reinvested:
Initial Class	—	1,703
Service Class	—	—

	—	1,703

Cost of shares redeemed:
Initial Class	(150,322)	(796,346)
Service Class	(8,492)	(12,796)

	(158,814)	(809,142)

Net increase (decrease) in net assets from capital shares transactions	24,569	(701,815)

Net increase (decrease) in net assets	119,346	(702,699)

Net assets:
Beginning of period/year	788,704	1,491,403

End of period/year	$908,050	$788,704

Undistributed net investment income	$836	$598

Share activity:
Shares issued:
Initial Class	19,506	10,995
Service Class	1,893	2,087

	21,399	13,082

Shares issued-reinvested from distributions:
Initial Class	—	223
Service Class	—	—

	—	223

Shares redeemed:
Initial Class	(16,664)	(99,846)
Service Class	(974)	(1,650)

	(17,638)	(101,496)

Net increase (decrease) in shares outstanding:
Initial Class	2,842	(88,628)
Service Class	919	437

	3,761	(88,191)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)	Initial Class Year Ended December 31,
2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$7.84	$7.90	$7.04	$5.00	$8.25	$7.86
Investment operations
Net investment income(A)	—	(B)	—	(B)	0.01	0.01	0.02	0.01
Net realized and unrealized gain (loss)	0.86	(0.05)	0.85	2.04	(2.99)	0.86

Total operations	0.86	(0.05)	0.86	2.05	(2.97)	0.87

Distributions
From net investment income	—	(0.01)	—	(B)	(0.01)	(0.01)	(0.01)
From net realized gains	—	—	—	—	(0.27)	(0.47)

Total distributions	—	(0.01)	—	( B)	(0.01)	(0.28)	(0.48)

Net asset value
End of period/year	$8.70	$7.84	$7.90	$7.04	$5.00	$8.25

Total return(C)	10.97	%(D)	(0.63)%	12.26%	41.00%	(37.01)%	11.51%

Net assets end of period/year (000’s)	$858,537	$751,136	$1,456,916	$476,900	$192,623	$161,847
Ratio and supplemental data
Expenses to average net assets	0.79	%(E)	0.75%	0.78%	0.85%	0.86%	0.86%
Net investment income, to average net assets	0.06	%(E)	0.06%	0.17%	0.16%	0.29%	0.16%
Portfolio turnover rate	38	%(D)	53%	72%	76%	74%	72%

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)	Service Class Year Ended December 31,
2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$7.72	$7.78	$6.95	$4.94	$8.16	$7.79
Investment operations
Net investment loss(A)	(0.01)	(0.01)	(0.01)	(0.01)	—	(B)	(0.01)
Net realized and unrealized gain (loss)	0.84	(0.05)	0.84	2.02	(2.95)	0.85

Total operations	0.83	(0.06)	0.83	2.01	(2.95)	0.84

Distributions
From net investment income	—	—	—	(B)	—	—	—
From net realized gains	—	—	—	—	(0.27)	(0.47)

Total distributions	—	—	—	(B)	—	(0.27)	(0.47)

Net asset value
End of period/year	$8.55	$7.72	$7.78	$6.95	$4.94	$8.16

Total return(C)	10.75	%(D)	(0.77)%	11.97%	40.69%	(37.11)%	11.28%

Net assets end of period/year (000’s)	$49,513	$37,568	$34,487	$3,324	$695	$1,223
Ratio and supplemental data
Expenses to average net assets	1.04	%(E)	1.00%	1.03%	1.10%	1.11%	1.11%
Net investment income (loss), to average net assets	(0.18	)%(E)	(0.17)%	(0.07)%	(0.13)%	0.01%	(0.13)%
Portfolio turnover rate	38	%(D)	53%	72%	76%	74%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01) or $0.01.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $43, are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation - Conservative VP	$32,749	3.61%

Transamerica Asset Allocation - Growth VP	104,489	11.51

Transamerica Asset Allocation - Moderate VP	162,629	17.91

Transamerica Asset Allocation - Moderate Growth VP	288,149	31.73

Transamerica BlackRock Tactical Allocation VP	51,775	5.70

Total	$639,791	70.46%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.60%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.94% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$365,130
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	358,562
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica JPMorgan Core Bond VP
Initial Class	$1,000.00	$1,029.30	$2.83	$1,022.08	$2.82	0.56%
Service Class	1,000.00	1,027.60	4.08	1,020.84	4.07	0.81

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the Portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	41.8%
U.S. Government Obligations	23.1
Corporate Debt Securities	15.2
Mortgage-Backed Securities	9.8
Repurchase Agreement	7.7
Asset-Backed Securities	3.6

Asset Type (continued)	% of Net Assets
Securities Lending Collateral	2.7%
Foreign Government Obligations	0.8
Municipal Government Obligations	0.1
Other Assets and Liabilities - Net	(4.8)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 23.1%
U.S. Treasury Bond
4.75%, 02/15/2037	$100	$139
5.38%, 02/15/2031	150	219
6.13%, 08/15/2029	100	154
6.25%, 05/15/2030	425	671
6.63%, 02/15/2027	100	156
7.50%, 11/15/2016	2,550	3,298
8.00%, 11/15/2021	500	785
8.50%, 02/15/2020	815	1,249
8.75%, 05/15/2020 - 08/15/2020	2,700	4,251
11.25%, 02/15/2015	1,065	1,365
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	107	149
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	526	605
1.25%, 04/15/2014	543	561
U.S. Treasury Note
0.38%, 08/31/2012 - 10/31/2012	2,000	2,001
0.63%, 07/31/2012	1,000	1,000
1.38%, 01/15/2013 - 11/30/2018	1,440	1,461
1.50%, 08/31/2018	1,000	1,032
1.75%, 10/31/2018	2,200	2,302
1.88%, 04/30/2014	700	720
2.25%, 07/31/2018	500	538
2.50%, 03/31/2015	500	529
2.63%, 02/29/2016 - 08/15/2020	1,950	2,109
2.75%, 11/30/2016 - 12/31/2017	1,045	1,143
2.88%, 03/31/2018	700	778
3.13%, 10/31/2016 - 04/30/2017	450	500
3.25%, 12/31/2016 - 03/31/2017	5,750	6,416
3.38%, 11/15/2019	150	174
3.50%, 02/15/2018 - 05/15/2020	300	348
3.88%, 02/15/2013	1,000	1,023
4.00%, 11/15/2012 - 02/15/2015	3,600	3,699
4.25%, 11/15/2017	300	354
4.50%, 02/15/2016	500	571
4.63%, 07/31/2012	2,000	2,007
4.75%, 08/15/2017	535	642
U.S. Treasury STRIPS
0.05%, 08/15/2012 ▲	250	250
0.30%, 02/15/2014 ▲	300	298
0.33%, 05/15/2014 ▲	270	268
0.35%, 11/15/2014 ▲	100	99
0.60%, 05/15/2016 ▲	2,200	2,146
0.63%, 08/15/2016 ▲	2,850	2,771
0.67%, 11/15/2016 ▲	500	484
0.70%, 02/15/2017 ▲	10,850	10,475
0.78%, 08/15/2017 ▲	500	479
0.81%, 11/15/2017 ▲	250	238
0.89%, 02/15/2018 ▲	50	47
0.93%, 08/15/2018 ▲	100	94
1.03%, 02/15/2019 ▲	155	144
1.07%, 05/15/2019 ▲	150	139
1.11%, 08/15/2019 ▲	850	780
1.24%, 02/15/2020 - 05/15/2020 ▲	500	451
1.30%, 05/15/2020 ▲	7,102	6,367
1.34%, 08/15/2020 ▲	4,200	3,739
1.40%, 11/15/2020 ▲	300	265

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
1.53%, 05/15/2021 ▲	$1,650	$1,430
1.57%, 08/15/2021 ▲	300	258
1.62%, 11/15/2021 ▲	750	639
1.67%, 02/15/2022 ▲	350	296
1.85%, 02/15/2023 ▲	750	611
1.89%, 05/15/2023 ▲	250	202
2.05%, 05/15/2024 ▲	200	155
2.08%, 08/15/2024 ▲	100	77
2.13%, 11/15/2024 ▲	200	152
2.28%, 02/15/2026 ▲	100	72
2.33%, 08/15/2026 ▲	150	107
2.36%, 11/15/2026 ▲	1,350	949
2.38%, 02/15/2027 ▲	950	662
2.40%, 05/15/2027 ▲	300	207
2.42%, 08/15/2027 ▲	200	137
2.45%, 02/15/2028 ▲	200	134
2.46%, 05/15/2028 ▲	50	33
2.47%, 08/15/2028 ▲	250	165
2.50%, 02/15/2029 ▲	750	488
2.52%, 05/15/2029 ▲	150	97
2.53%, 08/15/2029 ▲	350	224
2.54%, 11/15/2029 ▲	225	143
2.55%, 02/15/2030 ▲	1,325	833
2.57%, 08/15/2030 - 11/15/2030 ▲	625	386
2.60%, 05/15/2031 ▲	250	151
2.61%, 08/15/2031 ▲	350	209
2.63%, 11/15/2031 ▲	300	177
2.64%, 02/15/2032 ▲	400	234
2.65%, 05/15/2032 ▲	200	116
2.67%, 08/15/2032 ▲	50	29
2.68%, 11/15/2032 ▲	450	257
2.70%, 05/15/2033 ▲	300	168
2.71%, 08/15/2033 ▲	400	222
2.72%, 11/15/2033 ▲	200	110
2.73%, 02/15/2034 ▲	200	109
2.74%, 05/15/2034 ▲	100	54
2.75%, 08/15/2034 ▲	150	80
2.78%, 02/15/2035 ▲	250	131

Total U.S. Government Obligations (cost $75,406)		82,987

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.8%
Fannie Mae
0.47%, 06/25/2037 *	512	512
0.50%, 06/27/2036 *	334	331
0.51%, 11/25/2046 *	624	622
0.60%, 04/25/2035 - 08/25/2036 *	281	281
0.65%, 05/25/2027 *	978	980
0.80%, 08/01/2022 *	1,000	1,001
0.98%, 01/01/2019 *	497	498
1.01%, 04/01/2022 *	600	600
1.40%, 07/01/2017	1,000	1,003
1.44%, 06/01/2017 ▲	300	283
1.94%, 07/01/2019	1,000	1,001
1.99%, 01/01/2017	1,000	999
2.03%, 08/01/2019	1,000	1,003
2.36%, 01/01/2036 *	138	146
2.65%, 08/01/2022	500	499
2.67%, 07/01/2022	1,500	1,513

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
2.70%, 03/28/2022	$450	$452
2.97%, 11/01/2018	487	516
3.12%, 01/01/2022	500	527
3.38%, 01/01/2018	500	540
3.54%, 01/01/2018	490	531
3.59%, 10/01/2020	100	109
3.64%, 10/01/2020	1,416	1,542
3.65%, 07/25/2021	866	947
3.73%, 06/25/2021	500	548
3.74%, 06/01/2018	1,489	1,633
3.76%, 06/25/2021 - 07/25/2021	2,000	2,195
3.77%, 08/01/2021	700	768
3.86%, 07/01/2021	987	1,090
3.87%, 08/01/2021	990	1,093
3.92%, 08/01/2021	1,500	1,662
3.97%, 06/01/2021 - 07/01/2021	990	1,099
3.98%, 08/01/2021	985	1,091
3.99%, 07/01/2021	493	548
4.00%, 07/01/2018 - 04/25/2033	1,475	1,625
4.02%, 08/01/2021	1,330	1,481
4.05%, 08/01/2021	990	1,105
4.06%, 07/01/2021 - 09/01/2021	1,494	1,669
4.16%, 03/01/2021	491	551
4.23%, 03/01/2020	958	1,074
4.24%, 06/01/2021	1,000	1,127
4.25%, 04/01/2021	500	565
4.29%, 06/01/2021	496	564
4.32%, 06/01/2021	791	896
4.37%, 04/01/2020	244	276
4.38%, 04/01/2021	400	453
4.39%, 05/01/2021	250	284
4.45%, 07/01/2026	495	558
4.50%, 08/01/2018 - 08/25/2033	2,304	2,501
4.65%, 06/01/2021	988	1,136
5.00%, 12/01/2016 - 08/25/2040	7,159	7,972
5.23%, 01/01/2038 *	122	132
5.50%, 03/01/2017 - 07/25/2038	7,972	8,911
5.75%, 06/25/2033	750	857
6.00%, 08/01/2014 - 11/25/2039	5,332	5,862
6.24%, 12/25/2042 *	251	288
6.49%, 10/25/2042 *	70	79
6.50%, 03/01/2017 - 05/25/2044	2,086	2,362
6.79%, 07/25/2023 *	441	498
7.00%, 09/01/2017 - 11/25/2041	3,485	4,127
7.04%, 12/25/2042 *	122	143
7.15%, 08/25/2033 *	156	162
8.00%, 05/25/2022 - 06/01/2039	149	173
8.71%, 03/25/2034 *	4	4
9.00%, 10/01/2019 - 06/01/2025	49	52
9.50%, 06/25/2018	74	83
10.00%, 03/25/2032 *	19	22
10.82%, 07/25/2035 *	168	196
12.09%, 09/25/2033 *	53	63
13.15%, 07/25/2033 *	123	141
13.51%, 03/25/2038 *	44	54
14.03%, 12/25/2032 *	36	45
15.02%, 11/25/2031 *	99	142

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
15.83%, 05/25/2034 *	$107	$142
16.76%, 07/25/2035 *	210	292
18.85%, 04/25/2034 - 05/25/2034 *	514	760
19.13%, 08/25/2032 *	115	155
23.02%, 05/25/2034 *	41	64
23.67%, 03/25/2036 *	108	156
24.39%, 02/25/2032 *	26	43
25.22%, 10/25/2036 *	45	70
25.58%, 12/25/2036 *	64	103
Fannie Mae, IO
0.99%, 08/25/2042 *	1,175	27
4.00%, 10/25/2014	391	20
4.43%, 01/25/2038 *	144	8
4.67%, 04/25/2041 *	658	47
5.00%, 03/25/2023	272	24
5.50%, 05/25/2033	13	1
5.61%, 09/25/2038 *	857	112
5.67%, 02/25/2038 *	723	93
5.86%, 06/25/2037 *	434	58
5.94%, 12/25/2039 *	211	29
5.96%, 03/25/2038 *	196	28
6.18%, 04/25/2040 *	288	42
6.26%, 06/25/2023 *	145	17
6.30%, 09/25/2037 *	193	32
6.31%, 02/25/2039 *	223	41
6.34%, 06/25/2036 *	194	26
6.50%, 05/25/2033	122	20
6.91%, 07/25/2037 *	422	74
7.00%, 06/25/2033	123	26
Fannie Mae, PO
01/25/2019 - 11/25/2036	2,240	2,140
Fannie Mae STRIPS
2.49%, 11/15/2021 ▲	400	322
Fannie Mae STRIPS, PO
08/01/2032	214	207
Financing Corp. Fico
1.34%, 11/30/2017 ▲	1,000	925
Financing Corp. STRIPS
2.02%, 09/26/2019 ▲	1,000	880
Freddie Mac
0.59%, 07/15/2034 *	471	471
0.64%, 07/15/2037 - 10/15/2041 *	1,993	1,996
0.68%, 02/15/2037 *	81	81
0.69%, 03/15/2039 *	767	769
1.32%, 10/25/2044 *	484	485
2.43%, 07/01/2036 *	123	130
2.46%, 11/01/2036 *	112	119
2.48%, 10/01/2036 *	99	105
2.49%, 08/01/2036 *	144	153
2.50%, 10/01/2036 *	84	90
2.52%, 09/01/2034 *	128	136
2.69%, 03/01/2037 *	127	136
2.86%, 02/01/2037 *	235	247
3.50%, 06/01/2042	1,000	1,053
4.00%, 05/01/2019 - 06/01/2042	2,312	2,478
4.50%, 12/15/2018 - 05/01/2041	1,859	1,948
4.72%, 09/20/2012	136	137
4.91%, 02/01/2036 *	556	596

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
5.00%, 10/01/2017 - 05/15/2041	$3,276	$3,606
5.00%, 01/01/2035 *	201	215
5.50%, 09/15/2013 - 08/01/2038	7,181	8,030
5.50%, 05/15/2041 *	286	300
5.59%, 05/01/2036 *	158	169
6.00%, 12/15/2013 - 09/15/2036	6,076	6,807
6.03%, 06/01/2036 *	404	434
6.38%, 03/15/2032	325	357
6.40%, 11/15/2023	117	132
6.42%, 12/01/2036 *	46	50
6.50%, 10/15/2013 - 02/25/2043	3,076	3,439
6.96%, 07/25/2032 *	301	348
7.00%, 03/15/2024 - 02/25/2043	3,377	3,889
7.25%, 09/15/2030 - 12/15/2030	584	684
7.50%, 02/15/2023 - 08/15/2030	329	381
7.50%, 08/25/2042 *	120	143
8.00%, 01/15/2030	447	534
8.50%, 09/15/2020	59	65
8.64%, 10/15/2033 - 11/15/2033 *	37	38
8.71%, 01/15/2034 *	156	159
8.79%, 10/15/2033 *	23	23
9.82%, 07/15/2032 *	169	189
12.80%, 07/15/2033 *	198	225
13.72%, 05/15/2030 *	73	78
14.32%, 09/15/2033 *	46	57
16.69%, 02/15/2040 *	100	159
23.61%, 06/15/2034 *	220	321
Freddie Mac, IO
1.42%, 09/15/2012	292	¿
4.20%, 01/15/2040 *	667	34
4.50%, 07/15/2037	427	49
5.00%, 09/15/2035	317	43
5.50%, 07/15/2024	71	4
5.76%, 11/15/2037 - 02/15/2039 *	810	105
5.96%, 06/15/2038 *	946	136
6.18%, 11/15/2037 *	333	51
6.56%, 04/15/2038 *	242	37
6.76%, 02/15/2033 *	19	1
6.86%, 03/13/2033 - 07/15/2036 *	323	45
7.31%, 02/15/2033 *	17	1
7.46%, 07/15/2017 *	180	15
7.76%, 03/15/2032 *	114	24
Freddie Mac, PO
03/15/2019 - 01/15/2040	2,592	2,480
Ginnie Mae
5.00%, 04/16/2023 - 07/16/2033	1,624	1,919
5.50%, 12/20/2013 - 09/20/2039	3,345	3,823
5.54%, 07/20/2040 *	917	1,040
5.76%, 12/20/2038 *	462	514
6.00%, 08/20/2016 - 08/20/2039	1,667	1,869
6.50%, 03/15/2023 - 06/20/2033	4,595	5,418
7.00%, 07/15/2017	32	35
7.33%, 11/20/2030	36	42
7.50%, 11/20/2029 - 09/20/2030	232	277
8.00%, 01/15/2016 - 06/20/2030	152	181
8.50%, 02/16/2030	403	487
9.00%, 05/16/2027	26	31

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
12.91%, 10/20/2037 *	$130	$153
15.85%, 06/17/2035 *	93	132
16.18%, 05/18/2034 *	74	91
19.00%, 04/16/2034 *	96	150
19.47%, 09/20/2037 *	72	104
22.42%, 04/20/2037 *	175	254
28.27%, 09/20/2034 *	93	155
31.44%, 04/20/2031 *	24	46
Ginnie Mae, IO
5.46%, 12/20/2038 *	215	29
5.50%, 01/20/2032 - 10/16/2037	726	93
5.59%, 02/20/2038 *	369	52
5.76%, 11/20/2037 *	355	51
5.84%, 06/20/2039 *	330	46
5.86%, 10/20/2034 - 08/20/2039 *	960	132
5.96%, 03/20/2037 - 06/20/2038 *	683	100
6.03%, 04/20/2039 *	382	55
6.06%, 09/20/2035 - 03/20/2039 *	1,010	150
6.11%, 03/20/2039 *	378	50
6.16%, 05/16/2038 - 06/16/2039 *	1,371	204
6.23%, 06/16/2037 *	297	50
6.26%, 03/16/2034 - 10/20/2037 *	963	114
6.31%, 11/20/2037 - 12/20/2037 *	352	59
6.46%, 07/20/2036 *	243	28
6.50%, 03/20/2039	169	32
6.51%, 11/20/2033 - 07/20/2037 *	694	110
6.53%, 08/20/2037 *	538	83
6.57%, 04/16/2037 *	166	27
6.66%, 03/20/2038 *	190	31
6.71%, 10/20/2032 *	493	50
7.71%, 04/16/2032 *	206	47
Ginnie Mae, PO
02/17/2033 - 01/20/2038	900	852
Residual Funding Corp. STRIPS, PO
1.65%, 10/15/2019 ▲	500	448
1.81%, 07/15/2020 ▲	1,800	1,568
1.87%, 10/15/2020 ▲	520	448
Tennessee Valley Authority
4.63%, 09/15/2060	22	27
5.88%, 04/01/2036	50	70
Tennessee Valley Authority Generic STRIPS
2.01%, 05/01/2019 ▲	200	177
Tennessee Valley Authority Principal STRIPS
3.05%, 11/01/2025 ▲	250	167
3.67%, 01/15/2038 ▲	150	61

Total U.S. Government Agency Obligations (cost $142,884)		150,499

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
African Development Bank
8.80%, 09/01/2019	225	305
Corp. Andina de Fomento
5.20%, 05/21/2013	100	103
Israel Government AID Bond
1.70%, 08/15/2018 ▲	500	458
1.93%, 03/15/2019 ▲	1,000	902
2.92%, 02/15/2025 ▲	500	348
Mexico Government International Bond
4.75%, 03/08/2044	60	65

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Province of Ontario Canada
0.95%, 05/26/2015	$250	$251
2.70%, 06/16/2015	100	105
United Mexican States
6.38%, 01/16/2013	75	77
7.50%, 04/08/2033	300	437

Total Foreign Government Obligations (cost $2,812)		3,051

MORTGAGE-BACKED SECURITIES - 9.8%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	244	244
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	250	252
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	200	203
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	200	205
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	97	99
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A *	144	151
ASG Resecuritization Trust
Series 2009-1, Class A60
2.53%, 06/26/2037 - 144A *	199	196
Series 2009-2, Class A55
5.23%, 05/24/2036 - 144A *	93	92
Series 2009-3, Class A65
2.66%, 03/26/2037 - 144A *	244	240
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	238	247
Series 2010-3, Class 2A22
0.45%, 10/28/2036 - 144A *	98	97
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	292	297
Series 2003-7, Class 2A4
5.00%, 09/25/2018	42	44
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.19%, 09/10/2047 *	108	112
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.65%, 03/20/2035 *	367	340
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	271	281
Series 2010-R11A, Class 1A6
5.37%, 08/26/2035 - 144A *	159	167
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	73	57
Series 2005-7, Class 30
11/25/2035	106	82
Series 2005-8, Class 30
01/25/2036	37	27
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50	52

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. (continued)
Series 2006-3, Class A4
5.89%, 07/10/2044 *	$155	$175
Series 2006-5, Class A4
5.41%, 09/10/2047	75	83
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.91%, 11/25/2033 *	324	307
Series 2004-3, Class 1A26
5.50%, 04/25/2034	400	411
Series 2004-6, Class 1A3
5.50%, 05/25/2034	230	240
BCAP LLC Trust
Series 2010-RR7, Class 2A1
3.07%, 07/26/2045 - 144A *	225	211
Series 2011-RR10, Class 2A1
0.24%, 09/26/2037 - 144A *	460	404
Series 2012-RR2, Class 1A1
0.42%, 08/26/2036 - 144A *	458	433
Series 2012-RR3, Class 2A5
4.93%, 05/26/2037 - 144A	475	465
Series 2012-RR4, Class 8A3
0.47%, 06/26/2047 - 144A *	500	445
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.52%, 02/25/2036 *	246	211
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	180	188
Series 2007-A1, Class 1A3
2.89%, 02/25/2037 *	378	379
Series 2007-A2, Class 2A1
2.77%, 07/25/2037 *	167	170
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	157	161
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	1,086	1,115
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	1,178	1,213
Series 2011-3, Class 1A1
0.33%, 02/25/2047 - 144A *	93	92
Series 2011-10, Class 4A1
0.43%, 02/25/2046 - 144A *	144	137
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	4,012
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	405	400
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	117	120
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	467	391
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	189	162
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.51%, 07/25/2035 *	836	96
Series 2005-22T1, Class A2
4.83%, 06/25/2035 *	1,524	235

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, IO (continued)
Series 2005-J1, Class 1A4
4.86%, 02/25/2035 *	$805	$111
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	58	54
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A4
5.75%, 04/25/2034	201	208
Series 2004-3, Class A26
5.50%, 04/25/2034	335	347
Series 2004-7, Class 2A1
2.98%, 06/25/2034 *	69	64
Series 2004-8, Class 2A1
4.50%, 06/25/2019	92	94
Series 2004-HYB1, Class 2A
2.85%, 05/20/2034 *	61	55
Series 2005-22, Class 2A1
2.71%, 11/25/2035 *	384	271
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	136	138
Series 2003-27, Class 5A4
5.25%, 11/25/2033	174	181
Series 2004-5, Class 3A1
5.25%, 08/25/2019	71	73
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039 *	150	165
Series 2010-11R, Class A1
1.25%, 06/28/2047 - 144A *	32	32
Series 2010-12R, Class 14A1
2.75%, 09/26/2046 - 144A *	98	97
Series 2011-1R, Class A1
1.25%, 02/27/2047 - 144A *	397	390
Series 2011-6R, Class 3A1
2.93%, 07/28/2036 - 144A *	133	125
Series 2011-7R, Class A1
1.50%, 08/28/2047 - 144A *	335	329
Series 2011-9R, Class A1
2.25%, 03/27/2046 - 144A *	474	470
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A *	282	283
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75	83
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.50%, 06/28/2047 - 144A *	112	112
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.62%, 02/25/2035 *	19	18
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	229	233
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	77	82
Series 2004-J5, Class A7
6.50%, 01/25/2035	107	110

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.60%, 03/25/2035 - 144A *	$325	$269
Series 2005-RP3, Class 1AF
0.60%, 09/25/2035 - 144A *	193	151
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	371	390
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	253	265
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	371	367
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	246	217
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	485	469
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.60%, 05/25/2036 *	229	218
Series 2006-2, Class 2A1
0.60%, 08/25/2036 *	104	99
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.01%, 08/25/2035 *	1,444	7
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	372	384
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	131	146
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 *	5,457	99
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.66%, 11/25/2033 *	167	167
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	167	166
Series 2009-2, Class M3
5.27%, 09/27/2037 - 144A *	300	313
MASTR Adjustable Rate Mortgages Trust
Series 2004-3, Class 4A2
2.59%, 04/25/2034 *	52	49
Series 2004-13, Class 2A1
2.63%, 04/21/2034 *	228	226
Series 2004-13, Class 3A7
2.66%, 11/21/2034 *	100	99
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	104	106
Series 2004-10, Class 1A1
4.50%, 09/25/2019	119	122
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	270	283
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	219	171
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	173	174

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.35%, 12/25/2034 *	$247	$249
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	131
Series 2011-C3, Class A3
4.05%, 07/15/2049	100	108
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049 ǝ	150	100
2.00%, 07/27/2049	747	749
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A ǝ	300	307
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	122	122
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	185	186
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	350	305
MortgageIT Trust
Series 2005-1, Class 1A1
0.57%, 02/25/2035 *	80	67
NCUA Guaranteed Notes
Series 2010-C1, Class A2
2.90%, 10/29/2020	300	320
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	14	15
Series 2003-A1, Class A5
7.00%, 04/25/2033	19	20
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	464	97
RALI Trust
Series 2002-QS16, Class A3
16.11%, 10/25/2017 *	25	28
Series 2003-QS3, Class A2
15.96%, 02/25/2018 *	26	28
Series 2003-QS19, Class A1
5.75%, 10/25/2033	164	170
Series 2004-QS3, Class CB
5.00%, 03/25/2019	188	193
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	216	215
RFMSI Trust, PO
Series 2004-S6, Class 2A6
06/25/2034	47	44
Sequoia Mortgage Trust
Series 2003-1, Class 1A
1.00%, 04/20/2033 *	193	182
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	249	253
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	300	300
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A *	216	216
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A *	250	218

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.90%, 10/19/2034 *	$105	$93
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	298	307
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	179	182
Series 2005-6, Class 4A1
5.00%, 05/25/2035	42	41
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.62%, 08/15/2039 *	50	53
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	231	238
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130	132
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	776	917
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A *	45	45
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A *	38	38
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A *	150	151
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	90	90
Series 2011-NL3A, Class A2
9.32%, 09/25/2051 - 144A *	112	112
Series 2012-NL1A, Class A1
4.21%, 03/25/2049 - 144A *	84	84
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.08%, 03/15/2045 - 144A *	14,445	63
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.45%, 06/25/2033 *	115	116
Series 2003-AR11, Class A6
2.47%, 10/25/2033 *	338	337
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	179	188
Series 2003-S9, Class A8
5.25%, 10/25/2033	269	282
Series 2003-S11, Class 2A5
16.38%, 11/25/2033 *	17	18
Series 2004-AR3, Class A2
2.59%, 06/25/2034 *	61	61
Series 2005-4, Class CB7
5.50%, 06/25/2035	357	310
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.81%, 04/25/2035 *	1,280	208
Series 2005-3, Class CX
5.50%, 05/25/2035	416	71
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
03/25/2033	34	33

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10
4.75%, 10/25/2018	$170	$175
Series 2003-G, Class A1
4.10%, 06/25/2033 *	348	350
Series 2003-K, Class 1A1
4.44%, 11/25/2033 *	62	62
Series 2004-7, Class 2A2
5.00%, 07/25/2019	63	65
Series 2004-BB, Class A4
2.62%, 01/25/2035 *	107	107
Series 2004-EE, Class 3A1
2.92%, 12/25/2034 *	67	68
Series 2004-I, Class 1A1
2.71%, 07/25/2034 *	274	272
Series 2004-P, Class 2A1
2.66%, 09/25/2034 *	382	384
Series 2004-V, Class 1A1
2.65%, 10/25/2034 *	123	123
Series 2005-AR8, Class 2A1
2.70%, 06/25/2035 *	90	87
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	141	140

Total Mortgage-Backed Securities (cost $34,541)		35,449

ASSET-BACKED SECURITIES - 3.6%
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.04%, 12/27/2022 - 144A *	250	250
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	250	250
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	604	612
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	240	243
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	100	102
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	106	107
Series 2012-3, Class A3
0.85%, 08/15/2016	69	69
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	42	42
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	80	80
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	107	108
Series 2011-3, Class A2
0.84%, 11/10/2014	93	93
Series 2011-4, Class A2
0.92%, 03/09/2015	82	82
Series 2011-4, Class A3
1.17%, 05/09/2016	283	284
Series 2011-5, Class A3
1.55%, 07/08/2016	159	161

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-1, Class A2
0.91%, 10/08/2015	$99	$99
Series 2012-2, Class A3
1.05%, 10/11/2016	49	49
Series 2012-3, Class A2
0.71%, 12/08/2015	180	180
Series 2012-3, Class A3
0.96%, 01/09/2017	100	100
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	127
Series 2012-1, Class A3
0.78%, 06/15/2016	118	118
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	93	93
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	120	121
Series 2011-1, Class A4
2.16%, 09/15/2016	130	134
Series 2011-3, Class A3
1.07%, 06/15/2016	270	272
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	129	121
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	123	123
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.44%, 02/25/2046 - 144A *	110	101
CNH Equipment Trust
Series 2012-A, Class A2
0.65%, 07/15/2015	101	101
Series 2012-A, Class A3
0.94%, 05/15/2017	99	99
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	132	135
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	85	85
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	426	427
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
4.52%, 01/25/2036 *	30	16
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	119	119
Ford Credit Auto Owner Trust
Series 2009-B, Class A4
4.50%, 07/15/2014	124	126
Series 2011-B, Class A2
0.68%, 01/15/2014	47	47

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2012-A, Class A3
0.84%, 08/15/2016	$246	$247
Series 2012-B, Class A3
0.72%, 12/15/2016	100	100
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	262	265
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200	200
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75	76
Series 2012-2, Class A3
0.70%, 02/16/2016	83	83
Huntington Auto Trust
Series 2011-1A, Class A2
0.76%, 04/15/2014 - 144A	206	206
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	200	201
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200	202
Series 2012-1, Class A3
0.81%, 09/15/2016	100	100
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	47	47
Series 2010-B, Class A4
1.63%, 03/15/2017	65	66
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	40	40
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	84	84
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.60%, 07/25/2034 - 144A *	123	119
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.50%, 03/25/2032 *	250	230
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	300	304
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	37	37
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	76	76
Series 2010-A, Class A4
1.31%, 09/15/2016	60	61
Series 2012-A, Class A3
0.73%, 05/16/2016	78	78
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
0.87%, 10/25/2034 *	311	295
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	113	113

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
RAMP Trust
Series 2004-RS11, Class M1
0.87%, 11/25/2034 *	$379	$357
Series 2006-RZ1, Class A3
0.55%, 03/25/2036 *	300	258
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	113	113
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	23	23
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	221	221
Series 2012-1, Class A2
1.25%, 04/15/2015	225	226
Series 2012-1, Class A3
1.49%, 10/15/2015	41	41
Series 2012-2, Class A2
0.91%, 05/15/2015	89	89
Series 2012-2, Class A3
1.22%, 12/15/2015	53	53
Series 2012-3, Class A3
1.08%, 04/15/2016	33	33
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	71	71
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	118	118
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.52%, 06/25/2035 *	91	87
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	105	105
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.64%, 10/15/2015 - 144A *	321	322
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	4	4
Series 2009-2, Class A4
2.53%, 06/17/2013	115	116
Volkswagen Auto Lease Trust
Series 2012-A, Class A2
0.66%, 11/20/2014	276	276
Series 2012-A, Class A3
0.87%, 07/20/2015	165	165
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	298	299
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A *	555	555
Series 2012-RP2A, Class A1
4.70%, 06/25/2017 - 144A	325	325

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	$392	$393
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	81	81
Series 2012-A, Class A3
0.93%, 11/16/2015	45	45

Total Asset-Backed Securities (cost $12,926)		12,984

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Ohio State University
4.80%, 06/01/2111	130	141
Port Authority of New York & New Jersey
5.65%, 11/01/2040	100	121
State of Illinois
5.10%, 06/01/2033	200	189

Total Municipal Government Obligations (cost $429)		451

CORPORATE DEBT SECURITIES - 15.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	30	35
BAE Systems PLC
5.80%, 10/11/2041 - 144A	92	104
Lockheed Martin Corp.
5.72%, 06/01/2040	51	61
United Technologies Corp.
1.80%, 06/01/2017	27	28
3.10%, 06/01/2022	64	67
4.50%, 06/01/2042	86	94
Air Freight & Logistics - 0.0% ¥
United Parcel Service of America, Inc.
8.38%, 04/01/2020 ^	35	49
Airlines - 0.1%
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 04/15/2023	68	71
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	46	49
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A
5.30%, 04/15/2019	24	26
Delta Air Lines, Inc., Pass-Through Trust
Series 2012-1, Class A
4.75%, 05/07/2020	107	109
Auto Components - 0.0% ¥
Johnson Controls, Inc.
3.75%, 12/01/2021	66	69
5.25%, 12/01/2041 ^	100	110
Automobiles - 0.1%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	150	151
2.63%, 09/15/2016 - 144A	150	154
2.95%, 01/11/2017 - 144A ^	150	156
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165	217
Coca-Cola Co.
3.63%, 03/15/2014	50	53
4.88%, 03/15/2019 ^	65	77

	Principal (000’s)	Value (000’s)
Beverages - 0.2%
Diageo Capital PLC
1.50%, 05/11/2017 ^	$38	$38
4.83%, 07/15/2020	25	29
Diageo Finance BV
5.50%, 04/01/2013	75	78
Diageo Investment Corp.
8.00%, 09/15/2022	100	142
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	82
PepsiCo, Inc.
0.80%, 08/25/2014	10	10
3.00%, 08/25/2021 ^	20	21
7.90%, 11/01/2018	5	7
Biotechnology - 0.1%
Amgen, Inc.
3.88%, 11/15/2021	100	106
4.50%, 03/15/2020 ^	12	13
5.15%, 11/15/2041	200	208
5.65%, 06/15/2042	25	28
5.70%, 02/01/2019	50	59
5.75%, 03/15/2040	41	46
Capital Markets - 1.5%
Bank of New York Mellon Corp.
1.20%, 02/20/2015	45	45
2.40%, 01/17/2017 ^	149	154
2.95%, 06/18/2015 ^	60	63
3.55%, 09/23/2021	90	96
4.60%, 01/15/2020	30	34
5.13%, 08/27/2013	35	37
BlackRock, Inc.
3.38%, 06/01/2022	120	122
6.25%, 09/15/2017	100	121
BP Capital Markets PLC
4.74%, 03/11/2021	50	57
5.25%, 11/07/2013	150	159
Charles Schwab Corp.
4.95%, 06/01/2014	20	21
Credit Suisse USA, Inc.
4.88%, 01/15/2015 ^	300	321
5.13%, 08/15/2015	125	136
Deutsche Bank AG
3.25%, 01/11/2016	100	103
6.00%, 09/01/2017 ^	100	114
Goldman Sachs Group, Inc.
3.30%, 05/03/2015	50	50
3.63%, 02/07/2016	20	20
3.70%, 08/01/2015	20	20
5.15%, 01/15/2014	50	52
5.25%, 07/27/2021	53	54
5.38%, 03/15/2020	125	129
5.75%, 01/24/2022 ^	120	127
5.95%, 01/18/2018	70	75
6.00%, 06/15/2020	188	201
6.15%, 04/01/2018	150	163
6.25%, 09/01/2017	175	190
7.50%, 02/15/2019	460	524

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Jefferies Group, Inc.
6.45%, 06/08/2027	$75	$71
8.50%, 07/15/2019	180	195
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A ^	100	99
6.25%, 01/14/2021 - 144A	100	100
7.30%, 08/01/2014 - 144A	75	80
7.63%, 08/13/2019 - 144A	75	81
Morgan Stanley
4.75%, 04/01/2014 ^	145	146
5.30%, 03/01/2013	250	255
5.50%, 07/24/2020 - 07/28/2021	163	160
5.63%, 09/23/2019	200	198
5.75%, 01/25/2021	100	99
7.30%, 05/13/2019 ^	200	216
Nomura Holdings, Inc.
5.00%, 03/04/2015	75	78
Northern Trust Corp.
5.50%, 08/15/2013	23	24
UBS AG
5.75%, 04/25/2018	200	222
Chemicals - 0.3%
Dow Chemical Co.
4.13%, 11/15/2021 ^	61	65
4.25%, 11/15/2020	38	41
5.25%, 11/15/2041 ^	45	50
7.60%, 05/15/2014	50	56
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58	60
4.90%, 01/15/2041	25	29
6.00%, 07/15/2018	150	186
Monsanto Co.
7.38%, 08/15/2012	100	101
Mosaic Co.
3.75%, 11/15/2021	31	32
4.88%, 11/15/2041	8	9
Potash Corp. of Saskatchewan, Inc.
4.88%, 03/01/2013	40	41
PPG Industries, Inc.
5.75%, 03/15/2013	35	36
6.65%, 03/15/2018	120	146
Praxair, Inc.
4.38%, 03/31/2014	75	80
Union Carbide Corp.
7.50%, 06/01/2025 ^	175	211
Commercial Banks - 2.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A ^	250	256
4.88%, 01/12/2021 - 144A	100	110
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A ^	100	102
2.55%, 01/12/2017 ^	300	312
Barclays Bank PLC
2.25%, 05/10/2017 - 144A ^	200	200
2.75%, 02/23/2015 ^	210	211
3.90%, 04/07/2015	100	104
5.13%, 01/08/2020 ^	100	109
BB&T Corp.
3.38%, 09/25/2013 ^	45	46

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
BB&T Corp. (continued)
3.85%, 07/27/2012	$55	$55
3.95%, 04/29/2016	50	54
4.90%, 06/30/2017	30	33
5.70%, 04/30/2014	50	54
6.85%, 04/30/2019	75	95
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A ^	250	254
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	34	35
3.88%, 02/08/2022	118	120
4.50%, 01/11/2021	150	159
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	200	204
HSBC Bank PLC
1.63%, 07/07/2014 - 144A ^	200	202
4.75%, 01/19/2021 - 144A	225	245
HSBC Holdings PLC
4.00%, 03/30/2022	107	111
4.88%, 01/14/2022 ^	160	177
6.10%, 01/14/2042	150	184
HSBC USA, Inc.
2.38%, 02/13/2015 ^	200	202
ING Bank NV
3.75%, 03/07/2017 - 144A	200	199
KeyCorp
6.50%, 05/14/2013 ^	50	52
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A ^	250	250
2.75%, 09/28/2015 - 144A	200	204
3.75%, 03/02/2015 - 144A	100	104
Nordea Bank AB
3.13%, 03/20/2017 - 144A	350	351
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200	201
PNC Funding Corp.
3.30%, 03/08/2022	101	103
4.38%, 08/11/2020	67	74
5.13%, 02/08/2020	65	75
5.25%, 11/15/2015	25	28
5.63%, 02/01/2017	25	28
6.70%, 06/10/2019 ^	50	62
Rabobank Nederland NV
2.13%, 10/13/2015	52	52
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^	314	316
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A ^	200	202
U.S. Bancorp
1.65%, 05/15/2017	96	97
2.88%, 11/20/2014 ^	42	44
3.00%, 03/15/2022	83	85
4.13%, 05/24/2021	34	38
Wachovia Bank NA
6.00%, 11/15/2017	250	291
Wachovia Corp.
5.50%, 05/01/2013	295	307
5.75%, 02/01/2018	475	561
Wells Fargo & Co.
2.63%, 12/15/2016 ^	274	282

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Wells Fargo & Co. (continued)
3.50%, 03/08/2022	$150	$154
3.68%, 06/15/2016 *	100	106
4.60%, 04/01/2021	50	56
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	250	257
Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022 - 144A	61	61
4.88%, 07/15/2042 - 144A	46	45
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20	20
2.75%, 03/15/2017 - 144A	48	49
4.50%, 08/16/2021 - 144A	36	38
5.63%, 03/15/2042 - 144A	35	36
Pitney Bowes, Inc.
4.88%, 08/15/2014	90	94
Republic Services, Inc.
3.55%, 06/01/2022	54	55
Waste Management, Inc.
7.38%, 03/11/2019	35	44
Communications Equipment - 0.0% ¥
Cisco Systems, Inc.
5.50%, 02/22/2016	50	58
5.90%, 02/15/2039	70	90
Computers & Peripherals - 0.2%
Dell, Inc.
4.63%, 04/01/2021 ^	65	71
5.65%, 04/15/2018 ^	40	46
7.10%, 04/15/2028	25	31
Hewlett-Packard Co.
2.95%, 08/15/2012	40	40
4.38%, 09/15/2021	39	40
4.75%, 06/02/2014	50	53
5.40%, 03/01/2017	50	56
6.00%, 09/15/2041	275	304
6.13%, 03/01/2014	100	107
Construction & Engineering - 0.0% ¥
ABB Finance USA, Inc.
1.63%, 05/08/2017 ^	28	28
2.88%, 05/08/2022	29	29
4.38%, 05/08/2042	17	18
Fluor Corp.
3.38%, 09/15/2021 ^	70	74
Consumer Finance - 0.6%
American Express Co.
7.00%, 03/19/2018	50	62
American Express Credit Corp.
2.80%, 09/19/2016	111	116
5.13%, 08/25/2014	75	81
American Express Credit Corp. - Series C
5.88%, 05/02/2013	70	73
Capital One Bank USA NA
8.80%, 07/15/2019	250	314
Capital One Financial Corp.
6.75%, 09/15/2017	110	131
7.38%, 05/23/2014	115	126
Caterpillar Financial Services Corp.
2.85%, 06/01/2022	46	46
Caterpillar Financial Services Corp. - Series F
4.90%, 08/15/2013 ^	100	105

	Principal (000’s)	Value (000’s)
Consumer Finance (continued)
Caterpillar Financial Services Corp. - Series F (continued)
6.20%, 09/30/2013	$125	$134
7.05%, 10/01/2018	125	161
HSBC Finance Corp.
5.25%, 01/15/2014 ^	100	104
John Deere Capital Corp.
2.25%, 04/17/2019	40	41
2.80%, 01/27/2023	73	73
3.15%, 10/15/2021	33	34
5.25%, 10/01/2012	75	76
PACCAR Financial Corp.
1.60%, 03/15/2017 ^	53	54
Springleaf Finance Corp.
5.38%, 10/01/2012 ^	60	59
Toyota Motor Credit Corp.
1.00%, 02/17/2015 ^	80	80
2.00%, 09/15/2016 ^	225	229
2.05%, 01/12/2017 ^	100	102
3.20%, 06/17/2015	58	62
Diversified Financial Services - 2.5%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	73
American Honda Finance Corp.
2.60%, 09/20/2016 - 144A	205	212
AON Corp.
3.50%, 09/30/2015	23	24
6.25%, 09/30/2040 ^	18	23
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	600	605
Bank of America Corp.
5.00%, 05/13/2021	340	351
5.63%, 07/01/2020	170	182
5.75%, 12/01/2017	65	69
5.88%, 01/05/2021	70	76
7.63%, 06/01/2019	50	59
Bank of America Corp. - Series L
7.38%, 05/15/2014	100	108
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	20	21
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	170	177
Citigroup, Inc.
4.45%, 01/10/2017	425	446
4.50%, 01/14/2022	65	67
4.59%, 12/15/2015	66	69
4.75%, 05/19/2015 ^	70	73
5.00%, 09/15/2014	400	410
5.38%, 08/09/2020	61	66
5.88%, 01/30/2042	45	49
6.00%, 08/15/2017	300	329
6.01%, 01/15/2015	50	54
6.50%, 08/19/2013	50	52
8.13%, 07/15/2039	50	67
8.50%, 05/22/2019	150	185
CME Group, Inc.
5.40%, 08/01/2013	140	147
5.75%, 02/15/2014	110	119
Conoco Funding Co.
7.25%, 10/15/2031	50	72

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	$100	$118
Countrywide Financial Corp.
6.25%, 05/15/2016	75	78
ERAC USA Finance LLC
6.70%, 06/01/2034 - 144A	82	94
Ford Motor Credit Co., LLC
3.00%, 06/12/2017 ^	200	199
3.98%, 06/15/2016 - 144A	200	206
General Electric Capital Corp.
1.63%, 07/02/2015	250	251
2.25%, 11/09/2015	225	230
2.30%, 04/27/2017 ^	75	76
4.38%, 09/16/2020	50	54
4.63%, 01/07/2021	190	209
4.65%, 10/17/2021 ^	200	222
5.30%, 02/11/2021	25	28
5.63%, 05/01/2018	625	718
5.90%, 05/13/2014	150	163
6.75%, 03/15/2032	210	260
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A ^	163	166
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200	201
3.63%, 07/16/2012 - 144A	100	100
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014 ^	235	246
6.15%, 04/25/2013	170	176
6.88%, 04/25/2018	60	67
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	395	430
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014 ^	75	80
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	108
Textron Financial Corp.
5.40%, 04/28/2013 ^	40	41
Tyco International Finance SA
8.50%, 01/15/2019	40	55
Diversified Telecommunication Services - 1.0%
AT&T Corp.
8.00%, 11/15/2031	4	6
AT&T, Inc.
4.45%, 05/15/2021	50	57
4.85%, 02/15/2014 ^	150	160
5.10%, 09/15/2014	45	49
5.35%, 09/01/2040	113	130
5.50%, 02/01/2018	75	89
5.60%, 05/15/2018	75	90
BellSouth Capital Funding Corp.
7.12%, 07/15/2097	100	122
BellSouth Corp.
5.20%, 09/15/2014 ^	5	5
6.88%, 10/15/2031	50	61
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	27	29
6.38%, 06/01/2028	100	118
British Telecommunications PLC
9.63%, 12/15/2030	150	226

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
Centel Capital Corp.
9.00%, 10/15/2019	$40	$47
CenturyLink, Inc.
6.45%, 06/15/2021 ^	90	94
7.60%, 09/15/2039	60	58
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150	148
4.88%, 07/08/2014	75	80
8.75%, 06/15/2030	75	104
France Telecom SA
2.75%, 09/14/2016 ^	70	71
8.50%, 03/01/2031	125	175
GTE Corp.
6.84%, 04/15/2018	200	244
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102	107
Qwest Corp.
6.75%, 12/01/2021	148	167
Telecom Italia Capital SA
4.95%, 09/30/2014	100	99
5.25%, 11/15/2013	60	60
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	100
5.88%, 07/15/2019	40	36
Verizon Communications, Inc.
6.40%, 02/15/2038	100	130
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	31
7.75%, 12/01/2030	100	141
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	525
Electric Utilities - 1.0%
Alabama Power Co.
6.13%, 05/15/2038	11	15
Arizona Public Service Co.
4.50%, 04/01/2042	28	29
Carolina Power & Light Co.
2.80%, 05/15/2022 ^	48	49
3.00%, 09/15/2021	55	57
4.10%, 05/15/2042 ^	32	33
5.30%, 01/15/2019 ^	70	84
CenterPoint Energy Houston Electric LLC - Series M2
5.75%, 01/15/2014	60	64
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	63
Consumers Energy Co.
2.85%, 05/15/2022	20	20
Detroit Edison Co.
2.65%, 06/15/2022	20	20
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21	23
Duke Energy Corp.
5.63%, 11/30/2012	100	102
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100	109
6.35%, 08/15/2038	80	108
Florida Power & Light Co.
5.95%, 10/01/2033 ^	250	331
5.95%, 02/01/2038	50	66

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Florida Power Corp.
4.80%, 03/01/2013	$50	$51
Indiana Michigan Power Co.
7.00%, 03/15/2019	30	37
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	15	19
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	69	77
Kansas City Power & Light Co.
5.30%, 10/01/2041	100	110
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	90	90
Nevada Power Co.
5.38%, 09/15/2040	12	14
5.45%, 05/15/2041 ^	50	60
6.50%, 08/01/2018	50	62
NextEra Energy Capital Holdings, Inc.
6.00%, 03/01/2019 ^	25	29
7.88%, 12/15/2015	30	36
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	45
NiSource Finance Corp.
5.80%, 02/01/2042	118	131
Ohio Power Co.
5.75%, 09/01/2013	100	105
Ohio Power Co. Series G
6.05%, 05/01/2018	30	36
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	65	78
7.00%, 09/01/2022	50	61
Pacific Gas & Electric Co.
4.45%, 04/15/2042	17	18
4.50%, 12/15/2041	96	102
PacifiCorp
3.85%, 06/15/2021	100	110
5.65%, 07/15/2018	25	30
PECO Energy Co.
5.35%, 03/01/2018	50	59
PPL Energy Supply LLC
4.60%, 12/15/2021	130	134
Progress Energy, Inc.
3.15%, 04/01/2022	54	54
Public Service Co., of Colorado
5.80%, 08/01/2018	20	24
6.50%, 08/01/2038	45	64
Public Service Co., of Oklahoma
4.40%, 02/01/2021 ^	30	33
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	36
5.38%, 11/01/2039	14	17
6.33%, 11/01/2013	60	64
Southern California Edison Co.
3.90%, 12/01/2041 ^	30	30
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018	65	79
6.05%, 03/15/2039	60	81
Southern Co.
1.95%, 09/01/2016 ^	13	13
4.15%, 05/15/2014	85	90
Virginia Electric and Power Co.
2.95%, 01/15/2022 ^	27	28

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
5.40%, 04/30/2018 ^	$100	$121
Wisconsin Electric Power Co.
2.95%, 09/15/2021 ^	2	2
6.00%, 04/01/2014	35	38
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015 ^	120	124
7.50%, 01/15/2027	100	116
Energy Equipment & Services - 0.3%
Cameron International Corp.
1.60%, 04/30/2015	26	26
Halliburton Co.
7.45%, 09/15/2039	100	148
7.60%, 08/15/2096 - 144A	50	72
Noble Holding International, Ltd.
3.95%, 03/15/2022	11	11
5.25%, 03/15/2042	9	9
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41	43
Spectra Energy Capital LLC
5.50%, 03/01/2014 ^	125	131
8.00%, 10/01/2019	50	64
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020 ^	100	110
4.00%, 06/15/2013	50	52
7.13%, 01/15/2019 ^	70	90
Transocean, Inc.
6.38%, 12/15/2021 ^	26	30
6.50%, 11/15/2020	75	85
7.35%, 12/15/2041 ^	20	24
7.50%, 04/15/2031	25	29
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
5.75%, 05/15/2041	40	48
6.13%, 09/15/2039	20	25
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	68	76
Kroger Co.
2.20%, 01/15/2017	33	33
5.00%, 04/15/2042 ^	130	131
5.40%, 07/15/2040	12	13
6.15%, 01/15/2020	50	60
6.40%, 08/15/2017	55	66
7.50%, 04/01/2031	150	194
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	18
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	35	36
8.50%, 06/15/2019	55	69
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70	71
6.00%, 11/27/2017 - 144A	100	119
Kellogg Co.
1.75%, 05/17/2017 ^	38	38
3.13%, 05/17/2022 ^	57	58
4.25%, 03/06/2013	80	82
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	64	66
5.00%, 06/04/2042 - 144A	59	62

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Food Products (continued)
Kraft Foods, Inc.
6.13%, 02/01/2018	$100	$120
6.50%, 08/11/2017 - 02/09/2040	250	311
6.88%, 02/01/2038	50	65
7.00%, 08/11/2037	75	99
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	75	77
5.88%, 03/15/2041	146	187
6.38%, 07/15/2016	100	115
Atmos Energy Corp.
8.50%, 03/15/2019	35	47
Boston Gas Co.
4.49%, 02/15/2042 - 144A^	26	27
Southern California Gas Co.
4.80%, 10/01/2012	100	101
Health Care Equipment & Supplies - 0.0% ¥
Baxter International, Inc.
4.00%, 03/01/2014	25	26
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042	26	26
6.75%, 12/15/2037	50	65
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	94	100
WellPoint, Inc.
3.13%, 05/15/2022	62	62
4.63%, 05/15/2042	50	52
5.88%, 06/15/2017	13	15
7.00%, 02/15/2019	9	11
Household Durables - 0.0% ¥
Newell Rubbermaid, Inc.
4.70%, 08/15/2020 ^	33	36
Household Products - 0.0% ¥
Kimberly-Clark Corp.
2.40%, 03/01/2022	20	20
7.50%, 11/01/2018	15	20
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020 ^	60	60
PSEG Power LLC
4.15%, 09/15/2021 ^	33	34
5.13%, 04/15/2020 ^	92	103
Industrial Conglomerates - 0.0% ¥
Koninklijke Philips Electronics NV
5.75%, 03/11/2018	14	17
7.20%, 06/01/2026	20	26
Tyco International, Ltd.
7.00%, 12/15/2019	20	26
Insurance - 0.9%
Aflac, Inc.
2.65%, 02/15/2017 ^	28	29
4.00%, 02/15/2022 ^	32	33
6.45%, 08/15/2040	17	20
8.50%, 05/15/2019	30	39
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	100	121
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 ^	33	34
3.00%, 05/15/2022 ^	25	25
4.40%, 05/15/2042	41	42

	Principal (000’s)	Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
4.60%, 05/15/2013	$100	$103
5.40%, 05/15/2018 ^	50	59
Berkshire Hathaway, Inc.
3.40%, 01/31/2022 ^	202	212
3.75%, 08/15/2021 ^	134	143
CNA Financial Corp.
5.85%, 12/15/2014	50	54
5.88%, 08/15/2020	45	49
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	104
Lincoln National Corp.
4.20%, 03/15/2022 ^	32	32
4.85%, 06/24/2021	12	13
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	26	28
MetLife Institutional Funding II
1.36%, 04/04/2014 - 144A *	100	100
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	107	107
2.50%, 09/29/2015 - 144A	325	334
3.65%, 06/14/2018 - 144A	125	132
3.88%, 04/11/2022 - 144A	200	208
5.13%, 04/10/2013 - 144A	100	103
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195	257
New York Life Global Funding
1.30%, 01/12/2015 - 144A ^	100	100
3.00%, 05/04/2015 - 144A	250	263
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	50	63
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	162
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	198
Travelers Cos., Inc.
5.80%, 05/15/2018	50	60
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	108
Internet Software & Services - 0.0% ¥
eBay, Inc.
3.25%, 10/15/2020 ^	55	58
IT Services - 0.1%
HP Enterprise Services LLC - Series B
6.00%, 08/01/2013	50	52
International Business Machines Corp.
1.25%, 02/06/2017	100	100
6.22%, 08/01/2027	250	327
Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35	35
Deere & Co.
2.60%, 06/08/2022	74	74
3.90%, 06/09/2042	32	32
Eaton Corp.
7.63%, 04/01/2024	75	98
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	30
Parker Hannifin Corp.
5.50%, 05/15/2018	20	24

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media - 0.9%
CBS Corp.
5.75%, 04/15/2020 ^	$17	$20
7.88%, 09/01/2023 - 07/30/2030	95	121
8.88%, 05/15/2019	90	119
Comcast Corp.
6.45%, 03/15/2037	50	61
6.50%, 01/15/2017 - 11/15/2035	300	364
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	60	84
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	150	152
4.60%, 02/15/2021	125	133
5.00%, 03/01/2021	33	36
Historic TW, Inc.
9.15%, 02/01/2023	500	695
NBCUniversal Media LLC
4.38%, 04/01/2021	50	55
News America, Inc.
6.65%, 11/15/2037	50	58
7.30%, 04/30/2028	50	58
8.88%, 04/26/2023 ^	80	102
TCI Communications, Inc.
8.75%, 08/01/2015	100	122
Thomson Reuters Corp.
3.95%, 09/30/2021 ^	126	133
4.70%, 10/15/2019	15	17
5.95%, 07/15/2013 ^	35	37
Time Warner Cable, Inc.
5.50%, 09/01/2041	90	98
6.75%, 07/01/2018	60	73
7.30%, 07/01/2038	100	128
8.25%, 02/14/2014	50	56
8.75%, 02/14/2019 ^	50	66
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 - 07/15/2033	75	102
Viacom, Inc.
1.25%, 02/27/2015	22	22
3.13%, 06/15/2022	50	50
3.88%, 12/15/2021	72	76
4.50%, 03/01/2021 - 02/27/2042	55	58
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017	83	84
5.50%, 04/01/2014	50	54
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	134	132
Placer Dome, Inc.
6.45%, 10/15/2035	40	46
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12	13
3.75%, 09/20/2021	80	86
8.95%, 05/01/2014 ^	35	40
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 ^	30	31
6.25%, 12/15/2017	15	18
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	30	37
Nordstrom, Inc.
4.00%, 10/15/2021 ^	35	38

	Principal (000’s)	Value (000’s)
Multiline Retail (continued)
Target Corp.
6.00%, 01/15/2018	$100	$123
Multi-Utilities - 0.2%
Delmarva Power & Light Co.
4.00%, 06/01/2042	47	48
Dominion Resources, Inc. - Series F
5.25%, 08/01/2033	100	113
PG&E Corp.
5.75%, 04/01/2014	100	108
San Diego Gas & Electric Co.
3.95%, 11/15/2041 ^	44	46
6.00%, 06/01/2026	50	66
Sempra Energy
6.50%, 06/01/2016	50	59
8.90%, 11/15/2013	50	55
9.80%, 02/15/2019	50	69
Xcel Energy, Inc.
4.80%, 09/15/2041 ^	9	10
Office Electronics - 0.0% ¥
Xerox Corp.
2.95%, 03/15/2017 ^	26	26
5.63%, 12/15/2019 ^	80	91
6.75%, 02/01/2017	50	58
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Finance Co. - Series B
7.50%, 05/01/2031 ^	100	126
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	54
8.70%, 03/15/2019	80	105
Apache Corp.
3.25%, 04/15/2022	19	20
4.75%, 04/15/2043	57	63
BP Capital Markets PLC
1.85%, 05/05/2017 ^	89	90
3.25%, 05/06/2022	96	99
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 ^	25	29
6.45%, 06/30/2033	25	30
7.20%, 01/15/2032	20	26
ConocoPhillips
5.75%, 02/01/2019	75	91
Devon Energy Corp.
3.25%, 05/15/2022	64	65
4.75%, 05/15/2042 ^	52	55
6.30%, 01/15/2019	30	37
EnCana Corp.
6.50%, 05/15/2019	40	48
6.50%, 08/15/2034 ^	40	44
ENI SpA
5.70%, 10/01/2040 - 144A	125	124
Occidental Petroleum Corp.
1.75%, 02/15/2017	28	28
Petro-Canada
6.05%, 05/15/2018	40	47
6.80%, 05/15/2038	50	62
Phillips 66
2.95%, 05/01/2017 - 144A	33	34
4.30%, 04/01/2022 - 144A	17	18
Shell International Finance BV
6.38%, 12/15/2038	150	213

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
3.13%, 08/17/2017	$33	$36
3.15%, 01/23/2022	33	34
4.25%, 11/23/2041	27	29
Talisman Energy, Inc.
5.50%, 05/15/2042	150	155
7.75%, 06/01/2019	60	74
Total Capital International SA
1.50%, 02/17/2017	55	55
1.55%, 06/28/2017	66	66
Total Capital SA
2.30%, 03/15/2016	100	104
4.13%, 01/28/2021	29	32
Pharmaceuticals - 0.0% ¥
AstraZeneca PLC
5.40%, 06/01/2014	50	55
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	53
Real Estate Investment Trusts - 0.2%
CommonWealth REIT
6.25%, 08/15/2016 ^	150	158
ERP Operating, LP
4.63%, 12/15/2021	77	84
HCP, Inc.
3.75%, 02/01/2019 ^	21	21
Simon Property Group, LP
2.15%, 09/15/2017	167	167
4.13%, 12/01/2021 ^	67	71
5.63%, 08/15/2014	50	54
6.10%, 05/01/2016	60	68
6.75%, 05/15/2014	30	33
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50	59
WEA Finance LLC / WT Finance AUST Pty, Ltd.
6.75%, 09/02/2019 - 144A	93	110
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	87	88
3.45%, 09/15/2021	22	23
3.60%, 09/01/2020	25	26
5.65%, 05/01/2017	50	59
6.70%, 08/01/2028	50	62
CSX Corp.
4.25%, 06/01/2021 ^	22	24
5.50%, 04/15/2041	37	42
7.90%, 05/01/2017	60	75
Norfolk Southern Corp.
3.25%, 12/01/2021	55	57
6.00%, 03/15/2105 - 05/23/2111	217	257
Ryder System, Inc.
2.50%, 03/01/2017 ^	48	48
3.60%, 03/01/2016	25	26
Union Pacific Corp.
2.95%, 01/15/2023	16	16
4.16%, 07/15/2022	7	8
4.30%, 06/15/2042	20	20
5.65%, 05/01/2017	41	47
Union Pacific Corp. - Series 2003-1
4.70%, 01/02/2024	81	88

	Principal (000’s)	Value (000’s)
Semiconductors & Semiconductor Equipment - 0.0% ¥
Intel Corp.
3.30%, 10/01/2021	$86	$92
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	65	74
Microsoft Corp.
1.63%, 09/25/2015	60	62
Oracle Corp.
5.25%, 01/15/2016 ^	30	34
5.75%, 04/15/2018	100	122
6.13%, 07/08/2039	82	107
6.50%, 04/15/2038	30	41
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	53	55
Home Depot, Inc.
5.40%, 03/01/2016	85	99
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54	57
5.13%, 11/15/2041	33	37
Staples, Inc.
9.75%, 01/15/2014	45	50
Water Utilities - 0.0% ¥
American Water Capital Corp.
6.09%, 10/15/2017	125	146
Wireless Telecommunication Services - 0.0% ¥
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30	31
Vodafone Group PLC
5.00%, 09/15/2015	115	128

Total Corporate Debt Securities (cost $51,326)		54,769

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	9,615,205	9,615
Total Securities Lending Collateral (cost $9,615)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 7.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $27,871 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $28,428.	$27,871	27,871
Total Repurchase Agreement (cost $27,871)

Total Investment Securities (cost $357,810) P		377,676
Other Assets and Liabilities - Net		(17,151)

Net Assets		$360,525

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $407, or 0.11% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
^	All or a portion of this security is on loan. The value of all securities on loan is $9,419.
P	Aggregate cost for federal income tax purposes is $357,810. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,762 and $896, respectively. Net unrealized appreciation for tax purposes is $19,866.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $33,753, or 9.36% of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$12,984	$—	$13,987
Corporate Debt Securities	—	54,769	—	54,769
Foreign Government Obligations	—	3,051	—	3,051
Mortgage-Backed Securities	—	35,449	—	35,449
Municipal Government Obligations	—	451	—	451
Repurchase Agreement	—	27,871	—	27,871
Securities Lending Collateral	9,615	—	—	9,615
U.S. Government Agency Obligations	—	150,499	—	149,496
U.S. Government Obligations	—	82,987	—	82,987

Total	$9,615	$368,061	$—	$377,676

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2012 (all amounts except per share amounts in thousands) (unaudited)
Assets:
Investment securities, at value (cost: $329,939)	$349,805
(including securities loaned of $9,419)
Repurchase agreement, at value (cost: $27,871)	27,871
Receivables:
Investment securities sold	217
Shares sold	367
Interest	1,795
Securities lending income (net)	2
Prepaid expenses	4

380,061

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	9,604
Shares redeemed	93
Management and advisory fees	126
Distribution and service fees	14
Trustees fees	1
Transfer agent fees	1
Administration fees	7
Printing and shareholder reports fees	53
Audit and tax fees	9
Other	13
Collateral for securities on loan	9,615

19,536

Net assets	$360,525

Net assets consist of:
Capital stock ($.01 par value)	$267
Additional paid-in capital	325,944
Undistributed net investment income	15,230
Accumulated net realized loss from investment securities	(782)
Net unrealized appreciation on: Investment securities	19,866

Net assets	$360,525

Net assets by class:
Initial Class	$284,971
Service Class	75,554
Shares outstanding:
Initial Class	21,337
Service Class	5,332
Net asset value and offering price per share:
Initial Class	$13.36
Service Class	14.17

STATEMENT OF OPERATIONS For the period ended June 30, 2012 (all amounts in thousands) (unaudited)
Investment income:
Interest income	$6,635
Securities lending income (net)	8

6,643

Expenses:
Management and advisory	722
Distribution and service:
Service Class	77
Printing and shareholder reports	28
Custody	90
Administration	35
Legal	8
Audit and tax	7
Trustees	5
Transfer agent	1
Other	4

Total expenses	977

Net investment income	5,666

Net realized loss on transactions from:
Investment securities	(741)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	4,242

Net realized and change in unrealized gain	3,501

Net increase in net assets resulting from operations	$9,167

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$5,666	$8,879
Net realized gain (loss) from investment securities	(741)	644
Change in net unrealized appreciation on investment securities	4,242	6,018

Net increase in net assets resulting from operations	9,167	15,541

Distributions to shareholders:
From net investment income:
Initial Class	—	(8,954)
Service Class	—	(1,048)

	—	(10,002)

From net realized gains:
Initial Class	—	(269)
Service Class	—	(33)

	—	(302)

Total distributions to shareholders	—	(10,304)

Capital share transactions:
Proceeds from shares sold:
Initial Class	52,884	131,509
Service Class	35,627	49,223

	88,511	180,732

Dividends and distributions reinvested:
Initial Class	—	9,223
Service Class	—	1,081

	—	10,304

Cost of shares redeemed:
Initial Class	(31,796)	(58,730)
Service Class	(17,484)	(8,256)

	(49,280)	(66,986)

Net increase in net assets from capital shares transactions	39,231	124,050

Net increase in net assets	48,398	129,287

Net assets:
Beginning of period/year	312,127	182,840

End of period/year	$360,525	$312,127

Undistributed net investment income	$15,230	$9,564

Share activity:
Shares issued:
Initial Class	4,015	10,145
Service Class	2,545	3,580

	6,560	13,725

Shares issued-reinvested from distributions:
Initial Class	—	725
Service Class	—	80

	—	805

Shares redeemed:
Initial Class	(2,433)	(4,559)
Service Class	(1,253)	(603)

	(3,686)	(5,162)

Net increase in shares outstanding:
Initial Class	1,582	6,311
Service Class	1,292	3,057

	2,874	9,368

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Initial Class Year Ended December 31,
			2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$12.98		$12.62	$12.41	$11.95	$11.81	$11.66
Investment operations
Net investment income(A)	0.23		0.52	0.67	0.73	0.58	0.52
Net realized and unrealized gain	0.15		0.42	0.35	0.40	0.06	0.26

Total operations	0.38		0.94	1.02	1.13	0.64	0.78

Distributions
From net investment income	—		(0.56)	(0.81)	(0.58)	(0.50)	(0.63)
From net realized gains	—		(0.02)	—	(0.09)	—	—

Total distributions	—		(0.58)	(0.81)	(0.67)	(0.50)	(0.63)

Net asset value
End of period/year	$13.36		$12.98	$12.62	$12.41	$11.95	$11.81

Total return(B)	2.93	%(C)	7.53%	8.24%	9.58%	5.58%	6.85%

Net assets end of period/year (000’s)	$284,971		$256,418	$169,683	$159,532	$135,307	$142,788
Ratio and supplemental data
Expenses to average net assets	0.56	%(D)	0.57%	0.57%	0.57%	0.55%	0.58%
Net investment income, to average net assets	3.58	%(D)	4.04%	5.24%	5.95%	4.88%	4.46%
Portfolio turnover rate	6	%(C)	23%	25%	18%	28%	4%

For a share outstanding throughout each period	Period ended June 30, 2012 (unaudited)		Service Class Year Ended December 31,
			2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.79		$13.39	$13.11	$12.58	$12.43	$12.24
Investment operations
Net investment income(A)	0.23		0.51	0.68	0.74	0.58	0.52
Net realized and unrealized gain	0.15		0.45	0.37	0.43	0.06	0.27

Total operations	0.38		0.96	1.05	1.17	0.64	0.79

Distributions
From net investment income	—		(0.54)	(0.77)	(0.55)	(0.49)	(0.60)
From net realized gains	—		(0.02)	—	(0.09)	—	—

Total distributions	—		(0.56)	(0.77)	(0.64)	(0.49)	(0.60)

Net asset value
End of period/year	$14.17		$13.79	$13.39	$13.11	$12.58	$12.43

Total return(B)	2.76	%(C)	7.24%	7.99%	9.38%	5.25%	6.61%

Net assets end of period/year (000’s)	$75,554		$55,709	$13,157	$16,511	$13,957	$11,460
Ratio and supplemental data
Expenses to average net assets	0.81	%(D)	0.82%	0.82%	0.82%	0.80%	0.83%
Net investment income, to average net assets	3.33	%(D)	3.69%	5.03%	5.73%	4.65%	4.21%
Portfolio turnover rate	6	%(C)	23%	25%	18%	28%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica BlackRock Tactical Allocation VP	$131,965	36.60%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.45%
Over $750 million up to $1 billion	0.40%
Over $1 billion	0.375%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.70% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$36,121
U.S. Government	31,458

Proceeds from maturities and sales of securities:
Long-term	13,817
U.S. Government	5,767

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 5- and 10-year periods and in line with the median for the past 3- year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-year period and above its benchmark for the past 3-, 5- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders. In addition, the Board noted a proposal to amend the current sub-advisory fee structure for the Portfolio in order to aggregate the Portfolio’s assets with the assets of Transamerica Core Bond, a series of Transamerica Funds, for purposes of calculating the sub-advisory fee to be paid by TAM to the Sub-Adviser.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica JPMorgan Enhanced Index VP
Initial Class	$1,000.00	$1,097.50	$4.38	$1,020.69	$4.22	0.84%
Service Class	1,000.00	1,095.60	5.68	1,019.44	5.47	1.09

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stock	98.7%
Securities Lending Collateral	8.2
Repurchase Agreement	0.6
Short-Term U.S. Government Obligation	0.2
Other Assets and Liabilities - Net(A)	(7.7)

Total	100.0%

(A)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	6,593	$368
United Technologies Corp.	21,522	1,626
Air Freight & Logistics - 1.4%
FedEx Corp.	4,867	446
United Parcel Service, Inc. - Class B	13,208	1,040
Airlines - 0.1%
Southwest Airlines Co.	11,100	102
Auto Components - 0.2%
Johnson Controls, Inc.	8,852	245
Automobiles - 0.4%
General Motors Co. ‡	21,443	423
Beverages - 3.0%
Coca-Cola Co.	29,807	2,331
Coca-Cola Enterprises, Inc.	6,266	176
Constellation Brands, Inc. - Class A ‡	2,363	64
Dr. Pepper Snapple Group, Inc. ^	6,036	264
PepsiCo, Inc.	5,042	356
Biotechnology - 1.9%
Biogen Idec, Inc. ‡	6,626	956
Celgene Corp. ‡	13,730	881
Vertex Pharmaceuticals, Inc. ‡	2,412	135
Building Products - 0.2%
Masco Corp. ^	11,786	163
Capital Markets - 2.3%
Ameriprise Financial, Inc.	2,913	152
Bank of New York Mellon Corp.	17,483	384
Goldman Sachs Group, Inc.	5,108	490
Invesco, Ltd.	27,759	627
State Street Corp. ^	15,070	672
TD Ameritrade Holding Corp. ^	5,914	101
Chemicals - 2.3%
Air Products & Chemicals, Inc.	10,225	825
CF Industries Holdings, Inc.	1,203	233
Dow Chemical Co. ^	1,363	43
E.I. du Pont de Nemours & Co.	25,465	1,288
Georgia Gulf Corp. ^	3,141	81
Commercial Banks - 3.0%
Comerica, Inc.	3,413	105
First Niagara Financial Group, Inc.	6,017	46
Huntington Bancshares, Inc.	17,542	112
KeyCorp	16,226	126
Regions Financial Corp.	11,968	81
SunTrust Banks, Inc.	14,932	362
Wells Fargo & Co.	69,737	2,331
Communications Equipment - 1.7%
Cisco Systems, Inc.	64,163	1,101
QUALCOMM, Inc.	12,653	705
Computers & Peripherals - 5.9%
Apple, Inc. ‡	9,622	5,619
EMC Corp. ‡	9,011	231
Hewlett-Packard Co.	7,916	159
NetApp, Inc. ‡	7,034	224
Construction & Engineering - 0.6%
Fluor Corp.	12,672	625
Consumer Finance - 1.6%
American Express Co.	10,556	614
Capital One Financial Corp.	16,376	895
Discover Financial Services	4,450	154
Containers & Packaging - 0.1%
Crown Holdings, Inc. ‡	2,795	97
Sealed Air Corp.	1,522	23
Diversified Consumer Services - 0.0% ¥
H&R Block, Inc. ^	2,400	38
Diversified Financial Services - 2.1%
Bank of America Corp.	97,731	799
Citigroup, Inc.	38,220	1,048
CME Group, Inc. - Class A	921	247

	Shares	Value (000’s)
Diversified Financial Services (continued)
IntercontinentalExchange, Inc. ‡	1,255	$171
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	38,411	1,370
Verizon Communications, Inc. ^	33,667	1,496
Electric Utilities - 2.1%
FirstEnergy Corp.	13,745	676
NextEra Energy, Inc.	12,340	850
NV Energy, Inc.	19,465	342
Southern Co.	7,263	336
Electrical Equipment - 0.8%
Emerson Electric Co.	18,409	857
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	5,856	241
Ensco PLC - Class A	8,125	382
Halliburton Co.	14,919	423
Schlumberger, Ltd.	11,317	734
Weatherford International, Ltd. ‡	6,639	84
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	3,642	170
Kroger Co.	28,417	659
Walgreen Co.	9,788	290
Wal-Mart Stores, Inc.	11,794	822
Food Products - 2.7%
Archer-Daniels-Midland Co.	21,544	636
Campbell Soup Co. ^	4,744	158
General Mills, Inc. ^	18,287	705
Kellogg Co. ^	1,776	88
Kraft Foods, Inc. - Class A	29,877	1,154
Tyson Foods, Inc. - Class A	7,229	136
Gas Utilities - 0.5%
Atmos Energy Corp. ^	3,414	120
EQT Corp.	6,373	342
UGI Corp.	2,052	60
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	6,719	357
Becton Dickinson and Co. ^	352	26
CareFusion Corp. ‡	12,329	317
Covidien PLC	20,338	1,088
Hologic, Inc. ‡	5,338	96
Health Care Providers & Services - 2.3%
CIGNA Corp.	4,622	203
Humana, Inc.	7,759	601
McKesson Corp.	3,175	298
UnitedHealth Group, Inc.	22,637	1,324
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. ^	15,136	519
Household Durables - 1.0%
D.R. Horton, Inc. ^	12,400	228
Lennar Corp. - Class A ^	3,510	108
NVR, Inc. ‡	129	110
PulteGroup, Inc. ‡ ^	52,976	567
Household Products - 1.7%
Clorox Co. ^	4,173	302
Energizer Holdings, Inc. ‡ ^	720	54
Procter & Gamble Co.	23,263	1,425
Independent Power Producers & Energy Traders - 0.0% ¥
Calpine Corp. ‡	2,908	48
Industrial Conglomerates - 2.4%
3M Co.	5,864	525
General Electric Co.	53,830	1,122
Tyco International, Ltd.	17,247	912
Insurance - 2.6%
ACE, Ltd.	6,771	502
Axis Capital Holdings, Ltd.	1,498	49
Berkshire Hathaway, Inc. - Class B ‡	4,331	361
Everest RE Group, Ltd.	2,850	295
Loews Corp.	2,500	102

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Insurance (continued)
MetLife, Inc.	29,719	$917
Prudential Financial, Inc.	10,882	527
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. ‡	3,736	853
Internet Software & Services - 1.7%
eBay, Inc. ‡	12,244	514
Google, Inc. - Class A ‡	2,302	1,336
IT Services - 2.2%
Accenture PLC - Class A	5,459	328
Cognizant Technology Solutions Corp. - Class A ‡	2,487	149
Fidelity National Information Services, Inc.	2,057	70
Genpact, Ltd. ‡	2,879	48
International Business Machines Corp.	7,050	1,379
Mastercard, Inc. - Class A	916	394
Leisure Equipment & Products - 0.0% ¥
Brunswick Corp. ^	2,140	48
Machinery - 1.1%
Cummins, Inc.	2,133	207
Eaton Corp.	2,006	79
PACCAR, Inc. ^	16,182	635
SPX Corp.	3,295	215
Media - 3.7%
CBS Corp. - Class B	30,058	985
Comcast Corp. - Class A	33,889	1,083
DIRECTV - Class A ‡	7,884	385
DISH Network Corp. - Class A	3,463	99
Time Warner Cable, Inc.	1,300	107
Time Warner, Inc.	33,154	1,277
Metals & Mining - 0.2%
Alcoa, Inc. ^	30,313	265
Multiline Retail - 0.9%
Target Corp.	16,118	938
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	12,630	261
DTE Energy Co.	1,400	83
OGE Energy Corp.	368	19
PG&E Corp.	17,786	806
Sempra Energy	7,118	490
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	3,320	220
Apache Corp.	3,265	287
Chesapeake Energy Corp. ^	5,547	103
Chevron Corp.	23,667	2,497
EOG Resources, Inc.	4,285	386
Exxon Mobil Corp. ^	29,426	2,518
Kinder Morgan, Inc.	10,332	333
Marathon Oil Corp.	6,019	154
Murphy Oil Corp.	1,605	81
Occidental Petroleum Corp.	13,450	1,154
Peabody Energy Corp.	10,873	267
Pioneer Natural Resources Co. ^	2,559	226
Range Resources Corp. ^	5,531	342
Southwestern Energy Co. ‡	3,758	120
Valero Energy Corp.	13,428	324
Pharmaceuticals - 6.0%
Abbott Laboratories	13,771	888
Allergan, Inc.	4,868	451
Johnson & Johnson ^	14,296	966
Merck & Co., Inc.	51,309	2,142
Mylan, Inc. ‡	12,407	265
Pfizer, Inc.	73,690	1,695
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc. ^	4,194	304
Apartment Investment & Management Co. - Class A	6,500	176
Duke Realty Corp. ^	6,031	88
Equity Lifestyle Properties, Inc.	2,957	204

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
Essex Property Trust, Inc. ^	600	$92
HCP, Inc.	3,260	144
Highwoods Properties, Inc. ^	2,902	98
Home Properties, Inc.	3,457	212
Host Hotels & Resorts, Inc. ^	5,933	94
LaSalle Hotel Properties ^	5,758	168
Liberty Property Trust ^	5,400	199
National Retail Properties, Inc.	3,800	108
Pebblebrook Hotel Trust ^	2,494	58
Post Properties, Inc.	2,100	103
Public Storage	1,200	173
Weyerhaeuser Co.	9,389	210
Road & Rail - 2.8%
CSX Corp.	54,510	1,219
Norfolk Southern Corp.	2,758	198
Union Pacific Corp.	12,963	1,546
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	9,456	320
Applied Materials, Inc.	3,630	42
Avago Technologies, Ltd.	1,605	58
Broadcom Corp. - Class A ‡	4,134	140
Intel Corp.	26,854	715
KLA-Tencor Corp.	1,330	66
LAM Research Corp. ‡^	12,500	471
LSI Corp. ‡	20,586	131
Marvell Technology Group, Ltd.	11,285	127
ON Semiconductor Corp. ‡	12,957	92
Texas Instruments, Inc.	14,534	417
Software - 5.0%
Adobe Systems, Inc. ‡	9,098	295
Citrix Systems, Inc. ‡	1,604	135
Microsoft Corp.	94,928	2,903
Oracle Corp.	67,373	2,001
Specialty Retail - 3.4%
AutoZone, Inc. ‡	1,445	531
Home Depot, Inc.	25,933	1,374
Lowe’s Cos., Inc.	39,394	1,120
TJX Cos., Inc.	13,701	588
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	2,400	140
V.F. Corp.	5,661	756
Thrifts & Mortgage Finance - 0.1%
People’s United Financial, Inc.	7,799	91
Tobacco - 1.9%
Altria Group, Inc. ^	17,258	596
Lorillard, Inc.	1,112	147
Philip Morris International, Inc.	14,452	1,261

Total Common Stocks (cost $96,911)		104,882

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill
0.19%, 05/30/2013 g	$195	195
Total Short-Term U.S. Government Obligation (cost $195)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	8,714,202	8,714
Total Securities Lending Collateral (cost $8,714)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $663 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $679.	$663	$663
Total Repurchase Agreement (cost $663)

Total Investment Securities (cost $106,483) P		114,454
Other Assets and Liabilities - Net		(8,189)

Net Assets		$106,265

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
S&P 500 E-Mini Index	Long	16	09/21/2012	$34

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $8,515.
¥	Percentage rounds to less than 0.1%.
g	This security, in the amount of $195, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $106,483. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,427 and $2,456, respectively. Net unrealized appreciation for tax purposes is $7,971.

VALUATION SUMMARY (all amounts in thousands):  '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$104,882	$—	$—	$104,882
Repurchase Agreement	—	663	—	663
Securities Lending Collateral	8,714	—	—	8,714
Short-Term U.S. Government Obligation	—	195	—	195

Total	$113,596	$858	$—	$114,454

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$34	$—	$—	$34

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $105,820)	$113,791
(including securities loaned of $8,515)
Repurchase agreement, at value (cost: $663)	663
Receivables:
Investment securities sold	639
Shares sold	277
Interest	—	(A)
Securities lending income (net)	1
Dividends	149
Variation margin	27
Prepaid expenses	1

	115,548

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	439
Shares redeemed	34
Management and advisory fees	58
Distribution and service fees	2
Trustees fees	—	(A)
Transfer agent fees	—	(A)
Administration fees	2
Printing and shareholder reports fees	10
Audit and tax fees	9
Other	15
Collateral for securities on loan	8,714

	9,283

Net assets	$106,265

Net assets consist of:
Capital stock ($.01 par value)	$83
Additional paid-in capital	102,541
Undistributed net investment income	1,825
Accumulated net realized loss from investment securities and futures	(6,189)
Net unrealized appreciation on:
Investment securities	7,971
Futures contracts	34

Net assets	$106,265

Net assets by class:
Initial Class	$97,332
Service Class	8,933
Shares outstanding:
Initial Class	7,588
Service Class	696
Net asset value and offering price per share:
Initial Class	$12.83
Service Class	12.83

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$1,048
Interest income	—	(A)
Securities lending income (net)	12

	1,060

Expenses:
Management and advisory	380
Distribution and service:
Service Class	11
Printing and shareholder reports	6
Custody	32
Administration	11
Legal	2
Audit and tax	7
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	451

Less waiver/reimbursement	(9)

Net expenses	442

Net investment income	618

Net realized gain (loss) on transactions from:
Investment securities	2,607
Futures contracts	74

	2,681

Net increase in unrealized appreciation (depreciation) on:
Investment securities	5,898
Futures contracts	28

Change in unrealized appreciation	5,926

Net realized and change in unrealized gain	8,607

Net increase in net assets resulting from operations	$9,225

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$618	$1,207
Net realized gain from investment securities and futures contracts	2,681	10,248
Change in net unrealized appreciation (depreciation) on investment securities and futures contracts	5,926	(10,517)

Net increase in net assets resulting from operations	9,225	938

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,139)
Service Class	—	(97)

Total distributions to shareholders:	—	(1,236)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,313	14,852
Service Class	2,673	5,729

	15,986	20,581

Dividends and distributions reinvested:
Initial Class	—	1,139
Service Class	—	97

	—	1,236

Cost of shares redeemed:
Initial Class	(10,261)	(40,124)
Service Class	(1,977)	(5,539)

	(12,238)	(45,663)

Net increase (decrease) in net assets from capital shares transactions	3,748	(23,846)

Net increase (decrease) in net assets	12,973	(24,144)

Net assets:
Beginning of period/year	93,292	117,436

End of period/year	$106,265	$93,292

Undistributed net investment income	$1,825	$1,207

Share activity:
Shares issued:
Initial Class	1,064	1,295
Service Class	210	488

	1,274	1,783

Shares issued-reinvested from distributions:
Initial Class	—	104
Service Class	—	9

	—	113

Shares redeemed:
Initial Class	(814)	(3,404)
Service Class	(158)	(493)

	(972)	(3,897)

Net increase (decrease) in shares outstanding:
Initial Class	250	(2,005)
Service Class	52	4

	302	(2,001)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.69		$11.76	$10.36	$8.15	$16.43	$16.35
Investment operations
Net investment income(A)	0.08		0.14	0.12	0.14	0.20	0.19
Net realized and unrealized gain (loss)	1.06		(0.06)	1.42	2.26	(5.49)	0.56

Total operations	1.14		0.08	1.54	2.40	(5.29)	0.75

Distributions
From net investment income	—		(0.15)	(0.14)	(0.19)	(0.23)	(0.21)
From net realized gains	—		—	—	—	(2.76)	(0.46)

Total distributions	—		(0.15)	(0.14)	(0.19)	(2.99)	(0.67)

Net asset value
End of period/year	$12.83		$11.69	$11.76	$10.36	$8.15	$16.43

Total return(B)	9.75	%(C)	0.74%	15.18%	29.59%	(37.35)%	4.54%

Net assets end of period/year (000’s)	$97,332		$85,753	$109,894	$107,759	$83,543	$164,761
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.84	%(D)	0.84%	0.84%	0.84%	0.82%	0.81%
Before reimbursement/recaptured expense	0.86	%(D)	0.86%	0.85%	0.85%	0.82%	0.81%
Net investment income, to average net assets	1.23	%(D)	1.17%	1.13%	1.57%	1.59%	1.13%
Portfolio turnover rate	57	%(C)	166%	190%	117%	74%	55%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.71		$11.79	$10.40	$8.17	$16.45	$16.37
Investment operations
Net investment income(A)	0.06		0.11	0.10	0.12	0.17	0.15
Net realized and unrealized gain (loss)	1.06		(0.06)	1.42	2.26	(5.50)	0.56

Total operations	1.12		0.05	1.52	2.38	(5.33)	0.71

Distributions
From net investment income	—		(0.13)	(0.13)	(0.15)	(0.19)	(0.17)
From net realized gains	—		—	—	—	(2.76)	(0.46)

Total distributions	—		(0.13)	(0.13)	(0.15)	(2.95)	(0.63)

Net asset value
End of period/year	$12.83		$11.71	$11.79	$10.40	$8.17	$16.45

Total return(B)	9.56	%(C)	0.47%	14.85%	29.32%	(37.52)%	4.30%

Net assets end of period/year (000’s)	$8,933		$7,539	$7,542	$4,671	$3,116	$7,051
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.09	%(D)	1.09%	1.09%	1.09%	1.07%	1.06%
Before reimbursement/recaptured expense	1.11	%(D)	1.11%	1.10%	1.10%	1.07%	1.06%
Net investment income, to average net assets	0.98	%(D)	0.94%	0.90%	1.32%	1.32%	0.88%
Portfolio turnover rate	57	%(C)	166%	190%	117%	74%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $3, are included in the net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed at the end of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolios or the entities that invest in the Portfolios.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Madison Moderate Growth Allocation VP	$341	0.32%

Transamerica Madison Balanced Allocation VP	1,855	1.75

Total	$2,196	2.07%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.74%
Over $750 million up to $1 billion	0.69%
Over $1 billion	0.65%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.84% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $9. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010:	$6	12/31/2012
Fiscal Year 2011:	18	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$62,381
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	58,068
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Asset and Liabilities for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset derivatives
Unrealized appreciation on futures contracts*	$34	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain on futures contracts	$74
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net change in unrealized appreciation on futures contracts	28

Total	$102

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. (continued)

The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10- year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 5- and 10-year periods and above its benchmark for the past 3-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for subadvisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica JPMorgan Mid Cap Value VP
Initial Class	$1,000.00	$1,105.50	$4.61	$1,020.49	$4.42	0.88%
Service Class	1,000.00	1,103.80	5.91	1,019.24	5.67	1.13

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.0%
Securities Lending Collateral	10 .3
Repurchase Agreement	3.8
Other Assets and Liabilities - Net	(10.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.0%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.	39,930	$2,019
Beverages - 2.7%
Beam, Inc.	74,305	4,643
Brown-Forman Corp. - Class B	24,499	2,373
Dr. Pepper Snapple Group, Inc.	65,350	2,859
Building Products - 0.7%
Fortune Brands Home & Security, Inc. ‡	107,230	2,388
Capital Markets - 5.2%
Ameriprise Financial, Inc.	102,000	5,330
Charles Schwab Corp. ^	284,655	3,681
Invesco, Ltd.	155,200	3,508
Northern Trust Corp.	53,865	2,479
T. Rowe Price Group, Inc.	63,000	3,966
Chemicals - 4.2%
Airgas, Inc.	30,980	2,603
Albemarle Corp.	72,034	4,295
Sherwin-Williams Co.	31,920	4,225
Sigma-Aldrich Corp. ^	52,670	3,894
Commercial Banks - 5.6%
City National Corp. ^	39,500	1,919
Cullen/Frost Bankers, Inc. ^	39,560	2,274
Fifth Third Bancorp	303,790	4,071
Huntington Bancshares, Inc.	244,590	1,565
M&T Bank Corp. ^	53,390	4,408
SunTrust Banks, Inc.	166,805	4,042
Zions Bancorporation ^	93,245	1,811
Commercial Services & Supplies - 1.7%
Republic Services, Inc. - Class A	229,880	6,083
Containers & Packaging - 3.5%
Ball Corp.	138,315	5,677
Rock-Tenn Co. - Class A	59,262	3,233
Silgan Holdings, Inc.	85,490	3,650
Distributors - 1.0%
Genuine Parts Co. ^	60,768	3,661
Electric Utilities - 3.9%
Northeast Utilities	126,064	4,892
NV Energy, Inc.	261,135	4,591
Westar Energy, Inc. ^	149,180	4,468
Electrical Equipment - 2.3%
AMETEK, Inc.	78,639	3,925
Cooper Industries PLC - Class A	15,760	1,075
Regal Beloit Corp. ^	54,050	3,365
Electronic Equipment & Instruments - 2.2%
Amphenol Corp. - Class A	83,870	4,606
Arrow Electronics, Inc. ‡	103,490	3,396
Food Products - 2.6%
Hershey Co.	48,955	3,526
JM Smucker Co.	31,990	2,416
Ralcorp Holdings, Inc. ‡	53,565	3,575
Gas Utilities - 1.8%
EQT Corp.	79,276	4,251
ONEOK, Inc.	57,240	2,422
Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.	28,715	2,146
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp. - Class A	92,560	3,642
CIGNA Corp.	89,030	3,917
Henry Schein, Inc. ‡	16,950	1,330
Humana, Inc.	35,470	2,747
Lincare Holdings, Inc. ^	131,180	4,464
Hotels, Restaurants & Leisure - 2.9%
Darden Restaurants, Inc. ^	53,769	2,722
Marriott International, Inc. - Class A ^	130,519	5,117
Yum! Brands, Inc.	39,724	2,559
Household Durables - 1.4%
Jarden Corp.	35,550	1,494
Mohawk Industries, Inc. ‡	49,660	3,468

	Shares	Value (000’s)
Household Products - 0.9%
Energizer Holdings, Inc. ‡	44,796	$3,371
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	75,230	3,989
Insurance - 10.0%
Alleghany Corp. ‡	13,757	4,674
Arch Capital Group, Ltd. ‡	33,675	1,337
Axis Capital Holdings, Ltd.	36,910	1,201
Chubb Corp.	47,480	3,457
Loews Corp.	163,820	6,703
Marsh & McLennan Cos., Inc.	178,930	5,767
Old Republic International Corp. ^	228,955	1,898
OneBeacon Insurance Group, Ltd. - Class A ^	93,616	1,219
Unum Group	108,120	2,068
WR Berkley Corp. ^	113,280	4,409
XL Group PLC - Class A	176,725	3,718
Internet & Catalog Retail - 1.3%
Expedia, Inc.	66,695	3,206
TripAdvisor, Inc. ‡	29,855	1,334
IT Services - 1.2%
Jack Henry & Associates, Inc. ^	128,160	4,424
Machinery - 1.6%
Rexnord Corp. ‡^	86,822	1,740
Snap-on, Inc.	63,100	3,928
Media - 3.3%
AMC Networks, Inc. ‡	24,550	873
Cablevision Systems Corp. - Class A ^	93,340	1,240
CBS Corp. - Class B	115,810	3,797
Clear Channel Outdoor Holdings, Inc. - Class A ‡^	117,831	709
DISH Network Corp. - Class A	114,270	3,262
Gannett Co., Inc.	81,440	1,200
Washington Post Co. - Class B ^	2,055	768
Multiline Retail - 2.5%
Family Dollar Stores, Inc.	61,510	4,089
Kohl’s Corp.	106,575	4,848
Multi-Utilities - 6.5%
CenterPoint Energy, Inc.	97,700	2,019
CMS Energy Corp.	187,320	4,402
PG&E Corp.	82,570	3,738
Sempra Energy	71,540	4,928
Wisconsin Energy Corp.	105,051	4,157
Xcel Energy, Inc.	158,148	4,493
Oil, Gas & Consumable Fuels - 3.9%
Devon Energy Corp.	64,620	3,747
Energen Corp.	120,740	5,449
QEP Resources, Inc. ^	67,470	2,022
Williams Cos., Inc.	103,700	2,989
Professional Services - 0.6%
Equifax, Inc.	44,430	2,070
Real Estate Investment Trusts - 2.7%
HCP, Inc.	67,740	2,991
Regency Centers Corp.	74,935	3,565
Vornado Realty Trust	39,085	3,282
Real Estate Management & Development - 0.8%
Brookfield Office Properties, Inc. ^	169,420	2,951
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	114,625	4,318
Xilinx, Inc.	75,850	2,546
Software - 1.0%
Synopsys, Inc. ‡	123,233	3,627
Specialty Retail - 6.5%
AutoZone, Inc. ‡	11,396	4,183
Bed Bath & Beyond, Inc. ‡	45,330	2,801
Gap, Inc.	128,930	3,528
PetSmart, Inc.	40,270	2,746
Tiffany & Co.	52,890	2,801
TJX Cos., Inc.	91,779	3,940
Williams-Sonoma, Inc.	95,360	3,335

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	51,926	$4,039
Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial, Inc.	101,270	1,203
People’s United Financial, Inc. ^	214,110	2,486
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc. - Class A	21,720	1,424
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	53,157	1,132

Total Common Stocks (cost $312,340)		346,912

SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	37,035,736	37,036
Total Securities Lending Collateral (cost $37,036)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $13,716 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $13,993.	$13,716	13,716
Total Repurchase Agreement (cost $13,716)

Total Investment Securities (cost $363,092) P		397,664
Other Assets and Liabilities - Net		(36,401)

Net Assets		$361,263

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $36,141.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $363,092. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,567 and $6,995, respectively. Net unrealized appreciation for tax purposes is $34,572.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$346,912	$—	$—	$346,912
Repurchase Agreement	—	13,716	—	13,716
Securities Lending Collateral	37,036	—	—	37,036

Total	$383,948	$13,716	$—	$397,664

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $349,376)	$383,948
(including securities loaned of $36,141)
Repurchase agreement, at value (cost: $13,716)	13,716
Receivables:
Investment securities sold	2,434
Shares sold	17
Securities lending income (net)	9
Dividends	523
Prepaid expenses	3

	400,650

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,065
Shares redeemed	6
Management and advisory fees	226
Distribution and service fees	7
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	7
Printing and shareholder reports fees	18
Audit and tax fees	9
Other	12
Collateral for securities on loan	37,036

	39,387

Net assets	$361,263

Net assets consist of:
Capital stock ($.01 par value)	$242
Additional paid-in capital	329,715
Undistributed net investment income	4,403
Accumulated net realized loss from investment securities	(7,669)
Net unrealized appreciation (depreciation) on: Investment securities	34,572

Net assets	$361,263

Net assets by class:
Initial Class	$323,123
Service Class	38,140
Shares outstanding:
Initial Class	21,570
Service Class	2,561
Net asset value and offering price per share:
Initial Class	$14.98
Service Class	14.89

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $6)	$2,897
Interest income	1
Securities lending income (net)	31

2,929

Expenses:
Management and advisory	1,142
Distribution and service:
Service Class	43
Printing and shareholder reports	13
Custody	18
Administration	31
Legal	7
Audit and tax	7
Trustees	4
Transfer agent	1
Other	3

Total expenses	1,269

Net investment income	1,660

Net realized gain on transactions from:
Investment securities	10,384

Net increase in unrealized appreciation (depreciation) on:
Investment securities	9,396

Net realized and change in unrealized gain	19,780

Net increase in net assets resulting from operations	$21,440

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$1,660	$2,584
Net realized gain from investment securities	10,384	19,566
Change in net unrealized appreciation (depreciation) on investment securities	9,396	(20,597)

Net increase in net assets resulting from operations	21,440	1,553

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,282)
Service Class	—	(278)

Total distributions to shareholders:	—	(2,560)

Capital share transactions:
Proceeds from shares sold:
Initial Class	132,510	17,542
Service Class	12,490	24,260

	145,000	41,802

Dividends and distributions reinvested:
Initial Class	—	2,282
Service Class	—	278

	—	2,560

Cost of shares redeemed:
Initial Class	(4,019)	(61,006)
Service Class	(6,304)	(7,830)

	(10,323)	(68,836)

Net increase (decrease) in net assets from capital shares transactions	134,677	(24,474)

Net increase (decrease) in net assets	156,117	(25,481)

Net assets:
Beginning of period/year	205,146	230,627

End of period/year	$361,263	$205,146

Undistributed net investment income	$4,403	$2,743

Share activity:
Shares issued:
Initial Class	8,834	1,261
Service Class	861	1,778

	9,695	3,039

Shares issued-reinvested from distributions:
Initial Class	—	185
Service Class	—	23

	—	208

Shares redeemed:
Initial Class	(278)	(4,640)
Service Class	(435)	(604)

	(713)	(5,244)

Net increase (decrease) in shares outstanding:
Initial Class	8,556	(3,194)
Service Class	426	1,197

	8,982	(1,997)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.55		$13.45	$11.16	$9.25	$15.79	$16.60
Investment operations
Net investment income(A)	0.09		0.16	0.15	0.18	0.19	0.19
Net realized and unrealized gain (loss)	1.34		0.10	2.37	2.22	(4.89)	0.29

Total operations	1.43		0.26	2.52	2.40	(4.70)	0.48

Distributions
From net investment income	—		(0.16)	(0.23)	(0.18)	(0.20)	(0.17)
From net realized gains	—		—	—	(0.31)	(1.64)	(1.12)

Total distributions	—		(0.16)	(0.23)	(0.49)	(1.84)	(1.29)

Net asset value
End of period/year	$14.98		$13.55	$13.45	$11.16	$9.25	$15.79

Total return(B)	10.55	%(C)	2.01%	22.99%	26.41%	(32.88)%	2.83%
Net assets end of period/year (000’s)	$323,123		$176,354	$218,048	$238,019	$190,306	$336,861
Ratio and supplemental data
Expenses to average net assets	0.88	%(D)	0.89%	0.89%	0.89%	0.88%	0.87%
Net investment income, to average net assets	1.21	%(D)	1.13%	1.21%	1.85%	1.40%	1.10%
Portfolio turnover rate	16	%(C)	40%	37%	34%	43%	45%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$13.49		$13.42	$11.15	$9.22	$15.73	$16.54
Investment operations
Net investment income(A)	0.07		0.13	0.12	0.16	0.14	0.15
Net realized and unrealized gain (loss)	1.33		0.09	2.37	2.21	(4.87)	0.28

Total operations	1.40		0.22	2.49	2.37	(4.73)	0.43

Distributions
From net investment income	—		(0.15)	(0.22)	(0.13)	(0.14)	(0.12)
From net realized gains	—		—	—	(0.31)	(1.64)	(1.12)

Total distributions	—		(0.15)	(0.22)	(0.44)	(1.78)	(1.24)

Net asset value
End of period/year	$14.89		$13.49	$13.42	$11.15	$9.22	$15.73

Total return(B)	10.38	%(C)	1.73%	22.82%	26.12%	(33.08)%	2.53%
Net assets end of period/year (000’s)	$38,140		$28,792	$12,579	$669	$161	$435
Ratio and supplemental data
Expenses to average net assets	1.13	%(D)	1.14%	1.14%	1.14%	1.13%	1.12%
Net investment income, to average net assets	0.96	%(D)	0.96%	1.02%	1.63%	1.08%	0.89%
Portfolio turnover rate	16	%(C)	40%	37%	34%	43%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $6 are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation-Conservative VP	$15,090	4.18%

Transamerica Asset Allocation-Growth VP	34,500	9.55

Transamerica Asset Allocation-Moderate VP	77,355	21.41

Transamerica Asset Allocation-Moderate Growth VP	158,726	43.94

Transamerica BlackRock Tactical Allocation VP	11,678	3.23

Total	$297,349	82.31%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $100 million	0.85%
Over $100 million	0.80%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$167,906
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	43,228
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica JPMorgan Tactical Allocation VP
Initial Class	$1,000.00	$1,041.20	$4.16	$1,020.79	$4.12	0.82%
Service Class	1,000.00	1,040.00	5.43	1,019.54	5.37	1.07

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset type	% of Net Assets
U.S. Government Agency Obligations	28.1%
U.S. Government Obligations	22.1
Common Stocks	15.2
Corporate Debt Securities	10.8
Investment Companies	8.5
Securities Lending Collateral	7.8
Mortgage-Backed Securities	6.6
Repurchase Agreement	6.2

Asset type (continued)	% of Net Assets
Asset-Backed Securities	2.7
Foreign Government Obligations	0.4
Municipal Government Obligation	0.0	(A)
Short-Term U.S. Government Obligation	0.0	(A)
Other Assets and Liabilities - Net (B)	(8.4)

Total	100.0%

(A)	Rounds to less than 0.1%
(B)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 22.1%
United States - 22.1%
U.S. Treasury Bond
4.38%, 11/15/2039	$100	$133
4.50%, 02/15/2036	1,000	1,343
4.75%, 02/15/2037	100	139
5.38%, 02/15/2031	150	219
8.75%, 05/15/2020 - 08/15/2020	1,500	2,359
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	54	74
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	131	151
1.25%, 04/15/2014	543	561
U.S. Treasury Note
0.38%, 08/31/2012 - 10/31/2012	6,700	6,704
0.63%, 07/31/2012	1,000	1,000
1.38%, 01/15/2013	4,000	4,025
1.88%, 04/30/2014	500	514
2.00%, 04/30/2016	4,000	4,220
2.38%, 10/31/2014	5,000	5,234
2.50%, 03/31/2015	500	529
2.63%, 04/30/2018 - 08/15/2020	1,600	1,758
2.88%, 01/31/2013 ^ g	6,095	6,191
3.13%, 04/30/2013 - 10/31/2016	5,900	6,270
3.25%, 12/31/2016	6,000	6,684
3.38%, 11/30/2012 - 11/15/2019	3,100	3,169
3.50%, 05/15/2020	400	467
3.88%, 02/15/2013	200	205
4.00%, 02/15/2015	100	109
U.S. Treasury STRIPS
0.63%, 08/15/2016 ▲^	1,000	972
0.67%, 11/15/2016 ▲	1,000	968
0.78%, 08/15/2017 ▲	1,500	1,436
0.85%, 02/15/2018 ▲	1,200	1,139
1.24%, 02/15/2020 ▲	400	361
1.30%, 05/15/2020 ▲	6,850	6,141
1.34%, 08/15/2020 ▲^	3,800	3,382
1.53%, 05/15/2021 ▲	1,950	1,690
1.62%, 11/15/2021 ▲	500	426
2.33%, 08/15/2026 ▲	100	71
2.36%, 11/15/2026 ▲	250	176
2.38%, 02/15/2027 ▲^	500	348
2.53%, 08/15/2029 ▲	350	224
2.54%, 11/15/2029 ▲	125	79
2.55%, 02/15/2030 ▲	1,050	660
2.57%, 08/15/2030 - 11/15/2030 ▲	700	431
2.60%, 05/15/2031 ▲	250	151
2.64%, 02/15/2032 ▲	250	146
2.68%, 11/15/2032 ▲^	1,050	599
2.70%, 05/15/2033 ▲	400	224
2.72%, 11/15/2033 ▲	150	82
2.73%, 02/15/2034 ▲	300	163
2.74%, 05/15/2034 ▲	50	27
2.75%, 08/15/2034 ▲^	300	160
2.78%, 02/15/2035 ▲	250	131

Total U.S. Government Obligations (cost $68,735)		72,245

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.1%
United States - 28.1%
Fannie Mae
0.47%, 03/25/2045 *	$264	$262
0.54%, 07/25/2036 *	419	419
0.65%, 05/25/2027 - 02/25/2041 *	1,975	1,976
0.75%, 07/25/2041 - 11/25/2041 *	1,926	1,927
0.80%, 08/01/2022	500	500
0.85%, 04/25/2040 *	207	208
1.01%, 04/01/2022 *	400	400
1.40%, 07/01/2017	500	501
2.03%, 08/01/2019	500	502
2.49%, 10/01/2017	970	1,013
2.67%, 07/01/2022	1,000	1,009
2.68%, 07/01/2022	500	503
2.69%, 10/01/2017	750	789
2.70%, 03/28/2022	500	503
2.75%, 03/01/2022	498	509
2.86%, 05/01/2022	999	1,032
2.92%, 08/25/2021	315	328
2.97%, 11/01/2018	974	1,031
3.11%, 01/01/2022	793	836
3.12%, 05/01/2022	999	1,050
3.23%, 11/01/2020	750	798
3.29%, 10/01/2020	1,000	1,074
3.38%, 01/01/2018	500	540
3.59%, 12/01/2020 - 10/01/2021	1,965	2,135
3.65%, 07/25/2021	433	474
3.73%, 06/25/2021	250	274
3.74%, 06/01/2018	397	435
3.76%, 07/25/2021	500	549
3.82%, 06/01/2017	970	1,058
3.87%, 08/01/2021	495	547
3.88%, 09/01/2021 - 09/01/2021	1,584	1,752
4.00%, 05/25/2033	200	222
4.04%, 10/01/2020	400	446
4.13%, 08/01/2021	495	555
4.25%, 04/01/2021 - 04/01/2021	1,050	1,186
4.30%, 04/01/2021	450	509
4.33%, 04/01/2021	395	447
4.36%, 03/01/2020 - 05/01/2021	1,399	1,615
4.38%, 01/01/2021 - 04/01/2021	991	1,124
4.39%, 05/01/2021	300	341
4.48%, 02/01/2021	493	560
4.53%, 12/01/2019	976	1,110
4.54%, 01/01/2020	706	803
4.78%, 12/01/2019	1,046	1,200
5.00%, 10/25/2025 - 08/01/2040	990	1,091
5.25%, 05/25/2039	394	424
5.50%, 03/25/2022 - 07/25/2040	7,377	8,205
6.00%, 08/01/2021 - 09/01/2037	5,838	6,475
6.50%, 01/25/2032 - 07/25/2036	433	496
7.00%, 11/25/2041 - 11/25/2041	1,367	1,627
Fannie Mae, PO
09/01/2024 - 05/25/2037	1,013	979
Fannie Mae STRIPS
3.40%, 05/15/2030 ▲	200	108
Fannie Mae STRIPS, PO
08/01/2032	129	124

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Freddie Mac
0.64%, 07/15/2037 *	$500	$501
0.65%, 03/25/2043 *	1,309	1,280
0.69%, 03/15/2039 - 01/15/2041 *	2,600	2,603
3.50%, 05/15/2021 - 06/01/2042	1,000	1,080
4.00%, 12/15/2024 - 06/01/2042	1,481	1,613
4.50%, 02/15/2020 - 05/01/2041	5,422	5,775
4.57%, 12/01/2031 *	62	67
4.91%, 02/01/2036 *	278	298
5.00%, 07/15/2020 - 05/15/2041	2,003	2,245
5.30%, 01/15/2033	217	240
5.50%, 11/15/2023 - 07/15/2037	5,441	6,122
5.50%, 07/15/2036 ^	250	337
5.50%, 05/15/2041 - 05/15/2041 *	522	583
5.69%, 10/15/2038 *	221	245
5.75%, 06/15/2035 - 08/15/2035	387	458
5.85%, 09/15/2035	799	896
6.00%, 01/01/2024 - 04/15/2036	1,254	1,388
6.50%, 07/01/2017 - 11/01/2037	2,115	2,364
13.92%, 09/15/2034 *	247	299
23.36%, 06/15/2035 *	157	243
Freddie Mac, IO
4.50%, 12/15/2024	423	33
5.00%, 10/15/2039	440	66
Freddie Mac, PO
04/15/2020 - 01/15/2040	1,930	1,821
Ginnie Mae
5.00%, 04/20/2041	159	195
5.50%, 01/16/2033	268	322
5.76%, 12/20/2038 *	462	514
6.00%, 05/16/2032 - 09/20/2038	1,693	1,902
22.42%, 04/20/2037 *	219	317
Ginnie Mae, IO
6.36%, 05/20/2041 *	629	102
Ginnie Mae, PO
03/20/2031 - 01/20/2038	466	451
Residual Funding Corp. Principal STRIPS, PO
1.81%, 07/15/2020 ▲	2,700	2,354
1.87%, 10/15/2020 ▲	300	259
Tennessee Valley Authority
5.88%, 04/01/2036	275	383

Total U.S. Government Agency Obligations (cost $89,538)		91,937

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Canada - 0.1%
Province of Ontario Canada
0.95%, 05/26/2015	185	186
Israel - 0.1%
Israel Government AID Bond
Zero Coupon, 08/15/2018 - 11/01/2024	700	578
Mexico - 0.0% ¥
Mexico Government International Bond
4.75%, 03/08/2044	92	99
Supranational - 0.2%
African Development Bank
8.80%, 09/01/2019	130	176
Corp. Andina de Fomento
3.75%, 01/15/2016	64	67

	Principal (000’s)	Value (000’s)
Supranational (continued)
International Bank for Reconstruction & Development
1.42%, 02/15/2016 ▲	$300	$288

Total Foreign Government Obligations (cost $1,358)		1,394

MORTGAGE-BACKED SECURITIES - 6.6%
United States - 6.6%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	244	244
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A *	100	105
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	99	103
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.65%, 03/20/2035 *	245	227
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	163	168
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.41%, 09/10/2047	75	83
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.91%, 11/25/2033 *	231	219
Series 2004-5, Class 2A2
5.50%, 06/25/2034	234	242
Series 2004-6, Class 1A3
5.50%, 05/25/2034	230	240
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A *	112	111
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A *	393	393
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A *	427	430
Series 2011-RR5, Class 11A3
0.40%, 05/28/2036 - 144A *	113	100
Series 2011-RR5, Class 14A3
2.92%, 07/26/2036 - 144A *	130	124
Series 2012-RR3, Class 2A5
4.93%, 05/26/2037 - 144A	475	465
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.98%, 07/25/2033 *	97	97
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	100	107
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.27%, 06/11/2041 - 144A *	2,516	36
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	128	134
Series 2007-A1, Class 1A3
2.89%, 02/25/2037 *	189	190

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Chase Mortgage Finance Corp. (continued)
Series 2007-A2, Class 2A1
2.77%, 07/25/2037 *	$83	$85
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	307	320
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100	114
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
3.02%, 11/25/2038 - 144A *	142	141
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	815	837
Series 2011-3, Class 1A1
0.33%, 02/25/2047 - 144A *	68	67
Series 2011-10, Class 4A1
0.43%, 02/25/2046 - 144A *	79	75
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.20%, 12/11/2049 - 144A *	8,261	65
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	250	263
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A1
5.25%, 07/25/2034	94	95
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	155	155
Series 2003-49, Class A6
4.58%, 12/19/2033 *	112	112
Series 2004-3, Class A26
5.50%, 04/25/2034	167	173
Series 2004-3, Class A4
5.75%, 04/25/2034	134	139
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	136	138
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.85%, 03/15/2039 *	100	110
Series 2011-1R, Class A1
1.25%, 02/27/2047 - 144A *	275	270
Series 2011-6R, Class 3A1
2.93%, 07/28/2036 - 144A *	89	83
Series 2011-7R, Class A1
1.50%, 08/28/2047 - 144A *	201	197
Series 2011-9R, Class A1
2.25%, 03/27/2046 - 144A *	237	235
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A *	403	397
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A *	284	285
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75	83

	Principal (000’s)	Value (000’s)
United States (continued)
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.37%, 04/26/2037 - 144A *	$27	$26
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	191	194
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	86	88
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.60%, 09/25/2035 - 144A *	116	91
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.65%, 10/25/2033 *	105	104
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	318	334
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	126	133
Impac CMB Trust
Series 2005-4, Class 2A1
0.55%, 05/25/2035 *	116	106
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.20%, 08/25/2032 *	196	202
Series 2006-1, Class 2A1
0.60%, 05/25/2036 *	166	158
Series 2006-2, Class 2A1
0.60%, 08/25/2036 *	78	75
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	150	155
Series 2004-CB8, Class A4
4.40%, 01/12/2039	125	130
Series 2004-CB9, Class A4
5.77%, 06/12/2041 *	100	107
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	100	112
Series 2006-CB16, Class A4
5.55%, 05/12/2045	125	141
Series 2006-LDP9, Class A3SF
0.40%, 05/15/2047 *	100	93
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 *	3,638	66
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.74%, 02/25/2034 *	88	87
Series 2006-A2, Class 5A3
2.66%, 11/25/2033 *	146	146
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4
5.12%, 11/15/2032 *	250	261
Series 2004-C2, Class A4
4.37%, 03/15/2036	107	112
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	122	121
Series 2009-2, Class M3
5.27%, 09/27/2037 - 144A *	200	208

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
LVII Resecuritization Trust (continued)
Series 2009-3, Class M3
5.60%, 11/27/2037 - 144A *	$100	$105
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.63%, 04/21/2034 *	273	271
Series 2004-13, Class 3A7
2.66%, 11/21/2034 *	100	99
MASTR Alternative Loans Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	149	157
Series 2004-5, Class 5A1
4.75%, 06/25/2019	104	106
MASTR Alternative Loans Trust, PO
Series 2003-8, Class 15PO
11/25/2018	428	365
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	180	189
Series 2003-11, Class 9A6
5.25%, 12/25/2033	235	246
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.22%, 12/12/2049 - 144A *	2,327	29
MLCC Mortgage Investors, Inc.
Series 2003-H, Class A1
0.89%, 01/25/2029 *	250	220
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	131
Morgan Stanley Capital I, Inc., IO
Series 2006-IQ12, Class X1
0.18%, 12/15/2043 - 144A *	3,166	44
Series 2007-HQ11, Class X
0.40%, 02/12/2044 - 144A *	5,473	39
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049 ǝ	100	67
2.00%, 07/27/2049	653	655
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A ǝ	200	205
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	122	122
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	185	186
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	250	218
NCUA Guaranteed Notes
Series 2010-C1, Class A2
2.90%, 10/29/2020	250	267
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.81%, 05/25/2035 *	132	130
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	428	401
Series 2004-QA4, Class NB3
3.83%, 09/25/2034 *	73	70
Sequoia Mortgage Trust
Series 10, Class 1A
1.04%, 10/20/2027 *	280	257

	Principal (000’s)	Value (000’s)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2003-1, Class 1A
1.00%, 04/20/2033 *	$113	$107
Series 2003-2, Class A1
0.90%, 06/20/2033 *	188	168
Series 2004-11, Class A1
0.54%, 12/20/2034 *	145	128
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	83	84
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	200	200
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A *	163	163
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A *	150	131
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
5.41%, 04/25/2034 *	75	73
Series 2004-6, Class 5A4
4.91%, 06/25/2034 *	100	99
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.90%, 10/19/2034 *	91	81
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.77%, 04/25/2033 *	139	130
Series 2003-30, Class 1A5
5.50%, 10/25/2033	134	140
Series 2003-37A, Class 2A
5.03%, 12/25/2033 *	29	29
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.89%, 09/25/2043 *	170	164
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174	179
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104	106
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A *	22	22
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A *	25	25
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A *	100	101
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	60	60
Series 2012-NL1A, Class A1
4.21%, 03/25/2049 - 144A *	84	84
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 *	150	156
Series 2004-C11, Class A5
5.22%, 01/15/2041 *	116	123
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.08%, 03/15/2045 - 144A *	10,834	47

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
2.45%, 06/25/2033 *	$188	$189
Series 2003-AR6, Class A1
2.45%, 06/25/2033 *	269	270
Series 2003-AR10, Class A7
2.44%, 10/25/2033 *	127	127
Series 2003-AR11, Class A6
2.47%, 10/25/2033 *	241	241
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	112	117
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	107	112
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	133	137
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 2A1
4.75%, 10/25/2018	66	68
Series 2003-G, Class A1
4.10%, 06/25/2033 *	261	263
Series 2004-8, Class A1
5.00%, 08/25/2019	56	58
Series 2004-I, Class 1A1
2.71%, 07/25/2034 *	493	489
Series 2004-P, Class 2A1
2.66%, 09/25/2034 *	239	240
Series 2004-R, Class 2A1
2.62%, 09/25/2034 *	118	119
Series 2005-AR8, Class 2A1
2.70%, 06/25/2035 *	90	87
Series 2005-AR9, Class 2A1
2.68%, 10/25/2033 *	96	95
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	94	93
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100	110
Series 2012-C6, Class A4
3.44%, 04/15/2045	200	205

Total Mortgage-Backed Securities (cost $21,530)		21,706

ASSET-BACKED SECURITIES - 2.7%
Cayman Islands - 0.0% ¥
AH Mortgage Advance Trust
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	133	134
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	50	51
Ireland - 0.2%
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.64%, 10/15/2015 - 144A *	229	230
United States - 2.5%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.78%, 08/25/2035 - 144A *	312	215
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.04%, 12/27/2022 - 144A *	200	200

	Principal (000’s)	Value (000’s)
United States (continued)
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	$250	$251
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	221	224
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	89	89
Series 2012-3, Class A3
0.85%, 08/15/2016	104	104
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	28	28
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	64	64
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/2014	69	69
Series 2011-4, Class A2
0.92%, 03/09/2015	27	27
Series 2011-4, Class A3
1.17%, 05/09/2016	94	94
Series 2011-5, Class A3
1.55%, 07/08/2016	100	101
Series 2012-1, Class A2
0.91%, 10/08/2015	198	198
Series 2012-3, Class A2
0.71%, 12/08/2015	150	150
Series 2012-3, Class A3
0.96%, 01/09/2017	62	62
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	118	118
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	109	109
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100	101
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 06/15/2016	202	203
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.81%, 02/25/2033 *	162	142
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class B
1.65%, 11/08/2013	150	151
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	50	50
Series 2011-A, Class A4
2.04%, 10/17/2016	53	54
Series 2012-A, Class A2
0.65%, 07/15/2015	101	101
Series 2012-A, Class A3
0.94%, 05/15/2017	99	99
CPS Auto Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	142	145

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
CPS Auto Trust (continued)
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	$82	$84
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	85	85
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	298	299
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	79	79
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	47	47
Series 2012-A, Class A3
0.84%, 08/15/2016	105	105
Series 2012-B, Class A3
0.72%, 12/15/2016	100	100
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	112	114
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	94	94
Series 2012-1, Class A4
0.97%, 04/16/2018	79	79
Series 2012-2, Class A3
0.70%, 02/16/2016	83	83
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	100	100
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	51	51
Series 2011-B, Class A4
1.65%, 02/15/2017	57	58
Series 2012-A, Class A3
0.72%, 03/15/2016	104	104
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.50%, 03/25/2032 *	250	231
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	99	99
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250	254
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
0.87%, 10/25/2034 *	194	184
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	85	85

	Principal (000’s)	Value (000’s)
United States (continued)
RAMP Trust
Series 2004-RS11, Class M1
0.87%, 11/25/2034 *	$316	$298
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 *	201	149
Series 2006-RZ1, Class A3
0.55%, 03/25/2036 *	300	259
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	17	17
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	166	166
Series 2012-1, Class A2
1.25%, 04/15/2015	112	112
Series 2012-1, Class A3
1.49%, 10/15/2015	62	62
Series 2012-2, Class A2
0.91%, 05/15/2015	71	71
Series 2012-2, Class A3
1.22%, 12/15/2015	40	40
Series 2012-3, Class A3
1.08%, 04/15/2016	33	33
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	49	49
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
1.90%, 11/25/2033 *	218	182
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	128	128
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A *	462	463
Series 2012-RP2A, Class A1
4.70%, 06/25/2017 - 144A	264	264
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	314	315
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013 - 144A	6	6
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	47	47
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	81	81
Series 2012-A, Class A3
0.93%, 11/16/2015	38	38

Total Asset-Backed Securities (cost $8,703)		8,781

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ¥
United States - 0.0% ¥
Ohio State University
4.80%, 06/01/2111	$91	$99
Total Municipal Government Obligation (cost $90)

CORPORATE DEBT SECURITIES - 10.8%
Australia - 0.5%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A^	272	279
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017	28	28
3.25%, 11/21/2021	80	83
4.13%, 02/24/2042	70	72
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A^	250	254
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A	91	93
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30	30
7.30%, 08/01/2014 - 144A	70	75
7.63%, 08/13/2019 - 144A	80	86
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	300	299
3.00%, 07/27/2016 - 144A	200	205
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20	21
4.13%, 05/20/2021	80	88
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	200	206
Canada - 0.8%
Anadarko Finance Co. - Series B
7.50%, 05/01/2031	190	238
Bank of Nova Scotia
2.55%, 01/12/2017 ^	100	104
Burlington Resources Finance Co.
7.40%, 12/01/2031	150	211
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	80	97
7.20%, 01/15/2032	50	66
EnCana Corp.
6.50%, 08/15/2034	40	44
Hydro Quebec
9.40%, 02/01/2021	70	105
Petro-Canada
5.35%, 07/15/2033	50	52
Placer Dome, Inc.
6.45%, 10/15/2035	180	208
Royal Bank of Canada
2.30%, 07/20/2016 ^	55	56
Suncor Energy, Inc.
5.95%, 12/01/2034	50	57
Talisman Energy, Inc.
5.50%, 05/15/2042	70	72
7.75%, 06/01/2019	40	49
Thomson Reuters Corp.
3.95%, 09/30/2021	46	49
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A^	230	232
2.20%, 07/29/2015 - 144A^	100	104
2.50%, 07/14/2016	57	59

	Principal (000’s)	Value (000’s)
Cayman Islands - 0.0% ¥
Noble Holding International, Ltd.
3.95%, 03/15/2022	$7	$7
5.25%, 03/15/2042	25	25
Petrobras International Finance Co.
5.38%, 01/27/2021	36	39
Transocean, Inc.
6.38%, 12/15/2021	12	14
7.35%, 12/15/2041	10	12
7.50%, 04/15/2031	25	29
Curaçao - 0.0% ¥
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	80	84
France - 0.0% ¥
France Telecom SA
2.75%, 09/14/2016 ^	17	17
8.50%, 03/01/2031	60	84
Total Capital International SA
1.55%, 06/28/2017	38	38
2.88%, 02/17/2022 ^	57	58
Total Capital SA
4.25%, 12/15/2021	70	78
Germany - 0.0% ¥
Deutsche Bank AG
6.00%, 09/01/2017	80	91
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200	204
Luxembourg - 0.0% ¥
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23	24
Netherlands - 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	45	46
3.88%, 02/08/2022	79	80
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150	148
8.75%, 06/15/2030	30	42
ING Bank NV
3.75%, 03/07/2017 - 144A	200	199
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	85	88
Shell International Finance BV
4.30%, 09/22/2019	50	58
Norway - 0.1%
Statoil ASA
3.15%, 01/23/2022	20	21
4.25%, 11/23/2041	16	17
5.25%, 04/15/2019	100	120
Singapore - 0.1%
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200	201
Sweden - 0.2%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	250	251
4.88%, 05/13/2021 - 144A	200	195
Switzerland - 0.0% ¥
Credit Suisse
5.30%, 08/13/2019 ^	100	113
6.00%, 02/15/2018 ^	145	155

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Switzerland (continued)
Tyco International, Ltd.
7.00%, 12/15/2019	$45	$59
UBS AG
5.75%, 04/25/2018	120	133
United Kingdom - 0.4%
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25	28
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200	200
5.20%, 07/10/2014	100	105
6.75%, 05/22/2019	100	117
BP Capital Markets PLC
1.85%, 05/05/2017	71	72
3.25%, 05/06/2022	77	80
4.50%, 10/01/2020	50	56
Diageo Capital PLC
1.50%, 05/11/2017	76	76
HSBC Bank PLC
1.63%, 07/07/2014 - 144A^	200	202
3.10%, 05/24/2016 - 144A	150	155
HSBC Holdings PLC
4.00%, 03/30/2022	163	169
4.88%, 01/14/2022 ^	100	111
5.10%, 04/05/2021	70	78
SABMiller PLC
5.70%, 01/15/2014 - 144A	50	53
Vodafone Group PLC
1.63%, 03/20/2017	100	100
United States - 8.4%
ABB Finance USA, Inc.
1.63%, 05/08/2017	16	16
2.88%, 05/08/2022	23	23
4.38%, 05/08/2042	12	13
ADT Corp.
3.50%, 07/15/2022 - 144A	25	25
4.88%, 07/15/2042 - 144A	20	20
Aetna, Inc.
4.50%, 05/15/2042	10	10
6.75%, 12/15/2037	70	92
Aflac, Inc.
4.00%, 02/15/2022 ^	57	59
8.50%, 05/15/2019	30	39
AGL Capital Corp.
3.50%, 09/15/2021	52	54
6.38%, 07/15/2016	50	58
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	90	109
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 04/15/2023	34	36
American Express Co.
7.00%, 03/19/2018	120	149
American Express Credit Corp.
2.38%, 03/24/2017	100	102
2.80%, 09/19/2016	39	41
American Water Capital Corp.
6.09%, 10/15/2017	70	82
Amgen, Inc.
3.88%, 11/15/2021	30	32
5.15%, 11/15/2041	80	83

	Principal (000’s)	Value (000’s)
United States (continued)
Amgen, Inc. (continued)
5.65%, 06/15/2042	$31	$35
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18	18
8.20%, 01/15/2039	20	32
ANR Pipeline Co.
9.63%, 11/01/2021	70	105
AON Corp.
3.13%, 05/27/2016	29	30
Apache Corp.
3.25%, 04/15/2022	19	20
4.75%, 04/15/2043	23	26
6.90%, 09/15/2018	50	63
Appalachian Power Co.
5.80%, 10/01/2035	25	29
6.70%, 08/15/2037	25	32
Arizona Public Service Co.
4.50%, 04/01/2042	8	8
5.05%, 09/01/2041	23	26
Arrow Electronics, Inc.
3.38%, 11/01/2015	75	78
7.50%, 01/15/2027	60	69
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	160	161
Associates Corp.
6.95%, 11/01/2018	350	395
AT&T, Inc.
4.45%, 05/15/2021	150	170
5.80%, 02/15/2019	80	98
Atmos Energy Corp.
6.35%, 06/15/2017	100	118
8.50%, 03/15/2019	26	35
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80	94
Bank of America Corp.
3.88%, 03/22/2017 ^	213	217
4.90%, 05/01/2013	50	51
5.00%, 05/13/2021	330	340
5.63%, 07/01/2020	300	321
5.88%, 02/07/2042	20	22
7.63%, 06/01/2019	200	235
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	105	112
Bank of New York Mellon Corp.
2.40%, 01/17/2017	119	123
3.55%, 09/23/2021	19	20
4.15%, 02/01/2021 ^	55	61
BB&T Corp.
5.20%, 12/23/2015	100	110
6.85%, 04/30/2019	60	76
BellSouth Capital Funding Corp.
7.12%, 07/15/2097	85	104
BellSouth Corp.
6.88%, 10/15/2031	110	134
BellSouth Telecommunications, Inc.
6.38%, 06/01/2028	160	188
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62	64
5.40%, 05/15/2018 ^	200	236

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	$122	$130
BlackRock, Inc.
3.38%, 06/01/2022	90	91
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	120	125
Boston Gas Co.
4.49%, 02/15/2042 - 144A	24	25
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	80	100
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	26	26
3.45%, 09/15/2021	40	42
4.40%, 03/15/2042	50	50
5.40%, 06/01/2041	60	69
Capital One Bank USA NA
8.80%, 07/15/2019	250	316
Capital One Financial Corp.
2.15%, 03/23/2015	100	101
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110	112
Carolina Power & Light Co.
2.80%, 05/15/2022	32	33
3.00%, 09/15/2021	67	70
Caterpillar Financial Services Corp.
2.85%, 06/01/2022	77	77
Caterpillar, Inc.
1.50%, 06/26/2017	35	35
2.60%, 06/26/2022	31	31
CBS Corp.
4.85%, 07/01/2042	100	98
8.88%, 05/15/2019	60	79
Centel Capital Corp.
9.00%, 10/15/2019	25	29
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100	109
6.13%, 11/01/2017	30	35
CenturyLink, Inc.
6.45%, 06/15/2021	60	62
7.60%, 09/15/2039	40	39
Citigroup, Inc.
4.45%, 01/10/2017	100	105
4.59%, 12/15/2015	57	60
4.75%, 05/19/2015	130	136
5.38%, 08/09/2020	50	54
6.01%, 01/15/2015	120	129
8.50%, 05/22/2019	250	309
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	70	94
Comcast Cable Communications LLC
8.88%, 05/01/2017	100	129
Comcast Corp.
6.45%, 03/15/2037	60	73
6.50%, 11/15/2035	60	73
7.05%, 03/15/2033	90	114
CommonWealth REIT
6.25%, 08/15/2016	100	106
ConocoPhillips
5.75%, 02/01/2019	90	110

	Principal (000’s)	Value (000’s)
United States (continued)
Consolidated Edison Co., of New York, Inc.
4.20%, 03/15/2042	$25	$27
Consumers Energy Co.
2.85%, 05/15/2022	8	8
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50	55
CRH America, Inc.
6.00%, 09/30/2016	22	24
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60	61
CSX Corp.
4.25%, 06/01/2021	23	25
7.90%, 05/01/2017	55	68
CVS Caremark Corp.
4.13%, 05/15/2021	80	88
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	55	61
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	150	154
Danaher Corp.
3.90%, 06/23/2021	33	37
Deere & Co.
2.60%, 06/08/2022	15	15
3.90%, 06/09/2042	13	13
Delmarva Power & Light Co.
4.00%, 06/01/2042	47	48
Delta Air Lines, Inc., Pass-Through Trust - Series 2012-1, Class A
4.75%, 05/07/2020	36	36
Detroit Edison Co.
2.65%, 06/15/2022	13	13
3.95%, 06/15/2042	20	20
Devon Energy Corp.
3.25%, 05/15/2022	49	50
4.75%, 05/15/2042	24	25
6.30%, 01/15/2019	40	49
Diageo Investment Corp.
8.00%, 09/15/2022	40	57
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100	101
6.38%, 03/01/2041	85	97
Discovery Communications LLC
4.38%, 06/15/2021 ^	37	40
4.95%, 05/15/2042	50	52
Dominion Resources, Inc.
4.90%, 08/01/2041	11	12
5.25%, 08/01/2033	90	102
6.30%, 03/15/2033	50	64
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	40	54
Dow Chemical Co.
4.13%, 11/15/2021 ^	26	28
5.25%, 11/15/2041	17	19
8.55%, 05/15/2019	90	120
Duke Energy Carolinas LLC
3.90%, 06/15/2021 ^	100	111
4.25%, 12/15/2041	17	18
E.I. du Pont de Nemours & Co.
5.60%, 12/15/2036	40	50

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
E.I. du Pont de Nemours & Co. (continued)
6.00%, 07/15/2018	$30	$37
eBay, Inc.
3.25%, 10/15/2020 ^	70	73
Ecolab, Inc.
5.50%, 12/08/2041	110	132
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8	8
4.50%, 08/16/2021 - 144A	35	37
5.63%, 03/15/2042 - 144A	19	19
6.70%, 06/01/2034 - 144A	44	51
ERP Operating, LP
4.63%, 12/15/2021	31	34
5.25%, 09/15/2014	60	65
5.38%, 08/01/2016	100	112
Exelon Generation Co., LLC
6.20%, 10/01/2017	100	116
Florida Power & Light Co.
5.13%, 06/01/2041	30	37
5.85%, 02/01/2033	55	70
5.95%, 10/01/2033 ^	20	26
Florida Power Corp.
5.90%, 03/01/2033	60	73
Fluor Corp.
3.38%, 09/15/2021	29	31
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200	199
3.98%, 06/15/2016 - 144A	200	206
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81	80
Gap, Inc.
5.95%, 04/12/2021	67	69
General Electric Capital Corp.
1.63%, 07/02/2015	130	130
2.30%, 04/27/2017	187	188
4.38%, 09/16/2020	110	119
4.63%, 01/07/2021	150	165
4.65%, 10/17/2021	150	167
5.63%, 09/15/2017 - 05/01/2018	300	345
6.00%, 08/07/2019	230	269
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	86	87
5.75%, 01/24/2022	60	63
6.00%, 06/15/2020	220	235
6.15%, 04/01/2018	200	217
7.50%, 02/15/2019	435	495
Great Plains Energy, Inc.
4.85%, 06/01/2021	74	79
GTE Corp.
6.84%, 04/15/2018	17	21
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61	64
Halliburton Co.
7.60%, 08/15/2096 - 144A	40	58
HCP, Inc.
3.75%, 02/01/2019	16	16
Hewlett-Packard Co.
2.60%, 09/15/2017	58	58
4.05%, 09/15/2022 ^	27	27

	Principal (000’s)	Value (000’s)
United States (continued)
Hewlett-Packard Co. (continued)
4.30%, 06/01/2021	$67	$69
6.00%, 09/15/2041	70	78
Historic TW, Inc.
6.63%, 05/15/2029	90	108
Intel Corp.
3.30%, 10/01/2021	30	32
4.80%, 10/01/2041	33	38
International Business Machines Corp.
1.25%, 02/06/2017	100	100
1.95%, 07/22/2016	100	103
7.00%, 10/30/2025	50	69
Intuit, Inc.
5.75%, 03/15/2017	60	69
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100	110
Jefferies Group, Inc.
8.50%, 07/15/2019	145	157
John Deere Capital Corp.
0.95%, 06/29/2015	49	49
2.25%, 04/17/2019	33	34
2.75%, 03/15/2022	25	25
3.15%, 10/15/2021	20	21
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	78	87
Johnson Controls, Inc.
3.75%, 12/01/2021	36	37
4.25%, 03/01/2021	40	43
5.25%, 12/01/2041	75	84
Kansas City Power & Light Co.
5.30%, 10/01/2041	60	66
Kellogg Co.
3.13%, 05/17/2022	43	44
KeyCorp
5.10%, 03/24/2021	90	100
Kimberly-Clark Corp.
2.40%, 03/01/2022	14	14
Kohl’s Corp.
4.00%, 11/01/2021 ^	16	17
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	21	22
5.00%, 06/04/2042 - 144A	15	16
Kraft Foods, Inc.
6.13%, 08/23/2018 ^	65	79
6.50%, 08/11/2017 - 02/09/2040	225	280
Kroger Co.
2.20%, 01/15/2017	15	15
3.40%, 04/15/2022 ^	95	95
6.15%, 01/15/2020	30	36
8.00%, 09/15/2029	25	33
Lincoln National Corp.
4.20%, 03/15/2022	29	29
4.85%, 06/24/2021	7	7
Lockheed Martin Corp.
2.13%, 09/15/2016	16	16
4.85%, 09/15/2041	12	13
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43	46
5.13%, 11/15/2041	13	15

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Lowe’s Cos., Inc. (continued)
5.50%, 10/15/2035	$50	$59
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	14	15
5.13%, 01/15/2042	8	8
6.70%, 07/15/2034	50	60
7.45%, 07/15/2017	40	49
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250	292
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33	35
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160	161
Medco Health Solutions, Inc.
7.13%, 03/15/2018	60	74
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018	50	56
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	100	109
MetLife, Inc.
6.75%, 06/01/2016 ^	40	47
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	100	100
2.00%, 01/10/2014 - 144A	150	152
3.65%, 06/14/2018 - 144A	120	127
3.88%, 04/11/2022 - 144A	300	312
MidAmerican Energy Co.
5.95%, 07/15/2017	70	84
Morgan Stanley
5.50%, 07/28/2021	120	118
5.63%, 09/23/2019	300	297
7.30%, 05/13/2019	370	400
Morgan Stanley - Series MTN
6.63%, 04/01/2018	100	105
Mosaic Co.
3.75%, 11/15/2021	11	11
4.88%, 11/15/2041	13	14
Nabors Industries, Inc.
6.15%, 02/15/2018	140	160
National City Corp.
4.90%, 01/15/2015	60	65
National Semiconductor Corp.
3.95%, 04/15/2015	40	43
6.60%, 06/15/2017	60	74
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15	15
9.38%, 08/15/2039 - 144A	80	105
NBCUniversal Media LLC
4.38%, 04/01/2021	150	165
Nevada Power Co.
5.45%, 05/15/2041	40	48
6.50%, 08/01/2018	25	31
Nevada Power Co. - Series V
7.13%, 03/15/2019	50	64
New York Life Global Funding
1.30%, 01/12/2015 - 144A	75	75
3.00%, 05/04/2015 - 144A	80	84
News America, Inc.
6.65%, 11/15/2037	100	117

	Principal (000’s)	Value (000’s)
United States (continued)
NiSource Finance Corp.
3.85%, 02/15/2023	$50	$50
5.80%, 02/01/2042	67	74
6.80%, 01/15/2019	80	96
Nordstrom, Inc.
4.00%, 10/15/2021 ^	21	23
Norfolk Southern Corp.
3.25%, 12/01/2021	11	11
6.00%, 05/23/2111	113	135
Occidental Petroleum Corp.
1.75%, 02/15/2017	17	17
2.70%, 02/15/2023	88	89
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50	60
7.00%, 09/01/2022	50	61
Oracle Corp.
6.13%, 07/08/2039	65	85
PACCAR Financial Corp.
1.55%, 09/29/2014	28	28
1.60%, 03/15/2017	39	39
Pacific Gas & Electric Co.
3.25%, 09/15/2021 ^	11	12
4.45%, 04/15/2042	17	18
4.50%, 12/15/2041	48	51
8.25%, 10/15/2018	45	61
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	75	95
PacifiCorp
5.50%, 01/15/2019	50	60
6.25%, 10/15/2037	20	27
Pennsylvania Electric Co.
6.05%, 09/01/2017	40	46
PepsiCo, Inc.
3.00%, 08/25/2021	17	18
Phillips 66
2.95%, 05/01/2017 - 144A	21	22
4.30%, 04/01/2022 - 144A	16	17
PNC Bank NA
6.88%, 04/01/2018	250	298
PNC Funding Corp.
2.70%, 09/19/2016	48	50
PPG Industries, Inc.
3.60%, 11/15/2020	50	53
6.65%, 03/15/2018	90	110
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50	50
PPL Energy Supply LLC
4.60%, 12/15/2021	35	36
Progress Energy, Inc.
3.15%, 04/01/2022	22	22
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	198
PSEG Power LLC
4.15%, 09/15/2021	23	24
5.13%, 04/15/2020 ^	90	100
5.32%, 09/15/2016	50	56
Public Service Co., of Oklahoma
5.15%, 12/01/2019	40	46
Qwest Corp.
6.75%, 12/01/2021	67	75

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Republic Services, Inc.
3.55%, 06/01/2022	$54	$55
Ryder System, Inc.
2.50%, 03/01/2017	23	23
3.50%, 06/01/2017	43	45
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33	35
6.00%, 06/01/2026	75	99
Sempra Energy
9.80%, 02/15/2019	140	193
Simon Property Group, LP
2.15%, 09/15/2017	158	157
4.13%, 12/01/2021	27	29
4.38%, 03/01/2021 ^	60	65
Southern California Edison Co.
3.88%, 06/01/2021	18	20
3.90%, 12/01/2041	50	50
4.05%, 03/15/2042	75	78
Southern Co.
1.95%, 09/01/2016	23	24
Southern Power Co.
5.15%, 09/15/2041	25	27
Southwestern Electric Power Co.
6.45%, 01/15/2019	50	60
Southwestern Public Service Co.
6.00%, 10/01/2036	97	113
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	80	108
Spectra Energy Capital LLC
7.50%, 09/15/2038	30	40
Time Warner Cable, Inc.
5.50%, 09/01/2041	14	15
6.55%, 05/01/2037	100	119
8.75%, 02/14/2019	105	140
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30	41
Time Warner, Inc.
5.38%, 10/15/2041	17	18
Toyota Motor Credit Corp.
1.00%, 02/17/2015 ^	80	80
2.00%, 09/15/2016	90	91
2.05%, 01/12/2017	100	102
U.S. Bancorp
3.00%, 03/15/2022	33	34
4.13%, 05/24/2021	37	41
7.50%, 06/01/2026	70	89
Union Carbide Corp.
7.50%, 06/01/2025	40	48
7.75%, 10/01/2096	40	45
Union Pacific Corp.
2.95%, 01/15/2023	21	21
4.16%, 07/15/2022	87	97
4.30%, 06/15/2042	24	24
United Technologies Corp.
4.50%, 06/01/2042	71	78
6.13%, 02/01/2019	50	62
UnitedHealth Group, Inc.
3.38%, 11/15/2021	37	39
Verizon Communications, Inc.
8.75%, 11/01/2018	180	247

	Principal (000’s)	Value (000’s)
United States (continued)
Verizon Communications, Inc. (continued)
8.95%, 03/01/2039	$30	$49
Verizon Global Funding Corp.
7.75%, 12/01/2030	280	396
Viacom, Inc.
3.13%, 06/15/2022	50	50
3.88%, 12/15/2021	40	42
Virginia Electric and Power Co.
2.95%, 01/15/2022	8	8
Wachovia Bank NA
5.60%, 03/15/2016	300	336
Wachovia Corp.
5.75%, 02/01/2018	480	567
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50	59
WEA Finance LLC / WT Finance AUST Pty, Ltd.
6.75%, 09/02/2019 - 144A	60	71
WellPoint, Inc.
3.13%, 05/15/2022 ^	62	62
4.63%, 05/15/2042	50	52
5.88%, 06/15/2017	50	59
Wells Fargo & Co.
2.63%, 12/15/2016	64	66
5.63%, 12/11/2017	50	58
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2	2
Xcel Energy, Inc.
4.80%, 09/15/2041	3	3
Xerox Corp.
2.95%, 03/15/2017	16	16
4.50%, 05/15/2021	24	25
5.63%, 12/15/2019	70	79

Total Corporate Debt Securities (cost $34,368)		35,461

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% ¥
United States - 0.0% ¥
U.S. Treasury Bill
0.19%, 05/30/2013 ▲ g	110	110
Total Short-Term U.S. Government Obligation (cost $110)

	Shares	Value (000’s)
COMMON STOCKS - 15.2%
United States - 15.2%
3M Co.	2,772	248
Abbott Laboratories ^	6,512	420
Accenture PLC - Class A ^	2,579	155
ACE, Ltd.	3,204	238
Adobe Systems, Inc. ‡	4,295	139
Air Products & Chemicals, Inc.	4,835	390
Alcoa, Inc. ^	14,351	126
Alexandria Real Estate Equities, Inc. REIT ^	1,986	145
Allergan, Inc.	2,298	213
Altera Corp. ^	4,467	151
Altria Group, Inc. ^	8,146	281
Amazon.com, Inc. ‡	1,766	403
American Express Co. ^	4,989	290
Ameriprise Financial, Inc.	1,376	72
Anadarko Petroleum Corp.	1,569	104

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Apache Corp. ^	1,545	$136
Apartment Investment & Management Co. - Class A REIT	3,063	83
Apple, Inc. ‡	4,547	2,656
Applied Materials, Inc.	1,744	20
Archer-Daniels-Midland Co. ^	10,184	301
AT&T, Inc. ^	18,158	648
Atmos Energy Corp. ^	1,608	56
AutoZone, Inc. ‡^	682	250
Avago Technologies, Ltd. ^	756	27
Axis Capital Holdings, Ltd.	712	23
Baker Hughes, Inc. ^	2,767	114
Bank of America Corp.	46,171	378
Bank of New York Mellon Corp. ^	8,267	181
Baxter International, Inc. ^	3,176	169
Becton Dickinson and Co. ^	165	12
Berkshire Hathaway, Inc. - Class B ‡	2,042	170
Biogen Idec, Inc. ‡^	3,130	453
Broadcom Corp. - Class A ‡	1,953	66
Brunswick Corp. ^	999	22
Calpine Corp. ‡	1,375	23
Campbell Soup Co. ^	2,233	75
Capital One Financial Corp.	7,740	423
CareFusion Corp. ‡	5,824	150
Carnival Corp. ^	7,152	245
CBS Corp. - Class B	14,209	466
Celgene Corp. ‡	6,488	416
CenterPoint Energy, Inc.	5,969	123
CF Industries Holdings, Inc. ^	567	110
Chesapeake Energy Corp. ^	2,637	49
Chevron Corp.	11,186	1,180
CIGNA Corp. ^	2,185	96
Cisco Systems, Inc.	30,342	521
Citigroup, Inc.	18,067	495
Citrix Systems, Inc. ‡	759	64
Clorox Co. ^	1,972	143
CME Group, Inc. - Class A	434	116
Coach, Inc. ^	1,136	66
Coca-Cola Co. ^	14,089	1,102
Coca-Cola Enterprises, Inc.	2,979	84
Cognizant Technology Solutions Corp. - Class A ‡	1,180	71
Comcast Corp. - Class A ^	16,018	512
Comerica, Inc. ^	1,619	50
Constellation Brands, Inc. - Class A ‡^	1,125	30
Covidien PLC	9,612	514
Crown Holdings, Inc. ‡^	1,316	45
CSX Corp.	25,771	576
Cummins, Inc.	1,007	98
CVS Caremark Corp.	1,700	79
D.R. Horton, Inc. ^	5,851	108
DIRECTV - Class A ‡^	3,731	182
Discover Financial Services	2,109	73
DISH Network Corp. - Class A	1,634	47
Dow Chemical Co. ^	649	20
Dr. Pepper Snapple Group, Inc. ^	2,849	125
DTE Energy Co. ^	664	39
Duke Realty Corp. REIT ^	2,872	42
E.I. du Pont de Nemours & Co. ^	12,030	609
Eaton Corp.	952	38
eBay, Inc. ‡^	5,790	243
EMC Corp. ‡^	4,266	109
Emerson Electric Co.	8,706	406
Energizer Holdings, Inc. ‡^	336	25
Ensco PLC - Class A	3,846	181

	Shares	Value (000’s)
United States (continued)
EOG Resources, Inc.	2,026	$183
EQT Corp. ^	3,016	163
Equity Lifestyle Properties, Inc. REIT ^	1,398	96
Essex Property Trust, Inc. REIT ^	283	44
Everest RE Group, Ltd. ^	1,348	140
Exxon Mobil Corp. ^	13,907	1,189
FedEx Corp. ^	2,298	211
Fidelity National Information Services, Inc.	982	33
First Niagara Financial Group, Inc. ^	2,848	22
FirstEnergy Corp. ^	6,497	320
Fluor Corp.	5,987	295
General Electric Co.	25,439	530
General Mills, Inc. ^	8,651	333
General Motors Co. ‡^	10,121	200
Genpact, Ltd. ‡	1,343	22
Georgia Gulf Corp. ^	1,478	38
Goldman Sachs Group, Inc. ^	2,413	231
Google, Inc. - Class A ‡	1,088	631
H&R Block, Inc. ^	1,129	18
Halliburton Co.	7,050	200
HCP, Inc. REIT	1,543	68
Hewlett-Packard Co.	3,745	75
Highwoods Properties, Inc. REIT ^	1,371	46
Hologic, Inc. ‡^	2,510	45
Home Depot, Inc.	12,252	650
Home Properties, Inc. REIT ^	1,629	100
Honeywell International, Inc.	3,117	174
Host Hotels & Resorts, Inc. REIT ^	2,805	44
Humana, Inc. ^	3,672	284
Huntington Bancshares, Inc. ^	8,289	53
Intel Corp. ^	12,689	339
IntercontinentalExchange, Inc. ‡^	595	81
International Business Machines Corp.	3,331	652
Invesco, Ltd.	13,120	297
Johnson & Johnson ^	6,756	456
Johnson Controls, Inc. ^	4,168	115
Kellogg Co. ^	842	42
KeyCorp ^	7,671	59
Kinder Morgan, Inc.	4,888	157
KLA-Tencor Corp.	629	31
Kraft Foods, Inc. - Class A	14,130	545
Kroger Co. ^	13,439	312
LAM Research Corp. ‡^	5,912	223
LaSalle Hotel Properties REIT ^	2,711	79
Lennar Corp. - Class A ^	1,657	51
Liberty Property Trust REIT ^	2,557	94
Loews Corp.	1,186	49
Lorillard, Inc. ^	526	69
Lowe’s Cos., Inc. ^	18,612	529
LSI Corp. ‡^	9,776	62
Marathon Oil Corp.	2,837	73
Marvell Technology Group, Ltd.	5,360	60
Masco Corp.	5,581	77
Mastercard, Inc. - Class A ^	432	186
McKesson Corp. ^	1,504	141
Merck & Co., Inc.	24,244	1,012
MetLife, Inc. ^	14,037	432
Microsoft Corp.	44,877	1,373
Murphy Oil Corp.	765	38
Mylan, Inc. ‡^	5,872	125
National Retail Properties, Inc. REIT	1,798	51
NetApp, Inc. ‡^	3,332	106
NextEra Energy, Inc.	5,878	404
Norfolk Southern Corp. ^	1,301	93

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
NV Energy, Inc.	9,191	$162
NVR, Inc. ‡^	61	52
Occidental Petroleum Corp.	6,360	545
OGE Energy Corp.	173	9
ON Semiconductor Corp. ‡	6,132	44
Oracle Corp.	31,854	946
PACCAR, Inc. ^	7,652	300
Peabody Energy Corp.	5,124	126
Pebblebrook Hotel Trust REIT ^	1,177	27
People’s United Financial, Inc. ^	3,670	43
PepsiCo, Inc.	2,382	168
Pfizer, Inc.	34,823	801
PG&E Corp.^	8,409	381
Philip Morris International, Inc.	6,833	597
Pioneer Natural Resources Co.	1,207	106
Post Properties, Inc. REIT	996	49
Procter & Gamble Co.	10,992	673
Prudential Financial, Inc.	5,143	249
Public Storage REIT ^	565	82
PulteGroup, Inc. ‡^	25,043	268
QUALCOMM, Inc.	5,982	333
Range Resources Corp. ^	2,614	162
Regions Financial Corp.	5,705	39
Schlumberger, Ltd.	5,352	346
Sealed Air Corp. ^	702	11
Sempra Energy ^	3,364	232
Southern Co. ^	3,432	159
Southwest Airlines Co. ^	5,268	49
Southwestern Energy Co. ‡^	1,774	57
SPX Corp.	1,553	101
State Street Corp. ^	7,123	319
SunTrust Banks, Inc.	7,051	171
Target Corp. ^	7,619	443
TD Ameritrade Holding Corp. ^	2,793	47
Texas Instruments, Inc. ^	6,872	197
Time Warner Cable, Inc.	616	51
Time Warner, Inc. ^	15,669	602
TJX Cos., Inc.	6,479	278
Tyco International, Ltd.	8,148	431
Tyson Foods, Inc. - Class A	3,420	64
UGI Corp. ^	967	28
Union Pacific Corp.	6,123	731
United Parcel Service, Inc. - Class B ^	6,242	491
United Technologies Corp. ^	10,177	769
UnitedHealth Group, Inc.	10,713	627
V.F. Corp. ^	2,677	358

	Shares	Value (000’s)
United States (continued)
Valero Energy Corp.	6,332	$153
Verizon Communications, Inc.	15,919	707
Vertex Pharmaceuticals, Inc. ‡	1,133	63
Walgreen Co. ^	4,624	137
Wal-Mart Stores, Inc. ^	5,576	389
Weatherford International, Ltd. ‡	3,130	40
Wells Fargo & Co.	32,961	1,102
Weyerhaeuser Co. REIT ^	4,432	99

Total Common Stocks (cost $46,463)		49,574

INVESTMENT COMPANIES - 8.5%
United States - 8.5%
JPMorgan Emerging Markets Debt Fund ¯	189,241	1,592
JPMorgan High Yield Fund ¯	401,432	3,159
JPMorgan International Equity Fund ¯	685,367	8,608
JPMorgan International Opportunities Fund ¯	601,002	7,200
JPMorgan Intrepid America Fund ¯	297,844	7,410

Total Investment Companies (cost $27,702)		27,969

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	25,597,820	25,598
Total Securities Lending Collateral (cost $25,598)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $20,448 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $20,858.	$20,448	20,448

Total Repurchase Agreement (cost $20,448)

Total Investment Securities (cost $344,643) P		355,322
Other Assets and Liabilities - Net		(27,511)

Net Assets		$327,811

FUTURES CONTRACTS: Ƃ

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	38	09/17/2012	$(16)
10-Year U.S. Treasury Note	Long	3	09/19/2012	(¿ )
5-Year U.S. Treasury Note	Short	(64)	09/28/2012	3
ASX SPI 200 Index	Short	(41)	09/20/2012	30
EURO STOXX 50 Index	Long	100	09/21/2012	135
FTSE 100 Index	Short	(37)	09/21/2012	(44)
German Euro Bund	Short	(26)	09/06/2012	87
Hang Seng Index	Long	13	07/30/2012	46
S&P 500 E-Mini Index	Long	217	09/21/2012	495
S&P TSE 60 Index	Short	(12)	09/20/2012	(28)
TOPIX Index	Long	40	09/14/2012	277

				$985

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
U.S. Government Agency Obligation	25.9%	$91,937
U.S. Government Obligation	20.3	72,245
Capital Markets	9.1	32,323
Mortgage-Backed Security	6.1	21,706
Asset-Backed Security	2.5	8,781
Commercial Banks	2.2	7,789
Oil, Gas & Consumable Fuels	1.8	6,270
Diversified Financial Services	1.7	6,130
Media	1.0	3,580
Electric Utilities	1.0	3,510
Insurance	1.0	3,429
Diversified Telecommunication Services	0.9	3,322
Computers & Peripherals	0.9	3,178
Pharmaceuticals	0.9	3,112
Software	0.8	2,675
Consumer Finance	0.6	2,041
Road & Rail	0.6	2,037
Food Products	0.6	2,014
Specialty Retail	0.5	1,896
Real Estate Investment Trusts	0.5	1,862
Chemicals	0.5	1,834
Beverages	0.5	1,763
Health Care Providers & Services	0.4	1,536
Multi-Utilities	0.4	1,422
Semiconductors & Semiconductor Equipment	0.4	1,407
Foreign Government Obligation	0.4	1,394
Industrial Conglomerates	0.4	1,393
IT Services	0.4	1,391
Energy Equipment & Services	0.4	1,355
Food & Staples Retailing	0.4	1,244
Aerospace & Defense	0.4	1,234
Biotechnology	0.3	1,081
Internet Software & Services	0.3	948
Tobacco	0.3	947
Health Care Equipment & Supplies	0.3	890
Household Products	0.2	855
Communications Equipment	0.2	854
Metals & Mining	0.2	706
Air Freight & Logistics	0.2	702
Gas Utilities	0.2	681
Machinery	0.2	630
Multiline Retail	0.2	615
Household Durables	0.1	479
Textiles, Apparel & Luxury Goods	0.1	424
Electrical Equipment	0.1	406
Internet & Catalog Retail	0.1	403
Construction & Engineering	0.1	378
Automobiles	0.1	354
Independent Power Producers & Energy Traders	0.1	345
Auto Components	0.1	279
Hotels, Restaurants & Leisure	0.1	245
Commercial Services & Supplies	0.0	¥164
Wireless Telecommunication Services	0.0	¥161
Electronic Equipment & Instruments	0.0	¥147
Airlines	0.0	¥121
Office Electronics	0.0	¥120
Municipal Government Obligation	0.0	¥99
Water Utilities	0.0	¥82
Building Products	0.0	¥77
Containers & Packaging	0.0	¥56
Thrifts & Mortgage Finance	0.0	¥43
Construction Materials	0.0	¥24
Leisure Equipment & Products	0.0	¥22
Diversified Consumer Services	0.0	¥18

Investment Securities, at Value	87.0	309,166
Short-Term Investments	13.0	46,156

Total Investments	100.0%	$355,322

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $25,032.
g	A portion of these securities in the amount of $2,202 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Ƃ	Cash in the amount of $298 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
¯	The fund is affiliated with the sub-adviser of the portfolio.
▲	Rate shown reflects the yield at 06/29/2012.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
¥	Percentage rounds to less than 0.1%.
ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $272, or 0.08% of the portfolio’s net assets.
‡	Non-income producing security.
¿	Amount is less than 1.
P	Aggregate cost for federal income tax purposes is $344,643. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,962 and $1,283, respectively. Net unrealized appreciation for tax purposes is $10,679.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $18,698, or 5.70% of the portfolio’s net assets.
IO	Interest Only
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$8,781	$—	$8,781
Common Stocks	49,574	—	—	49,574
Corporate Debt Securities	—	35,461	—	35,461
Foreign Government Obligations	—	1,394	—	1,394
Investment Companies	27,969	—	—	27,969
Mortgage-Backed Securities	—	21,706	—	21,706
Municipal Government Obligation	—	99	—	99
Repurchase Agreement	—	20,448	—	20,448
Securities Lending Collateral	25,598	—	—	25,598
Short-Term U.S. Government Obligations	—	110	—	110
U.S. Government Agency Obligations	—	91,937	—	91,937
U.S. Government Obligations	—	72,245	—	72,245

Total	$103,141	$252,181	$—	$355,322

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$1,073	$—	$—	$1,073
Futures Contracts - Depreciation	(88)	—	—	(88)

Total	$985	$—	$—	$985

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $324,195)	$334,874
(including securities loaned of $25,032)
Repurchase agreement, at value (cost: $20,448)	20,448
Foreign currency on deposit with broker (cost: $301)	298
Receivables:
Investment securities sold	8,021
Shares sold	796
Interest	1,137
Securities lending income (net)	4
Dividends	271
Variation margin	886
Prepaid expenses	3

	366,738

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	12,972
Shares redeemed	40
Management and advisory fees	175
Distribution and service fees	37
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	6
Printing and shareholder reports fees	80
Audit and tax fees	9
Other	9
Collateral for securities on loan	25,598

	38,927

Net assets	$327,811

Net assets consist of:
Capital stock ($.01 par value)	$257
Additional paid-in capital	378,351
Undistributed net investment income	4,403
Accumulated net realized loss from investment securities, futures contracts, and foreign currency transactions	(66,861)
Net unrealized appreciation (depreciation) on:
Investment securities	10,679
Futures contracts	985
Translation of assets and liabilities denominated in foreign currencies	(3)

Net assets	$327,811

Net assets by class:
Initial Class	$128,940
Service Class	198,871
Shares outstanding:
Initial Class	10,416
Service Class	15,309
Net asset value and offering price per share:
Initial Class	$12.38
Service Class	12.99

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$818
Interest income	2,827
Securities lending income (net)	24

3,669

Expenses:
Management and advisory	972
Distribution and service:
Service Class	182
Printing and shareholder reports	42
Custody	78
Administration	30
Legal	7
Audit and tax	7
Trustees	4
Transfer agent	1
Other	4

Total expenses	1,327

Net investment income	2,342

Net realized gain (loss) on transactions from:
Investment securities	(692)
Futures contracts	92
Foreign currency transactions	(39)

(639)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	7,784
Futures contracts	935
Translation of assets and liabilities denominated in foreign currencies	34

Change in unrealized appreciation	8,753

Net realized and change in unrealized gain	8,114

Net increase in net assets resulting from operations	$10,456

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$2,342	$2,003
Net realized gain (loss) from investment securities, futures contracts, and foreign currency transactions	(639)	10,350
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, and foreign currency translation	8,753	(2,781)

Net increase in net assets resulting from operations	10,456	9,572

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,477)
Service Class	—	(572)

Total distributions to shareholders	—	(3,049)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,165	9,671
Service Class	101,404	91,592

	105,569	101,263

Dividends and distributions reinvested:
Initial Class	—	2,477
Service Class	—	572

	—	3,049

Cost of shares redeemed:
Initial Class	(16,537)	(136,499)
Service Class	(5,414)	(6,350)

	(21,951)	(142,849)

Net increase (decrease) in net assets from capital shares transactions	83,618	(38,537)

Net increase (decrease) in net assets	94,074	(32,014)

Net assets:
Beginning of period/year	233,737	265,751

End of period/year	$327,811	$233,737

Undistributed net investment income	$4,403	$2,061

Share activity:
Shares issued:
Initial Class	340	824
Service Class	7,888	7,392

	8,228	8,216

Shares issued-reinvested from distributions:
Initial Class	—	214
Service Class	—	47

	—	261

Shares redeemed:
Initial Class	(1,349)	(11,385)
Service Class	(421)	(511)

	(1,770)	(11,896)

Net increase (decrease) in shares outstanding:
Initial Class	(1,009)	(10,347)
Service Class	7,467	6,928

	6,458	(3,419)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class Year Ended December 31,
Period ended June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.89	$11.69	$12.15	$13.37	$14.66	$15.40
Investment operations
Net investment income(A)	0.11	0.10	0.08	0.06	0.24	0.41
Net realized and unrealized gain (loss)	0.38	0.32	(0.08)	0.52	(0.85)	(0.50)

Total operations	0.49	0.42	—	(B)	0.58	(0.61)	(0.09)

Distributions
From net investment income	—	(0.22)	(0.46)	(0.45)	(0.68)	(0.58)
From net realized gains	—	—	—	(1.35)	—	(0.07)

Total distributions	—	(0.22)	(0.46)	(1.80)	(0.68)	(0.65)

Net asset value
End of period/year	$12.38	$11.89	$11.69	$12.15	$13.37	$14.66

Total return(C)	4.12	%(D)	3.63%	(0.11)%	4.20%	(4.53)%	(0.48)%

Net assets end of period/year (000’s)	$128,940	$135,804	$254,517	$285,979	$298,449	$401,656
Ratio and supplemental data
Expenses to average net assets	0.82	%(E)	0.86%	0.85%	0.84%	0.81%	0.82%
Net investment income, to average net assets	1.78	%(E)	0.87%	0.69%	0.47%	1.64%	2.72%
Portfolio turnover rate	18	%(D)	179%	210%	183%	290%	56%

For a share outstanding throughout each period	Service Class Year Ended December 31,
Period ended June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$12.49	$12.28	$12.74	$13.91	$15.20	$15.94
Investment operations
Net investment income(A)	0.10	0.18	0.06	0.05	0.21	0.38
Net realized and unrealized gain (loss)	0.40	0.24	(0.10)	0.52	(0.87)	(0.52)

Total operations	0.50	0.42	(0.04)	0.57	(0.66)	(0.14)

Distributions
From net investment income	—	(0.21)	(0.42)	(0.39)	(0.63)	(0.53)
From net realized gains	—	—	—	(1.35)	—	(0.07)

Total distributions	—	(0.21)	(0.42)	(1.74)	(0.63)	(0.60)

Net asset value
End of period/year	$12.99	$12.49	$12.28	$12.74	$13.91	$15.20

Total return(C)	4.00	%(D)	3.44%	(0.42)%	3.95%	(4.65)%	(0.70)%

Net assets end of period/year (000’s)	$198,871	$97,933	$11,234	$13,590	$14,000	$25,139
Ratio and supplemental data
Expenses to average net assets	1.07	%(E)	1.11%	1.11%	1.09%	1.06%	1.07%
Net investment income, to average net assets	1.60	%(E)	1.45%	0.47%	0.31%	1.38%	2.48%
Portfolio turnover rate	18	%(D)	179%	210%	183%	290%	56%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01) or $0.01.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Real estate investment trust (“REITs”): There are certain additional risk involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator

Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2012.

Cash overdraft: Throughout the year, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. ETF’s are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.70%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$98,766
U.S. Government	24,208

Proceeds from maturities and sales of securities:
Long-term	46,225
U.S. Government	2,246

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts*	$90	$983	$1,073
Liability derivatives
Unrealized depreciation on futures contracts*	(16)	(72)	(88)

Total	$74	$911	$985

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity Contracts	Total
Realized Gain on derivatives recognized in income
Net realized gain on futures contracts	$20	$72	$92
Net change in Unrealized Appreciation on derivatives recognized in Income
Net change in unrealized appreciation on futures contracts	59	876	935

Total	$79	$948	$1,027

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13 - 14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period, below the median for the past 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at May 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio(D)
Transamerica Legg Mason Dynamic Allocation - Balanced VP
Service Class	$1,000.00	$995.00	$1.70	$1,019.79	$5.12	1.02%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (366 days).

(C)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(D)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	86.5%
Growth - Small Cap	4.1
Repurchase Agreement	8.7
Purchased Options	0.8
Other Assets and Liabilities - Net	(0.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares		Value (000’s)
INVESTMENT COMPANIES - 90.6%
Capital Markets - 86.5%
iShares MSCI EAFE Index Fund	8,757		$437
iShares S&P 500 Index Fund	25,779		3,525
SPDR Barclays Capital Long Term Treasury ETF	18,201		1,315
Vanguard Total Bond Market ETF	46,284		3,906
Growth - Small Cap - 4.1%
Vanguard Small-Capital ETF	5,768		439

Total Investment Companies (cost $9,548)			9,622

	Notional Amount (000’s)		Value (000’s)
PURCHASED OPTIONS - 0.8%
Put Options - 0.8%
S&P 500 Index	$	¿	7
Put Strike $1,200.00
Expires 06/22/2013
S&P 500 Index		¿	10
Put Strike $1,100.00
Expires 06/22/2013
S&P 500 Index		¿	24
Put Strike $1,250.00
Expires 06/22/2013
S&P 500 Index		¿	13
Put Strike $1,075.00
Expires 12/21/2013
S&P 500 Index		¿	26
Put Strike $1,150.00
Expires 12/21/2013

Total Purchased Options (cost $93)			80

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $927 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 3.50% - 4.00%, due 12/15/2017 - 11/01/2025, and with a total value of $947.	$927	$927
Total Repurchase Agreement (cost $927)

Total Investment Securities (cost $10,568) P		10,629
Other Assets and Liabilities - Net		(13)

Net Assets		$10,616

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¿	Amount is less than 1.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $10,568. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74 and $13, respectively. Net unrealized appreciation for tax purposes is $61.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$9,622	$—	$—	$9,622
Purchased Options	80	—	—	80
Repurchase Agreement	—	927	—	927

Total	$9,702	$927	$—	$10,629

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $9,641)	$9,702
Repurchase agreement, at value (cost: $927)	927
Cash	898
Receivables:
Shares sold	120
Due from advisor	1

	11,648

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,023
Distribution and service fees	1
Transfer agent fees	—	(A)
Administration fees	—	(A)
Trustees fees	1
Audit and tax fees	3
Printing and shareholder reports fees	—	(A)
Other	4

	1,032

Net assets	$10,616

Net assets consist of:
Capital stock ($.01 par value)	$11
Additional paid-in capital	10,534
Undistributed net investment income	17
Accumulated net realized loss from investment securities	(7)
Net unrealized appreciation on investment securities	61

Net assets	$10,616

Shares outstanding	1,067

Net asset value and offering price per share	$9.95

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012(A)

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$25
Interest income	—	(B)

	25

Expenses:
Management and advisory	5
Distribution and service	2
Printing and shareholder reports	2
Custody	4
Administration	—	(B)
Legal	1
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)
Other	—	(B)

Total expenses	17

Less waiver/reimbursement	(9)

Net expenses	8

Net investment income	17

Net realized gain (loss) from:
Investment securities	(7)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	61

Net realized and change in unrealized gain on investment securities	54

Net increase in net assets resulting from operations	$71

(A)	Commenced operations on May 1, 2012.
(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

(all amounts in thousands)

June 30, 2012(A) (unaudited)
From operations:
Net investment income	$17
Net realized loss from investment securities	(7)
Change in net unrealized appreciation on investment securities	61

Net increase in net assets resulting from operations	71

Capital share transactions:
Proceeds from shares sold	10,569
Cost of shares redeemed	(24)

Net increase in net assets resulting from capital shares transactions	10,545

Net increase in net assets	10,616

Net assets:
Beginning of period	—

End of period	$10,616

Undistributed net investment income	$17

Share activity:
Shares issued	1,069
Shares redeemed	(2)

Net increase in shares outstanding	1,067

(A)	Commenced operations on May 1, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class May 1 to Jun 30, 2012(A) (unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income(B),(C)	0.03
Net realized and unrealized loss	(0.08)

Total operations	(0.05)

Net asset value
End of period/year	$9.95

Total return(D)	(0.50	)%(E)

Net assets end of period (000’s)	$10,616
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	1.02	%(G)
Before reimbursement/fee waiver	2.16	%(G)
Net investment income, to average net assets(C)	2.09	%(G)
Portfolio turnover rate(H)	6	%(E)

(A)	Commenced operations on May 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation - Balanced VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Option and swaption contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

The Portfolio purchases put and call options on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options/swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.

The underlying face amounts of open option and swaption contracts at June 30, 2012 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Service Class	$1,990	18.75%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $350 million	0.58%
Over $350 million up to $750 million	0.56%
Over $750 million up to $ 1.5 billion	0.53%
Over $1.5 billion	0.51%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.77% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $9. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$10,046
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	398
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset derivatives
Purchased options, at value **	$80

**	Included within Investment securities, at value.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options ^	$	(¿ )
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on purchased options Y		(13)

Total		$(13)

¿	Amount is less than 1.
^	Included within net realized gain (loss) on transactions from Investment securities.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on January 26, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Legg Mason Dynamic Allocation - Balanced VP as a new series of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation - Balanced VP (the “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub -advisory agreements (the “Sub-Advisory Agreements”) of the New Series between TAM and Legg Mason Global Asset Allocation LLC (“LMGAA”) and Western Asset Management Company (“Western”) (each a “Sub-Adviser,” collectively, the “Sub-Advisers”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreements will enable shareholders of the New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreements.

In reaching their decision, the Board requested and obtained from TAM, LMGAA and Western such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub-Advisory Agreements, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

The Board considered the nature, extent and quality of the services expected to be provided by TAM, LMGAA and Western. The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of LMGAA’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the New Series as well as “manager of managers” services TAM will provide in the form of selection and oversight of LMGAA and Western. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, LMGAA and Western, TAM’s management oversight process and the professional qualifications of LMGAA’s and Western’s portfolio management teams. The Board Members determined that TAM, LMGAA and Western are able to provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive lands cape of the investment company business and investor needs.

It was noted that in order for the New Series to invest in the Vanguard, iShares, ProShares, SPDR and DIAMONDS Exchange Traded Funds (“ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and the Sub-advisers are based on services that are in addition to rather than duplicative of those provided by each of the ETF managers. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring the Sub-advisers’ performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that LMGAA has developed an asset allocation model which it will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark, and that Western has developed a proprietary tail-risk management strategy that it will employ for the New Series. On these bases, the Board determined that the fees to be charged by TAM and the Sub-advisers are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the New Series will invest.

Investment Performance of the New Series

The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the median of the eVestment Global Balanced peer group, as well as the proposed benchmark and a composite benchmark for the New Series, for the period October 1, 2001 through September 30, 2011 (annualized). It was noted that the model performance data generally showed favorable risk- adjusted performance for the New Series relative to its benchmarks and peer group over a trailing one-, three-, five- and ten-year period. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, LMGAA and Western, the Board Members concluded that TAM, LMGAA and Western are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Costs of Services Provided and Level of Profitability

The New Series is not yet in existence and therefore no actual revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of funds in its Lipper categories, noting that the proposed advisory fee for the New Series was lower than the applicable Lipper category median. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and LMGAA and Western, as applicable, and determined that the management and sub-advisory fees to be received by TAM, LMGAA and Western under the agreements are consistent with TAM’s fiduciary duty under applicable law.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Balanced VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

Economies of Scale

In evaluating the extent to which the fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and LMGAA’s pricing schedules and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board also noted that a portion of the fee paid to LMGAA would be paid to Western under the agreement between LMGAA and Western. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM, fees payable by TAM to LMGAA, and fees payable by LMGAA to Western.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the New Series

The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and LMGAA and Western from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that LMGAA and Western may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series, and the roles of LMGAA in selecting ETF investments and Western in managing tail risk for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements. The Board Members also noted that Transamerica Capital Management, an affiliate of TAM, would derive a benefit from the New Series’ operation in accordance with the proposed investment strategies given that it would be required to hedge less risk outside of the New Series in connection with guarantees that the Transamerica insurance companies offer within variable annuities. The Board Members also noted, however, that the New Series’ strategies would at the same time provide a benefit to investors by allowing them to benefit from the equity markets’ upswings while providing downside protection.

Other Considerations

The Board considered the investment objectives of the New Series and their investment strategies and noted that TAM believes that the New Series would enhance the investment options for affiliated insurance companies’ variable annuity products. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and their shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of LMGAA and Western. The Board Members also noted and favorably considered the procedures and policies created for investing in ETFs pursuant to the exemptive orders of various ETF issuers. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation arrangements with the New Series that may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at May 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio(D)
Transamerica Legg Mason Dynamic Allocation - Growth VP
Service Class	$1,000.00	$985.00	$1.72	$1,019.69	$5.22	1.04%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (366 days).

(C)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(D)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	80.8%
Growth - Small Cap	5 .6
Repurchase Agreement	8.8
Purchased Options	1 .1
Other Assets and Liabilities - Net	3 .7

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 86.4%
Capital Markets - 80.8%
iShares MSCI EAFE Index Fund	5,355	$268
iShares S&P 500 Index Fund	15,815	2,163
SPDR Barclays Capital Long Term Treasury ETF	4,691	339
Vanguard Total Bond Market ETF	12,226	1,032
Growth - Small Cap - 5.6%
Vanguard Small-Capital ETF	3,473	264

Total Investment Companies (cost $4,035)		4,066

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 1.1%
Put Options - 1.1%
S&P 500 Index	$ ¿	5
Put Strike $1,100.00
Expires 06/22/2013
S&P 500 Index	¿	23
Put Strike $1,250.00
Expires 06/22/2013
S&P 500 Index	¿	7
Put Strike $1,075.00
Expires 12/21/2013
S&P 500 Index	¿	19
Put Strike $1,175.00
Expires 12/21/2013

Total Purchased Options (cost $58)		54

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 8.8%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $417 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 3.50% - 4.00%, due 12/15/2017 - 11/01/2025, and with a total value of $429.	$417	$417
Total Repurchase Agreement (cost $417)

Total Investment Securities (cost $4,510) P		4,537
Other Assets and Liabilities - Net		175

Net Assets		$4,712

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¿	Amount is less than 1.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $4,510. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32 and $5, respectively. Net unrealized appreciation for tax purposes is $27.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$4,066	$—	$—	$4,066
Purchased Options	54	—	—	54
Repurchase Agreement	—	417	—	417

Total	$4,120	$417	$—	$4,537

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $4,093)	$4,120
Repurchase agreement, at value (cost: $417)	417
Cash	397
Receivables:
Investment securities sold	6
Shares sold	81
Due from advisor	3

	5,024

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	304
Distribution and service fees	1
Transfer agent fees	—	(A)
Administration fees	—	(A)
Trustees fees	1
Audit and tax fees	3
Printing and shareholder reports fees	—	(A)
Other	3

	312

Net assets	$4,712

Net assets consist of:
Capital stock ($.01 par value)	$5
Additional paid-in capital	4,707
Undistributed net investment income	8
Accumulated net realized loss from investment securities	(35)
Net unrealized appreciation on investment securities	27

Net assets	$4,712

Shares outstanding	479

Net asset value and offering price per share	$9.85

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012(A)

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$13
Interest income	—	(B)

	13

Expenses:
Management and advisory	3
Distribution and service	1
Printing and shareholder reports	2
Custody	3
Administration	—	(B)
Legal	1
Audit and tax	3
Trustees	1
Transfer agent	—	(B)
Other	—	(B)

Total expenses	14

Less waiver/reimbursement	(9)

Net expenses	5

Net investment income	8

Net realized gain (loss) from:
Investment securities	(35)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	27

Net realized and change in unrealized loss on investment securities	(8)

Net increase in net assets resulting from operations	$—

(A)	Commenced operations on May 1, 2012.
(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

(all amounts in thousands)

June 30, 2012(A) (unaudited)
From operations:
Net investment income	$8
Net realized loss from investment securities	(35)
Change in net unrealized appreciation on investment securities	27

Net increase in net assets resulting from operations	—

Capital share transactions:
Proceeds from shares sold	4,723
Cost of shares redeemed	(11)

Net increase in net assets resulting from capital shares transactions	4,712

Net increase in net assets	4,712

Net assets:
Beginning of period	—

End of period	$4,712

Undistributed net investment income	$8

Share activity:
Shares issued	480
Shares redeemed	(1)

Net increase in shares outstanding	479

(A)	Commenced operations on May 1, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class May 1 to Jun 30, 2012(A) (unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income(B),(C)	0.03
Net realized and unrealized loss	(0.18)

Total operations	(0.15)

Net asset value
End of period/year	$9.85

Total return(D)	(1.50	)%(E)

Net assets end of period (000’s)	$4,712
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	1.04	%(G)
Before reimbursement/fee waiver	3.10	%(G)
Net investment income, to average net assets(C)	1.95	%(G)
Portfolio turnover rate(H)	20	%(E)

(A)	Commenced operations on May 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Option and swaption contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

The Portfolio purchases put and call options on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options/swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.

The underlying face amounts of open option and swaption contracts at June 30, 2012 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Service Class	$1,970	41.81%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.60%
Over $250 million up to $750 million	0.57%
Over $750 million up to $1 billion	0.54%
Over $1 billion up to $1.5 billion	0.53%
Over $1.5 billion	0.52%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.79% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $9. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$4,739
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	615
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset derivatives
Purchased options, at value **	$54

**	Included within Investment securities, at value.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options ^	$	(¿ )
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on purchased options Y		(4)

Total		$(4)

¿	Amount is less than 1.
^	Included within net realized gain (loss) on transactions from Investment securities.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2012 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on January 26, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Legg Mason Dynamic Allocation - Growth VP as a new series of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation - Growth VP (the “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreements (the “Sub-Advisory Agreements”) of the New Series between TAM and Legg Mason Global Asset Allocation LLC (“LMGAA”) and Western Asset Management Company (“Western”) (each a “Sub-Adviser,” collectively, the “Sub-Advisers”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreements will enable shareholders of the New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreements.

In reaching their decision, the Board requested and obtained from TAM, LMGAA and Western such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub-Advisory Agreements, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

The Board considered the nature, extent and quality of the services expected to be provided by TAM, LMGAA and Western. The Board considered the services to be provided by TAM for the portion of the management fee it will retain after payment of LMGAA’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the New Series as well as “manager of managers” services TAM will provide in the form of selection and oversight of LMGAA and Western. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, LMGAA and Western, TAM’s management oversight process and the professional qualifications of LMGAA’s and Western’s portfolio management teams. The Board Members determined that TAM, LMGAA and Western are able to provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the New Series to invest in the Vanguard, iShares, ProShares, SPDR and DIAMONDS Exchange Traded Funds (“ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and the Sub-advisers are based on services that are in addition to rather than duplicative of those provided by each of the ETF managers. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring the Sub-advisers’ performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that LMGAA has developed an asset allocation model which it will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark, and that Western has developed a proprietary tail-risk management strategy that it will employ for the New Series. On these bases, the Board determined that the fees to be charged by TAM and the Sub-advisers are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying ETFs in which the New Series will invest.

Investment Performance of the New Series

The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the median of the eVestment Global Balanced peer group, as well as the proposed benchmark and a composite benchmark for the New Series, for the period October 1, 2001 through September 30, 2011 (annualized). It was noted that the model performance data generally showed favorable risk-adjusted performance for the New Series relative to its benchmarks and peer group over a trailing one-, three-, five- and ten-year period. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, LMGAA and Western, the Board Members concluded that TAM, LMGAA and Western are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Costs of Services Provided and Level of Profitability

The New Series is not yet in existence and therefore no actual revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of funds in its Lipper categories, noting that the proposed advisory fee for the New Series was lower than the applicable Lipper category median. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and LMGAA and Western, as applicable, and determined that the management and sub-advisory fees to be received by TAM, LMGAA and Western under the agreements are consistent with TAM’s fiduciary duty under applicable law.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Legg Mason Dynamic Allocation – Growth VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

Economies of Scale

In evaluating the extent to which the fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and LMGAA’s pricing schedules and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board also noted that a portion of the fee paid to LMGAA would be paid to Western under the agreement between LMGAA and Western. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM, fees payable by TAM to LMGAA, and fees payable by LMGAA to Western.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the New Series

The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and LMGAA and Western from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that LMGAA and Western may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series, and the roles of LMGAA in selecting ETF investments and Western in managing tail risk for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements. The Board Members also noted that Transamerica Capital Management, an affiliate of TAM, would derive a benefit from the New Series’ operation in accordance with the proposed investment strategies given that it would be required to hedge less risk outside of the New Series in connection with guarantees that the Transamerica insurance companies offer within variable annuities. The Board Members also noted, however, that the New Series’ strategies would at the same time provide a benefit to investors by allowing them to benefit from the equity markets’ upswings while providing downside protection.

Other Considerations

The Board considered the investment objectives of the New Series and their investment strategies and noted that TAM believes that the New Series would enhance the investment options for affiliated insurance companies’ variable annuity products. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and their shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of LMGAA and Western. The Board Members also noted and favorably considered the procedures and policies created for investing in ETFs pursuant to the exemptive orders of various ETF issuers. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation arrangements with the New Series that may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Madison Balanced Allocation VP
Service Class	$1,000.00	$1,033.90	$3.03	$1,021.88	$3.02	0.60%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	67.1%
Fixed Income	19.0
U.S. Stocks	11.2
Global/International Equity	2.3
Repurchase Agreement	0.8
Other Assets and Liabilities - Net	(0.4)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.6%
Capital Markets - 67.1%
Madison Mosaic Disciplined Equity Fund ¯	120,483	$1,631
Madison Mosaic Institutional Bond Fund ¯	381,296	4,273
MEMBERS Bond Fund ¯	352,975	3,756
MEMBERS Equity Income Fund ¯	74,120	715
MEMBERS International Stock Fund ¯	46,218	464
MEMBERS Large Capital Growth Fund ¯	62,880	1,058
MEMBERS Large Capital Value Fund ¯	94,536	1,272
Fixed Income - 19.0%
Transamerica Bond л	369,566	3,733
Global/International Equity - 2.3%
Transamerica International Value Opportunities л	55,483	460
U.S. Stocks - 11.2%
Transamerica JPMorgan Enhanced Index VP Ж	144,621	1,855
Transamerica Systematic Small/Mid Cap Value VP Ж	15,679	341

Total Investment Companies (cost $19,440)		19,558

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $163 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, and with a value of $167.	$163	$163
Total Repurchase Agreement (cost $163)

Total Investment Securities (cost $19,603) P		19,721
Other Assets and Liabilities - Net		(80)

Net Assets		$19,641

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¯	The portfolio is affiliated with the sub-adviser of the fund.
Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $19,603. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $172 and $54, respectively. Net unrealized appreciation for tax purposes is $118.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$19,558	$—	$—	$19,558
Repurchase Agreement	—	163	—	163

Total	$19,558	$163	$—	$19,721

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $6,356)	$6,389
Investments in non-affiliated investment companies, at value (cost: $13,084)	13,169
Repurchase agreement, at value (cost: $163)	163
Receivables:
Investment securities sold	56
Shares sold	20
Dividends	34

	19,831

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	174
Management and advisory fees	—	(A)
Distribution and service fees	4
Transfer agent fees	—	(A)
Administration fees	—	(A)
Trustees fees	—	(A)
Audit and tax fees	10
Printing and shareholder reports fees	1
Other	1

	190

Net assets	$19,641

Net assets consist of:
Capital stock ($.01 par value)	$20
Additional paid-in capital	19,145
Undistributed net investment income (loss)	222
Undistributed net realized gain (loss) from investments in investment companies	136
Net unrealized appreciation on investments in investment companies	118

Net assets	$19,641

Shares outstanding	1,952

Net asset value and offering price per share	$10.06

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$150
Interest income	—	(A)

	150

Expenses:
Management and advisory	11
Distribution and service	19
Printing and shareholder reports	1
Custody	9
Administration	2
Legal	—	(A)
Audit and tax	7
Trustees	—	(A)
Transfer agent	—	(A)
Other	—	(A)

Total expenses	49

Less waiver/reimbursement	(4)

Net expenses	45

Net investment income	105

Net realized gain (loss) from:
Investment companies	122

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	152

Net realized and change in unrealized gain on investments in investment companies	274

Net increase in net assets resulting from operations	$379

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$105	$117
Net realized gain from investment companies	122	14
Change in net unrealized appreciation (depreciation) on investments in investment companies	152	(34)

Net increase in net assets resulting from operations	379	97

Capital share transactions:
Proceeds from shares sold	8,578	10,959
Cost of shares redeemed	(291)	(81)

Net increase in net assets resulting from capital shares transactions	8,287	10,878

Net increase in net assets	8,666	10,975

Net assets:
Beginning of period/year	10,975	—

End of period/year	$19,641	$10,975

Undistributed net investment income	$222	$117

Share activity:
Shares issued	854	1,136
Shares redeemed	(29)	(9)

Net increase in shares outstanding	825	1,127

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.73		$10.00
Investment operations
Net investment income(B),(C)	0.07		0.28
Net realized and unrealized gain (loss)	0.26		(0.55)

Total operations	0.33		(0.27)

Net asset value
End of period/year	$10.06		$9.73

Total return(D)	3.39	%(E)	(2.70	)%(E)

Net assets end of period/year (000’s)	$19,641		$10,975
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0.60	%(G)	0.60	%(G)
Before reimbursement/fee waiver	0.65	%(G)	1.28	%(G)
Net investment income, to average net assets(C)	1.38	%(G)	4.37	%(G)
Portfolio turnover rate(H)	25	%(E)	21	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2012:

Beginning Balance at 12/31/2011	Purchases	Sales	Net realized gain from investments in affiliated investment companies	Change in unrealized appreciation (depreciation) on investments in affiliated investment companies	Ending Balance at 06/30/2012	Percent of Net Assets	Receivables: Investment securities sold	Payables: Investment securities purchased	Dividend Income	Net Unrealized Appreciation on investments in affiliated investment companies
$2,720	$4,582	$(1,084)	$40	$131	$6,389	39.49%	$56	$55	$60	$33

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.15% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.35% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $4. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2011:	$18	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$12,275
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	3,778
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Balanced Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the mutual funds advised by the Sub-Adviser and TAM-advised mutual funds in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying funds. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying funds in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Service Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Madison Conservative Allocation VP
Service Class	$1,000.00	$1,025.10	$3.02	$1,021.88	$3.02	0.60%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	60.2%
Fixed Income	39.5
Repurchase Agreement	2 .1
Other Assets and Liabilities - net	(1.8)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.7%
Capital Markets - 60.2%
Madison Mosaic Disciplined Equity Fund ¯	87,806	$1,189
Madison Mosaic Institutional Bond Fund ¯	367,643	4,122
MEMBERS Bond Fund ¯	345,616	3,677
MEMBERS Equity Income Fund ¯	35,723	344
MEMBERS International Stock Fund ¯	40,579	407
MEMBERS Large Capital Growth Fund ¯	43,454	731
MEMBERS Large Capital Value Fund ¯	62,647	843
Fixed Income - 39.5%
Transamerica Bond л	313,401	3,165
Transamerica PIMCO Real Return TIPS VP ‡ Ж	13,332	149
Transamerica PIMCO Total Return VP Ж	335,847	4,108

Total Investment Companies (cost $18,635)		18,735

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $399 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, and with a value of $408.	$399	$399
Total Repurchase Agreement (cost $399)

Total Investment Securities (cost $19,034) P		19,134
Other Assets and Liabilities - Net		(341)

Net Assets		$18,793

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
¯	The fund is affiliated with the sub-adviser of the fund.
‡	Non-income producing security.
л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $19,034. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $158 and $58, respectively. Net unrealized appreciation for tax purposes is $100.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$18,735	$—	$—	$18,735
Repurchase Agreement	—	399	—	399

Total	$18,735	$399	$—	$19,134

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $7,304)	$7,422
Investments in non-affiliated investment companies, at value (cost: $11,331)	11,313
Repurchase agreement, at value (cost: $399)	399
Receivables:
Dividends	27

	19,161

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	350
Shares redeemed	2
Management and advisory fees	1
Distribution and service fees	4
Transfer agent fees	—	(A)
Audit and tax fees	10
Other	1

	368

Net assets	$18,793

Net assets consist of:
Capital stock ($.01 par value)	$18
Additional paid-in capital	18,460
Undistributed (accumulated) net investment income (loss)	177
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	38
Net unrealized appreciation (depreciation) on investments in investment companies	100

Net assets	$18,793

Shares outstanding:	1,839

Net asset value and offering price per share:	$10.22

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$120
Interest income	—	(A)

	120

Expenses:
Management and advisory	10
Distribution and service	16
Printing and shareholder reports	1
Custody	8
Administration	2
Legal	—	(A)
Audit and tax	7
Trustees	—	(A)
Transfer agent	—	(A)
Other	—	(A)

Total expenses	44

Less waiver/reimbursement	(5)

Net expenses	39

Net investment income	81

Net realized gain (loss) from:
Investment companies	46

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	139

Net realized and change in unrealized gain on investments in investment companies	185

Net increase in net assets resulting from operations	$266

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$81	$96
Net realized gain (loss) from investments in investment companies	46	(8)
Change in net unrealized appreciation (depreciation) on investments in investment companies	139	(39)

Net increase in net assets resulting from operations	266	49

Capital share transactions:
Proceeds from shares sold	10,696	8,756
Cost of shares redeemed	(328)	(646)

Net increase in net assets resulting from capital shares transactions	10,368	8,110

Net increase in net assets	10,634	8,159

Net assets:
Beginning of period/year	8,159	—

End of period/year	$18,793	$8,159

Undistributed net investment income	$177	$96

Share activity:
Shares issued	1,053	883
Shares redeemed	(32)	(65)

Net increase in shares outstanding	1,021	818

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.97		$10.00
Investment operations
Net investment income(B),(C)	0.06		0.25
Net realized and unrealized gain (loss)	0.19		(0.28)

Total operations	0.25		(0.03)

Net asset value
End of period/year	$10.22		$9.97

Total return(D)	2.51	%(E)	(0.30	)%(E)

Net assets end of period/year (000’s)	$18,793		$8,159
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0.60	%(G)	0.60	%(G)
Before reimbursement/fee waiver	0.67	%(G)	1.32	%(G)
Net investment income, to average net assets(C)	1.24	%(G)	3.79	%(G)
Portfolio turnover rate(H)	24	%(E)	30	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2012:

Beginning Balance at 12/31/2011	Purchases	Sales	Net realized loss from investments in affiliated investment companies	Change in unrealized appreciation (depreciation) on investments in affiliated investment companies	Ending Balance at 06/30/2012	Percent of Net Assets	Receivables: Dividends	Payables: Investment securities purchased	Dividend Income	Net Unrealized Appreciation on investments in affiliated investment companies
$2,156	$5,395	$(315)	$(13)	$199	$7,422	39.49%	$—	$60	$45	$118

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.15% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.35% Expense Limit

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $5. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2011:	$18	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$13,623
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	3,209
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Conservative Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub- Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub- Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the mutual funds advised by the Sub- Adviser and TAM-advised mutual funds in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying funds. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying funds in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Service Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub- Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Madison Diversified Income VP
Service Class	$1,000.00	$1,034.20	$6.83	$1,018.15	$6.77	1.35%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	40.0%
U.S. Government Obligations	38.4
Securities Lending Collateral	25.9
Corporate Debt Securities	14.6
Repurchase Agreement	3.6
U.S. Government Agency Obligations	2.9
Other Assets and Liabilities - Net	(25.4)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 38.4%
U.S. Treasury Bond
4.38%, 05/15/2041	$350	$467
U.S. Treasury Note
0.38%, 08/31/2012	960	960
1.00%, 09/30/2016	1,000	1,016
1.38%, 01/15/2013 - 12/31/2018	2,150	2,177
2.00%, 11/15/2021	1,325	1,374
2.38%, 10/31/2014 - 06/30/2018	1,850	1,958
3.13%, 10/31/2016 - 05/15/2021	2,050	2,285

Total U.S. Government Obligations (cost $10,050)		10,237

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
Fannie Mae
4.00%, 02/01/2041 - 04/01/2041	167	178
4.50%, 03/01/2039 - 03/01/2041	132	142
5.00%, 07/01/2035	37	41
Freddie Mac
4.00%, 09/01/2040 - 10/01/2041	243	259
4.50%, 11/01/2039	36	39
Ginnie Mae
4.00%, 12/15/2039	45	49
4.50%, 08/15/2040	60	65

Total U.S. Government Agency Obligations (cost $760)		773

CORPORATE DEBT SECURITIES - 14.6%
Beverages - 0.7%
Coca-Cola Co.
5.35%, 11/15/2017	150	180
Commercial Banks - 0.7%
U.S. Bancorp
4.20%, 05/15/2014 ^	175	186
Consumer Finance - 0.6%
American Express Co.
4.88%, 07/15/2013	150	156
Diversified Financial Services - 0.7%
General Electric Capital Corp.
2.90%, 01/09/2017 ^	175	181
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 02/15/2022 ^	150	152
Electrical Equipment - 0.6%
Emerson Electric Co.
5.00%, 04/15/2019	125	147
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.
5.50%, 03/15/2017 ^	200	239
Walgreen Co.
5.25%, 01/15/2019 ^	125	142
Wal-Mart Stores, Inc.
3.25%, 10/25/2020 ^	150	161
Industrial Conglomerates - 0.5%
3M Co.
4.38%, 08/15/2013 ^	125	131
Media - 1.1%
Comcast Corp.
5.15%, 03/01/2020	150	174
Walt Disney Co.
4.50%, 12/15/2013	100	106
Oil, Gas & Consumable Fuels - 2.7%
ConocoPhillips
5.75%, 02/01/2019 ^	175	213

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
6.30%, 01/15/2019	$150	$184
Marathon Oil Corp.
6.00%, 10/01/2017	150	177
Valero Energy Corp.
6.13%, 06/15/2017	150	175
Pharmaceuticals - 1.7%
Abbott Laboratories
5.60%, 11/30/2017 ^	150	181
Eli Lilly & Co.
4.20%, 03/06/2014	100	106
Pfizer, Inc.
5.35%, 03/15/2015 ^	150	168
Road & Rail - 0.8%
Norfolk Southern Corp.
3.25%, 12/01/2021 ^	200	207
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
1.95%, 10/01/2016	200	207
Software - 1.2%
Microsoft Corp.
3.00%, 10/01/2020 ^	200	217
Oracle Corp.
4.95%, 04/15/2013	100	104

Total Corporate Debt Securities (cost $3,836)		3,894

	Shares	Value (000’s)
COMMON STOCKS - 40.0%
Aerospace & Defense - 1.0%
Boeing Co. ^	2,097	156
Lockheed Martin Corp. ^	1,332	116
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B ^	2,417	190
Beverages - 2.6%
Coca-Cola Co. ^	2,294	179
Diageo PLC ADR	1,480	153
PepsiCo, Inc. ^	5,293	374
Capital Markets - 1.6%
Bank of New York Mellon Corp. ^	5,382	118
BlackRock, Inc. - Class A	987	168
Northern Trust Corp. ^	2,886	133
Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,973	159
Commercial Banks - 2.4%
M&T Bank Corp. ^	1,776	147
U.S. Bancorp ^	6,956	224
Wells Fargo & Co.	8,239	275
Commercial Services & Supplies - 0.4%
Waste Management, Inc. ^	3,552	119
Diversified Telecommunication Services - 1.4%
AT&T, Inc. ^	10,129	361
Electric Utilities - 1.4%
Exelon Corp. ^	5,279	198
FirstEnergy Corp. ^	3,305	163
Electrical Equipment - 0.4%
Emerson Electric Co. ^	2,368	110
Energy Equipment & Services - 0.8%
Ensco PLC - Class A ^	4,539	213
Food & Staples Retailing - 1.0%
Sysco Corp. ^	4,045	121
Wal-Mart Stores, Inc. ^	1,973	137
Food Products - 0.7%
Nestle SA ADR ^	2,911	174

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co. ^	1,579	$118
Medtronic, Inc. ^	6,413	248
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	1,727	153
Household Products - 0.8%
Procter & Gamble Co.	3,651	224
Industrial Conglomerates - 1.1%
3M Co. ^	3,256	292
Insurance - 2.9%
Axis Capital Holdings, Ltd. ^	5,451	177
PartnerRe, Ltd. ^	2,664	202
Travelers Cos., Inc. ^	6,216	397
IT Services - 1.6%
Broadridge Financial Solutions, Inc. ^	7,203	153
Paychex, Inc.	5,180	163
Western Union Co. ^	6,463	109
Machinery - 0.5%
Illinois Tool Works, Inc. ^	2,417	128
Media - 1.6%
Omnicom Group, Inc. ^	3,527	171
Time Warner, Inc. ^	6,413	247
Multiline Retail - 1.0%
Target Corp. ^	4,440	258
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	4,687	494
ConocoPhillips ^	6,315	353
Phillips 66 ‡	3,157	105
Pharmaceuticals - 5.3%
Johnson & Johnson ^	5,575	377
Merck & Co., Inc. ^	10,656	445
Novartis AG ADR	2,023	113
Pfizer, Inc.	22,300	513

	Shares	Value (000’s)
Road & Rail - 0.7%
Norfolk Southern Corp. ^	2,541	$182
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp. ^	12,679	338
Linear Technology Corp. ^	4,440	139
Software - 1.7%
Microsoft Corp.	14,652	448
Tobacco - 0.5%
Philip Morris International, Inc.	1,529	133

Total Common Stocks (cost $10,087)		10,668

SECURITIES LENDING COLLATERAL - 25.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	6,891,445	6,891
Total Securities Lending Collateral (cost $6,891)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $950 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $969.	$950	950
Total Repurchase Agreement (cost $950)

Total Investment Securities (cost $32,574) P		33,413
Other Assets and Liabilities - Net		(6,764)

Net Assets		$26,649

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $6,741.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $32,574. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $921 and $82, respectively. Net unrealized appreciation for tax purposes is $839.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$10,228	$440	$—	$10,668
Corporate Debt Securities	—	3,894	—	3,894
Repurchase Agreement	—	950	—	950
Securities Lending Collateral	6,891	—	—	6,891
U.S. Government Agency Obligations	—	773	—	773
U.S. Government Obligations	—	10,237	—	10,237

Total	$17,119	$16,294	$—	$33,413

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $31,624)	$32,463
(including securities loaned of $6,741)
Repurchase agreement, at value (cost: $950)	950
Receivables:
Shares sold	67
Interest	89
Securities lending income (net)	1
Dividends	14
Dividend reclaims	1

	33,585

Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	27
Distribution and service fees	5
Transfer agent fees	—	(A)
Administration fees	—	(A)
Trustees fees	—	(A)
Audit and tax fees	11
Printing and shareholder reports fees	1
Other	1
Payable for collateral for securities on loan	6,891

	6,936

Net assets	$26,649

Net assets consist of:
Capital stock ($.01 par value)	$25
Additional paid-in capital	25,642
Undistributed net investment income (loss)	108
Undistributed net realized gain (loss) from investment securities	35
Net unrealized appreciation (depreciation) on:
Investment securities	839

Net assets	$26,649

Shares outstanding	2,520

Net asset value and offering price per share	$10.57

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (net of withholding taxes on foreign income of $1)	$130
Interest income	78
Securities lending income (net)	5

	213

Expenses:
Management and advisory	72
Distribution and service	24
Printing and shareholder reports	1
Custody	10
Administration	2
Legal	—	(A)
Audit and tax	8
Trustees	—	(A)
Transfer agent	—	(A)
Other	—	(A)

Total expenses	117

Recaptured expenses	13

Net expenses	130

Net investment income	83

Net realized gain (loss) from:
Investment securities	35

Net increase in unrealized appreciation (depreciation) on:
Investment securities	533

Net realized and change in unrealized gain on investment securities	568

Net increase in net assets resulting from operations	$651

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$83	$23
Net realized gain from investment securities	35	2
Change in net unrealized appreciation (depreciation) on investment securities	533	306

Net increase in net assets resulting from operations	651	331

Capital share transactions:
Proceeds from shares sold	13,508	12,439
Cost of shares redeemed	(69)	(211)

Net increase in net assets resulting from capital shares transactions	13,439	12,228

Net increase in net assets	14,090	12,559

Net assets:
Beginning of period/year	12,559	—

End of period/year	$26,649	$12,559

Undistributed net investment income	$108	$25

Share activity:
Shares issued	1,298	1,250
Shares redeemed	(7)	(21)

Net increase in shares outstanding	1,291	1,229

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$10.22		$10.00
Investment operations
Net investment income(B)	0.04		0.05
Net realized and unrealized gain	0.31		0.17

Total operations	0.35		0.22

Net asset value
End of period/year	$10.57		$10.22

Total return(C)	3.42	%(D)	2.20	%(D)

Net assets end of period/year (000’s)	$26,649		$12,559
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.35	%(E)	1.35	%(E)
Before reimbursement/recaptured expense	1.22	%(E)	1.93	%(E)
Net investment income, to average net assets	0.87	%(E)	0.69	%(E)
Portfolio turnover rate	4	%(D)	16	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.10% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if or since inception if less, on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, $13 was recaptured by the adviser.

The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2011	$6	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$7,035
U.S. Government	5,678

Proceeds from maturities and sales of securities:
Long-term	763
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Diversified Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Service Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Service Class of the Portfolio was above its composite benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Madison Large Cap Growth VP
Service Class	$1,000.00	$1,065.70	$6.68	$1,018.40	$6.52	1.30%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.5%
Securities Lending Collateral	25.6
Repurchase Agreement	6.4
Other Assets and Liabilities - Net	(28.5)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.5%
Aerospace & Defense - 2.7%
Boeing Co. ^	985	$74
Hexcel Corp. ‡^	1,686	43
Air Freight & Logistics - 3.7%
CH Robinson Worldwide, Inc. ^	544	32
Expeditors International of Washington, Inc.	624	24
United Parcel Service, Inc. - Class B	1,331	105
Beverages - 7.0%
Coca-Cola Co. ^	1,500	118
Diageo PLC ADR	897	92
PepsiCo, Inc. ^	1,442	102
Biotechnology - 2.0%
Biogen Idec, Inc. ‡^	331	48
Celgene Corp. ‡	611	39
Capital Markets - 2.4%
T. Rowe Price Group, Inc. ^	1,645	104
Chemicals - 2.3%
Ecolab, Inc. ^	536	37
International Flavors & Fragrances, Inc. ^	467	26
Monsanto Co.	440	36
Communications Equipment - 2.5%
QUALCOMM, Inc.	1,959	109
Computers & Peripherals - 9.0%
Apple, Inc. ‡^	624	365
EMC Corp. ‡^	1,384	35
Diversified Financial Services - 3.2%
CME Group, Inc. - Class A ^	83	22
IntercontinentalExchange, Inc. ‡	884	120
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc. ^	1,810	80
Electrical Equipment - 4.1%
Emerson Electric Co. ^	895	42
Roper Industries, Inc. ^	1,037	102
Sensata Technologies Holding NV ‡^	1,370	37
Electronic Equipment & Instruments - 0.4%
FLIR Systems, Inc. ^	867	17
Energy Equipment & Services - 5.0%
Ensco PLC - Class A	822	39
Schlumberger, Ltd.	2,830	183
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	539	51
Food Products - 1.8%
Hershey Co. ^	740	53
Mead Johnson Nutrition Co. - Class A ^	300	24
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co. ^	733	55
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	360	21
Health Care Technology - 1.2%
Cerner Corp. ‡	631	52
Hotels, Restaurants & Leisure - 5.5%
Ctrip.com International, Ltd. ADR ‡^	2,086	35
Panera Bread Co. - Class A ‡	501	70
Starbucks Corp.	1,362	73
Yum! Brands, Inc.	999	64
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. ‡^	228	52
priceline.com, Inc. ‡^	45	30
Internet Software & Services - 5.6%
Baidu, Inc. ADR ‡	173	20
eBay, Inc. ‡^	1,015	43
Google, Inc. - Class A ‡	323	187
IT Services - 3.4%
Accenture PLC - Class A ^	1,459	88
Visa, Inc. - Class A ^	485	60
Media - 6.1%
Comcast Corp. - Class A ^	2,520	81

	Shares	Value (000’s)
Media (continued)
Discovery Communications, Inc. ‡	1,208	$61
Omnicom Group, Inc. ^	1,344	65
Walt Disney Co. ^	1,323	64
Metals & Mining - 1.0%
Molycorp, Inc. ‡^	2,059	44
Multiline Retail - 0.6%
JC Penney Co., Inc. ^	1,136	26
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp. ^	1,027	88
Occidental Petroleum Corp. ^	275	24
World Fuel Services Corp. ^	827	31
Pharmaceuticals - 4.7%
Allergan, Inc. ^	489	45
Eli Lilly & Co.	1,048	45
Johnson & Johnson	1,705	115
Professional Services - 2.1%
IHS, Inc. - Class A ‡^	329	35
Nielsen Holdings NV ‡^	2,123	56
Real Estate Management & Development - 1.0%
Brookfield Asset Management, Inc. - Class A	1,379	46
Semiconductors & Semiconductor Equipment - 1.3%
Cavium, Inc. ‡^	1,263	36
Cree, Inc. ‡^	791	20
Software - 6.0%
MICROS Systems, Inc. ‡	929	48
Microsoft Corp.	5,532	169
Nuance Communications, Inc. ‡^	1,269	30
SAP AG ADR^	336	20
Specialty Retail - 1.3%
CarMax, Inc. ‡^	1,551	40
Tractor Supply Co. ^	230	19
Trading Companies & Distributors - 0.6%
WW Grainger, Inc. ^	148	28

Total Common Stocks (cost $4,172)		4,245

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	1,126,453	1,126
Total Securities Lending Collateral (cost $1,126)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $280 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $289.	$280	280
Total Repurchase Agreement (cost $280)

Total Investment Securities (cost $5,578) P		5,651
Other Assets and Liabilities - Net		(1,253)

Net Assets		$4,398

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $1,087.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $5,578. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $221 and $148, respectively. Net unrealized appreciation for tax purposes is $73.

DEFINITION (all amounts in thousands):

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$4,078	$167	$—	$4,245
Repurchase Agreement	—	280	—	280
Securities Lending Collateral	1,126	—	—	1,126

Total	$5,204	$447	$—	$5,651

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $5,298)	$5,371
(including securities loaned of $1,087)
Repurchase agreement, at value (cost: $280)	280
Receivables:
Investment securities sold	99
Securities lending income (net)	1
Dividends	3
Dividend reclaims	—

	5,754

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	188
Shares redeemed	26
Management and advisory fees	1
Distribution and service fees	1
Transfer agent fees	—	(A)
Administration fees	—	(A)
Trustees fees	—	(A)
Audit and tax fees	10
Other	4
Payable for collateral for securities on loan	1,126

	1,356

Net assets	$4,398

Net assets consist of:
Capital stock ($.01 par value)	$4
Additional paid-in capital	4,347
Undistributed net investment income (loss)	4
Undistributed (accumulated) net realized gain (loss) from investment securities	(30)
Net unrealized appreciation on:
Investment securities	73

Net assets	$4,398

Shares outstanding	445

Net asset value and offering price per share	$9.89

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $—(A))	$22
Interest income	—	(A)
Securities lending income (net)	3

	25

Expenses:
Management and advisory	13
Distribution and service	4
Printing and shareholder reports	—	(A)
Custody	10
Administration	1
Legal	—	(A)
Audit and tax	7
Trustees	—	(A)
Transfer agent	—	(A)
Other	—	(A)

Total expenses	35

Less waiver/reimbursement	(14)

Net expenses	21

Net investment income	4

Net realized gain (loss) from:
Investment securities	3

Net increase in unrealized appreciation (depreciation) on:
Investment securities	71

Net realized and change in unrealized gain	74

Net increase in net assets resulting from operations	$78

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income (loss)	$4	$(1)
Net realized gain (loss) from investment securities	3	(33)
Change in unrealized appreciation (depreciation) on investment securities	71	2

Net increase (decrease) in net assets resulting from operations	78	(32)

Capital share transactions:
Proceeds from shares sold	2,996	1,905
Cost of shares redeemed	(429)	(120)

Net increase in net assets resulting from capital shares transactions	2,567	1,785

Net increase in net assets	2,645	1,753

Net assets:
Beginning of period/year	1,753	—

End of period/year	$4,398	$1,753

Undistributed net investment income	$4	$—

Share activity:
Shares issued	299	202
Shares redeemed	(43)	(13)

Net increase in shares outstanding	256	189

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.28		$10.00
Investment operations
Net investment income (loss)(B)	0.01		(0.01)
Net realized and unrealized gain (loss)	0.60		(0.71)

Total operations	0.61		(0.72)

Net asset value
End of period/year	$9.89		$9.28

Total return(C)	6.57	%(D)	(7.20	)%(D)

Net assets end of period/year (000’s)	$4,398		$1,753
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.30	%(E)	1.30	%(E)
Before reimbursement/fee waiver	2.16	%(E)	6.50	%(E)
Net investment income (loss), to average net assets	0.25	%(E)	(0.21	)%(E)
Portfolio turnover rate	47	%(D)	39	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Large Cap Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.05% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $14. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2011:	$32	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$3,929
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	1,469
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, net operating losses, distribution, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

The Board of Trustees of Transamerica Series Trust has approved the liquidation and dissolution of Transamerica Madison Large Cap Growth VP effective on or about September 17, 2012.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Large Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub- Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM. In considering the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees noted that in May 2012 they had approved the liquidation of the Portfolio and, as a result, considered the information in light of the upcoming liquidation.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2011. The Board noted that the performance of the Service Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Large Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Madison Moderate Growth Allocation VP
Service Class	$1,000.00	$1,042.90	$3.05	$1,021.88	$3.02	0.60%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	57.7%
Fixed Income	26.2
U.S. Stocks	12 .0
Global/International Equity	3.8
Repurchase Agreement	0.7
Other Assets and Liabilities - Net	(0.4)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.7%
Capital Markets - 57.7%
Madison Mosaic Disciplined Equity Fund ¯	21,974	$298
Madison Mosaic Institutional Bond Fund ¯	28,273	316
MEMBERS Bond Fund ¯	20,062	213
MEMBERS Equity Income Fund ¯	12,440	120
MEMBERS Large Capital Growth Fund ¯	13,082	220
MEMBERS Large Capital Value Fund ¯	18,296	246
MEMBERS MID Capital Fund ¯	25,927	190
Vanguard FTSE All-World ex-US ETF	2,660	109
Fixed Income - 26.2%
Transamerica Bond л	37,117	375
Transamerica PIMCO Total Return VP Ж	32,762	401
Global/International Equity - 3.8%
Transamerica International Value Opportunities л	13,496	112
U.S. Stocks - 12.0%
Transamerica JPMorgan Enhanced Index VP Ж	26,544	341
Transamerica Systematic Small/Mid Cap Value VP Ж	697	15

Total Investment Companies (cost $2,934)		2,956

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $20 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $22.	$20	$20
Total Repurchase Agreement (cost $20)

Total Investment Securities (cost $2,954) P		2,976
Other Assets and Liabilities - Net		(11)

Net Assets		$2,965

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
¯	The portfolio is affiliated with the sub-adviser of the portfolio.
л	The portfolio invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $2,954. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32 and $10, respectively. Net unrealized appreciation for tax purposes is $22.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$2,956	$—	$—	$2,956
Repurchase Agreement	—	20	—	20

Total	$2,956	$20	$—	$2,976

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated investment companies, at value (cost: $1,228)	$1,244
Investment in non affiliated investment companies, at value (cost: $1,706)	$1,712
Repurchase agreement, at value (cost: $20)	20
Receivables:
Investment securities sold	12
Dividends	4
Due from advisor	3

	2,995

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	18
Distribution and service fees	1
Transfer agent fees	—	(A)
Administration fees	—	(A)
Trustees fees	—	(A)
Audit and tax fees	10
Other	1

	30

Net assets	$2,965

Net assets consist of:
Capital stock ($.01 par value)	$3
Additional paid-in capital	2,911
Undistributed net investment income (loss)	20
Undistributed net realized gain (loss) from investments in investment companies	9
Net unrealized appreciation on investments in investment companies	22

Net assets	$2,965

Shares outstanding	298

Net asset value and offering price per share	$9.96

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income from investment companies	$13
Interest income	—	(A)

	13

Expenses:
Management and advisory	2
Distribution and service	2
Printing and shareholder reports	—	(A)
Custody	8
Administration	—	(A)
Legal	—	(A)
Audit and tax	7
Trustees	—	(A)
Transfer agent	—	(A)
Other	—	(A)

Total expenses	19

Less waiver/reimbursement	(14)

Net expenses	5

Net investment income	8

Net realized gain (loss) from:
Investment companies	13

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	27

Net realized and change in unrealized gain on investments in investment companies	40

Net increase in net assets resulting from operations	$48

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)
From operations:
Net investment income	$8	$12
Net realized gain (loss) from investment companies	13	(4)
Change in net unrealized appreciation (depreciation) on investments in investment companies	27	(5)

Net increase in net assets resulting from operations	48	3

Capital share transactions:
Proceeds from shares sold	1,923	1,074
Cost of shares redeemed	(70)	(13)

Net increase in net assets resulting from capital shares transactions	1,853	1,061

Net increase in net assets	1,901	1,064

Net assets:
Beginning of period/year	1,064	—

End of period/year	$2,965	$1,064

Undistributed net investment income	$20	$12

Share activity:
Shares issued	194	113
Shares redeemed	(7)	(2)

Net increase in shares outstanding	187	111

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$9.55		$10.00
Investment operations
Net investment income(B),(C)	0.04		0.30
Net realized and unrealized gain (loss)	0.37		(0.75)

Total operations	0.41		(0.45)

Net asset value
End of period/year	$9.96		$9.55

Total return(D)	4.29	%(E)	(4.50	)%(E)

Net assets end of period/year (000’s)	$2,965		$1,064
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0.60	%(G)	0.60	%(G)
Before reimbursement/fee waiver	2.18	%(G)	9.28	%(G)
Net investment income, to average net assets(C)	0.89	%(G)	4.74	%(G)
Portfolio turnover rate(H)	34	%(E)	40	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Moderate Growth Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested Trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2012, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Portfolio’s Net Assets
Service Class	$125	4.22%

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2012:

Beginning Balance at 12/31/2011	Purchases	Sales	Net realized gain from investments in affiliated investment companies	Change in unrealized appreciation (depreciation) on investments in affiliated investment companies	Ending Balance at 06/30/2012	Percent of Net Assets	Receivables: Investment securities sold	Payables: Investment securities purchased	Dividend Income	Net Unrealized Appreciation on investments in affiliated investment companies
$350	$1,026	$(159)	$1	$26	$1,244	41.92%	$9	$8	$—	$16

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.15% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.35% Expense Limit

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $14. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through

Fiscal Year 2011:	$22	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$2,472
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	630
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. SUBSEQUENT EVENT

The Board of Trustees of Transamerica Series Trust has approved the liquidation and dissolution of Transamerica Madison Moderate Growth Allocation VP effective on or about September 17, 2012.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Moderate Growth Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub- Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub- Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM. In considering the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees noted that in May 2012 they had approved the liquidation of the Portfolio and, as a result, considered the information in light of the upcoming liquidation.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the mutual funds advised by the Sub- Adviser and TAM-advised mutual funds in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying funds. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying funds in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2011. The Board noted that the performance of the Service Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the period since inception.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Madison Moderate Growth Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica MFS International Equity VP
Initial Class	$1,000.00	$1,059.50	$5.33	$1,019.69	$5.22	1.04%
Service Class	1,000.00	1,058.60	6.60	1,018.45	6.47	1.29

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	11.0
Repurchase Agreement	2.9
Other Assets and Liabilities - Net	(12.7)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.8%
Australia - 2.6%
QBE Insurance Group, Ltd.	200,940	$2,777
Westpac Banking Corp.	98,240	2,145
Brazil - 1.9%
BM&FBOVESPA SA	311,100	1,588
Tim Participacoes SA ADR^	68,760	1,888
Canada - 2.3%
Canadian National Railway Co.	50,130	4,230
Czech Republic - 0.8%
Komercni Banka AS	8,646	1,508
France - 11.3%
Air Liquide SA ^	32,783	3,748
Danone SA	59,027	3,668
Dassault Systemes SA ^	11,837	1,111
Legrand SA ^	62,304	2,115
LVMH Moet Hennessy Louis Vuitton SA	22,246	3,386
Pernod-Ricard SA ^	35,032	3,746
Schneider Electric SA	59,435	3,303
Germany - 11.8%
Bayer AG	80,581	5,807
Beiersdorf AG	62,995	4,084
Deutsche Boerse AG	15,484	835
Linde AG	40,516	6,309
Merck KGaA	22,552	2,252
SAP AG	51,662	3,059
Hong Kong - 3.7%
AIA Group, Ltd.	568,800	1,965
China Unicom, Ltd. ^	1,212,000	1,521
CNOOC, Ltd.	425,000	857
Li & Fung, Ltd. ^	1,314,000	2,541
India - 1.9%
ICICI Bank, Ltd. ADR	95,950	3,110
Infosys, Ltd. ADR^	10,360	467
Japan - 14.9%
Canon, Inc. ^	77,900	3,109
Denso Corp.	107,600	3,677
FANUC Corp.	15,500	2,548
Honda Motor Co., Ltd. ^	91,800	3,203
Hoya Corp.	95,900	2,113
INPEX Corp.	543	3,050
Lawson, Inc. ^	60,800	4,252
NTT DOCOMO, INC.	836	1,391
Shin-Etsu Chemical Co., Ltd.	80,100	4,411
Korea, Republic of - 1.4%
Samsung Electronics Co., Ltd.	2,588	2,741
Netherlands - 7.2%
Akzo Nobel NV	56,656	2,666
Heineken NV	92,082	4,801
ING Groep NV ‡	486,703	3,263
Randstad Holding NV	99,658	2,938
Singapore - 1.0%
DBS Group Holdings, Ltd.	104,000	1,149
Singapore Telecommunications, Ltd.	266,700	698
South Africa - 0.5%
MTN Group, Ltd.	56,711	982
Spain - 3.1%
Amadeus IT Holding SA - Class A	136,730	2,897
Banco Santander SA	293,752	1,943
Red Electrica Corp. SA ^	19,691	859
Sweden - 0.9%
Hennes & Mauritz AB - Class B	49,250	1,768
Switzerland - 10.3%
Cie Financiere Richemont SA	10,474	575
Givaudan SA ‡	890	874
Julius Baer Group, Ltd. ‡	94,958	3,443
Nestle SA	96,660	5,769
Roche Holding AG	20,493	3,540
Sonova Holding AG ‡	14,252	1,379

	Shares	Value (000’s)
Switzerland (continued)
Swiss Re AG ‡	22,733	$1,433
UBS AG ‡	206,262	2,414
Taiwan - 2.3%
Hon Hai Precision Industry Co., Ltd.	523,900	1,584
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ‡	195,227	2,725
United Kingdom - 19.8%
Barclays PLC	365,543	934
BG Group PLC	89,920	1,841
Burberry Group PLC	40,968	853
Compass Group PLC	381,650	4,006
Diageo PLC	172,825	4,455
Hays PLC	733,036	847
HSBC Holdings PLC	788,039	6,944
Reckitt Benckiser Group PLC	49,602	2,622
Rio Tinto PLC	62,040	2,948
Royal Dutch Shell PLC - Class A	97,870	3,297
Smiths Group PLC	113,800	1,807
Standard Chartered PLC	147,548	3,205
WPP PLC	263,363	3,197
United States - 1.1%
Check Point Software Technologies, Ltd. ‡^	21,440	1,063
Delphi Automotive PLC ‡	34,110	870

Total Common Stocks (cost $180,828)		185,104

SECURITIES LENDING COLLATERAL - 11.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	20,706,121	20,706
Total Securities Lending Collateral (cost $20,706)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $5,447 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $5,558.	$5,447	5,447
Total Repurchase Agreement (cost $5,447)

Total Investment Securities (cost $206,981) P		211,257
Other Assets and Liabilities - Net		(23,805)

Net Assets		$187,452

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	9.9%	$20,938
Chemicals	8.5	18,009
Beverages	6.2	13,002
Pharmaceuticals	5.5	11,599
Food Products	4.5	9,437
Oil, Gas & Consumable Fuels	4.3	9,045
Insurance	2.9	6,175
Capital Markets	2.8	5,857
Diversified Financial Services	2.7	5,686
Semiconductors & Semiconductor Equipment	2.6	5,466
Electrical Equipment	2.6	5,418
Software	2.5	5,233
Textiles, Apparel & Luxury Goods	2.3	4,814
Auto Components	2.1	4,547
Wireless Telecommunication Services	2.0	4,261
Food & Staples Retailing	2.0	4,252
Road & Rail	2.0	4,230
Personal Products	1.9	4,084
Hotels, Restaurants & Leisure	1.9	4,006
Professional Services	1.8	3,785
Electronic Equipment & Instruments	1.7	3,697
IT Services	1.6	3,364
Automobiles	1.5	3,203
Media	1.5	3,197
Office Electronics	1.5	3,109
Metals & Mining	1.4	2,948
Household Products	1.2	2,622
Machinery	1.2	2,548
Distributors	1.2	2,541
Diversified Telecommunication Services	1.0	2,219
Industrial Conglomerates	0.9	1,807
Specialty Retail	0.8	1,768
Health Care Equipment & Supplies	0.7	1,378
Electric Utilities	0.4	859

Investment Securities, at Value	87.6	185,104
Short-Term Investments	12.4	26,153

Total Investments	100.0%	$211,257

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $19,717.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $206,981. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,123 and $15,847, respectively. Net unrealized appreciation for tax purposes is $4,276.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$9,639	$175,465	$—	$185,104
Repurchase Agreement	—	5,447	—	5,447
Securities Lending Collateral	20,706	—	—	20,706

Total	$30,345	$180,912	$—	$211,257

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $201,534)	$205,810
(including securities loaned of $19,717)
Repurchase agreement, at value (cost: $5,447)	5,447
Foreign currency, at value (cost: $433)	432
Receivables:
Investment securities sold	217
Shares sold	88
Securities lending income (net)	12
Dividends	386
Dividend reclaims	565
Other	2
Prepaid expenses	2

	212,961

Liabilities:
Due to custodian
Accounts payable and accrued liabilities:	—	(A)
Investment securities purchased	4,385
Shares redeemed	209
Management and advisory fees	127
Distribution and service fees	5
Administration fees	4
Printing and shareholder reports fees	39
Audit and tax fees	10
Other	24
Collateral for securities on loan	20,706

	25,509

Net assets	$187,452

Net assets consist of:
Capital stock ($.01 par value)	$285
Additional paid-in capital	208,131
Undistributed net investment income	5,876
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(31,152)
Net unrealized appreciation (depreciation) on:
Investment securities	4,276
Translation of assets and liabilities denominated in foreign currencies	36

Net assets	$187,452

Net assets by class:
Initial Class	$161,650
Service Class	25,802
Shares outstanding:
Initial Class	24,528
Service Class	3,971
Net asset value and offering price per share:
Initial Class	$6.59
Service Class	6.50

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $346)	$3,545
Securities lending income (net)	136

3,681

Expenses:
Management and advisory	864
Distribution and service:
Service Class	31
Printing and shareholder reports	20
Custody	72
Administration	21
Legal	4
Audit and tax	7
Trustees	3
Transfer agent	1
Other	3

Total expenses	1,026

Net investment income	2,655

Net realized gain (loss) on transactions from:
Investment securities	330
Foreign currency transactions	(76)

254

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	7,600
Translation of assets and liabilities denominated in foreign currencies	(11)

Change in unrealized appreciation (depreciation)	7,589

Net realized and change in unrealized gain	7,843

Net increase in net assets resulting from operations	$10,498

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$2,655	$3,435
Net realized gain from investment securities and foreign currency transactions	254	3,272
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translations	7,589	(26,827)

Net increase (decrease) in net assets resulting from operations	10,498	(20,120)

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,211)
Service Class	—	(233)

	—	(2,444)

Capital share transactions:
Proceeds from shares sold:
Initial Class	17,414	32,782
Service Class	9,528	11,384

	26,942	44,166

Dividends and distributions reinvested:
Initial Class	—	2,211
Service Class	—	233

	—	2,444

Cost of shares redeemed:
Initial Class	(21,555)	(49,627)
Service Class	(5,373)	(8,650)

	(26,928)	(58,277)

Net increase (decrease) in net assets from capital shares transactions	14	(11,667)

Net increase (decrease) in net assets	10,512	(34,231)

Net assets:
Beginning of period/year	176,940	211,171

End of period/year	$187,452	$176,940

Undistributed net investment income	$5,876	$3,221

Share activity:
Shares issued:
Initial Class	2,657	4,690
Service Class	1,429	1,660

	4,086	6,350

Shares issued-reinvested from distributions:
Initial Class	—	347
Service Class	—	37

	—	384

Shares redeemed:
Initial Class	(3,253)	(7,117)
Service Class	(846)	(1,278)

	(4,099)	(8,395)

Net increase (decrease) in shares outstanding:
Initial Class	(596)	(2,080)
Service Class	583	419

	(13)	(1,661)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$6.22		$7.01	$6.44	$4.98	$8.88	$10.03
Investment operations
Net investment income(A)	0.09		0.12	0.09	0.08	0.15	0.18
Net realized and unrealized gain (loss)	0.28		(0.82)	0.57	1.53	(3.04)	0.63

Total operations	0.37		(0.70)	0.66	1.61	(2.89)	0.81

Distributions
From net investment income	—		(0.09)	(0.09)	(0.15)	(0.13)	(1.00)
From net realized gains	—		—	—	—	(0.88)	(1.86)

Total distributions	—		(0.09)	(0.09)	(0.15)	(1.01)	(1.96)

Net asset value
End of period/year	$6.59		$6.22	$7.01	$6.44	$4.98	$8.88

Total return(B)	5.95	%(C)	(10.06)%	10.50%	32.68%	(35.29)%	9.15%

Net assets end of period/year (000’s)	$161,650		$156,152	$190,625	$191,514	$167,025	$327,306
Ratio and supplemental data
Expenses to average net assets	1.04	%(D)	1.04%	1.05%	1.08%	1.05%	1.05%
Net investment income, to average net assets	2.78	%(D)	1.72%	1.36%	1.58%	2.03%	1.77%
Portfolio turnover rate	15	%(C)	28%	25%	18%	26%	35%

For a share outstanding throughout each period	Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$6.14		$6.92	$6.36	$4.92	$8.80	$9.97
Investment operations
Net investment income(A)	0.09		0.10	0.07	0.06	0.12	0.12
Net realized and unrealized gain (loss)	0.27		(0.81)	0.57	1.51	(3.01)	0.66

Total operations	0.36		(0.71)	0.64	1.57	(2.89)	0.78

Distributions
From net investment income	—		(0.07)	(0.08)	(0.13)	(0.11)	(0.09)
From net realized gains	—		—	—	—	(0.88)	(1.86)

Total distributions	—		(0.07)	(0.08)	(0.13)	(0.99)	(1.95)

Net asset value
End of period/year	$6.50		$6.14	$6.92	$6.36	$4.92	$8.80

Total return(B)	5.86	%(C)	(10.22)%	10.30%	32.24%	(35.54)%	8.87%

Net assets end of period/year (000’s)	$25,802		$20,788	$20,546	$13,324	$7,656	$14,658
Ratio and supplemental data
Expenses to average net assets	1.29	%(D)	1.29%	1.30%	1.33%	1.30%	1.30%
Net investment income, to average net assets	2.67	%(D)	1.45%	1.06%	1.17%	1.76%	1.27%
Portfolio turnover rate	15	%(C)	28%	25%	18%	26%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica BlackRock Tactical Allocation VP	$12,826	6.84%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.90%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.125% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reimbursed during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$29,608
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	28,826
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Morgan Stanley Active International Allocation VP
Initial Class	$1,000.00	$1,023.80	$5.38	$1,019.54	$5.37	1.07%
Service Class	1,000.00	1,022.80	6.64	1,018.30	6.62	1.32

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	88.7%
Repurchase Agreement	8.9
Securities Lending Collateral	5.5
Preferred Stocks	0.5
Rights	0.0	(B)
Other Assets and Liabilities - Net(A)	(3.6)

Total	100.0%

(A)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

(B)	Rounds to less than 0.1%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA, 1.50% ▲	2,799	$186
Porsche Automobil Holding SE, 1.89% ▲^	537	27
ProSiebenSat.1 Media AG, 12.82% ▲	3,316	74
RWE AG, 6.76% ▲^	121	4
Volkswagen AG, 2.45% ▲	1,666	265
Korea, Republic of - 0.0% ¥
Samsung Electronics Co., Ltd., 0.69% ▲	34	22

Total Preferred Stocks (cost $622)		578

COMMON STOCKS - 88.7%
Australia - 5.2%
AGL Energy, Ltd.	2,775	42
Alumina, Ltd. ^	18,994	16
Amcor, Ltd.	8,598	63
AMP, Ltd.	27,414	109
Asciano, Ltd.	1,283	6
ASX, Ltd.	1,383	42
Australia & New Zealand Banking Group, Ltd.	46,505	1,059
BHP Billiton, Ltd.	21,413	697
Boral, Ltd. ^	7,830	24
Brambles, Ltd.	6,022	38
Caltex Australia, Ltd.	1,871	26
Centro Retail Australia REIT	11,505	23
Coca-Cola Amatil, Ltd.	2,399	33
Commonwealth Bank of Australia ^	12,111	663
CSL, Ltd.	1,482	60
Echo Entertainment Group, Ltd. ^	1,690	7
Fortescue Metals Group, Ltd. ^	8,311	42
GPT Group REIT	17,934	61
Iluka Resources, Ltd. ^	457	5
Incitec Pivot, Ltd.	11,689	35
Insurance Australia Group, Ltd.	24,033	86
James Hardie Industries SE	3,406	28
Leighton Holdings, Ltd. ^	749	13
Lend Lease Corp., Ltd.	2,142	16
Macquarie Group, Ltd.	3,468	94
National Australia Bank, Ltd.	16,546	403
Newcrest Mining, Ltd.	3,037	71
Orica, Ltd.	2,519	64
Origin Energy, Ltd.	5,465	69
OZ Minerals, Ltd.	2,558	21
QBE Insurance Group, Ltd.	10,935	151
QR National, Ltd.	1,574	6
Rio Tinto, Ltd. ^	2,978	175
Santos, Ltd.	3,337	37
Sims Metal Management, Ltd.	2,313	23
Sonic Healthcare, Ltd.	595	8
Stockland REIT	29,025	92
Suncorp Group, Ltd.	12,467	104
TABCORP Holdings, Ltd.	1,732	5
Telstra Corp., Ltd.	13,909	53
Transurban Group	5,080	30
Wesfarmers, Ltd.	2,888	89
Westfield Group REIT	16,479	162
Westfield Retail Trust REIT	28,800	84
Westpac Banking Corp.	21,294	465
Woodside Petroleum, Ltd.	2,952	95
Woolworths, Ltd.	5,686	156
WorleyParsons, Ltd.	218	6
Austria - 0.4%
Andritz AG	894	46
Erste Group Bank AG ‡	3,626	69
OMV AG	4,055	128
Raiffeisen Bank International AG ^	488	16

	Shares	Value (000’s)
Austria (continued)
Telekom Austria AG	10,239	$101
Verbund AG	2,098	48
Vienna Insurance Group AG	1,248	50
Voestalpine AG ^	3,603	96
Belgium - 0.5%
Ageas	3,888	8
Anheuser-Busch InBev NV	7,167	565
Anheuser-Busch InBev NV - STRIP VVPR ‡	2,616	¿
Belgacom SA	1,075	31
Delhaize Group SA	752	28
Groupe Bruxelles Lambert SA	724	49
Mobistar SA	814	28
Solvay SA - Class A	457	45
Telenet Group Holding NV	500	22
UCB SA	1,027	52
Umicore SA	972	45
Brazil - 0.1%
All America Latina Logistica SA	4,800	20
BRF - Brasil Foods SA ‡	6,940	105
Canada - 0.9%
Agnico-Eagle Mines, Ltd. ^	1,400	57
Barrick Gold Corp.	8,200	309
Eldorado Gold Corp.	4,600	57
Franco-Nevada Corp. ^	1,100	50
Goldcorp, Inc.	6,500	245
IAMGOLD Corp. ^	3,100	37
Kinross Gold Corp.	9,300	76
New Gold, Inc. ‡	3,700	35
Yamana Gold, Inc.	6,300	97
Denmark - 1.1%
A.P. Moller - Maersk A/S - Class B	22	145
DSV A/S	3,219	64
Novo Nordisk A/S - Class B	4,354	631
Novozymes A/S	4,375	113
TDC A/S	10,871	76
Finland - 1.0%
Elisa OYJ ^	3,573	72
Fortum OYJ	5,889	112
Kesko OYJ - Class B ^	4,178	109
Kone OYJ - Class B	1,883	114
Metso OYJ	6,990	240
Neste Oil OYJ ^	4,345	49
Nokia OYJ	56,151	115
Sampo OYJ - Class A	3,261	85
Stora Enso OYJ - Class R ^	6,559	40
UPM-Kymmene OYJ ^	11,959	135
Wartsila OYJ Abp	1,484	49
France - 2.7%
Accor SA	577	18
Air Liquide SA	621	71
Alcatel-Lucent ‡^	6,177	10
Alstom SA ^	4,870	154
AtoS	112	7
AXA SA	4,450	59
Bouygues SA ^	5,361	144
Capital Gemini SA	405	15
Carrefour SA ^	2,036	38
Casino Guichard Perrachon SA	274	24
Cie de St-Gobain	503	19
Cie Generale de Geophysique-Veritas ‡	4,236	110
Cie Generale des Etablissements Michelin - Class B	293	19
Cie Generale D’optique Essilor International SA	516	48
CNP Assurances ‡^	986	12
Danone SA	4,929	306

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
France (continued)
Dassault Systemes SA	173	$16
Edenred	577	16
Electricite de France SA ^	357	8
Eurazeo NPV	138	5
European Aeronautic Defence and Space Co., NV ^	758	27
Fonciere Des Regions REIT	124	9
France Telecom SA	2,900	38
GDF Suez	2,617	62
Gecina SA REIT ^	100	9
Gemalto NV ^	915	66
ICADE REIT ^	122	9
Imerys SA	172	9
Klepierre REIT	462	15
Lafarge SA ^	3,108	138
Lagardere SCA	544	15
L’Oreal SA	182	21
LVMH Moet Hennessy Louis Vuitton SA	161	25
Pernod-Ricard SA ^	198	21
Peugeot SA ‡^	713	7
PPR SA	328	47
Publicis Groupe SA ^	398	18
Remy Cointreau SA	204	22
Renault SA	298	12
Rexel SA	1,170	20
Safran SA ^	318	12
Sanofi	6,432	487
Schneider Electric SA	1,834	102
SCOR SE	2,084	51
SES SA	1,616	38
Societe BIC SA	160	17
Sodexo	330	26
STMicroelectronics NV	2,234	12
Technip SA	1,687	177
Thales SA ^	280	9
Total SA	9,121	411
Unibail-Rodamco SE REIT	569	105
Vallourec SA	190	8
Veolia Environnement SA	1,132	14
Vinci SA	3,354	157
Vivendi SA	6,060	113
Zodiac SA ^	423	43
Germany - 8.4%
Adidas AG	1,384	99
Allianz SE	5,784	583
BASF SE	9,414	655
Bayer AG	13,945	1,005
Bayerische Motoren Werke AG	3,682	266
Beiersdorf AG	2,966	193
Celesio AG	837	14
Commerzbank AG ‡	5,030	9
Continental AG	392	33
Daimler AG	9,481	426
Deutsche Bank AG	3,301	119
Deutsche Boerse AG	2,447	132
Deutsche Lufthansa AG	1,152	13
Deutsche Post AG	20,364	360
Deutsche Telekom AG	32,753	358
E.ON AG	26,319	569
Fresenius Medical Care AG & Co., KGaA	3,130	221
Fresenius SE & Co. KGaA	1,964	203
GEA Group AG	590	16
Hannover Rueckversicherung AG	1,552	92
HeidelbergCement AG	1,475	71
Henkel AG & Co. KGaA	2,919	162
Hochtief AG ‡	921	45
Hugo Boss AG ^	156	15

	Shares	Value (000’s)
Germany (continued)
Infineon Technologies AG	17,410	$118
K+S AG	2,519	115
Lanxess AG	1,815	115
Linde AG	1,841	287
Merck KGaA	204	20
Metro AG	2,256	66
Muenchener Rueckversicherungs AG	2,494	353
RWE AG	6,050	247
SAP AG	13,763	816
Siemens AG	14,852	1,249
ThyssenKrupp AG	2,437	40
Volkswagen AG	430	65
Hong Kong - 0.0% ¥
China Merchants Holdings International Co., Ltd.	27	¿
Henderson Land Development Co., Ltd.	82	¿
Hong Kong Exchanges and Clearing, Ltd. ^	66	1
MGM China Holdings, Ltd.	12,800	20
Indonesia - 0.1%
Adaro Energy PT	45,600	7
Astra International PT	85,000	63
Bank Central Asia PT	52,500	41
Bank Danamon Indonesia PT	13,500	9
Bank Mandiri Persero PT	40,000	31
Bank Negara Indonesia Persero PT	34,500	14
Bank Rakyat Indonesia Persero PT	48,500	33
Bumi Resources PT	79,000	9
Charoen Pokphand Indonesia PT	37,000	14
Gudang Garam PT	2,500	17
Indo Tambangraya Megah PT	1,900	7
Indocement Tunggal Prakarsa PT	6,500	12
Indofood Sukses Makmur PT	20,000	10
Kalbe Farma PT	22,500	9
Perusahaan Gas Negara Persero PT	46,500	18
Semen Gresik Persero PT	15,500	19
Tambang Batubara Bukit Asam Persero PT	3,500	6
Telekomunikasi Indonesia Persero PT	42,000	37
Unilever Indonesia PT	6,500	16
United Tractors PT	7,621	18
Japan - 21.6%
ABC-Mart, Inc.	700	26
Advantest Corp. ^	3,300	52
AEON Mall Co., Ltd.	2,200	47
Ajinomoto Co., Inc.	20,000	278
Amada Co., Ltd.	4,000	24
Asahi Glass Co., Ltd. ^	42,000	282
Asahi Kasei Corp.	17,000	92
Asics Corp. ^	4,500	57
Astellas Pharma, Inc.	8,300	362
Bank of Kyoto, Ltd. ^	4,000	30
Bank of Yokohama, Ltd.	18,000	85
Benesse Holdings, Inc.	400	18
Bridgestone Corp. ^	16,300	375
Casio Computer Co., Ltd. ^	6,400	42
Central Japan Railway Co.	19	150
Chiba Bank, Ltd.	8,000	48
Chubu Electric Power Co., Inc.	2,900	47
Chugai Pharmaceutical Co., Ltd. ^	4,100	78
Citizen Holdings Co., Ltd.	6,000	35
Credit Saison Co., Ltd.	1,900	42
DAI Nippon Printing Co., Ltd.	5,000	39
Daicel Corp.	2,000	12
Daihatsu Motor Co., Ltd. ^	5,000	88
Daiichi Sankyo Co., Ltd.	12,100	204
Daikin Industries, Ltd.	1,700	48
Daito Trust Construction Co., Ltd.	2,000	190

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Daiwa House Industry Co., Ltd.	12,000	$170
Daiwa Securities Group, Inc. ^	24,000	90
Denki Kagaku Kogyo KK	6,000	21
Denso Corp.	6,600	226
East Japan Railway Co.	4,300	269
Eisai Co., Ltd.	11,500	504
FANUC Corp.	2,900	476
Fast Retailing Co., Ltd.	1,900	380
Fuji Heavy Industries, Ltd.	17,000	138
FUJIFILM Holdings Corp.	6,300	119
Fujitsu, Ltd.	24,000	115
Fukuoka Financial Group, Inc.	11,000	43
Furukawa Electric Co., Ltd.	9,000	21
GS Yuasa Corp. ^	4,000	18
Hamamatsu Photonics KK	1,900	64
Hankyu Hanshin Holdings, Inc.	12,000	61
Hirose Electric Co., Ltd. ^	600	59
Hisamitsu Pharmaceutical Co., Inc.	1,100	54
Hitachi Construction Machinery Co., Ltd. ^	600	11
Hitachi Metals, Ltd.	5,000	60
Hitachi, Ltd.	43,000	266
Honda Motor Co., Ltd. ^	15,900	555
Hoya Corp.	17,900	395
Ibiden Co., Ltd.	2,000	36
IHI Corp.	14,000	30
INPEX Corp.	25	140
Isuzu Motors, Ltd.	37,000	198
ITOCHU Corp.	14,200	149
ITOCHU Techno-Solutions Corp. ^	600	29
Japan Real Estate Investment Corp. REIT	12	110
Japan Retail Fund Investment Corp. REIT	42	67
Japan Steel Works, Ltd.	8,000	44
JFE Holdings, Inc.	4,400	74
JGC Corp.	8,000	231
Joyo Bank, Ltd. ^	11,000	50
JSR Corp.	7,700	134
JX Holdings, Inc.	30,700	158
Kajima Corp.	14,000	41
Kaneka Corp. ^	4,000	22
Kansai Electric Power Co., Inc.	5,200	62
Kansai Paint Co., Ltd.	6,000	64
Kawasaki Heavy Industries, Ltd. ^	14,000	38
Keikyu Corp. ^	4,000	36
KEIO Corp.	2,000	14
Keyence Corp.	750	186
Kintetsu Corp. ^	20,000	80
Kobe Steel, Ltd.	32,000	38
Komatsu, Ltd.	15,400	367
Konami Corp. ^	2,300	52
Konica Minolta Holdings, Inc.	9,000	71
Kubota Corp.	23,000	213
Kuraray Co., Ltd.	15,000	194
Kurita Water Industries, Ltd. ^	800	19
Kyocera Corp.	2,000	173
Kyushu Electric Power Co., Inc.	1,700	20
LIXIL Group Corp.	2,400	51
Mabuchi Motor Co., Ltd. ^	400	16
Makita Corp.	1,100	39
Marubeni Corp.	21,000	140
Mitsubishi Chemical Holdings Corp.	19,500	86
Mitsubishi Corp.	12,300	249
Mitsubishi Electric Corp. ^	18,000	151
Mitsubishi Estate Co., Ltd.	29,000	521
Mitsubishi Heavy Industries, Ltd.	31,000	126
Mitsubishi Materials Corp.	24,000	70
Mitsubishi Tanabe Pharma Corp.	4,300	62
Mitsubishi UFJ Financial Group, Inc. ^	63,208	303

	Shares	Value (000’s)
Japan (continued)
Mitsui & Co., Ltd.	14,400	$214
Mitsui Chemicals, Inc.	7,000	18
Mitsui Fudosan Co., Ltd.	20,000	389
Mizuho Financial Group, Inc.	206,300	348
MS&AD Insurance Group Holdings	6,200	108
Murata Manufacturing Co., Ltd.	2,600	137
Nabtesco Corp. ^	1,100	25
NEC Corp. ‡^	35,000	54
Nexon Co., Ltd. ‡	1,200	23
NGK Insulators, Ltd.	4,000	44
NGK Spark Plug Co., Ltd.	7,000	92
NHK Spring Co., Ltd.	4,000	43
Nidec Corp. ^	1,200	91
Nikon Corp.	4,500	137
Nintendo Co., Ltd.	1,100	128
Nippon Building Fund, Inc. REIT ^	15	145
Nippon Electric Glass Co., Ltd.	6,000	36
Nippon Express Co., Ltd.	14,000	58
Nippon Paper Group, Inc. ^	3,300	52
Nippon Steel Corp. ^	56,000	127
Nippon Telegraph & Telephone Corp.	3,000	140
Nippon Yusen KK ^	16,000	42
Nishi-Nippon City Bank, Ltd.	6,000	15
Nissan Motor Co., Ltd.	22,900	217
Nitto Denko Corp.	8,000	343
NKSJ Holdings, Inc.	2,500	53
Nomura Holdings, Inc.	29,800	111
Nomura Research Institute, Ltd.	2,000	44
NSK, Ltd.	8,000	52
NTN Corp.	7,000	22
NTT Data Corp.	21	64
NTT DOCOMO INC	47	78
Obayashi Corp.	12,000	53
OJI Paper Co., Ltd. ^	18,000	69
Omron Corp.	3,600	76
Ono Pharmaceutical Co., Ltd.	1,400	88
Oracle Corp. Japan	1,000	43
Oriental Land Co., Ltd.	800	91
ORIX Corp. ^	270	25
Osaka Gas Co., Ltd.	13,000	54
Otsuka Holdings Co., Ltd.	4,400	135
Panasonic Corp. ^	23,600	194
Resona Holdings, Inc.	3,800	16
Rinnai Corp. ^	900	62
ROHM Co., Ltd.	1,900	73
Sanrio Co., Ltd. ^	1,400	51
Santen Pharmaceutical Co., Ltd.	3,700	152
SBI Holdings, Inc. ^	199	15
Secom Co., Ltd.	1,800	83
Seiko Epson Corp. ^	2,100	21
Sekisui Chemical Co., Ltd.	5,000	46
Sekisui House, Ltd.	12,000	113
Sharp Corp. ^	11,000	56
Shimamura Co., Ltd.	200	23
Shimano, Inc. ^	2,100	138
Shimizu Corp.	12,000	42
Shin-Etsu Chemical Co., Ltd.	6,900	380
Shinsei Bank, Ltd.	15,000	18
Shionogi & Co., Ltd.	5,400	73
Shizuoka Bank, Ltd. ^	8,000	82
Showa Denko KK	11,000	21
Showa Shell Sekiyu KK ^	1,400	9
SMC Corp.	1,100	191
Softbank Corp.	9,900	369
Sony Corp.	8,100	116
Stanley Electric Co., Ltd.	700	11
Sumitomo Chemical Co., Ltd.	19,000	58

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Sumitomo Corp.	9,500	$133
Sumitomo Electric Industries, Ltd.	5,900	74
Sumitomo Heavy Industries, Ltd.	6,000	27
Sumitomo Metal Industries, Ltd.	35,000	58
Sumitomo Metal Mining Co., Ltd.	18,000	203
Sumitomo Mitsui Financial Group, Inc.	12,100	400
Sumitomo Mitsui Trust Holdings, Inc. ^	81,000	242
Sumitomo Realty & Development Co., Ltd.	9,000	221
Sysmex Corp.	1,100	44
T&D Holdings, Inc.	5,100	54
Taiheiyo Cement Corp.	10,000	23
Taisei Corp.	14,000	38
Takeda Pharmaceutical Co., Ltd.	16,000	726
TDK Corp. ^	1,800	73
Teijin, Ltd. ^	14,000	43
Terumo Corp.	4,100	168
THK Co., Ltd.	4,400	83
Tobu Railway Co., Ltd.	13,000	68
Tohoku Electric Power Co., Inc. ‡^	2,500	25
Tokio Marine Holdings, Inc.	7,848	197
Tokyo Electron, Ltd.	3,800	178
Tokyo Gas Co., Ltd.	14,000	72
Tokyu Corp.	18,000	85
Tokyu Land Corp. ^	15,000	74
TonenGeneral Sekiyu KK ^	6,000	53
Toppan Printing Co., Ltd.	5,000	33
Toray Industries, Inc.	59,000	402
Toshiba Corp.	36,000	137
Tosoh Corp.	7,000	19
TOTO, Ltd. ^	6,000	45
Toyo Seikan Kaisha, Ltd.	2,600	32
Toyota Industries Corp.	1,300	37
Toyota Motor Corp.	20,800	839
Trend Micro, Inc. ^	4,900	145
Uni-Charm Corp. ^	2,200	125
Ushio, Inc.	800	10
West Japan Railway Co.	300	12
Yahoo! Japan Corp. ^	241	78
Yamada Denki Co., Ltd.	1,370	70
Yamaha Corp.	1,400	14
Yamato Holdings Co., Ltd. ^	3,700	60
Yaskawa Electric Corp.	6,000	46
Yokogawa Electric Corp. ^	4,100	42
Korea, Republic of - 0.6%
Cheil Industries, Inc.	133	12
Daewoo Securities Co., Ltd.	340	3
Doosan Heavy Industries & Construction Co., Ltd.	178	9
E-Mart Co., Ltd.	44	10
GS Engineering & Construction Corp.	115	8
Hana Financial Group, Inc.	350	11
Hyundai Engineering & Construction Co., Ltd.	140	8
Hyundai Heavy Industries Co., Ltd.	78	18
Hyundai Mobis	109	26
Hyundai Motor Co.	262	54
Hyundai Steel Co.	140	10
Industrial Bank of Korea	570	6
KB Financial Group, Inc.	660	22
KIA Motors Corp.	390	26
Korea Electric Power Corp. ‡	470	11
Korea Exchange Bank ‡	950	7
KT Corp.	390	10
KT&G Corp.	206	15
LG Chem, Ltd.	82	21
LG Corp.	317	15
LG Display Co., Ltd. ‡	420	8

	Shares	Value (000’s)
Korea, Republic of (continued)
LG Electronics, Inc.	186	$10
Lotte Shopping Co., Ltd.	24	7
NHN Corp.	78	17
OCI Co., Ltd.	33	7
POSCO	110	35
Samsung C&T Corp.	272	16
Samsung Electro-Mechanics Co., Ltd.	108	10
Samsung Electronics Co., Ltd.	691	731
Samsung Engineering Co., Ltd.	66	10
Samsung Fire & Marine Insurance Co., Ltd.	71	14
Samsung Heavy Industries Co., Ltd.	420	14
Samsung SDI Co., Ltd.	67	9
Samsung Securities Co., Ltd.	133	6
Samsung Techwin Co., Ltd.	72	5
Shinhan Financial Group Co., Ltd.	730	26
Shinsegae Co., Ltd.	15	3
SK Hynix, Inc. ‡	840	18
SK Innovation Co., Ltd.	118	14
SK Telecom Co., Ltd.	92	10
S-Oil Corp.	130	10
Woori Finance Holdings Co., Ltd.	440	5
Netherlands - 2.7%
Akzo Nobel NV	2,786	131
ArcelorMittal	6,973	107
ASML Holding NV	5,684	292
Corio NV REIT ^	674	30
Fugro NV	869	53
Heineken NV	6,302	329
ING Groep NV ‡	39,446	265
Koninklijke Ahold NV	12,589	156
Koninklijke Boskalis Westminster NV	2,250	74
Koninklijke DSM NV	1,210	60
Koninklijke KPN NV ^	14,799	142
Koninklijke Philips Electronics NV	18,490	365
Randstad Holding NV	2,277	67
Reed Elsevier NV	9,249	106
SBM Offshore NV ‡	2,197	30
TNT Express NV	12,112	142
Unilever NV	13,315	445
Wolters Kluwer NV	10,910	173
Norway - 1.3%
Aker Solutions ASA	5,950	84
DNB ASA	9,282	92
Norsk Hydro ASA ^	6,059	27
Orkla ASA	15,491	112
Statoil ASA	9,152	218
Subsea 7 SA	1,677	33
Telenor ASA	32,389	540
Veripos, Inc. ‡ǝ	167	¿
Yara International ASA	8,024	351
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	108,000	126
Aboitiz Power Corp.	93,300	76
Alliance Global Group, Inc.	206,100	57
Ayala Corp.	11,316	127
Ayala Land, Inc.	271,600	140
Bank of the Philippine Islands	91,800	163
Energy Development Corp.	395,000	57
Manila Electric Co.	14,550	88
Metropolitan Bank & Trust	54,100	119
Philippine Long Distance Telephone Co.	2,410	153
SM Investments Corp.	9,450	164
SM Prime Holdings, Inc.	341,250	106
Singapore - 2.1%
Ascendas Real Estate Investment Trust	16,000	27
CapitaLand, Ltd.	35,000	75

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Singapore (continued)
CapitaMall Trust REIT	31,000	$47
City Developments, Ltd.	8,000	71
ComfortDelGro Corp., Ltd.	25,000	31
DBS Group Holdings, Ltd.	30,000	331
Fraser and Neave, Ltd.	16,000	89
Genting Singapore PLC ^	103,000	116
Golden Agri-Resources, Ltd. ^	85,626	46
Keppel Corp., Ltd.	22,000	180
Noble Group, Ltd.	30,545	27
Olam International, Ltd. ^	7,000	10
Oversea-Chinese Banking Corp.	56,000	392
SembCorp Industries, Ltd.	16,000	65
SembCorp Marine, Ltd. ^	11,000	42
Singapore Airlines, Ltd.	3,000	25
Singapore Airlines, Ltd. ^	7,003	58
Singapore Exchange, Ltd.	9,000	45
Singapore Press Holdings, Ltd. ^	11,000	34
Singapore Technologies Engineering, Ltd.	19,000	47
Singapore Telecommunications, Ltd.	111,000	290
United Overseas Bank, Ltd.	25,000	371
Wilmar International, Ltd. ^	16,000	46
Sweden - 3.7%
Alfa Laval AB	2,620	45
Assa Abloy AB - Series B	3,029	85
Atlas Copco AB - Class A	7,272	156
Atlas Copco AB - Class B	4,693	89
Boliden AB	4,909	68
Electrolux AB - Series B	4,928	98
Elekta AB - Class B	1,168	53
Getinge AB - Class B	4,601	114
Hennes & Mauritz AB - Class B	11,497	413
Holmen AB - Class B	643	18
Husqvarna AB - Class B	7,478	35
Investor AB - Class B	5,909	113
Lundin Petroleum AB ‡	2,460	46
Nordea Bank AB	43,503	375
Sandvik AB	10,905	140
Securitas AB - Class B	8,945	70
Skanska AB - Class B	12,931	198
SKF AB - Class B	2,402	47
SSAB AB - Series A ^	2,185	18
Svenska Cellulosa AB - Class B	10,504	158
Svenska Handelsbanken AB - Class A	12,281	404
Swedish Match AB	3,026	122
Tele2 AB - Class B	5,442	84
Telefonaktiebolaget LM Ericsson - Class B	56,624	518
TeliaSonera AB	27,159	174
Volvo AB - Class A	4,590	53
Volvo AB - Class B	9,942	114
Switzerland - 7.7%
ABB, Ltd. ‡	41,601	679
Baloise Holding AG	487	32
Banque Cantonale Vaudoise	47	25
Cie Financiere Richemont SA	1,781	98
Credit Suisse Group AG ‡	5,562	102
GAM Holding AG ‡	1,390	16
Geberit AG ‡	334	66
Givaudan SA ‡	52	51
Holcim, Ltd. ‡	1,917	106
Julius Baer Group, Ltd. ‡	2,126	77
Logitech International SA ‡^	3,129	34
Lonza Group AG ‡	313	13
Nestle SA	47,063	2,809
Novartis AG	25,185	1,408
Pargesa Holding SA (Bearer Shares)	65	4
Roche Holding AG	6,864	1,186
Schindler Holding AG	928	104

	Shares	Value (000’s)
Switzerland (continued)
Straumann Holding AG ^	435	$64
Swatch Group AG - BR	109	43
Swatch Group AG - Reg	213	15
Swiss Life Holding AG ‡	282	27
Swiss Prime Site AG ‡	489	41
Swiss Re AG ‡	3,869	244
Swisscom AG	192	77
Syngenta AG	2,088	716
UBS AG ‡	18,805	219
Zurich Insurance Group AG ‡	979	221
Thailand - 0.3%
Bangkok Bank PCL	8,300	50
Bangkok Bank PCL - Foreign Reg	15,000	99
Bank of Ayudhya PCL	33,300	32
Kasikornbank PCL	10,500	54
Kasikornbank PCL - Foreign	20,600	108
Krung Thai Bank PCL	46,200	23
Siam Commercial Bank PCL	26,900	125
United Kingdom - 27.0%
3i Group PLC	5,728	18
Aberdeen Asset Management PLC	10,482	43
Admiral Group PLC	1,882	35
Aggreko PLC	19,976	649
AMEC PLC	4,154	65
Anglo American PLC	19,426	638
ARM Holdings PLC	43,524	345
AstraZeneca PLC	21,226	949
Aviva PLC	24,610	105
BAE Systems PLC	52,066	236
Balfour Beatty PLC	30,009	140
Barclays PLC	94,611	242
BG Group PLC	48,966	1,002
BHP Billiton PLC	13,158	374
BP PLC	195,938	1,309
British American Tobacco PLC	18,601	945
British Land Co., PLC REIT	12,119	97
British Sky Broadcasting Group PLC	37,397	408
BT Group PLC - Class A	94,313	313
Bunzl PLC	4,552	74
Burberry Group PLC	1,709	36
Capita PLC	2,385	25
Capital Shopping Centres Group PLC	6,763	34
Carnival PLC	5,686	194
Centrica PLC	51,301	258
Cobham PLC	25,253	92
Compass Group PLC	33,316	351
Croda International PLC	1,529	54
Diageo PLC	23,261	600
Evraz PLC	3,949	16
Experian Group, Ltd.	9,521	134
G4S PLC	3,399	15
GlaxoSmithKline PLC	70,242	1,594
Hammerson PLC REIT	9,711	67
HSBC Holdings PLC	314,450	2,770
ICAP PLC	14,074	74
IMI PLC	3,678	48
Imperial Tobacco Group PLC	8,878	342
InterContinental Hotels Group PLC ^	5,952	143
Invensys PLC	5,513	19
Investec PLC	1,639	10
J. Sainsbury PLC	13,291	63
Johnson Matthey PLC	1,973	68
Kingfisher PLC	14,410	65
Land Securities Group PLC REIT	10,668	124
Legal & General Group PLC	104,192	208
Lloyds TSB Group PLC ‡	132,969	65

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
United Kingdom (continued)
Man Group PLC	18,917	$23
Marks & Spencer Group PLC	32,865	167
National Grid PLC	42,601	452
Next PLC	3,042	153
Old Mutual PLC	49,179	117
Pearson PLC	18,899	375
Petrofac, Ltd.	3,256	71
Prudential PLC	21,862	253
Reckitt Benckiser Group PLC	9,602	508
Reed Elsevier PLC	19,683	158
Resolution, Ltd.	9,111	28
Rexam PLC	5,371	35
Rio Tinto PLC	18,139	861
Rolls-Royce Holdings PLC ‡	20,239	273
Royal Bank of Scotland Group PLC ‡	28,048	95
Royal Dutch Shell PLC - Class A	54,627	1,841
Royal Dutch Shell PLC - Class B	39,775	1,389
RSA Insurance Group PLC	35,101	60
SABMiller PLC	15,396	617
Sage Group PLC	20,473	89
Schroders PLC	1,143	24
Segro PLC REIT	10,549	36
Severn Trent PLC	6,099	158
Smith & Nephew PLC	26,451	265
Smiths Group PLC	4,356	69
SSE PLC	18,659	407
Standard Chartered PLC	40,553	881
Standard Life PLC	18,824	69
TESCO PLC	76,227	369
TUI Travel PLC	27,352	73
Tullow Oil PLC	1,520	35
Unilever PLC	9,338	314
United Utilities Group PLC	1,540	16
Vodafone Group PLC	617,754	1,736
Whitbread PLC	3,375	107
Wolseley PLC	867	32
WPP PLC	78,418	952
Xstrata PLC	16,477	207

	Shares	Value (000’s)
United States - 0.2%
Johnson & Johnson	3,694	$250

Total Common Stocks (cost $104,325)		98,527

RIGHT - 0.0% ¥
Australia - 0.0% ¥
Echo Entertainment Group ‡	338	¿
Total Right (cost $—)

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	6,162,327	6,162
Total Securities Lending Collateral (cost $6,162)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 8.9%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $9,869 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $10,068.	$9,869	9,869
Total Repurchase Agreement (cost $9,869)

Total Investment Securities (cost $120,978) P		115,136
Other Assets and Liabilities - Net		(3,986)

Net Assets		$111,150

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
CAC 40 Index	Long	16	07/20/2012	$2
EURO STOXX 50 Index	Long	144	09/21/2012	58
FTSE MIB Index	Long	7	09/21/2012	4
Hang Seng Index	Long	23	07/30/2012	63
SGX MSCI Singapore Index	Long	17	07/30/2012	19
TOPIX Index	Long	19	09/14/2012	124

				$270

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	SSB	2,591	07/19/2012	$2,631	$15
Canadian Dollar	SSB	(874)	07/19/2012	(858)	(¿	)
Euro	SSB	4,808	07/19/2012	6,095	(10)
Hong Kong Dollar	SSB	1,887	07/19/2012	243	¿
Japanese Yen	SSB	10,483	07/19/2012	133	(2)
Pound Sterling	SSB	(1,091)	07/19/2012	(1,715)	6
Singapore Dollar	SSB	303	07/19/2012	239	(¿	)

					$9

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	9.9%	$11,361
Pharmaceuticals	8.7	10,030
Oil, Gas & Consumable Fuels	6.1	7,068
Metals & Mining	4.5	5,140
Chemicals	4.3	4,925
Food Products	3.8	4,373
Insurance	3.1	3,568
Automobiles	2.8	3,244
Machinery	2.8	3,211
Diversified Telecommunication Services	2.2	2,558
Industrial Conglomerates	2.2	2,496
Media	2.1	2,464
Wireless Telecommunication Services	2.1	2,374
Beverages	1.9	2,187
Real Estate Management & Development	1.8	2,061
Semiconductors & Semiconductor Equipment	1.6	1,842
Electronic Equipment & Instruments	1.5	1,770
Tobacco	1.3	1,441
Electric Utilities	1.2	1,397
Real Estate Investment Trusts	1.2	1,353
Electrical Equipment	1.1	1,316
Software	1.1	1,312
Construction & Engineering	1.1	1,211
Hotels, Restaurants & Leisure	1.0	1,151
Food & Staples Retailing	1.0	1,121
Multi-Utilities	0.9	1,095
Trading Companies & Distributors	0.9	1,054
Capital Markets	0.9	1,044
Specialty Retail	0.9	1,028
Household Products	0.9	997
Road & Rail	0.8	960
Commercial Services & Supplies	0.8	960
Auto Components	0.7	862
Diversified Financial Services	0.7	808
Household Durables	0.7	772
Health Care Equipment & Supplies	0.7	756
Aerospace & Defense	0.6	739
Communications Equipment	0.6	643
Energy Equipment & Services	0.5	629
Building Products	0.5	596
Air Freight & Logistics	0.5	562
Paper & Forest Products	0.4	472
Health Care Providers & Services	0.4	446
Construction Materials	0.4	430
Computers & Peripherals	0.4	427
Textiles, Apparel & Luxury Goods	0.3	387
Multiline Retail	0.3	374
Leisure Equipment & Products	0.3	289
Professional Services	0.2	226
Personal Products	0.2	214
Marine	0.2	187
IT Services	0.1	159
Water Utilities	0.1	158
Gas Utilities	0.1	144
Independent Power Producers & Energy Traders	0.1	133
Containers & Packaging	0.1	130
Airlines	0.1	96
Internet Software & Services	0.1	95
Office Electronics	0.1	71
Consumer Finance	0.1	67
Biotechnology	0.1	60
Transportation Infrastructure	0.0	¥30
Diversified Consumer Services	0.0	¥18
Life Sciences Tools & Services	0.0	¥13

Investment Securities, at Value	86.1	99,105
Short-Term Investments	13.9	16,031

Total Investments	100.0%	$115,136

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$9	$—	$9

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $5,846.
¥	Percentage rounds to less than 0.1%.
g	Cash in the amount of $253 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
‡	Non-income producing security.
ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or 0.01% of the portfolio’s net assets.
P	Aggregate cost for federal income tax purposes is $120,978. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,345 and $13,187, respectively. Net unrealized depreciation for tax purposes is $5,842.
¿	Amount is less than 1.

DEFINITIONS:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SSB	State Street Bank Trust Co.
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$1,338	$97,189	$—	$98,527
Preferred Stocks	—	578	—	578
Repurchase Agreement	—	9,869	—	9,869
Right	—	¿	—	¿
Securities Lending Collateral	6,162	—	—	6,162

Total	$7,500	$107,636	$—	$115,136

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$270	$—	$—	$270
Forward Foreign Currency Contracts - Appreciation	—	21	—	21
Forward Foreign Currency Contracts - Depreciation	—	(12)	—	(12)

Total	$270	$9	$—	$279

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $111,109)	$105,267
(including securities loaned of $5,846)
Repurchase agreement, at value (cost: $9,869)	9,869
Cash on deposit with broker	253
Foreign currency, at value (cost: $1,082)	1,089
Receivables:
Investment securities sold	31
Shares sold	216
Securities lending income (net)	4
Dividends	325
Dividend reclaims	225
Variation margin	271
Prepaid expenses	1
Unrealized appreciation on forward foreign currency contracts	21

117,572

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	82
Management and advisory fees	74
Distribution and service fees	3
Administration fees	2
Printing and shareholder reports fees	25
Audit and tax fees	2
Capital gains tax	13
Other	47
Collateral for securities on loan	6,162
Unrealized depreciation on forward foreign currency contracts	12

6,422

Net assets	$111,150

Net assets consist of:
Capital stock ($.01 par value)	$112
Additional paid-in capital	137,100
Undistributed net investment income	4,521
Accumulated net realized loss from investment securities, futures and foreign currency transactions	(25,003)
Net unrealized appreciation (depreciation) on:
Investment securities (Net of foreign capital gains tax of $13)	(5,842)
Futures contracts	270
Translation of assets and liabilities denominated in foreign currencies	(8)

Net assets	$111,150

Net assets by class:
Initial Class	$96,508
Service Class	14,642
Shares outstanding:
Initial Class	9,738
Service Class	1,486
Net asset value and offering price per share:
Initial Class	$9.91
Service Class	9.85

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $285)	$2,779
Interest income	4
Securities lending income (net)	111

2,894

Expenses:
Management and advisory	612
Distribution and service:
Service Class	18
Printing and shareholder reports	13
Custody	116
Administration	15
Legal	4
Audit and tax	11
Trustees	2
Transfer agent	1
Other	2

Total expenses	794

Less waiver/reimbursement	(5)

Net expenses	789

Net investment income	2,105

Net realized gain (loss) on transactions from:
Investment securities	(2,501)
Futures contracts	(98)
Foreign currency transactions	(89)

(2,688)

Net increase in unrealized appreciation (depreciation) on:
Investment securities (Net of foreign capital gains tax of $13)	3,798
Futures contracts	413
Translation of assets and liabilities denominated in foreign currencies	42

Change in unrealized appreciation (depreciation)	4,253

Net realized and change in unrealized gain	1,565

Net increase in net assets resulting from operations	$3,670

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$2,105	$2,886
Net realized loss from investment securities, futures contracts and foreign currency transactions	(2,688)	(4,557)
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	4,253	(25,681)

Net increase (decrease) in net assets resulting from operations	3,670	(27,352)

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,362)
Service Class	—	(183)

	—	(2,545)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,926	85,440
Service Class	3,629	5,772

	6,555	91,212

Dividends and distributions reinvested:
Initial Class	—	2,362
Service Class	—	183

	—	2,545

Cost of shares redeemed:
Initial Class	(47,388)	(40,167)
Service Class	(3,343)	(5,758)

	(50,731)	(45,925)

Net increase (decrease) in net assets from capital shares transactions	(44,176)	47,832

Net increase (decrease) in net assets	(40,506)	17,935

Net assets:
Beginning of period/year	151,656	133,721

End of period/year	$111,150	$151,656

Undistributed net investment income	$4,521	$2,416

Share activity:
Shares issued:
Initial Class	289	7,468
Service Class	358	530

	647	7,998

Shares issued-reinvested from distributions:
Initial Class	—	230
Service Class	—	18

	—	248

Shares redeemed:
Initial Class	(4,769)	(3,706)
Service Class	(328)	(528)

	(5,097)	(4,234)

Net increase (decrease) in shares outstanding:
Initial Class	(4,480)	3,992
Service Class	30	20

	(4,450)	4,012

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
Period ended	Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.68	$11.47	$10.81	$8.73	$17.16	$15.29
Investment operations
Net investment income(A)	0.15	0.17	0.13	0.15	0.28	0.29
Net realized and unrealized gain (loss)	0.08	(1.80)	0.75	2.10	(6.34)	2.05

Total operations	0.23	(1.63)	0.88	2.25	(6.06)	2.34

Distributions
From net investment income	—	(0.16)	(0.22)	(0.02)	(0.49)	(0.47)
From net realized gains	—	—	—	(0.15)	(1.88)	—

Total distributions	—	(0.16)	(0.22)	(0.17)	(2.37)	(0.47)

Net asset value
End of period/year	$9.91	$9.68	$11.47	$10.81	$8.73	$17.16

Total return(B)	2.38	%(C)	(14.29)%	8.48%	25.88%	(38.83)%	15.60%

Net assets end of period/year (000’s)	$96,508	$137,627	$117,320	$129,300	$120,650	$247,159
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.07	%(D)	1.07%	1.07%	1.07%	1.07%	1.02%
Before reimbursement/recaptured expense	1.08	%(D)	1.07%	1.06%	1.12%	1.09%	1.04%
Net investment income, to average net assets	2.93	%(D)	1.55%	1.25%	1.66%	2.08%	1.75%
Portfolio turnover rate	19	%(C)	46%	21%	38%	27%	27%

For a share outstanding throughout each period	Service Class
Period ended	Year Ended December 31,
June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.63	$11.42	$10.77	$8.70	$17.12	$15.28
Investment operations
Net investment income(A)	0.13	0.13	0.10	0.12	0.25	0.25
Net realized and unrealized gain (loss)	0.09	(1.79)	0.75	2.10	(6.33)	2.04

Total operations	0.22	(1.66)	0.85	2.22	(6.08)	2.29

Distributions
From net investment income	—	(0.13)	(0.20)	—	(E)	(0.46)	(0.45)
From net realized gains	—	—	—	(0.15)	(1.88)	—

Total distributions	—	(0.13)	(0.20)	(0.15)	(2.34)	(0.45)

Net asset value
End of period/year	$9.85	$9.63	$11.42	$10.77	$8.70	$17.12

Total return(B)	2.28	%(C)	(14.56)%	8.20%	25.68%	(39.05)%	15.27%

Net assets end of period/year (000’s)	$14,642	$14,029	$16,401	$13,613	$9,046	$17,983
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.32	%(D)	1.32%	1.32%	1.32%	1.32%	1.27%
Before reimbursement/recaptured expense	1.33	%(D)	1.32%	1.31%	1.37%	1.34%	1.29%
Net investment income, to average net assets	2.70	%(D)	1.25%	0.96%	1.30%	1.84%	1.47%
Portfolio turnover rate	19	%(C)	46%	21%	38%	27%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than $(0.01) or $0.01.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Active International Allocation VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Real estate investment trust (“REITs”): There is certain additional risk involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica International Moderate Growth VP	$13,442	12.09%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $1 billion	0.80%
Over $1 billion	0.775%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.07% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $5. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$22,756
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	41,761
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity Contracts	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$21	$—	$21
Unrealized appreciation on futures contracts*	—	270	270
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(12)	—	(12)
Unrealized depreciation on futures contracts*	—	—	—

Total	$9	$270	$279

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity Contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$—	$(98)	$(98)
Net realized gain (loss) on forward foreign currency transactions ~	(331)	—	(331)
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on futures contracts	—	413	413
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	49	—	49

Total	$(282)	$315	$33

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
ŧ	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post- October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Active International Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 10-year periods and above its benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Active International Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Morgan Stanley Capital Growth VP
Initial Class	$1,000.00	$1,109.70	$4.72	$1,020.39	$4.52	0.90%
Service Class	1,000.00	1,108.30	6.03	1,019.14	5.77	1.15

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.2%
Securities Lending Collateral	13 .5
Repurchase Agreement	1 .0
Preferred Stock	0 .6
Other Assets and Liabilities - Net	(13.3)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 0.6%
Automobiles - 0.6%
Better Place, Series C ‡ ǝ § Δ	300,469	$995
Total Preferred Stock (cost $1,364)

COMMON STOCKS - 98.2%
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	68,632	2,659
Beverages - 3.3%
Anheuser-Busch InBev NV ADR	39,494	3,146
PepsiCo, Inc.	39,256	2,774
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	5,394	517
Chemicals - 3.0%
Monsanto Co.	63,401	5,248
Commercial Services & Supplies - 3.6%
Edenred	224,408	6,362
Communications Equipment - 3.8%
Motorola Solutions, Inc.	125,713	6,048
Research In Motion, Ltd. ‡^	84,248	623
Computers & Peripherals - 8.9%
Apple, Inc. ‡	27,104	15,829
Distributors - 1.7%
Li & Fung, Ltd. ^	1,574,000	3,044
Diversified Financial Services - 5.1%
Bank of America Corp.	82,148	672
BM&FBOVESPA SA	486,079	2,481
Citigroup, Inc.	20,290	556
CME Group, Inc. - Class A	10,258	2,750
MSCI, Inc. - Class A ‡	74,240	2,526
Electrical Equipment - 1.8%
First Solar, Inc. ‡^	58,571	882
Sensata Technologies Holding NV ‡^	87,246	2,337
Food Products - 3.4%
DE Master Blenders 1753 NV ‡	206,903	2,333
Hillshire Brands Co.	41,380	1,200
Mead Johnson Nutrition Co. - Class A	31,530	2,538
Health Care Equipment & Supplies - 3.5%
Intuitive Surgical, Inc. ‡	11,263	6,237
Insurance - 2.3%
American International Group, Inc. ‡	23,351	749
Progressive Corp.	155,783	3,245
Internet & Catalog Retail - 14.1%
Amazon.com, Inc. ‡	72,131	16,471
Groupon, Inc. - Class A ‡^	234,026	2,488
priceline.com, Inc. ‡	9,169	6,093
Internet Software & Services - 18.3%
Baidu, Inc. ADR ‡	50,393	5,794
eBay, Inc. ‡	66,426	2,791
Facebook, Inc. - Class A ‡^	182,952	5,693
Facebook, Inc. - Class B ‡ ǝ § Δ	206,032	5,878
Google, Inc. - Class A ‡	13,315	7,723
LinkedIn Corp. - Class A ‡	25,597	2,720
Yandex NV - Class A ‡	90,699	1,728

	Shares	Value (000’s)
IT Services - 3.1%
Mastercard, Inc. - Class A	6,312	$2,715
Visa, Inc. - Class A	22,556	2,788
Life Sciences Tools & Services - 2.3%
Illumina, Inc. ‡^	100,971	4,078
Media - 2.8%
McGraw-Hill Cos., Inc.	56,352	2,535
Naspers, Ltd. - Class N	45,113	2,410
Metals & Mining - 0.8%
Molycorp, Inc. ‡^	69,043	1,488
Oil, Gas & Consumable Fuels - 2.3%
Range Resources Corp. ^	31,870	1,972
Ultra Petroleum Corp. ‡^	94,069	2,170
Pharmaceuticals - 1.2%
Valeant Pharmaceuticals International, Inc. ‡	48,494	2,172
Professional Services - 3.1%
Intertek Group PLC	63,482	2,660
Verisk Analytics, Inc. - Class A ‡	56,775	2,796
Real Estate Management & Development - 3.7%
Brookfield Asset Management, Inc. - Class A ^	195,869	6,483
Software - 4.3%
Salesforce.com, Inc. ‡	30,865	4,268
VMware, Inc. - Class A ‡	24,407	2,222
Zynga, Inc. - Class A ‡^	223,003	1,213

Total Common Stocks (cost $168,048)		174,105

SECURITIES LENDING COLLATERAL - 13.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	23,911,635	23,912
Total Securities Lending Collateral (cost $23,912)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $1,815 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $1,855.	$1,815	1,815
Total Repurchase Agreement (cost $1,815)

Total Investment Securities (cost $195,139) P		200,827
Other Assets and Liabilities - Net		(23,547)

Net Assets		$177,280

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $6,873, or 3.88% of the portfolio’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $6,873, or less than 3.88%, of the portfolio’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $23,266.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued) (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $195,139. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,872 and $21,184, respectively. Net unrealized appreciation for tax purposes is $5,688.
Δ	Restricted. At 06/30/2012, the portfolio owned the respective securities which were restricted as to public resale:

Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Better Place, Series C	11/11/2011	$1,364	$995	0.56%
Facebook, Inc. - Class B	03/08/2012	6,284	5,878	3.32

		$7,648	$6,873	3.88%

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$142,478	$25,749	$5,878	$174,105
Preferred Stock	—	—	995	995
Repurchase Agreement	—	1,815	—	1,815
Securities Lending Collateral	23,912	—	—	23,912

Total	$166,390	$27,564	$6,873	$200,827

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/12ƒ
Common Stock	$—	$6,284	$—	$—	$—	$(406)	$—	$—	$5,878	$(406)
Preferred Stock	1,364	—	—	—	—	(370)	—	—	995	(370)

Total	$1,364	$6,284	$—	$—	$—	$(776)	$—	$—	$6,873	$(776)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 3.88% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 06/30/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stock	$5,878	Discount for illiquidity	Illiquidity discount amortized over the lockup period.	8.3% - 8.3%	8.3%

Preferred Stock	$995	Discounted Cash Flow	Weighted Average Cost of Capital	22.5% - 27.5%	24.2%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%
		Market Comparable Companies	Enterprise Value / Revenue	2.6x - 3.4x	3.1x
			Discount for Lack of Marketability	15% - 15%	15%

The significant unobservable inputs used in the fair value measurement of common stocks and preferred stocks are illiquidity discount, enterprise value/revenue, weighted average cost of capital, perpetual growth rate, and discount for lack of marketability. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the illiquidity discount, enterprise value/revenue, weighted average cost of capital, perpetual growth rate, and discount for lack of marketability.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $193,324)	$199,012
(including securities loaned of $23,266)
Repurchase agreement, at value (cost: $1,815)	1,815
Cash	621
Receivables:
Shares sold	34
Securities lending income (net)	54
Dividends	69
Other	1
Prepaid expenses	2

	201,608

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	101
Shares redeemed	137
Management and advisory fees	116
Distribution and service fees	3
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	3
Printing and shareholder reports fees	41
Audit and tax fees	9
Other	5
Collateral for securities on loan	23,912

	24,328

Net assets	$177,280

Net assets consist of:
Capital stock ($.01 par value)	$145
Additional paid-in capital	133,643
Undistributed net investment income	1,021
Undistributed net realized gain from investment securities and foreign currency transactions	36,783
Net unrealized appreciation (depreciation) on:
Investment securities	5,688

Net assets	$177,280

Net assets by class:
Initial Class	$160,374
Service Class	16,906
Shares outstanding:
Initial Class	13,104
Service Class	1,388
Net asset value and offering price per share:
Initial Class	$12.24
Service Class	12.18

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $38)	$1,399
Interest income	—	(A)
Securities lending income (net)	458

	1,857

Expenses:
Management and advisory	726
Distribution and service:
Service Class	20
Printing and shareholder reports	26
Custody	22
Administration	20
Legal	5
Audit and tax	6
Trustees	3
Transfer agent	1
Other	1

Total expenses	830

Recaptured expenses	6

Net expenses	836

Net investment income	1,021

Net realized gain on transactions from:
Investment securities	4,359
Foreign currency transactions	4

	4,363

Net increase in unrealized appreciation (depreciation) on:
Investment securities	12,544
Translation of assets and liabilities denominated in foreign currencies	2

Change in unrealized appreciation (depreciation)	12,546

Net realized and change in unrealized gain	16,909

Net increase in net assets resulting from operations	$17,930

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income (loss)	$1,021	$(115)
Net realized gain from investment securities and foreign currency transactions	4,363	38,191
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	12,546	(48,312)

Net increase (decrease) in net assets resulting from operations	17,930	(10,236)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,831	15,752
Service Class	7,255	11,105

	13,086	26,857

Cost of shares redeemed:
Initial Class	(13,825)	(34,637)
Service Class	(4,185)	(5,990)

	(18,010)	(40,627)

Net decrease in net assets from capital shares transactions	(4,924)	(13,770)

Net increase (decrease) in net assets	13,006	(24,006)

Net assets:
Beginning of period/year	164,274	188,280

End of period/year	$177,280	$164,274

Undistributed net investment income	$1,021	$—

Share activity:
Shares issued:
Initial Class	465	1,300
Service Class	581	925

	1,046	2,225

Shares redeemed:
Initial Class	(1,110)	(2,902)
Service Class	(339)	(513)

	(1,449)	(3,415)

Net increase (decrease) in shares outstanding:
Initial Class	(645)	(1,602)
Service Class	242	412

	(403)	(1,190)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011		2010		2009	2008	2007
Net asset value
Beginning of period/year	$11.03		$11.71		$9.28		$7.43	$13.88	$14.73
Investment operations
Net investment income (loss)(A)	0.07		(0.01)		—	(B)	0.07	0.18	0.16
Net realized and unrealized gain (loss)	1.14		(0.67)		2.52		1.99	(4.67)	(0.01)

Total operations	1.21		(0.68)		2.52		2.06	(4.49)	0.15

Distributions
From net investment income	—		—		(0.09)		(0.21)	(0.21)	(0.20)
From net realized gains	—		—		—		—	(1.75)	(0.80)

Total distributions	—		—		(0.09)		(0.21)	(1.96)	(1.00)

Net asset value
End of period/year	$12.24		$11.03		$11.71		$9.28	$7.43	$13.88

Total return(C)	10.97	%(D)	(5.81)%		27.44%		27.91%	(36.36)%	1.04%

Net assets end of period/year (000’s)	$160,374		$151,683		$179,705		$156,691	$146,079	$297,425
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.90	%(E)	0.90%		0.90%		0.90%	0.86%	0.87%
Before reimbursement/recaptured expense	0.89	%(E)	0.91%		0.91%		0.90%	0.86%	0.87%
Net investment income (loss), to average net assets	1.13	%(E)	(0.05)%		—	%(F)	0.94%	1.62%	1.11%
Portfolio turnover rate	33	%(D)	105	%(G)	44%		131%	35%	15%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011		2010		2009	2008	2007
Net asset value
Beginning of period/year	$10.99		$11.69		$9.27		$7.41	$13.83	$14.69
Investment operations
Net investment income (loss)(A)	0.06		(0.03)		(0.02)		0.05	0.15	0.13
Net realized and unrealized gain (loss)	1.13		(0.67)		2.51		1.98	(4.66)	(0.02)

Total operations	1.19		(0.70)		2.49		2.03	(4.51)	0.11

Distributions
From net investment income	—		—		(0.07)		(0.17)	(0.16)	(0.17)
From net realized gains	—		—		—		—	(1.75)	(0.80)

Total distributions	—		—		(0.07)		(0.17)	(1.91)	(0.97)

Net asset value
End of period/year	$12.18		$10.99		$11.69		$9.27	$7.41	$13.83

Total return(C)	10.83	%(D)	(5.99)%		27.09%		27.57%	(36.54)%	0.77%

Net assets end of period/year (000’s)	$16,906		$12,591		$8,575		$5,301	$4,065	$11,910
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.15	%(E)	1.15%		1.15%		1.15%	1.11%	1.12%
Before reimbursement/recaptured expense	1.14	%(E)	1.16%		1.16%		1.15%	1.11%	1.12%
Net investment income (loss), to average net assets	0.97	%(E)	(0.28)%		(0.26)%		0.66%	1.35%	0.86%
Portfolio turnover rate	33	%(D)	105	%(G)	44%		131%	35%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01) or $0.01.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than (0.01)% or 0.01%.
(G)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010 all financial highlights were audited by another independent registered accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $10, are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.80%
Over $500 million	0.675%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.90% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

During the period ended June 30, 2012, the amount recaptured by the adviser was $6. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010:	$8	12/31/2012
Fiscal Year 2011:	16	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$59,667
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	58,506
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods and above its benchmark for the past 10-year period. The Board noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub- Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub- Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Morgan Stanley Mid-Cap Growth VP
Initial Class	$1,000.00	$1,068.20	$4.47	$1,020.54	$4.37	0.87%
Service Class	1,000.00	1,066.70	5.76	1,019.29	5.62	1.12

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	95.8%
Securities Lending Collateral	16.9
Repurchase Agreement	1.9
Preferred Stocks	0.6
Convertible Preferred Stocks	0 .5
Other Assets and Liabilities - Net	(15.7)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS - 0.5%
Automobiles - 0.4%
Better Place ‡ ǝ§Δ	1,032,464	$3,417
Internet Software & Services - 0.1%
Dropbox, Inc. ‡ǝ§Δ	41,951	380

Total Convertible Preferred Stocks (cost $2,961)		3,797

PREFERRED STOCKS - 0.6%
Automobiles - 0.2%
Better Place - Series C ‡ǝ§Δ	434,671	1,439
Internet Software & Services - 0.2%
Peixe Urbano, Inc. ‡ǝ§Δ	65,743	1,840
Software - 0.2%
Workday, Inc. ‡ǝ§Δ	91,154	1,209

Total Preferred Stocks (cost $5,346)		4,488

COMMON STOCKS - 95.8%
Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	361,490	14,008
Biotechnology - 0.8%
Ironwood Pharmaceuticals, Inc. - Class A ‡^	411,733	5,674
Capital Markets - 0.6%
Greenhill & Co., Inc. ^	129,100	4,602
Chemicals - 2.7%
Intrepid Potash, Inc. ‡^	374,976	8,534
Rockwood Holdings, Inc.	247,395	10,972
Commercial Services & Supplies - 7.1%
Covanta Holding Corp.	548,687	9,410
Edenred ^	946,747	26,839
Stericycle, Inc. ‡	180,340	16,532
Communications Equipment - 4.0%
Motorola Solutions, Inc.	559,588	26,922
Research In Motion, Ltd. ‡^	357,646	2,643
Construction Materials - 1.1%
Martin Marietta Materials, Inc. ^	106,859	8,423
Diversified Consumer Services - 3.7%
New Oriental Education & Technology Group ADR ‡^	453,266	11,105
Weight Watchers International, Inc.	317,176	16,354
Diversified Financial Services - 4.6%
IntercontinentalExchange, Inc. ‡	93,440	12,706
MSCI, Inc. - Class A ‡	609,662	20,741
Electric Utilities - 3.3%
Brookfield Infrastructure Partners, LP	732,786	24,600
Electrical Equipment - 1.9%
First Solar, Inc. ‡^	253,199	3,813
Sensata Technologies Holding NV ‡^	381,251	10,210
Food & Staples Retailing - 0.3%
Sun Art Retail Group, Ltd. ^	2,270,500	2,505
Food Products - 3.7%
DE Master Blenders 1753 NV ‡	935,515	10,548
Hillshire Brands Co.	187,103	5,424
Mead Johnson Nutrition Co. - Class A	143,764	11,575
Health Care Equipment & Supplies - 5.6%
IDEXX Laboratories, Inc. ‡^	154,083	14,812
Intuitive Surgical, Inc. ‡	49,048	27,162
Health Care Technology - 1.8%
athenahealth, Inc. ‡^	169,779	13,441
Hotels, Restaurants & Leisure - 1.5%
Dunkin’ Brands Group, Inc.	331,687	11,390
Insurance - 1.8%
Progressive Corp.	659,213	13,731
Internet & Catalog Retail - 2.4%
Groupon, Inc. - Class A ‡^	1,117,594	11,880
Groupon, Inc. - Class A ‡ǝ§Δ	538,872	5,728
Internet Software & Services - 9.8%
Akamai Technologies, Inc. ‡	400,030	12,701
Dropbox, Inc. ‡ǝ§Δ	423,376	3,831

	Shares	Value (000’s)
Internet Software & Services (continued)
LinkedIn Corp. - Class A‡	192,900	$20,498
MercadoLibre, Inc. ^	102,027	7,734
SINA Corp. ‡^	70,151	3,635
Yandex NV - Class A‡	728,710	13,882
Youku, Inc. ADR ‡^	493,381	10,697
IT Services - 2.2%
Gartner, Inc. ‡	374,444	16,120
Life Sciences Tools & Services - 4.0%
Illumina, Inc. ‡^	460,382	18,594
Techne Corp.	147,703	10,960
Machinery - 0.2%
Schindler Holding AG	10,122	1,132
Media - 1.7%
McGraw-Hill Cos., Inc.	278,074	12,513
Metals & Mining - 1.2%
Lynas Corp., Ltd. ‡^	2,796,298	2,475
Molycorp, Inc. ‡^	313,142	6,748
Multiline Retail - 2.0%
Dollar Tree, Inc. ‡	273,626	14,721
Oil, Gas & Consumable Fuels - 3.2%
Range Resources Corp.	246,293	15,239
Ultra Petroleum Corp. ‡^	358,274	8,265
Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International, Inc. ‡	221,112	9,904
Professional Services - 9.5%
IHS, Inc. - Class A ‡	146,799	15,815
Intertek Group PLC	474,414	19,876
Qualicorp SA ‡	1,300,394	11,369
Verisk Analytics, Inc. - Class A ‡	491,913	24,231
Software - 10.5%
Citrix Systems, Inc. ‡	143,580	12,052
FactSet Research Systems, Inc. ^	123,672	11,494
Red Hat, Inc. ‡	221,222	12,495
Salesforce.com, Inc. ‡	125,758	17,387
Solera Holdings, Inc.	364,945	15,251
Zynga, Inc. - Class A ‡	1,377,667	7,495
Zynga, Inc. - Class B ‡ǝ§Δ	295,582	1,608
Trading Companies & Distributors - 1.4%
Fastenal Co.	262,718	10,590

Total Common Stocks (cost $689,880)		711,596

SECURITIES LENDING COLLATERAL - 16.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	125,740,519	125,741
Total Securities Lending Collateral (cost $125,741)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $14,432 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 3.50% - 4.00%, due 07/15/2025 - 11/01/2025, and with a total value of $14,721.	$14,432	14,432
Total Repurchase Agreement (cost $14,432)

Total Investment Securities (cost $838,360) P		860,054
Other Assets and Liabilities - Net		(116,606)

Net Assets		$743,448

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $19,452, or 2.62% of the portfolio’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $19,452, or 2.62% of the portfolio’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $122,301.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $838,360. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $110,606 and $88,912, respectively. Net unrealized appreciation for tax purposes is $21,694.
Δ	Restricted. At 06/30/2012, the portfolio owned the respective securities which were restricted to public resale:

Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Better Place	01/25/2010	$2,581	$3,417	0.46%
Better Place - Series C	11/11/2011	1,973	1,439	0.19
Dropbox, Inc.	05/25/2012	380	380	0.05
Dropbox, Inc.	05/01/2012	3,831	3,831	0.52
Groupon, Inc. - Class A	12/17/2010	4,256	5,728	0.77
Peixe Urbano, Inc.	12/02/2011	2,164	1,841	0.25
Workday, Inc.	10/12/2011	1,209	1,209	0.16
Zynga, Inc. - Class B	01/31/2012	4,147	1,608	0.22

		$20,541	$19,452	2.62%

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$615,252	$92,513	$3,831	$711,596
Convertible Preferred Stocks	—	—	3,797	3,797
Preferred Stocks	—	—	4,488	4,488
Repurchase Agreement	—	14,432	—	14,432
Securities Lending Collateral	125,741	—	—	125,741

Total	$740,993	$106,945	$12,116	$860,054

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3 Æ	Ending Balance at 06/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 ƒ
Common Stocks	$10,190	$3,831	$—	$—	$—	$(4,462)	$—	$(5,728)	$3,831	$—
Convertible Preferred Stocks	4,687	380	—	—	—	(1,270)	—	—	3,797	(1,270)
Preferred Stocks	7,850	—	(4,147)	—	—	785	—	—	4,488	(858)

Total	$22,727	$4,211	$(4,147)	$—	$—	$(4,947)	$—	$(5,728)	$12,116	$(2,128)

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of levels 1 and 2 during the period ended 6/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 1.63% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.
Æ	Transferred out of Level 3 because of availability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 06/30/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common stock	$3,831	Market Transaction Method	Purchase Price of Common Stock	—	—

Convertible preferred stocks	$3,797	Discounted Cash Flow	Weighted Average Cost of Capital	22.5% - 27.5%	24.2%
			Perpetual Growth Rate	2.5% - 3.5%	3%
		Market Comparable Companies	Enterprise Value / Revenue	2.6x - 3.4x	3.1x
			Discount for Lack of Marketability	15% - 15%	15%

Preferred stocks	$4,488	Discounted Cash Flow	Weighted Average Cost of Capital	13% - 30%	23.70%
			Perpetual Growth Rate	2.0% - 6.0%	3.1%
		Market Comparable Companies	Enterprise Value / Revenue	2.6x - 3.4x	3.3x
			Discount for Lack of Marketability	15% - 15%	15%
		Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8x - 2.9x	2.7x
			Control Premium	30% - 30%	30%

The significant unobservable inputs used in the fair value measurement of common stocks, convertible preferred stocks, and preferred stocks are weighted average cost of capital, perpetual growth rate, enterprise value / revenue, discount for lack of marketability and control premium. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the weighted average cost of capital, perpetual growth rate, enterprise value /revenue, discount for lack of marketability, and control premium.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $823,928)	$845,622
(including securities loaned of $122,301)
Repurchase agreement, at value (cost: $14,432)	14,432
Cash	2,806
Foreign currency, at value (cost: $6,590)	6,589
Receivables:
Investment securities sold	1,539
Shares sold	88
Securities lending income (net)	255
Dividends	403
Dividend reclaims	104
Prepaid expenses	11

871,849

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,685
Shares redeemed	244
Management and advisory fees	464
Distribution and service fees	17
Trustees fees	2
Transfer agent fees	1
Administration fees	15
Printing and shareholder reports fees	186
Audit and tax fees	16
Other	30
Collateral for securities on loan	125,741

128,401

Net assets	$743,448

Net assets consist of:
Capital stock ($.01 par value)	$257
Additional paid-in capital	671,961
Undistributed net investment income	4,840
Undistributed net realized gain from investment securities and foreign currency transactions	44,703
Net unrealized appreciation (depreciation) on:
Investment securities	21,694
Translation of assets and liabilities denominated in foreign currencies	(7)

Net assets	$743,448

Net assets by class:
Initial Class	$656,942
Service Class	86,506
Shares outstanding:
Initial Class	22,667
Service Class	3,038
Net asset value and offering price per share:
Initial Class	$28.98
Service Class	28.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $158)	$6,314
Interest income	4
Securities lending income (net)	2,042

8,360

Expenses:
Management and advisory	3,116
Distribution and service:
Service Class	115
Printing and shareholder reports	70
Custody	83
Administration	84
Legal	21
Audit and tax	5
Trustees	12
Transfer agent	3
Other	11

Total expenses	3,520

Net investment income	4,840

Net realized gain (loss) on transactions from:
Investment securities	7,899
Foreign currency transactions	(87)

7,812

Net increase in unrealized appreciation (depreciation) on:
Investment securities	36,802
Translation of assets and liabilities denominated in foreign currencies	(18)

Change in unrealized appreciation (depreciation)	36,784

Net realized and change in unrealized gain	44,596

Net increase in net assets resulting from operations	$49,436

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$4,840	$145
Net realized gain from investment securities and foreign currency transactions	7,812	69,583
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	36,784	(106,380)

Net increase (decrease) in net assets resulting from operations	49,436	(36,652)

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,704)
Service Class	—	(85)

Total distributions to shareholders	—	(1,789)

Capital share transactions:
Proceeds from shares sold:
Initial Class	22,936	46,592
Service Class	14,429	30,301

	37,365	76,893

Proceeds from fund acquisition:
Initial Class	—	189,203
Service Class	—	48,916

	—	238,119

Dividends and distributions reinvested:
Initial Class	—	1,704
Service Class	—	85

	—	1,789

Cost of shares redeemed:
Initial Class	(58,058)	(105,692)
Service Class	(19,143)	(16,517)

	(77,201)	(122,209)

Net increase (decrease) in net assets from capital shares transactions	(39,836)	194,592

Net increase in net assets	9,600	156,151

Net assets:
Beginning of period/year	733,848	577,697

End of period/year	$743,448	$733,848

Undistributed net investment income	$4,840	$—

Share activity:
Shares issued:
Initial Class	752	1,515
Service Class	489	1,015

	1,241	2,530

Shares issued on fund acquisition:
Initial Class	—	6,974
Service Class	—	1,833

	—	8,807

Shares issued-reinvested from distributions:
Initial Class	—	60
Service Class	—	3

	—	63

Shares redeemed:
Initial Class	(1,973)	(3,515)
Service Class	(662)	(582)

	(2,635)	(4,097)

Net increase (decrease) in shares outstanding:
Initial Class	(1,221)	5,034
Service Class	(173)	2,269

	(1,394)	7,303

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
Year Ended December 31,
Period ended June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$27.13	$29.20	$21.82	$13.59	$25.83	$21.08
Investment operations
Net investment income(A)	0.19	0.01	0.09	0.03	—	(B)	0.11
Net realized and unrealized gain (loss)	1.66	(1.98)	7.32	8.20	(11.80)	4.64

Total operations	1.85	(1.97)	7.41	8.23	(11.80)	4.75

Distributions
From net investment income	—	(0.10)	(0.03)	—	(0.44)	—

Total distributions	—	(0.10)	(0.03)	—	(0.44)	—

Net asset value
End of period/year	$28.98	$27.13	$29.20	$21.82	$13.59	$25.83

Total return(C)	6.82	%(D)	(6.77)%	33.90%	60.56%	(46.29)%	22.53%

Net assets end of period/year (000’s)	$656,942	$648,157	$550,593	$437,513	$294,219	$648,069
Ratio and supplemental data
Expenses to average net assets	0.87	%(E)	0.89%	0.90%	0.93%	0.87%	0.89%
Net investment income, to average net assets	1.27	%(E)	0.04%	0.37%	0.16%	0.03%	0.47%
Portfolio turnover rate	17	%(D)	41%	43%	35%	39%	76%

For a share outstanding throughout each period	Service Class
Year Ended December 31,
Period ended June 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$26.69	$28.77	$21.52	$13.44	$25.56	$20.91
Investment operations
Net investment income (loss)(A)	0.15	(0.05)	0.04	(0.01)	(0.05)	0.05
Net realized and unrealized gain (loss)	1.63	(1.96)	7.21	8.09	(11.68)	4.60

Total operations	1.78	(2.01)	7.25	8.08	(11.73)	4.65

Distributions
From net investment income	—	(0.07)	—	(B)	—	(0.39)	—

Total distributions	—	(0.07)	—	(B)	—	(0.39)	—

Net asset value
End of period/year	$28.47	$26.69	$28.77	$21.52	$13.44	$25.56

Total return(C)	6.67	%(D)	(7.01)%	33.58%	60.12%	(46.44)%	22.24%

Net assets end of period/year (000’s)	$86,506	$85,691	$27,104	$10,729	$4,363	$12,057
Ratio and supplemental data
Expenses to average net assets	1.12	%(E)	1.14%	1.15%	1.18%	1.12%	1.14%
Net investment income (loss), to average net assets	1.01	%(E)	(0.19)%	0.19%	(0.60)%	(0.22)%	0.21%
Portfolio turnover rate	17	%(D)	41%	43%	35%	39%	76%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01) or $0.01.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Commissions recaptured during the period ended June 30, 2012 of $45, are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation - Conservative VP	$1,072	0.14%

Transamerica Asset Allocation - Growth VP	18,593	2.50

Transamerica Asset Allocation - Moderate VP	12,614	1.70

Transamerica Asset Allocation - Moderate Growth VP	23,409	3.15

Transamerica BlackRock Tactical Allocation VP	16,766	2.26

Total	$72,454	9.75%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $1 billion	0.80%
Over $1 billion	0.775%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$128,261
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	155,972
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 10-year periods and above the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1- and 10-year periods and above its benchmark for the past 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Multi-Managed Balanced VP
Initial Class	$1,000.00	$1,071.50	$4.43	$1,020.59	$4.32	0.86%
Service Class	1,000.00	1,070.60	5.71	1,019.34	5.57	1.11

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	59.6%
U.S. Government Agency Obligations	15.3
Corporate Debt Securities	10.9
Securities Lending Collateral	9.6
U.S. Government Obligations	7.2
Mortgage-Backed Securities	5.3
Asset-Backed Securities	2.9
Foreign Government Obligations	1.2
Short-Term Investment Company	0.8
Repurchase Agreement	0.7
Preferred Corporate Debt Securities	0.3

Asset Type (continued)	% of Net Assets
Structured Notes Debt	0.2%
Short-Term U.S. Government Obligation	0.1
Preferred Stock	0.0	(A)
Purchased Options	0.0	(A)
Other Assets and Liabilities - Net (B)	(14.1)

Total	100.0%

(A)	Amount rounds to less than 0.1%.
(B)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 7.2%
U.S. Treasury Bond
3.00%, 05/15/2042 ^		$3,577	$3,746
3.13%, 02/15/2042		2,358	2,533
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042		626	657
1.75%, 01/15/2028		1,252	1,568
2.13%, 02/15/2041		465	663
2.50%, 01/15/2029		1,409	1,955
U.S. Treasury Note
0.25%, 05/31/2014 ^		590	589
0.38%, 06/15/2015		2,040	2,038
0.63%, 05/31/2017		1,965	1,956
0.75%, 06/30/2017		1,935	1,937
1.00%, 06/30/2019		1,430	1,419
1.13%, 05/31/2019 ^		1,435	1,437
1.75%, 05/15/2022 ^g		11,919	12,017

Total U.S. Government Obligations (cost $31,425)			32,515

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Fannie Mae
1.95%, 10/09/2019 ▲		495	401
3.33%, 06/01/2041 *		262	276
3.48%, 09/01/2041 *		286	301
3.50%, 11/01/2026 - 06/01/2042		9,990	10,556
4.00%, 02/01/2025 - 07/01/2042		12,499	13,421
4.50%, 02/01/2025 - 06/01/2041		13,044	14,077
5.00%, 05/01/2018 - 12/01/2035		2,750	2,993
5.50%, 09/01/2034 - 11/01/2038		1,936	2,125
6.00%, 08/01/2036 - 10/01/2040		4,161	4,611
6.50%, 05/01/2040		1,625	1,835
Fannie Mae, TBA
4.50%		600	643
5.00%		2,000	2,164
6.00%		3,100	3,406
Freddie Mac
2.87%, 12/25/2021		875	913
3.97%, 01/25/2021 *		460	516
5.00%, 04/01/2018 - 03/01/2038		1,145	1,229
5.50%, 09/01/2018 - 07/01/2037		998	1,087
6.00%, 12/01/2037		428	477
Freddie Mac, IO
1.70%, 12/25/2018 *		1,112	92
FREMF Mortgage Trust
4.16%, 11/25/2044 - 144A *		75	65
Ginnie Mae, TBA
4.00%		1,600	1,747
4.50%		2,900	3,171
5.00%		3,100	3,411

Total U.S. Government Agency Obligations (cost $68,410)			69,517

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR	1,887	2,413
Poland Government International Bond
5.13%, 04/21/2021		$220	243
Province of Manitoba Canada
1.75%, 05/30/2019		450	452
Republic of Brazil
7.13%, 01/20/2037		100	144

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Poland
6.38%, 07/15/2019	$90	$106
Republic of South Africa
5.50%, 03/09/2020	215	248
Republic of Turkey
5.63%, 03/30/2021	175	191
7.00%, 03/11/2019	110	128
Russian Federation Reg S
7.50%, 03/31/2030	676	812
Turkey Government International Bond
6.25%, 09/26/2022	200	227
United Mexican States
5.13%, 01/15/2020	430	504

Total Foreign Government Obligations (cost $5,448)		5,468

MORTGAGE-BACKED SECURITIES - 5.3%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,145	1,175
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	514
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,409
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.99%, 11/15/2015 - 144A *	674	638
Series 2010-UB4, Class A4A
5.04%, 12/20/2041 - 144A *	370	389
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 *	30	31
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.90%, 05/26/2037 - 144A *	130	131
Series 2009-RR6, Class 2A1
4.61%, 08/26/2035 - 144A *	356	317
Series 2009-RR10, Class 2A1
2.81%, 08/26/2035 - 144A *	527	510
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	252	254
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	590	611
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	622	642
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	297	300
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class AM
5.97%, 06/10/2046 *	590	613
Series 2006-C8, Class AM
5.35%, 12/10/2046	235	240
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.45%, 05/15/2045 *	2,398	331
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	470	504

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	$600	$664
Series 2006-C5, Class AM
5.34%, 12/15/2039	410	405
Series 2007-C4, Class A3
5.97%, 09/15/2039 *	865	902
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	272	278
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	419	423
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	368	378
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	635	706
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049 - 144A *	150	169
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2007-1, Class 1A3B
0.39%, 08/25/2037 *	1,496	926
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	410	414
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	100	101
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	230	232
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.98%, 08/10/2045 *	25	28
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.92%, 12/26/2037 - 144A *	330	329
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	246	253
Series 2009-R7, Class 12A1
5.11%, 08/26/2036 - 144A *	277	273
Series 2009-R7, Class 1A1
4.94%, 02/26/2036 - 144A *	538	514
Series 2009-R7, Class 4A1
2.65%, 09/26/2034 - 144A *	513	480
Series 2009-R9, Class 1A1
2.50%, 08/26/2046 - 144A *	345	341
Series 2010-R3, Class 1A1
3.07%, 03/21/2036 - 144A *	366	372
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	256	260
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	782	806
Series 2004-LN2, Class A2
5.12%, 07/15/2041	360	382
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	510	544
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420	475
Series 2012-CBX, Class XA
2.07%, 06/15/2045 *	1,140	130
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.44%, 01/27/2047 - 144A *	259	264

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Re-REMIC (continued)
Series 2010-4, Class 7A1
4.32%, 08/26/2035 - 144A *	$439	$429
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	685	724
Series 2007-C1, Class AM
5.46%, 02/15/2040	150	156
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	225	240
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	780	856
Morgan Stanley Capital I, Inc.
Series 2007-HQ12, Class A2FX
5.78%, 04/12/2049 *	339	347
Morgan Stanley Capital I, Inc, IO
Series 2012-C4, Class XA
2.89%, 03/15/2045 - 144A *	2,088	314
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	331	332
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	117	118
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	325	327
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	150	153
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.10%, 02/15/2051 *	190	213

Total Mortgage-Backed Securities (cost $23,403)		23,867

ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables I LLC
Series 2012-1A, Class A
4.21%, 02/16/2065 - 144A	249	252
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	250	250
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	275	277
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230	235
Series 2012-2, Class C
2.64%, 10/10/2017	160	163
Series 2012-2, Class D
3.38%, 04/09/2018	225	226
Series 2012-3, Class C
2.42%, 05/08/2018	160	160
Series 2012-3, Class D
3.03%, 07/09/2018 ^	100	100
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	90	90
Series 2012-1, Class C
2.20%, 10/16/2017	55	55
Series 2012-1, Class D
3.09%, 08/15/2018	70	70

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding LLC
Series 2012-1A, Class B
1.84%, 11/07/2023 - 144A *	$200	$200
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500	501
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250	250
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250	250
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250	250
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	135	136
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	75	75
Series 2011-2, Class C
2.37%, 09/15/2015	175	175
Series 2011-2, Class D
2.86%, 09/15/2015	120	120
Series 2012-1, Class B
1.14%, 01/15/2016 *	100	100
Series 2012-1, Class C
1.74%, 01/15/2016 *	210	210
Series 2012-1, Class D
2.34%, 01/15/2016 *	190	190
Series 2012-2, Class C
2.86%, 01/15/2019	100	101
Series 2012-2, Class D
3.50%, 01/15/2019	100	101
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125	126
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.12%, 11/25/2024 *	265	275
PFS Financing Corp.
Series 2012-AA, Class A
1.44%, 02/15/2016 - 144A *	210	211
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	77	76
Santander Drive Auto Receivables Trust
Series 2011-1, Class D
4.01%, 02/15/2017	410	418
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	509	507
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	377	377
Series 2012-1, Class B
2.72%, 05/16/2016	105	107
Series 2012-1, Class C
3.78%, 11/15/2017	140	144
Series 2012-2, Class C
3.20%, 02/15/2018	625	633
Series 2012-2, Class D
3.87%, 02/15/2018	380	384
Series 2012-3, Class B
1.94%, 12/15/2016	360	360
Series 2012-3, Class C
3.01%, 04/16/2018	485	486

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-3, Class D
3.64%, 05/15/2018	$400	$401
Series 2012-4, Class C
2.94%, 12/15/2017	200	200
Series 2012-4, Class D
3.50%, 06/15/2018	270	270
SLM Student Loan Trust
Series 2004-B, Class A2
0.67%, 06/15/2021 *	295	286
Series 2005-B, Class A2
0.65%, 03/15/2023 *	443	429
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	180	191
Series 2012-A, Class A1
1.64%, 08/15/2025 - 144A *	148	149
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150	155
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550	564
Series 2012-C, Class A1
1.34%, 08/15/2023 - 144A *	360	360
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555	557
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	1,069	1,099

Total Asset-Backed Securities (cost $13,206)		13,302

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Commercial Banks - 0.2%
Capital One Capital V
10.25%, 08/15/2039	100	102
Capital One Capital VI
8.88%, 05/15/2040 ^	285	290
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	180	179
Diversified Financial Services - 0.0% ¥
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037 ^	100	100
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A ^	455	505

Total Preferred Corporate Debt Securities (cost $1,170)		1,176

CORPORATE DEBT SECURITIES - 10.9%
Aerospace & Defense - 0.1%
Sequa Corp.
11.75%, 12/01/2015 - 144A	130	137
United Technologies Corp.
3.10%, 06/01/2022	80	84
4.50%, 06/01/2042	70	77
Capital Markets - 0.4%
BP Capital Markets PLC
3.13%, 10/01/2015 ^	1,029	1,094
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	555	586
Chemicals - 0.2%
CF Industries, Inc.
7.13%, 05/01/2020 ^	450	548
Dow Chemical Co.
4.13%, 11/15/2021 ^	150	161

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks - 0.6%
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	$235	$259
CIT Group, Inc.
6.63%, 04/01/2018 - 144A^	145	156
Credit Suisse
5.40%, 01/14/2020	110	114
Discover Bank
7.00%, 04/15/2020 ^	475	553
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	690	701
HSBC Bank PLC
3.10%, 05/24/2016 - 144A^	340	351
HSBC Holdings PLC
6.10%, 01/14/2042 ^	135	165
Wells Fargo & Co.
3.50%, 03/08/2022	485	499
Construction Materials - 0.0% ¥
Lafarge SA
7.13%, 07/15/2036 ^	67	66
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255	1,296
Diversified Financial Services - 1.3%
Bank of America Corp.
3.88%, 03/22/2017 ^	255	260
5.70%, 01/24/2022 ^	695	765
6.50%, 08/01/2016 ^	140	154
7.63%, 06/01/2019	150	176
Citigroup, Inc.
4.45%, 01/10/2017 ^	100	105
4.59%, 12/15/2015	1,180	1,234
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200	227
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,110	1,076
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,135	1,271
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	200	217
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A * Ž	270	249
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
5.35%, 09/01/2040	200	230
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220	231
Level 3 Financing, Inc.
8.13%, 07/01/2019	59	61
8.75%, 02/15/2017 ^	450	467
Sprint Capital Corp.
6.88%, 11/15/2028	175	141
Verizon Communications, Inc.
3.50%, 11/01/2021 ^	220	234
6.40%, 02/15/2038 ^	175	227
Electric Utilities - 1.3%
Alabama Power Co.
3.95%, 06/01/2021	225	246
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107	121
8.88%, 11/15/2018 ^	59	79
Duke Energy Carolinas LLC
4.25%, 12/15/2041 ^	170	183

	Principal (000’s)		Value (000’s)
Electric Utilities (continued)
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020 ^		$560	$609
Florida Power & Light Co.
5.95%, 02/01/2038		170	226
Georgia Power Co.
3.00%, 04/15/2016 ^		395	422
Hydro Quebec
8.05%, 07/07/2024		2,560	3,787
Jersey Central Power & Light Co.
7.35%, 02/01/2019		120	152
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020		290	337
Ensco PLC
4.70%, 03/15/2021 ^		230	251
Enterprise Products Operating LLC
6.13%, 10/15/2039		275	312
Transocean, Inc.
5.05%, 12/15/2016		370	401
6.00%, 03/15/2018		300	335
6.50%, 11/15/2020		504	571
Food & Staples Retailing - 0.0% ¥
Wal-Mart Stores, Inc.
5.63%, 04/01/2040		150	194
Food Products - 0.2%
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A ^		246	252
5.00%, 06/04/2042 - 144A		60	64
Kraft Foods, Inc.
6.50%, 02/09/2040 ^		290	372
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015		547	613
Health Care Providers & Services - 0.2%
HCA, Inc.
6.50%, 02/15/2020		82	89
7.25%, 09/15/2020		175	193
Tenet Healthcare Corp.
6.25%, 11/01/2018 ^		210	222
8.88%, 07/01/2019 ^		225	252
UnitedHealth Group, Inc.
3.38%, 11/15/2021		70	74
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017 ^		450	491
MGM Resorts International
10.38%, 05/15/2014 ^		180	203
11.13%, 11/15/2017 ^		480	539
Wyndham Worldwide Corp.
4.25%, 03/01/2022		310	312
Household Products - 0.1%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A^		300	312
7.88%, 08/15/2019 - 144A^		340	368
Independent Power Producers & Energy Traders - 0.0% ¥
Exelon Generation Co. LLC
4.25%, 06/15/2022 - 144A		91	91
Insurance - 0.8%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR	200	228
American International Group, Inc.
3.80%, 03/22/2017		$401	409

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Insurance (continued)
American International Group, Inc. (continued)
4.88%, 06/01/2022		$307	$314
5.45%, 05/18/2017 ^		185	201
8.18%, 05/15/2058 *^		35	38
AXA SA
5.25%, 04/16/2040 *	EUR	100	101
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019 ^		$150	161
Lincoln National Corp.
7.00%, 06/15/2040 ^		130	153
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A		650	675
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	EUR	200	248
Prudential Financial, Inc.
4.75%, 09/17/2015 ^		$630	678
5.38%, 06/21/2020 ^		270	299
XL Group PLC
6.50%, 04/15/2017 * Ž ^		260	211
Machinery - 0.0% ¥
Joy Global, Inc.
5.13%, 10/15/2021		100	110
Media - 0.9%
CBS Corp.
4.63%, 05/15/2018 ^		80	87
8.88%, 05/15/2019		240	317
CCH II LLC
13.50%, 11/30/2016 ^		300	335
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/2017		275	300
Comcast Corp.
4.65%, 07/15/2042		352	352
6.45%, 03/15/2037		450	547
COX Communications, Inc.
8.38%, 03/01/2039 - 144A		390	549
CSC Holdings LLC
8.50%, 04/15/2014 ^		123	135
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 ^		100	101
6.38%, 03/01/2041		210	240
NBCUniversal Media LLC
4.38%, 04/01/2021 ^		235	259
5.15%, 04/30/2020 ^		225	258
Time Warner Cable, Inc.
5.50%, 09/01/2041 ^		220	239
5.88%, 11/15/2040		290	325
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017 ^		80	79
Novelis, Inc.
8.75%, 12/15/2020		395	425
Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016		395	455
7.45%, 07/15/2017		511	623
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016		280	285
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037 ^		565	701

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	$577	$655
6.38%, 09/15/2017 ^	385	447
Energy Transfer Partners, LP
6.50%, 02/01/2042	395	423
Enterprise Products Operating LLC
6.30%, 09/15/2017	200	239
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	925	1,013
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	185	236
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018 ^	575	667
6.55%, 09/15/2040 ^	55	63
Laredo Petroleum, Inc.
7.38%, 05/01/2022 - 144A	230	239
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A^	310	304
Marathon Petroleum Corp.
6.50%, 03/01/2041	370	420
MEG Energy Corp.
6.50%, 03/15/2021 - 144A^	180	184
Nexen, Inc.
7.50%, 07/30/2039 ^	175	204
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A^	165	163
Plains Exploration & Production Co.
10.00%, 03/01/2016 ^	50	55
Range Resources Corp.
5.75%, 06/01/2021	45	47
7.25%, 05/01/2018	365	387
Valero Energy Corp.
6.63%, 06/15/2037	100	112
Western Gas Partners, LP
4.00%, 07/01/2022	160	160
5.38%, 06/01/2021	313	346
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 ^	280	305
6.00%, 11/15/2041 ^	185	209
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	90	95
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 ^	215	226
Professional Services - 0.0% ¥
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A	165	169
Real Estate Investment Trusts - 0.2%
ERP Operating, LP
4.63%, 12/15/2021 ^	220	239
Ventas Realty, LP
4.75%, 06/01/2021	135	140
Vornado Realty, LP
5.00%, 01/15/2022 ^	520	550
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A^	290	283
Software - 0.1%
First Data Corp.
8.25%, 01/15/2021 - 144A^	35	35
Oracle Corp.
5.38%, 07/15/2040 ^	170	208

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Specialty Retail - 0.0% ¥
QVC, Inc.
7.50%, 10/01/2019 - 144A	$180	$200
Trading Companies & Distributors - 0.1%
UR Merger Sub Corp.
7.63%, 04/15/2022 - 144A^	370	388
Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.13%, 05/11/2015 - 144A	325	327
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
2.38%, 09/08/2016 ^	360	369
Cricket Communications, Inc.
7.75%, 05/15/2016 ^	210	223
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	715	828
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	11	11
SBA Tower Trust
5.10%, 04/17/2017 - 144A	585	641
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	290	324

Total Corporate Debt Securities (cost $47,760)		49,417

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust
2.22%, 05/12/2014 - 144A *	955	955
Total Structured Notes Debt (cost $955)

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.19%, 05/30/2013 ▲ g	235	235
Total Short-Term U.S. Government Obligation (cost $235)

	Shares	Value (000’s)
PREFERRED STOCK - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Citigroup Capital XIII, 7.88% *^	6,621	181
Total Preferred Stock (cost $174)

COMMON STOCKS - 59.6%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	17,043	952
United Technologies Corp.	55,620	4,201
Air Freight & Logistics - 0.8%
FedEx Corp.	12,561	1,151
United Parcel Service, Inc. - Class B	34,155	2,690
Airlines - 0.1%
Southwest Airlines Co.	28,804	266
Auto Components - 0.1%
Johnson Controls, Inc.	22,857	633
Automobiles - 0.2%
General Motors Co. ‡	55,346	1,091
Beverages - 1.8%
Coca-Cola Co.	77,033	6,024
Coca-Cola Enterprises, Inc.	16,277	456
Constellation Brands, Inc. - Class A ‡	6,140	166
Dr. Pepper Snapple Group, Inc.	15,589	682
PepsiCo, Inc.	13,019	920

	Shares	Value (000’s)
Biotechnology
Biogen Idec, Inc. ‡	17,132	$2,474
Celgene Corp. ‡	35,463	2,275
Vertex Pharmaceuticals, Inc. ‡	6,230	348
Building Products - 0.1%
Masco Corp.	30,621	425
Capital Markets - 1.4%
Ameriprise Financial, Inc.	7,523	393
Bank of New York Mellon Corp.	45,156	991
Goldman Sachs Group, Inc.	13,205	1,266
Invesco, Ltd.	71,687	1,620
State Street Corp. ^	38,990	1,741
TD Ameritrade Holding Corp. ^	15,260	259
Chemicals - 1.4%
Air Products & Chemicals, Inc.	26,425	2,133
CF Industries Holdings, Inc.	3,103	601
Dow Chemical Co. ^	3,528	111
E.I. du Pont de Nemours & Co.	65,817	3,329
Georgia Gulf Corp. ^	8,120	208
Commercial Banks - 1.8%
Comerica, Inc.	8,837	271
First Niagara Financial Group, Inc.	15,752	121
Huntington Bancshares, Inc. ^	45,246	290
KeyCorp	41,716	323
Regions Financial Corp.	30,990	209
SunTrust Banks, Inc.	38,580	935
Wells Fargo & Co.	180,260	6,027
Communications Equipment - 1.0%
Cisco Systems, Inc.	165,935	2,849
QUALCOMM, Inc.	32,706	1,821
Computers & Peripherals - 3.5%
Apple, Inc. ‡	24,870	14,524
EMC Corp. ‡	23,316	598
Hewlett-Packard Co.	20,458	411
NetApp, Inc. ‡	18,234	580
Construction & Engineering - 0.4%
Fluor Corp.	32,751	1,616
Consumer Finance - 0.9%
American Express Co.	27,275	1,588
Capital One Financial Corp.	42,308	2,312
Discover Financial Services	11,500	398
Containers & Packaging - 0.1%
Crown Holdings, Inc. ‡	7,210	248
Sealed Air Corp.	3,996	62
Diversified Consumer Services - 0.0% ¥
H&R Block, Inc.	6,173	99
Diversified Financial Services - 1.3%
Bank of America Corp.	252,548	2,066
Citigroup, Inc.	98,761	2,707
CME Group, Inc. - Class A	2,380	638
IntercontinentalExchange, Inc. ‡	3,241	441
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	99,302	3,541
Verizon Communications, Inc.	87,055	3,869
Electric Utilities - 1.3%
FirstEnergy Corp.	35,510	1,747
NextEra Energy, Inc.	32,358	2,226
NV Energy, Inc.	50,258	884
Southern Co.	18,770	869
Electrical Equipment - 0.5%
Emerson Electric Co.	47,589	2,217
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	15,106	621
Ensco PLC - Class A	21,020	987
Halliburton Co.	38,575	1,095
Schlumberger, Ltd.	29,244	1,898
Weatherford International, Ltd. ‡	17,088	216
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	9,221	431

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Food & Staples Retailing (continued)
Kroger Co.	73,434	$1,703
Walgreen Co.	25,276	748
Wal-Mart Stores, Inc.	30,468	2,124
Food Products - 1.6%
Archer-Daniels-Midland Co.	55,763	1,646
Campbell Soup Co.	12,240	409
General Mills, Inc.	47,256	1,821
Kellogg Co.	4,579	226
Kraft Foods, Inc. - Class A	77,238	2,983
Tyson Foods, Inc. - Class A	18,701	352
Gas Utilities - 0.3%
Atmos Energy Corp.	8,848	310
EQT Corp.	16,470	884
UGI Corp.	5,332	157
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	17,405	925
Becton Dickinson and Co.	900	67
CareFusion Corp. ‡	31,856	818
Covidien PLC	52,568	2,813
Hologic, Inc. ‡	13,810	249
Health Care Providers & Services - 1.4%
CIGNA Corp.	11,930	525
Humana, Inc.	20,065	1,554
McKesson Corp.	8,225	771
UnitedHealth Group, Inc.	58,643	3,430
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. ^	39,058	1,339
Household Durables - 0.6%
D.R. Horton, Inc. ^	32,047	589
Lennar Corp. - Class A ^	9,073	280
NVR, Inc. ‡^	333	283
PulteGroup, Inc. ‡^	137,095	1,467
Household Products - 1.0%
Clorox Co. ^	10,760	780
Energizer Holdings, Inc. ‡	1,843	139
Procter & Gamble Co.	60,141	3,683
Independent Power Producers & Energy Traders - 0.0% ¥
Calpine Corp. ‡	7,421	123
Industrial Conglomerates - 1.5%
3M Co.	15,168	1,359
General Electric Co.	139,140	2,899
Tyco International, Ltd.	44,573	2,356
Insurance - 1.6%
ACE, Ltd.	17,523	1,299
Axis Capital Holdings, Ltd.	3,858	126
Berkshire Hathaway, Inc. - Class B ‡	11,183	932
Everest RE Group, Ltd.	7,354	761
Loews Corp.	6,488	265
MetLife, Inc.	76,806	2,369
Prudential Financial, Inc.	28,118	1,362
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡	9,654	2,204
Internet Software & Services - 1.1%
eBay, Inc. ‡	31,698	1,332
Google, Inc. - Class A ‡	5,950	3,451
IT Services - 1.3%
Accenture PLC - Class A	14,119	848
Cognizant Technology Solutions Corp. - Class A ‡	6,439	386
Fidelity National Information Services, Inc.	5,307	181
Genpact, Ltd. ‡	7,471	124
International Business Machines Corp.	18,211	3,562
Mastercard, Inc. - Class A	2,368	1,019
Leisure Equipment & Products - 0.0% ¥
Brunswick Corp. ^	5,520	123
Machinery - 0.6%
Cummins, Inc.	5,508	534
Eaton Corp.	5,229	207

	Shares	Value (000’s)
Machinery (continued)
PACCAR, Inc. ^	41,825	$1,639
SPX Corp.	8,481	554
Media - 2.2%
CBS Corp. - Class B	77,649	2,545
Comcast Corp. - Class A	87,587	2,800
DIRECTV - Class A ‡	20,380	995
DISH Network Corp. - Class A	8,940	255
Time Warner Cable, Inc.	3,373	277
Time Warner, Inc.	85,716	3,301
Metals & Mining - 0.2%
Alcoa, Inc. ^	78,359	686
Multiline Retail - 0.5%
Target Corp.	41,661	2,424
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	33,120	685
DTE Energy Co.	3,632	215
OGE Energy Corp.	950	49
PG&E Corp.	45,991	2,082
Sempra Energy ^	18,390	1,267
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	8,559	567
Apache Corp.	8,464	744
Chesapeake Energy Corp. ^	14,462	269
Chevron Corp.	61,174	6,453
EOG Resources, Inc.	11,080	998
Exxon Mobil Corp.	76,053	6,507
Kinder Morgan, Inc.	26,753	862
Marathon Oil Corp.	15,566	398
Murphy Oil Corp.	4,145	208
Occidental Petroleum Corp.	34,762	2,982
Peabody Energy Corp.	28,070	688
Pioneer Natural Resources Co.	6,597	582
Range Resources Corp.	14,282	884
Southwestern Energy Co. ‡	9,668	309
Valero Energy Corp.	34,698	838
Pharmaceuticals - 3.6%
Abbott Laboratories	35,601	2,295
Allergan, Inc.	12,566	1,163
Johnson & Johnson ^	36,951	2,496
Merck & Co., Inc.	132,557	5,535
Mylan, Inc. ‡	32,070	685
Pfizer, Inc.	190,403	4,380
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	10,856	789
Apartment Investment & Management Co. - Class A	16,800	454
Duke Realty Corp. ^	15,600	228
Equity Lifestyle Properties, Inc.	7,620	526
Essex Property Trust, Inc. ^	1,546	238
HCP, Inc.	8,420	372
Highwoods Properties, Inc. ^	7,555	254
Home Properties, Inc.	8,908	547
Host Hotels & Resorts, Inc.	15,380	243
LaSalle Hotel Properties ^	14,860	433
Liberty Property Trust ^	13,971	515
National Retail Properties, Inc.	9,843	278
Pebblebrook Hotel Trust ^	6,440	150
Post Properties, Inc.	5,447	267
Public Storage	3,095	447
Weyerhaeuser Co.	24,192	541
Road & Rail - 1.7%
CSX Corp.	140,949	3,152
Norfolk Southern Corp.	7,120	511
Union Pacific Corp.	33,496	3,996
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	24,398	826
Applied Materials, Inc.	9,502	109
Avago Technologies, Ltd.	4,102	147

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp. - Class A ‡	10,740	$363
Intel Corp.	69,417	1,849
KLA-Tencor Corp.	3,450	170
LAM Research Corp. ‡^	32,318	1,220
LSI Corp. ‡	53,252	339
Marvell Technology Group, Ltd.	29,334	331
ON Semiconductor Corp. ‡	33,470	238
Texas Instruments, Inc.	37,534	1,077
Software - 3.0%
Adobe Systems, Inc. ‡	23,473	760
Citrix Systems, Inc. ‡	4,150	348
Microsoft Corp.	245,362	7,506
Oracle Corp.	174,178	5,173
Specialty Retail - 2.1%
AutoZone, Inc. ‡	3,735	1,371
Home Depot, Inc.	66,997	3,550
Lowe’s Cos., Inc.	101,795	2,895
TJX Cos., Inc.	35,424	1,521
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	6,211	363
V.F. Corp.	14,632	1,953
Thrifts & Mortgage Finance - 0.1%
People’s United Financial, Inc.	20,130	234
Tobacco - 1.1%
Altria Group, Inc.	44,558	1,539
Lorillard, Inc.	2,869	379
Philip Morris International, Inc.	37,341	3,258

Total Common Stocks (cost $249,524)		271,115

SHORT-TERM INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
BlackRock Provident TempFund 24 *	3,838,029	3,838
Total Short-Term Investment Company (cost $3,838)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$268	12
Call Strike $99.00
Expires 08/10/2012
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future	84	9
Put Strike $131.00
Expires 07/27/2012

Total Purchased Options (cost $61)		21

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	43,836,339	$43,836
Total Securities Lending Collateral (cost $43,836)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $2,983 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $3,044.	$2,983	2,983
Total Repurchase Agreement (cost $2,983)

Total Investment Securities (cost $492,428) P		518,426
Other Assets and Liabilities - Net		(64,087)

Net Assets		$454,339

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (4.5%)
U.S. Government Agency Obligations - (4.5%)
Fannie Mae, TBA
3.50%	(7,700)	(8,102)
4.00%	(8,200)	(8,723)
4.50%	(2,200)	(2,360)
5.50%	(300)	(327)
6.00%	(700)	(769)

Total Securities Sold Short (proceeds $(20,219))		(20,281)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	(268)	(4)
Call Strike $99.13
Expires 08/10/2012
Put Options - 0.0% ¥
10-Year U.S. Treasury Note Future	(84)	(3)
Put Strike $129.50
Expires 07/27/2012

Total Written Options (premiums: $(28))		(7)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	18	09/17/2012	$(15)
10-Year U.S. Treasury Note	Short	(90)	09/19/2012	8
2-Year U.S. Treasury Note	Long	71	09/28/2012	(6)
30-Year U.S. Treasury Bond	Short	(3)	09/19/2012	5
3-Month Canadian Bankers’ Acceptance	Short	(69)	06/17/2013	(74)
3-Year Australian Treasury Bond	Short	(60)	09/17/2012	27
5-Year U.S. Treasury Note	Long	50	09/28/2012	(11)
90-Day Australian Bank Bill	Short	(37)	12/13/2012	10
German Euro Bund	Short	(30)	09/06/2012	69
S&P 500 E-Mini Index	Long	63	09/21/2012	88
Ultra Long U.S. Treasury Bond	Short	(13)	09/19/2012	(22)

				$79

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (000’s)
Euro	JPM	(463)	07/25/2012	$(611)	$25
Euro	RBS	(1,911)	07/25/2012	(2,469)	51

					$76

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
JPM	$25	$—	$25
RBS	51	—	51

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $42,916.
▲	Rate shown reflects the yield at 06/29/2012.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
g	A portion of these securities in the amount of $578 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $492,428. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,637 and $7,639, respectively. Net unrealized appreciation for tax purposes is $25,998.
¿	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $35,445, or 7.80% of the portfolio’s net assets.
IO	Interest Only
JPM	JPMorgan Chase & Co.
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Quoted Prices Level 1 -	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$13,302	$—	$13,302
Common Stock	271,115	—	—	271,115
Corporate Debt Securities	—	49,417	—	49,417
Foreign Government Obligations	—	5,468	—	5,468
Mortgage-Backed Securities	—	23,867	—	23,867
Preferred Corporate Debt Securities	—	1,176	—	1,176
Preferred Stock	181	—	—	181
Purchased Options	21	—	—	21
Repurchase Agreement	—	2,983	—	2,983
Securities Lending Collateral	43,836	—	—	43,836
Short-Term Investment Company	3,838	—	—	3,838
Short-Term U.S. Government Obligation	—	235	—	235
Structured Notes Debt	—	955	—	955
U.S. Government Agency Obligations	—	69,517	—	69,517
U.S. Government Obligations	—	32,515	—	32,515

Total	$318,991	$199,435	$—	$518,426

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
U.S. Government Agency Obligations	$—	$(20,281)	$—	$(20,281)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Written Options	$—	$(7)	$—	$(7)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$207	$—	$—	$207
Futures Contracts - Depreciation	(128)	—	—	(128)
Forward Foreign Currency Contracts - Appreciation	—	76	—	76

Total	$79	$76	$—	$155

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $489,445)	$515,443
(including securities loaned of $42,916)
Repurchase agreement, at value (cost: $2,983)	2,983
Foreign currency, at value (cost: $17)	17
Receivables:
Investment securities sold	52,761
Shares sold	282
Interest	1,166
Securities lending income (net)	8
Dividends	390
Dividend reclaims	2
Variation margin	227
Prepaid expenses	5
Unrealized appreciation on forward foreign currency contracts	76

573,360

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	54,084
Shares redeemed	301
Management and advisory fees	265
Distribution and service fees	32
Trustees fees	1
Transfer agent fees	1
Administration fees	9
Printing and shareholder reports fees	142
Audit and tax fees	9
Interest from securities sold short	25
Other	28
Collateral for securities on loan	43,836
Written options, at value (premium: $28)	7
Securities sold short, at value (proceeds: $20,219)	20,281

119,021

Net assets	$454,339

Net assets consist of:
Capital stock ($.01 par value)	$331
Additional paid-in capital	342,131
Undistributed net investment income	11,107
Undistributed net realized gain from investment securities, futures, written option and swaption contracts, securities sold short, and foreign currency transactions	74,656
Net unrealized appreciation (depreciation) on:
Investment securities	25,998
Futures contracts	79
Written option and swaption contracts	21
Translation of assets and liabilities denominated in foreign currencies	78
Securities sold short	(62)

Net assets	$454,339

Net assets by class:
Initial Class	$288,700
Service Class	165,639
Shares outstanding:
Initial Class	20,938
Service Class	12,148
Net asset value and offering price per share:
Initial Class	$13.79
Service Class	13.64

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$2,790
Interest income	3,023
Securities lending income (net)	84

5,897

Expenses:
Management and advisory	1,668
Distribution and service:
Service Class	197
Printing and shareholder reports	88
Custody	82
Administration	48
Legal	11
Audit and tax	7
Trustees	7
Transfer agent	1
Other	6

Total expenses	2,115

Net investment income	3,782

Net realized gain (loss) on transactions from:
Investment securities	8,643
Futures contracts	(175)
Written option and swaption contracts	(18)
Foreign currency transactions	(9)
Securities sold short	(16)

8,425

Net increase in unrealized appreciation (depreciation) on:
Investment securities	17,761
Futures contracts	(13)
Written option and swaption contracts	21
Translation of assets and liabilities denominated in foreign currencies	77
Securities sold short	122

Change in unrealized appreciation (depreciation)	17,968

Net realized and change in unrealized gain	26,393

Net increase in net assets resulting from operations	$30,175

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$3,782	$7,170
Net realized gain from investment securities, futures contracts, written option and swaption contracts and foreign currency transactions	8,425	80,798
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, securities sold short, and foreign currency translation	17,968	(72,422)

Net increase in net assets resulting from operations	30,175	15,546

Distributions to shareholders:
From net investment income:
Initial Class	—	(6,701)
Service Class	—	(3,238)

Total distributions to shareholders	—	(9,939)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,341	21,205
Service Class	18,178	44,242

	30,519	65,447

Dividends and distributions reinvested:
Initial Class	—	6,701
Service Class	—	3,238

	—	9,939

Cost of shares redeemed:
Initial Class	(20,019)	(48,343)
Service Class	(11,041)	(22,455)

	(31,060)	(70,798)

Net increase (decrease) in net assets from capital shares transactions	(541)	4,588

Net increase in net assets	29,634	10,195

Net assets:
Beginning of period/year	424,705	414,510

End of period/year	$454,339	$424,705

Undistributed net investment income	$11,107	$7,325

Share activity:
Shares issued:
Initial Class	914	1,628
Service Class	1,351	3,416

	2,265	5,044

Shares issued-reinvested from distributions:
Initial Class	—	548
Service Class	—	268

	—	816

Shares redeemed:
Initial Class	(1,471)	(3,754)
Service Class	(825)	(1,770)

	(2,296)	(5,524)

Net increase (decrease) in shares outstanding:
Initial Class	(557)	(1,578)
Service Class	526	1,914

	(31)	336

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012
	(unaudited)		2011		2010	2009	2008	2007
Net asset value
Beginning of period/year	$12.87		$12.68		$10.27	$8.38	$13.70	$12.25
Investment operations
Net investment income(A)	0.12		0.23		0.41	0.21	0.22	0.19
Net realized and unrealized gain (loss)	0.80		0.27		2.05	1.97	(4.36)	1.47

Total operations	0.92		0.50		2.46	2.18	(4.14)	1.66

Distributions
From net investment income	—		(0.31)		(0.05)	(0.16)	(0.21)	(0.15)
From net realized gains	—		—		—	(0.13)	(0.97)	(0.06)

Total distributions	—		(0.31)		(0.05)	(0.29)	(1.18)	(0.21)

Net asset value
End of period/year	$13.79		$12.87		$12.68	$10.27	$8.38	$13.70

Total return(B)	7.15	%(C)	4.04%		24.12%	26.30%	(32.40)%	13.61%
Net assets end of period/year (000’s)	$288,700		$276,623		$292,510	$45,319	$36,361	$81,632
Ratio and supplemental data
Expenses to average net assets	0.86	%(D)	0.87%		0.87%	0.91%	0.90%	0.89%
Net investment income, to average net assets	1.79	%(D)	1.72%		3.75%	2.26%	1.89%	1.49%
Portfolio turnover rate	80	%(C)	245	%(E)	69%	82%	67%	60%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012
	(unaudited)		2011		2010	2009	2008	2007
Net asset value
Beginning of period/year	$12.74		$12.57		$10.19	$8.33	$13.64	$12.21
Investment operations
Net investment income(A)	0.10		0.19		0.34	0.18	0.19	0.16
Net realized and unrealized gain (loss)	0.80		0.27		2.08	1.96	(4.34)	1.46

Total operations	0.90		0.46		2.42	2.14	(4.15)	1.62

Distributions
From net investment income	—		(0.29)		(0.04)	(0.15)	(0.19)	(0.13)
From net realized gains	—		—		—	(0.13)	(0.97)	(0.06)

Total distributions	—		(0.29)		(0.04)	(0.28)	(1.16)	(0.19)

Net asset value
End of period/year	$13.64		$12.74		$12.57	$10.19	$8.33	$13.64

Total return(B)	7.06	%(C)	3.75%		23.88%	25.94%	(32.57)%	13.38%
Net assets end of period/year (000’s)	$165,639		$148,082		$122,000	$56,181	$22,473	$20,711
Ratio and supplemental data
Expenses to average net assets	1.11	%(D)	1.12%		1.12%	1.16%	1.15%	1.14%
Net investment income, to average net assets	1.54	%(D)	1.49%		3.11%	1.98%	1.71%	1.25%
Portfolio turnover rate	80	%(C)	245	%(E)	69%	82%	67%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedule of Investments.

Option and swaption contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

The Portfolio writes call and put options/swaptions on futures, swaps, securities or currencies it owns or in which it may invest, and inflation-capped options. When the Portfolio writes a covered call or put option/swaption, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

The Portfolio purchases put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.

The underlying face amounts of open option contracts at June 30, 2012 are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premium	Notional Amount

Balance at December 31, 2011	$—	$—

Sales	59	1,387

Expirations	(15)	(747)

Closing Buys (Bought Back)	(16)	(288)

Exercised	—	—

Balance at June 30, 2012	$28	$352

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

When investing in short sales, the Portfolio is liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as dividends and/or interest from securities sold short in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

The Portfolio had TBA’s outstanding as of June 30, 2012, which are included in investment securities sold and investment securities purchased on the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $5 are included in net realized gain (loss) in the Statement of Operations.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$191,686
U.S. Government	194,463

Proceeds from maturities and sales of securities:
Long-term	189,934
U.S. Government	176,973

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased options held throughout the period decreased from five contracts at the beginning of the period to two contracts at the end of the period. The volume of futures contracts held throughout the period increased from eight contracts at the beginning of the period to eleven contracts at the end of the period. The volume of forward foreign currency contracts held throughout the period increased from zero contracts at the beginning of the period to two contracts at the end of the period. The volume of written options held throughout the period increased from zero contracts at the beginning of the period to two contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset derivatives

Purchased options, at value **	$21	$—	$—	$21
Unrealized appreciation on forward foreign currency contracts	—	76	—	76
Unrealized appreciation on futures contracts *	119	—	88	207
Liability derivatives

Written Options, at value	(7)	—	—	(7)
Unrealized depreciation on futures contracts *	(128)	—	—	(128)

Total	$5	$76	$88	$169

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
**	Included within Investment securities, at value.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts		Equity Contracts	Total
Realized Gain/(Loss) on derivatives recognized in income

Net realized loss on purchased options ^	$(4)	$—		$—	$(4)
Net realized loss on written option and swaption contracts	(18)	—		—	(18)
Net realized loss on forward foreign currency contracts ~	—	(14)		—	(14)
Net realized gain (loss) on futures contracts	(372)	—	(A)	197	(175)
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on purchased options Y	8	—		—	8
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	21	—		—	21
Net change in unrealized appreciation (depreciation) on futures contracts	(85)	—		72	(13)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ		76			76

Total	$(448)	$62		$269	$(117)

(A)	Rounds to less than $1.
^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on Investment securities.
ŧ	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

(formerly, Transamerica Balanced VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS-CONTRACT RENEWAL AND APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi - Managed Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement” and together the “Sub-Advisory Agreements”) for the Portfolio between TAM and each of the following sub-advisers: BlackRock Financial Management, Inc. and J.P. Morgan Investment Management Inc. (each a “Sub-Adviser” and together the “Sub-Advisers”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and each Sub- Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser that manages the equity portion of the Portfolio and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS-CONTRACT RENEWAL AND APPROVAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser that manages the equity portion of the Portfolio is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Multi Managed Large Cap Core VP
Initial Class	$1,000.00	$1,098.30	$4.28	$1,020.79	$4.12	0.82%
Service Class	1,000.00	1,096.70	5.58	1,019.54	5.37	1.07

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	11.2
Repurchase Agreement	1.3
Convertible Preferred Stocks	0.4
Other Assets and Liabilities - Net	(11.0)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.4%
Automobiles - 0.4%
Better Place ‡ǝ§Δ	237,480	$786
Total Convertible Preferred Stock (cost $594)

COMMON STOCKS - 98.1%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	13,396	748
Textron, Inc. ^	30,847	767
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	34,706	1,345
Automobiles - 0.7%
General Motors Co. ‡^	74,994	1,479
Beverages - 1.9%
Anheuser-Busch InBev NV ADR	23,727	1,890
PepsiCo, Inc.	31,429	2,221
Capital Markets - 2.2%
Bank of New York Mellon Corp.	99,792	2,189
Goldman Sachs Group, Inc.	12,798	1,227
Morgan Stanley	57,885	845
State Street Corp. ^	12,111	541
Chemicals - 1.5%
Monsanto Co.	39,243	3,249
Commercial Banks - 2.8%
Fifth Third Bancorp	72,673	974
PNC Financial Services Group, Inc.	28,767	1,758
U.S. Bancorp	24,235	779
Wells Fargo & Co.	73,702	2,465
Commercial Services & Supplies - 1.6%
Edenred ^	121,537	3,445
Communications Equipment - 2.3%
Cisco Systems, Inc.	61,464	1,055
Motorola Solutions, Inc.	72,041	3,466
Research In Motion, Ltd. ‡^	50,238	371
Computers & Peripherals - 5.4%
Apple, Inc. ‡	16,189	9,454
Dell, Inc. ‡	29,862	374
Hewlett-Packard Co.	96,309	1,937
Distributors - 0.8%
Li & Fung, Ltd.	900,000	1,740
Diversified Financial Services - 5.7%
Bank of America Corp.	214,455	1,754
BM&FBovespa SA	247,085	1,261
Citigroup, Inc.	120,136	3,292
CME Group, Inc. - Class A	6,571	1,762
JPMorgan Chase & Co.	86,285	3,083
MSCI, Inc. - Class A ‡	37,673	1,282
Diversified Telecommunication Services - 1.3%
AT&T, Inc. ^	29,759	1,061
Verizon Communications, Inc.	37,450	1,664
Electric Utilities - 1.3%
FirstEnergy Corp.	22,565	1,110
PPL Corp.	62,676	1,743
Electrical Equipment - 1.2%
Emerson Electric Co.	17,032	793
First Solar, Inc. ‡^	34,484	519
Sensata Technologies Holding NV ‡^	45,929	1,231
Electronic Equipment & Instruments - 0.5%
Corning, Inc.	86,618	1,120
Energy Equipment & Services - 2.0%
Halliburton Co.	67,466	1,916
Noble Corp. ‡	17,096	556
Weatherford International, Ltd. ‡	143,898	1,817
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	46,214	2,160
Wal-Mart Stores, Inc.	17,354	1,210
Food Products - 3.5%
DE Master Blenders 1753 NV ‡	132,540	1,494
Hillshire Brands Co.	26,508	768

	Shares	Value (000’s)
Food Products (continued)
Kraft Foods, Inc. - Class A	51,403	$1,986
Mead Johnson Nutrition Co. - Class A	18,007	1,450
Unilever NV	56,811	1,895
Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc. ‡	6,449	3,571
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	24,717	1,038
UnitedHealth Group, Inc.	39,709	2,323
WellPoint, Inc.	16,478	1,051
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. ^	25,328	868
Household Products - 0.2%
Procter & Gamble Co.	6,030	369
Industrial Conglomerates - 1.1%
General Electric Co.	116,039	2,418
Insurance - 3.9%
Aflac, Inc.	9,133	389
Allstate Corp.	86,677	3,042
American International Group, Inc. ‡	15,623	501
MetLife, Inc.	33,940	1,047
Progressive Corp. ^	93,657	1,951
Travelers Cos., Inc.	24,219	1,546
Internet & Catalog Retail - 7.3%
Amazon.com, Inc. ‡	46,485	10,615
Groupon, Inc. - Class A ‡^	139,511	1,483
priceline.com, Inc. ‡	5,668	3,766
Internet Software & Services - 10.5%
Baidu, Inc. ADR ‡	31,022	3,567
eBay, Inc. ‡	84,758	3,561
Facebook, Inc. - Class A ‡^	100,653	3,132
Facebook, Inc. - Class B ‡ǝ§Δ	133,996	3,823
Google, Inc. - Class A ‡	7,988	4,634
LinkedIn Corp. - Class A ‡	13,066	1,389
Yahoo! Inc. ‡	115,982	1,836
Yandex NV - Class A ‡	50,085	954
IT Services - 1.6%
Mastercard, Inc. - Class A	3,912	1,683
Visa, Inc. - Class A	13,856	1,713
Life Sciences Tools & Services - 1.0%
Illumina, Inc. ‡^	51,381	2,075
Machinery - 1.2%
Ingersoll-Rand PLC	60,138	2,537
Media - 7.1%
Comcast Corp. - Class A ^	133,103	4,256
McGraw-Hill Cos., Inc.	34,718	1,562
Naspers, Ltd. - Class N	28,898	1,544
News Corp. - Class B	93,017	2,095
Time Warner Cable, Inc.	28,724	2,358
Time Warner, Inc.	36,601	1,409
Viacom, Inc. - Class B	47,156	2,217
Metals & Mining - 0.9%
Alcoa, Inc. ^	128,839	1,128
Molycorp, Inc. ‡^	35,380	762
Multiline Retail - 0.5%
Kohl’s Corp.	4,979	226
Target Corp.	14,923	869
Oil, Gas & Consumable Fuels - 5.5%
BP PLC ADR	62,925	2,551
Chevron Corp.	20,134	2,124
Murphy Oil Corp.	32,013	1,610
QEP Resources, Inc. ^	39,796	1,193
Range Resources Corp. ^	18,106	1,120
Royal Dutch Shell PLC - Class A ADR	30,370	2,048
Ultra Petroleum Corp. ‡^	58,320	1,345
Paper & Forest Products - 0.9%
International Paper Co.	70,262	2,031
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	67,128	2,413

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Pharmaceuticals (continued)
GlaxoSmithKline PLC ADR	27,361	$1,247
Merck & Co., Inc.	57,023	2,381
Novartis AG	11,386	637
Pfizer, Inc.	125,500	2,887
Roche Holding AG ADR	20,737	896
Sanofi ADR	32,619	1,232
Valeant Pharmaceuticals International, Inc. ‡	27,686	1,240
Professional Services - 1.4%
Intertek Group PLC	37,823	1,585
Verisk Analytics, Inc. - Class A ‡	28,815	1,419
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. - Class A^	122,033	4,039
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	31,701	845
KLA-Tencor Corp.	3,420	168
Software - 3.6%
Microsoft Corp.	95,101	2,909
Salesforce.com, Inc. ‡^	19,902	2,752
VMware, Inc. - Class A ‡	15,635	1,423
Zynga, Inc. - Class A ‡^	125,874	685
Specialty Retail - 0.9%
Lowe’s Cos., Inc. ^	42,135	1,198
Staples, Inc. ^	59,384	775
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR	40,093	1,130

Total Common Stocks (cost $178,753)		212,437

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 11.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	24,197,057	$24,197
Total Securities Lending Collateral (cost $24,197)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $2,878 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 3.50%, due 11/01/2025, and with a total value of $2,938.	$2,878	2,878
Total Repurchase Agreement (cost $2,878)

Total Investment Securities (cost $206,422) P		240,298
Other Assets and Liabilities - Net		(23,869)

Net Assets		$216,429

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,609, or 2.13% of the portfolio’s net assets.
§	Illiquid. Total aggregate fair value of illiquid securities is $4,609, or 2.13% of the portfolio’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $23,586.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $206,422. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,817 and $15,941, respectively. Net unrealized appreciation for tax purposes is $33,876.
Δ	Restricted. At 06/30/2012, the portfolio owned the respective securities which were restricted as to public resale:

Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Better Place	01/25/2010	$594	$786	0.36%
Facebook, Inc. - Class B	02/02/2011	2,948	3,823	1.77

		$3,542	$4,609	2.13%

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$183,608	$25,006	$3,823	$212,437
Convertible Preferred Stock	—	—	786	786
Repurchase Agreement	—	2,878	—	2,878
Securities Lending Collateral	24,197	—	—	24,197

Total	$207,805	$27,884	$4,609	$240,298

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012₪	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 ƒ
Common Stock	$3,618	$—	$—	$—	$—	$205	$—	$—	$3,823	$205
Convertible Preferred Stock	1,078	—	—	—	—	(292)	—	—	786	(292)

Total	$4,696	$—	$—	$—	$—	$(87)	$—	$—	$4,609	$(87)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 2.13% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 06/30/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stock	$3,823	Discount for illiquidity	Illiquidity discount amortized over the lockup period	8.3% - 8.3%	8.3%

Convertible Preferred Stock	786	Discounted Cash Flow	Weighted Average Cost of Capital	22.5% - 27.5%	24.2%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%
		Market Comparable Companies	Enterprise Value / Revenue	2.6x - 3.4x	3.1x
			Discount for Lack of Marketability	15% - 15%	15%

The significant unobservable inputs used in the fair value measurement of common stocks and convertible preferred stocks are illiquidity discount, enterprise value/revenue, weighted average cost of capital, perpetual growth rate, and discount for lack of marketability. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the illiquidity discount, enterprise value/revenue, equity value/net income, weighted average cost of capital, perpetual growth rate, and discount for lack of marketability.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $203,544)	$237,420
(including securities loaned of $23,586)
Repurchase agreement, at value (cost: $2,878)	2,878
Cash	398
Receivables:
Investment securities sold	116
Shares sold	48
Securities lending income (net)	37
Dividends	268
Dividend reclaims	35
Short term interest	—	(A)
Prepaid expenses	3

	241,203

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	314
Shares redeemed	93
Management and advisory fees	126
Distribution and service fees	4
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	4
Printing and shareholder reports fees	20
Audit and tax fees	9
Other	6
Collateral for securities on loan	24,197

	24,774

Net assets	$216,429

Net assets consist of:
Capital stock ($.01 par value)	$131
Additional paid-in capital	210,620
Undistributed net investment income	3,410
Accumulated net realized loss from investment securities and foreign currency transactions	(31,609)
Net unrealized appreciation on:
Investment securities	33,876
Translation of assets and liabilities denominated in foreign currencies	1

Net assets	$216,429

Net assets by class:
Initial Class	$195,207
Service Class	21,222
Shares outstanding:
Initial Class	11,812
Service Class	1,265
Net asset value and offering price per share:
Initial Class	$16.53
Service Class	16.78

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $50)	$2,276
Interest income	1
Securities lending income (net)	284

2,561

Expenses:
Management and advisory	829
Distribution and service:
Service Class	27
Printing and shareholder reports	12
Custody	24
Administration	24
Legal	5
Audit and tax	7
Trustees	3
Transfer agent	1
Other	3

Total expenses	935

Net investment income	1,626

Net realized gain (loss) on transactions from:
Investment securities	9,967
Foreign currency transactions	1

9,968

Net increase in unrealized appreciation (depreciation) on:
Investment securities	8,507
Translation of assets and liabilities denominated in foreign currencies	1

Change in unrealized appreciation (depreciation)	8,508

Net realized and change in unrealized gain	18,476

Net increase in net assets resulting from operations	$20,102

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$1,626	$1,785
Net realized gain from investment securities and foreign currency transactions	9,968	21,675
Change in net unrealized appreciation (depreciation) on investment securities	8,508	(28,394)

Net increase (decrease) in net assets resulting from operations	20,102	(4,934)

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,488)
Service Class	—	(106)

Total distributions to shareholders	—	(1,594)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,850	14,300
Service Class	3,721	8,440

	10,571	22,740

Dividends and distributions reinvested:
Initial Class	—	1,488
Service Class	—	106

	—	1,594

Cost of shares redeemed:
Initial Class	(17,838)	(28,999)
Service Class	(3,069)	(5,641)

	(20,907)	(34,640)

Net decrease in net assets from capital shares transactions	(10,336)	(10,306)

Net increase (decrease) in net assets	9,766	(16,834)

Net assets:
Beginning of period/year	206,663	223,497

End of period/year	$216,429	$206,663

Undistributed net investment income	$3,410	$1,784

Share activity:
Shares issued:
Initial Class	411	899
Service Class	220	520

	631	1,419

Shares issued-reinvested from distributions:
Initial Class	—	100
Service Class	—	7

	—	107

Shares redeemed:
Initial Class	(1,080)	(1,841)
Service Class	(184)	(358)

	(1,264)	(2,199)

Net increase (decrease) in shares outstanding:
Initial Class	(669)	(842)
Service Class	36	169

	(633)	(673)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$15.05		$15.52	$13.12	$9.09	$19.04	$18.73
Investment operations
Net investment income(A)	0.12		0.13	0.11	0.10	0.18	0.19
Net realized and unrealized gain (loss)	1.36		(0.48)	2.38	4.02	(7.25)	1.50

Total operations	1.48		(0.35)	2.49	4.12	(7.07)	1.69

Distributions
From net investment income	—		(0.12)	(0.09)	(0.09)	(0.23)	(0.19)
From net realized gains	—		—	—	—	(2.65)	(1.19)

Total distributions	—		(0.12)	(0.09)	(0.09)	(2.88)	(1.38)

Net asset value
End of period/year	$16.53		$15.05	$15.52	$13.12	$9.09	$19.04

Total return(B)	9.83	%(C)	(2.27)%	19.17%	45.41%	(42.08)%	9.25%

Net assets end of period/year (000’s)	$195,207		$187,862	$206,764	$199,996	$73,100	$153,192
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.82	%(D)	0.82%	0.84%	0.84%	0.83%	0.82%
Before reimbursement/recaptured expense	0.82	%(D)	0.82%	0.83%	0.85%	0.83%	0.82%
Net investment income, to average net assets	1.49	%(D)	0.82%	0.79%	0.91%	1.20%	0.97%
Portfolio turnover rate	20	%(C)	27%	27%	73%	37%	37%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$15.30		$15.79	$13.36	$9.27	$19.36	$19.04
Investment operations
Net investment income(A)	0.10		0.09	0.07	0.07	0.14	0.15
Net realized and unrealized gain (loss)	1.38		(0.49)	2.43	4.10	(7.38)	1.51

Total operations	1.48		(0.40)	2.50	4.17	(7.24)	1.66

Distributions
From net investment income	—		(0.09)	(0.07)	(0.08)	(0.20)	(0.15)
From net realized gains	—		—	—	—	(2.65)	(1.19)

Total distributions	—		(0.09)	(0.07)	(0.08)	(2.85)	(1.34)

Net asset value
End of period/year	$16.78		$15.30	$15.79	$13.36	$9.27	$19.36

Total return(B)	9.67	%(C)	(2.53)%	18.87%	45.09%	(42.20)%	8.94%

Net assets end of period/year (000’s)	$21,222		$18,801	$16,733	$12,453	$1,852	$1,878
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.07	%(D)	1.07%	1.09%	1.09%	1.08%	1.06%
Before reimbursement/recaptured expense	1.07	%(D)	1.07%	1.08%	1.10%	1.08%	1.06%
Net investment income, to average net assets	1.25	%(D)	0.58%	0.54%	0.65%	0.98%	0.74%
Portfolio turnover rate	20	%(C)	27%	27%	73%	37%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010 the financial highlights were audited by another independent registered accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi Managed Large Cap Core VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $8, are included in net realized gain (loss) in the Statement of Operations.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed at the end of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.84% Expense Limit

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$43,199
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	47,714
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi Managed Large Cap Core VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement” and together the “Sub-Advisory Agreements”) for the Portfolio between TAM and each of the following sub-advisers: Invesco Advisers, Inc. and Morgan Stanley Investment Management Inc. (each a “Sub-Adviser” and together the “Sub-Advisers”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period and above the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-year period and above its benchmark for the past 3-, 5- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Multi Managed Large Cap Core VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica PIMCO Real Return TIPS VP
Initial Class	$1,000.00	$1,039.00	$4.31	$1,020.64	$4.27	0.85%
Service Class	1,000.00	1,038.10	5.57	1,019.39	5.52	1.10

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Includes interest fee on Dollar Rolls (representing 0.02% of average net assets).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the Portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	85.4%
Repurchase Agreements	66.8
Short-Term U.S. Government Obligations	4.6
Foreign Government Obligations	4.1
Corporate Debt Securities	1.1
Mortgage-Backed Securities	0.7
Asset-Backed Securities	0.5
Securities Lending Collateral	0.3
Certificate of Deposit	0.2

Asset Type (continued)	% of Net Assets
Purchased Straddle Swaptions	0.1%
Structured Notes Debt	0.0	(A)
Purchased Swaption	0.0	(A)
Other Assets and Liabilities - Net(B)	(63.8)

Total	100.0%

(A)	Rounds to less than 0.1%.
(B)

The Other Assets and Liabilities-Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 85.4%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	$1,731	$1,815
1.75%, 01/15/2028 Ð	1,208	1,513
2.00%, 01/15/2026 Ð	348	444
2.13%, 02/15/2040 Ð	851	1,209
2.38%, 01/15/2025 - 01/15/2027 Ð	13,505	17,983
2.50%, 01/15/2029 Ð	643	892
3.63%, 04/15/2028 Ð	1,138	1,755
3.88%, 04/15/2029 Ð	1,539	2,487
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022Ð	22,077	23,202
0.13%, 04/15/2017	405	428
0.63%, 07/15/2021 Ð	12,962	14,436
1.13%, 01/15/2021 Ð	8,381	9,645
1.25%, 07/15/2020 g	6,171	7,165
1.38%, 07/15/2018 - 01/15/2020 Ð	6,282	7,260
1.88%, 07/15/2013 Ð	752	770
2.00%, 07/15/2014 - 01/15/2016 Ð	11,002	12,127
3.00%, 07/15/2012 Ð	2,175	2,176

Total U.S. Government Obligations (cost $102,126)		105,307

FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
Australia Government Bond
2.50%, 09/20/2030	AUD700	952
4.00%, 08/20/2020	400	789
Canadian Government Bond
1.50%, 12/01/2044	CAD528	674
4.25%, 12/01/2021	882	1,228
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD1,000	1,286
United Kingdom Gilt Inflation Linked
0.38%, 03/22/2062	GBP103	182

Total Foreign Government Obligations (cost $5,032)		5,111

MORTGAGE-BACKED SECURITIES - 0.7%
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	$100	107
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A2
2.62%, 02/25/2035 *	100	93
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.87%, 01/20/2044 *	395	384
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.63%, 11/25/2035 *	124	109
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042	52	53
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.33%, 09/15/2021 - 144A *	103	100

Total Mortgage-Backed Securities (cost $850)		846

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES - 0.5%
Commercial Industrial Finance Corp.
Series 2007-1A, Class A1L
0.73%, 05/10/2021 - 144A *	$100	$95
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.59%, 11/25/2035 *	135	123
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A *	187	179
SLM Student Loan Trust
Series 2009-D, Class A
3.50%, 08/17/2043 - 144A *	175	172

Total Asset-Backed Securities (cost $570)		569

CORPORATE DEBT SECURITIES - 1.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc.
1.07%, 01/30/2017 *	EUR100	112
Commercial Banks - 0.7%
Eksportfinans ASA
5.50%, 06/26/2017	$700	680
HSBC Bank PLC
3.10%, 05/24/2016 - 144A^	200	207
Diversified Financial Services - 0.1%
Ford Motor Credit Co., LLC
7.50%, 08/01/2012 ^	100	100
Diversified Telecommunication Services - 0.1%
TDC A/S
3.50%, 02/23/2015 - Reg S	EUR100	133
Food & Staples Retailing - 0.1%
Wesfarmers, Ltd.
2.98%, 05/18/2016 - 144A ^	$100	103

Total Corporate Debt Securities (cost $1,365)		1,335

STRUCTURED NOTES DEBT - 0.0% ¥
Consumer Finance - 0.0% ¥
SLM Corp.
4.95%, 12/15/2013 *	50	49
Total Structured Notes Debt (cost $50)

CERTIFICATE OF DEPOSIT - 0.2%
Commercial Banks - 0.2%
Abbey National Treasury Services PLC
1.69%, 06/10/2013	200	200
Total Certificate of Deposit (cost $200)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.6%
Freddie Mac
0.13%, 11/01/2012 ▲	1,200	1,199
0.16%, 12/05/2012 - 01/03/2013 ▲	4,200	4,197
0.17%, 12/17/2012 ▲	300	300
Total Short-Term U.S. Government Obligations

(cost $5,696)		5,696

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTION - 0.0%¥
Put Option - 0.0% ¥
If exercised the Series receives floating 3 month LIBOR, and pays 3.875%,
European Style §	$500	$18
Expires 04/14/2014

Total Purchased Swaption (cost $25)		18

PURCHASED STRADDLE SWAPTIONS - 0.1%
Straddle Swaptions - 0.1%
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement §	200	16
Exercise Level 0.00% Þ
Expires 12/10/2012
Counterparty: GSC
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement §	400	32
Exercise Level 0.00% Þ
Expires 09/19/2012
Counterparty: BOA
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement §	100	8
Exercise Level 0.00% Þ
Expires 12/10/2012
Counterparty: DUB
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement §	100	8
Exercise Level 0.00% Þ
Expires 09/19/2012
Counterparty: GSC

Total Purchased Straddle Swaptions (cost $70)		64

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	313,830	314
Total Securities Lending Collateral (cost $314)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 66.8%
Bank of America 0.20% ▲, dated 06/29/2012, to be repurchased at $12,300 on 07/02/2012. Collateralized by a U.S. Government Obligation, 2.00%, due 12/15/2022, with a value of $12,550.	$12,300	12,300

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. 0.16% ▲, dated 06/29/2012, to be repurchased at $4,400 on 07/02/2012. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 07/15/2013 - 08/15/2039, with a total value of $4,437.	4,400	4,400
BNP Paribas 0.28% ▲, dated 06/29/2012, to be repurchased at $12,300 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2042, with a total value of $12,718.	$12,300	$12,300
Credit Suisse Securities USA 0.18% ▲, dated 06/29/2012, to be repurchased at $12,300 on 07/02/2012. Collateralized by a U.S. Government Obligation, 0.38%, due 06/30/2013, with a value of $12,563.	12,300	12,300
Deutsche Bank AG 0.14% ▲, dated 06/29/2012, to be repurchased at $22,200 on 07/02/2012. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2021, with a value of $22,608.	22,200	22,200
Goldman Sachs 0.19% ▲, dated 06/29/2012, to be repurchased at $5,800 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.50%, due 08/01/2041, with a value of $5,981.	5,800	5,800
JPMorgan Securities 0.20% ▲, dated 06/29/2012, to be repurchased at $12,300 on 07/02/2012. Collateralized by U.S. Government Obligations, 1.50% - 2.12%, due 11/30/2014 - 06/30/2016, with a total value of $12,514.	12,300	12,300
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $825 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $843.	825	825

Total Repurchase Agreements (cost $82,425)		82,425

Total Investment Securities (cost $198,723) P		201,934
Other Assets and Liabilities - Net		(78,623)

Net Assets		$123,311

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums Received (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.50%	09/24/2012	$(1,300)	$(14)	$(29)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.70	03/18/2013	(2,700)	(31)	(74)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.50	09/24/2012	(1,300)	(14)	(¿ )
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.70	03/18/2013	(2,700)	(53)	(9)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.00	03/18/2013	(100)	(1)	(¿ )
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.85	04/14/2014	(2,200)	(26)	(12)

							$(139)	$(124)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

FUTURES CONTRACTS: Ƃ

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
90-Day Eurodollar	Long	5	03/16/2015	$7
90-Day Eurodollar	Long	5	06/15/2015	10
German Euro Bund	Short	(1)	09/06/2012	5

				$22

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	BCLY	(2,343)	07/19/2012	$(2,310)	$(85)
Australian Dollar	BCLY	137	07/19/2012	137	3
Australian Dollar	BCLY	(830)	07/19/2012	(807)	(41)
Brazilian Real	BCLY	155	08/02/2012	75	2
Brazilian Real	BCLY	155	08/02/2012	75	2
Brazilian Real	BCLY	669	08/02/2012	320	11
Brazilian Real	BCLY	229	08/02/2012	110	3
Brazilian Real	BOA	(205)	08/02/2012	(100)	(1)
Brazilian Real	GSC	(157)	08/02/2012	(77)	(¿ )
Canadian Dollar	BCLY	(1,951)	09/20/2012	(1,898)	(15)
Chinese Yuan Renminbi	BCLY	(13)	02/01/2013	(2)	¿
Euro	BCLY	500	07/03/2012	621	12
Euro	GSC	(1,000)	07/03/2012	(1,265)	(¿ )
Euro	DUB	500	07/03/2012	622	11
Euro	DUB	(12)	07/16/2012	(16)	¿
Euro	BCLY	(16)	07/16/2012	(21)	1
Euro	BCLY	(9)	07/16/2012	(12)	¿
Euro	BCLY	(315)	07/16/2012	(392)	(6)
Euro	DUB	329	07/16/2012	418	(1)
Euro	DUB	74	07/16/2012	93	¿
Euro	BOA	476	07/16/2012	622	(20)
Euro	DUB	(10)	07/16/2012	(12)	(¿ )
Euro	DUB	(13)	07/16/2012	(16)	(¿ )
Euro	DUB	(500)	08/02/2012	(622)	(10)
Euro	BCLY	(500)	08/02/2012	(621)	(12)
Pound Sterling	DUB	98	09/12/2012	154	(1)
Pound Sterling	BCLY	(371)	09/12/2012	(578)	(3)
Pound Sterling	DUB	152	09/12/2012	236	2

					$(148)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(128)	$—	$(128)
BOA	11	—	11
DUB	(115)	—	(115)
GSC	24	—	24

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ð	Security, or a portion thereof, is subject to a dollar roll transaction.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $307.
¥	Percentage rounds to less than 0.1%.
g	A portion of this security in the amount of $26 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Þ	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
§	Illiquid. Total aggregate market value of illiquid securities is $82, or 0.1%, of the portfolio’s net assets.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $198,723. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,620 and $409, respectively. Net unrealized appreciation for tax purposes is $3,211.
Ƃ	Cash in the amount of $30 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $963, or 0.78% of the portfolio’s net assets.
BOA	Bank of America
BCLY	Barclays Bank PLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
IRO	Interest Rate Option
LIBOR	London Interbank Offered Rate
OTC	Over the Counter

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$569	$—	$569
Certificates of Deposit	—	200	—	200
Corporate Debt Securities	—	1,335	—	1,335
Foreign Government Obligations	—	5,111	—	5,111
Mortgage-Backed Securities	—	846	—	846
Purchased Swaption	18	—	—	18
Purchased Straddle Swaptions	—	64	—	64
Repurchase Agreements	—	82,425	—	82,425
Securities Lending Collateral	314	—	—	314
Short-Term U.S. Government Obligations	—	5,696	—	5,696
Structured Notes Debt	—	49	—	49
U.S. Government Obligations	—	105,307	—	105,307

Total	$332	$201,602	$—	$201,934

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Written Swaptions	$—	$(124)	$—	$(124)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Appreciation	$22	$—	$—	$22
Forward Foreign Currency Contracts - Appreciation	—	47	—	47
Forward Foreign Currency Contracts - Depreciation	—	(195)	—	(195)

Total	$22	$(148)	$—	$(126)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $116,298)	$119,509
(including securities loaned of $307)
Repurchase agreements, at value (cost: $82,425)	82,425
Cash on deposit with broker	30
Foreign currency, at value (cost: $25)	25
Receivables:
Shares sold	326
Interest	519
Variation margin	5
Prepaid expenses	1
Unrealized appreciation on forward foreign currency contracts	47

	202,887

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	340
Shares redeemed	5
Management and advisory fees	70
Distribution and service fees	21
Trustees fees	—	(A)
Transfer agent fees	—	(A)
Administration fees	2
Printing and shareholder reports fees	3
Audit and tax fees	13
Other	3
Collateral for securities on loan	314
Payable for delayed delivery securities	78,468
Deferred income for dollar rolls	18
Written options and swaptions, at value (premium: $139)	124
Unrealized depreciation on forward foreign currency contracts	195

	79,576

Net assets	$123,311

Net assets consist of:
Capital stock ($.01 par value)	$110
Additional paid-in capital	117,636
Undistributed net investment income	1,080
Undistributed net realized gain from investment securities, future contracts, written option and swaption contracts, swap agreements and foreign currency transactions	1,406
Net unrealized appreciation (depreciation) on:
Investment securities	3,211
Futures contracts	22
Written option and swaption contracts	15
Translation of assets and liabilities denominated in foreign currencies	(169)

Net assets	$123,311

Net assets by class:
Initial Class	$11,283
Service Class	112,028
Shares outstanding:
Initial Class	1,007
Service Class	10,022
Net asset value and offering price per share:
Initial Class	11.20
Service Class	$11.18

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Interest income	$1,083
Dollar roll income	187
Securities lending income (net)	3

	1,273

Expenses:
Management and advisory	319
Distribution and service:
Service Class	100
Printing and shareholder reports	3
Custody	30
Administration	10
Legal	2
Audit and tax	10
Trustees	1
Transfer agent	—	(A)
Interest	11
Other	1

Total expenses	487

Recaptured expenses	5

Net expenses	492

Net investment income	781

Net realized gain (loss) on transactions from:
Investment securities	(190)
Futures contracts	16
Written option and swaption contracts	4
Swap agreements	(84)
Foreign currency transactions	2

	(252)

Net increase in unrealized appreciation (depreciation) on:

Investment securities	2,976
Futures contracts	(23)
Written option and swaption contracts	12
Swap agreements	23
Translation of assets and liabilities denominated in foreign currencies	(147)

Change in unrealized appreciation (depreciation)	2,841

Net realized and change in unrealized gain	2,589

Net increase in net assets resulting from operations	$3,370

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011(A)

From operations:
Net investment income	$781	$167
Net realized gain (loss) from investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency transactions	(252)	1,790
Change in net unrealized appreciation on investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency translation	2,841	238

Net increase in net assets resulting from operations	3,370	2,195

Capital share transactions:
Proceeds from shares sold:
Initial Class	76	10,066
Service Class	52,984	67,801

	53,060	77,867

Cost of shares redeemed:
Initial Class	(5)	(59)
Service Class	(8,993)	(4,124)

	(8,998)	(4,183)

Net increase in net assets from capital shares transactions	44,062	73,684

Net increase in net assets	47,432	75,879

Net assets:
Beginning of period/year	75,879	—

End of period/year	$123,311	$75,879

Undistributed net investment income	$1,080	$299

Share activity:
Shares issued:
Initial Class	7	1,006
Service Class	4,807	6,434

	4,814	7,440

Shares redeemed:
Initial Class	(1)	(5)
Service Class	(829)	(390)

	(830)	(395)

Net increase (decrease) in shares outstanding:
Initial Class	6	1,001
Service Class	3,978	6,044

	3,984	7,045

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class				Service Class
	Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)		Period ended June 30, 2012 (unaudited)		May 1 to Dec 31, 2011(A)
Net asset value
Beginning of period/year	$10.78		$10.00		$10.77		$10.00
Investment operations
Net investment income(B)	0.09		0.14		0.09		0.01
Net realized and unrealized gain	0.33		0.64		0.32		0.76

Total operations	0.42		0.78		0.41		0.77

Net asset value
End of period/year	$11.20		$10.78		$11.18		$10.77

Total return(C)	3.90	%(D)	7.80	%(D)	3.81	%(D)	7.70	%(D)

Net assets end of period/year (000’s)	$11,283		$10,786		$112,028		$65,093
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.85	%(E)(F)	0.90	%(E)	1.10	%(E)(F)	1.15	%(E)
Before reimbursement/recaptured expense	0.84	%(E)(F)	0.92	%(E)	1.09	%(E)(F)	1.17	%(E)
Net investment income, to average net assets	1.62	%(E)(F)	0.90	%(E)	1.72	%(E)(F)	0.06	%(E)
Portfolio turnover rate	38	%(D)(G)	384	%(D)	38	%(D)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on Dollar Rolls (representing 0.02% of average net assets).
(G)	Excludes dollar roll transactions.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Real Return TIPS VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Dollar Rolls: The Portfolio enters into dollar roll transactions. Dollar roll transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop fee”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions expose the Portfolio to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

The Portfolio accounts for dollar roll transactions as financing transactions and realize gains and losses on these transactions at the end of the roll period. These transactions are excluded from the Portfolio’s turnover rate. The Portfolio recognizes net drop fee income on a straight line basis over the period of the roll. For the six months ended June 30, 2012, the Portfolio earned drop fee income of $38, which is included in dollar roll income on the Statement of Operations.

The outstanding payable for securities to be repurchased is included in payable for delayed delivery securities on the Statement of Assets and Liabilities. The average borrowing for dollar roll transactions during the period was approximately $7,501, with an average interest rate of 0.28%. The expense incurred for entering into these transactions is included as interest expense in the Statement of Operations.

Open Dollar roll transactions at June 30, 2012 are included in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedule of Investments.

Option and swaption contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaptions, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options/swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statements of Operations.

The Portfolio writes call and put options/swaptions on futures, swaps, securities or currencies it owns or in which it may invest, and inflation-capped options. When the Portfolio writes a covered call or put option/swaption, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

The Portfolio enters in straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option and swaption contracts at June 30, 2012 are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premium	Notional Amount

Balance at December 31, 2011	$—	$—

Sales	3	6

Closing Buys	(3)	(6)

Expirations	—	—

Exercised	—	—

Balance at June 30, 2012	$—	$—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Transactions in written swaptions were as follows:

	Premium	Notional Amount

Balance at December 31, 2011	$4	$900

Sales	139	10,300

Closing Buys	(4)	(900)

Expirations	—	—

Exercised	—	—

Balance at June 30, 2012	$139	$10,300

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio enters into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency, interest rate risk and commodity risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The Portfolio sells credit default swaps which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. To help hedge against this risk, the Portfolio enters into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

There were no open swap agreements at June 30, 2012.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other. Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation - Conservative VP	$11,131	9.03%

Transamerica Madison Conservative Allocation VP	149	0.12%

Total	$11,280	9.15%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.70%
Over $250 million up to $750 million	0.65%
Over $750 million up to $1 billion	0.60%
Over $1 billion	0.55%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.90% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $5. There were no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$6,465
U.S. Government	69,455

Proceeds from maturities and sales of securities:
Long-term	2,174
U.S. Government	32,173

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased swaptions contracts held at period end increased from zero to five. The volume of written options and swaptions contracts increased throughout the period; beginning with one at the beginning of the period and ending at six at the end of the period. The volume of futures contracts held at the end of the period is indicative of the volume held throughout the period. The volume of forward foreign currency contracts fluctuated throughout the period; beginning with 11 at the beginning of the year and ending at 28 at the end of the period. The volume of swap contracts decreased during the period from two to zero contracts.

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset derivatives
Purchased swaptions, at value **	$82	$—	$82
Unrealized appreciation on forward foreign currency contracts	—	47	47
Unrealized appreciation on futures contracts*	22	—	22
Liability derivatives
Written options and swaptions, at value	(124)	—	(124)
Unrealized depreciation on forward foreign currency contracts	—	(195)	(195)

Total	$(20)	$(148)	$(168)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Included within Investment securities, at value.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain (loss) on written option and swaption contracts	$4	$—	$4
Net realized gain (loss) on forward foreign currency contracts ~	—	13	13
Net realized gain (loss) on swap agreements	(84)	—	(84)
Net realized gain (loss) on futures contracts	16	—	16
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on purchased swaptions y	(13)	—	(13)
Net change in unrealized appreciation (depreciation) on written options and swaption contracts	12	—	12
Net change in unrealized appreciation (depreciation) on swap agreements	23	—	23
Net change in unrealized appreciation (depreciation) on futures contracts	(23)	—	(23)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	(121)	(121)

Total	$(65)	$(108)	$(173)

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
ŧ	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Real Return TIPS VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub- Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub- Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the period since inception. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the period since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica PIMCO Total Return VP
Initial Class	$1,000.00	$1,044.40	$3.46	$1,021.48	$3.42	0.68%
Service Class	1,000.00	1,043.80	4.73	1,020.24	4.67	0.93%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the Portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	41.0%
U.S. Government Obligations	22.6
Corporate Debt Securities	21.5
Repurchase Agreements	9.1
Foreign Government Obligations	7.7
Mortgage-Backed Securities	5.2
Securities Lending Collateral	4.7
Short-Term U.S. Government Obligations	3.4
Municipal Government Obligations	2.5
Asset-Backed Securities	1.8

Asset Type (continued)	% of Net Assets
Preferred Corporate Debt Security	0.2%
Loan Assignments	0.1
Preferred Stock	0.1
Convertible Preferred Stock	0.1
Purchased Option	0.0	(A)
Other Assets and Liabilities - Net(B)	(20.0)

Total	100.0%

(A)	Amount rounds to less than 0.1%
(B)

The Other Assets and Liabilities - Net category may include, but is not limited to Forward Foreign Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 22.6%
U.S. Treasury Bond
3.00%, 05/15/2042 ^	$16,300	$17,072
3.13%, 11/15/2041 Ð	37,000	39,775
3.75%, 08/15/2041 Ð	35,200	42,449
3.88%, 08/15/2040	1,900	2,339
4.38%, 02/15/2038 - 05/15/2041	55,100	73,261
5.25%, 02/15/2029	1,500	2,116
7.63%, 11/15/2022 ^	27,500	43,218
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	12,395	17,690
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022	82,936	87,750
1.13%, 01/15/2021 ^ga	45,744	52,642
U.S. Treasury Note
1.25%, 01/31/2019 ^Ð	48,800	49,471
1.50%, 06/30/2016	780	808
2.00%, 11/15/2021 ^gbaÐ	161,500	167,443
2.00%, 02/15/2022 Ð	600	620
2.13%, 08/15/2021 gaÐ	32,400	34,055
2.25%, 03/31/2016 ^	100	106
2.63%, 08/15/2020 - 11/15/2020	52,189	57,381

Total U.S. Government Obligations (cost $649,768)		688,196

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.0%
Fannie Mae
0.80%, 09/25/2041 *	56,932	57,018
1.35%, 06/01/2043 *	267	270
1.90%, 08/01/2035 *	23	23
2.15%, 08/01/2035 *	1,163	1,216
2.17%, 09/01/2035 *	1,942	2,021
2.23%, 12/01/2034 *	15	16
2.30%, 10/01/2035 *	22	23
2.34%, 01/01/2028 *	63	67
2.35%, 08/01/2036 *	323	343
2.39%, 07/01/2032 *	7	7
2.50%, 05/01/2035 *	948	997
3.50%, 10/01/2013 - 11/01/2041	241,773	255,321
4.00%, 06/01/2013 - 03/01/2041	167,963	178,903
4.50%, 05/01/2019 - 06/01/2026	67,694	72,696
5.00%, 10/01/2020 - 01/01/2030	10,859	11,771
5.50%, 12/01/2017 - 02/01/2038	4,022	4,395
6.00%, 08/01/2037	2,598	2,863
6.50%, 06/17/2038	3,135	3,279
Fannie Mae, TBA
2.50%	200,000	206,063
3.00%	12,000	12,306
3.50%	64,000	67,200
4.00%	2,000	2,128
4.50%	1,000	1,072
5.00%	28,000	30,253
5.50%	4,000	4,363
Freddie Mac
0.59%, 12/15/2029 *	58	58
1.32%, 10/25/2044 *	1,816	1,818
1.53%, 07/25/2044 *	924	960
2.11%, 09/01/2035 *	168	176
2.41%, 08/01/2023 *	66	67
2.62%, 09/01/2035 *	1,933	2,056
4.00%, 03/01/2041	86,005	91,438
5.00%, 02/15/2020	621	631

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
6.50%, 07/25/2043		$104	$119
Freddie Mac, TBA
4.00%		54,000	57,198
4.50%		1,000	1,068
Ginnie Mae
6.50%, 06/20/2032		6	7
Ginnie Mae, TBA
3.00%		114,000	118,276
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 ǝ		5,700	5,869
Series E-2
Zero Coupon, 09/20/2013 ǝ		5,850	5,867
Series H-2
Zero Coupon, 09/20/2013 ǝ		11,384	11,439
Zero Coupon, 04/15/2014		3,900	5,186
2.07%, 05/15/2021 ǝ		32,274	32,048
U.S. Small Business Administration
4.50%, 02/01/2014		210	216

Total U.S. Government Agency Obligations (cost $1,227,336)			1,249,111

FOREIGN GOVERNMENT OBLIGATIONS - 7.7%
Australia Government Bond
4.75%, 06/15/2016	AUD	45,300	50,313
5.50%, 12/15/2013 ^		26,500	28,297
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013 - 01/01/2017	BRL	76,532	39,024
Canadian Government Bond
1.75%, 03/01/2013	CAD	3,700	3,653
2.25%, 08/01/2014		97,000	97,663
3.25%, 06/01/2021		6,700	7,459
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A		$2,700	2,895
Province of Quebec Canada
3.50%, 12/01/2022	CAD	4,500	4,650
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050	1,268
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A		$300	310

Total Foreign Government Obligations (cost $228,937)			235,532

MORTGAGE-BACKED SECURITIES - 5.2%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 1A1
2.91%, 08/25/2035 *		292	233
Series 2005-5, Class 2A1
3.12%, 09/25/2035 *		301	244
Series 2005-10, Class 1A21
2.84%, 01/25/2036 *		422	269
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.46%, 10/25/2046 *		4,308	2,006
Series 2006-5, Class A1
1.07%, 11/25/2046 *		856	354
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
2.24%, 09/25/2045 *		7	6
Banc of America Funding Corp.
Series 2005-D, Class A1
2.63%, 05/25/2035 *		162	164
Series 2006-J, Class 4A1
5.70%, 01/20/2047 *		188	115

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

The notes to the financial statements are an integral part of this report.

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc.
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 - 144A *	$20,000	$22,098
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.94%, 01/25/2035 *	952	829
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.66%, 08/25/2033 *	1,618	1,615
Series 2003-8, Class 2A1
2.92%, 01/25/2034 *	90	89
Series 2003-8, Class 4A1
2.89%, 01/25/2034 *	206	207
Series 2003-9, Class 2A1
2.96%, 02/25/2034 *	240	222
Series 2004-10, Class 22A1
2.81%, 01/25/2035 *	348	310
Series 2005-2, Class A2
3.08%, 03/25/2035 *	635	625
Series 2005-5, Class A2
2.25%, 08/25/2035 *	499	463
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.88%, 09/25/2035 *	710	486
Series 2006-6, Class 32A1
2.83%, 11/25/2036 *	1,082	577
Series 2006-8, Class 3A1
0.41%, 02/25/2034 *	932	761
Series 2006-R1, Class 2E21
3.94%, 08/25/2036 *	845	245
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.85%, 01/26/2036 *	694	411
Series 2007-R6, Class 2A1
2.83%, 12/26/2046 *	461	257
Chaseflex Trust
Series 2007-3, Class 1A2
0.71%, 07/25/2037 *	2,898	1,353
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.23%, 09/25/2035 *	863	803
Series 2005-6, Class A2
2.34%, 09/25/2035 *	637	559
Series 2007-10, Class 22AA
5.02%, 09/25/2037 *	4,055	2,566
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	464
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	13	13
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	268	278
Series 2005-14, Class 2A1
0.46%, 05/25/2035 *	380	219
Series 2005-56, Class 5A2
1.02%, 11/25/2035 *	909	518
Series 2005-59, Class 1A1
0.57%, 11/20/2035 *	10	6
Series 2005-62, Class 2A1
1.15%, 12/25/2035 *	6	4

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-81, Class A1
0.53%, 02/25/2037 *	$2,090	$1,118
Series 2006-OA1, Class 2A1
0.45%, 03/20/2046 *	1,653	824
Series 2006-OA9, Class 2A1A
0.45%, 07/20/2046 *	13	5
Series 2006-OA17, Class 1A1A
0.44%, 12/20/2046 *	5,064	2,729
Series 2006-OA19, Class A1
0.42%, 02/20/2047 *	1,962	963
Series 2007-HY4, Class 1A1
3.00%, 06/25/2037 *	3,929	2,516
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.71%, 10/19/2032 *	88	58
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	605	606
Series 2004-12, Class 11A1
2.90%, 08/25/2034 *	128	95
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	817	828
Series 2005-HY10, Class 5A1
5.26%, 02/20/2036 *	463	332
Series 2005-R2, Class 1AF1
0.59%, 06/25/2035 - 144A *	1,359	1,157
Series 2006-OA5, Class 2A2
0.55%, 04/25/2036 *	684	112
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.46%, 06/25/2033 *	917	861
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
2.05%, 08/25/2035 *	231	137
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.66%, 08/25/2035 *	142	116
Granite Mortgages PLC
Series 2003-3, Class 3A
1.39%, 01/20/2044 *	686	1,037
Series 2004-3, Class 3A2
1.30%, 09/20/2044 *	4,033	6,079
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.45%, 12/25/2046 *	722	180
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
3.13%, 10/25/2033 *	282	249
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.65%, 09/25/2035 *	803	781
Series 2006-AR1, Class 2A1
2.71%, 01/25/2036 *	11	9
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
3.09%, 07/19/2035 *	484	396
Series 2006-1, Class 2A1A
0.48%, 03/19/2036 *	2,612	1,346

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-5, Class 2A1A
0.42%, 07/19/2046 *	$1,258	$693
Series 2006-7, Class 2A1A
0.44%, 09/19/2046 *	623	357
Series 2007-1, Class 2A1A
0.37%, 04/19/2038 *	1,581	984
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.67%, 12/25/2034 *	87	67
Series 2006-AR12, Class A1
0.44%, 09/25/2046 *	783	463
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	237
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.01%, 02/25/2035 *	235	236
Series 2007-A1, Class 5A5
2.85%, 07/25/2035 *	2,333	2,273
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	5,387
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.45%, 10/25/2046 *	617	385
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.65%, 03/25/2036 *	327	60
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
1.99%, 10/25/2035 *	10,889	9,999
Series 2005-2, Class 2A
2.42%, 10/25/2035 *	368	329
Series 2005-2, Class 3A
1.24%, 10/25/2035 *	120	104
Series 2005-3, Class 4A
0.50%, 11/25/2035 *	69	57
Series 2005-A10, Class A
0.46%, 02/25/2036 *	394	287
Morgan Stanley Capital I, Inc.
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	400	453
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	841	850
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.87%, 07/15/2042 - 144A *	10,400	10,452
Series 2011-1A, Class 1A3
2.06%, 07/15/2042 - 144A *	16,000	20,365
RALI Trust
Series 2005-QO3, Class A1
0.65%, 10/25/2045 *	540	293
Series 2006-QO6, Class A1
0.43%, 06/25/2046 *	695	235
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.65%, 01/25/2046 *	679	284
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	16	16

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust (continued)
Series 2005-SA4, Class 1A21
3.13%, 09/25/2035 *	$1,007	$700
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.62%, 06/12/2044 *	14,484	11,718
Sequoia Mortgage Trust
Series 10, Class 2A1
1.00%, 10/20/2027 *	77	73
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.75%, 01/25/2035 *	316	259
Series 2005-17, Class 3A1
2.74%, 08/25/2035 *	111	88
Series 2005-18, Class 3A1
2.80%, 09/25/2035 *	3,672	2,735
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.90%, 09/19/2032 *	59	53
Series 2005-AR5, Class A1
0.49%, 07/19/2035 *	151	115
Series 2005-AR5, Class A2
0.49%, 07/19/2035 *	154	133
Series 2005-AR5, Class A3
0.49%, 07/19/2035 *	287	249
Series 2005-AR8, Class A1A
0.53%, 02/25/2036 *	327	179
Series 2006-AR3, Class 12A1
0.47%, 05/25/2036 *	2,043	974
Series 2006-AR6, Class 2A1
0.44%, 07/25/2046 *	5,482	2,988
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.33%, 09/15/2021 - 144A *	861	834
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.39%, 02/27/2034 *	114	113
Series 2003-AR9, Class 2A
2.55%, 09/25/2033 *	4,073	4,089
Series 2004-AR1, Class A
2.58%, 03/25/2034 *	307	304
Series 2005-AR11, Class A1A
0.57%, 08/25/2045 *	224	183
Series 2006-AR3, Class A1A
1.15%, 02/25/2046 *	1,068	823
Series 2006-AR7, Class 3A
2.64%, 07/25/2046 *	2,053	1,589
Series 2006-AR7, Class C1B2
0.47%, 07/25/2046 *	228	25
Series 2006-AR9, Class 2A
2.64%, 08/25/2046 *	1,835	1,288
Series 2006-AR10, Class 1A1
2.51%, 09/25/2036 *	1,811	1,268
Series 2006-AR17, Class 1A
0.98%, 12/25/2046 *	952	564
Series 2006-AR19, Class 1A1A
0.90%, 01/25/2047 *	269	178
Series 2007-HY1, Class 1A1
2.55%, 02/25/2037 *	671	432
Series 2007-HY1, Class 4A1
2.71%, 02/25/2037 *	4,498	3,283

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2007-OA1, Class A1A
0.85%, 02/25/2047 *	$5,486	$3,306
Series 2007-OA3, Class 2A1A
0.92%, 04/25/2047 *	629	443
Series 2007-OA6, Class 1A
0.97%, 07/25/2047 *	923	570
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	78	78
Series 2004-CC, Class A1
2.61%, 01/25/2035 *	474	449
Series 2006-AR4, Class 2A6
5.61%, 04/25/2036 *	475	185
Series 2006-AR8, Class 2A4
2.66%, 04/25/2036 *	927	751

Total Mortgage-Backed Securities (cost $171,563)		157,788

ASSET-BACKED SECURITIES - 1.8%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.83%, 07/25/2032 *	6	5
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.60%, 07/25/2035 *	132	116
Avoca CLO I BV
Series III-X, Class A
1.43%, 09/15/2021 *ǝ	3,775	4,520
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.91%, 10/25/2032 *	24	20
Series 2006-SD2, Class A2
0.45%, 06/25/2036 *	63	62
Series 2006-SD3, Class 21A1
3.18%, 07/25/2036 *	330	223
Series 2006-SD4, Class 1A1
3.02%, 10/25/2036 *	795	547
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.20%, 04/15/2016 *	13,300	20,459
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.36%, 08/25/2036 *	32	30
Series 2007-AHL1, Class A2A
0.29%, 12/25/2036 *	25	24
Countrywide Asset-Backed Certificates
Series 2007-5, Class 2A1
0.35%, 09/25/2047 *	7	7
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.92%, 06/15/2020 - 144A *ǝ	2,149	2,627
Home Equity Asset Trust
Series 2002-1, Class A4
0.85%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.33%, 03/25/2037 *	70	69
Lehman XS Trust
Series 2006-4N, Class A1B1
0.42%, 04/25/2046 *	103	98

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Lehman XS Trust (continued)
Series 2006-GP4, Class 2A2
0.48%, 08/25/2046 *	$181	$14
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.32%, 01/25/2047 *	317	273
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.51%, 06/25/2035 *	26	26
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.89%, 05/18/2015 - 144A *	13,300	13,304
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.97%, 02/16/2019 - 144A *	6,159	6,137
Securitized Asset Backed Receivables LLC
Series 2007-NC2, Class A2A
0.29%, 01/25/2037 *	240	200
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	249	277
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,492	1,638
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,915	3,376
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.83%, 01/25/2033 *	1	1
Series 2007-GEL1, Class A1
0.35%, 01/25/2037 - 144A *	625	380

Total Asset-Backed Securities (cost $55,840)		54,434

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.5%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030 - 06/01/2047	4,400	3,423
Chicago Transit Authority - Class A
6.90%, 12/01/2040	11,100	13,085
Chicago Transit Authority - Class B
6.90%, 12/01/2040	7,300	8,814
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047	300	216
Kentucky State Property & Building Commission
4.30%, 11/01/2019	500	557
4.40%, 11/01/2020	600	658
5.37%, 11/01/2025	1,100	1,268
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900	7,519
Los Angeles Unified School District - Series
A-1, Class A
4.50%, 07/01/2022	2,155	2,423
New York City Municipal Water Finance Authority
5.75%, 06/15/2040	6,200	7,446
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.73%, 11/01/2023	900	1,044
4.91%, 11/01/2024	600	706
5.08%, 11/01/2025	600	717
Palomar Community College District
4.75%, 05/01/2032	100	106

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California
5.65%, 04/01/2039 *		$14,400	$14,945
State of California - Build America Bonds
7.50%, 04/01/2034		1,100	1,377
7.55%, 04/01/2039		3,400	4,405
State of Illinois
4.42%, 01/01/2015		1,500	1,579
Tobacco Securitization Authority of Southern California
5.13%, 06/01/2046		3,100	2,337
Tobacco Settlement Finance Authority - Series A
7.47%, 06/01/2047		2,520	1,898
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100	102
Tobacco Settlement Financing Corp. - Series 1A
5.00%, 06/01/2041		4,000	3,106

Total Municipal Government Obligations (cost $71,804)			77,731

PREFERRED CORPORATE DEBT SECURITY - 0.2%
Commercial Banks - 0.2%
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 *Ž		7,000	4,655
Total Preferred Corporate Debt Security (cost $7,106)

CORPORATE DEBT SECURITIES - 21.5%
Automobiles - 0.7%
Fiat Finance & Trade SA
9.00%, 07/30/2012	EUR	4,400	5,582
Volkswagen International Finance NV
0.91%, 10/01/2012 - 144A *		$9,800	9,806
1.07%, 04/01/2014 - 144A *		6,200	6,187
Capital Markets - 2.8%
Deutsche Bank AG
5.38%, 10/12/2012		19,206	19,452
Goldman Sachs Group, Inc.
0.99%, 11/15/2014 *	EUR	900	1,084
1.00%, 02/04/2013 *		800	1,006
1.03%, 05/23/2016 *		11,800	13,523
6.25%, 09/01/2017		$5,000	5,436
Morgan Stanley
0.95%, 10/15/2015 *		1,100	980
2.88%, 07/28/2014 ^		2,700	2,674
3.45%, 11/02/2015		13,800	13,363
Morgan Stanley, Series F
6.25%, 08/28/2017		5,500	5,677
Morgan Stanley, Series MTN
6.63%, 04/01/2018		13,900	14,533
UBS AG
4.88%, 08/04/2020		6,600	7,052
Commercial Banks - 8.0%
Abbey National Treasury Services PLC
2.05%, 04/25/2014 *		14,500	13,875
3.88%, 11/10/2014 - 144A^		1,100	1,084
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A^		11,800	12,363
Barclays Bank PLC
1.51%, 01/13/2014 *^		22,800	22,824
2.50%, 01/23/2013		900	907
6.05%, 12/04/2017 - 144A		6,000	6,063

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Barclays Bank PLC (continued)
10.18%, 06/12/2021 - 144A	$5,520	$6,512
BPCE SA
2.22%, 02/07/2014 - 144A *^	29,700	29,354
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 ^	25,500	27,054
DNB Boligkreditt AS
2.90%, 03/29/2016 - 144A	22,000	22,845
Export-Import Bank of Korea
8.13%, 01/21/2014	13,100	14,301
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A *Ž	100	129
Lloyds TSB Bank PLC
2.82%, 01/24/2014 *	18,800	18,904
4.38%, 01/12/2015 - 144A	14,000	14,458
5.80%, 01/13/2020 - 144A	2,200	2,352
12.00%, 12/16/2024 - 144A *Ž	16,500	17,260
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A *Ž^	1,910	2,403
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^	16,700	16,830
UBS AG
5.88%, 12/20/2017	2,700	3,016
Wells Fargo & Co., Series K
7.98%, 03/15/2018 *Ž^	8,700	9,548
Consumer Finance - 1.2%
Ally Financial, Inc.
3.87%, 06/20/2014 *	6,900	6,834
8.00%, 03/15/2020 ^	8,880	10,212
American Express Credit Corp., Series C
5.88%, 05/02/2013	15,900	16,563
SLM Corp.
0.77%, 01/27/2014 *	800	764
5.13%, 08/27/2012	1,000	1,004
Diversified Financial Services - 6.4%
Bank of America Corp.
6.50%, 08/01/2016 ^	4,500	4,942
7.63%, 06/01/2019	15,000	17,638
Bank of America Corp., Series MTNL
5.65%, 05/01/2018	7,900	8,447
Bear Stearns Cos., LLC
5.70%, 11/15/2014	4,400	4,761
6.40%, 10/02/2017 ^	2,200	2,537
7.25%, 02/01/2018	1,500	1,793
Citigroup, Inc.
2.47%, 08/13/2013 *^	14,200	14,299
5.88%, 05/29/2037	1,100	1,199
6.00%, 08/15/2017	5,300	5,806
Ford Motor Credit Co., LLC
5.63%, 09/15/2015 ^	10,845	11,787
7.00%, 10/01/2013 ^	800	854
General Electric Capital Corp.
0.77%, 06/20/2014 *	13,100	12,798
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,000	4,300
7.13%, 09/01/2018 - 144A	13,200	14,553
JPMorgan Chase & Co.
4.25%, 10/15/2020	22,900	24,056

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
4.40%, 07/22/2020		$800	$844
4.95%, 03/25/2020		2,400	2,646
6.30%, 04/23/2019		5,400	6,311
JPMorgan Chase Bank NA
6.00%, 10/01/2017		1,600	1,791
Lehman Brothers Holdings, Inc.
6.75%, 12/28/2017 ǝ		4,000	¿
Lehman Brothers Holdings, Inc. (Escrow shares)
1.00%, 01/24/2013 - 12/30/2016		14,600	3,322
Merrill Lynch & Co., Inc.
0.98%, 01/31/2014 *	EUR	2,100	2,556
6.88%, 04/25/2018		$11,100	12,420
Merrill Lynch & Co., Inc., Series C
6.40%, 08/28/2017		11,200	12,183
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S ^		5,000	5,325
SSIF Nevada, LP
1.17%, 04/14/2014 - 144A *^		19,800	19,666
Diversified Telecommunication Services - 0.0% ¥
KT Corp.
4.88%, 07/15/2015 - 144A		900	961
Energy Equipment & Services - 0.1%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A^		4,100	4,100
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 ^		3,900	4,651
Insurance - 0.5%
American International Group, Inc.
8.18%, 05/15/2058 *^		200	217
8.25%, 08/15/2018		12,300	14,849
Principal Life Income Funding Trusts
5.30%, 04/24/2013		1,000	1,037
Metals & Mining - 0.2%
Gerdau Trade, Inc.
5.75%, 01/30/2021 - 144A ^		3,100	3,213
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S		3,000	2,859
Oil, Gas & Consumable Fuels - 0.7%
El Paso LLC
7.75%, 01/15/2032		425	478
7.80%, 08/01/2031		125	140
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S ^		10,900	12,085
8.15%, 04/11/2018 - 144A		1,200	1,429
Gazprom OAO Via GAZ Capital SA, Series 2
8.63%, 04/28/2034 - Reg S		6,000	7,635
Tobacco - 0.7%
Altria Group, Inc.
9.25%, 08/06/2019		13,000	18,061
9.70%, 11/10/2018		2,500	3,459
Reynolds American, Inc.
7.63%, 06/01/2016		800	964
Transportation Infrastructure - 0.0% ¥
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		850	908

Total Corporate Debt Securities (cost $624,781)			657,694

	Principal (000’s)	Value (000’s)
LOAN ASSIGNMENTS - 0.1%
Diversified Financial Services - 0.0% ¥
Delos Aircraft, Inc. Tranche B
4.75%, 04/12/2016 *	$2,000	$2,008
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC, Non-Extended
3.74%, 10/10/2014 *	3,730	2,334

Total Loan Assignments (cost $5,500)		4,342

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.4%
Fannie Mae
0.17%, 12/19/2012	1,100	1,099
Freddie Mac
0.16%, 12/10/2012 - 01/03/2013	36,900	36,872
0.17%, 12/17/2012 - 12/24/2012	65,300	65,249
U.S. Treasury Bill
0.07%, 09/13/2012 ▲	472	472
0.19%, 05/02/2013 ▲ ß	550	549

Total Short-Term U.S. Government Obligations (cost $104,241)		104,241

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co., 7.50%	2,900	3,263
Total Convertible Preferred Stock (cost $2,690)

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust, 1.04% - 144A *ǝ§	380	2,834
Total Preferred Stock (cost $4,042)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 0.0% ¥
Call Option - 0.0% ¥
OTC - USD vs. CNY§	$3,900	23
Strike $6.51
Expires 05/16/2013
Counterparty: JPM
Total Purchased Option (cost $20)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	142,424,771	142,425
Total Securities Lending Collateral (cost $142,425)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 9.1%
Bank of America 0.19% ▲, dated 06/13/2012, to be repurchased at $104,500 on 07/05/2012. Collateralized by a U.S. Government Obligation, 1.00%, due 05/15/2014, with a value of $106,510.	$104,500	104,500

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia 0.20% ▲, dated 06/20/2012, to be repurchased at $19,700 on 07/05/2012. Collateralized by a U.S. Government agency Obligation, 4. 50%, due 11/01/2040, with a value of $20,316.		$19,700	$19,700
Goldman Sachs § 0.20% ▲, dated 06/05/2012, to be repurchased at $17,900 on 07/16/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2027, with a value of $18,582.		17,900	17,900
JPMorgan Securities 0.20% ▲, dated 06/29/2012, to be repurchased at $1,900 on 07/02/2012. Collateralized by a U.S. Government Obligation, 1.13%, due 12/15/2012, with a value of $1,939.		1,900	1,900
RBC Capital Markets LLC 0.20% ▲, dated 06/15/2012, to be repurchased at $56,500 on 07/03/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 5.00%, due 08/20/2040 - 01/20/2042, with a value of $58,112.		56,500	56,500
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $3,791 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $3,867.		3,791	3,791
Toronto Dominion Bank 1.01% ▲, dated 06/20/2012, to be repurchased at CAD25,300 on 07/05/2012. Collateralized by a U.S. Government Obligation, 5.75%, due 06/01/2033, with a value of $24,895.	CAD	25,300	24,850

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
Toronto Dominion Bank Grand Cayman 0.22% ▲, dated 06/15/2012, to be repurchased at $50,000 on 07/02/2012. Collateralized by U.S. Government Agency Obligations, 0.30% - 0.60%, due 11/14/2013 - 11/15/2013, with a total value of $50,989.	$50,000	$50,000

Total Repurchase Agreements (cost $279,091)		279,141

Total Investment Securities (cost $3,575,144) P		3,661,410
Other Assets and Liabilities - Net		(609,247)

Net Assets		$3,052,163

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (10.8%)
U.S. Government Agency Obligations - (10.8%)
Fannie Mae, TBA ☐
3.50%	$(104,000)	$(109,636)
4.00%	(111,000)	(118,045)
4.50%	(67,000)	(71,805)
5.50%	(6,000)	(6,545)
6.00%	(2,000)	(2,197)
Freddie Mac, TBA
4.00%	(20,000)	(21,222)

Total Securities Sold Short (proceeds $(328,855))		$(329,450)

WRITTEN SWAPTIONS: ¶ p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	DUB	5-year IRO USD	Receive	1.40%	03/18/2013	$(133,500)	$(859)	$(2,093)
Put - Interest Rate Swap, European Style	DUB	5-year IRO USD	Pay	1.40	03/18/2013	(133,500)	(3,280)	(831)

							$(4,139)	$(2,924)

CENTRALLY CLEARED SWAP AGREEMENTS: Þ

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America High Yield Index - Series 14	5.00	06/20/2015	USD	$16,896	$(398)	$208	$(606)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	54,432	(723)	2,075	(2,798)
North America Investment Grade Index - Series 14	1.00	06/20/2015	USD	36,300	(286)	95	(381)
North America Investment Grade Index - Series 15	1.00	12/20/2015	USD	20,200	(112)	114	(226)

					$(1,519)	$2,492	$(4,011)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: ¶ p

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	06/20/2017	USD	DUB	$36,900	$(965)	$(395)	$(570)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
6-Month AUD BBR-BBSW	5.50%	12/15/2017	DUB	AUD	7,800	$723	$(26)	$749
6-Month AUD BBR-BBSW	5.50	12/15/2017	BCLY	AUD	12,600	1,167	(47)	1,214
6-Month AUD BBR-BBSW	3.75	03/15/2018	UBS	AUD	38,400	28	55	(28)
6-Month AUD BBR-BBSW	3.75	03/15/2018	GSC	AUD	22,000	16	47	(31)
6-Month AUD BBR-BBSW	4.00	03/15/2023	GSC	AUD	63,900	(489)	(100)	(388)
BRL-CDI	12.12	01/02/2014	HSBC	BRL	41,100	1,574	39	1,535
BRL-CDI	11.94	01/02/2014	HSBC	BRL	24,100	768	34	734
BRL-CDI	11.96	01/02/2014	GSC	BRL	96,100	3,422	(40)	3,462
BRL-CDI	12.56	01/02/2014	HSBC	BRL	13,200	426	14	412
BRL-CDI	12.51	01/02/2014	JPM	BRL	14,300	455	10	445
BRL-CDI	11.99	01/02/2014	GSC	BRL	11,000	396	1	395
BRL-CDI	10.53	01/02/2014	HSBC	BRL	62,900	1,054	15	1,039
BRL-CDI	10.58	01/02/2014	MSC	BRL	30,500	527	19	508
BRL-CDI §	10.14	01/02/2015	HSBC	BRL	169,700	2,775	338	2,437
BRL-CDI §	9.94	01/02/2015	GSC	BRL	47,700	684	¿	684
BRL-CDI §	10.61	01/02/2015	MSC	BRL	97,800	2,040	441	1,599
BRL-CDI §	9.93	01/02/2015	UBS	BRL	34,900	497	19	478
BRL-CDI §	9.93	01/02/2015	MSC	BRL	84,400	1,202	33	1,169
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	237,600	212	(4)	216
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	330,800	3,053	983	2,070

						$20,530	$1,831	$18,699

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 06/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums (Received) (000’s)		Unrealized Appreciation (Depreciation) (000’s)
BFC Genesee, Ltd., 1.93%, 01/01/2041 §	2.25%	01/10/2041	CITI	—	$2,460	$2,382	$	¿	$2,382
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 §	2.22	01/06/2046	CSFB	—	2,500	2,376		¿	2,376
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	32.04	410	(6)		¿	(6)

						$4,752	$	¿	$4,752

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 06/30/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums (Received) (000’s)		Unrealized (Depreciation) (000’s)
Reynolds American, Inc., 7.63%, 06/1/2016	1.28%	06/20/2017	GSC	130.88	$2,100	$(6)	$	¿	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5	0.14%	12/20/2012	MSC	USD	$13,400	$(7)	$	¿	$(7)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums (Received) (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	$9,600	$(639)	$	¿	$(639)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(434)	09/19/2012	$	(¿ )
5-Year U.S. Treasury Note	Short	(2,212)	09/28/2012		(435)

					$(435)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	JPM	(100)	08/09/2012	$(100)	$(2)
Australian Dollar	BOA	(112,546)	08/09/2012	(112,490)	(2,260)
Brazilian Real	HSBC	(82,646)	08/02/2012	(42,294)	1,422
Canadian Dollar	RBC	(25,300)	07/05/2012	(24,811)	(36)
Canadian Dollar	BCLY	(3,447)	09/20/2012	(3,357)	(22)
Canadian Dollar	UBS	(113,209)	09/20/2012	(110,135)	(861)
Chinese Yuan Renminbi	HSBC	(187,715)	07/30/2012	(29,608)	109
Chinese Yuan Renminbi	UBS	(123,985)	07/30/2012	(19,556)	72
Chinese Yuan Renminbi	JPM	(155,018)	07/30/2012	(24,447)	86
Chinese Yuan Renminbi	JPM	254,640	02/01/2013	39,966	(80)
Chinese Yuan Renminbi	GSC	25,845	02/01/2013	4,120	(72)
Chinese Yuan Renminbi	DUB	33,160	02/01/2013	5,233	(39)
Chinese Yuan Renminbi	DUB	12,078	02/01/2013	1,919	(27)
Chinese Yuan Renminbi	JPM	328,211	02/01/2013	52,338	(929)
Chinese Yuan Renminbi	DUB	8,000	08/05/2013	1,277	(27)
Chinese Yuan Renminbi	UBS	23,957	08/05/2013	3,794	(51)
Euro	JPM	287	09/14/2012	365	(2)
Euro	CITI	(91,465)	09/14/2012	(114,116)	(1,716)
Indian Rupee	HSBC	(236,028)	07/12/2012	(4,330)	113
Indian Rupee	DUB	(174,970)	07/12/2012	(3,204)	78
Indian Rupee	HSBC	(242,748)	07/12/2012	(4,450)	113
Indian Rupee	JPM	875,689	07/12/2012	18,840	(3,197)
Indian Rupee	UBS	(244,384)	07/12/2012	(4,480)	114
Indian Rupee	HSBC	22,442	07/12/2012	393	8
Indian Rupee	HSBC	(22,442)	10/03/2012	(386)	(8)
Japanese Yen	CITI	(682,507)	09/10/2012	(8,743)	196
Malaysian Ringgit	JPM	118	07/16/2012	38	(1)
Mexican Peso	UBS	1,871	08/15/2012	136	4
Mexican Peso	HSBC	325,944	08/15/2012	24,061	265
Norwegian Krone	HSBC	20,373	07/27/2012	3,386	35
Norwegian Krone	BNP	20,374	07/27/2012	3,393	28
Norwegian Krone	UBS	20,374	07/27/2012	3,380	42
Pound Sterling	UBS	(333)	09/12/2012	(520)	(1)
Pound Sterling	BNP	(26,305)	09/12/2012	(40,673)	(516)
Republic of Korea Won	BCLY	(17,716)	07/12/2012	(15)	(¿ )
Republic of Korea Won	UBS	17,716	07/12/2012	16	(¿ )
Republic of Korea Won	BCLY	17,716	09/28/2012	15	¿
Singapore Dollar	UBS	(84)	08/03/2012	(68)	2
Taiwan Dollar	CITI	(150,013)	11/30/2012	(5,034)	3
Taiwan Dollar	UBS	(231,319)	11/30/2012	(7,765)	7

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Taiwan Dollar	JPM	114,222	11/30/2012	$3,868	$(37)
Taiwan Dollar	BCLY	380,130	11/30/2012	12,899	(150)
Taiwan Dollar	UBS	(108,127)	11/30/2012	(3,626)	(¿ )

					$(7,337)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 06/30/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$1,042	$2,274	$3,316
BNP	(488)	160	(328)
BOA	(2,260)	270	(1,990)
CITI	865	(2,740)	(3,875)
CSFB	2,376	(1,891)	87
DUB	(2,766)	3,173	407
GSC	4,044	(2,760)	1,284
HSBC	8,214	(9,680)	(1,466)
JPM	(3,694)	4,776	1,082
MSC	2,846	(5,130)	(2,284)
RBC	(36)	(320)	(356)
UBS	1,848	(4,320)	(2,472)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $139,559.
*	Floating or variable rate note. Rate is listed as of 06/29/2012.
ǝ	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $65,205, or 2.14% of the portfolio’s net assets.
§	Illiquid. Total aggregate market value of illiquid investment securities is $20,757, or 0.68%, of the portfolio’s net assets, and illiquid derivatives aggregated to $11,956, or 0.39% of the portfolio’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $3,575,144. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $122,659 and $36,393, respectively. Net unrealized appreciation for tax purposes is $86,266.
¿	Amount is less than 1.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the  form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the  form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the  payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a  particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

g	A portion of this security in the amount of $2,029 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands) (continued):

Ð	Security, or a portion thereof, is subject to a dollar roll transaction.
a	A portion of these securities in the amount of $4,864 has been segregated as collateral with the broker for open swap contracts and/or for swaptions.
Þ	Cash in the amount of $ 741 has been pledged as collateral for centrally cleared swaps.
¶	Cash in the amount of $ 69 has been segregated as collateral with the broker for open swap contracts and/or for swaptions.
b	A portion of these securities in the amount of $8,378 has been segregated as collateral with the custodian for open swaps, swaptions, and/or forward foreign currency contracts.
p	Cash in the amount of $ 29,680 has been pledged by the broker as collateral for open swap contracts, swaptions and forward foreign currency.
☐	Cash in the amount of $ 2,100 has been segregated as collateral by the broker for open short TBA transactions.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2012, these securities aggregated $282,453, or 9.25% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
BOA	Bank of America
BNP	BNP Paribas Bank
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citibank N.A.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
CSFB	Credit Suisse First Boston
GSC	Goldman Sachs Trust
HSBC	HSBC Bank USA
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OTC	Over the Counter
RBC	Royal Bank of Canada
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Asset-Backed Securities	$—	$54,434	$—	$54,434
Convertible Preferred Stock	3,263	—	—	3,263
Corporate Debt Securities	—	657,694	¿	657,694
Foreign Government Obligations	—	235,532	—	235,532
Loan Assignments	—	4,342	—	4,342
Mortgage-Backed Securities	—	157,788	—	157,788
Municipal Government Obligations	—	77,731	—	77,731
Preferred Corporate Debt Security	—	4,655	—	4,655
Preferred Stock	—	—	2,834	2,834
Purchased Option	23	—	—	23
Repurchase Agreements	—	279,141	—	279,141
Securities Lending Collateral	142,425	—	—	142,425
Short-Term U.S. Government Obligations	—	104,241	—	104,241
U.S. Government Agency Obligations	—	1,231,805	17,306	1,249,111
U.S. Government Obligations	—	688,196	—	688,196

Total	$145,711	$3,495,559	$20,140	$3,661,410

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
U.S. Government Agency Obligations	$—	$(329,450)	$—	$(329,450)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Written Swaptions	$—	$(2,924)	$—	$(2,924)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Depreciation	$(435)	$—	$—	$(435)
Credit Default Swap - Appreciation	—	4,758	—	4,758
Credit Default Swap - Depreciation	(4,011)	(658)	—	(4,669)
Forward Foreign Currency Contracts - Appreciation	—	2,697	—	2,697
Forward Foreign Currency Contracts - Depreciation	—	(10,034)	—	(10,034)
Interest Rate Swaps - Appreciation	—	19,146	—	19,146
Interest Rate Swaps - Depreciation	—	(1,017)	—	(1,017)

Total	$(4,446)	$14,892	$—	$10,446

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases		Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ		Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 ƒ
Preferred Stock	$2,854		$—	$—	$—	$—	$(20)		$—	$—	$2,834	$(20)
Corporate Debt Security	—		¿	—	—	—	(¿	)	—	—	¿	(¿	)
U.S. Government Agency Obligations	17,163		—	—	—	—	143		—	—	17,306	144

Total	$20,017	$	¿	$—	$—	$—	$123		$—	$—	$20,140	$124

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 06/30/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 0.70% of the portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $3,296,053)	$3,382,269
(including securities loaned of $139,559)
Repurchase agreement, at value (cost: $279,091)	279,141
Cash on deposit	810
Foreign currency, at value (cost: $50)	52
Receivables:
Investment securities sold	1,167,827
Shares sold	1,381
Interest	17,725
Securities lending income (net)	35
Variation margin	704
Prepaid expenses	38
Unrealized appreciation on swap agreements	23,904
Premium paid on swap agreements	4,540
Unrealized appreciation on forward foreign currency contracts	2,697

4,881,123

Liabilities:
Cash deposit due to custodian	31,780
Accounts payable and accrued liabilities:
Investment securities purchased	1,303,099
Shares redeemed	885
Management and advisory fees	1,475
Distribution and service fees	158
Trustees fees	12
Transfer agent fees	4
Administration fees	60
Printing and shareholder reports fees	184
Audit and tax fees	11
Other	161
Collateral for securities on loan	142,425
Unrealized depreciation on forward foreign currency contracts	10,034
Written options and swaptions, at value (premium: $4,139)	2,924
Unrealized depreciation on swap agreements	5,686
Premium received on swap agreements	612
Securities sold short, at value (proceeds: $328,855)	329,450

1,828,960

Net assets	$3,052,163

Net assets consist of:
Capital stock ($.01 par value)	$2,499
Additional paid-in capital	2,806,170
Undistributed net investment income	150,853
Accumulated net realized gain (loss) from investment securities , futures, written option and swaption contracts, swap agreements and foreign currency transactions	(4,665)
Net unrealized appreciation (depreciation) on:
Investment securities	86,266
Futures contracts	(435)
Written option and swaption contracts	1,215
Swap agreements	18,218
Translation of assets and liabilities denominated in foreign currencies	(7,363)
Securities sold short	(595)

Net assets	$3,052,163

Net assets by class:
Initial Class	$2,238,724
Service Class	813,439
Shares outstanding:
Initial Class	183,014
Service Class	66,886
Net asset value and offering price per share:
Initial Class	$12.23
Service Class	12.16

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income	$162
Interest income	47,785
Dollar roll income	375
Securities lending income (net)	246

48,568

Expenses:
Management and advisory	9,001
Distribution and service:
Service Class	913
Printing and shareholder reports	127
Custody	393
Administration	317
Legal	82
Audit and tax	9
Trustees	48
Transfer agent	11
Interest	24
Other	42

Total expenses	10,967

Net investment income	37,601

Net realized gain (loss) on transactions from:
Investment securities	20,317
Futures contracts	(1,054)
Written option and swaption contracts	212
Swap agreements	4,032
Foreign currency transactions	1,242
Securities sold short	375

25,124

Net increase in unrealized appreciation (depreciation) on:
Investment securities	59,660
Futures contracts	(1,909)
Written option and swaption contracts	1,002
Swap agreements	7,128
Translation of assets and liabilities denominated in foreign currencies	198
Securities sold short	943

Change in unrealized appreciation (depreciation)	67,022

Net realized and change in unrealized gain	92,146

Net increase in net assets resulting from operations	$129,747

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$37,601	$66,017
Net realized gain from investment securities, futures contracts, written option and swaption contracts, swaps and foreign currency transactions	25,124	48,154
Change in net unrealized appreciation on investment securities, futures contracts, written option and swaption contracts, swaps and foreign currency translation	67,022	37,460

Net increase in net assets resulting from operations	129,747	151,631

Distributions to shareholders:
From net investment income:
Initial Class	—	(53,286)
Service Class	—	(13,721)

	—	(67,007)

From net realized gains:
Initial Class	—	(56,811)
Service Class	—	(15,633)

	—	(72,444)

Total distributions to shareholders	—	(139,451)

Capital share transactions:
Proceeds from shares sold:
Initial Class	128,861	808,970
Service Class	134,777	274,154

	263,638	1,083,124

Dividends and distributions reinvested:
Initial Class	—	110,097
Service Class	—	29,354

	—	139,451

Cost of shares redeemed:
Initial Class	(471,300)	(296,806)
Service Class	(49,714)	(87,446)

	(521,014)	(384,252)

Net increase (decrease) in net assets from capital shares transactions	(257,376)	838,323

Net increase (decrease) in net assets	(127,629)	850,503

Net assets:
Beginning of period/year	3,179,792	2,329,289

End of period/year	$3,052,163	$3,179,792

Undistributed net investment income	$150,853	$113,252

Share activity:
Shares issued:
Initial Class	10,803	68,086
Service Class	11,312	23,371

	22,115	91,457

Shares issued-reinvested from distributions:
Initial Class	—	9,532
Service Class	—	2,550

	—	12,082

Shares redeemed:
Initial Class	(39,874)	(25,469)
Service Class	(4,202)	(7,518)

	(44,076)	(32,987)

Net increase (decrease) in shares outstanding:
Initial Class	(29,071)	52,149
Service Class	7,110	18,403

	(21,961)	70,552

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Initial Class
Period ended	Year Ended December 31,
June 30, 2012
(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.71	$11.58	$11.25	$10.66	$11.65	$10.98
Investment operations
Net investment income(A)	0.15	0.30	0.36	0.52	0.55	0.50
Net realized and unrealized gain (loss)	0.37	0.42	0.46	1.16	(0.86)	0.46

Total operations	0.52	0.72	0.82	1.68	(0.31)	0.96

Distributions
From net investment income	—	(0.29)	(0.47)	(0.73)	(0.51)	(0.29)
From net realized gains	—	(0.30)	(0.02)	(0.36)	(0.17)	—	(B)

Total distributions	—	(0.59)	(0.49)	(1.09)	(0.68)	(0.29)

Net asset value
End of period/year	$12.23	$11.71	$11.58	$11.25	$10.66	$11.65

Total return(C)	4.44	%(D)	6.27%	7.19%	16.03%	(2.79)%	8.95%

Net assets end of period/year (000’s)	$2,238,724	$2,483,136	$1,851,891	$1,365,123	$1,213,602	$1,292,286
Ratio and supplemental data
Expenses to average net assets	0.68	%(E)	0.68%	0.69%	0.70%	0.70%	0.70%
Net investment income, to average net assets	2.62	%(E)	2.57%	3.05%	4.62%	4.87%	4.47%
Portfolio turnover rate	31	%(D),(G)	139%	418%	729%	740%	728%

For a share outstanding throughout each period	Service Class
Period ended	Year Ended December 31,
June 30, 2012
(unaudited)	2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$11.65	$11.54	$11.23	$10.66	$11.67	$11.00
Investment operations
Net investment income(A)	0.14	0.27	0.33	0.48	0.51	0.47
Net realized and unrealized gain (loss)	0.37	0.41	0.46	1.17	(0.85)	0.47

Total operations	0.51	0.68	0.79	1.65	(0.34)	0.94

Distributions
From net investment income	—	(0.27)	(0.46)	(0.72)	(0.50)	(0.27)
From net realized gains	—	(0.30)	(0.02)	(0.36)	(0.17)	—	(B)

Total distributions	—	(0.57)	(0.48)	(1.08)	(0.67)	(0.27)

Net asset value
End of period/year	$12.16	$11.65	$11.54	$11.23	$10.66	$11.67

Total return(C)	4.38	%(D)	5.95%	6.93%	15.75%	(3.07)%	8.80%

Net assets end of period/year (000’s)	$813,439	$696,656	$477,398	$248,133	$65,268	$32,336
Ratio and supplemental data
Expenses to average net assets	0.93	%(E)	0.93%	0.94%	0.95%	0.95%	0.95%
Net investment income, to average net assets	2.40	%(E)	2.33%	2.80%	4.28%	4.55%	4.23%
Portfolio turnover rate	31	%(D),(G)	139%	418%	729%	740%	728%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $(0.01) or $0.01.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(G)	Excludes dollar roll transactions.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Dollar Rolls: The Portfolio enters into dollar roll transactions. Dollar roll transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop fee”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions expose the Portfolio to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

The Portfolio accounts for dollar roll transactions as financing transactions and realize gains and losses on these transactions at the end of the roll period. These transactions are excluded from the Portfolio’s turnover rate. The Portfolio recognizes net drop fee income on a straight line basis over the period of the roll. For the six months ended June 30, 2012, the Portfolio earned drop fee income of $351, which is included in dollar roll income on the Statement of Operations.

The outstanding payable for securities to be repurchased is included in payable for delayed delivery securities on the Statement of Assets and Liabilities. The average borrowing for dollar roll transactions during the period was approximately $34,436, with an average interest rate of 0.14%. The expense incurred for entering into these transactions is included as interest expense in the Statement of Operations.

Open dollar roll transactions at June 30, 2012 are included in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2012 are listed in the Schedule of Investments.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Option and swaption contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

The Portfolio purchases put and call options on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options/swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.

The Portfolio writes call and put options/swaptions on futures, swaps, securities or currencies it owns or in which it may invest, and inflation-capped options. When the Portfolio writes a covered call or put option/swaption, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written. The underlying face amounts of open option and swaption contracts at June 30, 2012 are listed in the Schedule of Investments.

Transactions in written swaptions were as follows:

	Premium	Notional Amount

Balance at December 31, 2011	$214	$34,200

Sales	4,139	267,000

Closing Buys	(214)	(34,200)

Expirations	—	—

Exercised	—	—

Balance at June 30, 2012	$4,139	$267,000

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Swap agreements: Swap agreements are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio enters into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency, interest rate risk and commodity risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The Portfolio sells credit default swaps which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedule of Investments.

The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. To help hedge against this risk, the Portfolio enters into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The open swap agreements at June 30, 2012 are listed in the Schedule of Investments.

Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

When investing in short sales, the Portfolio is liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as dividends and/or interest from securities sold short in the Statement of Operations.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the funds have direct recourse against the corporate borrowers, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2012.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

The Portfolio had TBA’s outstanding as of June 30, 2012, which included in investment securities sold and investment securities purchased on the Statement of Assets and Liabilities.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2012 are listed in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation - Conservative VP	$349,126	11.44%

Transamerica Asset Allocation - Moderate VP	679,367	22.26

Transamerica Asset Allocation - Moderate Growth VP	471,259	15.44

Transamerica International Moderate Growth VP	25,059	0.82

Transamerica BlackRock Tactical Allocation VP	133,497	4.37

Total	$1,658,308	54.33%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.80% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2013, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$18,836
U.S. Government	1,000,964

Proceeds from maturities and sales of securities:
Long-term	498,371
U.S. Government	1,074,701

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of written option and swaption contracts decreased from six contracts at the beginning of the period to two contracts at the end of the period. The volume of futures contracts held throughout the period decreased from seven contracts at the beginning of the period to two contracts at the end of the period. The volume of investment securities increased from zero at the beginning of the period to one at the end of the period. The volume of forward foreign currency contracts fluctuated throughout the period; beginning with 66 and ending at 43. The volume of swaps held at period end is indicative of the volume held throughout the period.

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Premium paid on swap agreements	$2,048	$—	$2,492	$4,540
Unrealized appreciation on swap agreements	19,146	—	4,758	23,904
Unrealized appreciation on forward foreign currency contracts	—	2,697	—	2,697
Purchased options, at value **	—	23	—	23
Liability derivatives
Written option and swaption contracts, at value	(2,924)	—	—	(2,924)
Premium received on swap agreements	(612)	—	—	(612)
Unrealized depreciation on swap agreements	(1,017)	—	(4,669)	(5,686)
Unrealized depreciation on forward foreign currency contracts	—	(10,034)	—	(10,034)
Unrealized depreciation on futures contracts*	(435)	—	—	(435)

Total	$16,206	$(7,314)	$2,581	$11,473

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Included within Investment securities, at value.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Realized Gain/(Loss) on derivatives recognized in income
Net realized gain (loss) on written option and swaption contracts	$212	$—	$—	$212
Net realized gain (loss) on swap agreements	5,335	—	(1,303)	4,032
Net realized gain (loss) on foreign forward currency contracts ~	—	(1,506)	—	(1,506)
Net realized gain (loss) on futures contracts	(1,054)	—	—	(1,054)
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	1,002	—	—	1,002
Net change in unrealized (depreciation) on swap agreements	10,080	—	(2,952)	7,128
Net change in unrealized appreciation (depreciation) on futures contracts	(1,909)	—	—	(1,909)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	150	—	150
Net change in unrealized appreciation (depreciation) on purchased options Y	—	3	—	3

Total	$13,666	$(1,353)	$(4,255)	$8,058

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
ŧ	Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period and above the median for the past 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1- year period and above its benchmark for the past 3- and 5-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica ProFund UltraBear VP
Service Class	$1,000.00	$810.80	$5.40	$1,018.90	$6.02	1.20%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

% of Net
Asset Type	Assets
Investment Companies	75.2%
Repurchase Agreement	18 .8
Other Assets and Liabilities - Net (A)	6 .0

Total	100.0%

(A)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 75.2%
Capital Markets - 75.2%
SSC Government Money Market Fund	25,989,326	$25,989
SSgA Money Market Fund	25,989,326	25,990
SSgA Prime Money Market Fund	25,989,326	25,989
State Street Institutional Liquid Reserves Fund	25,989,326	25,990

Total Investment Companies (cost $103,958)		103,958

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 18.8%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $25,989 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 05/15/2039 - 08/15/2039, and with a total value of $26,510.	$25,989	25,989
Total Repurchase Agreement (cost $25,989)

Total Investment Securities (cost $129,947) P		129,947
Other Assets and Liabilities - Net		8,251

Net Assets		$138,198

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
S&P 500 E-Mini Index	Short	(4,075)	09/21/2012	$(9,706)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $129,947.
g	Cash in the amount of $19,172 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Investment Companies	$103,958	$—	$—	$103,958
Repurchase Agreement	—	25,989	—	25,989

Total	$103,958	$25,989	$—	$129,947

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Futures Contracts - Depreciation	$(9,706)	$—	$—	$(9,706)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment companies, at value (cost: $103,958)	$103,958
Repurchase agreement, at value (cost: $25,989)	25,989
Cash on deposit with broker	19,172
Prepaid expenses	1

	149,120

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	250
Management and advisory fees	112
Distribution and service fees	29
Transfer agent fees	—	(A)
Administration fees	3
Trustees fees	1
Audit and tax fees	10
Printing and shareholder reports fees	6
Other	6
Variation margin	10,505

	10,922

Net assets	$138,198

Net assets consist of:
Capital stock ($.01 par value)	$511
Additional paid-in capital	221,654
Accumulated net investment loss	(609)
Accumulated net realized loss from investments in investment companies	(73,652)
Net unrealized appreciation (depreciation) on:
Futures contracts	(9,706)

Net assets	$138,198

Shares outstanding	51,146

Net asset value and offering price per share	$2.70

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Interest income	$15

Expenses:
Management and advisory	441
Distribution and service	130
Printing and shareholder reports	4
Custody	11
Administration	12
Legal	3
Audit and tax	6
Trustees	2
Transfer agent	1
Other	1

Total expenses	611

Recaptured expenses	13

Net expenses	624

Net investment loss	(609)

Net realized gain (loss) from:
Futures contracts	(18,289)

Net decrease in unrealized appreciation (depreciation) on:
Futures contracts	(10,523)

Net realized and change in unrealized loss on investments in investment companies	(28,812)

Net decrease in net assets resulting from operations	$(29,421)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment loss	$(609)	$(766)
Net realized loss from investment companies and futures contracts	(18,289)	(44,010)
Change in net unrealized appreciation (depreciation) on investments in investment companies and futures contracts	(10,523)	1,445

Net decrease in net assets resulting from operations	(29,421)	(43,331)

Capital share transactions:
Proceeds from shares sold	80,286	273,466
Cost of shares redeemed	(56,638)	(99,578)

Net increase in net assets resulting from capital shares transactions	23,648	173,888

Net increase (decrease) in net assets	(5,773)	130,557

Net assets:
Beginning of year	143,971	13,414

End of period/year	$138,198	$143,971

Accumulated net investment loss	$(609)	$—

Share activity:
Shares issued	27,386	66,555
Shares redeemed	(19,511)	(26,511)

Net increase in shares outstanding	7,875	40,044

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012				May 1 to Dec 31,
	(unaudited)		2011	2010	2009(A)
Net asset value
Beginning of period/year	$3.33		$4.16	$5.68	$10.00
Investment operations
Net investment loss(B),(C)	(0.02)		(0.05)	(0.07)	(0.05)
Net realized and unrealized loss	(0.61)		(0.78)	(1.45)	(4.27)

Total operations	(0.63)		(0.83)	(1.52)	(4.32)

Net asset value
End of period/year	$2.70		$3.33	$4.16	$5.68

Total return(D)	(18.92	)%(E)	(19.95)%	(26.76)%	(43.20	)%(E)

Net assets end of period/year (000’s)	$138,198		$143,971	$13,414	$995
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expense	1.20	%(G)	1.23%	1.23%	1.23	%(G)
Before reimbursement/recaptured expense	1.18	%(G)	1.19%	1.29%	12.53	%(G)
Net investment loss, to average net assets(C)	(1.17	)%(G)	(1.21)%	(1.22)%	(1.21	)%(G)
Portfolio turnover rate(H)	—	%(E)	—%	—%	—	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Futures contracts: The Portfolio is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2012 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments, at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $750 million	0.80%
Over $750 million	0.75%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.98% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount recaptured by the adviser was $13. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2013, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

There were no proceeds from securities purchased or securities sold (excluding short-term securities) for the period ended June 30, 2012.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity Contracts
Liability derivatives
Unrealized depreciation on futures contracts *	$(9,706)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Derivatives not accounted for as hedging instruments

Location	Equity Contracts
Realized Gain (Loss) on derivatives recognized in income
Net realized loss on futures contracts	$(18,289)
Net change in Unrealized Appreciation/(Depreciation) on derivatives recognized in Income
Net change in unrealized appreciation (depreciation) on futures contracts	(10,523)

Total	$(28,812)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2009 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 7. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica ProFund UltraBear VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of the Service Class of the Portfolio was below its benchmark for the past 1-and 2-year periods. The Board noted that the Portfolio’s underperformance is consistent with its investment approach given the leveraged nature of the Portfolio’s investment strategy together with the positive market environment overall during the two periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Systematic Small/Mid Cap Value VP
Initial Class	$1,000.00	$1,071.50	$4.58	$1,020.44	$4.47	0.89%
VP Service Class	1,000.00	1,070.30	5.87	1,019.19	5.72	1.14

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	17.8
Repurchase Agreement	1.9
Other Assets and Liabilities - Net	(18.2)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.3%
Aerovironment, Inc. ‡^	23,500	$618
Curtiss-Wright Corp. ^	18,300	568
Triumph Group, Inc.	47,450	2,671
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. ‡	27,000	1,175
Auto Components - 0.7%
Dana Holding Corp. ^	99,600	1,276
Delphi Automotive PLC ‡	29,975	764
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	31,475	883
Building Products - 0.9%
A.O. Smith Corp.	28,500	1,394
American Woodmark Corp. ‡^	5,050	86
Fortune Brands Home & Security, Inc. ‡	22,000	490
Gibraltar Industries, Inc. ‡^	74,984	778
Capital Markets - 3.1%
Duff & Phelps Corp. - Class A ^	43,000	624
Invesco, Ltd.	53,075	1,199
LPL Financial Holdings, Inc.	24,800	837
Raymond James Financial, Inc.	126,350	4,326
Stifel Financial Corp. ‡^	26,750	827
Waddell & Reed Financial, Inc. - Class A ^	37,900	1,148
Chemicals - 3.1%
Agrium, Inc. ^	11,925	1,055
Ashland, Inc.	53,425	3,703
Cytec Industries, Inc.	44,050	2,583
PPG Industries, Inc.	16,550	1,756
Commercial Banks - 7.7%
City National Corp. ^	12,000	583
Comerica, Inc.	137,250	4,214
Fifth Third Bancorp	91,525	1,226
First Citizens BancShares, Inc. - Class A	13,307	2,218
First Community Bancshares, Inc. ^	72,804	1,051
First Niagara Financial Group, Inc.	72,000	551
KeyCorp	488,000	3,776
Lakeland Bancorp, Inc. ^	29,716	313
Regions Financial Corp.	453,500	3,061
Sandy Spring Bancorp, Inc. ^	54,000	972
Texas Capital Bancshares, Inc. ‡^	22,300	901
Umpqua Holdings Corp. ^	92,000	1,211
Washington Trust Bancorp, Inc. ^	29,178	711
Webster Financial Corp.	78,500	1,700
Commercial Services & Supplies - 0.3%
HNI Corp. ^	34,700	894
Communications Equipment - 0.7%
Harmonic, Inc. ‡	13,600	58
KVH Industries, Inc. ‡^	90,232	1,128
Polycom, Inc. ‡	71,700	754
Computers & Peripherals - 1.0%
Diebold, Inc.	60,800	2,244
QLogic Corp. ‡	58,600	802
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV - Class Y	12,500	475
EMCOR Group, Inc.	26,500	737
Foster Wheeler AG ‡	26,000	451
KBR, Inc.	41,300	1,020
Construction Materials - 0.3%
Caesar Stone Sdot Yam, Ltd. ‡	73,700	893
Consumer Finance - 2.3%
Discover Financial Services	109,375	3,782
SLM Corp.	189,800	2,982
Electric Utilities - 2.8%
Cleco Corp.	63,375	2,651
FirstEnergy Corp.	19,650	967

	Shares	Value (000’s)
Electric Utilities (continued)
MGE Energy, Inc. ^	16,500	$780
PPL Corp.	142,150	3,953
Electrical Equipment - 0.3%
PowerSecure International, Inc. ‡^	163,000	812
Electronic Equipment & Instruments - 1.9%
FEI Co. ‡^	23,575	1,128
Jabil Circuit, Inc.	76,825	1,562
Orbotech, Ltd. ‡	108,813	829
Park Electrochemical Corp. ^	27,600	714
Rofin-Sinar Technologies, Inc. ‡^	24,000	454
Universal Display Corp. ‡^	9,900	356
Vishay Intertechnology, Inc. ‡^	70,000	660
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. ‡	12,500	557
Oil States International, Inc. ‡	33,075	2,189
Superior Energy Services, Inc. ‡	107,650	2,178
Food Products - 0.6%
Hain Celestial Group, Inc. ‡^	18,925	1,041
J&J Snack Foods Corp. ^	13,700	810
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. ‡^	19,800	663
Greatbatch, Inc. ‡^	35,500	806
Hill-Rom Holdings, Inc.	26,000	802
Sirona Dental Systems, Inc. ‡	50,875	2,290
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	81,300	3,415
Coventry Health Care, Inc.	43,700	1,389
Health Care Technology - 0.4%
Omnicell, Inc. ‡	77,500	1,135
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. ^	27,000	860
Churchill Downs, Inc.	14,700	864
Wyndham Worldwide Corp.	27,350	1,443
Household Durables - 1.4%
Harman International Industries, Inc.	20,600	816
Helen of Troy, Ltd. ‡	9,600	325
La-Z-Boy, Inc. ‡^	59,000	725
MDC Holdings, Inc.	48,575	1,587
Ryland Group, Inc. ^	26,000	665
Household Products - 0.5%
Spectrum Brands Holdings, Inc. ‡^	43,000	1,401
Insurance - 6.4%
Alleghany Corp. ‡	3,831	1,302
Allstate Corp.	98,600	3,460
Aspen Insurance Holdings, Ltd.	41,000	1,185
Lincoln National Corp.	191,800	4,194
Selective Insurance Group, Inc.	128,158	2,231
United Fire Group, Inc.	103,264	2,203
Validus Holdings, Ltd.	129,475	4,147
Internet Software & Services - 2.2%
AOL, Inc. ‡^	51,500	1,446
Blucora, Inc. ‡	27,800	342
IAC/InterActiveCorp	20,000	912
ValueClick, Inc. ‡^	173,725	2,848
XO Group, Inc. ‡^	94,900	842
IT Services - 0.5%
Fidelity National Information Services, Inc.	24,975	851
Global Payments, Inc.	16,500	713
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. ‡^	22,000	804
LeapFrog Enterprises, Inc. - Class A ‡	120,000	1,232
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	61,425	2,411
Charles River Laboratories International, Inc. ‡	38,550	1,263

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	54,550	$1,407
Machinery - 5.8%
AGCO Corp. ‡	22,025	1,007
Altra Holdings, Inc. ^	70,000	1,105
CIRCOR International, Inc.	38,000	1,295
Columbus McKinnon Corp. ‡	37,000	558
Crane Co.	13,000	473
Eaton Corp.	51,100	2,025
Kennametal, Inc.	17,800	590
Mueller Industries, Inc.	29,700	1,265
NN, Inc. ‡^	79,200	809
Sauer-Danfoss, Inc.	23,500	821
Snap-on, Inc.	10,500	654
Stanley Black & Decker, Inc.	18,550	1,194
Timken Co.	79,600	3,645
Wabash National Corp. ‡	77,400	512
Woodward, Inc. ^	25,000	986
Media - 0.7%
CBS Corp. - Class B	51,900	1,702
Madison Square Garden Co. ‡	10,000	374
Metals & Mining - 0.9%
Noranda Aluminum Holding Corp.	61,700	491
Nucor Corp.	60,025	2,275
Multiline Retail - 1.1%
Macy’s, Inc.	95,100	3,267
Multi-Utilities - 3.4%
CMS Energy Corp.	144,575	3,398
NiSource, Inc. ^	163,700	4,051
NorthWestern Corp.	69,000	2,532
Oil, Gas & Consumable Fuels - 4.3%
Energen Corp.	101,850	4,596
HollyFrontier Corp.	112,075	3,971
Marathon Petroleum Corp.	34,675	1,558
SM Energy Co.	14,500	712
W&T Offshore, Inc. ^	60,000	918
Western Refining, Inc.	43,500	969
Paper & Forest Products - 1.4%
Domtar Corp.	10,000	767
MeadWestvaco Corp.	84,950	2,442
P.H. Glatfelter Co.	58,500	958
Personal Products - 1.2%
Herbalife, Ltd. ^	34,625	1,673
Nu Skin Enterprises, Inc. - Class A ^	41,625	1,953
Pharmaceuticals - 0.6%
Impax Laboratories, Inc. ‡	20,500	416
Nektar Therapeutics ‡^	153,645	1,239
Professional Services - 0.7%
FTI Consulting, Inc. ‡	15,700	451
On Assignment, Inc. ‡	92,500	1,477
Real Estate Investment Trusts - 9.4%
American Capital Agency Corp. ^	40,175	1,350
BioMed Realty Trust, Inc.	178,000	3,325
Brandywine Realty Trust ^	414,000	5,109
CBL & Associates Properties, Inc. ^	119,700	2,339
DiamondRock Hospitality Co.	173,000	1,765
Digital Realty Trust, Inc.	31,225	2,344
DuPont Fabros Technology, Inc.	37,475	1,070
Equity One, Inc. ^	60,000	1,272
Excel Trust, Inc. ^	122,668	1,467
Home Properties, Inc.	37,800	2,319
Kilroy Realty Corp. ^	31,275	1,514
National Retail Properties, Inc.	49,100	1,389
Realty Income Corp. ^	9,100	380
Weingarten Realty Investors ^	38,000	1,001
Weyerhaeuser Co.	38,825	868

	Shares	Value (000’s)
Road & Rail - 1.5%
Hertz Global Holdings, Inc. ‡	234,900	$3,007
Ryder System, Inc.	36,600	1,318
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Corp. - Class A ‡	25,550	864
Brooks Automation, Inc. ^	110,000	1,038
Entegris, Inc. ‡	125,000	1,068
LAM Research Corp. ‡	46,500	1,755
LTX-Credence Corp. ‡	197,000	1,320
MKS Instruments, Inc.	25,800	746
OmniVision Technologies, Inc. ‡^	53,000	708
Skyworks Solutions, Inc. ‡	100,575	2,752
TriQuint Semiconductor, Inc. ‡^	229,812	1,264
Veeco Instruments, Inc. ‡^	25,000	859
Software - 2.1%
Cadence Design Systems, Inc. ‡	368,675	4,052
Progress Software Corp. ‡^	54,500	1,137
Websense, Inc. ‡^	48,000	899
Specialty Retail - 6.4%
Abercrombie & Fitch Co. - Class A	20,000	683
Aeropostale, Inc. ‡	55,300	986
American Eagle Outfitters, Inc.	78,000	1,539
ANN, Inc. ‡	48,805	1,244
Children’s Place Retail Stores, Inc. ‡^	16,300	812
Express, Inc. ‡^	37,700	685
Finish Line, Inc. - Class A	94,000	1,966
Foot Locker, Inc.	174,225	5,327
GNC Holdings, Inc. - Class A ^	79,075	3,100
Pier 1 Imports, Inc. ^	143,100	2,351
Textiles, Apparel & Luxury Goods - 1.3%
G-III Apparel Group, Ltd. ‡^	28,500	675
Oxford Industries, Inc. ^	15,900	711
PVH Corp.	19,775	1,538
Steven Madden, Ltd. ‡	24,900	791
Thrifts & Mortgage Finance - 3.0%
Berkshire Hills Bancorp, Inc. ^	60,887	1,340
Brookline Bancorp, Inc.	81,000	717
Dime Community Bancshares, Inc. ^	48,000	638
Northwest Bancshares, Inc. ^	63,034	738
Oritani Financial Corp.	20,500	295
Provident Financial Services, Inc.	53,600	823
Provident New York Bancorp ^	131,000	994
TrustCo Bank Corp. NY ^	105,000	573
United Financial Bancorp, Inc. ^	62,821	903
Washington Federal, Inc.	106,800	1,804
Tobacco - 0.4%
Lorillard, Inc.	9,375	1,237
Trading Companies & Distributors - 1.1%
United Rentals, Inc. ‡	93,400	3,179
Water Utilities - 0.6%
American Water Works Co., Inc.	48,725	1,670

Total Common Stocks (cost $285,895)		288,836

SECURITIES LENDING COLLATERAL - 17.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	52,115,445	52,115
Total Securities Lending Collateral (cost $52,115)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $5,487 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $5,599.	$5,487	$5,487
Total Repurchase Agreement (cost $5,487)

Total Investment Securities (cost $343,497) P		346,438
Other Assets and Liabilities - Net		(53,252)

Net Assets		$293,186

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $50,784.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $343,497. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,336 and $20,395, respectively. Net unrealized appreciation for tax purposes is $2,941.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$288,836	$—	$—	$288,836
Repurchase Agreement	—	5,487	—	5,487
Securities Lending Collateral	52,115	—	—	52,115

Total	$340,951	$5,487	$—	$346,438

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2012 (all amounts except per share amounts in thousands) (unaudited)
Assets:
Investment securities, at value (cost: $338,010	$340,951
(including securities loaned of $50,784)
Repurchase agreement, at value (cost: $5,487)	5,487
Cash	1
Receivables:
Investment securities sold	3,240
Shares sold	60
Securities lending income (net)	9
Dividends	453
Prepaid expenses	4

	350,205

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	4,533
Shares redeemed	65
Management and advisory fees	182
Distribution and service fees	14
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	6
Printing and shareholder reports fees	75
Audit and tax fees	10
Other	18
Collateral for securities on loan	52,115

	57,019

Net assets	$293,186

Net assets consist of:
Capital stock ($.01 par value)	$135
Additional paid-in capital	212,075
Undistributed net investment income	2,999
Undistributed net realized gain from investment securities	75,036
Net unrealized appreciation (depreciation) on:
Investment securities	2,941

Net assets	$293,186

Net assets by class:
Initial Class	$222,435
Service Class	70,751
Shares outstanding:
Initial Class	10,234
Service Class	3,294
Net asset value and offering price per share:
Initial Class	$21.73
Service Class	21.48

STATEMENT OF OPERATIONS For the period ended June 30, 2012 (all amounts in thousands) (unaudited)
Investment income:
Dividend income (including withholding taxes on foreign dividends of $1)	$2,937
Interest income	1
Securities lending income (net)	64

3,002

Expenses:
Management and advisory	1,228
Distribution and service:
Service Class	92
Printing and shareholder reports	51
Custody	29
Administration	33
Legal	7
Audit and tax	7
Trustees	5
Transfer agent	1
Other	5

Total expenses	1,458

Net investment income	1,544

Net realized gain (loss) on transactions from:
Investment securities	(707)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	20,452

Net realized and change in unrealized gain	19,745

Net increase in net assets resulting from operations	$21,289

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$1,544	$1,445
Net realized gain (loss) from investment securities	(707)	82,789
Change in net unrealized appreciation (depreciation) on investment securities	20,452	(93,593)

Net increase (decrease) in net assets resulting from operations	21,289	(9,359)

Distributions to shareholders:
From net investment income:
Initial Class	—	(373)
Service Class	—	(30)

Total distributions to shareholders	—	(403)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,508	23,489
Service Class	11,538	36,531

	20,046	60,020

Dividends and distributions reinvested:
Initial Class	—	373
Service Class	—	30

	—	403

Cost of shares redeemed:
Initial Class	(26,424)	(55,297)
Service Class	(16,000)	(23,949)

	(42,424)	(79,246)

Net decrease in net assets from capital shares transactions	(22,378)	(18,823)

Net decrease in net assets	(1,089)	(28,585)

Net assets:
Beginning of period/year	294,275	322,860

End of period/year	$293,186	$294,275

Undistributed net investment income	$2,999	$1,455

Share activity:
Shares issued:
Initial Class	395	1,116
Service Class	533	1,718

	928	2,834

Shares issued-reinvested from distributions:
Initial Class	—	20
Service Class	—	1

	—	21

Shares redeemed:
Initial Class	(1,203)	(2,616)
Service Class	(743)	(1,193)

	(1,946)	(3,809)

Net increase (decrease) in shares outstanding:
Initial Class	(808)	(1,480)
Service Class	(210)	526

	(1,018)	(954)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012
	(unaudited)		2011		2010	2009	2008	2007
Net asset value
Beginning of period/year	$20.28		$20.87		$16.14	$11.60	$22.10	$19.58
Investment operations
Net investment income(A)	0.12		0.10		0.02	0.14	0.28	0.34
Net realized and unrealized gain (loss)	1.33		(0.66)		4.84	4.84	(8.43)	4.35

Total operations	1.45		(0.56)		4.86	4.98	(8.15)	4.69

Distributions
From net investment income	—		(0.03)		(0.13)	(0.44)	(0.29)	(0.21)
From net realized gains	—		—		—	—	(2.06)	(1.96)

Total distributions	—		(0.03)		(0.13)	(0.44)	(2.35)	(2.17)

Net asset value
End of period/year	$21.73		$20.28		$20.87	$16.14	$11.60	$22.10

Total return(B)	7.15	%(C)	(2.66)%		30.41%	43.21%	(40.86)%	24.74%

Net assets end of period/year (000’s)	$222,435		$223,957		$261,291	$222,235	$175,980	$463,795
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.89	%(D)	0.89%		0.86%	0.88%	0.86%	0.85%
Before reimbursement/recaptured expense	0.89	%(D)	0.90%		0.86%	0.88%	0.86%	0.85%
Net investment income, to average net assets	1.07	%(D)	0.50%		0.10%	1.03%	1.52%	1.57%
Portfolio turnover rate	39	%(C)	174	%(E)	62%	89%	60%	18%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012
	(unaudited)		2011		2010	2009	2008	2007
Net asset value
Beginning of period/year	$20.07		$20.67		$16.01	$11.49	$21.94	$19.48
Investment operations
Net investment income (loss)(A)	0.09		0.06		(0.03)	0.12	0.23	0.27
Net realized and unrealized gain (loss)	1.32		(0.65)		4.80	4.78	(8.36)	4.33

Total operations	1.41		(0.59)		4.77	4.90	(8.13)	4.60

Distributions
From net investment income	—		(0.01)		(0.11)	(0.38)	(0.26)	(0.18)
From net realized gains	—		—		—	—	(2.06)	(1.96)

Total distributions	—		(0.01)		(0.11)	(0.38)	(2.32)	(2.14)

Net asset value
End of period/year	$21.48		$20.07		$20.67	$16.01	$11.49	$21.94

Total return(B)	7.03	%(C)	(2.86)%		30.05%	42.90%	(41.05)%	24.39%

Net assets end of period/year (000’s)	$70,751		$70,318		$61,569	$24,407	$12,628	$31,226
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.14	%(D)	1.14%		1.11%	1.13%	1.11%	1.10%
Before reimbursement/recaptured expense	1.14	%(D)	1.15%		1.11%	1.13%	1.11%	1.10%
Net investment income (loss), to average net assets	0.82	%(D)	0.29%		(0.15)%	0.91%	1.29%	1.27%
Portfolio turnover rate	39	%(C)	174	%(E)	62%	89%	60%	18%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, all the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual portfolio registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of $38, are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market portfolio which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Portfolio Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Madison Balanced Allocation VP	$341	0.11%

Transamerica Madison Moderate Growth Allocation VP	15	0.01

Total	$356	0.12%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.80%
Over $500 million	0.75%

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.89% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2011	$28	12/31/2013

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal portfolio administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$118,592
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	139,623
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

(formerly, Transamerica Small/Mid Cap Value VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Systematic Financial Management L.P. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolios’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolio. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica T. Rowe Price Small Cap VP
Initial Class	$1,000.00	$1,079.10	$4.29	$1,020.74	$4.17	0.83%
Service Class	1,000.00	1,077.70	5.58	1,019.49	5.42	1.08

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value  for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

% of Net
Asset Type	Assets
Common Stocks	99.6%
Securities Lending Collateral	25.5
Repurchase Agreement	0.6
Other Assets and Liabilities - Net	(25.7)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.7%
Esterline Technologies Corp. ‡	15,200	$948
GenCorp, Inc. ‡^	32,500	212
HEICO Corp. - Class A	33,845	1,091
Hexcel Corp. ‡^	23,100	596
Teledyne Technologies, Inc. ‡	10,000	617
TransDigm Group, Inc. ‡	13,900	1,866
Triumph Group, Inc.	16,700	940
Air Freight & Logistics - 0.4%
Hub Group, Inc. - Class A ‡^	8,600	311
UTi Worldwide, Inc. ^	38,000	556
Airlines - 0.1%
Allegiant Travel Co. - Class A ‡^	2,800	195
Auto Components - 0.8%
Dana Holding Corp. ^	42,100	539
Gentex Corp. ^	15,900	332
Tenneco, Inc. ‡^	25,700	689
TRW Automotive Holdings Corp. ‡	6,800	250
Beverages - 0.9%
Boston Beer Co., Inc. - Class A ‡^	16,900	2,045
Biotechnology - 8.8%
Acorda Therapeutics, Inc. ‡	14,700	346
Alexion Pharmaceuticals, Inc. ‡^	13,800	1,370
Alkermes PLC ‡^	53,700	911
Alnylam Pharmaceuticals, Inc. ‡^	10,200	119
Ariad Pharmaceuticals, Inc. ‡^	45,700	786
Arqule, Inc. ‡	33,600	199
BioMarin Pharmaceutical, Inc. ‡^	36,500	1,445
Cepheid, Inc. ‡^	32,200	1,441
Cubist Pharmaceuticals, Inc. ‡^	34,900	1,323
Dendreon Corp. ‡^	16,500	122
Halozyme Therapeutics, Inc. ‡^	39,800	353
Human Genome Sciences, Inc. ‡	35,500	466
Idenix Pharmaceuticals, Inc. ‡^	32,600	336
Incyte Corp., Ltd. ‡^	95,000	2,157
InterMune, Inc. ‡^	22,500	269
Lexicon Pharmaceuticals, Inc. ‡^	39,200	88
Medivation, Inc. ‡	7,000	640
Momenta Pharmaceuticals, Inc. ‡^	12,200	165
NPS Pharmaceuticals, Inc. ‡^	21,600	186
Onyx Pharmaceuticals, Inc. ‡^	23,000	1,528
Pharmacyclics, Inc. ‡^	23,100	1,261
Regeneron Pharmaceuticals, Inc. ‡^	20,300	2,320
Rigel Pharmaceuticals, Inc. ‡^	19,100	178
Seattle Genetics, Inc. ‡^	25,400	645
Theravance, Inc. ‡^	25,800	573
United Therapeutics Corp. ‡^	19,600	968
Capital Markets - 0.9%
Affiliated Managers Group, Inc. ‡	7,700	843
Cohen & Steers, Inc. ^	3,800	131
E*TRADE Financial Corp. ‡	65,160	524
Stifel Financial Corp. ‡	16,449	508
Chemicals - 2.7%
Intrepid Potash, Inc. ‡^	15,000	341
Koppers Holdings, Inc.	10,100	343
NewMarket Corp. ^	5,100	1,105
Rockwood Holdings, Inc.	36,600	1,623
Senomyx, Inc. ‡^	14,900	35
Stepan Co. ^	8,800	829
WR Grace & Co. ‡	36,300	1,832
Commercial Banks - 1.3%
Signature Bank ‡	19,100	1,164
SVB Financial Group ‡	15,800	928
Texas Capital Bancshares, Inc. ‡^	22,800	921
Commercial Services & Supplies - 3.0%
ACCO Brands Corp. ‡	18,400	190
Brink’s Co.	8,300	192

	Shares	Value (000’s)
Commercial Services & Supplies (continued)
Cenveo, Inc. ‡^	26,500	$51
Clean Harbors, Inc. ‡	42,100	2,376
Portfolio Recovery Associates, Inc. ‡^	12,900	1,177
Rollins, Inc. ^	29,750	666
Team, Inc. ‡^	16,500	514
US Ecology, Inc. ^	14,200	252
Waste Connections, Inc. ^	45,787	1,370
Communications Equipment - 1.8%
Acme Packet, Inc. ‡^	16,600	310
ADTRAN, Inc. ^	23,400	706
Aruba Networks, Inc. ‡^	49,000	737
JDS Uniphase Corp. ‡^	75,100	826
Plantronics, Inc.	25,000	836
Polycom, Inc. ‡	45,524	479
Riverbed Technology, Inc. ‡^	13,200	213
Computers & Peripherals - 0.3%
Synaptics, Inc. ‡^	24,100	690
Consumer Finance - 0.4%
World Acceptance Corp. ‡^	12,500	823
Containers & Packaging - 0.3%
Rock-Tenn Co. - Class A	11,900	649
Distributors - 0.2%
LKQ Corp. ‡	11,500	384
Diversified Consumer Services - 1.2%
American Public Education, Inc. ‡^	29,500	944
Sotheby’s ^	24,300	811
Steiner Leisure, Ltd. ‡	10,800	501
Weight Watchers International, Inc. ^	9,349	482
Diversified Financial Services - 0.5%
MSCI, Inc. - Class A ‡	17,488	595
NewStar Financial, Inc. ‡^	40,900	530
Diversified Telecommunication Services - 0.8%
Premiere Global Services, Inc. ‡^	23,000	193
tw telecom, Inc. - Class A ‡^	67,200	1,724
Electrical Equipment - 0.9%
Acuity Brands, Inc. ^	25,100	1,278
General Cable Corp. ‡^	7,600	197
II-VI, Inc. ‡^	39,100	652
Electronic Equipment & Instruments - 1.3%
Anixter International, Inc.	18,500	980
Coherent, Inc. ‡^	14,200	615
Dolby Laboratories, Inc. - Class A ‡	2,100	87
Itron, Inc. ‡^	7,600	313
Power-One, Inc. ‡^	43,700	198
RealD, Inc. ‡^	18,900	283
Rofin-Sinar Technologies, Inc. ‡^	9,700	184
Trimble Navigation, Ltd. ‡^	4,800	221
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. ‡^	17,600	666
Core Laboratories NV ^	10,500	1,216
Dawson Geophysical Co. ‡^	3,200	76
Dril-Quip, Inc. ‡^	10,300	676
Gulf Island Fabrication, Inc. ^	12,500	353
ION Geophysical Corp. ‡^	35,400	233
Lufkin Industries, Inc.	10,400	565
Oceaneering International, Inc.	16,500	790
Oil States International, Inc. ‡^	17,500	1,159
Superior Energy Services, Inc. ‡	46,958	950
Tesco Corp. ‡^	23,600	283
TETRA Technologies, Inc. ‡^	20,500	146
Unit Corp. ‡	7,400	273
Food & Staples Retailing - 0.3%
Susser Holdings Corp. ‡	19,000	706
Food Products - 1.2%
J&J Snack Foods Corp. ^	18,700	1,105
TreeHouse Foods, Inc. ‡^	27,400	1,707
Health Care Equipment & Supplies - 3.8%
ArthroCare Corp. ‡^	23,300	682

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	15,400	$1,228
Edwards Lifesciences Corp. ‡^	3,300	341
HeartWare International, Inc. ‡^	5,700	506
IDEXX Laboratories, Inc. ‡^	13,100	1,259
Integra LifeSciences Holdings Corp. ‡^	8,600	320
Masimo Corp. ‡^	14,400	322
Meridian Bioscience, Inc. ^	16,450	337
Orthofix International NV ‡	20,300	837
Sirona Dental Systems, Inc. ‡	29,900	1,347
Thoratec Corp. ‡	20,500	688
Volcano Corp. ‡^	25,700	736
Health Care Providers & Services - 4.6%
AMERIGROUP Corp. ‡	16,300	1,074
Catalyst Health Solutions, Inc. ‡	20,000	1,869
Centene Corp. ‡^	23,100	697
Chemed Corp. ^	9,300	562
Corvel Corp. ‡^	13,700	671
HealthSouth Corp. ‡	29,200	679
HMS Holdings Corp. ‡^	53,600	1,785
MEDNAX, Inc. ‡^	16,000	1,097
MWI Veterinary Supply, Inc. ‡^	9,300	956
PharMerica Corp. ‡^	11,100	121
PSS World Medical, Inc. ‡^	16,100	338
Team Health Holdings, Inc. ‡	29,300	706
Hotels, Restaurants & Leisure - 2.0%
CEC Entertainment, Inc.	7,600	276
Cheesecake Factory, Inc. ‡^	21,000	672
Choice Hotels International, Inc. ^	10,000	399
Denny’s Corp. ‡^	119,600	531
Panera Bread Co. - Class A ‡	15,300	2,134
Red Robin Gourmet Burgers, Inc. ‡	6,600	201
WMS Industries, Inc. ‡^	15,950	318
Household Durables - 0.5%
iRobot Corp. ‡	24,100	534
Tempur-Pedic International, Inc. ‡^	27,600	645
Household Products - 0.2%
Church & Dwight Co., Inc. ^	6,800	377
Insurance - 0.3%
Amtrust Financial Services, Inc. ^	20,500	609
StanCorp Financial Group, Inc. ^	4,700	175
Internet & Catalog Retail - 0.9%
HSN, Inc. ^	32,700	1,320
Shutterfly, Inc. ‡^	22,100	678
Internet Software & Services - 1.6%
Ancestry.com, Inc. ‡^	13,500	372
j2 Global, Inc. ^	22,800	602
MercadoLibre, Inc. ^	12,900	978
Perficient, Inc. ‡	19,700	221
RealNetworks, Inc. ^	17,749	153
SINA Corp. ‡^	1,000	52
Sohu.com, Inc. ‡^	9,400	420
ValueClick, Inc. ‡^	32,200	528
WebMD Health Corp. - Class A ‡^	19,800	406
IT Services - 4.3%
CACI International, Inc. - Class A ‡^	1,700	94
Cardtronics, Inc. ‡	42,300	1,278
Gartner, Inc. ‡^	52,900	2,277
Genpact, Ltd. ‡	6,200	103
Global Payments, Inc.	5,820	252
Heartland Payment Systems, Inc.	35,220	1,059
Jack Henry & Associates, Inc. ^	10,000	345
MAXIMUS, Inc.	39,200	2,029
TeleTech Holdings, Inc. ‡^	19,000	304
TNS, Inc. ‡	11,200	201
Unisys Corp. ‡^	9,790	191
VeriFone Systems, Inc. ‡^	16,900	559
Wright Express Corp. ‡^	17,500	1,080
Leisure Equipment & Products - 1.6%
Brunswick Corp. ^	35,600	791

	Shares	Value (000’s)
Leisure Equipment & Products (continued)
Polaris Industries, Inc. ^	30,100	$2,151
Pool Corp. ^	18,500	749
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. ‡^	7,800	120
Bio-Rad Laboratories, Inc. - Class A ‡	6,900	691
Bruker Corp. ‡	48,700	648
Exelixis, Inc. ‡^	88,500	489
Illumina, Inc. ‡^	7,700	311
Mettler-Toledo International, Inc. ‡^	3,200	499
PAREXEL International Corp. ‡^	21,400	604
Machinery - 7.4%
3D Systems Corp. ‡^	24,400	833
Actuant Corp. - Class A ^	36,400	989
Chart Industries, Inc. ‡	10,300	708
Gardner Denver, Inc. ^	28,900	1,529
Graco, Inc. ^	23,600	1,087
IDEX Corp. ^	25,800	1,006
John Bean Technologies Corp. ^	10,800	147
Meritor, Inc. ‡^	42,000	219
Middleby Corp. ‡^	13,100	1,305
NACCO Industries, Inc. - Class A ^	4,100	477
Nordson Corp.	34,000	1,744
Robbins & Myers, Inc.	20,900	874
Toro Co.	19,700	1,444
Valmont Industries, Inc.	14,800	1,790
Wabtec Corp.	21,900	1,708
Woodward, Inc. ^	23,000	907
Marine - 0.6%
Kirby Corp. ‡^	27,200	1,281
Media - 1.6%
CTC Media, Inc. ^	16,600	134
Digital Generation, Inc. ‡^	33,800	418
John Wiley & Sons, Inc. - Class A	12,400	607
Liberty Media Corp. - Liberty Capital ‡	6,300	554
Madison Square Garden Co. ‡	38,100	1,427
National CineMedia, Inc. ^	7,800	118
Sirius XM Radio, Inc. ‡^	166,000	307
Metals & Mining - 1.2%
Allied Nevada Gold Corp. ‡^	25,100	712
Carpenter Technology Corp.	6,300	301
Compass Minerals International, Inc. ^	7,500	572
Royal Gold, Inc. ^	10,200	801
Stillwater Mining Co. ‡^	50,500	431
Multiline Retail - 0.4%
Big Lots, Inc. ‡^	23,900	975
Oil, Gas & Consumable Fuels - 2.6%
Bill Barrett Corp. ‡^	22,500	482
Clayton Williams Energy, Inc. ‡^	17,500	847
Contango Oil & Gas Co. ‡^	21,600	1,278
Gran Tierra Energy, Inc. ‡^	68,160	335
Northern Oil and Gas, Inc. ‡^	43,200	689
Oasis Petroleum, Inc. ‡^	27,400	663
Rosetta Resources, Inc. ‡	20,400	747
SM Energy Co.	19,400	952
Paper & Forest Products - 0.4%
Clearwater Paper Corp. ‡	7,700	263
KapStone Paper and Packaging Corp. ‡^	36,500	578
Personal Products - 0.4%
Herbalife, Ltd. ^	17,500	846
Pharmaceuticals - 3.5%
Akorn, Inc. ‡^	62,000	978
Auxilium Pharmaceuticals, Inc. ‡^	18,600	500
AVANIR Pharmaceuticals, Inc. - Class A ‡^	99,000	388
Cadence Pharmaceuticals, Inc. ‡^	12,200	44
Jazz Pharmaceuticals PLC ‡^	19,100	860
MAP Pharmaceuticals, Inc. ‡^	9,800	147
Medicines Co. ‡^	47,000	1,078
Nektar Therapeutics ‡^	25,100	203
Par Pharmaceutical Cos., Inc. ‡^	17,100	618

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
Pharmaceuticals (continued)
Questcor Pharmaceuticals, Inc. ‡^	20,100	$1,070
Salix Pharmaceuticals, Ltd. ‡^	20,300	1,104
ViroPharma, Inc. ‡^	37,900	898
XenoPort, Inc. ‡^	9,600	58
Professional Services - 1.5%
Advisory Board Co. ‡^	32,600	1,616
Exponent, Inc. ‡	7,300	386
Huron Consulting Group, Inc. ‡	27,700	877
Korn/Ferry International ‡^	6,000	86
RPX Corp. ‡^	23,400	336
Towers Watson & Co. - Class A	3,500	210
Real Estate Investment Trusts - 1.1%
DuPont Fabros Technology, Inc. ^	18,200	520
Sabra Healthcare REIT, Inc. ^	7,666	131
Strategic Hotels & Resorts, Inc. ‡^	67,000	433
Taubman Centers, Inc.	17,100	1,319
Real Estate Management & Development - 1.4%
Altisource Portfolio Solutions SA ‡	18,700	1,369
Forest City Enterprises, Inc. - Class A ‡^	64,900	948
Jones Lang LaSalle, Inc.	8,700	612
Kennedy-Wilson Holdings, Inc. ^	18,000	252
Road & Rail - 1.9%
Avis Budget Group, Inc. ‡^	32,900	500
Landstar System, Inc.	19,300	998
Old Dominion Freight Line, Inc. ‡	32,199	1,394
RailAmerica, Inc. ‡^	60,900	1,474
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. ‡^	6,100	82
Amkor Technology, Inc. ‡^	80,200	391
Atmel Corp. ‡	61,400	411
Cabot Microelectronics Corp.	7,100	207
Cavium, Inc. ‡^	31,000	868
Cymer, Inc. ‡^	11,400	672
Cypress Semiconductor Corp. ‡^	53,700	710
Diodes, Inc. ‡^	31,600	593
Hittite Microwave Corp. ‡^	14,900	762
Micrel, Inc. ^	34,600	330
Microsemi Corp. ‡^	31,200	577
PMC-Sierra, Inc. ‡	37,900	233
Semtech Corp. ‡^	22,000	535
Silicon Laboratories, Inc. ‡^	18,000	682
TriQuint Semiconductor, Inc. ‡^	59,400	327
Veeco Instruments, Inc. ‡^	15,200	522
Software - 9.1%
Actuate Corp. ‡	21,500	149
Advent Software, Inc. ‡^	23,900	648
ANSYS, Inc. ‡^	7,889	498
AsiaInfo-Linkage, Inc. ‡^	13,400	158
CommVault Systems, Inc. ‡^	30,500	1,512
Concur Technologies, Inc. ‡^	20,200	1,376
Ebix, Inc. ^	32,200	642
FactSet Research Systems, Inc. ^	10,250	953
Fortinet, Inc. ‡	59,700	1,386
Informatica Corp. ‡^	42,400	1,796
Kenexa Corp. ‡^	23,900	694
MICROS Systems, Inc. ‡^	37,100	1,899
Monotype Imaging Holdings, Inc. ‡^	25,900	434
Netscout Systems, Inc. ‡	36,200	782
OPNET Technologies, Inc. ^	28,400	755
Parametric Technology Corp. ‡	41,500	870
Progress Software Corp. ‡^	11,950	249
Rovi Corp. ‡	22,000	432
Solera Holdings, Inc.	20,400	853
Sourcefire, Inc. ‡^	8,500	437
TIBCO Software, Inc. ‡	74,500	2,228
Ultimate Software Group, Inc. ‡^	24,300	2,165
Specialty Retail - 4.6%
Aaron’s, Inc. ^	34,450	975
Aeropostale, Inc. ‡	26,225	468

	Shares	Value (000’s)
Specialty Retail (continued)
Ascena Retail Group, Inc. ‡	74,100	$1,380
Children’s Place Retail Stores, Inc. ‡^	8,300	414
Guess?, Inc. ^	11,700	355
Hibbett Sports, Inc. ‡^	12,700	733
JOS A. Bank Clothiers, Inc. ‡^	16,600	705
Monro Muffler Brake, Inc. ^	46,350	1,541
Sally Beauty Holdings, Inc. ‡	91,600	2,357
Tractor Supply Co. ^	18,000	1,495
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. ‡^	16,100	709
Fossil, Inc. ‡^	11,012	843
Iconix Brand Group, Inc. ‡^	35,800	625
PVH Corp.	12,100	941
True Religion Apparel, Inc. ^	12,800	371
Warnaco Group, Inc. ‡	14,100	600
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. ‡^	26,200	75
Radian Group, Inc. ^	15,700	52
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. ‡^	28,600	721
United Rentals, Inc. ‡	38,902	1,325
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. - Class A ‡^	12,400	707

Total Common Stocks (cost $193,047)		226,928

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	58,217,835	58,218
Total Securities Lending Collateral (cost $58,218)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $1,480 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $1,513.	$1,480	1,480
Total Repurchase Agreement (cost $1,480)

Total Investment Securities (cost $252,745) P		286,626
Other Assets and Liabilities - Net		(58,522)

Net Assets		$228,104

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $56,819.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $252,745. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,061 and $15,180, respectively. Net unrealized appreciation for tax purposes is $33,881.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$226,928	$—	$—	$226,928
Repurchase Agreement	—	1,480	—	1,480
Securities Lending Collateral	58,218	—	—	58,218

Total	$285,146	$1,480	$—	$286,626

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $251,265)	$285,146
(including securities loaned of $56,819)
Repurchase agreement, at value (cost: $1,480)	1,480
Receivables:
Investment securities sold	386
Shares sold	59
Securities lending income (net)	30
Dividends	37
Prepaid expenses	4

	287,142

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	564
Shares redeemed	46
Management and advisory fees	131
Distribution and service fees	12
Trustees fees	1
Transfer agent fees	—	(A)
Administration fees	4
Printing and shareholder reports fees	43
Audit and tax fees	9
Other	10
Collateral for securities on loan	58,218

	59,038

Net assets	$228,104

Net assets consist of:
Capital stock ($.01 par value)	$221
Additional paid-in capital	169,152
Accumulated net investment loss	(319)
Undistributed net realized gain from investment securities	25,169
Net unrealized appreciation (depreciation) on:
Investment securities	33,881

Net assets	$228,104

Net assets by class:
Initial Class	$165,329
Service Class	62,775
Shares outstanding:
Initial Class	15,940
Service Class	6,205
Net asset value and offering price per share:
Initial Class	$10.37
Service Class	10.12

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $1)	$566
Interest income	—	(A)
Securities lending income (net)	144

	710

Expenses:
Management and advisory	858
Distribution and service:
Service Class	75
Printing and shareholder reports	23
Custody	29
Administration	25
Legal	5
Audit and tax	7
Trustees	3
Transfer agent	1
Other	3

Total expenses	1,029

Net investment loss	(319)

Net realized gain (loss) on transactions from:
Investment securities	8,790

Net increase in unrealized appreciation (depreciation) on:
Investment securities	6,447

Net realized and change in unrealized gain	15,237

Net increase in net assets resulting from operations	$14,918

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment loss	$(319)	$(1,038)
Net realized gain from investment securities	8,790	22,516
Change in net unrealized appreciation (depreciation) on investment securities	6,447	(21,152)

Net increase in net assets resulting from operations	14,918	326

Capital share transactions:
Proceeds from shares sold:
Initial Class	27,837	38,877
Service Class	20,942	37,298

	48,779	76,175

Cost of shares redeemed:
Initial Class	(25,412)	(55,282)
Service Class	(11,761)	(20,049)

	(37,173)	(75,331)

Net increase in net assets from capital shares transactions	11,606	844

Net increase in net assets	26,524	1,170

Net assets:
Beginning of period/year	201,580	200,410

End of period/year	$228,104	$201,580

Accumulated net investment loss	$(319)	$—

Share activity:
Shares issued:
Initial Class	2,621	3,950
Service Class	2,028	3,847

	4,649	7,797

Shares redeemed:
Initial Class	(2,442)	(5,780)
Service Class	(1,165)	(2,203)

	(3,607)	(7,983)

Net increase (decrease) in shares outstanding:
Initial Class	179	(1,830)
Service Class	863	1,644

	1,042	(186)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.61		$9.45	$7.03	$5.27	$10.27	$10.36
Investment operations
Net investment loss(A)	(0.01)		(0.04)	(0.01)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	0.77		0.20	2.43	2.02	(3.04)	1.03

Total operations	0.76		0.16	2.42	2.01	(3.05)	0.99

Distributions
From net realized gains	—		—	—	(0.25)	(1.95)	(1.08)

Total distributions	—		—	—	(0.25)	(1.95)	(1.08)

Net asset value
End of period/year	$10.37		$9.61	$9.45	$7.03	$5.27	$10.27

Total return(B)	7.91	%(C)	1.69%	34.42%	38.70%	(36.25)%	9.61%

Net assets end of period/year (000’s)	$165,329		$151,443	$166,206	$128,238	$102,260	$224,187
Ratio and supplemental data
Expenses to average net assets	0.83	%(D)	0.84%	0.84%	0.88%	0.83%	0.82%
Net investment loss, to average net assets	(0.21	)%(D)	(0.42)%	(0.12)%	(0.26)%	(0.13)%	(0.40)%
Portfolio turnover rate	15	%(C)	35%	34%	34%	30%	45%

For a share outstanding throughout each period			Service Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.39		$9.25	$6.90	$5.19	$10.14	$10.25
Investment operations
Net investment loss(A)	(0.02)		(0.06)	(0.02)	(0.03)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	0.75		0.20	2.37	1.99	(3.00)	1.01

Total operations	0.73		0.14	2.35	1.96	(3.03)	0.94

Distributions
From net realized gains	—		—	—	(0.25)	(1.92)	(1.05)

Total distributions	—		—	—	(0.25)	(1.92)	(1.05)

Net asset value
End of period/year	$10.12		$9.39	$9.25	$6.90	$5.19	$10.14

Total return(B)	7.77	%(C)	1.51%	34.06%	38.33%	(36.40)%	9.27%

Net assets end of period/year (000’s)	$62,775		$50,137	$34,204	$14,382	$7,434	$16,329
Ratio and supplemental data
Expenses to average net assets	1.08	%(D)	1.09%	1.09%	1.13%	1.08%	1.07%
Net investment loss, to average net assets	(0.46	)%(D)	(0.67)%	(0.32)%	(0.48)%	(0.38)%	(0.64)%
Portfolio turnover rate	15	%(C)	35%	34%	34%	30%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolioss within TST, or by any other party.

Commission recaptured during the period ended June 30, 2012 of less than $1 are included in net realized gain(loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal portfolio administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$44,667
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	33,160
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub- Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub- Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Third Avenue Value VP
Initial Class	$1,000.00	$1,073.20	$4.64	$1,020.39	$4.52	0.90%
Service Class	1,000.00	1,071.20	5.92	1,019.14	5.77	1.15

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	88.9%
Securities Lending Collateral	13 .3
Repurchase Agreement	11 .1
Other Assets and Liabilities - Net	(13.3)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 88.9%
Canada - 4.7%
Canfor Corp. ‡^	93,377	$1,113
Cenovus Energy, Inc. ^	124,000	3,943
Viterra, Inc.	97,350	1,544
France - 1.4%
Sanofi	26,550	2,010
Germany - 2.8%
Lanxess AG	60,681	3,840
Hong Kong - 14.3%
Cheung Kong Holdings, Ltd.	509,847	6,301
Henderson Land Development Co., Ltd.	1,039,478	5,792
Hutchison Whampoa, Ltd.	718,912	6,236
Wheelock & Co., Ltd.	398,000	1,505
Japan - 6.6%
Mitsui Fudosan Co., Ltd.	162,538	3,154
Toyota Industries Corp. ^	210,193	6,026
Korea, Republic of - 4.7%
POSCO ADR	81,839	6,583
Sweden - 5.3%
Investor AB - Class A	397,854	7,326
Switzerland - 2.7%
Pargesa Holding SA	64,000	3,810
United Kingdom - 3.0%
Resolution, Ltd.	632,573	1,946
Segro PLC REIT	633,823	2,159
United States - 43.4%
Alamo Group, Inc. ^	16,293	511
Alleghany Corp. ‡	4,000	1,359
Applied Materials, Inc.	293,039	3,358
AVX Corp.	364,152	3,893
Bank of New York Mellon Corp.	301,559	6,619
Bristow Group, Inc. ^	69,649	2,833
Brookfield Asset Management, Inc. - Class A ^	210,376	6,964
Capital Southwest Corp.	6,895	709
Comerica, Inc.	46,000	1,413
Devon Energy Corp.	44,000	2,552
Electronics for Imaging, Inc. ‡	104,921	1,705
EnCana Corp. ^	214,000	4,457
Forest City Enterprises, Inc. - Class A ‡^	321,423	4,693
Haemonetics Corp. ‡^	13,000	963
Intel Corp.	129,039	3,439
Investment Technology Group, Inc. ‡^	182,889	1,683
KeyCorp	330,000	2,554
Leucadia National Corp. ^	48,000	1,021
Lexmark International, Inc. - Class A ^	14,292	380
Lowe’s Cos., Inc.	37,000	1,052
Sycamore Networks, Inc. ‡^	11,484	167
Symantec Corp. ‡	50,000	731
Tejon Ranch Co. ‡^	68,444	1,959
Tellabs, Inc.	466,171	1,552
Westwood Holdings Group, Inc. ^	55,707	2,076
White Mountains Insurance Group, Ltd.	3,250	1,696

Total Common Stocks (cost $114,752)		123,627

SECURITIES LENDING COLLATERAL - 13.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	18,522,201	18,522
Total Securities Lending Collateral (cost $18,522)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 11.1%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $15,462 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 05/01/2025 - 07/15/2025, and with a total value of $15,771.	$15,462	$15,462
Total Repurchase Agreement (cost $15,462)

Total Investment Securities (cost $148,736) P		157,611
Other Assets and Liabilities - Net		(18,523)

Net Assets		$139,088

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Management & Development	19.3%	$30,367
Diversified Financial Services	7.7	12,157
Capital Markets	7.0	11,087
Oil, Gas & Consumable Fuels	6.9	10,952
Semiconductors & Semiconductor Equipment	4.3	6,797
Metals & Mining	4.2	6,583
Industrial Conglomerates	4.0	6,236
Auto Components	3.8	6,026
Insurance	3.2	5,001
Commercial Banks	2.5	3,967
Electronic Equipment & Instruments	2.5	3,893
Chemicals	2.4	3,840
Energy Equipment & Services	1.8	2,833
Real Estate Investment Trusts	1.4	2,159
Computers & Peripherals	1.3	2,085
Pharmaceuticals	1.3	2,010
Communications Equipment	1.1	1,719
Food Products	1.0	1,544
Paper & Forest Products	0.7	1,114
Specialty Retail	0.7	1,052
Health Care Equipment & Supplies	0.6	963
Software	0.4	731
Machinery	0.3	511

Investment Securities, at Value	78.4	123,627
Short-Term Investments	21.6	33,984

Total Investments	100.0%	$157,611

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $18,041.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $148,736. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,391 and $13,516, respectively. Net unrealized appreciation for tax purposes is $8,875.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$66,939	$56,688	$—	$123,627
Repurchase Agreement	—	15,462	—	15,462
Securities Lending Collateral	18,522	—	—	18,522

Total	$85,461	$72,150	$—	$157,611

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $133,274)	$142,149
(including securities loaned of $18,041)
Repurchase agreement, at value (cost: $15,462)	15,462
Foreign currency, at value (cost: $56)	56
Receivables:
Shares sold	13
Securities lending income (net)	9
Dividends	121
Dividend reclaims	51
Prepaid expenses	2

	157,863

Liabilities:
Due to custodian	23
Accounts payable and accrued liabilities:
Shares redeemed	81
Management and advisory fees	86
Distribution and service fees	2
Trustees fees	—	(A)
Transfer agent fees	—	(A)
Administration fees	3
Printing and shareholder reports fees	43
Audit and tax fees	8
Other	7
Collateral for securities on loan	18,522

	18,775

Net assets	$139,088

Net assets consist of:
Capital stock ($.01 par value)	$134
Additional paid-in capital	157,444
Accumulated net investment loss	(4,481)
Accumulated net realized loss from investment securities and foreign currency transactions	(22,882)
Net unrealized appreciation (depreciation) on:
Investment securities	8,875
Translation of assets and liabilities denominated in foreign currencies	(2)

Net assets	$139,088

Net assets by class:
Initial Class	$127,395
Service Class	11,693
Shares outstanding:
Initial Class	12,234
Service Class	1,126
Net asset value and offering price per share:
Initial Class	$10.41
Service Class	10.38

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $181)	$2,170
Interest income	2
Securities lending income (net)	59

2,231

Expenses:
Management and advisory	587
Distribution and service:
Service Class	16
Printing and shareholder reports	21
Custody	22
Administration	16
Legal	3
Audit and tax	7
Trustees	2
Transfer agent	1
Other	2

Total expenses	677

Net investment income	1,554

Net realized gain (loss) on transactions from:
Investment securities	6,618
Foreign currency transactions	(52)

6,566

Net increase in unrealized appreciation (depreciation) on:
Investment securities	2,455
Translation of assets and liabilities denominated in foreign currencies	(2)

Change in unrealized appreciation (depreciation)	2,453

Net realized and change in unrealized gain	9,019

Net increase in net assets resulting from operations	$10,573

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$1,554	$1,515
Net realized gain from investment securities and foreign currency transactions	6,566	10,557
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	2,453	(37,173)

Net increase (decrease) in net assets resulting from operations	10,573	(25,101)

Distributions to shareholders:
From net investment income:
Initial Class	—	(7,957)
Service Class	—	(689)

Total distributions to shareholders	—	(8,646)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,761	10,618
Service Class	3,018	3,272

	5,779	13,890

Dividends and distributions reinvested:
Initial Class	—	7,957
Service Class	—	689

	—	8,646

Cost of shares redeemed:
Initial Class	(14,435)	(32,353)
Service Class	(3,932)	(6,973)

	(18,367)	(39,326)

Net decrease in net assets from capital shares transactions	(12,588)	(16,790)

Net decrease in net assets	(2,015)	(50,537)

Net assets:
Beginning of period/year	141,103	191,640

End of period/year	$139,088	$141,103

Accumulated net investment loss	$(4,481)	$(6,035)

Share activity:
Shares issued:
Initial Class	262	909
Service Class	286	273

	548	1,182

Shares issued-reinvested from distributions:
Initial Class	—	784
Service Class	—	68

	—	852

Shares redeemed:
Initial Class	(1,361)	(2,858)
Service Class	(373)	(613)

	(1,734)	(3,471)

Net increase (decrease) in shares outstanding:
Initial Class	(1,099)	(1,165)
Service Class	(87)	(272)

	(1,186)	(1,437)

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended		Initial Class Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.70		$11.99	$10.72	$8.50	$21.75	$26.33
Investment operations
Net investment income(A)	0.11		0.10	0.09	0.13	0.17	0.27
Net realized and unrealized gain (loss)	0.60		(1.79)	1.49	2.78	(7.09)	0.07

Total operations	0.71		(1.69)	1.58	2.91	(6.92)	0.34

Distributions
From net investment income	—		(0.60)	(0.31)	—	(0.70)	(1.07)
From net realized gains	—		—	—	(0.69)	(5.63)	(3.85)

Total distributions	—		(0.60)	(0.31)	(0.69)	(6.33)	(4.92)

Net asset value
End of period/year	$10.41		$9.70	$11.99	$10.72	$8.50	$21.75

Total return(B)	7.32	%(C)	(14.33)%	15.43%	34.88%	(41.15)%	1.20%

Net assets end of period/year (000’s)	$127,395		$129,351	$173,877	$185,277	$160,338	$358,128
Ratio and supplemental data
Expenses to average net assets	0.90	%(D)	0.90%	0.90%	0.92%	0.88%	0.87%
Net investment income, to average net assets	2.14	%(D)	0.88%	0.82%	1.36%	1.06%	1.05%
Portfolio turnover rate	10	%(C)	7%	4%	8%	13%	13%

For a share outstanding throughout each period	Period ended		Service Class Year Ended December 31,
	June 30, 2012
	(unaudited)		2011	2010	2009	2008	2007
Net asset value
Beginning of period/year	$9.69		$11.96	$10.69	$8.50	$21.70	$26.30
Investment operations
Net investment income(A)	0.10		0.07	0.06	0.10	0.14	0.19
Net realized and unrealized gain (loss)	0.59		(1.78)	1.50	2.78	(7.09)	0.08

Total operations	0.69		(1.71)	1.56	2.88	(6.95)	0.27

Distributions
From net investment income	—		(0.56)	(0.29)	—	(0.62)	(1.02)
From net realized gains	—		—	—	(0.69)	(5.63)	(3.85)

Total distributions	—		(0.56)	(0.29)	(0.69)	(6.25)	(4.87)

Net asset value
End of period/year	$10.38		$9.69	$11.96	$10.69	$8.50	$21.70

Total return(B)	7.12	%(C)	(14.49)%	15.16%	34.52%	(41.28)%	0.94%

Net assets end of period/year (000’s)	$11,693		$11,752	$17,763	$19,759	$16,916	$52,218
Ratio and supplemental data
Expenses to average net assets	1.15	%(D)	1.15%	1.15%	1.17%	1.13%	1.12%
Net investment income, to average net assets	1.91	%(D)	0.66%	0.58%	1.12%	0.83%	0.74%
Portfolio turnover rate	10	%(C)	7%	4%	8%	13%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Third Avenue Value VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other expenses on the Statement of Operations.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commission recaptured during the period ended June 30, 2012 of $5 are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market portfolio which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.80% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

1.00% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3 (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$13,226
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	20,959
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008-2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL AND APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Third Avenue Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Third Avenue Management LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 5-year periods and above the median for the past 3- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1-, 3- and 5-year periods and above its primary benchmark for the past 10-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica Third Avenue Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL AND APPROVAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica WMC Diversified Growth VP
Initial Class	$1,000.00	$1,101.30	$3.97	$1,021.08	$3.82	0.76%
Service Class	1,000.00	1,099.60	5.27	1,019.84	5.07	1.01

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.5%
Securities Lending Collateral	4.4
Repurchase Agreement	3.2
Other Assets and Liabilities - Net	(4.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.5%
Aerospace & Defense - 2.1%
Boeing Co.	383,500	$28,494
Honeywell International, Inc.	412,671	23,044
Beverages - 3.3%
Coca-Cola Co.	1,011,822	79,114
Biotechnology - 6.0%
Amgen, Inc.	747,409	54,592
Biogen Idec, Inc. ‡	275,670	39,801
Celgene Corp. ‡	433,294	27,800
Gilead Sciences, Inc. ‡	467,714	23,984
Chemicals - 1.6%
CF Industries Holdings, Inc.	86,139	16,689
Sherwin-Williams Co.	166,179	21,993
Communications Equipment - 6.7%
Cisco Systems, Inc.	6,119,926	105,079
Emulex Corp. ‡^	1,098,660	7,910
F5 Networks, Inc. ‡	122,445	12,191
QUALCOMM, Inc.	669,974	37,304
Computers & Peripherals - 12.4%
Apple, Inc. ‡	345,104	201,541
Dell, Inc. ‡	187,953	2,353
EMC Corp. ‡	2,355,866	60,381
NetApp, Inc. ‡	370,392	11,786
QLogic Corp. ‡^	1,625,166	22,249
Consumer Finance - 1.2%
American Express Co.	507,393	29,535
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. ‡^	315,140	19,145
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,003,204	44,582
Energy Equipment & Services - 2.6%
Core Laboratories NV ^	122,281	14,172
Diamond Offshore Drilling, Inc. ^	328,516	19,425
National Oilwell Varco, Inc.	251,720	16,221
Oceaneering International, Inc.	298,970	14,309
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	333,903	31,721
CVS Caremark Corp.	611,424	28,572
Wal-Mart Stores, Inc.	713,687	49,758
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. ‡^	156,841	3,416
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corp. ‡^	206,844	21,367
Hologic, Inc. ‡	946,905	17,082
Intuitive Surgical, Inc. ‡	37,844	20,958
Zimmer Holdings, Inc.	123,407	7,942
Health Care Providers & Services - 3.8%
Aetna, Inc.	390,667	15,146
AmerisourceBergen Corp. - Class A	348,221	13,702
Cardinal Health, Inc.	271,464	11,401
UnitedHealth Group, Inc.	909,347	53,198
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	415,768	22,169
Yum! Brands, Inc.	238,045	15,335
Industrial Conglomerates - 1.3%
General Electric Co.	661,893	13,794
Tyco International, Ltd.	338,138	17,870
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. ‡	76,018	17,359
priceline.com, Inc. ‡	29,503	19,605
Internet Software & Services - 4.7%
eBay, Inc. ‡	894,583	37,581
Google, Inc. - Class A ‡	79,568	46,155
IAC/InterActiveCorp	651,882	29,726
IT Services - 3.5%
International Business Machines Corp.	434,338	84,948
Life Sciences Tools & Services - 1.3%
Bruker Corp. ‡^	694,013	9,237
Life Technologies Corp. ‡	237,222	10,673

	Shares	Value (000’s)
Life Sciences Tools & Services (continued)
Waters Corp. ‡	155,413	$12,351
Machinery - 2.8%
Caterpillar, Inc.	354,479	30,099
Cummins, Inc.	106,672	10,338
Dover Corp.	187,973	10,077
Parker Hannifin Corp.	215,195	16,544
Media - 3.9%
Comcast Corp. - Class A	1,113,773	35,607
News Corp. - Class A	800,385	17,841
Omnicom Group, Inc. ^	647,392	31,463
Sirius XM Radio, Inc. ‡^	4,760,686	8,807
Multiline Retail - 1.0%
Dollar Tree, Inc. ‡	453,603	24,404
Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corp.	575,328	49,231
Occidental Petroleum Corp.	136,633	11,719
Valero Energy Corp.	739,355	17,855
Pharmaceuticals - 1.6%
Abbott Laboratories	590,921	38,097
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	843,564	28,546
KLA-Tencor Corp.	177,452	8,740
Xilinx, Inc.	714,367	23,981
Software - 8.3%
Autodesk, Inc. ‡^	213,955	7,486
BMC Software, Inc. ‡^	256,893	10,964
Check Point Software Technologies, Ltd. ‡	378,130	18,751
Citrix Systems, Inc. ‡	136,968	11,497
Microsoft Corp.	3,568,709	109,168
Oracle Corp.	735,705	21,851
Red Hat, Inc. ‡	272,808	15,408
Symantec Corp. ‡	445,812	6,513
Specialty Retail - 6.0%
Bed Bath & Beyond, Inc. ‡	265,665	16,418
Buckle, Inc. ^	354,069	14,011
Lowe’s Cos., Inc.	855,897	24,342
O’Reilly Automotive, Inc. ‡^	227,090	19,023
PetSmart, Inc. ^	394,048	26,867
Ross Stores, Inc.	348,350	21,761
TJX Cos., Inc.	546,692	23,469
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	315,747	18,465
Lululemon Athletica, Inc. ‡^	107,317	6,399
Tobacco - 2.7%
Philip Morris International, Inc.	757,266	66,079

Total Common Stocks (cost $2,087,612)		2,346,581

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	107,751,386	107,751
Total Securities Lending Collateral (cost $107,751)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $77,081 on 07/02/2012. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 04/01/2025 - 05/01/2025, and with a total value of $78,624.	$77,081	77,081
Total Repurchase Agreement (cost $77,081)

Total Investment Securities (cost $2,272,444) P		2,531,413
Other Assets and Liabilities - Net		(98,636)

Net Assets		$2,432,777

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $105,362.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $2,272,444. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $355,637 and $96,668, respectively. Net unrealized appreciation for tax purposes is $258,969.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$2,346,581	$—	$—	$2,346,581
Repurchase Agreement	—	77,081	—	77,081
Securities Lending Collateral	107,751	—	—	107,751

Total	$2,454,332	$77,081	$—	$2,531,413

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $2,195,363)	$2,454,332
(including securities loaned of $105,362)
Repurchase agreement, at value (cost: $77,081)	77,081
Foreign currency, at value (cost: $40)	40
Receivables:
Investment securities sold	14,500
Shares sold	316
Securities lending income (net)	556
Dividends	1,883
Dividend reclaims	166
Prepaid expenses	34

2,548,908

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	5,725
Shares redeemed	846
Management and advisory fees	1,345
Distribution and service fees	27
Trustees fees	7
Transfer agent fees	3
Administration fees	47
Printing and shareholder reports fees	360
Audit and tax fees	17
Other	3
Collateral for securities on loan	107,751

116,131

Net assets	$2,432,777

Net assets consist of:
Capital stock ($.01 par value)	$1,027
Additional paid-in capital	2,395,423
Undistributed net investment income	15,960
Accumulated net realized loss from investment securities and foreign currency transactions	(238,614)
Net unrealized appreciation (depreciation) on:
Investment securities	258,969
Translation of assets and liabilities denominated in foreign currencies	12

Net assets	$2,432,777

Net assets by class:
Initial Class	$2,295,527
Service Class	137,250
Shares outstanding:
Initial Class	96,817
Service Class	5,865
Net asset value and offering price per share:
Initial Class	$23.71
Service Class	23.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $14)	$16,166
Interest income	3
Securities lending income (net)	2,129

18,298

Expenses:
Management and advisory	8,833
Distribution and service:
Service Class	182
Printing and shareholder reports	107
Custody	148
Administration	269
Legal	60
Audit and tax	6
Trustees	38
Transfer agent	9
Other	34

Total expenses	9,686

Net investment income	8,612

Net realized gain (loss) on transactions from:
Investment securities	45,132
Foreign currency transactions	8

45,140

Net increase in unrealized appreciation (depreciation) on:
Investment securities	176,692
Translation of assets and liabilities denominated in foreign currencies	(9)

Change in unrealized appreciation (depreciation)	176,683

Net realized and change in unrealized gain	221,823

Net increase in net assets resulting from operations	$230,435

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011

From operations:
Net investment income	$8,612	$7,269
Net realized gain from investment securities and foreign currency transactions	45,140	154,953
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	176,683	(233,278)

Net increase (decrease) in net assets resulting from operations	230,435	(71,056)

Distributions to shareholders:
From net investment income:
Initial Class	—	(6,820)
Service Class	—	(366)

Total distributions to shareholders	—	(7,186)

Capital share transactions:
Proceeds from shares sold:
Initial Class	173,771	88,205
Service Class	8,938	18,612

	182,709	106,817

Proceeds from fund acquisition:
Initial Class	—	495,120
Service Class	—	32,734

	—	527,854

Dividends and distributions reinvested:
Initial Class	—	6,820
Service Class	—	366

	—	7,186

Cost of shares redeemed:
Initial Class	(188,958)	(355,017)
Service Class	(26,344)	(25,125)

	(215,302)	(380,142)

Net increase (decrease) in net assets from capital shares transactions	(32,593)	261,715

Net increase in net assets	197,842	183,473

Net assets:
Beginning of period/year	2,234,935	2,051,462

End of period/year	$2,432,777	$2,234,935

Undistributed net investment income	$15,960	$7,348

Share activity:
Shares issued:
Initial Class	7,386	4,059
Service Class	378	844

	7,764	4,903

Shares issued on fund acquisition:
Initial Class	—	22,997
Service Class	—	1,538

	—	24,535

Shares issued-reinvested from distributions:
Initial Class	—	334
Service Class	—	18

	—	352

Shares redeemed:
Initial Class	(7,841)	(16,188)
Service Class	(1,111)	(1,143)

	(8,952)	(17,331)

Net increase (decrease) in shares outstanding:
Initial Class	(455)	11,202
Service Class	(733)	1,257

	(1,188)	12,459

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended June 30, 2012		Initial Class Year Ended December 31,
	(unaudited)		2011	2010		2009	2008	2007
Net asset value
Beginning of period/year	$21.53		$22.46	$19.18		$14.98	$28.90	$25.95
Investment operations
Net investment income(A)	0.08		0.09	0.08		0.10	0.15	0.05
Net realized and unrealized gain (loss)	2.10		(0.93)	3.31		4.26	(13.09)	4.07

Total operations	2.18		(0.84)	3.39		4.36	(12.94)	4.12

Distributions
From net investment income	—		(0.09)	(0.11)		(0.16)	(0.06)	(0.01)
From net realized gains	—		—	—		—	(0.92)	(1.16)

Total distributions	—		(0.09)	(0.11)		(0.16)	(0.98)	(1.17)

Net asset value
End of period/year	$23.71		$21.53	$22.46		$19.18	$14.98	$28.90

Total return(B)	10.13	%(C)	(3.73)%	17.81%		29.20%	(46.00)%	16.29%

Net assets end of period/year (000’s)	$2,295,527		$2,094,538	$1,932,732		$1,727,961	$1,442,534	$2,938,220
Ratio and supplemental data
Expenses to average net assets	0.76	%(D)	0.77%	0.78%		0.79%	0.76%	0.76%
Net investment income, to average net assets	0.71	%(D)	0.39%	0.42%		0.63%	0.63%	0.18%
Portfolio turnover rate	29	%(C)	57%	134	%(E)	43%	33%	38%

For a share outstanding throughout each period	Period ended June 30, 2012		Service Class Year Ended December 31,
	(unaudited)		2011	2010		2009	2008	2007
Net asset value
Beginning of period/year	$21.28		$22.23	$18.99		$14.80	$28.59	$25.73
Investment operations
Net investment income (loss)(A)	0.05		0.03	0.03		0.06	0.08	(0.02)
Net realized and unrealized gain (loss)	2.07		(0.91)	3.27		4.21	(12.95)	4.04

Total operations	2.12		(0.88)	3.30		4.27	(12.87)	4.02

Distributions
From net investment income	—		(0.07)	(0.06)		(0.08)	—	—
From net realized gains	—		—	—		—	(0.92)	(1.16)

Total distributions	—		(0.07)	(0.06)		(0.08)	(0.92)	(1.16)

Net asset value
End of period/year	$23.40		$21.28	$22.23		$18.99	$14.80	$28.59

Total return(B)	9.96	%(C)	(3.93)%	17.48%		28.90%	(46.17)%	16.04%

Net assets end of period/year (000’s)	$137,250		$140,397	$118,730		$29,463	$23,553	$69,701
Ratio and supplemental data
Expenses to average net assets	1.01	%(D)	1.02%	1.03%		1.04%	1.01%	1.01%
Net investment income (loss), to average net assets	0.45	%(D)	0.15%	0.17%		0.37%	0.35%	(0.07)%
Portfolio turnover rate	29	%(C)	57%	134	%(E)	43%	33%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth VP (the “Portfolio”) is part of TST.

The Portfolio currently offers two classes of shares; Initial Class and Service Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2012 of less than $1, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market portfolio which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at, June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2012:

	Market Value	% of Net Assets

Transamerica Asset Allocation - Conservative VP	$56,415	2.32%

Transamerica Asset Allocation - Growth VP	109,123	4.49

Transamerica Asset Allocation - Moderate VP	200,325	8.23

Transamerica Asset Allocation - Moderate Growth VP	304,630	12.52

Transamerica BlackRock Tactical Allocation VP	43,053	1.77

Total	$713,546	29.33%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.85% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2012.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$717,998
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	823,307
U.S. Government	—

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods and above the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods and above its benchmark for the past 10-year period. The Board noted that the Portfolio’s performance for longer periods included the management of the Portfolio’s previous sub-adviser. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub- advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period until June 30, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica WMC Diversified Growth II VP
Initial Class	$1,000.00	$1,106.20	$1.57	$1,023.37	$1.51	0.30%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2012

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.8%
Securities Lending Collateral	25.7
Repurchase Agreement	2.8
Other Assets and Liabilities - Net	(25.3)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.2%
Boeing Co.	2,179	$162
Honeywell International, Inc.	2,525	141
Beverages - 3.2%
Coca-Cola Co. ^	5,656	442
Biotechnology - 5.7%
Amgen, Inc.	4,035	295
Biogen Idec, Inc. ‡	1,462	211
Celgene Corp. ‡	2,343	150
Gilead Sciences, Inc. ‡^	2,714	139
Chemicals - 1.4%
CF Industries Holdings, Inc. ^	428	83
Sherwin-Williams Co. ^	900	119
Communications Equipment - 6.8%
Cisco Systems, Inc.	37,568	645
Emulex Corp. ‡^	6,209	45
F5 Networks, Inc. ‡	693	69
QUALCOMM, Inc.	3,540	197
Computers & Peripherals - 12.3%
Apple, Inc. ‡	2,050	1,197
Dell, Inc. ‡^	909	11
EMC Corp. ‡^	14,699	377
NetApp, Inc. ‡^	1,884	60
QLogic Corp. ‡^	6,703	92
Consumer Finance - 1.2%
American Express Co. ^	2,931	171
Diversified Consumer Services - 0.9%
ITT Educational Services, Inc. ‡^	2,047	124
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc. ^	5,664	252
Energy Equipment & Services - 2.8%
Core Laboratories NV	831	96
Diamond Offshore Drilling, Inc.	2,092	124
National Oilwell Varco, Inc.	1,390	90
Oceaneering International, Inc. ^	1,743	83
Food & Staples Retailing - 4.4%
Costco Wholesale Corp. ^	1,815	172
CVS Caremark Corp.	3,652	171
Wal-Mart Stores, Inc.	4,003	279
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. ‡^	870	19
Health Care Equipment & Supplies - 2.9%
Edwards Lifesciences Corp. ‡^	1,072	111
Hologic, Inc. ‡^	5,884	106
Intuitive Surgical, Inc. ‡^	250	139
Zimmer Holdings, Inc.	703	45
Health Care Providers & Services - 3.7%
Aetna, Inc.	2,145	83
AmerisourceBergen Corp. - Class A ^	1,719	68
Cardinal Health, Inc. ^	1,501	63
UnitedHealth Group, Inc.	5,257	307
Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp. ^	2,648	141
Yum! Brands, Inc. ^	1,336	86
Industrial Conglomerates - 1.3%
General Electric Co.	4,116	86
Tyco International, Ltd.	1,867	98
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. ‡	476	109
priceline.com, Inc. ‡^	163	108
Internet Software & Services - 4.4%
eBay, Inc. ‡^	5,157	217
Google, Inc. - Class A ‡	399	231
IAC/InterActiveCorp ^	3,610	165
IT Services - 3.7%
International Business Machines Corp.	2,671	522

	Shares	Value (000’s)
Life Sciences Tools & Services - 1.3%
Bruker Corp. ‡^	3,792	$50
Life Technologies Corp. ‡^	1,285	58
Waters Corp. ‡	876	70
Machinery - 2.9%
Caterpillar, Inc.	2,277	194
Cummins, Inc.	654	63
Dover Corp.	1,193	64
Parker Hannifin Corp.	1,053	81
Media - 3.9%
Comcast Corp. - Class A ^	6,334	202
News Corp. - Class A ^	4,581	102
Omnicom Group, Inc. ^	3,807	185
Sirius XM Radio, Inc. ‡	27,398	51
Multiline Retail - 0.9%
Dollar Tree, Inc. ‡^	2,426	131
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	3,234	277
Occidental Petroleum Corp.	767	66
Valero Energy Corp.	4,856	117
Pharmaceuticals - 1.5%
Abbott Laboratories ^	3,190	206
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp. ^	6,184	210
KLA-Tencor Corp. ^	1,064	52
Xilinx, Inc. ^	4,355	146
Software - 8.5%
Autodesk, Inc. ‡	1,433	50
BMC Software, Inc. ‡^	1,266	54
Check Point Software Technologies, Ltd. ‡	2,266	112
Citrix Systems, Inc. ‡	788	66
Microsoft Corp.	20,363	624
Oracle Corp.	5,694	169
Red Hat, Inc. ‡^	1,541	87
Symantec Corp. ‡	2,388	35
Specialty Retail - 6.1%
Bed Bath & Beyond, Inc. ‡^	1,452	90
Buckle, Inc. ^	1,893	75
Lowe’s Cos., Inc. ^	4,447	126
O’Reilly Automotive, Inc. ‡^	1,227	103
PetSmart, Inc. ^	2,270	155
Ross Stores, Inc.	2,355	147
TJX Cos., Inc.	3,753	161
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,657	96
Lululemon Athletica, Inc. ‡^	563	34
Tobacco - 2.7%
Philip Morris International, Inc.	4,274	373

Total Common Stocks (cost $11,572)		13,583

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% ▲	3,599,074	3,599
Total Securities Lending Collateral (cost $3,599)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% ▲, dated 06/29/2012, to be repurchased at $389 on 07/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, and with a value of $398.	$389	$389
Total Repurchase Agreement (cost $389)

Total Investment Securities (cost $15,560) P		17,571
Other Assets and Liabilities - Net		(3,548)

Net Assets		$14,023

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $3,517.
▲	Rate shown reflects the yield at 06/29/2012.
P	Aggregate cost for federal income tax purposes is $15,560. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,525 and $514, respectively. Net unrealized appreciation for tax purposes is $2,011.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 06/30/2012
Common Stocks	$13,583	$—	$—	$13,583
Repurchase Agreement	—	389	—	389
Securities Lending Collateral	3,599	—	—	3,599

Total	$17,182	$389	$—	$17,571

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 06/30/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2012

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $15,171)	$17,182
(including securities loaned of $3,517)
Repurchase agreement, at value (cost: $389)	389
Receivables:
Investment securities sold	82
Securities lending income (net)	4
Dividends	11
Due from advisor	3
Prepaid expenses	—	(A)

	17,671

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	33
Shares redeemed	—
Trustees fees	—	(A)
Transfer agent fees	—	(A)
Administration fees	—	(A)
Printing and shareholder reports fees	1
Audit and tax fees	9
Other	6
Collateral for securities on loan	3,599

	3,648

Net assets	$14,023

Net assets consist of:
Capital stock ($.01 par value)	$18
Additional paid-in capital	10,844
Undistributed net investment income	215
Undistributed net realized gain from investment securities	935
Net unrealized appreciation (depreciation) on:
Investment securities	2,011

Net assets	$14,023

Shares outstanding	1,796
Net asset value and offering price per share	$7.81

(A)	Rounds to less than $1.

STATEMENT OF OPERATIONS

For the period ended June 30, 2012

(all amounts in thousands)

(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of —(A))	$93
Interest income	—	(A)
Securities lending income (net)	17

	110

Expenses:
Management and advisory	21
Printing and shareholder reports	1
Custody	28
Administration	2
Legal	—	(A)
Audit and tax	7
Trustees	—	(A)
Transfer agent	—	(A)
Other	—	(A)

Total expenses	59

Less waiver/reimbursement	(38)

Net expenses	21

Net investment income	89

Net realized gain (loss) on transactions from:
Investment securities	213

Net increase in unrealized appreciation (depreciation) on:
Investment securities	1,092

Net realized and change in unrealized gain	1,305

Net increase in net assets resulting from operations	$1,394

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2012 (unaudited)	December 31, 2011
From operations:
Net investment income	$89	$125
Net realized gain from investment securities	213	1,090
Change in net unrealized appreciation (depreciation) on investment securities	1,092	(1,425)

Net increase (decrease) in net assets resulting from operations	1,394	(210)

Distributions to shareholders:
From net investment income:	—	(128)

Capital share transactions:
Dividends and distributions reinvested:	—	(128)
Cost of shares redeemed	(510)	(1,117)

Net decrease in net assets from capital shares transactions	(510)	(989)

Net increase (decrease) in net assets	884	(1,327)

Net assets:
Beginning of period/year	13,139	14,466

End of period/year	$14,023	$13,139

Undistributed net investment income	$215	$126

Share activity:
Shares issued-reinvested from distributions	—	19
Shares redeemed	(64)	(152)

Net decrease in shares outstanding	(64)	(133)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2012 (unaudited)		2011	2010		2009	2008	2007
Net asset value
Beginning of period/year	$7.06		$7.26	$6.16		$4.70	$10.32	$9.50
Investment operations
Net investment income(A)	0.05		0.07	0.06		0.06	0.09	0.06
Net realized and unrealized gain (loss)	0.70		(0.20)	1.10		1.48	(4.28)	1.55

Total operations	0.75		(0.13)	1.16		1.54	(4.19)	1.61

Distributions
From net investment income	—		(0.07)	(0.06)		(0.08)	(0.07)	(0.05)
From net realized gains	—		—	—		—	(1.36)	(0.74)

Total distributions	—		(0.07)	(0.06)		(0.08)	(1.43)	(0.79)

Net asset value
End of period/year	$7.81		$7.06	$7.26		$6.16	$4.70	$10.32

Total return(B)	10.62	%(C)	(1.76)%	19.08%		32.95%	(45.59)%	17.72%

Net assets end of period/year (000’s)	$14,023		$13,139	$14,466		$14,019	$10,956	$21,551
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.30	%(D)	0.30%	0.30%		0.30%	0.30%	0.30%
Before reimbursement/fee waiver	0.83	%(D)	0.81%	1.01%		0.56%	0.47%	0.47%
Net investment income, to average net assets	1.25	%(D)	0.89%	0.93%		1.07%	1.08%	0.64%
Portfolio turnover rate	24	%(C)	53%	142	%(E)	46%	32%	47%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth II VP (the “Portfolio”) is part of TST.

The Portfolio currently offers one class of shares; Initial Class.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Portfolio’s securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolio seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commission recaptured during the period ended June 30, 2012 of less than $1, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date net of foreign taxes or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2012, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Portfolio are also officers of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.30% of ANA

TAM has contractually agreed through May 1, 2013, to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

0.30% Expense Limit

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2012, the amount reimbursed/waived by the adviser was $38. The following amounts were available for recapture by the adviser as of June 30, 2012:

	Reimbursement of Expenses	Available for Recapture Through
Fiscal Year 2010	$98	12/31/2012
Fiscal Year 2011:	72	12/31/2013

Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2012

(all amounts in thousands)

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.15%.

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred before May 1, 2013. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. Effective May 1, 2012, the Portfolio pays TFS an annual fee of 0.025% of ANA. Prior to May 1, 2012, the Portfolio paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Portfolios (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2012 were as follows:

Purchases of securities:
Long-term	$3,357
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	4,166
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken for all open tax years (2008 - 2010), or expected to be taken in the Portfolio’s 2011 tax return, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Portfolio’s financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolio’s financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Portfolio’s financial statements.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth II VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2011. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Portfolio’s performance for longer periods included the management of the Portfolio’s previous sub-adviser. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust		Semi-Annual Report 2012

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio (continued)

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

P.O. Box 9012

Clearwater, FL 33758-9012

Distributor:	Transamerica Capital, Inc.
4600 South Syracuse Street
Denver, CO 80237

Customer Service: 1-800-851-9777

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Investments.

The schedules of investments are included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Not Applicable

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not Applicable

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	August 28, 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	August 28, 2012

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer